UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08764

PACE® Select Advisors Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6064

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

TABLE OF CONTENTS

PACE® Alternative Strategies Investments Class A - PASIX

PACE® Alternative Strategies Investments Class P - PASPX

PACE® Alternative Strategies Investments Class P2 - PAPTX

PACE® International Equity Investments Class A - PWGAX

PACE® International Equity Investments Class P - PCIEX

PACE® International Equity Investments Class P2 - PWITX

PACE® Global Fixed Income Investments Class A - PWFAX

PACE® Global Fixed Income Investments Class P - PCGLX

PACE® Global Real Estate Securities Investments Class A - PREAX

PACE® Global Real Estate Securities Investments Class P - PREQX

PACE® High Yield Investments Class A - PHIAX

PACE® High Yield Investments Class P - PHYPX

PACE® High Yield Investments Class P2 - PHDTX

PACE® Intermediate Fixed Income Investments Class A - PIFAX

PACE® Intermediate Fixed Income Investments Class P - PCIFX

PACE® International Emerging Markets Equity Investments Class A - PWEAX

PACE® International Emerging Markets Equity Investments Class P - PCEMX

PACE® International Emerging Markets Equity Investments Class P2 - PWETX

PACE® Large Co Growth Equity Investments Class A - PLAAX

PACE® Large Co Growth Equity Investments Class P - PCLCX

PACE® Large Co Value Equity Investments Class A - PCPAX

PACE® Large Co Value Equity Investments Class P - PCLVX

PACE® Mortgage-Backed Securities Fixed Income Investments Class A - PFXAX

PACE® Mortgage-Backed Securities Fixed Income Investments Class P - PCGTX

PACE® Municipal Fixed Income Investments Class A - PMUAX

PACE® Municipal Fixed Income Investments Class P - PCMNX

PACE® Small/Medium Co Growth Equity Investments Class A - PQUAX

PACE® Small/Medium Co Growth Equity Investments Class P - PCSGX

PACE® Small/Medium Co Value Equity Investments Class A - PEVAX

PACE® Small/Medium Co Value Equity Investments Class P - PCSVX

PACE® Strategic Fixed Income Investments Class A - PBNAX

PACE® Strategic Fixed Income Investments Class P - PCSIX

UBS Government Money Market Investments Fund Class P - PCEXX

Semi-Annual Shareholder Report

January 31, 2026

PACE® Alternative Strategies Investments

Class A

PASIX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.83%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$271,413,399
# of Portfolio Holdings	2,467
Portfolio Turnover Rate	191%

What is the Fund’s investment objective?

Long-term capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Table Summary
Carillon Reams Unconstrained Bond Fund, Class I	5.2%
Western Digital Corp., 3.000%, due 11/15/28	3.1
AQR Style Premia Alternative Fund, Class I	1.9
IREN Ltd., 3.500%, due 12/15/29	1.7
Bloom Energy Corp., 3.000%, due 06/01/28	1.6

Top 5 Short Holdings (% of Net Assets)

Table Summary
Western Digital Corp.	(3.0%)
Bloom Energy Corp., Class A	(3.0)
IREN Ltd.	(1.9)
Seagate Technology Holdings PLC	(1.5)
InterDigital, Inc.	(1.4)

PACE® Alternative Strategies Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Financial	6.5%
Industrials	6.6%
Consumer Discretionary	7.2%
Consumer Staples	9.5%
Technology	14.0%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Alternative Strategies Investments

S1910

Class A

Semi-Annual Shareholder Report

January 31, 2026

PACE® Alternative Strategies Investments

Class P

PASPX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$81	1.58%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$271,413,399
# of Portfolio Holdings	2,467
Portfolio Turnover Rate	191%

What is the Fund’s investment objective?

Long-term capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Table Summary
Carillon Reams Unconstrained Bond Fund, Class I	5.2%
Western Digital Corp., 3.000%, due 11/15/28	3.1
AQR Style Premia Alternative Fund, Class I	1.9
IREN Ltd., 3.500%, due 12/15/29	1.7
Bloom Energy Corp., 3.000%, due 06/01/28	1.6

Top 5 Short Holdings (% of Net Assets)

Table Summary
Western Digital Corp.	(3.0%)
Bloom Energy Corp., Class A	(3.0)
IREN Ltd.	(1.9)
Seagate Technology Holdings PLC	(1.5)
InterDigital, Inc.	(1.4)

PACE® Alternative Strategies Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Financial	6.5%
Industrials	6.6%
Consumer Discretionary	7.2%
Consumer Staples	9.5%
Technology	14.0%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Alternative Strategies Investments

S1911

Class P

Semi-Annual Shareholder Report

January 31, 2026

PACE® Alternative Strategies Investments

Class P2

PAPTX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$95	1.84%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$271,413,399
# of Portfolio Holdings	2,467
Portfolio Turnover Rate	191%

What is the Fund’s investment objective?

Long-term capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Table Summary
Carillon Reams Unconstrained Bond Fund, Class I	5.2%
Western Digital Corp., 3.000%, due 11/15/28	3.1
AQR Style Premia Alternative Fund, Class I	1.9
IREN Ltd., 3.500%, due 12/15/29	1.7
Bloom Energy Corp., 3.000%, due 06/01/28	1.6

Top 5 Short Holdings (% of Net Assets)

Table Summary
Western Digital Corp.	(3.0%)
Bloom Energy Corp., Class A	(3.0)
IREN Ltd.	(1.9)
Seagate Technology Holdings PLC	(1.5)
InterDigital, Inc.	(1.4)

PACE® Alternative Strategies Investments

Class P2

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Financial	6.5%
Industrials	6.6%
Consumer Discretionary	7.2%
Consumer Staples	9.5%
Technology	14.0%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Alternative Strategies Investments

S1912

Class P2

Semi-Annual Shareholder Report

January 31, 2026

PACE® International Equity Investments

Class A

PWGAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.25%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$765,083,745
# of Portfolio Holdings	383
Portfolio Turnover Rate	22%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Table Summary
Banco Santander SA	1.9%
Nestle SA	1.9
Lloyds Banking Group PLC	1.7
DBS Group Holdings Ltd.	1.7
Safran SA	1.6

Top 5 Short Holdings (% of Net Assets)

Table Summary
Informa PLC	(0.6%)
Investor AB, Class B	(0.5)
Washington H Soul Pattinson & Co. Ltd.	(0.4)
Shimano, Inc.	(0.4)
Cochlear Ltd.	(0.3)

PACE® International Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	9.1%
Information Technology	11.2%
Health Care	14.6%
Financials	24.0%
Industrials	25.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® International Equity Investments

S1895

Class A

Semi-Annual Shareholder Report

January 31, 2026

PACE® International Equity Investments

Class P

PCIEX

Fund Overview

This semi-annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$55	1.00%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$765,083,745
# of Portfolio Holdings	383
Portfolio Turnover Rate	22%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Table Summary
Banco Santander SA	1.9%
Nestle SA	1.9
Lloyds Banking Group PLC	1.7
DBS Group Holdings Ltd.	1.7
Safran SA	1.6

Top 5 Short Holdings (% of Net Assets)

Table Summary
Informa PLC	(0.6%)
Investor AB, Class B	(0.5)
Washington H Soul Pattinson & Co. Ltd.	(0.4)
Shimano, Inc.	(0.4)
Cochlear Ltd.	(0.3)

PACE® International Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	9.1%
Information Technology	11.2%
Health Care	14.6%
Financials	24.0%
Industrials	25.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® International Equity Investments

S1896

Class P

Semi-Annual Shareholder Report

January 31, 2026

PACE® International Equity Investments

Class P2

PWITX

Fund Overview

This semi-annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$22	0.40%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$765,083,745
# of Portfolio Holdings	383
Portfolio Turnover Rate	22%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Table Summary
Banco Santander SA	1.9%
Nestle SA	1.9
Lloyds Banking Group PLC	1.7
DBS Group Holdings Ltd.	1.7
Safran SA	1.6

Top 5 Short Holdings (% of Net Assets)

Table Summary
Informa PLC	(0.6%)
Investor AB, Class B	(0.5)
Washington H Soul Pattinson & Co. Ltd.	(0.4)
Shimano, Inc.	(0.4)
Cochlear Ltd.	(0.3)

PACE® International Equity Investments

Class P2

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	9.1%
Information Technology	11.2%
Health Care	14.6%
Financials	24.0%
Industrials	25.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® International Equity Investments

S1897

Class P2

Semi-Annual Shareholder Report

January 31, 2026

PACE® Global Fixed Income Investments

Class A

PWFAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.03%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$164,547,318
# of Portfolio Holdings	485
Portfolio Turnover Rate	71%

What is the Fund’s investment objective?

High total return.

Top 5 Holdings (% of Net Assets)

Table Summary
U.K. Gilts, 4.500%, due 03/07/35	6.5%
Bundesobligation (Germany), 2.200%, due 10/10/30	4.3
Italy Buoni Poliennali Del Tesoro, 4.300%, due 10/01/54	3.9
U.S. Treasury Notes, 3.500%, due 10/31/27	3.6
U.S. Treasury Notes, 3.625%, due 10/31/30	1.8

PACE® Global Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Asset-backed securities	2.8%
U.S. treasury obligations	5.9%
U.S. government agency obligations	9.7%
Corporate bonds	36.8%
Non-U.S. government agency obligations	40.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Global Fixed Income Investments

S1886

Class A

Semi-Annual Shareholder Report

January 31, 2026

PACE® Global Fixed Income Investments

Class P

PCGLX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$43	0.84%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$164,547,318
# of Portfolio Holdings	485
Portfolio Turnover Rate	71%

What is the Fund’s investment objective?

High total return.

Top 5 Holdings (% of Net Assets)

Table Summary
U.K. Gilts, 4.500%, due 03/07/35	6.5%
Bundesobligation (Germany), 2.200%, due 10/10/30	4.3
Italy Buoni Poliennali Del Tesoro, 4.300%, due 10/01/54	3.9
U.S. Treasury Notes, 3.500%, due 10/31/27	3.6
U.S. Treasury Notes, 3.625%, due 10/31/30	1.8

PACE® Global Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Asset-backed securities	2.8%
U.S. treasury obligations	5.9%
U.S. government agency obligations	9.7%
Corporate bonds	36.8%
Non-U.S. government agency obligations	40.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Global Fixed Income Investments

S1887

Class P

Semi-Annual Shareholder Report

January 31, 2026

PACE® Global Real Estate Securities Investments

Class A

PREAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.45%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$53,443,185
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Table Summary
Prologis, Inc.	8.3%
Equinix, Inc.	4.7
Goodman Group	4.3
Ventas, Inc.	3.9
Simon Property Group, Inc.	3.8

PACE® Global Real Estate Securities Investments

Class A

Top 5 Countries (% of Net Assets)

Table Summary
Value	Value
France	3.3%
United Kingdom	5.3%
Australia	11.3%
Japan	12.6%
United States	69.3%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Global Real Estate Securities Investments

S1916

Class A

Semi-Annual Shareholder Report

January 31, 2026

PACE® Global Real Estate Securities Investments

Class P

PREQX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$62	1.20%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$53,443,185
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Table Summary
Prologis, Inc.	8.3%
Equinix, Inc.	4.7
Goodman Group	4.3
Ventas, Inc.	3.9
Simon Property Group, Inc.	3.8

PACE® Global Real Estate Securities Investments

Class P

Top 5 Countries (% of Net Assets)

Table Summary
Value	Value
France	3.3%
United Kingdom	5.3%
Australia	11.3%
Japan	12.6%
United States	69.3%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Global Real Estate Securities Investments

S1917

Class P

Semi-Annual Shareholder Report

January 31, 2026

PACE® High Yield Investments

Class A

PHIAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.06%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$166,326,102
# of Portfolio Holdings	1,409
Portfolio Turnover Rate	27%

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Table Summary
Petroleos Mexicanos, 6.500%, due 06/02/41	0.7%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.5
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
Iron Mountain, Inc., 4.750%, due 01/15/34	0.3
Linx Capital Ltd., 15.200%, due 03/31/26	0.3

PACE® High Yield Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Industrial	7.1%
Financial	13.0%
Energy	13.3%
Communications	13.5%
Consumer Staples	23.5%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® High Yield Investments

S1913

Class A

Semi-Annual Shareholder Report

January 31, 2026

PACE® High Yield Investments

Class P

PHYPX

Fund Overview

This semi-annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.88%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$166,326,102
# of Portfolio Holdings	1,409
Portfolio Turnover Rate	27%

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Table Summary
Petroleos Mexicanos, 6.500%, due 06/02/41	0.7%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.5
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
Iron Mountain, Inc., 4.750%, due 01/15/34	0.3
Linx Capital Ltd., 15.200%, due 03/31/26	0.3

PACE® High Yield Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Industrial	7.1%
Financial	13.0%
Energy	13.3%
Communications	13.5%
Consumer Staples	23.5%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® High Yield Investments

S1914

Class P

Semi-Annual Shareholder Report

January 31, 2026

PACE® High Yield Investments

Class P2

PHDTX

Fund Overview

This semi-annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$29	0.57%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$166,326,102
# of Portfolio Holdings	1,409
Portfolio Turnover Rate	27%

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Table Summary
Petroleos Mexicanos, 6.500%, due 06/02/41	0.7%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.5
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
Iron Mountain, Inc., 4.750%, due 01/15/34	0.3
Linx Capital Ltd., 15.200%, due 03/31/26	0.3

PACE® High Yield Investments

Class P2

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Industrial	7.1%
Financial	13.0%
Energy	13.3%
Communications	13.5%
Consumer Staples	23.5%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® High Yield Investments

S1915

Class P2

Semi-Annual Shareholder Report

January 31, 2026

PACE® Intermediate Fixed Income Investments

Class A

PIFAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.86%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$195,305,111
# of Portfolio Holdings	248
Portfolio Turnover Rate	20%

What is the Fund’s investment objective?

Current income, consistent with reasonable stability of principal.

Top 5 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.125%, due 01/31/27	3.7%
U.S. Treasury Bonds, 1.750%, due 08/15/41	1.8
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.6
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.3
Ellington Financial, Inc., Series C	1.2

PACE® Intermediate Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	9.2%
Mortgage-backed securities	11.1%
Loan assignments	13.2%
Asset-backed securities	17.8%
Corporate bonds	42.2%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Intermediate Fixed Income Investments

S1890

Class A

Semi-Annual Shareholder Report

January 31, 2026

PACE® Intermediate Fixed Income Investments

Class P

PCIFX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$31	0.61%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$195,305,111
# of Portfolio Holdings	248
Portfolio Turnover Rate	20%

What is the Fund’s investment objective?

Current income, consistent with reasonable stability of principal.

Top 5 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.125%, due 01/31/27	3.7%
U.S. Treasury Bonds, 1.750%, due 08/15/41	1.8
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.6
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.3
Ellington Financial, Inc., Series C	1.2

PACE® Intermediate Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	9.2%
Mortgage-backed securities	11.1%
Loan assignments	13.2%
Asset-backed securities	17.8%
Corporate bonds	42.2%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Intermediate Fixed Income Investments

S1891

Class P

Semi-Annual Shareholder Report

January 31, 2026

PACE® International Emerging Markets Equity Investments

Class A

PWEAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	1.45%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$548,039,281
# of Portfolio Holdings	156
Portfolio Turnover Rate	38%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Samsung Electronics Co. Ltd.	5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7
Alibaba Group Holding Ltd.	4.4
Tencent Holdings Ltd.	4.1
SK Hynix, Inc.	2.7

PACE® International Emerging Markets Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	9.0%
Materials	10.6%
Consumer Discretionary	13.1%
Information Technology	25.2%
Financials	25.5%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® International Emerging Markets Equity Investments

S1892

Class A

Semi-Annual Shareholder Report

January 31, 2026

PACE® International Emerging Markets Equity Investments

Class P

PCEMX

Fund Overview

This semi-annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$69	1.20%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$548,039,281
# of Portfolio Holdings	156
Portfolio Turnover Rate	38%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Samsung Electronics Co. Ltd.	5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7
Alibaba Group Holding Ltd.	4.4
Tencent Holdings Ltd.	4.1
SK Hynix, Inc.	2.7

PACE® International Emerging Markets Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	9.0%
Materials	10.6%
Consumer Discretionary	13.1%
Information Technology	25.2%
Financials	25.5%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® International Emerging Markets Equity Investments

S1893

Class P

Semi-Annual Shareholder Report

January 31, 2026

PACE® International Emerging Markets Equity Investments

Class P2

PWETX

Fund Overview

This semi-annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$46	0.80%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$548,039,281
# of Portfolio Holdings	156
Portfolio Turnover Rate	38%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Samsung Electronics Co. Ltd.	5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7
Alibaba Group Holding Ltd.	4.4
Tencent Holdings Ltd.	4.1
SK Hynix, Inc.	2.7

PACE® International Emerging Markets Equity Investments

Class P2

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	9.0%
Materials	10.6%
Consumer Discretionary	13.1%
Information Technology	25.2%
Financials	25.5%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® International Emerging Markets Equity Investments

S1894

Class P2

Semi-Annual Shareholder Report

January 31, 2026

PACE® Large Co Growth Equity Investments

Class A

PLAAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.13%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$710,254,947
# of Portfolio Holdings	118
Portfolio Turnover Rate	28%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	10.3%
Microsoft Corp.	7.3
Alphabet, Inc., Class C	5.9
Apple, Inc.	5.3
Amazon.com, Inc.	4.5

PACE® Large Co Growth Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	8.8%
Financials	10.3%
Consumer Discretionary	11.4%
Health Care	11.8%
Information Technology	40.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Large Co Growth Equity Investments

S1898

Class A

Semi-Annual Shareholder Report

January 31, 2026

PACE® Large Co Growth Equity Investments

Class P

PCLCX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.88%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$710,254,947
# of Portfolio Holdings	118
Portfolio Turnover Rate	28%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	10.3%
Microsoft Corp.	7.3
Alphabet, Inc., Class C	5.9
Apple, Inc.	5.3
Amazon.com, Inc.	4.5

PACE® Large Co Growth Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	8.8%
Financials	10.3%
Consumer Discretionary	11.4%
Health Care	11.8%
Information Technology	40.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Large Co Growth Equity Investments

S1899

Class P

Semi-Annual Shareholder Report

January 31, 2026

PACE® Large Co Value Equity Investments

Class A

PCPAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.14%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$794,103,026
# of Portfolio Holdings	119
Portfolio Turnover Rate	25%

What is the Fund’s investment objective?

Capital appreciation and dividend income.

Top 5 Holdings (% of Net Assets)

Table Summary
Elevance Health, Inc.	4.0%
Samsung Electronics Co. Ltd.	2.6
Citigroup, Inc.	2.3
Marsh & McLennan Cos., Inc.	2.3
Alphabet, Inc., Class A	2.2

PACE® Large Co Value Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	7.6%
Industrials	10.2%
Information Technology	12.0%
Health Care	12.7%
Financials	24.5%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Large Co Value Equity Investments

S1900

Class A

Semi-Annual Shareholder Report

January 31, 2026

PACE® Large Co Value Equity Investments

Class P

PCLVX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$48	0.89%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$794,103,026
# of Portfolio Holdings	119
Portfolio Turnover Rate	25%

What is the Fund’s investment objective?

Capital appreciation and dividend income.

Top 5 Holdings (% of Net Assets)

Table Summary
Elevance Health, Inc.	4.0%
Samsung Electronics Co. Ltd.	2.6
Citigroup, Inc.	2.3
Marsh & McLennan Cos., Inc.	2.3
Alphabet, Inc., Class A	2.2

PACE® Large Co Value Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	7.6%
Industrials	10.2%
Information Technology	12.0%
Health Care	12.7%
Financials	24.5%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Large Co Value Equity Investments

S1901

Class P

Semi-Annual Shareholder Report

January 31, 2026

PACE® Mortgage-Backed Securities Fixed Income Investments

Class A

PFXAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.97%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$166,144,227
# of Portfolio Holdings	1,054
Portfolio Turnover Rate	483%

What is the Fund’s investment objective?

Current income.

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 6.000%	20.1%
Uniform Mortgage-Backed Security, TBA, 2.000%	13.0
Government National Mortgage Association, TBA, 4.500%	6.7
Uniform Mortgage-Backed Security, TBA, 5.500%	6.0
Uniform Mortgage-Backed Security, TBA, 5.000%	5.6

PACE® Mortgage-Backed Securities Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Short-term U.S. treasury obligations	0.2%
Investment companies	1.1%
Asset-backed securities	3.6%
Mortgage-backed securities	16.2%
U.S. government agency obligations	185.5%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Mortgage-Backed Securities Fixed Income Investments

S1888

Class A

Semi-Annual Shareholder Report

January 31, 2026

PACE® Mortgage-Backed Securities Fixed Income Investments

Class P

PCGTX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$37	0.72%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$166,144,227
# of Portfolio Holdings	1,054
Portfolio Turnover Rate	483%

What is the Fund’s investment objective?

Current income.

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 6.000%	20.1%
Uniform Mortgage-Backed Security, TBA, 2.000%	13.0
Government National Mortgage Association, TBA, 4.500%	6.7
Uniform Mortgage-Backed Security, TBA, 5.500%	6.0
Uniform Mortgage-Backed Security, TBA, 5.000%	5.6

PACE® Mortgage-Backed Securities Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Short-term U.S. treasury obligations	0.2%
Investment companies	1.1%
Asset-backed securities	3.6%
Mortgage-backed securities	16.2%
U.S. government agency obligations	185.5%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Mortgage-Backed Securities Fixed Income Investments

S1889

Class P

Semi-Annual Shareholder Report

January 31, 2026

PACE® Municipal Fixed Income Investments

Class A

PMUAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.82%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$153,100,188
# of Portfolio Holdings	105
Portfolio Turnover Rate	8%

What is the Fund’s investment objective?

High current income exempt from federal income tax.

Top 5 Holdings (% of Net Assets)

Table Summary
Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	4.1%
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.2
Central Texas Turnpike System, 5.000%, due 08/15/37	1.9
New York State Dormitory Authority, 4.000%, due 03/15/42	1.9
Southeast Energy Authority A Cooperative District (Alabama), 5.000%, due 10/01/30	1.8

PACE® Municipal Fixed Income Investments

Class A

Top 5 States (% of Net Assets)

Table Summary
Value	Value
Wisconsin	5.9%
Illinois	7.8%
Pennsylvania	9.9%
New York	10.2%
Texas	11.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Municipal Fixed Income Investments

S1902

Class A

Semi-Annual Shareholder Report

January 31, 2026

PACE® Municipal Fixed Income Investments

Class P

PCMNX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$30	0.57%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$153,100,188
# of Portfolio Holdings	105
Portfolio Turnover Rate	8%

What is the Fund’s investment objective?

High current income exempt from federal income tax.

Top 5 Holdings (% of Net Assets)

Table Summary
Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	4.1%
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.2
Central Texas Turnpike System, 5.000%, due 08/15/37	1.9
New York State Dormitory Authority, 4.000%, due 03/15/42	1.9
Southeast Energy Authority A Cooperative District (Alabama), 5.000%, due 10/01/30	1.8

PACE® Municipal Fixed Income Investments

Class P

Top 5 States (% of Net Assets)

Table Summary
Value	Value
Wisconsin	5.9%
Illinois	7.8%
Pennsylvania	9.9%
New York	10.2%
Texas	11.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Municipal Fixed Income Investments

S1903

Class P

Semi-Annual Shareholder Report

January 31, 2026

PACE® Small/Medium Co Growth Equity Investments

Class A

PQUAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.28%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$241,797,904
# of Portfolio Holdings	349
Portfolio Turnover Rate	38%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Five Below, Inc.	1.9%
Kinsale Capital Group, Inc.	1.6
Comfort Systems USA, Inc.	1.5
Medpace Holdings, Inc.	1.4
Grand Canyon Education, Inc.	1.3

PACE® Small/Medium Co Growth Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Financials	9.0%
Consumer Discretionary	10.9%
Information Technology	21.8%
Health Care	23.9%
Industrials	25.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Small/Medium Co Growth Equity Investments

S1904

Class A

Semi-Annual Shareholder Report

January 31, 2026

PACE® Small/Medium Co Growth Equity Investments

Class P

PCSGX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	1.08%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$241,797,904
# of Portfolio Holdings	349
Portfolio Turnover Rate	38%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Five Below, Inc.	1.9%
Kinsale Capital Group, Inc.	1.6
Comfort Systems USA, Inc.	1.5
Medpace Holdings, Inc.	1.4
Grand Canyon Education, Inc.	1.3

PACE® Small/Medium Co Growth Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Financials	9.0%
Consumer Discretionary	10.9%
Information Technology	21.8%
Health Care	23.9%
Industrials	25.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Small/Medium Co Growth Equity Investments

S1905

Class P

Semi-Annual Shareholder Report

January 31, 2026

PACE® Small/Medium Co Value Equity Investments

Class A

PEVAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.29%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$262,183,299
# of Portfolio Holdings	178
Portfolio Turnover Rate	18%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
WESCO International, Inc.	1.6%
CACI International, Inc., Class A	1.6
Patterson-UTI Energy, Inc.	1.6
Mohawk Industries, Inc.	1.2
Arrow Electronics, Inc.	1.2

PACE® Small/Medium Co Value Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	7.2%
Information Technology	11.0%
Consumer Discretionary	13.8%
Financials	18.2%
Industrials	23.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Small/Medium Co Value Equity Investments

S1906

Class A

Semi-Annual Shareholder Report

January 31, 2026

PACE® Small/Medium Co Value Equity Investments

Class P

PCSVX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	1.04%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$262,183,299
# of Portfolio Holdings	178
Portfolio Turnover Rate	18%

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
WESCO International, Inc.	1.6%
CACI International, Inc., Class A	1.6
Patterson-UTI Energy, Inc.	1.6
Mohawk Industries, Inc.	1.2
Arrow Electronics, Inc.	1.2

PACE® Small/Medium Co Value Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	7.2%
Information Technology	11.0%
Consumer Discretionary	13.8%
Financials	18.2%
Industrials	23.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Small/Medium Co Value Equity Investments

S1907

Class P

Semi-Annual Shareholder Report

January 31, 2026

PACE® Strategic Fixed Income Investments

Class A

PBNAX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$412,640,880
# of Portfolio Holdings	1,654
Portfolio Turnover Rate	96%

What is the Fund’s investment objective?

Total return consisting of income and capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.500%	1.9%
U.S. Treasury Notes, 4.125%, due 03/31/29	1.7
U.S. Treasury Bonds, 3.250%, due 05/15/42	1.7
U.S. Treasury Bonds, 1.750%, due 08/15/41	1.5
U.S. Treasury Notes, 0.500%, due 08/31/27	1.4

PACE® Strategic Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. government agency obligations	8.2%
Mortgage-backed securities	11.6%
U.S. treasury obligations	12.6%
Asset-backed securities	13.3%
Corporate bonds	45.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Strategic Fixed Income Investments

S1908

Class A

Semi-Annual Shareholder Report

January 31, 2026

PACE® Strategic Fixed Income Investments

Class P

PCSIX

Fund Overview

This semi-annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$33	0.65%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$412,640,880
# of Portfolio Holdings	1,654
Portfolio Turnover Rate	96%

What is the Fund’s investment objective?

Total return consisting of income and capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.500%	1.9%
U.S. Treasury Notes, 4.125%, due 03/31/29	1.7
U.S. Treasury Bonds, 3.250%, due 05/15/42	1.7
U.S. Treasury Bonds, 1.750%, due 08/15/41	1.5
U.S. Treasury Notes, 0.500%, due 08/31/27	1.4

PACE® Strategic Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. government agency obligations	8.2%
Mortgage-backed securities	11.6%
U.S. treasury obligations	12.6%
Asset-backed securities	13.3%
Corporate bonds	45.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Strategic Fixed Income Investments

S1909

Class P

Semi-Annual Shareholder Report

January 31, 2026

UBS Government Money Market Investments Fund

Class P

PCEXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Government Money Market Investments Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$8	0.16%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$2,871,898,502
# of Portfolio Holdings	127

What is the Fund’s investment objective?

Current income consistent with preservation of capital and liquidity.

Top 5 Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase Agreement, 3.660%, due 02/02/26	23.4%
U.S. Treasury Floating Rate Notes, 3.763%, due 02/02/26	2.8
Goldman Sachs and Co. Repurchase Agreement, 3.660%, due 02/02/26	2.1
Federal Home Loan Banks, 3.750%, due 02/02/26	1.5
Federal Home Loan Banks, 3.680%, due 02/02/26	1.5

UBS Government Money Market Investments Fund

Class P

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Repurchase agreements	25.5%
U.S. government agency obligations	32.9%
U.S. treasury obligations	41.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, financial statements and portfolio holdings: https://usmoneymarketfunds.com/sub-pages/CFC3/documents.html

• For shareholder reports: https://usmoneymarketfunds.com/tailored-shareholder-reports.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Government Money Market Investments Fund

S1918

Class P

(b)	Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

PACE Select Advisors Trust
Form N-CSR Information Items 7 through 11

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

PACE® Select Advisors Trust

Semiannual Financial Statements | January 31, 2026

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—32.9%
Federal Farm Credit Banks Funding Corp. 1 day USD SOFR + 0.020%, 3.670%, due 02/02/26[1]	$31,000,000	$31,000,000
1 day USD SOFR + 0.025%, 3.675%, due 02/02/26[1]	21,000,000	20,999,527
1 day USD SOFR + 0.030%, 3.680%, due 02/02/26[1]	15,000,000	15,000,000
1 day USD SOFR + 0.040%, 3.690%, due 02/02/26[1]	7,000,000	7,000,000
1 day USD SOFR + 0.050%, 3.700%, due 02/02/26[1]	9,000,000	9,000,000
1 day USD SOFR + 0.060%, 3.710%, due 02/02/26[1]	9,000,000	9,000,000
1 day USD SOFR + 0.090%, 3.740%, due 02/02/26[1]	3,000,000	3,000,000
1 day USD SOFR + 0.105%, 3.755%, due 02/02/26[1]	8,000,000	8,000,000
1 day USD SOFR + 0.115%, 3.765%, due 02/02/26[1]	27,000,000	27,000,000
1 day USD SOFR + 0.120%, 3.770%, due 02/02/26[1]	12,000,000	12,001,512
1 day USD SOFR + 0.125%, 3.775%, due 02/02/26[1]	7,000,000	7,000,000
1 day USD SOFR + 0.130%, 3.780%, due 02/02/26[1]	10,500,000	10,500,000
1 day USD SOFR + 0.135%, 3.785%, due 02/02/26[1]	7,000,000	7,000,000
Federal Home Loan Bank Discount Notes 3.455%, due 08/06/26[2]	15,000,000	14,732,238
3.495%, due 06/12/26[2]	14,000,000	13,821,949
3.500%, due 07/17/26[2]	15,000,000	14,757,917
3.505%, due 07/13/26[2]	15,000,000	14,763,412
3.515%, due 05/04/26[2]	23,000,000	22,793,396
3.515%, due 09/04/26[2]	14,000,000	13,706,107
3.520%, due 08/14/26[2]	15,000,000	14,715,467
3.530%, due 05/29/26[2]	23,000,000	22,736,132
3.530%, due 06/09/26[2]	22,000,000	21,723,876
3.534%, due 07/22/26[2]	15,000,000	14,748,202
3.535%, due 07/16/26[2]	15,000,000	14,756,969
3.540%, due 06/11/26[2]	22,000,000	21,718,767
3.540%, due 07/13/26[2]	15,000,000	14,761,050
3.545%, due 04/08/26[2]	9,000,000	8,941,508
3.545%, due 07/02/26[2]	18,000,000	17,732,352
3.545%, due 07/31/26[2]	29,000,000	28,485,975
3.550%, due 03/25/26[2]	14,000,000	13,928,211
3.555%, due 07/09/26[2]	13,000,000	12,797,168
3.565%, due 05/13/26[2]	18,000,000	17,819,967
3.570%, due 05/15/26[2]	9,000,000	8,908,073
3.570%, due 06/18/26[2]	13,000,000	12,823,384
3.590%, due 03/30/26[2]	22,000,000	21,874,948
3.604%, due 04/22/26[2]	15,000,000	14,879,867
3.690%, due 04/09/26[2]	15,000,000	14,896,987
3.730%, due 04/02/26[2]	15,000,000	14,906,750
3.750%, due 02/23/26[2]	15,000,000	14,965,625
3.750%, due 02/24/26[2]	15,000,000	14,964,062
3.750%, due 03/13/26[2]	15,000,000	14,937,500
3.775%, due 02/20/26[2]	15,000,000	14,970,115
	Face amount	Value
U.S. government agency obligations—(concluded)
3.920%, due 02/13/26[2]	$15,000,000	$14,980,400
3.940%, due 02/20/26[2]	16,000,000	15,966,729
Federal Home Loan Banks 1 day USD SOFR + 0.005%, 3.655%, due 02/02/26[1]	11,000,000	11,000,000
1 day USD SOFR + 0.020%, 3.670%, due 02/02/26[1]	15,000,000	15,000,000
1 day USD SOFR + 0.025%, 3.675%, due 02/02/26[1]	41,000,000	41,000,000
1 day USD SOFR + 0.030%, 3.680%, due 02/02/26[1]	43,000,000	42,999,725
1 day USD SOFR + 0.045%, 3.695%, due 02/02/26[1]	11,000,000	11,000,000
1 day USD SOFR + 0.060%, 3.710%, due 02/02/26[1]	8,000,000	8,000,000
1 day USD SOFR + 0.080%, 3.730%, due 02/02/26[1]	9,000,000	9,000,000
1 day USD SOFR + 0.085%, 3.735%, due 02/02/26[1]	8,000,000	8,000,000
1 day USD SOFR + 0.100%, 3.750%, due 02/02/26[1]	44,000,000	44,000,000
1 day USD SOFR + 0.115%, 3.765%, due 02/02/26[1]	20,000,000	20,000,000
1 day USD SOFR + 0.120%, 3.770%, due 02/02/26[1]	7,000,000	7,000,000
1 day USD SOFR + 0.130%, 3.780%, due 02/02/26[1]	8,000,000	8,000,000
1 day USD SOFR + 0.150%, 3.800%, due 02/02/26[1]	9,000,000	9,000,000
1 day USD SOFR + 0.170%, 3.820%, due 02/02/26[1]	12,000,000	12,000,000
1 day USD SOFR + 0.180%, 3.830%, due 02/02/26[1]	20,000,000	20,000,000
3.850%, due 03/10/26	15,000,000	14,999,830
Total U.S. government agency obligations (cost—$946,015,697)		946,015,697
U.S. treasury obligations—41.7%
U.S. Treasury Bills 3.586% due 07/09/26[3]	23,000,000	22,649,218
3.596% due 06/25/26[3]	22,000,000	21,693,320
3.607% due 06/18/26[3]	22,000,000	21,707,391
3.612% due 07/02/26[3]	15,000,000	14,779,792
3.614% due 05/05/26[3]	22,000,000	21,798,810
3.617% due 04/14/26[3]	30,000,000	29,783,400
3.619% due 04/07/26[3]	22,000,000	21,856,206
3.622% due 04/09/26[3]	15,000,000	14,901,175
3.632% due 04/21/26[3]	29,000,000	28,774,718
3.642% due 03/19/26[3]	22,000,000	21,899,924
3.642% due 03/26/26[3]	22,000,000	21,884,696
3.647% due 04/28/26[3]	29,000,000	28,753,717
3.652% due 04/02/26[3]	22,000,000	21,869,100
3.697% due 06/11/26[3]	22,000,000	21,715,589
3.735% due 03/12/26[3]	22,000,000	21,913,008
3.755% due 06/04/26[3]	29,000,000	28,639,832
3.760% due 04/30/26[3]	15,000,000	14,866,533
3.781% due 04/23/26[3]	15,000,000	14,876,475

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
U.S. treasury obligations—(concluded)
3.791% due 05/28/26[3]	$22,000,000	$21,739,838
3.803% due 03/03/26[3]	22,000,000	21,932,075
3.811% due 03/31/26[3]	29,000,000	28,825,259
3.812% due 05/14/26[3]	15,000,000	14,843,175
3.813% due 03/05/26[3]	29,000,000	28,903,978
3.823% due 05/07/26[3]	22,000,000	21,785,194
3.833% due 02/26/26[3]	22,000,000	21,942,785
3.833% due 05/21/26[3]	22,000,000	21,752,873
3.834% due 02/24/26[3]	23,000,000	22,945,116
3.850% due 03/17/26[3]	22,000,000	21,899,167
3.850% due 03/24/26[3]	22,000,000	21,883,125
3.855% due 03/12/26[3]	15,000,000	14,939,388
3.870% due 02/12/26[3]	15,000,000	14,982,675
3.870% due 03/10/26[3]	22,000,000	21,914,756
3.876% due 02/10/26[3]	22,000,000	21,979,237
3.885% due 02/19/26[3]	15,000,000	14,971,537
3.886% due 02/03/26[3]	15,000,000	14,996,846
3.906% due 02/05/26[3]	15,000,000	14,993,642
3.912% due 02/17/26[3]	30,000,000	29,949,200
4.013% due 03/05/26[3]	15,000,000	14,948,267
4.050% due 02/26/26[3]	15,000,000	14,959,219
4.081% due 02/19/26[3]	15,000,000	14,970,412
4.108% due 02/12/26[3]	15,000,000	14,981,804
4.118% due 02/05/26[3]	15,000,000	14,993,367
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.098%, 3.711% due 02/02/26[1]	41,000,000	40,994,901
3 mo. Treasury money market yield + 0.150%, 3.763% due 02/02/26[1]	79,000,000	79,000,212
3 mo. Treasury money market yield + 0.160%, 3.773% due 02/02/26[1]	30,000,000	30,002,842
3 mo. Treasury money market yield + 0.182%, 3.795% due 02/02/26[1]	42,000,000	41,992,704
3 mo. Treasury money market yield + 0.205%, 3.818% due 02/02/26[1]	35,000,000	35,012,284
U.S. Treasury Notes 3.625% due 05/15/26	15,000,000	14,981,513
3.750% due 04/15/26	15,000,000	14,988,770
4.500% due 03/31/26	30,000,000	30,016,688
4.625% due 03/15/26	14,000,000	14,008,025
4.875% due 04/30/26	30,000,000	30,050,198
Total U.S. treasury obligations (cost—$1,197,443,976)		1,197,443,976
	Face amount	Value
Repurchase agreements—25.5%
Repurchase agreement dated 01/30/26
with Goldman Sachs & Co., 3.660%
due 02/02/26, collateralized by
$88,034,700 U.S. Treasury Bond
Principal Strips, zero coupon
due 05/15/51 to 05/15/55, $10,000
Federal Agricultural Mortgage Corp.,
1.625% due 11/05/29, $36,000
Federal Farm Credit Banks Funding Corp,.
0.600% to 5.740% due 01/27/27 to
03/06/45, $33,545,000 Federal Home
Loan Bank obligations, 5.075% to
5.800% due 08/21/37 to 10/22/55,
$6,000 Federal Home Loan Mortgage
Corp., obligations, 4.550% due 03/12/30,
$2,076,000 Federal National Mortgage
Association obligations, 6.250% to
6.625% due 05/15/29 to 11/15/30;
(value—$61,200,005);
proceeds: $60,018,300	$60,000,000	$60,000,000
Repurchase agreement dated 01/30/26 with Fixed Income Clearing Corp., 3.660% due 02/02/26, collateralized by $655,886,400 U.S. Treasury Notes, 2.750% to 3.750% due 04/30/27 to 06/30/27, $19,702,500 U.S. Treasury Inflation Index Notes, 0.125% due 04/15/27; (value—$684,365,490); proceeds: $671,150,920	670,946,282	670,946,282
Total repurchase agreements (cost—$730,946,282)		730,946,282
Total investments—100.1% (cost—$2,874,405,955 which approximates cost for federal income tax purposes)		2,874,405,955
Liabilities in excess of other assets—(0.1)%		(2,507,453)
Net assets—100.0%		$2,871,898,502

UBS Government Money Market Investments Fund

Portfolio of investments—January 31, 2026 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$946,015,697	$—	$946,015,697
U.S. Treasury obligations	—	1,197,443,976	—	1,197,443,976
Repurchase agreements	—	730,946,282	—	730,946,282
Total	$—	$2,874,405,955	$—	$2,874,405,955

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Floating or variable rate securities. The rates disclosed are as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Rate shown is the discount rate at the date of purchase unless otherwise noted.

3  Rate shown reflects yield at January 31, 2026.

See accompanying notes to financial statements.

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Asset-backed securities—3.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R1, Class M4, 1 mo. USD Term SOFR + 1.224%, 4.897%, due 03/25/35[1]	$88,732	$87,948
Amortizing Residential Collateral Trust, Series 2004-1, Class A5, 1 mo. USD Term SOFR + 1.114%, 4.787%, due 10/25/34[1]	61,105	60,462
Apex Credit CLO Ltd., Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.800%, 5.468%, due 04/20/36[1,2]	500,000	501,979
Bear Stearns Asset-Backed Securities Trust, Series 2004-2, Class M1, 1 mo. USD Term SOFR + 1.314%, 4.987%, due 08/25/34[1]	642,281	642,748
Chase Funding Trust, Series 2002-3, Class 2A1, 1 mo. USD Term SOFR + 0.754%, 4.427%, due 08/25/32[1]	94,455	93,944
Series 2002-4, Class 2A1, 1 mo. USD Term SOFR + 0.854%, 4.527%, due 10/25/32[1]	3,012	3,020
Countrywide Asset-Backed Certificates, Series 2004-2, Class 3A4, 1 mo. USD Term SOFR + 0.614%, 4.287%, due 07/25/34[1]	46,849	46,189
Countrywide Asset-Backed Certificates Trust, Series 2004-4, Class M1, 1 mo. USD Term SOFR + 0.834%, 4.507%, due 07/25/34[1]	978	1,168
Series 2004-6, Class M1, 1 mo. USD Term SOFR + 1.014%, 4.687%, due 10/25/34[1]	25,594	25,492
Diameter Capital CLO 6 Ltd., Series 2024-6A, Class A1, 3 mo. USD Term SOFR + 1.610%, 5.282%, due 04/15/37[1,2]	700,000	701,158
EMC Mortgage Loan Trust, Series 2003-A, Class A2, 1 mo. USD Term SOFR + 1.614%, 5.287%, due 08/25/40[1,2]	45,190	46,270
EquiFirst Loan Securitization Trust, Series 2007-1, Class A1, 1 mo. USD Term SOFR + 0.454%, 4.127%, due 04/25/37[1,2]	896,348	841,594
Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 3 mo. USD Term SOFR + 1.352%, 5.024%, due 07/15/31[1,2]	650,303	651,213
KGS-Alpha SBA COOF Trust, Series 2012-5, Class A, IO, 1.046%, due 04/25/38[1,2,3,4]	3,470,728	69,415
	Face amount	Value
Asset-backed securities—(concluded)
Option One Mortgage Loan Trust, Series 2007-4, Class 2A2, 1 mo. USD Term SOFR + 0.294%, 3.967%, due 04/25/37[1]	$42,189	$24,128
Renaissance Home Equity Loan Trust, Series 2003-2, Class A, 1 mo. USD Term SOFR + 0.994%, 3.363%, due 08/25/33[1]	79,092	72,847
Soundview Home Loan Trust, Series 2007-OPT1, Class 1A1, 1 mo. USD Term SOFR + 0.314%, 3.987%, due 06/25/37[1]	484,964	335,557
Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M2, 1 mo. USD Term SOFR + 0.804%, 4.477%, due 09/25/35[1]	580,293	561,181
Sycamore Tree CLO Ltd., Series 2023-2A, Class AR, 3 mo. USD Term SOFR + 1.680%, 5.348%, due 01/20/37[1,2]	400,000	400,740
TCW CLO Ltd., Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.600%, 5.271%, due 01/16/37[1,2]	500,000	500,971
Venture 33 CLO Ltd., Series 2018-33A, Class A1LR, 3 mo. USD Term SOFR + 1.322%, 4.994%, due 07/15/31[1,2]	52,782	52,970
Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 3 mo. USD Term SOFR + 1.392%, 5.059%, due 04/20/32[1,2]	268,281	268,511
Total asset-backed securities (cost—$5,912,634)		5,989,505
Mortgage-backed securities—16.2%
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 4.762%, due 11/25/35[1]	219,886	153,730
BCAP LLC Trust, Series 2010-RR1, Class 1A4, 4.764%, due 03/26/37[1,2]	46,810	43,031
Series 2013-RR1, Class 3A4, 6.000%, due 10/26/37[1,2]	118,489	79,472
Bear Stearns ARM Trust, Series 2004-2, Class 12A2, 4.283%, due 05/25/34[1]	17,133	15,518
Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A2, 5.500%, due 06/25/34[1]	252,042	244,609
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, 5.750%, due 10/25/33[1]	49,006	59,787

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-1A, Class A1, 1 mo. USD Term SOFR + 0.394%, 4.067%, due 01/25/35[1,2]	$4,893	$4,849
CHL Mortgage Pass-Through Trust, Series 2003-HYB1, Class 1A1, 4.372%, due 05/19/33[1]	2,154	2,014
Series 2007-15, Class 2A2, 6.500%, due 09/25/37	23,858	8,245
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q034, Class APT2, 2.942%, due 07/25/54[1]	1,043,308	1,016,734
Series KJ45, Class A2, 4.660%, due 01/25/31	600,000	611,264
Federal Home Loan Mortgage Corp. REMICS, Series 2614, Class WO, PO, 0.000%, due 05/15/33[5]	237,480	209,739
Series 4839, Class UO, PO, 0.000%, due 08/15/56[5]	349,969	219,115
Series 4836, PO, 0.000%, due 10/15/58[5]	627,175	381,633
Series 4265, Class ES, (3.200)* 30 day USD SOFR Average + 13.394%, 1.233%, due 11/15/43[1]	818,033	771,437
Series 3635, Class IB, IO, 1.658%, due 10/15/37[1]	25,197	1,248
Series 3598, Class JI, IO, 1.727%, due 10/15/37[1]	9,788	455
Series 3621, Class WI, IO, 1.810%, due 05/15/37[1]	16,808	913
Series 4255, Class SN, (2.667)* 30 day USD SOFR Average + 11.961%, 1.827%, due 05/15/35[1]	236,568	240,443
Series 4367, Class GS, IO, 1.890%, due 03/15/37[1]	24,736	1,320
Series 3684, Class JI, IO, 1.909%, due 11/15/36[1]	78,187	4,413
Series 4438, Class WI, IO, 1.919%, due 11/15/38[1]	71,449	3,948
Series 4394, Class WI, IO, 1.993%, due 08/15/41[1]	21,645	1,178
Series 5034, Class MI, IO, 2.000%, due 11/25/50	595,085	79,111
	Face amount	Value
Mortgage-backed securities—(continued)
Series 3962, Class KS, IO, 2.012%, due 06/15/38[1]	$65,608	$3,865
Series 4263, Class SD, (2.667)* 30 day USD SOFR Average + 11.961%, 2.075%, due 11/15/43[1]	266,668	243,497
Series 4463, IO, 2.092%, due 02/15/38[1]	43,660	2,335
Series 4338, Class SB, IO, 2.097%, due 10/15/41[1]	43,295	2,490
Series 4076, Class SW, IO, (1.000)* 30 day USD SOFR Average + 5.936%, 2.228%, due 07/15/42[1]	730,059	73,649
Series 4324, IO, 2.251%, due 08/15/36[1]	26,503	1,850
Series 4156, Class SA, IO, (1.000)* 30 day USD SOFR Average + 6.086%, 2.378%, due 01/15/33[1]	349,655	30,608
Series 4182, Class YI, IO, 2.500%, due 03/15/28	319,764	5,961
Series 3339, Class LI, IO, (1.000)* 30 day USD SOFR Average + 6.366%, 2.658%, due 07/15/37[1]	352,915	32,603
Series 4100, Class HI, IO, 3.000%, due 08/15/27	20,660	300
Series 4182, Class QI, IO, 3.000%, due 02/15/33	24,866	1,130
Series 4165, Class TI, IO, 3.000%, due 12/15/42	341,799	15,946
Series 3442, Class MT, 30 day USD SOFR Average + 0.114%, 3.822%, due 07/15/34[1]	19,353	18,007
Series 4544, Class IP, IO, 4.000%, due 01/15/46	768,650	131,821
Series 2411, Class FJ, 30 day USD SOFR Average + 0.464%, 4.172%, due 12/15/29[1]	2,822	2,818
Series 2513, Class AS, IO, (1.000)* 30 day USD SOFR Average + 7.886%, 4.178%, due 02/15/32[1]	69,362	7,526
Series 3096, Class FL, 30 day USD SOFR Average + 0.514%, 4.222%, due 01/15/36[1]	35,626	35,450

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 3114, Class PF, 30 day USD SOFR Average + 0.514%, 4.222%, due 02/15/36[1]	$235,008	$233,785
Series 3153, Class UF, 30 day USD SOFR Average + 0.544%, 4.252%, due 05/15/36[1]	57,372	57,147
Series 2400, Class FQ, 30 day USD SOFR Average + 0.614%, 4.322%, due 01/15/32[1]	4,815	4,818
Series 4068, Class UF, 30 day USD SOFR Average + 0.614%, 4.322%, due 06/15/42[1]	315,966	316,328
Series 4940, Class FE, 30 day USD SOFR Average + 0.664%, 4.362%, due 01/25/50[1]	203,204	200,413
Series 3667, Class FW, 30 day USD SOFR Average + 0.664%, 4.372%, due 02/15/38[1]	3,593	3,590
Series 4832, Class FW, 30 day USD SOFR Average + 0.464%, 4.489%, due 04/15/38[1]	471,693	465,805
Series 4945, Class F, 30 day USD SOFR Average + 0.614%, 4.639%, due 12/15/46[1]	75,638	74,802
Series 3671, Class FQ, 30 day USD SOFR Average + 0.964%, 4.672%, due 12/15/36[1]	335,309	338,737
Series 3864, Class NT, (9.167)* 30 day USD SOFR Average + 59.451%, 5.500%, due 03/15/39[1]	142,245	143,867
Series 2136, Class GD, IO, 7.000%, due 03/15/29	150	8
Series 2178, Class PI, IO, 7.500%, due 08/15/29	1,423	122
Federal Home Loan Mortgage Corp. STRIPS, Series 389, Class C40, IO, 2.500%, due 10/15/52	3,999,680	600,518
Series 303, Class C19, IO, 3.500%, due 01/15/43	326,283	52,241
Series 345, Class C13, IO, 3.500%, due 08/15/45	482,419	71,428
Series 326, Class F2, 30 day USD SOFR Average + 0.664%, 4.372%, due 03/15/44[1]	190,612	191,031
Series 330, Class F4, 30 day USD SOFR Average + 0.464%, 4.489%, due 10/15/37[1]	108,086	106,920
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.000%, due 09/25/45	150,362	132,385
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2017-SC01, Class 1A, 3.000%, due 12/25/46	$294,777	$255,094
Series 2017-SC01, Class 2A, 3.500%, due 12/25/46	351,862	313,173
Federal National Mortgage Association Interest STRIPS, Series 419, Class C3, IO, 3.000%, due 11/25/43	69,632	9,236
Series 413, Class 111, IO, 4.000%, due 07/25/42[1]	340,689	47,635
Series 431, Class C57, IO, 4.349%, due 04/25/53[1]	848,814	156,662
Series 386, Class 14, IO, 6.500%, due 04/25/38	23,500	5,203
Federal National Mortgage Association REMICS, Series 2022-3, Class SD, IO, (1.000)* 30 day USD SOFR Average + 2.550%, 0.000%, due 02/25/52[1]	3,418,956	4,955
Series 2015-73, Class ES, (2.333)* 30 day USD SOFR Average + 9.066%, 0.199%, due 10/25/45[1]	176,805	116,145
Series 2014-84, Class AI, IO, (1.000)* 30 day USD SOFR Average + 6.036%, 0.200%, due 02/25/43[1]	199,724	1,244
Series 2012-111, Class HS, (0.833)* 30 day USD SOFR Average + 3.571%, 0.490%, due 10/25/42[1]	36,376	24,931
Series 2012-134, Class BH, 1.250%, due 12/25/27	912,123	894,035
Series 2016-76, Class CS, IO, 1.572%, due 10/25/46[1]	24,717	1,087
Series 2014-42, Class SA, IO, 1.650%, due 07/25/44[1]	68,943	2,775
Series 2016-17, Class CS, IO, 1.687%, due 04/25/46[1]	46,643	2,271
Series 2012-77, IO, 1.712%, due 07/25/52[1]	67,061	3,207
Series 2015-50, Class SB, IO, 1.788%, due 07/25/45[1]	386,423	21,930
Series 2015-19, Class AI, IO, 1.788%, due 04/25/55[1]	112,509	5,489
Series 2015-64, Class KS, IO, 1.803%, due 09/25/45[1]	60,818	2,444

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2014-43, Class BS, IO, 1.823%, due 07/25/44[1]	$123,004	$7,927
Series 2014-47, Class BI, IO, 1.882%, due 08/25/54[1]	120,578	6,315
Series 2014-92, Class SB, IO, 1.890%, due 01/25/45[1]	61,421	3,380
Series 2015-10, Class SA, IO, 1.917%, due 03/25/45[1]	156,314	8,723
Series 2014-45, Class SA, IO, 2.058%, due 08/25/44[1]	60,649	4,435
Series 2015-58, Class AI, IO, 2.088%, due 08/25/55[1]	67,013	3,799
Series 2019-62, Class SN, IO, (1.000)* 30 day USD SOFR Average + 5.886%, 2.188%, due 11/25/49[1]	167,706	21,188
Series 2020-70, IO, 2.207%, due 10/25/50[1]	6,614,811	333,584
Series 2013-28, Class YS, IO, (1.000)* 30 day USD SOFR Average + 6.036%, 2.338%, due 07/25/42[1]	252,297	30,879
Series 2013-34, Class PS, IO, (1.000)* 30 day USD SOFR Average + 6.036%, 2.338%, due 08/25/42[1]	200,762	12,933
Series 2021-3, Class TI, IO, 2.500%, due 02/25/51	759,961	129,357
Series 2010-76, Class SA, IO, (1.000)* 30 day USD SOFR Average + 6.386%, 2.688%, due 07/25/40[1]	234,378	18,330
Series 2018-28, Class CA, 3.000%, due 05/25/48	177,407	159,270
Series 2013-30, Class GI, IO, 3.000%, due 01/25/43	508,873	34,912
Series 2013-45, Class IK, IO, 3.000%, due 02/25/43	356,242	30,750
Series 2013-30, Class JI, IO, 3.000%, due 04/25/43	186,807	20,543
Series 2013-116, Class IY, IO, 3.000%, due 09/25/43	159,269	9,229
Series 2016-14, IO, 3.000%, due 03/25/46	279,861	34,076
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2016-20, Class EI, IO, 3.000%, due 04/25/46	$95,634	$9,484
Series 2016-52, Class PI, IO, 3.000%, due 04/25/46	226,361	23,767
Series 2016-64, Class IA, IO, 3.000%, due 05/25/46	216,358	23,947
Series 2016-63, Class YI, IO, 3.500%, due 04/25/46	29,798	2,407
Series 2015-47, Class GI, IO, 4.000%, due 06/25/44	18,171	861
Series 2018-85, Class FE, 30 day USD SOFR Average + 0.414%, 4.112%, due 12/25/48[1]	1,091,169	1,078,743
Series 2007-67, Class FB, 30 day USD SOFR Average + 0.434%, 4.132%, due 07/25/37[1]	21,237	21,025
Series 2012-128, Class FK, 30 day USD SOFR Average + 0.464%, 4.162%, due 11/25/42[1]	95,005	93,370
Series 2002-60, Class F1, 30 day USD SOFR Average + 0.514%, 4.212%, due 06/25/32[1]	22,570	22,548
Series 2019-10, Class FA, 30 day USD SOFR Average + 0.514%, 4.212%, due 03/25/49[1]	1,668,836	1,655,546
Series 2012-90, Class FB, 30 day USD SOFR Average + 0.554%, 4.252%, due 08/25/42[1]	32,751	32,452
Series 2010-141, Class FA, 30 day USD SOFR Average + 0.614%, 4.312%, due 12/25/40[1]	92,567	92,024
Series 2020-54, Class WF, 30 day USD SOFR Average + 0.564%, 4.465%, due 08/25/50[1]	276,371	267,582
Series 2012-122, Class LI, IO, 4.500%, due 07/25/4[1]	95,123	4,250
Series 2009-33, Class FB, 30 day USD SOFR Average + 0.934%, 4.632%, due 03/25/37[1]	186,973	188,606
Series 2024-38, Class FA, 30 day USD SOFR Average + 0.800%, 4.825%, due 01/25/51[1]	1,345,212	1,353,334
Series 2024-10, Class AF, 30 day USD SOFR Average + 0.900%, 4.925%, due 12/25/50[1]	555,271	554,341
Federal National Mortgage Association-ACES, Series 2020-M33, Class X2, IO, 2.243%, due 01/25/31[1]	581,119	28,680
Series 2016-M11, Class AL, 2.944%, due 07/25/39	320,157	294,218

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Mortgage-backed securities—(continued)
Fremont Home Loan Trust, Series 2004-A, Class M1, 1 mo. USD Term SOFR + 0.939%, 4.612%, due 01/25/34[1]	$215,321	$206,009
Government National Mortgage Association REMICS, Series 2007-18, Class CO, PO, 0.000%, due 03/20/35[5]	7,240	6,969
Series 2015-126, Class GS, (2.333)* 1 mo. USD Term SOFR + 9.066%, 0.434%, due 09/20/45[1]	323,052	209,823
Series 2017-15, Class WI, IO, 0.902%, due 11/20/45[1]	107,362	4,846
Series 2017-57, Class WI, IO, 0.934%, due 12/20/45[1]	43,786	2,309
Series 2016-180, Class WI, IO, 0.938%, due 09/20/45[1]	178,615	8,177
Series 2015-127, Class AS, IO, 0.946%, due 06/20/43[1]	104,549	5,945
Series 2016-138, Class WI, IO, 0.982%, due 08/20/45[1]	90,877	4,014
Series 2015-180, Class SA, IO, 1.288%, due 06/20/42[1]	108,692	6,073
Series 2015-166, Class SA, IO, 1.338%, due 06/20/42[1]	99,994	4,323
Series 2017-H23, Class MA, 3.000%, due 11/20/67	439,926	431,280
Series 2013-77, Class GI, IO, 3.000%, due 02/20/43	578,107	49,156
Series 2014-158, Class IA, IO, 3.500%, due 10/20/29	101,851	3,468
Series 2013-23, Class IP, IO, 3.500%, due 08/20/42	448,694	51,477
Series 2015-165, Class IB, IO, 3.500%, due 11/20/42	108,160	9,587
Series 2016-118, Class IE, IO, 3.500%, due 09/20/46	24,781	3,623
Series 2024-H07, Class FC, 30 day USD SOFR Average + 0.650%, 4.353%, due 02/20/74[1]	569,882	570,541
Series 2024-H07, Class JF, 30 day USD SOFR Average + 0.790%, 4.493%, due 04/20/74[1]	468,358	471,126
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2013-H19, Class DF, 1 mo. USD Term SOFR + 0.764%, 4.599%, due 05/20/63[1]	$106,727	$106,760
Series 2024-H01, Class FB, 30 day USD SOFR Average + 0.900%, 4.603%, due 01/20/74[1]	930,561	941,724
Series 2015-H30, Class FA, 1 mo. USD Term SOFR + 0.794%, 4.629%, due 08/20/61[1]	3,051	3,061
Series 2015-H29, Class FJ, 1 mo. USD Term SOFR + 0.794%, 4.629%, due 11/20/65[1]	275,244	275,777
Series 2024-H02, Class FH, 30 day USD SOFR Average + 0.930%, 4.633%, due 01/20/74[1]	1,786,236	1,810,091
Series 2015-H29, Class FA, 1 mo. USD Term SOFR + 0.814%, 4.649%, due 10/20/65[1]	259	260
Series 2010-H01, Class FA, 1 mo. USD Term SOFR + 0.934%, 4.662%, due 01/20/60[1]	109,763	110,433
Series 2013-H23, Class TA, 1 mo. USD Term SOFR + 0.834%, 4.669%, due 09/20/63[1]	23,329	23,383
Series 2015-H27, Class FA, 1 mo. USD Term SOFR + 0.864%, 4.699%, due 09/20/65[1]	338,317	339,305
Series 2024-H02, Class FJ, 30 day USD SOFR Average + 1.000%, 4.703%, due 12/20/73[1]	1,428,259	1,445,538
Series 2016-H14, Class FA, 1 mo. USD Term SOFR + 0.914%, 4.749%, due 06/20/66[1]	73,087	73,349
Series 2013-H20, Class FB, 1 mo. USD Term SOFR + 1.114%, 4.949%, due 08/20/63[1]	48,331	48,790
GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class A2, 2.500%, due 07/25/52[1,2]	1,342,211	1,127,457
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1, 1 mo. USD Term SOFR + 0.444%, 4.117%, due 12/25/34[1]	870	848
IndyMac INDX Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. USD Term SOFR + 0.754%, 4.427%, due 02/25/35[1]	118,799	112,424
JP Morgan Alternative Loan Trust, Series 2008-R4, Class 2A1, 1 mo. USD Term SOFR + 0.614%, 4.346%, due 06/27/37[1,2]	363,043	208,202
JP Morgan Mortgage Trust, Series 2019-6, Class A11, 1 mo. USD Term SOFR + 1.014%, 4.687%, due 12/25/49[1,2]	232,816	229,138

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Mortgage-backed securities—(concluded)
Series 2019-INV2, Class A11, 1 mo. USD Term SOFR + 1.014%, 4.687%, due 02/25/50[1,2]	$385,450	$378,905
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 1 mo. USD Term SOFR + 0.574%, 4.247%, due 04/25/29[1]	6,603	6,161
Series 2004-1, Class 2A2, 5.173%, due 12/25/34[1]	37,328	35,182
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1, 1 mo. USD Term SOFR + 0.434%, 4.107%, due 01/25/35[1]	9,091	8,686
Morgan Stanley Re-REMICS Trust, Series 2010-R4, Class 4B, 1 mo. USD Term SOFR + 0.344%, 2.972%, due 02/26/37[1,2]	74,115	64,284
Mortgage Equity Conversion Asset Trust, Series 2007-FF3, Class A, 1 yr. CMT + 0.500%, 4.030%, due 05/25/42[1,2]	537,665	518,970
OBX Trust, Series 2022-INV2, Class A1, 3.000%, due 01/25/52[1,2]	470,345	412,452
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A1, 1 mo. USD Term SOFR + 0.614%, 4.287%, due 07/25/36[1]	182,105	112,737
Sequoia Mortgage Trust, Series 5, Class A, 1 mo. USD Term SOFR + 0.814%, 4.490%, due 10/19/26[1]	13,422	13,324
Series 11, Class A, 1 mo. USD Term SOFR + 1.014%, 4.690%, due 12/20/32[1]	54,952	47,883
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 1 mo. USD Term SOFR + 0.554%, 4.227%, due 05/25/37[1]	67,957	63,678
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 11A1, 1 mo. USD Term SOFR + 0.534%, 4.207%, due 04/25/36[1]	107,489	98,682
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 5.399%, due 04/25/45[1]	12,493	12,274
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 2A, 5.693%, due 09/25/33[1]	20,045	19,632
Total mortgage-backed securities (cost—$31,016,621)		26,940,474
U.S. government agency obligations—185.5%
Federal Home Loan Mortgage Corp. 2.000%, due 04/01/36	515,608	478,689
2.500%, due 01/01/31	40,868	39,803
2.500%, due 11/01/31	16,890	16,373
	Face amount	Value
U.S. government agency obligations—(continued)
2.500%, due 07/01/32	$26,148	$25,247
2.500%, due 08/01/32	130,572	125,769
2.500%, due 09/01/32	177,132	170,537
2.500%, due 11/01/32	5,578	5,371
2.500%, due 12/01/32	162,734	156,442
2.500%, due 01/01/33	40,942	39,332
2.500%, due 12/01/50	940,843	800,072
2.500%, due 08/01/51	4,088,544	3,539,008
2.500%, due 09/01/51	709,143	612,285
2.500%, due 03/01/52	1,128,473	970,296
2.500%, due 04/01/52	83,226	71,465
3.000%, due 10/01/26	1,656	1,647
3.000%, due 11/01/26	9,000	8,951
3.000%, due 01/01/27	54,415	54,083
3.000%, due 02/01/32	57,885	56,648
3.000%, due 04/01/32	296,377	289,632
3.000%, due 05/01/32	201,480	196,814
3.000%, due 07/01/32	109,412	106,801
3.000%, due 10/01/32	114,243	111,412
3.000%, due 11/01/32	203,470	198,419
3.000%, due 01/01/33	452,145	440,025
3.000%, due 02/01/40	843,100	793,523
3.000%, due 06/01/42	1,244,638	1,153,555
3.000%, due 07/01/42	145,760	135,094
3.000%, due 08/01/42	51,057	47,321
3.000%, due 04/01/43	99,000	91,274
3.000%, due 05/01/43	55,627	51,249
3.000%, due 12/01/44	122,086	111,960
3.000%, due 08/01/46	126,637	113,949
3.000%, due 12/01/46	543,870	494,846
3.000%, due 06/01/50	434,999	393,693
3.000%, due 04/01/51	1,382,853	1,225,772
3.000%, due 06/01/51	671,291	595,038
3.000%, due 07/01/51	4,484,269	4,031,889
3.000%, due 10/01/51	120,861	108,831
3.000%, due 12/01/51	1,092,897	968,752
3.000%, due 03/01/52	879,694	784,428
3.000%, due 04/01/52	1,568,647	1,398,959
3.050%, due 03/01/32	221,351	207,143
3.500%, due 09/01/32	120,467	119,098
3.500%, due 12/01/33	72,739	71,527
3.500%, due 06/01/34	44,754	43,971
3.500%, due 07/01/34	18,793	18,459
3.500%, due 03/01/35	298,277	292,299
3.500%, due 04/01/35	147,056	144,097
3.500%, due 03/01/42	512	490
3.500%, due 07/01/43	522	499
3.500%, due 05/01/48	520,587	488,492
3.500%, due 02/01/50	222,293	206,469
4.000%, due 01/01/37	112,475	111,712
4.000%, due 03/01/43	442,940	437,023
4.000%, due 07/01/43	68,027	67,118
4.000%, due 08/01/44	916,874	899,321
4.000%, due 11/01/47	104,544	101,194
4.000%, due 01/01/48	285,328	276,190
4.000%, due 02/01/48	15,850	15,342
4.000%, due 03/01/48	7,852	7,619

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 04/01/48	$21,260	$20,629
4.000%, due 06/01/48	76,410	73,549
4.000%, due 10/01/48	1,301,294	1,261,223
4.000%, due 12/01/48	115,062	110,752
4.000%, due 04/01/49	437,496	423,179
4.500%, due 09/01/34	266,119	267,968
4.500%, due 01/01/36	8,526	8,580
4.500%, due 05/01/37	978	982
4.500%, due 05/01/38	22,667	22,731
4.500%, due 12/01/42	98,942	99,036
4.500%, due 01/01/43	132,143	132,269
4.500%, due 02/01/43	199,690	199,881
4.500%, due 06/01/43	326,137	326,014
4.500%, due 02/01/49	35,240	34,973
4.500%, due 06/01/50	229,372	227,110
4.500%, due 12/01/52	401,229	395,664
4.500%, due 03/01/53	428,851	422,156
4.500%, due 06/01/53	153,510	151,120
5.000%, due 11/01/27	660	662
5.000%, due 09/01/33	37,688	38,403
5.000%, due 06/01/34	2,172	2,215
5.000%, due 04/01/35	14,693	15,001
5.000%, due 05/01/35	22,424	22,897
5.000%, due 07/01/35	33,578	34,284
5.000%, due 08/01/35	6,107	6,236
5.000%, due 10/01/35	5,903	6,027
5.000%, due 12/01/35	169	173
5.000%, due 07/01/38	101,685	103,949
5.000%, due 11/01/38	60,681	61,994
5.000%, due 06/01/39	13,869	14,166
5.000%, due 03/01/40	1,423	1,465
5.000%, due 07/01/40	73,622	75,309
5.000%, due 09/01/40	64,386	65,840
5.000%, due 11/01/40	9,220	9,496
5.000%, due 02/01/41	59,177	60,541
5.000%, due 03/01/41	15,289	15,698
5.000%, due 04/01/41	31,100	32,007
5.000%, due 05/01/41	24,662	25,231
5.000%, due 07/01/41	15,372	15,726
5.000%, due 08/01/44	13,286	13,574
5.000%, due 03/01/49	480,490	491,268
5.000%, due 02/01/53	466,943	469,685
5.000%, due 03/01/53	241,429	242,482
5.000%, due 05/01/53	492,702	494,587
5.000%, due 06/01/53	1,130,656	1,144,779
5.000%, due 08/01/53	375,250	378,759
5.500%, due 02/01/32	332	341
5.500%, due 12/01/32	789	813
5.500%, due 02/01/33	15,914	16,406
5.500%, due 05/01/33	185	191
5.500%, due 06/01/33	73,625	75,860
5.500%, due 12/01/33	12,078	12,452
5.500%, due 12/01/34	10,490	10,878
5.500%, due 06/01/35	172,971	179,011
5.500%, due 07/01/35	1,351	1,393
5.500%, due 10/01/35	58,287	60,530
5.500%, due 12/01/35	20,070	20,844
	Face amount	Value
U.S. government agency obligations—(continued)
5.500%, due 06/01/36	$100,804	$104,530
5.500%, due 12/01/36	167,054	173,660
5.500%, due 03/01/37	15,243	15,849
5.500%, due 07/01/37	28,655	29,793
5.500%, due 10/01/37	784	815
5.500%, due 04/01/38	32,349	33,628
5.500%, due 05/01/38	3,814	3,980
5.500%, due 12/01/38	496	518
5.500%, due 01/01/39	15,046	15,644
5.500%, due 09/01/39	47,425	49,309
5.500%, due 02/01/40	1,834	1,914
5.500%, due 03/01/40	1,973	2,058
5.500%, due 04/01/40	895,185	914,815
5.500%, due 05/01/40	28,428	29,664
5.500%, due 03/01/41	29,810	31,106
1 yr. CMT + 2.137%, 5.762%, due 01/01/28[1]	1,061	1,062
6.000%, due 11/01/37	315,128	335,542
6.000%, due 02/01/55	974,749	1,022,125
6.000%, due 04/01/55	2,770,294	2,894,067
6.000%, due 05/01/55	5,904,494	6,161,562
6.000%, due 09/01/55	969,375	1,017,747
1 yr. CMT + 2.525%, 6.150%, due 12/01/29[1]	487	493
1 yr. CMT + 2.150%, 6.201%, due 11/01/27[1]	7,880	7,881
1 yr. CMT + 2.415%, 6.309%, due 01/01/29[1]	2,861	2,858
1 yr. CMT + 2.249%, 6.324%, due 11/01/29[1]	7,542	7,565
1 yr. CMT + 2.250%, 6.368%, due 09/01/34[1]	135,293	139,140
1 yr. USD RFUCCT + 1.765%, 6.430%, due 11/01/36[1]	139,739	143,554
1 yr. CMT + 2.433%, 6.472%, due 10/01/27[1]	4,141	4,150
6.500%, due 05/01/45	95,198	99,101
6.500%, due 09/01/53	20,419	21,459
6.500%, due 11/01/53	474,994	499,795
6.500%, due 01/01/54	184,527	194,016
6.500%, due 04/01/54	38,257	40,274
6.500%, due 07/01/54	208,765	219,501
6.500%, due 11/01/54	197,434	207,536
6.500%, due 06/01/55	35,637	37,833
6.500%, due 07/01/55	31,648	33,589
6.500%, due 08/01/55	590,989	623,613
6.500%, due 09/01/55	216,391	228,161
1 yr. CMT + 2.625%, 6.500%, due 01/01/30[1]	9,582	9,724
1 yr. USD RFUCCT + 1.768%, 6.527%, due 10/01/39[1]	319,911	327,572
1 yr. USD RFUCCT + 1.855%, 6.527%, due 11/01/41[1]	320,622	332,273
1 yr. CMT + 2.282%, 6.532%, due 06/01/28[1]	3,204	3,207
1 yr. CMT + 2.282%, 6.532%, due 07/01/28[1]	1,967	1,977

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.665%, 6.665%, due 10/01/27[1]	$891	$895
Federal National Mortgage Association 1.500%, due 08/01/51	427,465	331,938
2.000%, due 05/01/28	31,880	31,171
2.000%, due 09/01/31	43,141	41,296
2.000%, due 11/01/31	125,431	119,851
2.000%, due 01/01/32	24,880	23,842
2.500%, due 06/01/28	17,726	17,460
2.500%, due 07/01/28	183,438	180,299
2.500%, due 08/01/28	66,441	65,321
2.500%, due 09/01/30	6,758	6,591
2.500%, due 11/01/30	10,295	10,036
2.500%, due 01/01/33	130,656	125,511
2.500%, due 11/01/50	363,227	308,894
2.500%, due 01/01/51	993,661	844,948
2.500%, due 02/01/51	442,843	379,673
2.500%, due 04/01/51	1,272,366	1,090,062
2.500%, due 09/01/51	1,026,772	887,313
2.500%, due 01/01/52	1,427,689	1,223,573
2.500%, due 03/01/52	634,427	545,516
2.500%, due 04/01/52	1,150,911	989,274
3.000%, due 10/01/26	2,250	2,236
3.000%, due 11/01/26	46,731	46,427
3.000%, due 12/01/26	4,305	4,275
3.000%, due 01/01/27	51,703	51,347
3.000%, due 02/01/27	11,241	11,160
3.000%, due 05/01/28	19,531	19,316
3.000%, due 02/01/30	27,867	27,460
3.000%, due 04/01/30	14,722	14,486
3.000%, due 05/01/30	18,665	18,368
3.000%, due 10/01/30	6,018	5,908
3.000%, due 04/01/31	375,062	369,103
3.000%, due 02/01/32	56,892	55,647
3.000%, due 03/01/32	54,800	53,510
3.000%, due 04/01/32	270,643	264,292
3.000%, due 05/01/32	81,509	79,543
3.000%, due 07/01/32	163,786	159,760
3.000%, due 08/01/32	71,619	69,811
3.000%, due 11/01/32	143,645	139,939
3.000%, due 01/01/38	209,182	198,455
3.000%, due 04/01/38	198,603	188,265
3.000%, due 05/01/42	147,414	136,626
3.000%, due 06/01/42	148,241	137,393
3.000%, due 07/01/42	300,777	278,766
3.000%, due 01/01/43	766,978	708,797
3.000%, due 04/01/43	242,388	223,134
3.000%, due 05/01/43	252,906	232,816
3.000%, due 06/01/43	33,317	30,670
3.000%, due 09/01/43	23,328	21,475
3.000%, due 11/01/46	943,397	868,203
3.000%, due 12/01/46	2,222,428	2,027,387
3.000%, due 02/01/47	176,858	162,810
3.000%, due 09/01/49	693,590	615,927
3.000%, due 11/01/49	181,984	165,081
3.000%, due 02/01/50	1,369,150	1,215,845
3.000%, due 03/01/50	2,978,448	2,685,081
	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 07/01/50	$499,159	$444,488
3.000%, due 12/01/50	397,214	353,478
3.000%, due 02/01/51	1,686,639	1,495,050
3.000%, due 04/01/51	2,908,133	2,579,830
3.000%, due 05/01/51	3,029,070	2,684,993
3.000%, due 08/01/51	359,225	318,407
3.000%, due 10/01/51	146,382	129,755
3.000%, due 12/01/51	360,333	319,402
3.000%, due 02/01/52	109,501	98,229
3.000%, due 04/01/52	1,502,548	1,333,986
3.000%, due 07/01/52	395,479	352,087
3.000%, due 02/01/57	480,622	419,855
3.000%, due 05/01/58	503,982	439,220
3.500%, due 08/01/26	4,805	4,787
3.500%, due 06/01/28	29,233	29,025
3.500%, due 08/01/29	6,923	6,874
3.500%, due 09/01/32	40,957	40,747
3.500%, due 11/01/33	33,005	32,437
3.500%, due 02/01/34	44,314	43,575
3.500%, due 01/01/35	90,149	88,374
3.500%, due 02/01/35	87,556	85,854
3.500%, due 04/01/35	79,980	78,371
3.500%, due 05/01/35	453,524	445,987
3.500%, due 03/01/42	135,032	129,245
3.500%, due 04/01/42	9,555	9,063
3.500%, due 07/01/42	235	225
3.500%, due 09/01/42	49,670	47,541
3.500%, due 12/01/42	546,428	523,437
3.500%, due 03/01/43	354,322	338,259
3.500%, due 05/01/43	1,502	1,434
3.500%, due 07/01/43	2,011,500	1,908,552
3.500%, due 08/01/43	4,766,919	4,521,282
3.500%, due 01/01/44	64,920	62,138
3.500%, due 06/01/45	1,100,321	1,034,239
3.500%, due 08/01/45	18,105	17,017
3.500%, due 10/01/45	6,177	5,866
3.500%, due 09/01/46	443,950	420,031
3.500%, due 02/01/47	1,225,564	1,169,463
3.500%, due 08/01/47	120,435	113,545
3.500%, due 09/01/47	163,297	154,298
3.500%, due 11/01/47	223,161	210,112
3.500%, due 12/01/47	204,115	192,369
3.500%, due 02/01/48	186,016	173,386
3.500%, due 03/01/48	738,243	688,426
3.500%, due 02/01/50	81,796	75,973
3.500%, due 03/01/50	3,340,498	3,107,537
3.500%, due 04/01/50	295,334	274,708
3.500%, due 06/01/56	604,383	553,973
3.500%, due 01/01/57	569,008	521,549
3.500%, due 01/01/59	805,806	734,931
3.575%, due 02/01/26	500,000	500,000
4.000%, due 02/01/26	305	305
4.000%, due 04/01/26	2,136	2,130
4.000%, due 08/01/32	589	588
4.000%, due 06/01/33	24,482	24,406
4.000%, due 07/01/33	96,731	96,255
4.000%, due 08/01/33	496,981	495,557

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 07/01/34	$290,707	$288,983
4.000%, due 07/01/35	483,684	481,443
4.000%, due 04/01/37	438,542	434,419
4.000%, due 03/01/38	305,350	302,669
4.000%, due 07/01/38	377,999	373,055
4.000%, due 08/01/38	174,186	172,024
4.000%, due 09/01/38	211,999	209,259
4.000%, due 05/01/39	35,616	34,915
4.000%, due 09/01/39	98,458	96,512
4.000%, due 09/01/40	717,077	702,919
4.000%, due 12/01/40	550,662	539,808
4.000%, due 11/01/41	214,809	211,812
4.000%, due 12/01/41	271,250	267,465
4.000%, due 07/01/42	1,290,784	1,268,669
4.000%, due 09/01/42	1,762,097	1,727,423
4.000%, due 10/01/42	1,539,996	1,509,693
4.000%, due 04/01/43	468,164	457,866
4.000%, due 08/01/44	72,521	71,509
4.000%, due 12/01/44	2,457	2,398
4.000%, due 06/01/45	8,806	8,550
4.000%, due 08/01/45	557,752	541,431
4.000%, due 02/01/47	63,143	61,247
4.000%, due 03/01/47	24,184	23,389
4.000%, due 04/01/47	92,895	90,064
4.000%, due 05/01/47	162,147	157,172
4.000%, due 06/01/47	4,427	4,296
4.000%, due 11/01/47	20,506	19,825
4.000%, due 01/01/48	75,385	72,882
4.000%, due 02/01/48	171,547	165,077
4.000%, due 03/01/48	79,617	76,782
4.000%, due 12/01/48	159,694	153,553
4.000%, due 06/01/49	583,312	564,597
4.000%, due 08/01/51	563,563	551,167
4.300%, due 12/01/32	3,500,000	3,501,001
4.490%, due 04/01/33	300,000	302,904
4.500%, due 06/01/29	4,579	4,605
4.500%, due 06/01/35	11,026	11,082
4.500%, due 12/01/38	104,258	104,907
4.500%, due 01/01/39	455	455
4.500%, due 02/01/39	41,131	41,359
4.500%, due 03/01/39	2,428	2,432
4.500%, due 06/01/39	17,384	17,415
4.500%, due 07/01/39	1,381	1,383
4.500%, due 08/01/39	47,496	47,486
4.500%, due 10/01/39	1,362	1,365
4.500%, due 12/01/39	101,200	101,378
4.500%, due 01/01/40	1,041	1,043
4.500%, due 02/01/40	1,066	1,068
4.500%, due 03/01/40	23,946	24,075
4.500%, due 08/01/40	18,047	18,144
4.500%, due 11/01/40	205,981	207,086
4.500%, due 07/01/41	133,014	133,451
4.500%, due 08/01/41	225,945	227,020
4.500%, due 01/01/42	632,685	636,085
4.500%, due 08/01/42	1,786	1,793
4.500%, due 09/01/42	72,014	71,917
4.500%, due 05/01/43	424,838	424,678
	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 06/01/43	$876,366	$874,671
4.500%, due 07/01/43	1,516,441	1,513,508
4.500%, due 09/01/43	100,727	101,207
4.500%, due 11/01/43	24,399	24,497
4.500%, due 07/01/44	96,681	97,072
4.500%, due 12/01/44	555	558
4.500%, due 09/01/48	126,745	125,785
4.500%, due 01/01/49	104,879	104,261
4.500%, due 05/01/53	112,426	110,620
4.500%, due 07/01/53	171,407	168,844
4.500%, due 08/01/53	3,799,187	3,757,852
4.500%, due 04/01/59	550,578	541,694
4.700%, due 04/01/33	301,963	307,931
5.000%, due 05/01/37	3,027	3,089
5.000%, due 09/01/37	5,021	5,123
5.000%, due 06/01/38	29,154	29,768
5.000%, due 06/01/48	81,993	83,490
5.000%, due 07/01/48	18,676	19,082
5.000%, due 03/01/49	22,170	22,568
5.000%, due 06/01/53	678,821	684,391
5.000%, due 08/01/53	82,027	82,576
1 yr. USD MTA + 1.200%, 5.228%, due 03/01/44[1]	46,360	46,503
5.500%, due 11/01/32	16,047	16,498
5.500%, due 12/01/33	354	365
5.500%, due 04/01/34	8,279	8,576
5.500%, due 01/01/35	50,806	52,628
5.500%, due 05/01/37	48,690	50,561
5.500%, due 07/01/37	27,201	28,247
5.500%, due 06/01/38	43,070	44,892
5.500%, due 11/01/39	102,577	106,901
5.500%, due 07/01/40	118,096	123,092
5.500%, due 02/01/42	67,355	69,954
5.500%, due 08/01/53	337,447	343,618
5.610%, due 10/01/28	883,000	911,197
5.810%, due 06/01/31	1,700,000	1,781,169
1 yr. CMT + 2.106%, 5.829%, due 05/01/30[1]	7,361	7,427
6.000%, due 12/01/32	2,511	2,605
6.000%, due 02/01/33	4,750	4,928
6.000%, due 09/01/34	35,597	37,305
6.000%, due 05/01/35	7,720	8,139
6.000%, due 06/01/35	3,493	3,683
6.000%, due 07/01/35	13,174	13,891
6.000%, due 09/01/35	412	434
6.000%, due 01/01/36	7,089	7,473
6.000%, due 06/01/36	167	176
6.000%, due 09/01/36	12,169	12,885
6.000%, due 12/01/36	38,340	40,596
6.000%, due 03/01/37	2,640	2,808
6.000%, due 10/01/37	14,071	14,964
6.000%, due 11/01/38	106,077	112,836
6.000%, due 05/01/39	13,280	14,126
6.000%, due 11/01/40	141,617	150,649
6.000%, due 05/01/49	252,226	264,591
6.000%, due 01/01/53	352,630	362,913
6.000%, due 12/01/54	817,444	836,588

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.598%, 6.223%, due 12/01/27[1]	$3,063	$3,085
1 yr. CMT + 2.237%, 6.233%, due 10/01/37[1]	466,284	480,701
1 yr. CMT + 2.244%, 6.271%, due 01/01/36[1]	95,242	98,170
1 yr. CMT + 2.100%, 6.277%, due 09/01/41[1]	51,371	52,379
1 yr. CMT + 2.285%, 6.419%, due 05/01/35[1]	47,852	48,901
1 yr. USD RFUCCT + 1.729%, 6.466%, due 05/01/38[1]	279,075	286,066
6.500%, due 10/01/36	166,469	177,798
6.500%, due 02/01/37	2,241	2,392
6.500%, due 07/01/37	22,826	24,456
6.500%, due 08/01/37	10,824	11,599
6.500%, due 09/01/37	11,424	12,239
6.500%, due 12/01/37	29,176	31,259
6.500%, due 05/01/40	319,503	344,028
6.500%, due 05/01/45	316,281	327,846
6.500%, due 11/01/53	124,398	130,732
6.500%, due 03/01/54	137,696	144,777
6.500%, due 06/01/54	160,317	168,768
6.500%, due 07/01/54	153,202	161,041
6.500%, due 08/01/55	87,540	92,434
6.500%, due 09/01/55	58,497	61,623
1 yr. USD RFUCCT + 1.790%, 6.665%, due 02/01/42[1]	32,466	33,283
Government National Mortgage Association 2.500%, due 09/20/51	3,593,861	3,113,727
3.000%, due 11/15/42	23,169	21,503
3.000%, due 01/20/43	347,900	323,883
3.000%, due 02/15/43	332,533	308,541
3.000%, due 02/20/43	352,074	327,769
3.000%, due 05/15/43	303,128	280,363
3.000%, due 06/15/43	86,454	79,963
3.000%, due 07/15/43	18,105	16,745
3.000%, due 11/20/43	75,321	70,028
3.000%, due 01/15/45	233,982	212,175
3.000%, due 02/15/45	16,382	14,790
3.000%, due 07/15/45	320,092	288,978
3.000%, due 10/15/45	595,268	540,549
3.000%, due 09/20/47	366,250	334,595
3.000%, due 02/20/48	225,856	206,336
3.000%, due 04/20/50	1,342,092	1,214,880
3.000%, due 10/20/51	129,661	117,092
3.000%, due 05/20/52	501,452	452,622
3.000%, due 02/20/53	744,998	673,691
3.500%, due 11/15/42	162,903	153,759
3.500%, due 03/15/45	95,238	88,261
3.500%, due 04/15/45	31,934	30,000
3.500%, due 04/20/45	2,806	2,638
3.500%, due 11/20/45	434,413	408,462
3.500%, due 12/20/45	171,535	161,300
3.500%, due 04/20/46	251,338	235,915
3.500%, due 05/20/46	331,468	311,105
3.500%, due 04/20/47	257,933	242,012
	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 07/20/47	$1,764,364	$1,655,458
3.500%, due 08/20/47	173,858	163,126
3.500%, due 09/20/47	71,572	67,154
3.500%, due 10/20/47	2,462,400	2,315,480
3.500%, due 11/20/47	233,869	219,434
3.500%, due 12/20/47	67,225	63,075
3.500%, due 01/20/48	1,177,664	1,104,972
3.500%, due 02/20/48	923,497	866,489
3.500%, due 03/20/48	1,400,429	1,313,970
3.500%, due 09/20/48	396,410	371,976
3.500%, due 06/20/49	1,606,991	1,508,148
3.500%, due 02/20/53	307,857	287,427
3.750%, due 05/20/30	174,976	173,815
4.000%, due 12/20/40	94,928	91,486
4.000%, due 07/20/41	39,596	38,586
4.000%, due 12/15/41	561,351	546,978
4.000%, due 01/15/47	29,433	28,353
4.000%, due 02/15/47	151,714	146,148
4.000%, due 04/15/47	286,899	276,186
4.000%, due 05/15/47	49,315	47,462
4.000%, due 06/15/47	19,200	18,498
4.000%, due 07/15/47	38,590	37,178
4.000%, due 08/15/47	77,332	74,503
4.000%, due 12/15/47	13,734	13,232
4.000%, due 12/20/47	51,882	48,678
4.000%, due 01/20/48	133,698	125,440
4.000%, due 03/20/48	160,656	154,173
4.000%, due 04/20/48	329,177	316,925
4.000%, due 05/20/48	100,351	96,618
4.000%, due 06/20/48	122,157	115,722
4.000%, due 07/20/48	38,184	35,937
4.000%, due 07/15/49	15,380	14,683
4.000%, due 03/15/52	958,615	915,307
4.500%, due 09/15/39	158,781	159,425
4.500%, due 06/15/40	76,772	77,044
4.500%, due 07/20/40	13,848	13,896
4.500%, due 08/20/40	9,912	9,946
4.500%, due 09/20/40	41,829	41,974
4.500%, due 10/20/40	11,263	11,302
4.500%, due 01/20/41	53,196	53,380
4.500%, due 02/20/41	13,162	13,206
4.500%, due 03/20/41	79,451	79,722
4.500%, due 04/20/41	10,468	10,504
4.500%, due 06/20/41	92,338	92,652
4.500%, due 07/20/41	23,772	23,853
4.500%, due 09/20/41	2,367	2,375
4.500%, due 12/20/41	21,339	21,412
4.500%, due 05/20/43	4,869	4,886
4.500%, due 07/20/43	3,331	3,342
4.500%, due 10/20/44	50,913	50,739
4.500%, due 08/20/45	57,166	57,161
4.500%, due 12/15/45	6,342	6,319
4.500%, due 08/15/46	7,452	7,340
4.500%, due 09/15/46	37,091	36,885
4.500%, due 10/15/46	84,210	83,734
4.500%, due 01/15/47	191,696	188,827
4.500%, due 04/20/48	15,976	15,886

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 05/20/48	$45,504	$45,246
4.500%, due 06/20/48	112,343	111,551
4.500%, due 10/20/48	159,500	156,320
4.500%, due 01/20/49	108,612	107,846
4.500%, due 02/20/49	187,945	186,620
5.000%, due 12/20/33	44,643	45,551
5.000%, due 01/20/34	24,575	25,075
5.000%, due 02/20/38	36,967	37,786
5.000%, due 04/15/38	24,470	24,888
5.000%, due 04/20/38	42,698	43,633
5.000%, due 12/15/39	2,565	2,626
5.000%, due 05/15/40	62,803	64,200
5.000%, due 05/15/41	28,490	29,126
5.000%, due 08/20/41	5,831	5,958
5.000%, due 12/20/42	7,603	7,768
5.000%, due 08/20/43	660,912	675,200
5.000%, due 09/20/48	60,469	61,449
5.000%, due 10/20/48	124,456	126,544
5.000%, due 11/20/48	151,918	154,184
5.000%, due 12/20/48	139,770	141,854
1 yr. CMT + 1.500%, 5.375%, due 08/20/26[1]	588	587
1 yr. CMT + 1.500%, 5.375%, due 09/20/26[1]	87	87
1 yr. CMT + 1.500%, 5.375%, due 07/20/27[1]	484	484
1 yr. CMT + 1.500%, 5.375%, due 08/20/27[1]	2,178	2,181
1 yr. CMT + 1.500%, 5.375%, due 07/20/30[1]	10,956	11,025
1 yr. CMT + 1.500%, 5.375%, due 08/20/30[1]	8,267	8,307
5.500%, due 08/15/35	7,588	7,891
5.500%, due 02/15/38	582	607
5.500%, due 04/15/38	57,789	60,326
5.500%, due 05/15/38	69,512	72,594
5.500%, due 06/15/38	40,998	42,815
5.500%, due 10/15/38	171,846	179,504
5.500%, due 11/15/38	9,104	9,508
5.500%, due 12/15/38	2,016	2,104
5.500%, due 03/15/39	24,788	24,853
5.500%, due 05/15/39	15,985	16,689
5.500%, due 09/15/39	82,815	86,460
5.500%, due 01/15/40	3,260	3,376
5.500%, due 03/15/40	105,389	110,194
5.500%, due 09/20/48	11,305	11,588
1 yr. CMT + 1.500%, 5.500%, due 10/20/30[1]	2,269	2,278
1 yr. CMT + 1.500%, 5.625%, due 03/20/26[1]	5	5
1 yr. CMT + 1.500%, 5.625%, due 04/20/26[1]	909	908
1 yr. CMT + 1.500%, 5.625%, due 06/20/26[1]	508	507
1 yr. CMT + 1.500%, 5.625%, due 01/20/27[1]	6,248	6,247
	Face amount	Value
U.S. government agency obligations—(concluded)
1 yr. CMT + 1.500%, 5.625%, due 02/20/27[1]	$548	$548
1 yr. CMT + 1.500%, 5.625%, due 04/20/27[1]	1,467	1,468
1 yr. CMT + 1.500%, 5.625%, due 01/20/28[1]	1,084	1,085
1 yr. CMT + 1.500%, 5.625%, due 02/20/28[1]	126	126
1 yr. CMT + 1.500%, 5.625%, due 04/20/30[1]	1,964	1,974
1 yr. CMT + 1.500%, 5.625%, due 05/20/30[1]	53,968	54,268
6.000%, due 10/20/38	559	593
6.500%, due 02/15/29	31	32
6.500%, due 09/20/32	472	494
6.500%, due 09/15/36	63,308	66,673
6.500%, due 02/15/37	985	1,019
6.500%, due 04/15/37	3,963	4,247
6.500%, due 01/15/38	4,306	4,569
6.500%, due 06/15/38	5,773	6,060
6.500%, due 11/15/38	1,518	1,658
6.500%, due 12/20/38	2,088	2,237
6.500%, due 08/20/54	529,912	547,851
9.000%, due 01/20/27	1,349	1,351
9.000%, due 09/20/30	541	548
9.000%, due 10/20/30	1,568	1,610
Government National Mortgage Association, TBA 2.000%	10,000,000	8,310,590
2.500%	4,400,000	3,810,202
3.000%	7,300,000	6,585,600
3.500%	9,100,000	8,333,771
4.000%	250,000	236,389
4.500%	11,360,000	11,077,465
5.000%	6,000,000	5,985,762
5.500%	2,500,000	2,526,950
6.500%	3,500,000	3,619,035
Uniform Mortgage-Backed Security, TBA 1.500%	3,824,000	3,069,618
2.000%	26,350,000	21,524,012
2.500%	8,850,000	7,507,154
3.000%	1,345,000	1,292,007
3.500%	1,500,000	1,455,191
4.000%	8,000,000	7,628,832
5.000%	9,200,000	9,222,502
5.500%	9,800,000	9,961,116
6.000%	32,700,000	33,462,237
7.000%	2,800,000	2,930,368
Total U.S. government agency obligations (cost—$318,127,364)		308,256,658
Short-term U.S. treasury obligations—0.2%
U.S. Treasury Bills 3.617% due 04/14/26[6,7]	263,000	261,145
3.655% due 05/19/26[7]	13,000	12,862
Total short-term U.S. treasury obligations (cost—$274,007)		274,007

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

		Number of shares		Value
Short-term investments—1.3%
Investment companies—1.1%
State Street Institutional U.S. Government Money Market Fund, 3.650%[7] (cost—$1,889,247)			1,889,247	$1,889,247
Total Short-term investments (cost—$2,163,254)				2,163,254
	Number of contracts	Notional amount
Options purchased—0.0%†
Put options—0.0%†
Uniform Mortgage-Backed Security, TBA strike @ 98.922, expires 02/05/26 (Counterparty: GS)	3,000,000	USD	296,765,625	0
Uniform Mortgage-Backed Security, TBA strike @ 98.906, expires 02/05/26 (Counterparty: JPMCB)	1,500,000	USD	148,359,375	0
Uniform Mortgage-Backed Security, TBA strike @ 97.375, expires 02/05/26 (Counterparty: GS)	1,000,000	USD	97,375,000	0
Uniform Mortgage-Backed Security, TBA strike @ 97.668, expires 03/05/26 (Counterparty: GS)	11,000,000	USD	1,074,347,656	1,785
Total put options				1,785
Total options purchased (cost—$11,914)				1,785
Swaptions purchased—0.7%
Call swaptions—0.4%
7 Year Interest Rate Swap strike @ 3.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	5,624
7 Year Interest Rate Swap strike @ 2.750, expires 02/05/26 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/09/33	2,500,000	USD	2,500,000	0
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Call swaptions—(continued)
10 Year Interest Rate Swap strike @ 4.098, expires 02/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/08/45	400,000	USD	400,000	$17,544
10 Year Interest Rate Swap strike @ 4.400, expires 06/25/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/27/45	2,000,000	USD	2,000,000	103,336
10 Year Interest Rate Swap strike @ 4.559, expires 07/09/35 (Counterparty: DB; pay floating rate); underlying swap terminates 07/11/45	1,800,000	USD	1,800,000	101,067
10 Year Interest Rate Swap strike @ 4.640, expires 07/23/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/25/45	1,800,000	USD	1,800,000	105,394
10 Year Interest Rate Swap strike @ 4.460, expires 08/06/35 (Counterparty: DB; pay floating rate); underlying swap terminates 08/08/45	1,200,000	USD	1,200,000	63,998
10 Year Interest Rate Swap strike @ 4.427, expires 08/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/08/45	800,000	USD	800,000	41,933
10 Year Interest Rate Swap strike @ 4.485, expires 08/07/35 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/09/45	800,000	USD	800,000	43,230
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/29/45	800,000	USD	800,000	48,117

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Call swaptions—(concluded)
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/29/45	600,000	USD	600,000	$36,088
7 Year Interest Rate Swap strike @ 3.135, expires 09/14/26 (Counterparty: DB; pay floating rate); underlying swap terminates 09/16/33	1,400,000	USD	1,400,000	4,336
7 Year Interest Rate Swap strike @ 3.150, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	3,245
7 Year Interest Rate Swap strike @ 3.480, expires 07/14/26 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/16/33	3,700,000	USD	3,700,000	21,847
Total call swaptions				595,759
Put swaptions—0.3%
7 Year Interest Rate Swap strike @ 4.313, expires 06/08/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 06/10/33	2,000,000	USD	2,000,000	1,961
10 Year Interest Rate Swap strike @ 4.098, expires 02/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/08/45	400,000	USD	400,000	31,873
10 Year Interest Rate Swap strike @ 4.400, expires 06/25/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/27/45	1,000,000	USD	1,000,000	70,731
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(continued)
10 Year Interest Rate Swap strike @ 4.559, expires 07/09/35 (Counterparty: DB; pay floating rate); underlying swap terminates 07/11/45	900,000	USD	900,000	$59,840
10 Year Interest Rate Swap strike @ 4.640, expires 07/23/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/25/45	900,000	USD	900,000	58,009
10 Year Interest Rate Swap strike @ 4.460, expires 08/06/35 (Counterparty: DB; pay floating rate); underlying swap terminates 08/08/45	1,200,000	USD	1,200,000	82,949
10 Year Interest Rate Swap strike @ 4.427, expires 08/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/08/45	800,000	USD	800,000	56,013
10 Year Interest Rate Swap strike @ 4.485, expires 08/07/35 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/09/45	800,000	USD	800,000	54,769
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/29/45	800,000	USD	800,000	50,574
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/29/45	600,000	USD	600,000	37,930
10 Year Interest Rate Swap strike @ 3.906, expires 03/04/26 (Counterparty: BOA; pay floating rate); underlying swap terminates 03/06/36	4,800,000	USD	4,800,000	22,279

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of contracts	Notional amount		Value
Swaptions purchased—(concluded)
Put swaptions—(concluded)
7 Year Interest Rate Swap strike @ 3.635, expires 09/14/26 (Counterparty: DB; pay floating rate); underlying swap terminates 09/16/33	1,400,000	USD	1,400,000	$23,189
7 Year Interest Rate Swap strike @ 5.000, expires 03/30/26 (Counterparty: DB; pay floating rate); underlying swap terminates 04/01/33	39,300,000	USD	39,300,000	24
1 Year Interest Rate Swap strike @ 4.104, expires 10/18/27 (Counterparty: DB; pay floating rate); underlying swap terminates 10/20/28	8,000,000	USD	8,000,000	9,869
1 Year Interest Rate Swap strike @ 4.146, expires 10/25/27 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 10/27/28	8,300,000	USD	8,300,000	9,851
Total put swaptions				569,861
Total swaptions purchased (cost—$1,813,967)				1,165,620
Total investments before investments sold short—101.8% (cost—$359,045,754)				344,517,296
	Number of shares	Value
Investments sold short—(53.7)%
U.S. government agency obligations—(53.7)%
Government National Mortgage Association, TBA 3.000%	(1,000,000)	$(901,328)
Uniform Mortgage-Backed Security, TBA 3.000%	(36,750,000)	(32,534,481)
3.500%	(15,250,000)	(14,066,338)
4.000%	(2,000,000)	(1,907,208)
4.500%	(17,925,000)	(17,535,274)
4.500%	(6,000,000)	(5,876,316)
4.500%	(800,000)	(800,992)
5.000%	(11,000,000)	(10,979,122)
6.500%	(4,500,000)	(4,661,010)
Total U.S. government agency obligations (cost—$(89,133,765))		(89,262,069)
Total investments sold short (Proceeds—$(89,133,765))		(89,262,069)
Total investments—153.6% (cost—$269,911,989)		255,255,227
Liabilities in excess of other assets—(53.6)%		(89,111,000)
Net assets—100.0%		$166,144,227

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Reverse repurchase agreement—(19.4)%
Reverse repurchase agreement dated 01/28/26 with Wells Fargo, 3.800% to be repurchased 02/12/26 for $(21,925,118), collateralized by $4,455,493 Government Mortgage Association Obligation, 2.500% to 3.500% due 10/20/47 to 09/20/51 and $20,133,154 Federal National Mortgage Association Obligations, 3.000% to 4.500% due 09/01/42 to 08/01/53: (value—$24,588,647); (proceeds—$(21,890,458))	$(21,890,458)	$(21,890,458)
Reverse repurchase agreement dated 01/14/26 with Citigroup, Inc., 3.800% to be repurchased 02/13/26 for $(5,910,872), collateralized by $2,394,776 Government Mortgage Association Obligation, 3.500% due 03/20/48 to 10/20/55 and $3,742,679 Federal National Mortgage Association Obligations, 4.500% to 6.000% due 07/01/43 to 05/01/55: (value—$6,137,455); (proceeds—$(5,892,213))	(5,892,213)	(5,892,213)
	Face amount	Value
Reverse repurchase agreement—(concluded)
Reverse repurchase agreement dated 01/14/26 with Deutsche Bank Securities, Inc., 3.800% to be repurchased 02/13/26 for $(989,199), $969,375 Federal National Mortgage Association Obligations, 6.000% due 09/01/55: (value—$969,375); (proceeds—$(986,077))	$(986,077)	$(986,077)
Reverse repurchase agreement dated 01/14/26 with Credit Agricole, Inc., 3.810% to be repurchased 02/13/26 for $(3,457,858), $4,088,544 Federal National Mortgage Association Obligations, 2.500% due 08/01/51: (value—$4,088,544); (proceeds—$(3,446,914))	(3,446,914)	(3,446,914)
Total reverse repurchase agreement (cost—$(32,215,662))		$(32,215,662)

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	435,656,250	4,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 96.813	GS	03/05/26	$(5,624)	$(5,310)	$314
			Put options
USD	259,160,156	2,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 103.664	MSCI	02/05/26	$(3,711)	$(2,489)	$1,222
USD	153,445,313	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 102.297	JPMCB	02/05/26	(2,930)	(206)	2,724
USD	204,265,625	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 102.133	GS	03/05/26	(5,390)	(1,115)	4,275
USD	306,421,875	3,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 102.141	GS	03/05/26	(7,617)	(1,719)	5,898
USD	187,298,438	1,900,000	Uniform Mortgage-Backed Security, TBA, strike @ 98.578	BOA	03/05/26	(4,231)	(1,126)	3,105
USD	187,357,812	1,900,000	Uniform Mortgage-Backed Security, TBA, strike @ 98.609	MSCI	03/05/26	(4,231)	(1,178)	3,053
USD	417,656,250	4,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 92.813	GS	03/05/26	(6,680)	(1,101)	5,579
USD	306,984,375	3,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 102.328	MSCI	04/06/26	(5,391)	(5,929)	(538)
USD	306,703,125	3,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 102.234	MSCI	04/06/26	(5,039)	(4,836)	203

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Options written—(concluded)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	505,566,406	5,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 101.113	CITI	04/06/26	$(15,625)	$(14,348)	$1,277
USD	868,992,187	8,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 102.234	CITI	04/06/26	(14,277)	(13,703)	574
USD	1,138,843,750	11,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 103.531	GS	04/06/26	(14,609)	(7,893)	6,716
Total						$(89,731)	$(55,643)	$34,088
Total options written						$(95,355)	$(60,953)	$34,402

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	1,700	1,700,000	7 Year Interest Rate Swap strike @ 3.200 terminating 04/01/33	DB	Pay	03/30/26	$(11,490)	$(916)	$10,574
			Put swaptions
USD	1,600	1,600,000	10 Year Interest Rate Swap strike @ 4.180 terminating 02/09/36	GS	Pay	02/05/26	$(1,440)	$(1)	$1,439
USD	700	700,000	10 Year Interest Rate Swap strike @ 4.066 terminating 02/09/36	BNP	Pay	02/05/26	(1,148)	(15)	1,133
USD	10,500	10,500,000	7 Year Interest Rate Swap strike @ 3.958 terminating 03/09/33	GS	Pay	03/05/26	(6,694)	(4,704)	1,990
USD	4,000	4,000,000	7 Year Interest Rate Swap strike @ 3.780 terminating 07/16/33	BOA	Pay	07/14/26	(30,400)	(37,135)	(6,735)
Total							$(39,682)	$(41,855)	$(2,173)
Total swaptions written							$(51,172)	$(42,771)	$8,401

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
168	USD	U.S. Treasury Note 10 Year Futures	March 2026	$18,922,193	$18,787,125	$(135,068)
1	USD	U.S. Treasury Note 5 Year Futures	March 2026	109,376	108,930	(446)
21	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2026	2,420,128	2,397,281	(22,847)
Total				$21,451,697	$21,293,336	$(158,361)
U.S. Treasury futures sell contracts:
15	USD	U.S. Treasury Note 2 Year Futures	March 2026	$(3,129,826)	$(3,127,383)	$2,443
Total				$(3,129,826)	$(3,127,383)	$2,443
Net unrealized appreciation (depreciation)						$(155,918)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	1,700	06/21/26	Annual	3.500%	1 day USD SOFR	$7,958	$7,993
USD	5,000	12/18/26	Annual	1 day USD SOFR	3.750%	10,318	(2,144)
USD	3,000	12/21/27	Annual	2.000	1 day USD SOFR	81,217	1,835
USD	4,400	03/20/29	Annual	4.250	1 day USD SOFR	(112,403)	(27,532)
USD	4,200	04/10/29	Annual	1 day USD SOFR	3.940	58,896	58,896
USD	17,500	06/15/29	Annual	1 day USD SOFR	1.750	(1,196,943)	(562,783)
USD	2,300	11/09/29	Annual	3.205	1 day USD SOFR	23,110	23,110
USD	2,300	11/09/29	Annual	3.218	1 day USD SOFR	22,028	22,028
USD	2,400	11/09/29	Annual	3.217	1 day USD SOFR	23,031	23,031
USD	4,200	12/18/29	Annual	1 day USD SOFR	3.750	46,306	3,247
USD	1,300	12/21/29	Annual	2.000	1 day USD SOFR	71,359	8,021
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	6,243	6,243
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	6,276	6,276
USD	500	03/08/30	Annual	3.635	1 day USD SOFR	(656)	(655)
USD	2,900	04/10/30	Annual	1 day USD SOFR	3.560	(5,029)	(5,029)
USD	2,900	05/08/30	Annual	1 day USD SOFR	3.560	(3,775)	(3,775)
USD	400	05/08/30	Annual	1 day USD SOFR	3.546	(779)	(779)
USD	6,400	06/21/30	Annual	3.000	1 day USD SOFR	172,926	119,419
USD	350	07/10/30	Annual	1 day USD SOFR	3.740	2,810	2,810
USD	2,200	10/06/30	Annual	1 day USD SOFR	4.123	59,360	59,360
USD	4,900	10/10/30	Annual	4.185	1 day USD SOFR	(146,528)	(146,528)
USD	1,300	10/10/30	Annual	1 day USD SOFR	4.145	36,466	36,466
USD	3,000	10/10/30	Annual	1 day USD SOFR	4.135	82,762	82,762
USD	3,200	10/10/30	Annual	1 day USD SOFR	4.118	85,685	85,685
USD	3,900	10/10/30	Annual	1 day USD SOFR	4.155	111,204	111,204
USD	500	10/10/30	Annual	1 day USD SOFR	4.320	18,079	18,079
USD	3,700	11/08/30	Annual	1 day USD SOFR	4.012	81,983	81,983
USD	4,000	11/08/30	Annual	1 day USD SOFR	4.180	119,674	119,674
USD	1,000	11/08/30	Annual	1 day USD SOFR	4.192	30,473	30,473
USD	7,000	12/20/30	Annual	3.500	1 day USD SOFR	10,436	5,239
USD	2,200	12/22/30	Annual	3.550	1 day USD SOFR	(2,108)	(2,108)
USD	4,300	01/10/31	Annual	1 day USD SOFR	3.705	34,618	34,618
USD	1,100	03/12/31	Annual	3.710	1 day USD SOFR	(4,041)	(4,041)
USD	1,200	04/08/31	Annual	1 day USD SOFR	3.990	23,424	23,424
USD	1,800	04/08/31	Annual	1 day USD SOFR	3.959	32,034	32,034
USD	2,200	04/09/31	Annual	3.013	1 day USD SOFR	76,579	76,579
USD	2,300	04/15/31	Annual	3.170	1 day USD SOFR	59,729	59,729
USD	1,600	04/26/31	Annual	3.232	1 day USD SOFR	35,774	35,774
USD	5,100	06/10/31	Annual	1 day USD SOFR	3.916	81,405	81,405
USD	7,600	06/20/31	Annual	3.750	1 day USD SOFR	(50,562)	(124,565)
USD	3,300	02/07/32	Annual	3.480	1 day USD SOFR	46,109	46,109
USD	1,400	06/08/32	Annual	2.451	1 day USD SOFR	109,360	109,360
USD	7,100	06/15/32	Annual	1.750	1 day USD SOFR	871,205	243,917
USD	500	06/15/32	Annual	1.750	1 day USD SOFR	60,980	37,384
USD	4,000	06/15/32	Annual	2.553	1 day USD SOFR	286,368	286,368

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	3,000	06/18/32	Annual	1 day USD SOFR	3.250%	$(83,278)	$(12,223)
USD	2,300	09/16/32	Annual	2.998%	1 day USD SOFR	97,104	97,104
USD	3,400	09/17/32	Annual	3.750	1 day USD SOFR	(15,365)	64,226
USD	5,500	10/06/32	Annual	3.275	1 day USD SOFR	136,108	136,108
USD	2,800	11/28/32	Annual	3.368	1 day USD SOFR	52,630	52,630
USD	3,300	12/17/32	Annual	3.750	1 day USD SOFR	(15,102)	56,845
USD	600	12/21/32	Annual	2.000	1 day USD SOFR	62,468	11,762
USD	1,400	03/08/33	Annual	3.453	1 day USD SOFR	29,639	29,639
USD	3,100	03/08/33	Annual	3.505	1 day USD SOFR	53,958	53,958
USD	1,000	03/08/33	Annual	1 day USD SOFR	3.510	(17,047)	(17,047)
USD	700	06/08/33	Annual	3.260	1 day USD SOFR	23,930	23,930
USD	5,600	12/20/33	Annual	1 day USD SOFR	3.500	(94,367)	42,587
USD	8,500	06/20/34	Annual	3.750	1 day USD SOFR	35,208	(183,050)
USD	1,200	12/18/34	Annual	3.750	1 day USD SOFR	4,893	42,471
USD	2,200	03/19/35	Annual	3.250	1 day USD SOFR	115,033	(15,201)
USD	2,400	06/18/35	Annual	3.250	1 day USD SOFR	124,378	31,273
USD	2,600	09/17/35	Annual	3.750	1 day USD SOFR	19,844	64,200
USD	5,500	09/17/35	Annual	3.750	1 day USD SOFR	49,257	95,504
Total						$1,942,652	$1,675,312

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$5,920,090	$69,415	$5,989,505
Mortgage-backed securities	—	26,940,474	—	26,940,474
U.S. government agency obligations	—	308,256,658	—	308,256,658
Short-term investments	1,889,247	—	—	1,889,247
Short-term U.S. Treasury obligations	—	274,007	—	274,007
Options purchased	—	1,785	—	1,785
Swaptions purchased	—	1,165,620	—	1,165,620
Futures contracts	2,443	—	—	2,443
Swap agreements	—	3,690,635	—	3,690,635
Total	$1,891,690	$346,249,269	$69,415	$348,210,374

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Fair valuation summary—(concluded)

Liabilities Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$(89,262,069)	$—	$(89,262,069)
Reverse Repurchase Agreement	—	(32,215,662)	—	(32,215,662)
Options written	—	(60,953)	—	(60,953)
Swaptions written	—	(42,771)	—	(42,771)
Futures contracts	(158,361)	—	—	(158,361)
Swap agreements	—	(1,747,983)	—	(1,747,983)
Total	$(158,361)	$(123,329,438)	$—	$(123,487,799)

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Floating or variable rate securities. The rates disclosed are as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,101,581, represented 4.3% of the Portfolio's net assets at period end.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5  Zero coupon bond.

6  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

7  Rate shown reflects yield at January 31, 2026.

8  Payments made or received are based on the notional amount.

See accompanying notes to financial statements.

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Asset-backed securities—17.8%
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.967%, due 07/15/53[1]	$760,000	$772,511
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, 6.350%, due 10/15/47[1]	2,300,000	2,302,658
Antares CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD Term SOFR + 3.350%, 7.018%, due 01/20/36[1,2]	1,730,000	1,730,000
Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class A, 5.490%, due 06/20/29[1]	1,620,000	1,662,960
BHG Securitization Trust, Series 2022-C, Class B, 5.930%, due 10/17/35[1]	394,975	395,856
Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, due 09/15/39[1]	953,797	959,798
Capital Automotive REIT, Series 2024-2A, Class A2, 5.250%, due 05/15/54[1]	1,107,871	1,105,599
CARS-DB7 LP, Series 2023-1A, Class A2, 6.500%, due 09/15/53[1]	879,375	886,003
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, due 05/25/54[1]	1,830,000	1,907,582
College Avenue Student Loans LLC, Series 2021-A, Class A1, 1 mo. USD Term SOFR + 1.214%, 4.887%, due 07/25/51[1,2]	33,583	33,516
Series 2021-B, Class A2, 1.760%, due 06/25/52[1]	45,880	41,503
Series 2021-C, Class A1, 1 mo. USD Term SOFR + 1.014%, 4.687%, due 07/26/55[1,2]	143,809	142,387
Series 2021-C, Class B, 2.720%, due 07/26/55[1]	63,689	59,240
Series 2021-C, Class A2, 2.320%, due 07/26/55[1]	72,441	66,167
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.450%, due 02/15/33[1]	656,879	658,659
DataBank Issuer LLC, Series 2023-1A, Class A2, 5.116%, due 02/25/53[1]	995,000	993,363
Edgeconnex Data Centers Issuer LLC, Series 2024-1, Class A2, 6.000%, due 07/27/54[1]	815,675	823,811
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, due 11/25/45[1]	36,601	34,366
Flexential Issuer LLC, Series 2025-1A, Class A2, 6.030%, due 10/25/60[1]	940,000	940,674
	Face amount	Value
Asset-backed securities—(continued)
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, 1.930%, due 07/20/48[1]	$140,705	$115,330
Series 2021-5CS, Class A, 2.310%, due 10/20/48[1]	78,955	64,910
Lendmark Funding Trust, Series 2021-1A, Class A, 1.900%, due 11/20/31[1]	210,000	205,088
Series 2024-2A, Class A, 4.470%, due 02/21/34[1]	1,280,000	1,283,278
Mariner Finance Issuance Trust, Series 2021-AA, Class A, 1.860%, due 03/20/36[1]	180,000	177,201
Mosaic Solar Loan Trust, Series 2022-1A, Class A, 2.640%, due 01/20/53[1]	126,045	110,592
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2B, 1 mo. USD Term SOFR + 1.164%, 4.845%, due 12/15/59[1,2]	71,210	71,108
Series 2020-IA, Class B, 2.950%, due 04/15/69[1]	100,000	86,845
Series 2021-A, Class A, 0.840%, due 05/15/69[1]	31,309	28,902
Series 2021-DA, Class A, U.S. (Fed) Prime Rate + -1.990%, 4.760%, due 04/15/60[1,2]	172,720	170,962
Navient Student Loan Trust, Series 2018-EA, Class A2, 4.000%, due 12/15/59[1]	1,472	1,472
Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.360%, due 04/20/62[1]	208,410	198,854
Series 2021-BA, Class AFL, 1 mo. USD Term SOFR + 0.894%, 4.570%, due 04/20/62[1,2]	295,307	295,055
Series 2021-CA, Class AFL, 1 mo. USD Term SOFR + 0.854%, 4.530%, due 04/20/62[1,2]	190,792	190,307
New Economy Assets—Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, due 10/20/61[1]	1,150,000	965,848
NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, due 03/15/28[1]	1,740,000	1,743,501
OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class A, 6.270%, due 06/17/31[1]	1,090,000	1,102,724
OneMain Financial Issuance Trust, Series 2022-3A, Class A, 5.940%, due 05/15/34[1]	328,602	329,598
Oxford Finance Funding Trust, Series 2023-1A, Class B, 7.879%, due 02/15/31[1]	1,549,445	1,571,328
Prodigy Finance DAC, Series 2021-1A, Class A, 1 mo. USD Term SOFR + 1.364%, 5.037%, due 07/25/51[1,2]	53,206	53,074

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Asset-backed securities—(concluded)
QTS Issuer ABS II LLC, Series 2026-1A, Class A2, 5.364%, due 01/05/56[1]	$560,000	$561,765
Regional Management Issuance Trust, Series 2021-2, Class A, 1.900%, due 08/15/33[1]	245,000	238,014
Series 2025-2, Class A, 4.590%, due 11/16/37[1]	950,000	948,113
Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, due 08/20/32[1]	1,490,000	1,505,051
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.000%, due 09/15/48[1]	1,370,000	1,368,831
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.690%, due 03/17/31	2,200,000	2,242,927
SLM Private Education Loan Trust, Series 2010-C, Class A5, 1 mo. USD Term SOFR + 4.864%, 8.545%, due 10/15/41[1,2]	244,036	256,357
SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1 mo. USD Term SOFR + 0.864%, 4.545%, due 10/15/35[1,2]	4,151	4,150
Series 2018-A, Class A2B, 1 mo. USD Term SOFR + 0.914%, 4.595%, due 02/15/36[1,2]	52,431	52,410
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864%, 4.545%, due 11/15/35[1,2]	82,958	82,902
Series 2021-A, Class A2A1, 1 mo. USD Term SOFR + 0.844%, 4.525%, due 01/15/53[1,2]	290,599	287,833
Series 2021-A, Class B, 2.310%, due 01/15/53[1]	39,323	38,509
Series 2021-C, Class APT1, 1.390%, due 01/15/53[1]	92,734	85,441
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX, 1.950%, due 02/15/46[1]	48,127	45,358
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2, 5.900%, due 03/25/48[1]	740,000	741,581
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120%, due 06/20/51[1]	996,625	932,402
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, due 10/15/48[1]	292,825	300,335
Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648%, due 03/20/55[1]	790,000	804,510
Total asset-backed securities (cost—$34,196,420)		34,779,119
	Face amount	Value
Corporate bonds—42.2%
Airlines—0.2%
Air Canada Pass-Through Trust Series 2017-1, Class AA, 3.300%, due 01/15/30[1]	$34,496	$32,872
American Airlines Pass-Through Trust Series 2016-3, Class AA, 3.000%, due 10/15/28	74,005	71,663
Series 2016-1, Class AA, 3.575%, due 01/15/28	38,374	37,808
Series 2017-1, Class AA, 3.650%, due 02/15/29	24,241	23,805
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.000%, due 06/10/28	43,624	41,962
United Airlines Pass-Through Trust Series 2019-2, Class AA, 2.700%, due 05/01/32	36,568	33,946
Series 2015-1, Class AA, 3.450%, due 12/01/27	25,410	25,043
Series 2018-1, Class AA, 3.500%, due 03/01/30	13,012	12,802
Series 2019-1, Class AA, 4.150%, due 08/25/31	47,584	46,877
		326,778
Apparel—0.3%
William Carter Co. 7.375%, due 02/15/31[1]	475,000	491,060
Auto manufacturers—0.3%
Hyundai Capital America 4.250%, due 09/18/28[1]	675,000	675,798
Banks—12.8%
ASB Bank Ltd. (fixed, converts to FRN on 06/17/27), 5.284%, due 06/17/32[1,2]	1,500,000	1,517,902
5.398%, due 11/29/27[1]	1,260,000	1,293,039
Bank of America Corp. (fixed, converts to FRN on 01/20/27), 3.824%, due 01/20/28[2]	840,000	838,813
Series RR, (fixed, converts to FRN on 01/27/27), 4.375%, due 01/27/27[2,3]	1,150,000	1,144,087
Bank of New York Mellon Corp. (fixed, converts to FRN on 02/07/27), 3.442%, due 02/07/28[2]	1,400,000	1,394,355
Bank of New Zealand 4.846%, due 02/07/28[1]	1,075,000	1,093,784
BNP Paribas SA (fixed, converts to FRN on 05/09/30), 5.085%, due 05/09/31[1,2]	600,000	612,477
Comerica Bank (fixed, converts to FRN on 08/25/32), 5.332%, due 08/25/33[2]	1,280,000	1,292,707

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Fifth Third Bancorp (fixed, converts to FRN on 07/28/29), 4.772%, due 07/28/30[2]	$25,000	$25,336
(fixed, converts to FRN on 10/27/27), 6.361%, due 10/27/28[2]	1,885,000	1,957,026
HSBC Holdings PLC (fixed, converts to FRN on 06/04/30), 2.848%, due 06/04/31[2]	1,800,000	1,685,389
(fixed, converts to FRN on 11/03/27), 7.390%, due 11/03/28[2]	905,000	955,045
Huntington Bancshares, Inc. (fixed, converts to FRN on 08/04/27), 4.443%, due 08/04/28[2]	647,000	650,730
JPMorgan Chase & Co. (fixed, converts to FRN on 02/01/27), 3.782%, due 02/01/28[2]	793,000	791,372
Keybank National Association Series BKNT, 5.850%, due 11/15/27	1,080,000	1,112,921
Lloyds Banking Group PLC (fixed, converts to FRN on 03/18/27), 3.750%, due 03/18/28[2]	1,420,000	1,416,119
(fixed, converts to FRN on 11/15/32), 7.953%, due 11/15/33[2]	610,000	709,490
NatWest Group PLC 1 day USD SOFR + 1.300%, 5.102%, due 11/15/28[2]	940,000	948,285
PNC Financial Services Group, Inc. Series T, (fixed, converts to FRN on 09/15/26), 3.400%, due 09/15/26[2,3]	775,000	763,024
Santander Holdings USA, Inc. (fixed, converts to FRN on 03/09/28), 6.499%, due 03/09/29[2]	755,000	787,476
Skandinaviska Enskilda Banken AB 5.375%, due 03/05/29[1]	680,000	703,093
State Street Corp. (fixed, converts to FRN on 11/04/27), 5.820%, due 11/04/28[2]	555,000	573,234
Truist Financial Corp. (fixed, converts to FRN on 06/06/27), 4.123%, due 06/06/28[2]	1,370,000	1,373,637
Wells Fargo & Co. (fixed, converts to FRN on 03/02/32), 3.350%, due 03/02/33[2]	1,525,000	1,421,962
		25,061,303
Chemicals—0.4%
Olin Corp. 6.625%, due 04/01/33[1]	885,000	867,225
Commercial services—1.1%
Ashtead Capital, Inc. 5.500%, due 08/11/32[1]	1,500,000	1,555,041
	Face amount	Value
Corporate bonds—(continued)
Commercial services—(concluded)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250%, due 01/15/30[1,4]	$625,000	$646,866
		2,201,907
Diversified financial services—2.8%
Ally Financial, Inc. (fixed, converts to FRN on 01/03/29), 6.848%, due 01/03/30[2]	1,005,000	1,063,880
Capital One Financial Corp. (fixed, converts to FRN on 05/10/27), 4.927%, due 05/10/28[2]	1,400,000	1,414,475
(fixed, converts to FRN on 05/10/32), 5.268%, due 05/10/33[2]	164,000	167,300
Compeer Financial ACA Series QIB, (fixed, converts to FRN on 02/15/31), 7.875%, due 02/15/31[1,2,3]	810,000	833,288
Oxford Finance LLC/ Oxford Finance Co-Issuer II, Inc. 6.375%, due 02/01/27[1]	1,250,000	1,248,592
Stonebriar ABF Issuer LLC 8.125%, due 12/15/30[1]	730,000	758,353
		5,485,888
Electric—2.2%
Alexander Funding Trust II 7.467%, due 07/31/28[1]	1,145,000	1,219,072
Atlantica Sustainable Infrastructure Ltd. 4.125%, due 06/15/28[1]	1,110,000	1,088,959
MidAmerican Energy Co. 3.650%, due 04/15/29	204,000	201,949
Southern California Edison Co. 5.950%, due 11/01/32	585,000	620,551
XPLR Infrastructure Operating Partners LP 8.625%, due 03/15/33[1]	1,020,000	1,070,101
		4,200,632
Energy-alternate sources—0.8%
XPLR Infrastructure LP 2.500%, due 06/15/26[1,4]	1,490,000	1,465,788
Food—0.4%
Mars, Inc. 5.000%, due 03/01/32[1]	795,000	816,966
Gas—0.7%
Southern California Gas Co. 5.050%, due 09/01/34	850,000	860,790
5.450%, due 06/15/35	530,000	550,071
		1,410,861
Healthcare-services—0.3%
Sutter Health Series 2025, 5.213%, due 08/15/32	580,000	600,670

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Insurance—9.8%
Aegon Ltd. (fixed, converts to FRN on 04/11/28), 5.500%, due 04/11/48[2]	$870,000	$880,394
American National Global Funding 4.625%, due 12/15/28[1]	550,000	552,187
5.250%, due 06/03/30[1]	685,000	695,491
5.550%, due 01/28/30[1]	565,000	581,260
Ascot Group Ltd. (fixed, converts to FRN on 06/15/30), 6.349%, due 06/15/35[1,2]	465,000	477,837
Athene Global Funding 4.721%, due 10/08/29[1]	675,000	677,229
5.033%, due 07/17/30[1]	1,025,000	1,033,661
Bowhead Specialty Holdings, Inc. 7.750%, due 12/01/30	465,000	464,700
Corebridge Financial, Inc. (fixed, converts to FRN on 12/15/27), 6.875%, due 12/15/52[2]	1,280,000	1,314,610
DaVinciRe Holdings Ltd. 5.950%, due 04/15/35[1]	425,000	434,384
Enstar Finance LLC (fixed, converts to FRN on 01/15/27), 5.500%, due 01/15/42[2]	1,655,000	1,644,062
Enstar Group Ltd. (fixed, converts to FRN on 04/01/35), 7.500%, due 04/01/45[1,2]	600,000	624,713
F&G Annuities & Life, Inc. 7.400%, due 01/13/28	2,110,000	2,203,018
Fidelis Insurance Holdings Ltd. (fixed, converts to FRN on 06/15/35), 7.750%, due 06/15/55[2]	645,000	697,081
Global Atlantic Fin Co. (fixed, converts to FRN on 10/15/26), 4.700%, due 10/15/51[1,2]	340,000	334,963
(fixed, converts to FRN on 10/15/29), 7.950%, due 10/15/54[1,2]	395,000	408,283
Metropolitan Life Global Funding I 4.300%, due 08/25/29[1]	845,000	847,610
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (fixed, converts to FRN on 05/23/32), 5.875%, due 05/23/42[1,2]	800,000	836,234
SiriusPoint Ltd. 7.000%, due 04/05/29	795,000	842,204
Stewart Information Services Corp. 3.600%, due 11/15/31	1,030,000	930,705
Swiss Re Finance Luxembourg SA (fixed, converts to FRN on 04/02/29), 5.000%, due 04/02/49[1,2]	2,600,000	2,617,976
		19,098,602
Internet—0.2%
Meta Platforms, Inc. 4.600%, due 11/15/32	400,000	401,001
	Face amount	Value
Corporate bonds—(continued)
Investment companies—4.9%
BlackRock TCP Capital Corp. 6.950%, due 05/30/29[4]	$440,000	$435,794
Blackstone Private Credit Fund 3.250%, due 03/15/27	209,000	205,836
7.300%, due 11/27/28	1,525,000	1,612,702
Blue Owl Credit Income Corp. 7.750%, due 09/16/27	710,000	738,349
Blue Owl Technology Finance Corp. 6.100%, due 03/15/28	395,000	400,702
6.125%, due 01/23/31[4]	505,000	497,440
Drawbridge Special Opportunities Fund LP/ Drawbridge Special Opportunities Finance 5.950%, due 09/17/30[1]	640,000	610,701
Franklin BSP Capital Corp. 6.000%, due 10/02/30[1]	425,000	417,519
HA Sustainable Infrastructure Capital, Inc. 6.375%, due 07/01/34	1,085,000	1,107,994
6.750%, due 07/15/35	990,000	1,037,728
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, due 06/15/26[1]	1,515,000	1,508,143
Oaktree Strategic Credit Fund 6.500%, due 07/23/29[4]	1,060,000	1,090,795
		9,663,703
Oil & gas—0.5%
Sunoco LP 7.000%, due 05/01/29[1]	915,000	951,445
Real estate investment trusts—2.1%
Arbor Realty SR, Inc. Series QIB, 8.500%, due 10/15/27[1]	1,790,000	1,784,018
SBA Tower Trust 6.599%, due 01/15/28[1]	2,300,000	2,351,813
		4,135,831
Retail—0.4%
Macy's Retail Holdings LLC 5.875%, due 03/15/30[1]	277,000	279,855
7.375%, due 08/01/33[1]	495,000	522,706
		802,561
Savings & loans—0.2%
Axos Financial, Inc. (fixed, converts to FRN on 10/01/30), 7.000%, due 10/01/35[2]	430,000	438,600
Semiconductors—0.8%
ams-OSRAM AG 12.250%, due 03/30/29[1,4]	1,400,000	1,487,602
Software—0.4%
CoreWeave, Inc. 9.000%, due 02/01/31[1]	430,000	418,071
9.250%, due 06/01/30[1]	330,000	324,852
		742,923

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Corporate bonds—(concluded)
Telecommunications—0.6%
Connect Finco SARL/Connect U.S. Finco LLC 9.000%, due 09/15/29[1]	$1,050,000	$1,114,435
Total corporate bonds (cost—$79,919,742)		82,441,579
Loan assignments—13.2%
Agriculture—0.3%
AAG U.S. GSI Bidco, Inc. 3 mo. USD Term SOFR + 5.000%, 8.672%, due 10/31/31[2]	521,062	521,391
Airlines—0.8%
American Airlines, Inc. 3 mo. USD Term SOFR + 2.250%, 5.918%, due 04/20/28[2]	174,123	174,123
3 mo. USD Term SOFR + 3.250%, 6.918%, due 05/28/32[2]	530,988	531,518
United Airlines, Inc. 1 mo. USD Term SOFR + 2.000%, 5.673%, due 02/22/31[2]	968,799	968,596
		1,674,237
Chemicals—0.4%
GEON Performance Solutions LLC 3 mo. USD Term SOFR + 4.250%, 8.184%, due 08/18/28[2]	1,005,288	870,831
Commercial services—1.4%
Priority Holdings LLC 1 mo. USD Term SOFR + 3.750%, 7.422%, due 07/30/32[2]	1,028,422	1,006,310
System One Holdings LLC 1 mo. USD Term SOFR + 3.500%, 7.172%, due 03/02/28[2]	1,699,511	1,698,798
		2,705,108
Distribution/wholesale—0.3%
Gloves Buyer, Inc. 1 mo. USD Term SOFR + 4.000%, 7.672%, due 05/21/32[2]	528,675	524,932
Diversified financial services—0.6%
LendingTree, Inc. 1 mo. USD Term SOFR + 4.250%, 7.922%, due 08/21/30[2]	1,210,684	1,211,060
Electric—0.7%
Eastern Power LLC 1 mo. USD Term SOFR + 5.250%, 8.922%, due 04/03/28[2]	1,425,154	1,428,945
Environmental control—0.3%
Tidal Waste & Recycling Holdings LLC 3 mo. USD Term SOFR + 2.750%, 6.422%, due 10/24/31[2]	617,336	619,496
	Face amount	Value
Loan assignments—(continued)
Health care products—0.6%
Medline Borrower LP 1 mo. USD Term SOFR + 1.750%, 5.422%, due 10/23/30[2]	$1,093,108	$1,095,447
Healthcare-services—1.4%
IQVIA, Inc. 3 mo. USD Term SOFR + 1.750%, 5.422%, due 01/02/31[2]	980,100	982,962
MPH Acquisition Holdings LLC 3 mo. USD Term SOFR + 3.750%, 7.417%, due 12/31/30[2]	135,739	135,230
3 mo. USD Term SOFR + 4.600%, 8.528%, due 12/31/30[2]	1,125,187	1,033,068
Sotera Health Holdings LLC 1 mo. USD Term SOFR + 2.500%, 6.172%, due 05/30/31[2]	583,081	584,538
		2,735,798
Internet—0.2%
Eagle Broadband Investments LLC 3 mo. USD Term SOFR + 3.000%, 6.934%, due 11/12/27[2]	519,531	493,882
Machinery-diversified—0.3%
LSF12 Helix Parent LLC 0.000%, due 01/21/33[5]	560,000	557,900
Media—1.1%
Midcontinent Communications 1 mo. USD Term SOFR + 2.500%, 6.173%, due 08/16/31[2]	1,056,625	1,051,669
Nexstar Broadcasting, Inc. 1 mo. USD Term SOFR + 2.500%, 6.172%, due 06/28/32[2]	542,275	541,445
Versant Media Group, Inc. 3 mo. USD Term SOFR + 3.500%, 7.161%, due 01/30/31[2]	530,000	529,073
		2,122,187
Miscellaneous manufacturers—0.2%
CoorsTek, Inc. 3 mo. USD Term SOFR + 3.000%, 6.671%, due 10/28/32[2]	445,000	445,926
Oil & gas—0.2%
Hilcorp Energy I LP 1 mo. USD Term SOFR + 1.750%, 5.425%, due 02/11/30[2]	372,187	372,188
Pharmaceuticals—0.4%
Jazz Financing Lux SARL 1 mo. USD Term SOFR + 2.250%, 5.922%, due 05/05/28[2]	823,357	825,300
Pipelines—1.9%
BCP Renaissance Parent LLC 3 mo. USD Term SOFR + 2.500%, 6.172%, due 10/31/28[2]	978,199	974,041

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Loan assignments—(concluded)
Pipelines—(concluded)
Rockpoint Gas Storage Partners LP 3 mo. USD Term SOFR + 2.500%, 6.172%, due 09/18/31[2]	$1,584,000	$1,585,236
UGI Energy Services LLC 1 mo. USD Term SOFR + 2.500%, 6.172%, due 02/22/30[2]	1,146,480	1,145,402
		3,704,679
Real estate investment trusts—0.4%
Starwood Property Trust, Inc. 1 mo. USD Term SOFR + 1.750%, 5.422%, due 11/18/27[2]	742,246	740,390
Software—0.5%
Central Parent, Inc. 3 mo. USD Term SOFR + 3.250%, 6.922%, due 07/06/29[2]	1,127,108	899,274
Telecommunications—0.7%
Iridium Satellite LLC 1 mo. USD Term SOFR + 2.250%, 5.922%, due 09/20/30[2]	1,061,321	1,002,195
Lumen Technologies, Inc. 1 mo. USD Term SOFR + 6.000%, 9.716%, due 06/01/28[2]	301,849	302,377
		1,304,572
Transportation—0.5%
Stonepeak Nile Parent LLC
3 mo. USD Term SOFR + 2.250%, 5.917%, due 04/09/32[2]	985,000	983,769
Total loan assignments (cost—$26,354,590)		25,837,312
Mortgage-backed securities—11.1%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756%, due 05/15/53[1]	465,000	437,599
BAHA Trust, Series 2024-MAR, Class B, 7.069%, due 12/10/41[1,2]	1,090,000	1,142,507
Bank, Series 2022-BNK42, Class A5, 4.493%, due 06/15/55[2]	220,000	216,307
BBCMS Mortgage Trust, Series 2019-C3, Class B, 4.096%, due 05/15/52	90,000	85,010
Benchmark Mortgage Trust, Series 2019-B15, Class B, 3.564%, due 12/15/72	210,000	177,398
Series 2019-B15, Class C, 3.713%, due 12/15/72[2]	111,000	89,424
Series 2022-B35, Class A5, 4.442%, due 05/15/55[2]	270,000	264,544
	Face amount	Value
Mortgage-backed securities—(continued)
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, 1 mo. USD Term SOFR + 0.803%, 4.483%, due 10/15/38[1,2]	$77,353	$77,329
Series 2021-CIP, Class A, 1 mo. USD Term SOFR + 1.035%, 4.716%, due 12/15/38[1,2]	189,124	189,124
BX Trust, Series 2022-CLS, Class B, 6.300%, due 10/13/27[1]	2,020,000	2,033,443
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class B, 3.500%, due 01/15/53[2]	101,000	89,491
CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631%, due 02/10/50	300,000	293,006
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class B, 6.360%, due 07/10/28[1,2]	880,000	908,722
COMM Mortgage Trust, Series 2025-SBX, Class A, 5.257%, due 08/10/41[1,2]	780,000	783,865
CRSO Trust 7.658%, due 07/10/28[2]	880,000	912,179
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, due 09/12/40[1]	660,000	677,966
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K121, Class X1, IO, 1.014%, due 10/25/30[2]	1,158,600	44,360
Series KL06, Class XFX, IO, 1.357%, due 12/25/29[2]	705,468	31,051
Series K142, Class A2, 2.400%, due 03/25/32	385,000	348,116
Series K144, Class A2, 2.450%, due 04/25/32	270,000	244,269
Series K145, Class A2, 2.580%, due 05/25/32	605,000	550,595
Federal Home Loan Mortgage Corp. Multifamily WI Certificates, Series K146, Class A2, 2.920%, due 07/25/32	170,000	157,611
Federal National Mortgage Association-ACES, Series 2022-M5, Class A3, 2.336%, due 01/01/34[2]	325,000	278,833
FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500%, due 01/25/39[2]	150,463	146,549
INTOWN Mortgage Trust, Series 2025-STAY, Class A, 1 mo. USD Term SOFR + 1.350%, 5.030%, due 03/15/42[1,2]	1,310,000	1,311,637

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Mortgage-backed securities—(concluded)
MF1 Trust, Series 2021-W10, Class A, 1 mo. USD Term SOFR + 1.070%, 4.750%, due 12/15/34[1,2]	$100,000	$99,882
Series 2021-W10, Class B, 1 mo. USD Term SOFR + 1.370%, 5.050%, due 12/15/34[1,2]	370,000	369,866
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%, 5.087%, due 03/15/39[1,2]	2,000,000	2,000,000
OAKST Commercial Mortgage Trust, Series 2023-NLP, Class A, 6.095%, due 03/15/40[1,2]	2,050,000	2,036,733
One Bryant Park Trust, Series 2019-OBP, Class A, 2.516%, due 09/15/54[1]	2,300,000	2,142,921
SCOTT Trust, Series 2023-SFS, Class A, 5.910%, due 03/10/40[1]	870,000	891,630
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A4, 4.152%, due 08/15/51	135,000	134,845
Series 2018-C44, Class A5, 4.212%, due 05/15/51	445,000	445,101
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 1 mo. USD Term SOFR + 4.083%, 7.763%, due 11/15/27[1,2]	2,038,154	2,061,085
Total mortgage-backed securities (cost—$21,501,093)		21,672,998
Municipal bonds—0.5%
California—0.1%
Los Angeles Department of Water & Power Power System Revenue, Build America Bonds, Revenue Bonds, 6.574%, due 07/01/45	145,000	156,839
State of California, Build America Bonds, GO Bonds, 7.550%, due 04/01/39	70,000	84,155
		240,994
Michigan—0.1%
University of Michigan, Revenue Bonds, Series B, 3.504%, due 04/01/52	93,000	68,075
Minnesota—0.0%†
University of Minnesota, Revenue Bonds, 4.048%, due 04/01/52	78,000	62,704
New Jersey—0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds, Series B, 6.561%, due 12/15/40	105,000	117,392
	Face amount	Value
Municipal bonds—(concluded)
New York—0.1%
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Series C, 2.052%, due 03/15/30	$120,000	$111,292
Series C, 2.152%, due 03/15/31	165,000	149,900
		261,192
Texas—0.1%
City of Houston TX, GO Bonds, 3.961%, due 03/01/47	85,000	72,718
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds, Series B, 2.754%, due 10/01/41	50,000	37,501
		110,219
Total municipal bonds (cost—$1,012,935)		860,576
U.S. treasury obligations—9.2%
U.S. Treasury Bonds 1.375% due 08/15/50	6,450,000	3,163,271
1.750% due 08/15/41	5,300,000	3,564,457
3.625% due 02/15/53	1,775,000	1,430,054
3.875% due 02/15/43	850,000	762,045
4.750% due 02/15/37	1,750,000	1,822,051
U.S. Treasury Notes, 4.125%, due 01/31/27	7,250,000	7,289,818
Total U.S. treasury obligations (cost—$18,905,627)		18,031,696
	Number of shares
Preferred stocks—2.6%
Capital markets—1.4%
CION Investment Corp.	36,000	912,600
OFS Capital Corp.	21,000	529,620
Trinity Capital, Inc.	50,000	1,266,500
		2,708,720
Mortgage real estate investment—1.2%
Ellington Financial, Inc. Series C2,3	93,400	2,384,502
Total preferred stocks (cost—$5,010,000)		5,093,222
	Face amount
Short-term investments—3.0%
Short-term U.S. treasury obligations—1.1%
U.S. Treasury Bills 3.582% due 07/09/26[6]	$1,050,000	1,033,835
3.818% due 04/09/26[6]	1,200,000	1,192,113
Total short-term U.S. treasury obligations (cost—$2,225,754)		2,225,948

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Investment companies—1.9%
State Street Institutional U.S. Government Money Market Fund, 3.650%[6] (cost—$3,643,385)	3,643,385	$3,643,385
Total Short-term investments (cost—$5,869,139)		5,869,333
Investment of cash collateral from securities loaned—2.2%
Money market funds—2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.688%[6] (cost—$4,321,215)	4,321,215	4,321,215
Total investments—101.8% (cost—$197,090,761)		198,907,050
Liabilities in excess of other assets—(1.8)%		(3,601,939)
Net assets—100.0%		$195,305,111

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
93	USD	U.S. Long Bond Futures	March 2026	$10,866,707	$10,706,625	$(160,082)
134	USD	U.S. Treasury Note 10 Year Futures	March 2026	15,095,875	14,984,969	(110,906)
119	USD	Ultra U.S. Treasury Bond Futures	March 2026	14,262,283	13,975,062	(287,221)
334	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2026	25,857,173	25,571,000	(286,173)
Total				$66,082,038	$65,237,656	$(844,382)
Net unrealized appreciation (depreciation)						$(844,382)

PACE Intermediate Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$34,779,119	$—	$34,779,119
Corporate bonds	—	82,441,579	—	82,441,579
Loan assignments	—	25,837,312	—	25,837,312
Mortgage-backed securities	—	21,672,998	—	21,672,998
Municipal bonds	—	860,576	—	860,576
U.S. Treasury obligations	—	18,031,696	—	18,031,696
Preferred stocks	5,093,222	—	—	5,093,222
Short-term U.S. Treasury obligations	—	2,225,948	—	2,225,948
Investment companies	3,643,385	—	—	3,643,385
Investment of cash collateral from securities loaned	4,321,215	—	—	4,321,215
Total	$13,057,822	$185,849,228	$—	$198,907,050
Liabilities
Futures contracts	$(844,382)	$—	$—	$(844,382)
Total	$(844,382)	$—	$—	$(844,382)

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $89,583,765, represented 45.9% of the Portfolio's net assets at period end.

2  Floating or variable rate securities. The rates disclosed are as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3  Perpetual investment. Date shown reflects the next call date.

4  Security, or portion thereof, was on loan at the period end.

5  Position is unsettled. Contract rate was not determined at January 31, 2026 and does not take effect until settlement.

6  Rate shown reflects yield at January 31, 2026.

See accompanying notes to financial statements.

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Asset-backed securities—13.3%
Accredited Mortgage Loan Trust, Series 2004-2, Class A1, 1 mo. USD Term SOFR + 0.404%, 4.077%, due 07/25/34[2]	169,062	$166,474
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.967%, due 07/15/53[3]	980,000	996,133
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, 6.350%, due 10/15/47[3]	3,000,000	3,003,467
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, due 05/17/32[3]	113,322	115,254
Series 2024-B, Class E, 6.678%, due 09/15/32[3]	139,050	140,411
Series 2025-A, Class C, 4.844%, due 06/15/33[3]	199,458	200,498
Antares CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD Term SOFR + 3.350%, 7.018%, due 01/20/36[2,3]	2,270,000	2,270,000
Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class A, 5.490%, due 06/20/29[3]	2,100,000	2,155,689
Series 2025-2A, Class B, 5.510%, due 08/20/31[3]	100,000	102,460
Series 2025-3A, Class C, 4.950%, due 02/20/30[3]	100,000	99,755
Bain Capital Credit CLO Ltd., Series 2022-2A, Class A1R, 3 mo. USD Term SOFR + 1.150%, 4.819%, due 04/22/35[2,3]	250,000	250,443
Series 2022-3A, Class A1R, 3 mo. USD Term SOFR + 1.160%, 4.830%, due 07/17/35[2,3]	250,000	250,424
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class D, 30 day USD SOFR Average + 2.750%, 6.447%, due 06/25/47[2,3]	14,225	14,438
Series 2024-EDU1, Class C, 30 day USD SOFR Average + 1.800%, 5.497%, due 06/25/47[2,3]	32,943	32,888
Series 2025-EDU1, Class C, 30 day USD SOFR Average + 1.800%, 5.497%, due 07/27/48[2,3]	224,032	224,032
BHG Securitization Trust, Series 2022-C, Class B, 5.930%, due 10/17/35[3]	528,138	529,316
Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.408%, due 11/20/54[3]	104,000	105,135
Business Jet Securities LLC, Series 2024-1A, Class B, 6.924%, due 05/15/39[3]	63,450	65,420
Series 2024-1A, Class A, 6.197%, due 05/15/39[3]	74,236	75,879
	Face amount[1]	Value
Asset-backed securities—(continued)
Series 2024-2A, Class A, 5.364%, due 09/15/39[3]	1,236,703	$1,244,484
Capital Automotive REIT, Series 2024-2A, Class A2, 5.250%, due 05/15/54[3]	1,431,408	1,428,473
CARS-DB7 LP, Series 2023-1A, Class A2, 6.500%, due 09/15/53[3]	1,152,958	1,161,648
Castlelake Aircraft Structured Trust, Series 2025-1A, Class B, 6.504%, due 02/15/50[3]	232,062	234,759
Series 2025-2A, Class A, 5.465%, due 08/15/50[3]	241,885	243,896
CCG Receivables Trust, Series 2024-1, Class C, 5.220%, due 03/15/32[3]	100,000	101,681
Series 2025-1, Class C, 4.890%, due 10/14/32[3]	100,000	101,244
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR3, 3 mo. USD Term SOFR + 1.090%, 4.758%, due 04/20/34[2,3]	250,000	250,032
CHEC Loan Trust, Series 2004-2, Class M1, 1 mo. USD Term SOFR + 1.074%, 4.747%, due 06/25/34[2]	167,952	176,505
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, due 11/22/49[3]	121,000	121,685
Series 2024-2A, Class A2, 5.923%, due 11/22/49[3]	78,000	79,077
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, due 05/25/54[3]	2,360,000	2,460,051
Compass Datacenters Issuer II LLC, Series 2024-1A, Class B, 7.000%, due 02/25/49[3]	102,000	103,992
Series 2024-1A, Class A1, 5.250%, due 02/25/49[3]	40,000	40,211
Series 2024-2A, Class A1, 5.022%, due 08/25/49[3]	77,000	77,108
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2, 6.000%, due 05/20/55[3]	100,000	102,398
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class C, 8.450%, due 02/15/33[3]	871,079	873,439
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, due 01/20/31[3]	72,727	74,125
CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.300%, due 04/20/48[3]	58,000	57,189
DataBank Issuer LLC, Series 2023-1A, Class A2, 5.116%, due 02/25/53[3]	1,285,000	1,282,886

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
Dell Equipment Finance Trust, Series 2024-1, Class C, 5.730%, due 03/22/30[3]	100,000	$101,454
Delta Funding Home Equity Loan Trust, Series 1999-3, Class A1A, 1 mo. USD Term SOFR + 0.934%, 4.615%, due 09/15/29[2]	21,452	20,706
Edgeconnex Data Centers Issuer LLC, Series 2024-1, Class A2, 6.000%, due 07/27/54[3]	1,058,435	1,068,993
ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.560%, due 08/25/49[3]	71,496	72,873
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, due 05/15/31	54,000	54,905
Exeter Select Automobile Receivables Trust, Series 2025-2, Class C, 4.910%, due 12/15/31	61,000	61,538
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 1 mo. USD Term SOFR + 0.594%, 4.267%, due 10/25/36[2]	893,470	587,045
Flexential Issuer LLC, Series 2025-1A, Class A2, 6.030%, due 10/25/60[3]	1,180,000	1,180,847
Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, due 03/15/50[3]	82,800	84,006
GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, due 12/17/29[3]	61,000	62,208
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, due 10/15/31[3]	34,000	34,344
Series 2024-4A, Class C, 4.750%, due 11/15/30[3]	33,000	33,305
Series 2025-1A, Class C, 5.260%, due 03/15/31[3]	38,000	38,782
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class A1R2, 3 mo. USD Term SOFR + 1.110%, 4.778%, due 04/20/35[2,3]	250,000	250,569
Gracie Point International Funding LLC, Series 2024-1A, Class A, 90 day USD SOFR Average + 1.700%, 5.890%, due 03/01/28[2,3]	108,000	108,039
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class C, 5.690%, due 03/25/60[3]	100,000	101,292
Series 2025-2A, Class D, 5.560%, due 06/25/60[3]	100,000	100,910
GSAMP Trust, Series 2006-HE4, Class A1, 1 mo. USD Term SOFR + 0.394%, 4.067%, due 06/25/36[2]	239,165	236,520
	Face amount[1]	Value
Asset-backed securities—(continued)
Hilton Grand Vacations Trust, Series 2022-1D, Class D, 6.790%, due 06/20/34[3]	26,301	$26,269
Series 2022-2A, Class B, 4.740%, due 01/25/37[3]	30,415	30,419
Series 2024-1B, Class C, 6.620%, due 09/15/39[3]	21,842	22,404
Series 2024-1B, Class B, 5.990%, due 09/15/39[3]	9,361	9,567
Series 2024-2A, Class C, 5.990%, due 03/25/38[3]	71,198	72,207
Series 2025-2A, Class C, 5.120%, due 05/25/44[3]	77,751	78,365
Series 2025-2A, Class B, 4.730%, due 05/25/44[3]	102,631	102,921
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.820%, due 04/20/32[3]	114,000	116,157
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, due 05/20/32[3]	107,128	108,886
Island Finance Trust, Series 2025-1A, Class A, 6.540%, due 03/19/35[3]	100,000	101,275
JP Morgan Mortgage Trust, Series 2023-HE3, Class M1, 30 day USD SOFR Average + 2.100%, 5.803%, due 05/20/54[2,3]	82,434	82,938
Series 2024-HE1, Class M2, 30 day USD SOFR Average + 2.400%, 6.103%, due 08/25/54[2,3]	33,041	33,327
Series 2024-HE1, Class M1, 30 day USD SOFR Average + 2.000%, 5.703%, due 08/25/54[2,3]	43,137	43,413
KREF Ltd., Series 2022-FL3, Class A, 1 mo. USD Term SOFR + 1.450%, 5.123%, due 02/17/39[2,3]	243,173	243,208
Lendmark Funding Trust, Series 2024-2A, Class A, 4.470%, due 02/21/34[3]	1,640,000	1,644,199
LoanCore Issuer Ltd., Series 2021-CRE6, Class A, 1 mo. USD Term SOFR + 1.414%, 5.095%, due 11/15/38[2,3]	71,194	71,209
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.604%, due 09/20/65[3]	179,676	181,452
Marble Point CLO XXII Ltd., Series 2021-2A, Class AR, 3 mo. USD Term SOFR + 1.220%, 4.888%, due 07/25/34[2,3]	250,000	250,093
MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class C, 7.830%, due 08/20/55[3]	105,000	108,739
Series 2025-2A, Class A2, 5.400%, due 08/20/55[3]	174,000	176,581

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
MF1 Ltd., Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.350%, 5.023%, due 02/19/37[2,3]	289,731	$289,948
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class M2, 1 mo. USD Term SOFR + 0.819%, 4.492%, due 12/25/34[2]	109,470	109,378
MVW LLC, Series 2022-1A, Class B, 4.400%, due 11/21/39[3]	55,891	55,537
Series 2023-2A, Class C, 7.060%, due 11/20/40[3]	47,451	48,805
Series 2024-2A, Class C, 4.920%, due 03/20/42[3]	67,480	67,366
Series 2024-2A, Class B, 4.580%, due 03/20/42[3]	84,350	84,105
Series 2025-1A, Class B, 5.210%, due 09/22/42[3]	96,376	97,695
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, due 05/15/69[3]	78,945	72,876
Series 2021-EA, Class A, 0.970%, due 12/16/69[3]	159,951	145,196
Series 2021-FA, Class A, 1.110%, due 02/18/70[3]	118,420	106,664
Series 2021-GA, Class A, 1.580%, due 04/15/70[3]	130,905	119,547
New Economy Assets—Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, due 10/20/61[3]	1,500,000	1,259,801
NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.740%, due 03/15/28[3]	2,250,000	2,254,527
NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.398%, due 11/25/31[2,3]	99,756	101,561
OBX Trust, Series 2025-HE1, Class M1, 30 day USD SOFR Average + 1.900%, 5.597%, due 02/25/55[2,3]	100,000	100,845
Series 2025-HE1, Class A1, 30 day USD SOFR Average + 1.600%, 5.297%, due 02/25/55[2,3]	95,069	95,542
OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class A, 6.270%, due 06/17/31[3]	1,410,000	1,426,459
OneMain Financial Issuance Trust, Series 2022-3A, Class A, 5.940%, due 05/15/34[3]	432,693	434,004
Oxford Finance Funding Trust, Series 2023-1A, Class B, 7.879%, due 02/15/31[3]	2,013,492	2,041,929
Pagaya AI Debt Trust, Series 2024-3, Class A, 6.258%, due 10/15/31[3]	107,600	107,824
	Face amount[1]	Value
Asset-backed securities—(continued)
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2, 4.940%, due 10/20/28[3]	94,789	$95,340
Post CLO Ltd., Series 2022-1A, Class AR, 3 mo. USD Term SOFR + 1.100%, 0.000%, due 04/20/35[2,3,4]	250,000	250,069
Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.080%, due 02/15/28[3]	35,634	35,319
QTS Issuer ABS II LLC, Series 2026-1A, Class A2, 5.364%, due 01/05/56[3]	710,000	712,238
RCKT Mortgage Trust, Series 2025-CES10, Class A2, 5.163%, due 11/25/55[2,3]	150,000	150,426
Regional Management Issuance Trust, Series 2025-2, Class A, 4.590%, due 11/16/37[3]	1,190,000	1,187,636
Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, due 08/20/32[3]	1,920,000	1,939,394
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.000%, due 09/15/48[3]	1,790,000	1,788,472
Rockford Tower CLO Ltd., Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.200%, 4.868%, due 07/20/35[2,3]	250,000	250,086
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.690%, due 03/17/31	3,000,000	3,058,537
Saxon Asset Securities Trust, Series 2004-1, Class M1, 1 mo. USD Term SOFR + 0.909%, 0.638%, due 03/25/35[2]	24,780	21,289
Series 2006-1, Class M1, 1 mo. USD Term SOFR + 0.579%, 4.252%, due 03/25/36[2]	457,155	455,002
SCCU Auto Receivables Trust, Series 2025-1A, Class C, 5.080%, due 02/17/32[3]	29,000	29,299
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.510%, due 01/20/32[3]	68,000	69,938
Sierra Timeshare Receivables Funding LLC, Series 2021-2A, Class C, 1.950%, due 09/20/38[3]	22,483	22,440
Series 2021-2A, Class B, 1.800%, due 09/20/38[3]	9,527	9,511
Series 2022-2A, Class B, 5.040%, due 06/20/40[3]	46,026	46,173
Series 2023-2A, Class C, 7.300%, due 04/20/40[3]	37,242	38,561
Series 2023-3A, Class C, 7.120%, due 09/20/40[3]	40,133	41,463

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
Series 2024-1A, Class C, 5.940%, due 01/20/43[3]	39,279	$39,838
Series 2024-2A, Class C, 5.830%, due 06/20/41[3]	48,675	49,359
Series 2024-3A, Class C, 5.320%, due 08/20/41[3]	97,871	98,325
Series 2025-2A, Class C, 5.320%, due 04/20/44[3]	72,196	72,409
Series 2025-2A, Class B, 4.930%, due 04/20/44[3]	72,196	72,668
SoFi Professional Loan Program LLC, Series 2019-C, Class BFX, 3.050%, due 11/16/48[3]	158,000	143,419
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.430%, due 12/22/31[3]	171,000	171,366
Series 2026-1A, Class B, 4.900%, due 06/20/33[3,4]	100,000	99,988
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2, 5.900%, due 03/25/48[3]	950,000	952,030
Series 2023-3A, Class A2, 5.900%, due 10/25/48[3]	124,000	124,939
Series 2025-1A, Class A2, 5.000%, due 05/25/50[3]	73,000	72,101
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120%, due 06/20/51[3]	1,338,604	1,252,344
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2001-SB1, Class A2, 3.375%, due 08/25/31	1,940	1,934
Summit Issuer LLC, Series 2025-1A, Class A2, 5.208%, due 11/20/55[3]	168,000	169,314
Symphony CLO XXXII Ltd., Series 2022-32A, Class AR, 3 mo. USD Term SOFR + 1.150%, 4.821%, due 10/23/35[2,3]	300,000	300,289
THL Credit Wind River CLO Ltd., Series 2017-3A, Class AR2, 3 mo. USD Term SOFR + 1.200%, 4.872%, due 04/15/35[2,3]	250,000	250,251
Towd Point Mortgage Trust, Series 2024-CES1, Class A1B, 6.049%, due 01/25/64[2,3]	55,195	55,589
Series 2024-CES1, Class A1A, 5.848%, due 01/25/64[2,3]	80,032	80,546
Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, due 11/15/27[3]	200,000	200,658
TRTX Issuer Ltd., Series 2025-FL6, Class A, 1 mo. USD Term SOFR + 1.537%, 5.212%, due 09/18/42[2,3]	130,000	130,168
	Face amount[1]	Value
Asset-backed securities—(concluded)
U.S. Bank NA, Series 2023-1, Class B, 6.789%, due 08/25/32[3]	48,653	$49,140
Series 2025-SUP1, Class C, 30 day USD SOFR Average + 1.900%, 5.597%, due 02/25/32[2,3]	145,856	145,775
U.S. Small Business Administration, Series 2007-20D, Class 1, 5.320%, due 04/01/27	42,228	42,410
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.369%, due 04/20/55[3]	115,000	117,941
Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.132%, due 08/15/55[3]	297,000	294,636
Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, due 06/15/37[3]	144,669	147,298
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, due 11/15/30[3]	116,000	118,269
Series 2025-2A, Class D, 5.080%, due 05/15/31[3]	127,000	128,317
Series 2025-2A, Class C, 4.850%, due 01/15/31[3]	85,000	85,992
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, due 10/15/48[3]	384,033	393,882
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.300%, due 06/25/55[3]	100,000	95,656
Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648%, due 03/20/55[3]	1,010,000	1,028,550
Total asset-backed securities (cost—$53,855,160)		54,921,167
Corporate bonds—45.4%
Advertising—0.0%†
Clear Channel Outdoor Holdings, Inc. 7.500%, due 03/15/33[3]	65,000	69,065
Neptune Bidco U.S., Inc. 9.500%, due 02/15/33[3]	45,000	45,822
		114,887
Aerospace & defense—0.5%
AAR Escrow Issuer LLC 6.750%, due 03/15/29[3]	75,000	77,624
Boeing Co. 2.196%, due 02/04/26	100,000	99,983
2.700%, due 02/01/27	100,000	98,801
2.750%, due 02/01/26	300,000	300,000
3.450%, due 11/01/28	200,000	196,592
5.805%, due 05/01/50	130,000	128,396
Bombardier, Inc. 6.750%, due 06/15/33[3]	120,000	126,047

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Aerospace & defense—(concluded)
Goat Holdco LLC 6.750%, due 02/01/32[3]		70,000	$71,892
Rolls-Royce PLC 5.750%, due 10/15/27[3]		200,000	204,881
RTX Corp. 5.750%, due 11/08/26		100,000	101,264
TransDigm, Inc. 6.625%, due 03/01/32[3]		35,000	36,189
6.875%, due 12/15/30[3]		385,000	401,010
7.125%, due 12/01/31[3]		10,000	10,487
			1,853,166
Agriculture—0.2%
BAT Capital Corp. 6.343%, due 08/02/30		200,000	216,163
Imperial Brands Finance PLC 3.500%, due 07/26/26[3]		200,000	199,405
5.875%, due 07/01/34[3]		200,000	208,936
			624,504
Airlines—0.2%
American Airlines Pass-Through Trust Series 2016-2, Class AA, 3.200%, due 06/15/28		175,350	171,562
Series 2015-2, Class AA, 3.600%, due 09/22/27		164,975	163,393
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.950%, due 05/15/28		215,869	201,168
Spirit Airlines Pass-Through Trust Series 2015-1A, 4.100%, due 04/01/28		46,666	44,807
United Airlines Holdings, Inc. 5.375%, due 03/01/31[4]		15,000	15,149
			596,079
Apparel—0.2%
Birkenstock Financing SARL 5.250%, due 04/30/29[5]	EUR	100,000	119,255
VF Corp. 2.950%, due 04/23/30		20,000	18,242
William Carter Co. 7.375%, due 02/15/31[3,6]		600,000	620,286
			757,783
Auto manufacturers—0.9%
American Honda Finance Corp. 1 day USD SOFR + 0.730%, 4.524%, due 08/13/27[2]		100,000	100,460
BMW U.S. Capital LLC 5.050%, due 03/21/30[3]		200,000	205,189
Daimler Truck Finance North America LLC 2.000%, due 12/14/26[3]		200,000	196,931
Ford Motor Credit Co. LLC 4.970%, due 04/06/29		200,000	201,071
5.800%, due 03/05/27		200,000	202,817
	Face amount[1]		Value
Corporate bonds—(continued)
Auto manufacturers—(concluded)
Hyundai Capital America 4.250%, due 09/18/28[3]		855,000	$856,010
5.150%, due 03/27/30[3,6]		100,000	102,592
5.250%, due 01/08/27[3]		200,000	202,421
5.950%, due 09/21/26[3]		100,000	101,231
Mercedes-Benz Finance North America LLC 4.750%, due 03/31/28[3]		200,000	202,985
Nissan Motor Acceptance Co. LLC 2.000%, due 03/09/26[3]		100,000	99,571
2.750%, due 03/09/28[3]		200,000	190,256
Nissan Motor Co. Ltd. 4.810%, due 09/17/30[3]		200,000	188,809
Stellantis Finance U.S., Inc. 6.450%, due 03/18/35[3]		200,000	208,425
Volkswagen Bank GmbH 2.500%, due 07/31/26[5]	EUR	500,000	592,918
			3,651,686
Auto parts & equipment—0.1%
Clarios Global LP/Clarios U.S. Finance Co. 6.750%, due 02/15/30[3]		35,000	36,615
Forvia SE 5.375%, due 03/15/31[5]	EUR	100,000	122,512
Schaeffler AG 4.500%, due 03/28/30[5]		100,000	122,084
Valeo SE 5.125%, due 05/20/31[5]		100,000	123,907
ZF Europe Finance BV 3.000%, due 10/23/29[5]		100,000	112,797
ZF North America Capital, Inc. 6.750%, due 04/23/30[3]		20,000	20,053
6.875%, due 04/23/32[3]		50,000	49,858
			587,826
Banks—12.3%
ABN AMRO Bank NV (fixed, converts to FRN on 12/03/34), 5.515%, due 12/03/35[2,3]		200,000	205,960
ASB Bank Ltd. (fixed, converts to FRN on 06/17/27), 5.284%, due 06/17/32[2,3]		1,700,000	1,720,289
5.398%, due 11/29/27[3,6]		1,680,000	1,724,052
Banco Bilbao Vizcaya Argentaria SA (fixed, converts to FRN on 01/14/32), 7.750%, due 01/14/32[2,7]		200,000	215,156
Banco Mercantil del Norte SA (fixed, converts to FRN on 05/20/35), 8.750%, due 05/20/35[2,3,7]		15,000	16,245
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.621%, due 12/10/29[3]		10,000	10,361
Banco Santander SA 4.379%, due 04/12/28		200,000	201,181
(fixed, converts to FRN on 05/12/27), 4.750%, due 11/12/26[2,7]		200,000	199,255

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Bangkok Bank PCL 5.650%, due 07/05/34[3,6]	25,000	$25,997
Bank of America Corp. (fixed, converts to FRN on 04/29/30), 2.592%, due 04/29/31[2]	200,000	186,540
(fixed, converts to FRN on 04/24/27), 3.705%, due 04/24/28[2]	100,000	99,588
(fixed, converts to FRN on 01/20/27), 3.824%, due 01/20/28[2]	200,000	199,717
Series RR, (fixed, converts to FRN on 01/27/27), 4.375%, due 01/27/27[2,7]	1,455,000	1,447,518
(fixed, converts to FRN on 04/27/27), 4.376%, due 04/27/28[2]	250,000	251,146
(fixed, converts to FRN on 05/09/35), 5.464%, due 05/09/36[2,6]	115,000	118,965
(fixed, converts to FRN on 10/25/34), 5.518%, due 10/25/35[2]	45,000	45,927
(fixed, converts to FRN on 09/15/28), 5.819%, due 09/15/29[2]	315,000	328,516
Series OO, (fixed, converts to FRN on 05/01/30), 6.625%, due 05/01/30[2,6,7]	160,000	166,243
Bank of New York Mellon Corp. (fixed, converts to FRN on 02/07/27), 3.442%, due 02/07/28[2]	1,760,000	1,752,904
Series I, (fixed, converts to FRN on 12/20/26), 3.750%, due 12/20/26[2,7]	170,000	167,242
(fixed, converts to FRN on 03/14/29), 4.975%, due 03/14/30[2]	200,000	205,624
Bank of New Zealand 4.846%, due 02/07/28[3]	1,390,000	1,414,288
Barclays PLC (fixed, converts to FRN on 05/16/28), 4.972%, due 05/16/29[2]	200,000	203,460
(fixed, converts to FRN on 11/02/32), 7.437%, due 11/02/33[2]	400,000	457,351
(fixed, converts to FRN on 09/15/29), 8.000%, due 03/15/29[2,7]	200,000	213,809
BNP Paribas SA (fixed, converts to FRN on 02/25/31), 4.625%, due 02/25/31[2,3,7]	215,000	200,605
(fixed, converts to FRN on 05/09/30), 5.085%, due 05/09/31[2,3]	755,000	770,700
(fixed, converts to FRN on 05/20/29), 5.497%, due 05/20/30[2,3]	200,000	207,060
BPCE SA (fixed, converts to FRN on 10/19/28), 6.714%, due 10/19/29[2,3]	250,000	264,937
CaixaBank SA (fixed, converts to FRN on 03/15/29), 5.673%, due 03/15/30[2,3]	200,000	207,858
Citigroup, Inc. Series X,
	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 02/18/26), 3.875%, due 02/18/26[2,7]	128,000	$127,794
(fixed, converts to FRN on 09/11/30), 4.503%, due 09/11/31[2]	85,000	85,068
(fixed, converts to FRN on 03/04/28), 4.786%, due 03/04/29[2]	115,000	116,662
(fixed, converts to FRN on 09/11/35), 5.174%, due 09/11/36[2]	115,000	115,489
(fixed, converts to FRN on 01/24/35), 6.020%, due 01/24/36[2]	35,000	36,488
Series HH, (fixed, converts to FRN on 02/15/31), 6.625%, due 02/15/31[2,7]	45,000	45,822
Citizens Financial Group, Inc. Series B, 3 mo. USD Term SOFR + 3.265%, 6.914%, due 04/06/26[2,7]	60,000	59,987
Series C, 3 mo. USD Term SOFR + 3.419%, 7.068%, due 04/06/26[2,7]	80,000	79,615
Comerica Bank (fixed, converts to FRN on 08/25/32), 5.332%, due 08/25/33[2]	1,690,000	1,706,777
Danske Bank AS (fixed, converts to FRN on 03/01/29), 5.705%, due 03/01/30[2,3]	200,000	207,992
Deutsche Bank AG (fixed, converts to FRN on 02/08/27), 5.706%, due 02/08/28[2]	200,000	203,130
(fixed, converts to FRN on 11/20/28), 6.819%, due 11/20/29[2]	200,000	213,320
Fifth Third Bancorp (fixed, converts to FRN on 07/28/29), 4.772%, due 07/28/30[2]	35,000	35,471
(fixed, converts to FRN on 10/27/27), 6.361%, due 10/27/28[2]	2,430,000	2,522,851
Series H, 3 mo. USD Term SOFR + 3.295%, 6.967%, due 03/01/26[2,7]	115,000	115,338
Goldman Sachs Bank USA 1 day USD SOFR + 0.770%, 4.452%, due 03/18/27[2]	200,000	200,130
1 day USD SOFR + 0.750%, 4.541%, due 05/21/27[2]	250,000	250,300
Goldman Sachs Group, Inc. (fixed, converts to FRN on 10/21/26), 1.948%, due 10/21/27[2]	100,000	98,509
Series U, (fixed, converts to FRN on 08/10/26), 3.650%, due 08/10/26[2,7]	45,000	44,596
Series T, (fixed, converts to FRN on 05/10/26), 3.800%, due 05/10/26[2,7]	20,000	19,890
Series V, (fixed, converts to FRN on 11/10/26), 4.125%, due 11/10/26[2,7]	50,000	49,592

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 10/21/30), 4.369%, due 10/21/31[2]	85,000	$84,515
(fixed, converts to FRN on 10/21/35), 4.939%, due 10/21/36[2]	165,000	162,699
3 mo. USD Term SOFR + 2.012%, 5.683%, due 10/28/27[2]	200,000	202,131
Series Y, (fixed, converts to FRN on 11/10/34), 6.125%, due 11/10/34[2,6,7]	70,000	71,321
(fixed, converts to FRN on 10/24/28), 6.484%, due 10/24/29[2]	115,000	121,747
6.750%, due 10/01/37	35,000	38,856
Series X, (fixed, converts to FRN on 05/10/29), 7.500%, due 05/10/29[2,7]	130,000	137,233
Grupo Aval Ltd. 4.375%, due 02/04/30[3]	70,000	65,757
HSBC Holdings PLC (fixed, converts to FRN on 06/04/30), 2.848%, due 06/04/31[2]	2,000,000	1,872,654
(fixed, converts to FRN on 08/11/32), 5.402%, due 08/11/33[2]	200,000	206,775
(fixed, converts to FRN on 03/09/33), 6.254%, due 03/09/34[2]	600,000	650,315
(fixed, converts to FRN on 11/03/27), 7.390%, due 11/03/28[2]	1,205,000	1,271,635
Huntington Bancshares, Inc. (fixed, converts to FRN on 08/04/27), 4.443%, due 08/04/28[2]	830,000	834,785
Series G, (fixed, converts to FRN on 10/15/27), 4.450%, due 10/15/27[2,7]	50,000	49,292
ING Groep NV (fixed, converts to FRN on 11/16/27), 3.875%, due 05/16/27[2,6,7]	227,000	222,252
Series NC10,
(fixed, converts to FRN on 11/16/31), 4.250%, due 05/16/31[2,6,7]	200,000	181,923
(fixed, converts to FRN on 03/25/30), 5.066%, due 03/25/31[2]	200,000	204,817
1 day USD SOFR Index + 1.560%, 5.262%, due 09/11/27[2]	200,000	201,367
(fixed, converts to FRN on 03/19/29), 5.335%, due 03/19/30[2]	200,000	206,462
(fixed, converts to FRN on 11/16/26), 5.750%, due 11/16/26[2,7]	200,000	201,224
Intesa Sanpaolo SpA Series XR, 4.000%, due 09/23/29[3]	200,000	198,131
7.200%, due 11/28/33[3,6]	200,000	228,866
JPMorgan Chase & Co. (fixed, converts to FRN on 09/22/26), 1.470%, due 09/22/27[2]	200,000	196,839
(fixed, converts to FRN on 02/24/27), 2.947%, due 02/24/28[2]	200,000	197,862
	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 01/23/28), 3.509%, due 01/23/29[2]	200,000	$198,072
(fixed, converts to FRN on 10/22/35), 4.810%, due 10/22/36[2]	160,000	157,726
(fixed, converts to FRN on 07/24/28), 5.299%, due 07/24/29[2]	315,000	324,315
(fixed, converts to FRN on 07/23/35), 5.576%, due 07/23/36[2]	30,000	30,818
(fixed, converts to FRN on 10/22/26), 6.070%, due 10/22/27[2]	200,000	203,111
Series CC, 3 mo. USD Term SOFR + 2.842%, 6.695%, due 05/01/26[2,6,7]	45,000	45,419
Series NN, (fixed, converts to FRN on 06/01/29), 6.875%, due 06/01/29[2,6,7]	45,000	47,473
Keybank National Association Series BKNT, 5.850%, due 11/15/27	1,435,000	1,478,742
Lloyds Bank PLC 7.500%, due 04/02/32[2,5]	800,000	596,989
Lloyds Banking Group PLC (fixed, converts to FRN on 03/18/27), 3.750%, due 03/18/28[2]	1,785,000	1,780,122
(fixed, converts to FRN on 06/13/35), 6.068%, due 06/13/36[2]	200,000	209,644
(fixed, converts to FRN on 11/15/32), 7.953%, due 11/15/33[2]	810,000	942,110
(fixed, converts to FRN on 03/27/30), 8.000%, due 09/27/29[2,6,7]	200,000	217,101
M&T Bank Corp. Series I, (fixed, converts to FRN on 09/01/26), 3.500%, due 09/01/26[2,6,7]	190,000	186,612
Series G, (fixed, converts to FRN on 08/01/29), 7.304%, due 02/01/26[2,7]	56,000	56,000
Mizuho Financial Group, Inc. (fixed, converts to FRN on 05/22/29), 3.261%, due 05/22/30[2]	200,000	194,102
(fixed, converts to FRN on 07/10/29), 5.382%, due 07/10/30[2]	200,000	207,015
Morgan Stanley (fixed, converts to FRN on 03/21/29), 3.790%, due 03/21/30[2]	EUR 100,000	121,694
Series I, (fixed, converts to FRN on 10/22/35), 4.892%, due 10/22/36[2]	160,000	157,508
(fixed, converts to FRN on 02/01/28), 5.123%, due 02/01/29[2]	200,000	204,055
(fixed, converts to FRN on 07/19/34), 5.320%, due 07/19/35[2]	85,000	87,160
(fixed, converts to FRN on 07/20/28), 5.449%, due 07/20/29[2]	200,000	206,173
(fixed, converts to FRN on 01/18/34), 5.466%, due 01/18/35[2]	45,000	46,550

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
(fixed, converts to FRN on 10/18/32), 6.342%, due 10/18/33[2]	200,000	$218,226
Morgan Stanley Bank NA 1 day USD SOFR + 1.080%, 4.746%, due 01/14/28[2]	250,000	251,654
(fixed, converts to FRN on 05/26/27), 5.504%, due 05/26/28[2]	250,000	254,773
NatWest Group PLC (fixed, converts to FRN on 05/22/27), 3.073%, due 05/22/28[2]	200,000	197,736
(fixed, converts to FRN on 12/28/31), 4.600%, due 06/28/31[2,7]	200,000	185,966
1 day USD SOFR + 1.300%, 5.102%, due 11/15/28[2]	1,220,000	1,230,752
(fixed, converts to FRN on 03/02/33), 6.016%, due 03/02/34[2]	200,000	214,453
PNC Financial Services Group, Inc. Series T, (fixed, converts to FRN on 09/15/26), 3.400%, due 09/15/26[2,6,7]	1,149,000	1,131,244
(fixed, converts to FRN on 05/13/30), 4.899%, due 05/13/31[2]	85,000	86,809
Series S, (fixed, converts to FRN on 11/01/26), 5.000%, due 11/01/26[2,7]	22,000	22,087
(fixed, converts to FRN on 07/21/35), 5.373%, due 07/21/36[2]	80,000	81,911
(fixed, converts to FRN on 01/25/36), 5.423%, due 01/25/41[2]	105,000	104,902
Series W, (fixed, converts to FRN on 03/15/30), 6.250%, due 03/15/30[2,6,7]	110,000	113,612
Royal Bank of Canada (fixed, converts to FRN on 08/06/28), 4.498%, due 08/06/29[2]	200,000	202,116
Santander Holdings USA, Inc. (fixed, converts to FRN on 01/06/27), 2.490%, due 01/06/28[2,6]	1,200,000	1,181,914
(fixed, converts to FRN on 03/09/28), 6.499%, due 03/09/29[2]	970,000	1,011,724
Santander U.K. Group Holdings PLC (fixed, converts to FRN on 01/10/28), 6.534%, due 01/10/29[2]	100,000	104,389
Skandinaviska Enskilda Banken AB 5.375%, due 03/05/29[3]	885,000	915,055
Societe Generale SA (fixed, converts to FRN on 01/10/33), 6.691%, due 01/10/34[2,3]	300,000	327,049
Standard Chartered Bank 4.853%, due 12/03/27	250,000	254,642
Standard Chartered PLC (fixed, converts to FRN on 07/06/26), 6.187%, due 07/06/27[2,3]	100,000	100,881
State Street Corp. (fixed, converts to FRN on 11/04/27), 5.820%, due 11/04/28[2,6]	740,000	764,312
	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(continued)
Sumitomo Mitsui Financial Group, Inc. 1.902%, due 09/17/28	200,000	$189,370
5.316%, due 07/09/29	200,000	207,049
Toronto-Dominion Bank 4.109%, due 10/13/28	100,000	100,204
Truist Financial Corp. (fixed, converts to FRN on 06/06/27), 4.123%, due 06/06/28[2]	1,720,000	1,724,566
(fixed, converts to FRN on 01/26/28), 4.873%, due 01/26/29[2]	115,000	116,801
(fixed, converts to FRN on 07/28/32), 4.916%, due 07/28/33[2]	30,000	30,087
Series Q, (fixed, converts to FRN on 09/01/30), 5.100%, due 03/01/30[2,7]	125,000	125,812
(fixed, converts to FRN on 01/26/33), 5.122%, due 01/26/34[2]	200,000	202,935
U.S. Bancorp Series N, (fixed, converts to FRN on 01/15/27), 3.700%, due 01/15/27[2,6,7]	470,000	463,460
(fixed, converts to FRN on 02/01/33), 4.839%, due 02/01/34[2]	200,000	200,793
(fixed, converts to FRN on 07/22/32), 4.967%, due 07/22/33[2]	30,000	30,212
(fixed, converts to FRN on 05/15/30), 5.083%, due 05/15/31[2]	100,000	102,870
(fixed, converts to FRN on 02/12/35), 5.424%, due 02/12/36[2,6]	80,000	82,803
(fixed, converts to FRN on 10/26/26), 6.787%, due 10/26/27[2]	115,000	117,382
Wells Fargo & Co. (fixed, converts to FRN on 10/30/29), 2.879%, due 10/30/30[2]	200,000	190,560
(fixed, converts to FRN on 06/17/26), 3.196%, due 06/17/27[2]	200,000	199,399
(fixed, converts to FRN on 03/02/32), 3.350%, due 03/02/33[2]	1,915,000	1,785,611
Series BB, (fixed, converts to FRN on 03/15/26), 3.900%, due 03/15/26[2,7]	115,000	114,873
(fixed, converts to FRN on 09/15/35), 4.892%, due 09/15/36[2,6]	120,000	118,688
(fixed, converts to FRN on 04/23/28), 4.970%, due 04/23/29[2]	115,000	117,188
(fixed, converts to FRN on 04/23/30), 5.150%, due 04/23/31[2]	80,000	82,377
(fixed, converts to FRN on 07/25/33), 5.557%, due 07/25/34[2]	235,000	244,901
(fixed, converts to FRN on 07/25/28), 5.574%, due 07/25/29[2]	200,000	206,941
(fixed, converts to FRN on 09/15/29), 6.850%, due 09/15/29[2,7]	50,000	52,292

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Banks—(concluded)
Wells Fargo Bank NA 5.450%, due 08/07/26	100,000	$100,700
		50,935,365
Beverages—0.0%†
Constellation Brands, Inc. 4.800%, due 01/15/29	100,000	101,788
Biotechnology—0.1%
Amgen, Inc. 5.750%, due 03/02/63	100,000	97,769
BioMarin Pharmaceutical, Inc. 5.500%, due 02/15/34[3,4]	10,000	10,028
Regeneron Pharmaceuticals, Inc. 1.750%, due 09/15/30	300,000	268,349
Royalty Pharma PLC 4.450%, due 03/25/31	100,000	99,840
		475,986
Building materials—0.1%
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.625%, due 12/15/30[3]	245,000	253,594
Quikrete Holdings, Inc. 6.750%, due 03/01/33[3]	105,000	109,081
Standard Building Solutions, Inc. 6.250%, due 08/01/33[3]	25,000	25,554
Standard Industries, Inc. 4.375%, due 07/15/30[3]	55,000	53,059
		441,288
Chemicals—0.4%
Celanese U.S. Holdings LLC 7.000%, due 02/15/31	5,000	5,114
Steps to 7.550% on 05/15/26, 7.050%, due 11/15/30	30,000	31,739
7.375%, due 02/15/34	10,000	10,176
International Flavors & Fragrances, Inc. 2.300%, due 11/01/30[3]	99,000	89,499
LYB International Finance III LLC 5.125%, due 01/15/31[6]	20,000	20,104
5.875%, due 01/15/36	95,000	93,961
Olin Corp. 6.625%, due 04/01/33[3]	1,115,000	1,092,605
Olympus Water U.S. Holding Corp. 4.250%, due 10/01/28[3]	65,000	63,177
7.250%, due 06/15/31[3]	20,000	20,501
Sociedad Quimica y Minera de Chile SA 5.500%, due 09/10/34[3]	20,000	20,279
6.500%, due 11/07/33[3]	25,000	27,123
Westlake Corp. 5.550%, due 11/15/35[6]	35,000	34,872
6.375%, due 11/15/55	45,000	44,509
WR Grace Holdings LLC 4.875%, due 06/15/27[3]	73,000	73,000
6.625%, due 08/15/32[3]	40,000	39,779
7.000%, due 08/01/33[3]	75,000	75,094
	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(concluded)
7.375%, due 03/01/31[3]		10,000	$10,207
			1,751,739
Commercial services—1.1%
Ashtead Capital, Inc. 5.500%, due 08/11/32[3]		1,700,000	1,762,380
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250%, due 01/15/30[3,6]		805,000	833,163
Block, Inc. 6.500%, due 05/15/32		200,000	207,791
Duke University Series 2020, 2.682%, due 10/01/44		300,000	220,257
Emory University Series 2020, 2.143%, due 09/01/30		200,000	182,775
Equifax, Inc. 4.800%, due 09/15/29		200,000	203,376
EquipmentShare.com, Inc. 8.000%, due 03/15/33[3]		50,000	52,740
Global Payments, Inc. 4.500%, due 11/15/28		200,000	200,879
Herc Holdings, Inc. 5.750%, due 03/15/31[3]		5,000	5,035
6.000%, due 03/15/34[3]		5,000	5,025
7.000%, due 06/15/30[3]		70,000	73,469
7.250%, due 06/15/33[3]		95,000	100,539
Quanta Services, Inc. 4.300%, due 08/09/28		200,000	201,198
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.750%, due 08/15/32[3]		40,000	40,808
Verisure Midholding AB 5.250%, due 02/15/29[5]	EUR	100,000	118,687
Veritiv Operating Co. 10.500%, due 11/30/30[3]		40,000	42,830
VM Consolidated, Inc. 5.500%, due 04/15/29[3]		20,000	19,666
Williams Scotsman, Inc. 7.375%, due 10/01/31[3]		55,000	57,343
			4,327,961
Computers—0.0%†
Amentum Holdings, Inc. 7.250%, due 08/01/32[3]		50,000	52,691
Distribution & wholesale—0.0%†
Gates Corp. 6.875%, due 07/01/29[3]		25,000	25,988
Resideo Funding, Inc. 4.000%, due 09/01/29[3]		20,000	19,265
6.500%, due 07/15/32[3]		50,000	50,788
Windsor Holdings III LLC 8.500%, due 06/15/30[3]		70,000	73,762
			169,803

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.450%, due 04/03/26	200,000	$200,001
5.100%, due 01/19/29[6]	50,000	51,171
Ally Financial, Inc. 2.200%, due 11/02/28	200,000	189,627
Series C, (fixed, converts to FRN on 05/15/28), 4.700%, due 05/15/28[2,7]	104,000	99,685
(fixed, converts to FRN on 01/17/30), 5.543%, due 01/17/31[2,6]	40,000	40,953
(fixed, converts to FRN on 01/03/29), 6.848%, due 01/03/30[2]	1,285,000	1,360,285
American Express Co. (fixed, converts to FRN on 04/23/26), 5.645%, due 04/23/27[2]	200,000	200,730
Aviation Capital Group LLC 5.375%, due 07/15/29[3]	200,000	205,532
6.250%, due 04/15/28[3]	200,000	207,624
Avolon Holdings Funding Ltd. 5.750%, due 03/01/29[3]	200,000	206,944
Azorra Finance Ltd. 7.250%, due 01/15/31[3]	50,000	52,367
7.750%, due 04/15/30[3]	15,000	15,786
Capital One Financial Corp. (fixed, converts to FRN on 05/10/27), 4.927%, due 05/10/28[2]	1,700,000	1,717,577
(fixed, converts to FRN on 02/01/29), 5.700%, due 02/01/30[2]	100,000	103,833
(fixed, converts to FRN on 01/30/35), 6.183%, due 01/30/36[2]	135,000	139,770
Charles Schwab Corp. Series I, (fixed, converts to FRN on 06/01/26), 4.000%, due 06/01/26[2,7]	132,000	131,474
Series K, (fixed, converts to FRN on 06/01/27), 5.000%, due 06/01/27[2,7]	55,000	55,086
Compeer Financial ACA Series QIB, (fixed, converts to FRN on 02/15/31), 7.875%, due 02/15/31[2,3,7]	1,030,000	1,059,613
CrossCountry Intermediate HoldCo LLC 6.750%, due 12/01/32[3]	35,000	35,288
Jane Street Group/JSG Finance, Inc. 6.125%, due 11/01/32[3]	45,000	45,833
7.125%, due 04/30/31[3]	20,000	21,028
Lazard Group LLC 4.375%, due 03/11/29	100,000	100,259
Lehman Brothers Holdings, Inc. 0.000%, due 01/24/13[8]	4,500,000	450
0.000%, due 12/30/13[8]	1,900,000	190
0.000%, due 12/30/49[8]	900,000	90
Navient Corp. 5.500%, due 03/15/29[6]	85,000	83,139
	Face amount[1]	Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
Nomura Holdings, Inc. 1 day USD SOFR + 1.250%, 4.924%, due 07/02/27[2]	200,000	$201,744
OneMain Finance Corp. 6.500%, due 03/15/33	50,000	50,256
6.750%, due 09/15/33	20,000	20,222
7.125%, due 11/15/31	125,000	129,528
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375%, due 02/01/27[3]	1,660,000	1,658,130
PennyMac Financial Services, Inc. 7.125%, due 11/15/30[3]	155,000	160,021
7.875%, due 12/15/29[3]	20,000	21,066
Private Export Funding Corp. 3.850%, due 01/27/28[3]	200,000	200,250
Rocket Cos., Inc. 6.500%, due 08/01/29[3]	145,000	149,150
Stonebriar ABF Issuer LLC 8.125%, due 12/15/30[3]	925,000	960,927
UWM Holdings LLC 6.625%, due 02/01/30[3]	20,000	20,173
Velocity Commercial Capital LLC 9.375%, due 02/15/31[3]	30,000	30,450
XP, Inc. 6.750%, due 07/02/29[3]	35,000	36,225
		9,962,477
Electric—4.8%
Adani Electricity Mumbai Ltd. 3.949%, due 02/12/30[3]	262,000	245,625
Alexander Funding Trust II 7.467%, due 07/31/28[3]	1,475,000	1,570,420
Algonquin Power & Utilities Corp. 5.365%, due 06/15/26	200,000	200,899
Alliant Energy Corp. (fixed, converts to FRN on 04/01/31), 5.750%, due 04/01/56[2]	70,000	69,491
Alliant Energy Finance LLC 5.950%, due 03/30/29[3]	100,000	104,786
Alpha Generation LLC 6.250%, due 01/15/34[3]	55,000	55,357
6.750%, due 10/15/32[3]	205,000	212,544
Ameren Corp. 5.000%, due 01/15/29[6]	200,000	204,900
American Electric Power Co., Inc. 5.950%, due 11/01/32	195,000	209,116
Series D, (fixed, converts to FRN on 03/15/36), 6.050%, due 03/15/56[2]	55,000	54,617
(fixed, converts to FRN on 12/15/29), 7.050%, due 12/15/54[2]	135,000	141,323
Appalachian Power Co. Series AA, 2.700%, due 04/01/31	200,000	183,363
Atlantica Sustainable Infrastructure Ltd. 4.125%, due 06/15/28[3]	1,495,000	1,466,661

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
Avangrid, Inc. 3.800%, due 06/01/29		200,000	$197,387
Black Hills Corp. 2.500%, due 06/15/30		200,000	184,902
CenterPoint Energy Houston Electric LLC 5.200%, due 10/01/28		200,000	206,296
CenterPoint Energy, Inc. (fixed, converts to FRN on 04/01/31), 5.950%, due 04/01/56[2,6]		120,000	120,917
(fixed, converts to FRN on 05/15/30), 6.700%, due 05/15/55[2]		170,000	174,548
Clearway Energy Operating LLC 5.750%, due 01/15/34[3]		25,000	25,091
CMS Energy Corp. (fixed, converts to FRN on 06/01/35), 6.500%, due 06/01/55[2]		180,000	185,914
Comision Federal de Electricidad 5.700%, due 01/24/30[3]		30,000	30,593
Constellation Energy Generation LLC 6.125%, due 01/15/34		200,000	215,879
Dominion Energy, Inc. Series C, 2.250%, due 08/15/31		200,000	178,660
5.375%, due 11/15/32		270,000	280,773
(fixed, converts to FRN on 02/15/36), 6.200%, due 02/15/56[2]		25,000	25,087
(fixed, converts to FRN on 05/15/35), 6.625%, due 05/15/55[2]		205,000	210,768
DTE Energy Co. 5.100%, due 03/01/29		300,000	307,811
Edison International 5.450%, due 06/15/29		200,000	204,203
EDP SA (fixed, converts to FRN on 05/29/30), 4.750%, due 05/29/54[2,5]	EUR	100,000	122,639
Electricite de France SA (fixed, converts to FRN on 09/17/35), 7.375%, due 06/17/35[2,5,7]	GBP	100,000	143,372
(fixed, converts to FRN on 12/06/28), 7.500%, due 09/06/28[2,5,7]	EUR	200,000	259,670
Elia Group SA (fixed, converts to FRN on 06/15/28), 5.850%, due 03/15/28[2,5,7]		100,000	124,311
EPH Financing International AS 6.651%, due 11/13/28[5]		200,000	255,101
Eversource Energy 5.950%, due 02/01/29		100,000	104,596
Exelon Corp. 2.750%, due 03/15/27		200,000	197,429
5.150%, due 03/15/29		200,000	205,795
FIEMEX Energia—Banco Actinver SA Institucion de Banca Multiple 7.250%, due 01/31/41[3]		49,525	51,512
Georgia Power Co. 5.004%, due 02/23/27		200,000	202,403
	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(continued)
IPALCO Enterprises, Inc. 4.250%, due 05/01/30		200,000	$196,032
Lightning Power LLC 7.250%, due 08/15/32[3]		150,000	159,659
MidAmerican Energy Co. 3.650%, due 04/15/29		1,400,000	1,385,926
Monongahela Power Co. 3.550%, due 05/15/27[3]		1,800,000	1,789,290
National Rural Utilities Cooperative Finance Corp. 4.800%, due 03/15/28		100,000	101,793
New York State Electric & Gas Corp. 2.150%, due 10/01/31[3]		200,000	176,314
NextEra Energy Capital Holdings, Inc. 3.550%, due 05/01/27		300,000	298,554
(fixed, converts to FRN on 08/15/30), 6.375%, due 08/15/55[2]		50,000	51,640
Niagara Mohawk Power Corp. 4.278%, due 12/15/28[3]		300,000	300,731
NorthWestern Corp. 5.073%, due 03/21/30[3]		200,000	204,809
NRG Energy, Inc. 3.875%, due 02/15/32[3]		3,000	2,809
5.750%, due 07/15/29[3]		100,000	99,623
6.000%, due 02/01/33[3]		25,000	25,480
(fixed, converts to FRN on 03/15/28), 10.250%, due 03/15/28[2,3,7]		335,000	368,916
Orsted AS (fixed, converts to FRN on 12/14/29), 5.125%, due 12/08/22[2,5]	EUR	100,000	121,943
Pacific Gas & Electric Co. 4.950%, due 07/01/50		52,830	44,800
5.550%, due 05/15/29		200,000	206,604
5.700%, due 03/01/35		45,000	46,117
6.000%, due 08/15/35		100,000	104,655
6.100%, due 10/15/55		120,000	118,175
6.150%, due 03/01/55		57,000	56,587
6.400%, due 06/15/33		200,000	215,514
6.950%, due 03/15/34		100,000	110,841
PacifiCorp 2.700%, due 09/15/30		100,000	92,307
5.100%, due 02/15/29		200,000	204,659
Pinnacle West Capital Corp. 1 day USD SOFR + 0.820%, 4.514%, due 06/10/26[2]		200,000	200,286
Saavi Energia SARL 8.875%, due 02/10/35[3]		25,000	27,066
Sempra (fixed, converts to FRN on 04/01/31), 6.375%, due 04/01/56[2]		30,000	30,691
(fixed, converts to FRN on 10/01/34), 6.400%, due 10/01/54[2]		175,000	177,033
Southern California Edison Co. 5.150%, due 06/01/29		200,000	204,797
5.850%, due 11/01/27		100,000	102,782
5.950%, due 11/01/32		775,000	822,097

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(concluded)
Southern Co. Series A, 3.700%, due 04/30/30		200,000	$195,205
Southwestern Electric Power Co. Series M, 4.100%, due 09/15/28		200,000	200,011
System Energy Resources, Inc. 5.300%, due 12/15/34		200,000	201,994
Talen Energy Supply LLC 6.250%, due 02/01/34[3]		125,000	126,682
Vistra Operations Co. LLC 6.875%, due 04/15/32[3]		430,000	451,818
WEC Energy Group, Inc. 1.800%, due 10/15/30		69,000	61,473
(fixed, converts to FRN on 05/15/31), 5.625%, due 05/15/56[2]		30,000	30,160
XPLR Infrastructure Operating Partners LP 4.500%, due 09/15/27[3]		55,000	54,500
8.625%, due 03/15/33[3]		1,280,000	1,342,872
			19,648,004
Electrical components & equipment—0.0%†
WESCO Distribution, Inc. 6.625%, due 03/15/32[3]		55,000	57,469
Electronics—0.2%
Arrow Electronics, Inc. 5.150%, due 08/21/29		200,000	204,606
Honeywell International, Inc. 4.125%, due 11/02/34	EUR	200,000	246,530
Imola Merger Corp. 4.750%, due 05/15/29[3]		25,000	24,598
Jabil, Inc. 4.200%, due 02/01/29		200,000	199,926
TD SYNNEX Corp. 6.100%, due 04/12/34		100,000	105,567
			781,227
Energy-alternate sources—0.5%
FS Luxembourg SARL 8.625%, due 06/25/33[3]		20,000	20,657
XPLR Infrastructure LP 2.500%, due 06/15/26[3,6]		1,910,000	1,878,963
			1,899,620
Engineering & construction—0.0%†
Global Infrastructure Solutions, Inc. 5.625%, due 06/01/29[3]		40,000	40,083
Entertainment—0.3%
Churchill Downs, Inc. 5.750%, due 04/01/30[3]		45,000	45,244
6.750%, due 05/01/31[3]		270,000	278,190
Cirsa Finance International SARL 7.875%, due 07/31/28[5]	EUR	100,000	123,398
Light & Wonder International, Inc. 6.250%, due 10/01/33[3]		55,000	55,687
	Face amount[1]	Value
Corporate bonds—(continued)
Entertainment—(concluded)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, due 05/01/29[3]	250,000	$245,586
SeaWorld Parks & Entertainment, Inc. 5.250%, due 08/15/29[3]	20,000	19,552
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.625%, due 05/01/32[3]	95,000	97,075
Warnermedia Holdings, Inc. 4.054%, due 03/15/29	300,000	291,014
5.050%, due 03/15/42	25,000	17,563
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.250%, due 03/15/33[3]	5,000	5,094
		1,178,403
Food—0.6%
Albertsons Cos., Inc. 5.625%, due 03/31/32[3,4]	80,000	79,919
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.750%, due 03/31/34[3]	35,000	34,422
Conagra Brands, Inc. 4.850%, due 11/01/28	100,000	101,394
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.950%, due 04/20/35	30,000	31,525
6.375%, due 02/25/55	320,000	330,310
6.500%, due 12/01/52	45,000	46,775
Kroger Co. 5.400%, due 01/15/49	115,000	109,782
Mars, Inc. 4.800%, due 03/01/30[3]	200,000	204,336
5.000%, due 03/01/32[3]	1,005,000	1,032,768
Minerva Luxembourg SA 8.875%, due 09/13/33[3]	45,000	49,065
Performance Food Group, Inc. 4.250%, due 08/01/29[3]	20,000	19,583
Sysco Corp. 6.600%, due 04/01/50[6]	184,000	203,545
U.S. Foods, Inc. 5.750%, due 04/15/33[3]	55,000	55,951
		2,299,375
Forest products & paper—0.0%†
Celulosa Arauco y Constitucion SA 4.200%, due 01/29/30[3]	40,000	38,350
Suzano Netherlands BV 5.500%, due 01/15/36	10,000	9,932
		48,282
Gas—0.7%
National Fuel Gas Co. 2.950%, due 03/01/31	300,000	274,523
NiSource, Inc. 3.600%, due 05/01/30	200,000	194,597

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Gas—(concluded)
(fixed, converts to FRN on 07/15/31), 5.750%, due 07/15/56[2]		95,000	$95,542
Southern California Gas Co. 2.950%, due 04/15/27		100,000	98,967
5.050%, due 09/01/34		1,100,000	1,113,963
5.450%, due 06/15/35		665,000	690,184
Southwest Gas Corp. 4.050%, due 03/15/32		200,000	193,446
Spire, Inc. (fixed, converts to FRN on 06/01/31), 6.250%, due 06/01/56[2]		40,000	39,861
(fixed, converts to FRN on 06/01/36), 6.450%, due 06/01/56[2]		45,000	45,436
			2,746,519
Healthcare-products—0.1%
Bausch & Lomb Corp. 8.375%, due 10/01/28[3]		130,000	135,525
Medline Borrower LP 3.875%, due 04/01/29[3]		245,000	239,541
Zimmer Biomet Holdings, Inc. 5.350%, due 12/01/28		200,000	206,917
			581,983
Healthcare-services—0.5%
Acadia Healthcare Co., Inc. 5.000%, due 04/15/29[3]		25,000	24,002
Centene Corp. 2.625%, due 08/01/31		300,000	257,987
Cigna Group 4.375%, due 10/15/28		200,000	201,643
CommonSpirit Health 4.352%, due 09/01/30		50,000	49,711
4.975%, due 09/01/35		50,000	49,256
Eurofins Scientific SE (fixed, converts to FRN on 07/24/28), 6.750%, due 04/24/28[2,5,7]	EUR	100,000	125,977
Global Medical Response, Inc. 7.375%, due 10/01/32[3]		50,000	51,699
HCA, Inc. 3.125%, due 03/15/27		200,000	198,071
4.125%, due 06/15/29		49,000	48,891
Icon Investments Six DAC 5.809%, due 05/08/27		200,000	203,763
Molina Healthcare, Inc. 6.250%, due 01/15/33[3]		65,000	65,459
Sutter Health Series 2025, 5.213%, due 08/15/32		735,000	761,194
UnitedHealth Group, Inc. 4.650%, due 01/15/31[6]		75,000	75,936
5.300%, due 06/15/35[6]		20,000	20,580
			2,134,169
	Face amount[1]	Value
Corporate bonds—(continued)
Home builders—0.0%†
Beazer Homes USA, Inc. 7.250%, due 10/15/29	30,000	$30,363
Installed Building Products, Inc. 5.625%, due 02/01/34[3]	10,000	10,058
Mattamy Group Corp. 6.000%, due 12/15/33[3]	70,000	68,780
		109,201
Insurance—7.2%
Acrisure LLC/Acrisure Finance, Inc. 6.750%, due 07/01/32[3]	70,000	71,764
7.500%, due 11/06/30[3]	15,000	15,529
Aegon Ltd. (fixed, converts to FRN on 04/11/28), 5.500%, due 04/11/48[2]	1,105,000	1,118,201
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750%, due 04/15/28[3]	330,000	335,460
7.000%, due 01/15/31[3]	280,000	290,292
American National Global Funding 4.625%, due 12/15/28[3]	700,000	702,783
5.250%, due 06/03/30[3]	860,000	873,171
5.550%, due 01/28/30[3]	720,000	740,720
Ascot Group Ltd. (fixed, converts to FRN on 06/15/30), 6.349%, due 06/15/35[2,3]	585,000	601,149
Athene Global Funding 4.721%, due 10/08/29[3]	870,000	872,873
1 day USD SOFR Index + 1.030%, 4.776%, due 08/27/26[2,3]	100,000	100,305
5.033%, due 07/17/30[3]	1,295,000	1,305,943
5.583%, due 01/09/29[3]	200,000	205,941
Athene Holding Ltd. (fixed, converts to FRN on 06/28/35), 6.875%, due 06/28/55[2]	48,000	48,086
Bowhead Specialty Holdings, Inc. 7.750%, due 12/01/30	590,000	589,620
Corebridge Financial, Inc. (fixed, converts to FRN on 12/15/27), 6.875%, due 12/15/52[2]	1,690,000	1,735,696
Corebridge Global Funding 5.750%, due 07/02/26[3]	100,000	100,752
DaVinciRe Holdings Ltd. 5.950%, due 04/15/35[3]	540,000	551,923
Enstar Finance LLC (fixed, converts to FRN on 01/15/27), 5.500%, due 01/15/42[2]	2,165,000	2,150,691
Enstar Group Ltd. (fixed, converts to FRN on 04/01/35), 7.500%, due 04/01/45[2,3]	755,000	786,098
Equitable Holdings, Inc. 4.350%, due 04/20/28	100,000	100,553
(fixed, converts to FRN on 03/28/35), 6.700%, due 03/28/55[2,6]	110,000	115,513
F&G Annuities & Life, Inc. 7.400%, due 01/13/28	2,715,000	2,834,690

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Insurance—(continued)
F&G Global Funding 5.875%, due 06/10/27[3]	100,000	$102,057
Fidelis Insurance Holdings Ltd. (fixed, converts to FRN on 06/15/35), 7.750%, due 06/15/55[2]	815,000	880,808
Fidelity National Financial, Inc. 3.400%, due 06/15/30	67,000	63,936
GA Global Funding Trust 5.200%, due 12/09/31[3]	300,000	303,611
Global Atlantic Fin Co. (fixed, converts to FRN on 10/15/26), 4.700%, due 10/15/51[2,3]	420,000	413,778
(fixed, converts to FRN on 10/15/29), 7.950%, due 10/15/54[2,3]	600,000	620,177
HUB International Ltd. 7.250%, due 06/15/30[3]	475,000	495,593
Jackson National Life Global Funding 4.550%, due 09/09/30[3]	200,000	199,533
Liberty Mutual Group, Inc. (fixed, converts to FRN on 12/15/26), 4.125%, due 12/15/51[2,3]	110,000	108,864
MassMutual Global Funding II 1 day USD SOFR + 0.980%, 4.645%, due 07/10/26[2,3]	200,000	200,696
MetLife, Inc. Series G, (fixed, converts to FRN on 03/15/35), 6.350%, due 03/15/55[2]	45,000	47,262
Metropolitan Life Global Funding I 4.300%, due 08/25/29[3]	1,120,000	1,123,460
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (fixed, converts to FRN on 05/23/32), 5.875%, due 05/23/42[2,3]	1,000,000	1,045,292
Mutual of Omaha Cos Global Funding 5.000%, due 04/01/30[3]	100,000	102,016
5.350%, due 04/09/27[3]	250,000	253,514
Northwestern Mutual Global Funding 4.350%, due 09/15/27[3]	985,000	992,892
Pacific Life Global Funding II 5.500%, due 07/18/28[3,6]	100,000	103,687
Panther Escrow Issuer LLC 7.125%, due 06/01/31[3]	130,000	133,890
Protective Life Global Funding 5.215%, due 06/12/29[3,6]	200,000	205,826
Prudential Financial, Inc. (fixed, converts to FRN on 02/28/32), 5.125%, due 03/01/52[2]	70,000	69,137
RGA Global Funding 6.000%, due 11/21/28[3]	200,000	209,629
SiriusPoint Ltd. 7.000%, due 04/05/29	1,025,000	1,085,860
Stewart Information Services Corp. 3.600%, due 11/15/31	1,215,000	1,097,871
	Face amount[1]		Value
Corporate bonds—(continued)
Insurance—(concluded)
Swiss Re Finance Luxembourg SA (fixed, converts to FRN on 04/02/29), 5.000%, due 04/02/49[2,3]		3,400,000	$3,423,507
			29,530,649
Internet—0.4%
Beignet Investor LLC 6.581%, due 05/30/49[3]		919,000	956,878
Expedia Group, Inc. 3.800%, due 02/15/28		100,000	99,528
Gen Digital, Inc. 6.250%, due 04/01/33[3]		15,000	15,072
Meta Platforms, Inc. 4.600%, due 11/15/32		505,000	506,264
United Group BV 5.250%, due 02/01/30[5]	EUR	100,000	119,089
Wayfair LLC 7.250%, due 10/31/29[3]		45,000	47,052
			1,743,883
Investment companies—3.2%
Abu Dhabi Developmental Holding Co. PJSC 4.375%, due 10/02/31[3]		200,000	198,218
BlackRock TCP Capital Corp. 6.950%, due 05/30/29[6]		565,000	559,600
Blackstone Private Credit Fund 6.000%, due 01/29/32		43,000	43,121
7.300%, due 11/27/28		1,975,000	2,088,581
Blue Owl Capital Corp. 2.875%, due 06/11/28		1,100,000	1,042,510
Blue Owl Credit Income Corp. 7.750%, due 09/16/27		950,000	987,932
Blue Owl Technology Finance Corp. 6.100%, due 03/15/28[6]		505,000	512,290
Drawbridge Special Opportunities Fund LP/ Drawbridge Special Opportunities Finance 5.950%, due 09/17/30[3]		810,000	772,918
Franklin BSP Capital Corp. 6.000%, due 10/02/30[3]		535,000	525,583
Golub Capital BDC, Inc. 7.050%, due 12/05/28		200,000	210,507
HA Sustainable Infrastructure Capital, Inc. 6.375%, due 07/01/34		1,400,000	1,429,669
6.750%, due 07/15/35		1,255,000	1,315,503
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, due 06/15/26[3]		1,900,000	1,891,400
Oaktree Strategic Credit Fund 6.500%, due 07/23/29[6]		1,365,000	1,404,656
			12,982,488
Iron & steel—0.1%
Champion Iron Canada, Inc. 7.875%, due 07/15/32[3]		35,000	37,440
Cleveland-Cliffs, Inc. 6.875%, due 11/01/29[3]		40,000	41,568
7.000%, due 03/15/32[3]		25,000	25,656

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Iron & steel—(concluded)
Metinvest BV 7.650%, due 10/01/27[3]		25,000	$21,813
7.750%, due 10/17/29[3]		110,000	86,944
Mineral Resources Ltd. 7.000%, due 04/01/31[3]		80,000	84,076
Vale Overseas Ltd. 6.400%, due 06/28/54		10,000	10,275
			307,772
IT services—0.1%
Gartner, Inc. 4.950%, due 03/20/31		200,000	200,583
Leisure time—0.0%†
Carnival Corp. 6.125%, due 02/15/33[3]		45,000	46,292
NCL Corp. Ltd. 7.750%, due 02/15/29[3]		10,000	10,687
Patrick Industries, Inc. 6.375%, due 11/01/32[3]		35,000	35,822
Viking Cruises Ltd. 7.000%, due 02/15/29[3]		30,000	30,121
Viking Ocean Cruises Ship VII Ltd. 5.625%, due 02/15/29[3]		10,000	10,000
			132,922
Lodging—0.1%
Las Vegas Sands Corp. 6.000%, due 08/15/29		200,000	208,515
Marriott International, Inc. 5.550%, due 10/15/28		200,000	207,688
Melco Resorts Finance Ltd. 5.625%, due 07/17/27[3]		105,000	104,895
			521,098
Machinery-construction & mining—0.0%†
Terex Corp. 6.250%, due 10/15/32[3]		80,000	81,913
Machinery-diversified—0.0%†
Lsf12 Helix Parent LLC 7.125%, due 02/01/33[3,4]		45,000	45,132
TK Elevator Midco GmbH 4.375%, due 07/15/27[5]	EUR	100,000	118,969
			164,101
Media—0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500%, due 08/15/30[3]		190,000	178,570
4.750%, due 03/01/30[3]		65,000	62,095
4.750%, due 02/01/32[3,6]		120,000	109,606
5.375%, due 06/01/29[3]		20,000	19,778
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, due 01/15/29		200,000	187,864
3.500%, due 06/01/41		200,000	143,134
4.800%, due 03/01/50		585,000	443,308
5.750%, due 04/01/48		55,000	47,318
	Face amount[1]	Value
Corporate bonds—(continued)
Media—(concluded)
Fox Corp. 4.709%, due 01/25/29	100,000	$101,472
McGraw-Hill Education, Inc. 5.750%, due 08/01/28[3]	35,000	35,155
7.375%, due 09/01/31[3]	30,000	31,539
Midcontinent Communications 8.000%, due 08/15/32[3]	40,000	38,487
		1,398,326
Mining—0.1%
Capstone Copper Corp. 6.750%, due 03/31/33[3]	80,000	82,898
Corp. Nacional del Cobre de Chile 3.150%, due 01/14/30[3]	125,000	118,835
5.529%, due 01/30/37[3,6]	10,000	10,033
6.300%, due 09/08/53[3]	10,000	10,191
Kaiser Aluminum Corp. 4.500%, due 06/01/31[3]	40,000	38,615
Nexa Resources SA 6.600%, due 04/08/37[3]	10,000	10,652
Novelis Corp. 4.750%, due 01/30/30[3]	40,000	38,751
6.375%, due 08/15/33[3]	35,000	35,652
Taseko Mines Ltd. 8.250%, due 05/01/30[3]	35,000	37,151
		382,778
Miscellaneous manufacturers—0.0%†
Amsted Industries, Inc. 6.375%, due 03/15/33[3]	55,000	56,922
Avient Corp. 7.125%, due 08/01/30[3]	10,000	10,286
		67,208
Oil & gas—1.0%
3R Lux SARL 9.750%, due 02/05/31[3]	30,000	31,282
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, due 06/30/29[3]	20,000	20,136
6.625%, due 10/15/32[3]	35,000	36,273
Canadian Natural Resources Ltd. 5.000%, due 12/15/29	100,000	102,714
Caturus Energy LLC 8.500%, due 02/15/30[3]	45,000	46,918
Comstock Resources, Inc. 6.750%, due 03/01/29[3]	15,000	15,096
ConocoPhillips Co. 5.500%, due 01/15/55[6]	70,000	67,411
Crescent Energy Finance LLC 7.375%, due 01/15/33[3]	20,000	19,356
7.625%, due 04/01/32[3]	40,000	39,675
Devon Energy Corp. 5.750%, due 09/15/54[6]	55,000	52,253

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Diamondback Energy, Inc. 5.550%, due 04/01/35	90,000	$92,644
Ecopetrol SA 4.625%, due 11/02/31	50,000	44,725
5.875%, due 05/28/45	10,000	7,539
5.875%, due 11/02/51	10,000	7,225
8.375%, due 01/19/36	20,000	20,687
EOG Resources, Inc. 5.350%, due 01/15/36	90,000	92,400
Expand Energy Corp. 5.700%, due 01/15/35	70,000	72,385
FORESEA Holding SA 7.500%, due 06/15/30[5]	20,272	20,038
Geopark Ltd. 8.750%, due 01/31/30[3]	10,000	9,322
Gran Tierra Energy, Inc. 9.500%, due 10/15/29[3]	45,000	35,887
Harbour Energy PLC 6.327%, due 04/01/35[3]	200,000	204,634
Hilcorp Energy I LP/Hilcorp Finance Co. 5.750%, due 02/01/29[3]	20,000	20,005
6.875%, due 05/15/34[3]	65,000	62,642
Matador Resources Co. 6.500%, due 04/15/32[3]	40,000	40,730
Northern Oil & Gas, Inc. 8.750%, due 06/15/31[3]	70,000	72,362
Occidental Petroleum Corp. 5.375%, due 01/01/32	155,000	159,429
Permian Resources Operating LLC 6.250%, due 02/01/33[3]	40,000	41,206
7.000%, due 01/15/32[3]	125,000	131,038
Pertamina Persero PT 6.450%, due 05/30/44[3]	40,000	41,876
Petrobras Global Finance BV 5.500%, due 06/10/51	20,000	16,604
Petroleos Mexicanos 6.350%, due 02/12/48	85,000	67,405
6.700%, due 02/16/32	20,000	19,964
6.750%, due 09/21/47	30,000	24,679
6.950%, due 01/28/60	30,000	24,432
7.690%, due 01/23/50	130,000	117,000
Raizen Fuels Finance SA 6.950%, due 03/05/54[3]	30,000	22,791
Saudi Arabian Oil Co. 5.375%, due 06/02/35[3]	200,000	203,750
5.750%, due 07/17/54[3]	30,000	28,381
6.000%, due 02/02/56[3,4]	20,000	19,504
SM Energy Co. 7.000%, due 08/01/32[3,6]	40,000	40,102
8.625%, due 11/01/30[3]	40,000	42,305
Sunoco LP 7.000%, due 05/01/29[3]	1,185,000	1,232,200
TGNR Intermediate Holdings LLC 5.500%, due 10/15/29[3]	80,000	79,164
TotalEnergies Capital USA LLC 4.248%, due 01/13/31	200,000	200,003
	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(concluded)
TotalEnergies SE (fixed, converts to FRN on 11/19/34), 4.500%, due 08/19/34[2,5,7]		EUR 200,000	$240,425
			3,986,597
Oil & gas services—0.0%†
Archrock Partners LP/Archrock Partners Finance Corp. 6.625%, due 09/01/32[3]		65,000	67,379
USA Compression Partners LP/USA Compression Finance Corp. 7.125%, due 03/15/29[3]		75,000	77,656
WBI Operating LLC 6.250%, due 10/15/30[3]		20,000	20,150
			165,185
Packaging & containers—0.1%
Clydesdale Acquisition Holdings, Inc. 6.750%, due 04/15/32[3]		25,000	25,195
Mauser Packaging Solutions Holding Co. 7.875%, due 04/15/30[3]		300,000	305,625
Sealed Air Corp. 6.500%, due 07/15/32[3]		50,000	51,907
WRKCo, Inc. 4.900%, due 03/15/29		100,000	102,031
			484,758
Pharmaceuticals—0.8%
AdaptHealth LLC 6.125%, due 08/01/28[3]		20,000	20,073
Bayer AG (fixed, converts to FRN on 09/25/30), 5.375%, due 03/25/82[2,5]	EUR	100,000	123,527
Bayer U.S. Finance LLC 6.125%, due 11/21/26[3]		400,000	405,671
CVS Health Corp. 5.050%, due 03/25/48		170,000	149,499
5.625%, due 02/21/53		30,000	28,078
CVS Pass-Through Trust Series 2013, 4.704%, due 01/10/36[3]		2,089,753	1,995,743
Grifols SA 7.500%, due 05/01/30[5]	EUR	100,000	124,068
Nidda Healthcare Holding GmbH 5.625%, due 02/21/30[5]		100,000	121,952
Pfizer Investment Enterprises Pte. Ltd. 4.750%, due 05/19/33		200,000	202,015
Teva Pharmaceutical Finance Netherlands II BV 4.375%, due 05/09/30	EUR	100,000	121,834
			3,292,460
Pipelines—1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, due 06/15/29[3]		135,000	135,234

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
6.625%, due 02/01/32[3]	325,000	$337,611
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.000%, due 07/15/29[3]	15,000	15,631
Buckeye Partners LP 6.750%, due 02/01/30[3]	15,000	15,717
Cheniere Energy Partners LP 3.250%, due 01/31/32	200,000	184,578
CQP Holdco LP/BIP-V Chinook Holdco LLC 7.500%, due 12/15/33[3]	180,000	193,498
Enbridge, Inc. 4.900%, due 06/20/30	200,000	204,201
5.300%, due 04/05/29	200,000	206,347
5.550%, due 06/20/35	80,000	82,527
Series 20-A, (fixed, converts to FRN on 07/15/30), 5.750%, due 07/15/80[2]	23,000	23,280
(fixed, converts to FRN on 06/27/34), 7.200%, due 06/27/54[2]	62,000	66,078
Series NC5, (fixed, converts to FRN on 01/15/29), 8.250%, due 01/15/84[2]	100,000	106,891
Energy Transfer LP 5.250%, due 04/15/29	200,000	205,743
5.250%, due 07/01/29	200,000	206,149
6.100%, due 12/01/28	200,000	210,189
6.200%, due 04/01/55	40,000	39,551
Enterprise Products Operating LLC 5.200%, due 01/15/36	90,000	91,570
Genesis Energy LP/Genesis Energy Finance Corp. 8.000%, due 05/15/33	40,000	41,746
Greensaif Pipelines Bidco SARL 5.853%, due 02/23/36[3]	200,000	207,364
Harvest Midstream I LP 7.500%, due 09/01/28[3]	30,000	30,412
7.500%, due 05/15/32[3]	55,000	57,448
Howard Midstream Energy Partners LLC 7.375%, due 07/15/32[3]	130,000	137,320
Kinder Morgan, Inc. 5.550%, due 06/01/45	155,000	150,514
7.750%, due 01/15/32	200,000	232,466
Kinetik Holdings LP 5.875%, due 06/15/30[3]	60,000	60,716
MPLX LP 4.700%, due 04/15/48	378,000	314,240
5.000%, due 03/01/33	200,000	200,646
5.950%, due 04/01/55	55,000	53,286
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, due 02/15/29[3]	40,000	41,509
8.375%, due 02/15/32[3]	15,000	15,700
ONEOK, Inc. 5.050%, due 11/01/34	300,000	296,764
5.375%, due 06/01/29	200,000	206,208
5.400%, due 10/15/35	90,000	90,768
	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(concluded)
5.650%, due 11/01/28	200,000	$207,707
Rockies Express Pipeline LLC 6.750%, due 03/15/33[3]	35,000	36,918
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.000%, due 09/01/31[3]	40,000	40,253
Venture Global Calcasieu Pass LLC 3.875%, due 08/15/29[3]	100,000	95,002
Venture Global LNG, Inc. 8.125%, due 06/01/28[3]	25,000	25,592
8.375%, due 06/01/31[3]	60,000	61,369
9.500%, due 02/01/29[3]	25,000	26,622
9.875%, due 02/01/32[3,6]	25,000	26,432
Venture Global Plaquemines LNG LLC 6.500%, due 01/15/34[3]	100,000	103,780
6.500%, due 06/15/34[3]	70,000	72,494
Williams Cos., Inc. 4.800%, due 11/15/29	200,000	203,962
5.300%, due 09/30/35	70,000	71,012
		5,433,045
Private equity—0.1%
Carlyle Finance Subsidiary LLC 3.500%, due 09/19/29[3]	200,000	194,451
Real estate—0.2%
CBRE Services, Inc. 5.500%, due 04/01/29[6]	200,000	207,284
CoStar Group, Inc. 2.800%, due 07/15/30[3]	200,000	184,119
CPI Property Group SA (fixed, converts to FRN on 06/24/31), 7.500%, due 03/26/31[2,5,7]	EUR 102,000	116,976
Heimstaden Bostad AB (fixed, converts to FRN on 01/29/28), 3.000%, due 10/29/27[2,5,7]	100,000	116,344
Newmark Group, Inc. 7.500%, due 01/12/29	200,000	212,500
		837,223
Real estate investment trusts—1.5%
Arbor Realty SR, Inc. Series QIB, 8.500%, due 10/15/27[3]	2,395,000	2,386,997
Blackstone Mortgage Trust, Inc. 3.750%, due 01/15/27[3]	10,000	9,867
7.750%, due 12/01/29[3]	45,000	48,236
CFE Fibra E 5.875%, due 09/23/40[3]	19,834	19,645
Extra Space Storage LP 4.950%, due 01/15/33	25,000	25,146
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 5.875%, due 10/01/28[3]	15,000	15,000
7.000%, due 02/01/30[3]	200,000	206,054

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Pebblebrook Hotel LP/PEB Finance Corp. 6.375%, due 10/15/29[3]		20,000	$20,447
RHP Hotel Properties LP/RHP Finance Corp. 6.500%, due 04/01/32[3]		230,000	237,855
RLJ Lodging Trust LP 4.000%, due 09/15/29[3]		75,000	71,172
SBA Tower Trust 6.599%, due 01/15/28[3]		3,100,000	3,169,835
Starwood Property Trust, Inc. 6.500%, due 07/01/30[3]		95,000	98,930
XHR LP 4.875%, due 06/01/29[3]		15,000	14,787
			6,323,971
Retail—0.3%
Ceconomy AG 6.250%, due 07/15/29[5]	EUR	100,000	123,860
Cougar JV Subsidiary LLC 8.000%, due 05/15/32[3]		100,000	106,862
Macy's Retail Holdings LLC 5.875%, due 03/15/30[3]		362,000	365,731
7.375%, due 08/01/33[3,6]		640,000	675,822
Petco Health & Wellness Co., Inc. 8.250%, due 02/01/31[3,4]		25,000	25,066
PetSmart LLC/PetSmart Finance Corp. 7.500%, due 09/15/32[3]		50,000	51,273
			1,348,614
Savings & loans—0.2%
Axos Financial, Inc. (fixed, converts to FRN on 10/01/30), 7.000%, due 10/01/35[2]		540,000	550,800
Nationwide Building Society (fixed, converts to FRN on 02/16/27), 2.972%, due 02/16/28[2,3]		200,000	197,838
(fixed, converts to FRN on 10/18/26), 6.557%, due 10/18/27[2,3]		250,000	254,311
			1,002,949
Semiconductors—0.6%
ams-OSRAM AG 12.250%, due 03/30/29[3,6]		1,800,000	1,912,631
Broadcom, Inc. 4.926%, due 05/15/37[3]		268,000	263,917
5.050%, due 07/12/29		200,000	206,051
			2,382,599
Shipbuilding—0.1%
Huntington Ingalls Industries, Inc. 2.043%, due 08/16/28		200,000	189,940
Software—0.4%
CoreWeave, Inc. 9.000%, due 02/01/31[3]		570,000	554,187
9.250%, due 06/01/30[3]		410,000	403,603
Oracle Corp. 2.875%, due 03/25/31		200,000	179,674
	Face amount[1]		Value
Corporate bonds—(continued)
Software—(concluded)
3.850%, due 04/01/60		200,000	$121,357
4.200%, due 09/27/29		200,000	196,752
4.650%, due 05/06/30		100,000	98,975
Paychex, Inc. 5.350%, due 04/15/32		200,000	206,756
UKG, Inc. 6.875%, due 02/01/31[3]		45,000	44,964
			1,806,268
Telecommunications—1.0%
Altice France SA 7.250%, due 11/01/29[3]	EUR	152,439	182,653
AT&T, Inc. 1.650%, due 02/01/28		115,000	109,945
Bell Telephone Co. of Canada or Bell Canada (fixed, converts to FRN on 09/15/30), 6.875%, due 09/15/55[2]		75,000	77,705
British Telecommunications PLC (fixed, converts to FRN on 12/20/28), 8.375%, due 12/20/83[2,5]		GBP 100,000	147,516
Connect Finco SARL/Connect U.S. Finco LLC 9.000%, due 09/15/29[3]		1,350,000	1,432,845
Crown Castle Towers LLC 4.241%, due 07/15/28[3]		81,000	80,898
Fibercop SpA Series 2033, 6.375%, due 11/15/33[3]		55,000	55,702
7.200%, due 07/18/36[3]		15,000	15,177
7.875%, due 07/31/28[5]	EUR	100,000	129,878
Iliad Holding SAS 5.625%, due 10/15/28[5]		100,000	120,190
Level 3 Financing, Inc. 6.875%, due 06/30/33[3]		25,000	25,762
7.000%, due 03/31/34[3]		60,000	62,148
Lorca Telecom Bondco SA 4.000%, due 09/18/27[5]	EUR	14,894	17,663
Motorola Solutions, Inc. 2.300%, due 11/15/30		200,000	181,524
Oztel Holdings SPC Ltd. 6.625%, due 04/24/28[3]		110,000	114,002
Rogers Communications, Inc. 3.800%, due 03/15/32		114,000	108,026
(fixed, converts to FRN on 04/15/30), 7.000%, due 04/15/55[2]		90,000	93,355
(fixed, converts to FRN on 04/15/35), 7.125%, due 04/15/55[2]		50,000	52,432
Telefonica Europe BV (fixed, converts to FRN on 09/24/27), 2.875%, due 06/24/27[2,5,7]		EUR 100,000	117,698
TELUS Corp. (fixed, converts to FRN on 06/09/36), 6.625%, due 06/09/56[2]		70,000	70,313
T-Mobile USA, Inc. 2.050%, due 02/15/28		100,000	96,207
2.550%, due 02/15/31		200,000	182,956

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(concluded)
Telecommunications—(concluded)
Vmed O2 U.K. Financing I PLC 4.500%, due 07/15/31[5]	GBP	100,000	$121,387
Vodafone Group PLC (fixed, converts to FRN on 08/27/30), 3.000%, due 08/27/80[2,5]	EUR	100,000	114,823
5.750%, due 06/28/54		70,000	68,028
(fixed, converts to FRN on 08/30/29), 6.500%, due 08/30/84[2,5]	EUR	100,000	129,313
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250%, due 10/01/31[3]		20,000	20,951
			3,929,097
Transportation—0.0%†
MV24 Capital BV 6.748%, due 06/01/34[3]		27,761	28,046
XPO, Inc. 7.125%, due 02/01/32[3]		55,000	57,819
			85,865
Water—0.1%
Holding d'Infrastructures des Metiers de l'Environnement SAS 3.875%, due 01/31/31[5]	EUR	100,000	117,661
Veolia Environnement SA (fixed, converts to FRN on 08/20/30), 4.371%, due 05/20/30[2,5,7]		100,000	121,578
(fixed, converts to FRN on 02/22/29), 5.993%, due 11/22/28[2,5,7]		100,000	126,546
			365,785
Total corporate bonds (cost—$185,233,963)			187,271,892
Loan assignments—8.1%
Agriculture—0.2%
AAG U.S. GSI Bidco, Inc. 3 mo. USD Term SOFR + 5.000%, 8.672%, due 10/31/31[2]		669,937	670,360
Airlines—0.6%
American Airlines, Inc. 3 mo. USD Term SOFR + 2.250%, 5.918%, due 04/20/28[2]		228,847	228,847
3 mo. USD Term SOFR + 3.250%, 6.918%, due 05/28/32[2]		833,700	834,534
United Airlines, Inc. 1 mo. USD Term SOFR + 2.000%, 5.673%, due 02/22/31[2]		1,257,378	1,257,114
			2,320,495
Chemicals—0.3%
GEON Performance Solutions LLC 3 mo. USD Term SOFR + 4.250%, 8.184%, due 08/18/28[2]		1,267,753	1,098,191
	Face amount[1]	Value
Loan assignments—(continued)
Commercial services—0.8%
Priority Holdings LLC 1 mo. USD Term SOFR + 3.750%, 7.422%, due 07/30/32[2]	1,329,187	$1,300,609
System One Holdings LLC 1 mo. USD Term SOFR + 3.500%, 7.172%, due 03/02/28[2]	2,196,620	2,195,698
		3,496,307
Distribution/wholesale—0.2%
Gloves Buyer, Inc. 1 mo. USD Term SOFR + 4.000%, 7.672%, due 05/21/32[2]	673,312	668,545
Diversified financial services—0.4%
LendingTree, Inc. 1 mo. USD Term SOFR + 4.250%, 7.922%, due 08/21/30[2]	1,570,486	1,570,973
Electric—0.4%
Eastern Power LLC 1 mo. USD Term SOFR + 5.250%, 8.922%, due 04/03/28[2]	1,839,496	1,844,389
Environmental control—0.2%
Tidal Waste & Recycling Holdings LLC 3 mo. USD Term SOFR + 2.750%, 6.422%, due 10/24/31[2]	792,016	794,788
Health care products—0.3%
Medline Borrower LP 1 mo. USD Term SOFR + 1.750%, 5.422%, due 10/23/30[2]	1,436,908	1,439,983
Healthcare-services—0.8%
IQVIA, Inc. 3 mo. USD Term SOFR + 1.750%, 5.422%, due 01/02/31[2]	1,215,324	1,218,873
MPH Acquisition Holdings LLC 3 mo. USD Term SOFR + 3.750%, 7.417%, due 12/31/30[2]	177,503	176,838
3 mo. USD Term SOFR + 4.600%, 8.528%, due 12/31/30[2]	1,471,400	1,350,936
Sotera Health Holdings LLC 1 mo. USD Term SOFR + 2.500%, 6.172%, due 05/30/31[2]	752,362	754,243
		3,500,890
Internet—0.1%
Eagle Broadband Investments LLC 3 mo. USD Term SOFR + 3.000%, 6.934%, due 11/12/27[2]	653,125	620,880
Machinery-diversified—0.2%
LSF12 Helix Parent LLC 0.000%, due 01/21/33[2,9]	715,000	712,319

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Loan assignments—(continued)
Media—0.7%
Midcontinent Communications 1 mo. USD Term SOFR + 2.500%, 6.173%, due 08/16/31[2]	1,362,750	$1,356,359
Nexstar Broadcasting, Inc. 1 mo. USD Term SOFR + 2.500%, 6.172%, due 06/28/32[2]	686,550	685,499
Versant Media Group, Inc. 3 mo. USD Term SOFR + 3.500%, 7.161%, due 01/30/31[2]	675,000	673,819
		2,715,677
Miscellaneous manufacturers—0.1%
CoorsTek, Inc. 3 mo. USD Term SOFR + 3.000%, 6.671%, due 10/28/32[2]	560,000	561,165
Oil & gas—0.1%
Hilcorp Energy I LP 1 mo. USD Term SOFR + 1.750%, 5.425%, due 02/11/30[2]	471,437	471,437
Pharmaceuticals—0.3%
Jazz Financing Lux SARL 1 mo. USD Term SOFR + 2.250%, 5.922%, due 05/05/28[2]	1,079,359	1,081,906
Pipelines—1.2%
BCP Renaissance Parent LLC 3 mo. USD Term SOFR + 2.500%, 6.172%, due 10/31/28[2]	1,276,316	1,270,892
Rockpoint Gas Storage Partners LP 3 mo. USD Term SOFR + 2.500%, 6.172%, due 09/18/31[2]	2,029,500	2,031,083
UGI Energy Services LLC 1 mo. USD Term SOFR + 2.500%, 6.172%, due 02/22/30[2]	1,504,453	1,503,038
		4,805,013
Real estate investment trusts—0.2%
Starwood Property Trust, Inc. 1 mo. USD Term SOFR + 1.750%, 5.422%, due 11/18/27[2]	989,661	987,186
Software—0.3%
Central Parent, Inc. 3 mo. USD Term SOFR + 3.250%, 6.922%, due 07/06/29[2]	1,470,141	1,172,966
Telecommunications—0.4%
Iridium Satellite LLC 1 mo. USD Term SOFR + 2.250%, 5.922%, due 09/20/30[2]	1,356,940	1,281,345
Lumen Technologies, Inc. 1 mo. USD Term SOFR + 6.000%, 9.716%, due 06/01/28[2]	389,193	389,874
		1,671,219
	Face amount[1]	Value
Loan assignments—(concluded)
Transportation—0.3%
Stonepeak Nile Parent LLC 3 mo. USD Term SOFR + 2.250%, 5.917%, due 04/09/32[2]	1,245,000	$1,243,444
Total loan assignments (cost—$34,114,067)		33,448,133
Mortgage-backed securities—11.6%
1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.092%, due 08/10/35[2,3]	124,000	118,420
1301 Trust, Series 2025-1301, Class D, 6.223%, due 08/11/42[2,3]	90,000	92,083
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1, 5.278%, due 09/25/35[2]	16,343	13,793
BAHA Trust, Series 2024-MAR, Class B, 7.069%, due 12/10/41[2,3]	1,400,000	1,467,441
Banc of America Funding Trust, Series 2005-D, Class A1, 5.289%, due 05/25/35[2]	101,793	95,767
Bank, Series 2021-BN38, Class C, 3.218%, due 12/15/64[2]	51,000	42,724
Series 2019-BN17, Class C, 4.507%, due 04/15/52[2]	72,000	67,383
Bank of America Mortgage Trust, Series 2002-G, Class 1A3, 5.750%, due 07/20/32[2]	54	53
Bank5, Series 2025-5YR17, Class C, 5.894%, due 11/15/58[2]	53,000	53,998
Series 2025-5YR17, Class B, 5.992%, due 11/15/58[2]	75,000	77,866
Series 2024-5YR5, Class B, 6.539%, due 02/15/29[2]	37,000	38,619
Series 2023-5YR3, Class C, 7.315%, due 09/15/56[2]	43,000	44,748
BBCMS Mortgage Trust, Series 2022-C17, Class XA, IO, 1.149%, due 09/15/55[2]	1,293,296	78,938
Series 2018-TALL, Class A, 1 mo. USD Term SOFR + 0.919%, 4.600%, due 03/15/37[2,3]	100,000	95,505
Series 2024-5C31, Class C, 5.756%, due 12/15/57[2]	34,000	34,287
Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.418%, due 02/25/36[2]	227,063	158,297
Series 2004-9, Class 2A1, 4.444%, due 09/25/34[2]	41,921	37,632
Series 2005-7, Class 22A1, 4.751%, due 09/25/35[2]	210,343	110,365

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Bear Stearns ARM Trust, Series 2004-7, Class 1A1, 0.000%, due 10/25/34[2,10]	36,861	$27,489
Series 2004-6, Class 2A1, 4.047%, due 09/25/34[2]	99,619	90,876
Series 2003-5, Class 2A1, 4.704%, due 08/25/33[2]	30,986	28,955
Series 2004-3, Class 1A2, 4.826%, due 07/25/34[2]	32,102	30,649
Series 2003-1, Class 6A1, 6.000%, due 04/25/33[2]	2,556	2,578
Benchmark Mortgage Trust, Series 2020-B19, Class AS, 2.148%, due 09/15/53	53,000	45,169
Series 2020-B19, Class B, 2.351%, due 09/15/53	47,000	36,870
Series 2020-B16, Class C, 3.522%, due 02/15/53[2]	59,000	49,150
Series 2018-B4, Class A2, 3.976%, due 07/15/51	23,268	23,120
Series 2023-B40, Class C, 7.406%, due 12/15/56[2]	41,000	42,236
BLP Commercial Mortgage Trust, Series 2025-IND2, Class D, 1 mo. USD Term SOFR + 2.650%, 6.330%, due 12/15/42[2,3]	93,000	93,233
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A3, 5.800%, due 02/25/65[2,3]	116,718	117,849
BX Commercial Mortgage Trust, Series 2024-KING, Class C, 1 mo. USD Term SOFR + 1.940%, 5.621%, due 05/15/34[2,3]	103,636	103,765
Series 2024-MF, Class C, 1 mo. USD Term SOFR + 1.941%, 5.621%, due 02/15/39[2,3]	143,444	143,802
Series 2024-GPA2, Class C, 1 mo. USD Term SOFR + 2.191%, 5.872%, due 11/15/41[2,3]	121,000	121,378
Series 2024-KING, Class D, 1 mo. USD Term SOFR + 2.490%, 6.170%, due 05/15/34[2,3]	118,441	118,737
Series 2024-XL5, Class D, 1 mo. USD Term SOFR + 2.690%, 6.370%, due 03/15/41[2,3]	114,100	114,278
Series 2023-XL3, Class D, 1 mo. USD Term SOFR + 3.589%, 7.269%, due 12/09/40[2,3]	70,000	70,000
BX Trust, Series 2019-OC11, Class D, 3.944%, due 12/09/41[2,3]	100,000	95,626
Series 2025-ARIA, Class C, 5.517%, due 12/13/42[2,3]	125,000	126,988
Series 2025-ROIC, Class D, 1 mo. USD Term SOFR + 1.993%, 5.673%, due 03/15/30[2,3]	193,929	193,201
	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2025-LIFE, Class A, 5.884%, due 06/13/47[2,3]	170,000	$174,315
Series 2022-CLS, Class B, 6.300%, due 10/13/27[3]	2,700,000	2,717,969
Series 2024-BIO, Class C, 1 mo. USD Term SOFR + 2.640%, 6.320%, due 02/15/41[2,3]	100,000	99,156
Series 2025-GW, Class D, 1 mo. USD Term SOFR + 2.750%, 6.430%, due 07/15/42[2,3]	100,000	100,631
Series 2025-VOLT, Class D, 1 mo. USD Term SOFR + 2.750%, 6.430%, due 12/15/44[2,3]	100,000	100,375
Series 2024-VLT4, Class E, 1 mo. USD Term SOFR + 2.889%, 6.570%, due 06/15/41[2,3]	136,000	136,000
Series 2025-VLT7, Class D, 1 mo. USD Term SOFR + 3.250%, 6.930%, due 07/15/44[2,3]	128,000	128,720
Chase Home Lending Mortgage Trust, Series 2025-10, Class A9B, 5.500%, due 07/25/56[2,3]	90,983	91,377
Series 2024-2, Class A6A, 6.000%, due 02/25/55[2,3]	64,216	64,664
Series 2024-3, Class A6, 6.000%, due 02/25/55[2,3]	102,210	102,912
Series 2024-4, Class A6, 6.000%, due 03/25/55[2,3]	114,258	115,028
Series 2024-11, Class A4, 6.000%, due 11/25/55[2,3]	91,900	93,375
Series 2024-11, Class A9A, 6.000%, due 11/25/55[2,3]	37,059	37,444
Series 2024-11, Class A9, 6.300%, due 11/25/55[2,3]	19,712	20,345
Chase Mortgage Finance Trust, Series 2007-S6, Class 2A1, 5.500%, due 12/25/22	473,720	175,332
Series 2005-S3, Class A10, 5.500%, due 11/25/35	654,134	455,036
CHI Commercial Mortgage Trust, Series 2025-110W, Class D, 6.629%, due 12/13/40[2,3]	135,000	136,785
Series 2025-SFT, Class D, 7.569%, due 04/15/42[2,3]	100,000	104,061
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 5A1, 1 yr. USD Term SOFR + 2.465%, 6.148%, due 02/20/36[2]	75,905	71,472
CHL Reperforming Loan REMICS Trust, Series 2006-R1, Class AF1, 1 mo. USD Term SOFR + 0.454%, 4.127%, due 01/25/36[2,3]	146,156	139,137
Series 2003-R4, Class 2A, 4.733%, due 01/25/34[2,3]	299,867	272,845
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.852%, due 10/12/40[2,3]	100,000	101,382

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2023-PRM3, Class C, 6.360%, due 07/10/28[2,3]	100,000	$102,579
Series 2023-PRM3, Class B, 6.360%, due 07/10/28[2,3]	1,120,000	1,156,556
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 5.718%, due 08/25/35[2]	15,441	15,403
Series 2005-6, Class A3, 1 yr. CMT + 1.800%, 5.840%, due 09/25/35[2]	178	177
Series 2005-6, Class A2, 1 yr. CMT + 2.150%, 6.190%, due 09/25/35[2]	2,707	2,703
Series 2005-11, Class A1A, 1 yr. CMT + 2.400%, 6.490%, due 05/25/35[2]	7,017	7,116
COMM Mortgage Trust, Series 2025-SBX, Class A, 5.257%, due 08/10/41[2,3]	980,000	984,856
Series 2024-277P, Class B, 6.999%, due 08/10/44[2,3]	134,000	142,319
Series 2024-CBM, Class D, 7.926%, due 12/10/41[2,3]	100,000	103,539
CONE Trust, Series 2024-DFW1, Class D, 1 mo. USD Term SOFR + 3.040%, 6.720%, due 08/15/41[2,3]	57,000	56,942
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1, 1 yr. USD MTA + 1.000%, 4.668%, due 12/25/35[2]	56,995	49,748
Series 2006-14CB, Class A1, 6.000%, due 06/25/36	1,115,070	581,938
Series 2006-41CB, Class 1A9, 6.000%, due 01/25/37	282,521	139,263
Series 2003-J3, Class 2A1, 6.250%, due 12/25/33	8,472	8,822
Cross Mortgage Trust, Series 2024-H8, Class A1, 5.549%, due 12/25/69[2,3]	81,679	82,517
Series 2024-H8, Class M1, 6.315%, due 12/25/69[2,3]	100,000	101,286
CRSO Trust 7.658%, due 07/10/28[2]	1,130,000	1,171,321
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, due 09/12/40[3]	860,000	883,410
DC Office Trust, Series 2019-MTC, Class D, 3.072%, due 09/15/45[2,3]	100,000	86,291
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 1 mo. USD Term SOFR + 0.634%, 4.310%, due 08/19/45[2]	85,165	76,923
Ellington Financial Mortgage Trust, Series 2025-NQM5, Class A1, 5.033%, due 11/25/70[2,3]	100,173	100,688
	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2024-INV2, Class A3, 5.441%, due 10/25/69[2,3]	84,434	$84,812
Series 2024-INV2, Class M1, 5.726%, due 10/25/69[2,3]	100,000	100,225
ELM Trust, Series 2024-ELM, Class D10, 6.847%, due 06/10/39[2,3]	100,000	100,264
Series 2024-ELM, Class D15, 6.897%, due 06/10/39[2,3]	100,000	100,249
Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.276%, due 10/10/41[2,3]	100,000	100,497
Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR04, Class X, IO, 2.126%, due 02/27/29[2]	3,438,869	159,818
Federal Home Loan Mortgage Corp. REMICS, Series 2400, Class FQ, 30 day USD SOFR Average + 0.614%, 4.322%, due 01/15/32[2]	1,603	1,604
Series 2764, Class LZ, 4.500%, due 03/15/34	145,817	146,658
Series 5475, Class FA, 30 day USD SOFR Average + 1.100%, 4.797%, due 11/25/54[2]	148,244	149,074
Series 5471, Class FK, 30 day USD SOFR Average + 1.150%, 4.847%, due 08/25/54[2]	198,714	200,010
Series 5474, Class FB, 30 day USD SOFR Average + 1.150%, 4.847%, due 11/25/54[2]	228,826	230,301
Series 5468, Class FB, 30 day USD SOFR Average + 1.200%, 4.897%, due 11/25/54[2]	216,991	218,242
Series 2921, Class PG, 5.000%, due 01/15/35	354,289	361,353
Series 5521, Class FB, 30 day USD SOFR Average + 1.700%, 5.397%, due 03/25/55[2]	193,291	196,069
Series 5513, Class FJ, 30 day USD SOFR Average + 1.800%, 5.497%, due 11/25/54[2]	191,340	194,225
Series 2764, Class ZG, 5.500%, due 03/15/34	103,647	107,082
Series 2983, Class TZ, 6.000%, due 05/15/35	341,944	358,578
Series 3149, Class CZ, 6.000%, due 05/15/36	440,961	464,742
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA7, Class M2,
30 day USD SOFR Average + 1.800%, 5.497%, due 11/25/41[2,3]	130,000	131,004
Series 2024-HQA1, Class M2, 30 day USD SOFR Average + 2.000%, 5.697%, due 03/25/44[2,3]	210,000	212,359

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-DNA1, Class M2, 30 day USD SOFR Average + 2.500%, 6.197%, due 01/25/42[2,3]	417,000	$421,954
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.900%, 6.597%, due 04/25/42[2,3]	99,000	101,258
Series 2022-DNA4, Class M1B, 30 day USD SOFR Average + 3.350%, 7.047%, due 05/25/42[2,3]	180,000	185,344
Series 2021-DNA6, Class B1, 30 day USD SOFR Average + 3.400%, 7.097%, due 10/25/41[2,3]	200,000	203,500
Series 2022-DNA6, Class M1B, 30 day USD SOFR Average + 3.700%, 7.397%, due 09/25/42[2,3]	178,000	185,328
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.750%, 7.447%, due 02/25/42[2,3]	439,000	451,692
Series 2022-DNA3, Class M2, 30 day USD SOFR Average + 4.350%, 8.047%, due 04/25/42[2,3]	111,000	115,412
Series 2022-DNA5, Class M1B, 30 day USD SOFR Average + 4.500%, 8.197%, due 06/25/42[2,3]	192,000	201,177
Series 2022-HQA1, Class M2, 30 day USD SOFR Average + 5.250%, 8.947%, due 03/25/42[2,3]	383,000	400,354
Series 2022-DNA4, Class B1, 30 day USD SOFR Average + 6.250%, 9.947%, due 05/25/42[2,3]	81,000	86,125
Series 2022-HQA1, Class B1, 30 day USD SOFR Average + 7.000%, 10.697%, due 03/25/42[2,3]	200,000	213,069
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-54, Class 2A, 6.500%, due 02/25/43	279,063	278,867
Series T-58, Class 2A, 6.500%, due 09/25/43	109,495	112,378
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2025-R06, Class 1M2, 30 day USD SOFR Average + 1.550%, 5.247%, due 09/25/45[2,3]	153,000	153,388
Series 2025-R02, Class 1M2, 30 day USD SOFR Average + 1.600%, 5.297%, due 02/25/45[2,3]	108,000	108,270
Series 2025-R01, Class 1B1, 30 day USD SOFR Average + 1.700%, 5.397%, due 01/25/45[2,3]	90,000	89,720
Series 2025-R02, Class 1B1, 30 day USD SOFR Average + 1.950%, 5.647%, due 02/25/45[2,3]	75,000	75,615
Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100%, 6.797%, due 03/25/42[2,3]	191,000	195,403
	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2022-R01, Class 1B1, 30 day USD SOFR Average + 3.150%, 6.847%, due 12/25/41[2,3]	178,000	$181,346
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.350%, 7.047%, due 01/25/43[2,3]	144,000	149,625
Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%, 7.197%, due 03/25/42[2,3]	82,000	84,291
Series 2023-R01, Class 1M2, 30 day USD SOFR Average + 3.750%, 7.447%, due 12/25/42[2,3]	133,000	139,026
Series 2022-R08, Class 1B1, 30 day USD SOFR Average + 5.600%, 9.297%, due 07/25/42[2,3]	336,000	357,212
Federal National Mortgage Association REMICS, Series 2024-40, Class FA, 30 day USD SOFR Average + 1.150%, 4.847%, due 03/25/54[2]	190,433	191,685
Series 2024-67, Class FA, 30 day USD SOFR Average + 1.170%, 4.867%, due 09/25/54[2]	192,946	194,283
Series 2024-76, Class JF, 30 day USD SOFR Average + 1.250%, 4.947%, due 11/25/54[2]	180,769	182,277
Series 2025-6, Class FC, 30 day USD SOFR Average + 1.600%, 5.297%, due 02/25/55[2]	192,710	195,065
Series 2025-35, Class HF, 30 day USD SOFR Average + 1.700%, 5.397%, due 05/25/55[2]	201,794	204,500
Series 2025-6, Class LF, 30 day USD SOFR Average + 1.800%, 5.497%, due 02/25/55[2]	194,933	197,736
Series 2006-65, Class GD, 6.000%, due 07/25/26	940	939
Series 2003-64, Class AH, 6.000%, due 07/25/33	435,051	452,669
Federal National Mortgage Association REMICS Trust, Series 1999-W4, Class A9, 6.250%, due 02/25/29	22,937	23,282
Federal National Mortgage Association Trust, Series 2004-W8, Class 2A, 6.500%, due 06/25/44	96,911	99,303
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1, 5.997%, due 08/25/35[2]	6,595	4,339
Government National Mortgage Association REMICS, Series 2020-86, Class WK, 1.000%, due 06/20/50	195,872	151,661
Series 2021-119, Class NC, 1.500%, due 07/20/51	176,457	146,698
Series 2021-103, Class HE, 2.000%, due 06/20/51	171,273	142,832

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2018-38, Class WF, 1 mo. USD Term SOFR + 0.414%, 4.114%, due 10/20/43[2]	475,808	$461,758
Series 2017-182, Class FW, 1 mo. USD Term SOFR + 0.464%, 4.164%, due 05/20/47[2]	156,063	150,750
Series 2015-H20, Class FB, 1 mo. USD Term SOFR + 0.714%, 4.549%, due 08/20/65[2]	210,281	210,471
Series 2025-4, Class FY, 30 day USD SOFR Average + 1.600%, 5.303%, due 01/20/55[2]	175,505	177,781
GS Mortgage Securities Trust, Series 2019-GC42, Class C, 3.699%, due 09/10/52[2]	79,000	68,103
Series 2016-GS2, Class C, 4.690%, due 05/10/49[2]	70,000	68,088
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 4.870%, due 09/25/35[2]	54,259	52,014
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A1A, 1 mo. USD Term SOFR + 0.814%, 4.490%, due 01/19/35[2]	13,200	12,576
Series 2005-4, Class 3A1, 4.726%, due 07/19/35[2]	89,939	66,730
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.340%, due 01/13/40[2,3]	100,000	104,333
Series 2025-SPRL, Class E, 6.678%, due 01/13/40[2,3]	100,000	103,907
INTOWN Mortgage Trust, Series 2025-STAY, Class A, 1 mo. USD Term SOFR + 1.350%, 5.030%, due 03/15/42[2,3]	1,660,000	1,662,075
IP Mortgage Trust, Series 2025-IP, Class A, 5.250%, due 06/10/42[2,3]	42,000	42,744
Series 2025-IP, Class D, 6.315%, due 06/10/42[2,3]	55,000	56,051
Series 2025-IP, Class E, 6.846%, due 06/10/42[2,3]	31,000	31,642
IRV Trust, Series 2025-200P, Class C, 5.730%, due 03/14/47[2,3]	131,000	132,567
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class B, 2.854%, due 09/06/38[2,3]	125,000	123,534
Series 2022-OPO, Class D, 3.450%, due 01/05/39[2,3]	144,000	115,200
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 4.836%, due 11/25/35[2]	202,355	156,966
Series 2025-NQM3, Class A2, 5.648%, due 11/25/65[2,3]	85,917	86,673
	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2006-A4, Class 2A2, 5.687%, due 06/25/36[2]	107,197	$71,986
Series 2024-4, Class A6A, 6.000%, due 10/25/54[2,3]	22,919	22,876
LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.921%, due 07/25/39[2,3]	217,000	218,125
MAD Commercial Mortgage Trust, Series 2025-11MD, Class D, 6.571%, due 10/15/42[2,3]	217,000	221,726
Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.335%, due 09/10/39[2,3]	100,000	95,348
MED Commercial Mortgage Trust, Series 2024-MOB, Class C, 1 mo. USD Term SOFR + 2.291%, 5.971%, due 05/15/41[2,3]	100,000	98,698
MFA Trust, Series 2025-NQM5, Class A2, 5.338%, due 11/25/70[2,3]	98,873	99,241
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.558%, due 05/15/50[2]	18,000	16,967
Series 2025-C35, Class C, 6.349%, due 08/15/58[2]	77,000	78,798
Morgan Stanley Capital I Trust, Series 2017-H1, Class B, 4.075%, due 06/15/50	19,000	18,603
Series 2017-H1, Class C, 4.281%, due 06/15/50[2]	50,000	47,481
Series 2018-L1, Class AS, 4.637%, due 10/15/51[2]	63,000	62,407
Series 2018-H4, Class C, 5.055%, due 12/15/51[2]	45,000	42,353
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class M1, 5.609%, due 07/25/69[2,3]	100,000	99,979
Series 2024-3, Class A2, 6.000%, due 07/25/54[2,3]	47,187	47,419
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.683%, due 05/15/56[2]	42,000	43,884
Series 2023-2, Class C, 7.018%, due 12/15/56[2]	32,000	34,372
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397%, 5.087%, due 03/15/39[2,3]	2,650,000	2,650,000
NAAC Reperforming Loan REMICS Trust Certificates, Series 2004-R3, Class A1, 6.500%, due 02/25/35[3]	285,084	247,544
New Residential Mortgage Loan Trust, Series 2024-RTL2, Class A1, 5.443%, due 09/25/39[2,3]	112,000	112,937

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(continued)
Series 2025-NQM3, Class M1, 6.320%, due 05/25/65[2,3]	100,000	$102,398
NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.545%, due 03/25/32[2,3]	110,586	112,039
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 1 mo. USD Term SOFR + 2.441%, 6.121%, due 02/15/42[2,3]	100,000	100,500
NYMT Loan Trust, Series 2024-INV1, Class A3, 5.834%, due 06/25/69[2,3]	90,440	91,397
OAKST Commercial Mortgage Trust, Series 2023-NLP, Class A, 6.095%, due 03/15/40[2,3]	2,640,000	2,622,914
OBX Trust, Series 2021-NQM4, Class A1, 1.957%, due 10/25/61[2,3]	244,238	211,682
Series 2025-NQM7, Class A3, 5.864%, due 05/25/55[2,3]	78,776	79,649
One Bryant Park Trust, Series 2019-OBP, Class A, 2.516%, due 09/15/54[3]	3,100,000	2,888,285
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, due 02/10/32[3]	73,045	70,513
Series 2017-1MKT, Class C, 4.016%, due 02/10/32[3]	100,000	95,036
ONNI Commerical Mortgage Trust, Series 2024-APT, Class C, 6.645%, due 07/15/39[2,3]	136,000	139,112
ORL Trust, Series 2024-GLKS, Class D, 1 mo. USD Term SOFR + 2.791%, 6.471%, due 12/15/39[2,3]	100,000	100,438
PRM Trust, Series 2025-PRM6, Class E, 6.583%, due 07/05/33[2,3]	127,000	127,629
RFMSI Trust, Series 2004-S9, Class 1A23, 5.500%, due 12/25/34	126,624	123,283
ROCK Trust, Series 2024-CNTR, Class D, 7.109%, due 11/13/41[3]	209,000	220,194
SCOTT Trust, Series 2023-SFS, Class A, 5.910%, due 03/10/40[3]	1,125,000	1,152,969
SDAL Trust, Series 2025-DAL, Class C,
1 mo. USD Term SOFR + 3.939%, 7.619%, due 04/15/42[2,3]	132,000	132,990
Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 1 mo. USD Term SOFR + 0.514%, 4.190%, due 07/20/36[2]	27,633	23,865
Series 2024-4, Class A10, 6.000%, due 05/25/54[2,3]	63,071	63,217
	Face amount[1]	Value
Mortgage-backed securities—(continued)
SFO Commercial Mortgage Trust, Series 2021-555, Class D, 1 mo. USD Term SOFR + 2.514%, 6.195%, due 05/15/38[2,3]	63,000	$62,765
SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.737%, due 12/25/61[2,3]	280,076	242,831
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, 1 mo. USD Term SOFR + 2.700%, 6.381%, due 01/15/39[2,3]	115,000	114,713
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 5.568%, due 07/25/34[2]	93,325	90,953
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 11A1, 1 mo. USD Term SOFR + 0.534%, 4.207%, due 04/25/36[2]	236,476	217,100
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1, 1 mo. USD Term SOFR + 0.774%, 4.450%, due 09/19/32[2]	6,963	6,605
TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, 1 mo. USD Term SOFR + 1.992%, 5.672%, due 12/15/39[2,3]	100,000	100,188
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 4.029%, due 09/25/37[2]	61,206	60,842
Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.750%, due 09/25/62[3]	175,392	168,850
Verus Securitization Trust, Series 2021-6, Class A1, 1.630%, due 10/25/66[2,3]	303,116	269,145
Series 2021-6, Class A3, 1.887%, due 10/25/66[2,3]	178,287	158,906
Series 2024-7, Class A1, 5.095%, due 09/25/69[2,3]	91,944	92,348
Series 2024-7, Class A3, 5.400%, due 09/25/69[2,3]	71,833	72,066
Series 2025-4, Class A3, 5.753%, due 05/25/70[2,3]	85,306	86,107
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2A1, 3.923%, due 03/25/36[2]	281,755	251,644
Series 2005-AR13, Class A1A1, 1 mo. USD Term SOFR + 0.694%, 4.367%, due 10/25/45[2]	127,791	124,187
Series 2006-AR9, Class 1A, 1 yr. USD MTA + 1.000%, 4.668%, due 08/25/46[2]	187,538	174,201
Series 2002-AR6, Class A, 1 yr. USD MTA + 1.400%, 5.068%, due 06/25/42[2]	3,568	3,376

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Mortgage-backed securities—(concluded)
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class B, 3.811%, due 11/15/49	143,000	$140,407
Series 2017-C39, Class C, 4.118%, due 09/15/50	36,000	32,560
Series 2024-1CHI, Class C, 6.434%, due 07/15/35[2,3]	132,000	133,509
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, IO, 0.274%, due 09/15/57[2]	578,326	61
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 1 mo. USD Term SOFR + 4.083%, 7.763%, due 11/15/27[2,3]	2,711,708	2,742,216
Total mortgage-backed securities (cost—$48,182,076)		47,909,812
Municipal bonds—0.5%
California—0.0%†
Golden State Tobacco Securitization Corp., Taxable Refunding, Revenue Bonds, Series A-1, 3.714%, due 06/01/41	200,000	155,785
Florida—0.1%
State Board of Administration Finance Corp., Florida Hurricane Catastrophe Fund, Revenue Bonds, Series A, 5.526%, due 07/01/34	200,000	211,660
Illinois—0.3%
Sales Tax Securitization Corp. Second Lien, Taxable Refunding, Revenue Bonds, Series B, 3.057%, due 01/01/34	1,400,000	1,260,857
New York—0.1%
New York City Transitional Finance Authority, Future Tax, Revenue Bonds, Series C-2, 4.375%, due 05/01/37	200,000	193,327
Texas—0.0%†
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023-1,Class A1
5.102%, due 04/01/35	83,731	86,327
Total municipal bonds (cost—$1,911,454)		1,907,956
Non-U.S. government agency obligations—2.5%
Angola—0.0%†
Angola Government International Bonds 8.000%, due 11/26/29[3]	10,000	9,809
8.750%, due 04/14/32[3]	10,000	9,751
9.125%, due 11/26/49[3]	20,000	17,291
9.244%, due 01/15/31[3]	10,000	10,090
	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Angola—(concluded)
9.375%, due 05/08/48[3]		45,000	$39,804
9.875%, due 10/15/35[3]		20,000	20,028
			106,773
Australia—0.1%
Australia Government Bonds 2.750%, due 06/21/35[5]	AUD	300,000	176,968
Brazil—0.1%
Brazil Government International Bonds 7.250%, due 01/12/56		100,000	99,750
Brazil Letras do Tesouro Nacional 0.000%, due 04/01/26[10]	BRL	2,100,000	390,106
			489,856
Canada—0.2%
Province of Alberta 3.100%, due 06/01/50		95,000	54,597
3.450%, due 12/01/43		100,000	64,462
Province of British Columbia 4.600%, due 06/18/57		335,000	246,402
Province of Ontario 1.900%, due 12/02/51		140,000	61,764
2.650%, due 12/02/50		240,000	126,494
2.900%, due 06/02/49		120,000	67,178
4.150%, due 12/02/54		90,000	61,732
4.600%, due 12/02/55		165,000	122,062
			804,691
Chile—0.1%
Chile Government International Bonds 3.500%, due 01/31/34		210,000	192,150
Colombia—0.0%†
Colombia Government International Bonds 8.375%, due 11/07/54		150,000	158,550
Costa Rica—0.1%
Costa Rica Government International Bonds 6.550%, due 04/03/34[3]		200,000	216,400
7.158%, due 03/12/45[5]		30,000	32,887
			249,287
Dominican Republic—0.1%
Dominican Republic International Bonds 5.300%, due 01/21/41[3]		10,000	9,089
5.875%, due 10/28/35[3]		25,000	24,950
5.875%, due 01/30/60[3]		25,000	22,247
6.850%, due 01/27/45[3]		60,000	62,340
6.950%, due 03/15/37[3]		155,000	165,850
7.150%, due 02/24/55[3]		30,000	32,066
			316,542
El Salvador—0.0%†
El Salvador Government International Bonds 9.500%, due 07/15/52[3]		25,000	28,404

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Guatemala—0.0%†
Guatemala Government Bonds 6.875%, due 08/15/55[3]		15,000	$15,978
Hungary—0.0%†
Hungary Government International Bonds 5.500%, due 03/26/36[3]		30,000	29,820
Indonesia—0.0%†
Indonesia Government International Bonds 4.625%, due 04/15/43[3]		165,000	150,480
Israel—0.1%
Israel Government International Bonds 5.500%, due 03/12/34		200,000	206,375
5.875%, due 01/13/56		25,000	24,279
			230,654
Ivory Coast—0.1%
Ivory Coast Government International Bonds 7.625%, due 01/30/33[3]		20,000	21,335
8.075%, due 04/01/36[3]		140,000	149,380
8.250%, due 01/30/37[3]		75,000	80,607
			251,322
Japan—0.2%
Japan Bank for International Cooperation 2.875%, due 07/21/27		300,000	296,283
Japan International Cooperation Agency 2.750%, due 04/27/27		300,000	295,701
			591,984
Kazakhstan—0.1%
Kazakhstan Government International Bonds 5.500%, due 07/01/37[3]		200,000	203,002
Mexico—0.2%
Eagle Funding Luxco SARL 5.500%, due 08/17/30[3]		365,000	370,475
Mexico Government International Bonds 3.500%, due 09/19/29	EUR	100,000	118,473
5.375%, due 03/22/33		30,000	29,670
5.625%, due 02/09/34		200,000	199,600
6.125%, due 02/09/38		180,000	179,730
6.338%, due 05/04/53		65,000	61,620
6.400%, due 05/07/54		15,000	14,310
7.375%, due 05/13/55		25,000	26,850
			1,000,728
Morocco—0.1%
Morocco Government International Bonds 6.500%, due 09/08/33[3]		400,000	430,624
Nigeria—0.0%†
Nigeria Government International Bonds 7.375%, due 09/28/33[3]		40,000	40,400
8.250%, due 09/28/51[3]		20,000	19,580
8.631%, due 01/13/36[3]		20,000	21,369
			81,349
	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Oman—0.0%†
Oman Government International Bonds 6.500%, due 03/08/47[3]		15,000	$15,820
7.000%, due 01/25/51[3]		45,000	50,220
			66,040
Panama—0.0%†
Panama Government International Bonds 2.252%, due 09/29/32		80,000	66,250
6.400%, due 02/14/35		90,000	94,080
			160,330
Paraguay—0.0%†
Paraguay Government International Bonds 5.400%, due 03/30/50[3]		60,000	55,373
Peru—0.1%
Peru Government International Bonds 5.400%, due 08/12/34[5]	PEN	331,000	98,301
6.150%, due 08/12/32[3]		800,000	257,883
6.950%, due 08/12/31[5]		81,000	27,003
			383,187
Poland—0.0%†
Republic of Poland Government International Bonds 5.125%, due 09/18/34		100,000	101,286
Qatar—0.1%
Qatar Government International Bonds 4.400%, due 04/16/50[3]		60,000	51,849
4.875%, due 02/27/35[3]		200,000	207,197
			259,046
Romania—0.1%
Romania Government International Bonds 3.000%, due 02/14/31[5]		104,000	94,848
5.375%, due 03/22/31[3]	EUR	250,000	312,710
5.750%, due 09/16/30[3]		20,000	20,611
5.750%, due 03/24/35[3]		10,000	9,925
6.625%, due 05/16/36[3]		5,000	5,237
			443,331
Saudi Arabia—0.1%
Saudi Government International Bonds 3.250%, due 11/17/51[3]		120,000	77,596
3.750%, due 01/21/55[3]		50,000	34,787
4.875%, due 07/18/33[3]		200,000	201,000
5.000%, due 01/18/53[3]		200,000	174,250
5.625%, due 01/13/35[3]		35,000	36,695
			524,328
Serbia—0.0%†
Serbia International Bonds 6.000%, due 06/12/34[3]		35,000	36,260
South Africa—0.4%
Republic of South Africa Government Bonds 6.250%, due 03/31/36	ZAR	400,000	21,408

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Non-U.S. government agency obligations—(concluded)
South Africa—(concluded)
8.750%, due 01/31/44	90,000	$5,482
8.750%, due 02/28/48	400,000	24,417
8.875%, due 02/28/35	11,470,000	747,202
9.000%, due 01/31/40	530,000	33,578
Republic of South Africa Government International Bonds 5.650%, due 09/27/47	90,000	74,205
5.750%, due 09/30/49	45,000	36,986
6.125%, due 12/11/37[3]	75,000	72,750
7.100%, due 11/19/36[3]	345,000	366,036
7.250%, due 12/11/55[3]	10,000	9,708
7.950%, due 11/19/54[3]	80,000	83,865
		1,475,637
Supranationals—0.1%
European Union 2.875%, due 10/05/29[5]	400,000	481,913
Turkey—0.0%†
Turkiye Government International Bonds 5.750%, due 05/11/47	40,000	32,140
United Kingdom—0.1%
U.K. Gilts 4.375%, due 07/31/54[5]	395,000	468,366
Uruguay—0.0%†
Uruguay Government International Bonds 5.100%, due 06/18/50	95,000	88,730
Total non-U.S. government agency obligations (cost—$9,847,190)		10,085,129
U.S. government agency obligations—8.2%
Federal Home Loan Mortgage Corp. 3.500%, due 05/01/52	429,829	398,406
3.500%, due 07/01/52	68,671	63,649
4.000%, due 04/01/52	451,859	432,732
4.000%, due 10/01/52	86,237	82,605
4.000%, due 01/01/54	52,708	50,400
4.500%, due 08/01/52	683,982	672,734
4.500%, due 10/01/52	195,838	192,851
5.000%, due 10/01/52	190,299	191,348
5.000%, due 11/01/52	266,032	267,576
5.000%, due 12/01/52	374,039	375,945
5.000%, due 02/01/53	192,057	192,705
5.000%, due 05/01/53	164,226	165,031
5.000%, due 03/01/54	195,834	195,806
5.500%, due 04/01/53	427,499	434,959
5.500%, due 07/01/53	226,293	230,522
5.500%, due 10/01/53	160,578	163,257
5.500%, due 11/01/53	119,768	122,195
5.500%, due 12/01/53	365,897	371,944
5.500%, due 03/01/54	109,510	111,796
5.500%, due 06/01/54	116,686	119,485
5.500%, due 07/01/54	30,381	30,945
6.000%, due 06/01/53	170,986	176,590
6.000%, due 07/01/53	330,846	339,347
	Face amount[1]	Value
U.S. government agency obligations—(continued)
6.000%, due 08/01/53	133,944	$137,288
Federal National Mortgage Association 3.000%, due 02/01/52	858,641	767,390
3.000%, due 03/01/53	42,116	37,438
4.000%, due 06/01/52	234,896	225,532
4.000%, due 10/01/52	73,421	70,986
4.500%, due 10/01/52	193,705	190,391
4.500%, due 05/01/53	164,990	162,826
5.000%, due 11/01/26[2,11,12]	517	517
5.000%, due 10/01/52	234,743	235,406
5.000%, due 12/01/52	445,557	447,827
5.000%, due 02/01/53	385,218	387,746
5.000%, due 03/01/53	176,712	176,906
5.000%, due 04/01/53	360,421	362,134
5.000%, due 05/01/53	84,458	84,823
5.000%, due 06/01/53	432,178	433,947
5.000%, due 07/01/53	167,801	169,656
5.188%, due 11/01/34[2]	971,875	1,006,582
5.500%, due 01/01/53	357,801	364,728
5.500%, due 02/01/53	176,735	179,918
5.500%, due 03/01/53	48,967	49,912
5.500%, due 06/01/53	114,028	116,135
5.500%, due 06/01/54	139,691	141,949
5.500%, due 07/01/54	129,945	132,376
5.500%, due 09/01/55	114,741	116,345
6 mo. USD RFUCCT + 1.538%, 5.788%, due 01/01/36[2]	2,227	2,249
1 yr. CMT + 2.106%, 5.829%, due 05/01/30[2]	7,360	7,425
1 yr. USD RFUCCT + 1.603%, 5.978%, due 12/01/35[2]	11,170	11,311
6.000%, due 06/01/53	299,697	307,655
6.000%, due 07/01/53	336,533	345,181
6.000%, due 08/01/53	33,213	34,063
6.000%, due 02/01/54	104,616	107,789
6.000%, due 07/01/55	141,547	145,898
1 yr. USD RFUCCT + 1.780%, 6.155%, due 11/01/35[2]	2,566	2,612
1 yr. CMT + 2.229%, 6.479%, due 04/01/27[2]	1,252	1,255
1 yr. USD RFUCCT + 1.815%, 6.748%, due 03/01/36[2]	13,341	13,587
1 yr. USD RFUCCT + 1.823%, 6.823%, due 03/01/36[2]	11,678	11,880
1 yr. USD RFUCCT + 1.912%, 6.912%, due 02/01/36[2]	7,830	7,986
Government National Mortgage Association 5.000%, due 12/20/49	34,760	35,321
5.000%, due 10/20/54	400,000	400,243
1 yr. CMT + 1.500%, 5.625%, due 05/20/26[2]	95	95
Government National Mortgage Association, TBA 3.500%	455,000	416,689
4.000%	500,000	472,779
4.500%	580,000	566,154

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
U.S. government agency obligations—(concluded)
5.000%	220,000	$219,868
6.000%	420,000	427,955
Uniform Mortgage-Backed Security, TBA 2.500%	505,000	428,562
3.500%	1,305,000	1,206,641
4.000%	1,825,000	1,740,398
4.500%	1,155,000	1,130,852
5.000%	2,455,000	2,452,961
5.500%	7,725,000	7,823,488
6.000%	3,920,000	4,013,306
Total U.S. government agency obligations (cost—$33,423,047)		33,715,789
U.S. treasury obligations—12.6%
U.S. Treasury Bonds 1.375% due 08/15/50	8,650,000	4,242,217
1.625% due 11/15/50	2,200,000	1,150,789
1.750% due 08/15/41	9,425,000	6,338,681
1.875% due 02/15/51	725,000	403,848
1.875% due 11/15/51	150,000	82,594
2.000% due 02/15/50	1,000,000	584,570
2.000% due 08/15/51	675,000	385,435
2.250% due 08/15/49	675,000	421,796
2.375% due 11/15/49	100,000	64,000
2.375% due 05/15/51	100,000	62,781
2.875% due 08/15/45	500,000	374,141
2.875% due 05/15/49	800,000	571,719
2.875% due 05/15/52	750,000	521,777
3.000% due 11/15/44	500,000	385,762
3.000% due 02/15/48	1,200,000	890,156
3.000% due 08/15/48	100,000	73,789
3.000% due 02/15/49	500,000	367,070
3.000% due 08/15/52	2,400,000	1,711,125
3.250% due 05/15/42	8,300,000	6,895,160
3.375% due 11/15/48	100,000	78,820
3.625% due 02/15/53	6,550,000	5,277,100
3.875% due 02/15/43	300,000	268,957
4.000% due 11/15/42	31,000	28,292
4.250% due 08/15/54	300,000	269,848
4.375% due 05/15/41	49,000	47,559
4.375% due 08/15/43	31,000	29,508
4.500% due 11/15/54	100,000	93,816
4.625% due 05/15/44	100,000	97,801
4.625% due 05/15/54	200,000	191,562
4.625% due 11/15/55	35,800	34,312
4.875% due 08/15/45	344,000	345,989
U.S. Treasury Inflation-Indexed Bonds 0.125% due 02/15/51	124,512	67,156
0.750% due 02/15/45	412,989	301,354
1.000% due 02/15/46	342,033	257,772
1.000% due 02/15/49	128,825	92,597
1.500% due 02/15/53	654,330	508,962
2.125% due 02/15/54	382,366	342,715
2.375% due 02/15/55	102,732	97,313
U.S. Treasury Inflation-Indexed Notes, 1.250%, due 04/15/28	1,513,050	1,520,472
	Face amount[1]	Value
U.S. treasury obligations—(concluded)
U.S. Treasury Notes 0.500% due 08/31/27	5,900,000	$5,627,816
2.625% due 07/31/29[13]	700,000	676,348
4.125% due 01/31/27	1,200,000	1,206,591
4.125% due 03/31/29	6,900,000	7,000,805
4.125% due 07/31/31	1,750,000	1,772,080
4.250% due 08/15/35	10,000	10,009
U.S. Treasury STRIPS Coupon 0.000% due 05/15/41[10]	300,000	142,564
0.000% due 08/15/41[10]	400,000	186,979
Total U.S. treasury obligations (cost—$55,302,758)		52,102,507
	Number of shares
Preferred stocks—1.5%
Capital markets—0.8%
CION Investment Corp.[6]	48,000	1,216,800
OFS Capital Corp.	27,000	680,940
Trinity Capital, Inc.	50,000	1,266,500
		3,164,240
Mortgage real estate investment—0.7%
Ellington Financial, Inc.[2,7] Series C	121,000	3,089,130
Total preferred stocks (cost—$6,150,000)		6,253,370
Exchange traded funds—0.4%
Invesco Senior Loan ETF (cost—$1,876,499)	82,474	1,710,511

	Number of contracts	Notional amount
Foreign exchange options purchased—0.0%†
Put options—0.0%†
Call KRW vs. Put USD, strike @1,413.000, expires 02/27/26 (Counterparty: BOA)	141,000	$199,233,000	326
Call KRW vs. Put USD, strike @1,410.000, expires 02/27/26 (Counterparty: BOA)	564,000	795,240,000	1,139
Call KRW vs. Put USD, strike @1,375.000, expires 02/27/26 (Counterparty: HSBC)	353,000	485,375,000	122
Call KRW vs. Put USD, strike @1,375.000, expires 02/27/26 (Counterparty: HSBC)	211,000	290,125,000	73
Call KRW vs. Put USD, strike @1,375.000, expires 02/27/26 (Counterparty: HSBC)	141,000	193,875,000	49

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(concluded)
Put options—(concluded)
Call KRW vs. Put USD, strike @1,400.000, expires 07/09/26 (Counterparty: HSBC)	353,000	$494,200,000	$3,921
Call KRW vs. Put USD, strike @1,400.000, expires 07/10/26 (Counterparty: HSBC)	352,000	492,800,000	3,942
Foreign exchange options purchased (cost—$11,272)			9,572

	Face amount[1]
Short-term investments—2.8%
Short-term U.S. treasury obligations—0.6%
U.S. Treasury Bills 3.582% due 07/09/26[14]	1,300,000	1,279,987
3.619% due 04/07/26[13,14]	61,000	60,611
3.818% due 04/09/26[14]	1,300,000	1,291,456
Total short-term U.S. treasury obligations (cost—$2,631,869)		2,632,054
	Number of shares	Value
Short-term investments—(concluded)
Investment companies—2.2%
State Street Institutional U.S. Government Money Market Fund, 3.650%[14] (cost—$8,828,863)	8,828,863	$8,828,863
Total short-term investments (cost—$11,460,732)		11,460,917
Investment of cash collateral from securities loaned—2.4%
Money market funds—2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.688%[14] (cost—$10,030,983)	10,030,983	10,030,983
Total investments before investments sold short—109.3% (cost—$451,399,201)		450,827,738
Investments sold short—(0.2)%
U.S. government agency obligations—(0.2)%

Uniform Mortgage-Backed Security, TBA 6.000%	(660,000)	(675,748)
Total investments sold short (Proceeds—$(675,881))		(675,748)
Total investments—109.1% (cost—$450,723,320)		450,151,990
Liabilities in excess of other assets—(9.1)%		(37,511,110)
Net assets—100.0%		$412,640,880

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Foreign exchange options written

Notional amount (000)		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	193,875	141,000	Call KRW vs. Put USD, 0.000, 1,375.000	BOA	02/27/26	$(326)	$(49)	$277
USD	775,500	564,000	Call KRW vs. Put USD, 0.000, 1,375.000	BOA	02/27/26	(1,588)	(194)	1,394
USD	92,775	68,722	Call KRW vs. Put USD, 0.000, 1,350.000	BOA	07/09/26	(246)	(285)	(39)
USD	476,550	353,000	Call KRW vs. Put USD, 0.000, 1,350.000	HSBC	07/09/26	(1,112)	(1,465)	(353)
USD	497,730	353,000	Call KRW vs. Put USD, 0.000, 1,410.000	HSBC	02/27/26	(717)	(713)	4
USD	475,200	352,000	Call KRW vs. Put USD, 0.000, 1,350.000	HSBC	07/10/26	(908)	(1,479)	(571)
USD	297,510	211,000	Call KRW vs. Put USD, 0.000, 1,410.000	HSBC	02/27/26	(266)	(426)	(160)
USD	199,233	141,000	Call KRW vs. Put USD, 0.000, 1,413.000	HSBC	02/27/26	(204)	(326)	(122)
USD	164,400	121,778	Call KRW vs. Put USD, 0.000, 1,350.000	BOA	07/13/26	(266)	(518)	(252)
Total						$(5,633)	$(5,455)	$178

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	791	7,000	10 Year U.S. Treasury Notes, strike @ 113.000	GS	02/20/26	$(1,757)	$(765)	$992
USD	450	4,000	10 Year U.S. Treasury Notes, strike @ 112.500	GS	02/20/26	(671)	(750)	(79)
USD	227	2,000	10 Year U.S. Treasury Notes, strike @ 113.500	GS	02/20/26	(623)	(125)	498
USD	9,681,250	100,000	Uniform Mortgage-Backed Security, TBA, strike @ 96.813	GS	03/05/26	(125)	(118)	7
Total						$(3,176)	$(1,758)	$1,418
			Put options
USD	666	6,000	10 Year U.S. Treasury Notes, strike @ 111.000	GS	02/20/26	$(1,325)	$(750)	$575
USD	781	7,000	10 Year U.S. Treasury Notes, strike @ 111.500	GS	02/20/26	(1,868)	(1,859)	9
USD	9,281,250	100,000	Uniform Mortgage-Backed Security, TBA, strike @ 92.813	GS	03/05/26	(149)	(25)	124
Total						$(3,342)	$(2,634)	$708
Total options written						$(6,518)	$(4,392)	$2,126

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.655 terminating 02/09/36	BNP	Pay	02/05/26	$(221)	$(3)	$218
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.748 terminating 03/03/36	MSCI	Pay	02/27/26	(200)	(208)	(8)
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.775 terminating 03/03/36	JPMCB	Pay	02/27/26	(205)	(259)	(54)
Total							$(626)	$(470)	$156
			Put swaptions
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.915 terminating 02/09/36	BNP	Pay	02/05/26	$(222)	$(99)	$123
USD	100	100,000	10 Year Interest Rate Swap strike @ 3.988 terminating 03/03/36	MSCI	Pay	02/27/26	(200)	(196)	4
USD	100	100,000	10 Year Interest Rate Swap strike @ 4.015 terminating 03/03/36	JPMCB	Pay	02/27/26	(205)	(152)	53
Total							$(627)	$(447)	$180
Total swaptions written							$(1,253)	$(917)	$336

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
15	AUD	Australian Bond 10 Year Futures	March 2026	$1,141,177	$1,140,119	$(1,058)
5	AUD	Australian Bond 3 Year Futures	March 2026	364,281	364,819	538
13	CAD	Canadian Bond 10 Year Futures	March 2026	1,164,342	1,155,980	(8,362)
14	EUR	Euro Bund 10 Year Futures	March 2026	2,131,396	2,126,967	(4,429)
9	EUR	EURO Schatz 2 Year Futures	March 2026	1,140,447	1,140,478	31
6	CAD	Montreal Exchange 5 Year Canadian Bond Futures	March 2026	500,024	500,084	60
13	GBP	United Kingdom Long Gilt Bond Futures	March 2026	1,620,510	1,616,090	(4,420)
U.S. Treasury futures buy contracts:
135	USD	U.S. Long Bond Futures	March 2026	$15,751,203	$15,541,875	$(209,328)
294	USD	U.S. Treasury Note 10 Year Futures	March 2026	33,150,902	32,877,469	(273,433)
26	USD	U.S. Treasury Note 2 Year Futures	March 2026	5,431,295	5,420,797	(10,498)
148	USD	U.S. Treasury Note 5 Year Futures	March 2026	16,199,884	16,121,594	(78,290)
202	USD	Ultra U.S. Treasury Bond Futures	March 2026	24,209,926	23,722,375	(487,551)
169	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2026	19,499,835	19,292,406	(207,429)
Total				$122,305,222	$121,021,053	$(1,284,169)
Interest rate futures sell contracts:
4	EUR	EURO Bobl 5 Year Index Future	March 2026	$(553,122)	$(552,895)	$227
8	EUR	French Government Bond Futures	March 2026	(1,148,821)	(1,156,237)	(7,416)
U.S. Treasury futures sell contracts:
18	USD	Ultra U.S. Treasury Bond Futures	March 2026	$(2,162,558)	$(2,113,875)	$48,683
5	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2026	(576,243)	(570,781)	5,462
Total				$(4,440,744)	$(4,393,788)	$46,956
Net unrealized appreciation (depreciation)						$(1,237,213)

Centrally cleared credit default swap agreements on credit indices—sell protection15

Referenced obligations	Implied credit spread as of January 31, 2026[16]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the portfolio[17]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.IG.S45	N/A	USD	100	12/20/30	Quarterly	(1.000)%	$2,077	$2,368	$291
iTraxx Europe Crossover S43	N/A	EUR	355	06/20/30	Quarterly	(5.000)	34,466	44,399	9,933
Total							$36,543	$46,767	$10,224

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

OTC credit default swap agreements on credit indices—sell protection15

Counterparty	Implied credit spread as of 01/31/26[16]	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[17]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BNP	N/A	iTraxx Europe Crossover S44	EUR	200	12/20/30	Quarterly	5.000%	$43,501	$47,368	$3,867
BOA	N/A	iTraxx Europe Crossover S44	EUR	200	12/20/30	At Maturity	5.000	42,330	47,368	5,038
MSCI	N/A	iTraxx Europe Crossover S44	EUR	70	12/20/30	Quarterly	5.000	15,319	16,578	1,259
JPMCB	N/A	iTraxx Europe Crossover S44	EUR	230	12/20/30	Quarterly	5.000	49,939	54,473	4,534
CITI	N/A	iTraxx Europe Crossover S44	EUR	500	12/20/30	Quarterly	5.000	108,835	118,419	9,584
								$259,924	$284,206	$24,282

Centrally cleared credit default swap agreements on corporate issues—sell protection15

Referenced obligations	Implied credit spread as of 01/31/26[16]	Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[17]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
AT&T, Inc., 3.800%, due 06/20/28	N/A	USD	400	06/20/28	Quarterly	1.000%	$(750)	$6,162	$6,912
Boeing Co., 2.600%, due 06/20/26	N/A	USD	100	06/20/26	Quarterly	1.000	65	442	377
Boeing Co., 5.150%, due 12/20/30	N/A	USD	300	12/20/30	Quarterly	1.000	4,635	5,952	1,317
T-Mobile USA, Inc., 4.750%, due 06/20/28	N/A	USD	200	06/20/28	Quarterly	5.000	16,417	23,086	6,669
Verizon Communications, Inc., 4.125%, due 06/20/28	N/A	USD	400	06/20/28	Quarterly	1.000	(505)	6,373	6,878
Verizon Communications, Inc., 4.125%, due 12/20/28	N/A	USD	100	12/20/28	Quarterly	1.000	(136)	1,775	1,911
Total							$19,726	$43,790	$24,064

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[17]	Payments received by the portfolio[17]	Value	Unrealized appreciation (depreciation)
AUD	500	09/20/33	Semi-annual	6 mo. AUD Bank Bill Swap	4.500%	$(4,371)	$1,416
AUD	300	03/20/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	(3,194)	3,612
AUD	500	09/18/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	(6,139)	(8,076)
AUD	300	03/19/35	Semi-annual	6 mo. AUD Bank Bill Swap	4.000	(12,337)	(12,053)
BRL	4,300	01/04/27	At Maturity	1 day BRL CDI	11.548	(28,775)	(28,775)
BRL	1,050	01/04/27	At Maturity	1 day BRL CDI	11.528	(7,135)	(7,135)
BRL	300	01/04/27	At Maturity	1 day BRL CDI	13.926	(154)	(154)
BRL	3,100	01/04/27	At Maturity	1 day BRL CDI	13.927	(1,580)	(1,596)
BRL	200	01/04/27	At Maturity	1 day BRL CDI	14.009	(40)	(40)
BRL	200	01/02/29	At Maturity	1 day BRL CDI	13.320	310	310

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[17]	Payments received by the portfolio[17]	Value	Unrealized appreciation (depreciation)
BRL	1,800	01/02/29	At Maturity	1 day BRL CDI	13.291%	$2,433	$2,451
BRL	200	01/02/29	At Maturity	1 day BRL CDI	13.354	229	229
BRL	2,200	01/02/29	At Maturity	1 day BRL CDI	13.400	3,562	3,607
BRL	3,100	01/02/29	At Maturity	13.017%	1 day BRL CDI	(653)	(653)
BRL	700	01/02/29	At Maturity	13.000	1 day BRL CDI	(106)	(106)
CAD	1,100	06/01/32	Semi-annual	3.500	1 day CAD CORRA	(29,296)	(22,132)
EUR	200	10/05/29	Annual	2.063	1 day EUR STR	479	479
EUR	100	10/05/29	Annual	2.050	1 day EUR STR	299	299
EUR	100	10/05/29	Annual	2.056	1 day EUR STR	270	270
EUR	200	03/09/33	Annual	6 mo. EURIBOR	2.547	1,375	1,375
EUR	100	11/05/34	Annual	6 mo. EURIBOR	2.410	(3,432)	(3,432)
EUR	1,700	03/18/36	Annual	6 mo. EURIBOR	2.750	(22,972)	(16,717)
EUR	100	08/13/29	Semi-annual	2.700	6 mo. EURIBOR	(1,606)	(1,606)
EUR	100	08/14/29	Semi-annual	2.650	6 mo. EURIBOR	(1,372)	(1,372)
EUR	100	09/25/29	Semi-annual	2.300	6 mo. EURIBOR	280	280
EUR	100	04/09/30	Semi-annual	2.400	6 mo. EURIBOR	(1,317)	(1,317)
EUR	100	04/29/30	Semi-annual	2.350	6 mo. EURIBOR	(988)	(988)
EUR	740	03/18/56	Semi-annual	3.000	6 mo. EURIBOR	29,666	41,253
GBP	800	03/18/36	Annual	4.000	1 day GBP SONIA	12,520	5,958
GBP	100	03/18/56	Annual	4.500	1 day GBP SONIA	2,296	4,229
JPY	70,000	06/18/32	Annual	1.250	1 day JPY TONA	10,460	(1,844)
JPY	10,000	06/18/45	Annual	1 day JPY TONA	2.000	(5,942)	866
JPY	10,000	06/18/55	Annual	1 day JPY TONA	2.000	(11,918)	959
USD	400	05/31/28	Annual	3.807	1 day USD SOFR	(3,009)	(3,009)
USD	200	06/20/29	Annual	3.750	1 day USD SOFR	(1,601)	(540)
USD	800	12/18/29	Annual	3.750	1 day USD SOFR	(8,820)	2,545
USD	100	10/31/30	Annual	3.727	1 day USD SOFR	(890)	(890)
USD	100	10/31/30	Annual	3.722	1 day USD SOFR	(867)	(867)
USD	200	10/31/30	Annual	3.739	1 day USD SOFR	(1,894)	(1,894)
USD	100	10/31/30	Annual	3.732	1 day USD SOFR	(913)	(913)
USD	675	04/30/31	Annual	3.694	1 day USD SOFR	(2,081)	(2,081)
USD	700	05/15/32	Annual	3.750	1 day USD SOFR	(4,417)	(3,823)
USD	200	06/15/32	Annual	1.750	1 day USD SOFR	24,541	4,891
USD	1,200	06/21/33	Annual	3.000	1 day USD SOFR	63,114	47,041
USD	1,690	08/15/33	Annual	3.687	1 day USD SOFR	5,982	5,982
USD	700	08/15/33	Annual	3.734	1 day USD SOFR	161	161
USD	300	08/15/33	Annual	3.763	1 day USD SOFR	(541)	(541)
USD	200	08/15/33	Annual	3.753	1 day USD SOFR	(218)	(218)
USD	700	08/15/33	Annual	3.717	1 day USD SOFR	1,015	1,015
USD	300	08/15/33	Annual	3.745	1 day USD SOFR	(160)	(160)
USD	300	08/15/33	Annual	3.754	1 day USD SOFR	(353)	(353)
USD	100	11/22/33	Annual	4.250	1 day USD SOFR	(3,667)	(3,667)
USD	30	12/19/33	Annual	3.950	1 day USD SOFR	(466)	(466)
USD	600	12/20/33	Annual	3.500	1 day USD SOFR	9,496	7,049
USD	300	02/18/35	Annual	4.095	1 day USD SOFR	(6,341)	(6,341)
USD	100	03/11/35	Annual	3.899	1 day USD SOFR	(418)	(418)

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Centrally cleared interest rate swap agreements—(concluded)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[17]	Payments received by the portfolio[17]	Value	Unrealized appreciation (depreciation)
USD	100	03/12/35	Annual	3.905%	1 day USD SOFR	$(540)	$(540)
USD	200	03/24/35	Annual	3.930	1 day USD SOFR	(1,504)	(1,504)
USD	100	08/15/35	Annual	3.640	1 day USD SOFR	1,475	1,278
USD	100	08/15/35	Annual	3.700	1 day USD SOFR	1,081	1,168
USD	109	08/15/35	Annual	3.715	1 day USD SOFR	964	662
USD	100	09/17/35	Annual	3.551	1 day USD SOFR	2,448	2,448
USD	1,800	06/20/54	Annual	3.500	1 day USD SOFR	219,949	177,126
USD	100	12/17/54	Annual	3.765	1 day USD SOFR	7,681	7,681
USD	200	12/18/54	Annual	3.500	1 day USD SOFR	24,316	19,784
USD	100	02/15/55	Annual	3.642	1 day USD SOFR	10,198	10,198
Total						$254,573	$220,401

OTC credit default swap agreements on corporate issues—sell protection15

Counterparty	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[17]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
DB	Petroleos Mexicanos	USD	35	07/06/26	Monthly	(4.750)%	$—	$216	$216
GSI	SoftBank Group Corp.	USD	100	06/20/26	Quarterly	(1.000)	(185)	(113)	72
Total							$(185)	$103	$288

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the portfolio[17]	Payments received by the portfolio[17]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GSI	USD	16	04/13/26	At Maturity	1 day USD SOFR	0.100%	$—	$(1,313)	$(1,313)
GSI	USD	13	04/20/26	At Maturity	1 day USD SOFR	0.000	—	1,971	1,971
							$—	$658	$658

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	48,482	TRY	2,190,290	02/02/26	$1,884
BB	AUD	1,558,000	USD	1,041,356	02/03/26	(43,558)
BB	EUR	2,364,651	USD	2,766,938	02/03/26	(36,001)
BB	NZD	98,000	USD	59,409	02/03/26	403
BB	USD	2,999,289	EUR	2,513,651	02/03/26	(19,733)
BB	USD	284,681	TRY	12,866,715	02/03/26	11,194
BB	USD	36,985	TRY	1,679,082	02/09/26	1,443

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	137,112	TRY	6,021,219	02/13/26	$264
BB	ILS	324,564	USD	102,278	02/19/26	(2,443)
BB	USD	83,735	TRY	3,822,252	02/20/26	3,004
BB	USD	107,061	MXN	1,985,000	02/23/26	6,329
BB	USD	14,730	TRY	673,483	02/24/26	507
BB	MYR	93,871	USD	23,117	02/25/26	(708)
BB	USD	10,897	TRY	498,206	02/25/26	366
BB	ZAR	5,395,581	USD	329,146	02/26/26	(4,297)
BB	AUD	1,558,000	USD	1,091,950	03/03/26	7,087
BB	EUR	2,513,651	USD	3,003,263	03/03/26	19,768
BB	USD	59,472	NZD	98,000	03/03/26	(405)
BB	USD	69,369	TRY	3,156,160	03/04/26	1,603
BB	USD	11,378	TRY	520,104	03/12/26	248
BB	USD	28,586	TRY	1,308,076	03/16/26	565
BB	USD	50,351	TRY	2,288,564	04/01/26	47
BB	USD	15,574	TRY	715,494	04/07/26	111
BB	USD	77,122	TRY	3,514,486	04/07/26	(78)
BB	PLN	10,846	USD	3,014	04/15/26	(38)
BNP	TWD	1,414,263	USD	44,665	02/02/26	(275)
BNP	USD	45,121	TWD	1,414,263	02/02/26	(182)
BNP	BRL	108,350	USD	20,000	02/03/26	(588)
BNP	EUR	149,000	USD	173,640	02/03/26	(2,977)
BNP	USD	20,000	BRL	107,789	02/03/26	482
BNP	USD	107	BRL	562	02/03/26	(1)
BNP	USD	589,646	CAD	800,332	02/03/26	(1,855)
BNP	TWD	1,576,027	USD	49,690	02/05/26	(397)
BNP	USD	50,000	TWD	1,570,467	02/05/26	(90)
BNP	KRW	50,552,364	USD	34,950	02/09/26	(178)
BNP	USD	60,000	IDR	1,005,536,967	02/09/26	(97)
BNP	USD	120,000	TWD	3,783,784	02/09/26	284
BNP	IDR	319,970,788	USD	19,117	02/11/26	56
BNP	USD	90,000	TWD	2,855,543	02/23/26	857
BNP	USD	130,588	KRW	188,534,231	02/27/26	514
BNP	CAD	799,373	USD	589,646	03/03/26	1,862
BNP	KRW	143,343,310	USD	99,789	03/03/26	96
BNP	TWD	353,169	USD	11,372	03/18/26	119
BNP	TWD	315,256	USD	9,978	03/18/26	(67)
BNP	BRL	400,000	USD	70,031	04/02/26	(4,965)
BNP	PLN	11,060	USD	3,070	04/15/26	(43)
BNP	USD	52,610	PLN	189,685	04/15/26	773
BNP	USD	19,117	IDR	321,232,510	06/10/26	(24)
BOA	IDR	514,417,000	USD	30,680	02/09/26	35
BOA	TWD	692,091	USD	21,805	02/09/26	(196)
BOA	USD	32,900	IDR	553,561,534	02/11/26	77
BOA	ILS	541,078	USD	171,576	02/19/26	(3,002)
BOA	USD	20,678	KRW	29,465,765	02/19/26	(195)

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	IDR	339,770,000	USD	20,000	02/23/26	$(237)
BOA	KRW	29,457,700	USD	20,678	02/27/26	194
BOA	USD	99,789	KRW	143,496,582	03/03/26	10
BOA	USD	98,176	MXN	1,800,000	03/09/26	4,512
BOA	USD	5,863	INR	541,000	04/07/26	(7)
CITI	CAD	544,891	USD	395,197	02/03/26	(4,989)
CITI	TWD	2,302,450	USD	72,605	02/09/26	(588)
CITI	USD	35,514	KRW	50,628,005	02/09/26	(333)
CITI	ILS	64,107	USD	20,166	02/19/26	(518)
CITI	KRW	50,595,333	USD	35,514	02/27/26	331
CITI	USD	81,053	KRW	116,740,871	02/27/26	126
CITI	TWD	383,869	USD	12,333	03/18/26	102
CITI	USD	573,794	INR	52,304,355	04/07/26	(7,614)
CITI	PEN	295,122	USD	85,118	04/10/26	(2,348)
CITI	CAD	85,014	USD	63,165	04/15/26	540
CITI	CAD	744,270	USD	541,506	04/15/26	(6,752)
CITI	EUR	2,683,726	USD	3,156,447	04/15/26	(35,338)
CITI	GBP	670,000	USD	906,001	04/15/26	(10,702)
CITI	USD	131,197	AUD	195,367	04/15/26	4,815
CITI	USD	91,671	CLP	83,000,000	04/15/26	3,280
CITI	USD	39,895	NOK	400,000	04/15/26	1,625
CITI	PEN	430,703	USD	124,747	07/16/26	(2,638)
DB	ILS	509,101	USD	160,120	02/19/26	(4,142)
DB	USD	20,737	THB	650,857	02/20/26	(29)
DB	TWD	2,854,191	USD	90,503	02/23/26	(311)
DB	USD	1	KRW	1,439	02/27/26	0
DB	USD	445,404	PLN	1,617,978	04/22/26	9,946
GS	INR	2,703,510	USD	29,397	02/02/26	7
GS	USD	30,000	INR	2,703,510	02/02/26	(610)
GS	CAD	254,434	USD	183,442	02/03/26	(3,423)
GS	CNH	36,000	USD	5,182	02/03/26	10
GS	USD	142,026	CHF	108,934	02/03/26	(1,111)
GS	TWD	791,691	USD	24,976	02/09/26	(191)
GS	USD	60,546	TRY	2,760,532	02/18/26	2,195
GS	ILS	402,562	USD	126,058	02/19/26	(3,829)
GS	USD	20,000	KRW	29,495,595	02/23/26	507
GS	USD	24,976	TWD	791,915	02/23/26	221
GS	INR	917,350	USD	10,000	02/27/26	42
GS	USD	107,367	MXN	1,992,000	03/02/26	6,350
GS	BRL	29,284	USD	5,323	03/03/26	(206)
GS	CHF	108,606	USD	142,026	03/03/26	1,112
GS	USD	969,447	BRL	5,371,610	03/03/26	44,801
GS	USD	11,309	TRY	514,252	03/06/26	237
GS	PEN	461,690	USD	137,000	03/18/26	101
GS	BRL	1,700,000	USD	300,695	04/02/26	(18,040)
GS	USD	91,424	MXN	1,685,000	04/15/26	4,360

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GSI	AUD	100,000	USD	69,458	04/15/26	$(161)
GSI	CAD	207,038	USD	149,830	04/15/26	(2,682)
GSI	USD	128,533	EUR	109,000	04/15/26	1,102
GSI	USD	116,523	MXN	2,115,377	04/15/26	3,725
GSI	ZAR	3,557,899	USD	215,464	04/15/26	(3,646)
HSBC	CHF	15,000	USD	18,765	02/03/26	(638)
HSBC	CNH	248,424	USD	35,697	02/03/26	7
HSBC	GBP	11,000	USD	14,756	02/03/26	(296)
HSBC	NZD	52,000	USD	29,868	02/03/26	(1,441)
HSBC	SGD	703,303	USD	550,679	02/03/26	(2,188)
HSBC	USD	20,395	CNH	141,572	02/03/26	(56)
HSBC	USD	86,414	NZD	150,000	02/03/26	3,901
HSBC	MXN	29,119	USD	1,558	02/25/26	(105)
HSBC	CNH	141,344	USD	20,395	03/03/26	58
HSBC	GBP	476,000	USD	641,511	03/03/26	(9,804)
HSBC	SGD	701,593	USD	554,131	03/03/26	1,523
HSBC	USD	149,167	JPY	22,700,000	03/03/26	(2,137)
HSBC	USD	15,918	MXN	292,996	03/09/26	797
JPMCB	INR	2,702,959	USD	29,474	02/02/26	90
JPMCB	USD	29,391	INR	2,702,959	02/02/26	(7)
JPMCB	CHF	93,905	USD	118,139	02/03/26	(3,335)
JPMCB	KRW	226,529,880	USD	158,079	02/13/26	639
JPMCB	USD	10,000	IDR	168,668,000	02/18/26	47
JPMCB	ILS	92,915	USD	29,257	02/19/26	(722)
JPMCB	KRW	29,491,400	USD	20,000	02/19/26	(501)
JPMCB	THB	352	USD	11	02/20/26	0
JPMCB	TWD	1,040,688	USD	33,000	02/23/26	(112)
JPMCB	USD	21,621	MXN	401,370	02/27/26	1,298
JPMCB	USD	488,450	JPY	74,647,820	03/03/26	(4,948)
JPMCB	USD	4	MXN	69	03/18/26	0
JPMCB	USD	33,000	TWD	1,039,929	03/18/26	135
JPMCB	USD	29,474	INR	2,718,613	04/07/26	(46)
JPMCB	USD	11,721	MXN	215,760	04/09/26	551
JPMCB	USD	352,390	MXN	6,310,035	04/20/26	6,130
Net unrealized appreciation (depreciation)						$(93,769)

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Preferred stocks	$6,253,370	$—	$—	$6,253,370
Exchange traded funds	1,710,511	—	—	1,710,511
Asset-backed securities	—	54,921,167	—	54,921,167
Corporate bonds	—	187,271,892	—	187,271,892
Loan assignments	—	33,448,133	—	33,448,133
Mortgage-backed securities	—	47,909,812	—	47,909,812
Municipal bonds	—	1,907,956	—	1,907,956
Non-U.S. government agency obligations	—	10,085,129	—	10,085,129
U.S. government agency obligations	—	33,715,272	517	33,715,789
U.S. Treasury obligations	—	52,102,507	—	52,102,507
Investments companies	8,828,863	—	—	8,828,863
Short-term U.S. Treasury obligations	—	2,632,054	—	2,632,054
Foreign exchange options purchased	—	9,572	—	9,572
Investment of cash collateral from securities loaned	10,030,983	—	—	10,030,983
Futures contracts	55,001	—	—	55,001
Swap agreements	—	813,550	—	813,550
Forward foreign currency contracts	—	165,405	—	165,405
Total	$26,878,728	$424,982,449	$517	$451,861,694
Liabilities
U.S. government agency obligations	$—	$(675,748)	$—	$(675,748)
Foreign exchange options written	—	(5,455)	—	(5,455)
Options written	(4,249)	(143)	—	(4,392)
Swaptions written	—	(917)	—	(917)
Futures contracts	(1,292,214)	—	—	(1,292,214)
Swap agreements	—	(183,453)	—	(183,453)
Forward foreign currency contracts	—	(259,174)	—	(259,174)
Total	$(1,296,463)	$(1,124,890)	$—	$(2,421,353)

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

PACE Strategic Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  In U.S. dollars unless otherwise indicated.

2  Floating or variable rate securities. The rates disclosed are as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $171,695,066, represented 41.6% of the Portfolio's net assets at period end.

4  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

5  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

6  Security, or portion thereof, was on loan at the period end.

7  Perpetual investment. Date shown reflects the next call date.

8  Bond interest in default.

9  Position is unsettled. Contract rate was not determined at January 31, 2026 and does not take effect until settlement.

10  Zero coupon bond.

11  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

12  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

13  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

14  Rate shown reflects yield at January 31, 2026.

15  If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

16  Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

17  Payments made or received are based on the notional amount.

See accompanying notes to financial statements.

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Municipal bonds—97.7%
Alabama—5.9%
Black Belt Energy Gas District, Revenue Bonds, Series B, 5.000%, due 10/01/35	$1,000,000	$1,042,692
Series D, 5.000%, due 11/01/34	1,000,000	1,085,005
County of Jefferson Sewer Revenue, Refunding, Revenue Bonds, 5.000%, due 10/01/32	1,000,000	1,132,450
5.000%, due 10/01/38	1,000,000	1,107,989
5.000%, due 10/01/39	1,000,000	1,100,468
5.250%, due 10/01/40	750,000	832,247
Southeast Energy Authority A Cooperative District, Revenue Bonds, Series E, 5.000%, due 10/01/30	2,500,000	2,714,267
		9,015,118
Arizona—2.4%
Arizona Industrial Development Authority, Revenue Bonds, Series 2019-2,Class A 3.625%, due 05/20/33	781,478	782,857
Chandler Industrial Development Authority, Intel Corp., Revenue Bonds, AMT, 4.000%, due 06/01/49[1]	750,000	765,006
City of Phoenix Civic Improvement Corp., City of Phoenix Airport, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/30	1,000,000	1,071,176
Salt Verde Financial Corp., Revenue Bonds, 5.000%, due 12/01/32	1,000,000	1,098,413
		3,717,452
California—3.2%
California Housing Finance Agency, Revenue Bonds, Series 2021-1,Class A 3.500%, due 11/20/35	1,386,413	1,384,372
Los Angeles Department of Water & Power, Revenue Bonds, Series B, 5.000%, due 07/01/37	850,000	943,958
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding, Revenue Bonds, AMT, Series A, 5.000%, due 05/01/39	1,000,000	1,105,429
Southern California Public Power Authority, Los Angeles Department of Water & Power Power System, Revenue Bonds, Series 1, 5.000%, due 07/01/34	1,215,000	1,422,255
		4,856,014
	Face amount	Value
Municipal bonds—(continued)
Colorado—0.8%
Colorado Health Facilities Authority, AdventHealth Obligated Group, Refunding, Revenue Bonds, Series B, 5.000%, due 11/15/49[1,2]	$140,000	$142,903
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO Bonds, Series A, 5.000%, due 04/01/35[3]	1,000,000	1,106,058
		1,248,961
Connecticut—0.7%
State of Connecticut Special Tax, Revenue Bonds, Series A, 4.000%, due 05/01/36	1,000,000	1,047,331
District of Columbia—1.1%
District of Columbia Income Tax Revenue, Revenue Bonds, Series A, 5.000%, due 07/01/41	1,500,000	1,639,534
Florida—2.5%
County of Miami-Dade Water & Sewer System, Revenue Bonds, Series B, 5.000%, due 10/01/40	1,250,000	1,390,332
Miami Beach Redevelopment Agency, Tax Allocation Bonds, (Assured Guaranty Corp.), 5.000%, due 02/01/31	720,000	799,842
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Revenue Bonds, 5.000%, due 10/15/39	1,500,000	1,688,913
		3,879,087
Georgia—4.9%
City of Atlanta Department of Aviation, Revenue Bonds, AMT, Series B-1, 5.000%, due 07/01/30	1,000,000	1,095,137
Development Authority for Fulton County, WellStar Health System Obligated Group, Revenue Bonds, Series A, 5.000%, due 04/01/36	1,000,000	1,021,282
Georgia Ports Authority, Houston Methodist Hospital Obligated Group, Revenue Bonds, 5.000%, due 07/01/41	1,500,000	1,641,178
Main Street Natural Gas, Inc., Revenue Bonds, Series A, 5.500%, due 09/15/28	1,500,000	1,590,729
Series C, 5.000%, due 09/01/53[1]	1,000,000	1,062,974

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Georgia—(concluded)
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds, Series A, 5.000%, due 01/01/33	$1,000,000	$1,049,674
		7,460,974
Illinois—7.8%
Chicago Midway International Airport, Refunding, Revenue Bonds, AMT, Series C, 5.000%, due 01/01/34	1,500,000	1,677,883
City of Chicago Wastewater Transmission Revenue, Refunding, Revenue Bonds, (Build America Mutual Assurance Corp.), Series A, 5.000%, due 01/01/38	1,700,000	1,902,499
City of Chicago, GO Bonds, Series A, 5.000%, due 01/01/44	500,000	498,377
City of Chicago, Refunding, GO Bonds, Series A, 4.000%, due 01/01/35	1,250,000	1,241,353
County of Cook Sales Tax, Refunding, Revenue Bonds, 5.000%, due 11/15/35	2,500,000	2,591,338
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series A, 5.250%, due 04/01/43	900,000	985,420
Regional Transportation Authority, Revenue Bonds, (National Public Finance Guarantee Corp.), 6.500%, due 07/01/30	1,000,000	1,108,368
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/36	1,770,000	1,877,050
		11,882,288
Indiana—2.7%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds, Series 1, 4.000%, due 10/01/36	2,020,000	2,105,192
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/30	2,055,000	2,059,539
		4,164,731
	Face amount	Value
Municipal bonds—(continued)
Iowa—0.3%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds, Series A-2,Class 1 5.000%, due 06/01/33	$500,000	$537,091
Kentucky—1.9%
Kentucky Public Energy Authority, Refunding, Revenue Bonds, Series A-1, 5.250%, due 04/01/54[1]	2,000,000	2,161,502
Series C, 5.000%, due 05/01/36	750,000	813,013
		2,974,515
Louisiana—0.7%
Parish of St John the Baptist LA, Marathon Oil Corp, Refunding, Revenue Bonds, Series A-3, 2.200%, due 06/01/37[1]	1,000,000	997,303
Massachusetts—1.4%
Commonwealth of Massachusetts, GO Bonds, Series D, 4.000%, due 05/01/34	2,000,000	2,076,264
Michigan—0.7%
Detroit Downtown Development Authority, Catalyst Development Area, Refunding, Tax Allocation Bonds, 5.000%, due 07/01/38	1,000,000	1,118,242
New Jersey—4.0%
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds, Series A, 5.000%, due 06/01/34	6,000,000	6,201,772
New Mexico—2.4%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds, AMT, Series 1A, 5.000%, due 09/01/28	2,000,000	2,078,325
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Obligated Group, Refunding, Revenue Bonds, Series A, 4.000%, due 08/01/39	1,585,000	1,568,136
		3,646,461
New York—10.2%
Albany Capital Resource Corp., Albany Medical Center Hospital Obligated Group, Refunding, Revenue Bonds, Series A, 5.250%, due 05/01/41	1,000,000	1,134,757

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
City Of New York, GO Bonds, Series B, Subseries B-1, 5.250%, due 10/01/41	$1,180,000	$1,297,157
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds, Series E, 4.000%, due 03/15/42	2,860,000	2,862,879
New York State Housing Finance Agency, Revenue Bonds, Series A, 3.100%, due 05/01/56[1]	1,000,000	1,004,264
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Series A, 4.000%, due 03/15/39	1,890,000	1,915,862
New York Transportation Development Corp., JFK International Air New Terminal One LLC, Revenue Bonds, (Assured Guaranty Corp.), AMT, 4.250%, due 06/30/42	1,000,000	991,756
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT, 5.000%, due 12/01/35	2,000,000	2,180,298
5.000%, due 12/01/36	1,000,000	1,082,108
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds, AMT, Series A-P3, 5.000%, due 07/01/34	1,000,000	1,000,715
New York Transportation Development Corp., Revenue Bonds, (Assured Guaranty Corp.), AMT, 6.000%, due 06/30/43	1,000,000	1,129,888
TSASC, Inc., Refunding, Revenue Bonds, Series A, 5.000%, due 06/01/34	1,000,000	1,016,098
		15,615,782
North Carolina—1.8%
Charlotte NC Airport Revenue, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/36	1,540,000	1,686,583
Nash Health Care Systems, Revenue Bonds, 5.500%, due 02/01/44	995,000	1,083,686
		2,770,269
North Dakota—0.9%
North Dakota Housing Finance Agency, Revenue Bonds, Series C, 5.000%, due 07/01/42	1,330,000	1,443,328
Ohio—4.5%
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 5.000%, due 12/01/41	1,500,000	1,685,377
	Face amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
Ohio Water Development Authority, Revenue Bonds, Series A, 5.000%, due 12/01/39	$1,500,000	$1,691,229
State of Ohio, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series C, 2.750%, due 01/01/52[1]	1,980,000	1,980,566
Summit County Development Finance Authority, Akron Properties LLC, Revenue Bonds, (Build America Mutual Assurance Corp.), Series A, 5.000%, due 07/01/36	360,000	403,546
University of Cincinnati, Revenue Bonds, Series A, 5.250%, due 06/01/43	1,000,000	1,099,211
		6,859,929
Oklahoma—0.4%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, (Assured Guaranty Corp.), Series A, 4.000%, due 01/01/33	650,000	684,510
Pennsylvania—9.9%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Refunding, Revenue Bonds, Series A, 5.000%, due 04/01/29	3,190,000	3,345,505
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Revenue Bonds, AMT, 5.000%, due 06/30/34	2,200,000	2,433,958
Pennsylvania Housing Finance Agency, Refunding, Revenue Bonds, AMT, 5.000%, due 10/01/27	1,250,000	1,288,471
Pennsylvania Housing Finance Agency, Revenue Bonds, Series 151-A, 5.000%, due 10/01/32	1,050,000	1,182,864
Philadelphia Airport, Refunding, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/32	1,250,000	1,282,985
Philadelphia Authority for Industrial Development, Revenue Bonds, 5.000%, due 05/01/38	1,000,000	1,130,312
Philadelphia Housing Authority, Philadelphia Housing Authority Development Corp., Revenue Bonds, Series A, 5.000%, due 03/01/29	1,000,000	1,063,790

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(concluded)
Philadelphia School District Prerefunded, GO Bonds, (State Aid Withholding), Series F, 5.000%, due 09/01/30[2]	$10,000	$10,154
Philadelphia School District, GO Bonds, (State Aid Withholding), Series A, 4.000%, due 09/01/35	1,500,000	1,545,504
Southeastern Pennsylvania Transportation Authority, Revenue Bonds, 5.250%, due 06/01/40	1,750,000	1,938,097
		15,221,640
Rhode Island—2.3%
Rhode Island Health and Educational Building Corp., State of Rhode Island, Revenue Bonds, (Short-Term Appropriation), 4.000%, due 05/15/42	2,300,000	2,285,217
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT, Series A-Senior Bonds, 5.000%, due 12/01/30	1,125,000	1,205,648
		3,490,865
South Carolina—1.0%
Piedmont Municipal Power Agency, Catawba Project Power Sales, Refunding, Revenue Bonds, Series B, 4.000%, due 01/01/34	1,500,000	1,541,772
Tennessee—0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds, Series A, 5.000%, due 10/01/35	1,350,000	1,380,940
Texas—11.8%
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT, Series 1A, 5.000%, due 04/01/30	1,000,000	1,062,382
Central Texas Turnpike System, Refunding, Revenue Bonds, Series C, 5.000%, due 08/15/37	2,500,000	2,863,368
Dayton Independent School District, GO Bonds, (Permanent School Fund), 4.000%, due 02/15/40	1,000,000	1,000,208
Garland Independent School District, GO Bonds, (Permanent School Fund), Series A, 5.000%, due 02/15/42	2,000,000	2,167,192
	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds, Series A, 4.000%, due 10/01/35	$1,750,000	$1,792,031
Katy Independent School District, CIB, Refunding, GO Bonds, (Permanent School Fund), Series A, 3.000%, due 02/15/32	2,375,000	2,394,168
Midland Independent School District, GO Bonds, (Permanent School Fund), 5.000%, due 02/15/37	1,680,000	1,888,300
North East Texas Regional Mobility Authority Senior Lien, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/38	700,000	784,256
Plano Independent School District, GO Bonds, 5.000%, due 02/15/43	1,000,000	1,073,289
Tarrant County Cultural Education Facilities Finance Corp., Cumberland Rest Inc Obligated Group, Refunding, Revenue Bonds, 5.000%, due 10/01/32	1,675,000	1,841,150
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Series B, 5.500%, due 01/01/54[1]	1,000,000	1,125,818
		17,992,162
Virginia—1.7%
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Refunding, Revenue Bonds, AMT, 5.000%, due 12/31/42	1,000,000	1,030,011
Winchester Economic Development Authority, Valley Health Obligated Group, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/39	1,350,000	1,500,184
		2,530,195
Washington—3.0%
Port of Seattle, Revenue Bonds, AMT, Series C, 5.000%, due 04/01/32	1,000,000	1,000,795
State of Washington, GO Bonds, Series B, 5.000%, due 02/01/43	1,000,000	1,078,357
State of Washington, Refunding, GO Bonds, Series R-2022-C, 4.000%, due 07/01/36	1,500,000	1,573,866
Washington State Housing Finance Commission, Revenue Bonds, Series A-1, 3.500%, due 12/20/35	916,349	898,652
		4,551,670

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount	Value
Municipal bonds—(continued)
Wisconsin—5.9%
City of Milwaukee, GO Bonds, (Assured Guaranty Corp.), Series B4, 5.000%, due 04/01/35	$2,000,000	$2,260,200
Public Finance Authority KU, Campus Development Corp. project, University of Kansas, Revenue Bonds, 5.000%, due 03/01/34	1,500,000	1,502,305
Public Finance Authority, Duke Energy Progress LLC, Refunding, Revenue Bonds, Series A-2, 3.700%, due 10/01/46[1]	2,330,000	2,398,366
Public Finance Authority, Kahala Senior Living Community, Refunding, Revenue Bonds, 5.000%, due 11/15/40	425,000	455,002
Public Finance Authority, Oxford Properties LLC Project, Revenue Bonds, (Build America Mutual Assurance Corp.), Series A, 5.000%, due 07/01/34	500,000	564,263
	Face amount	Value
Municipal bonds—(concluded)
Wisconsin—(concluded)
Sparta Area School District, GO Bonds, (Assured Guaranty Corp.), 3.000%, due 03/01/39	$2,000,000	$1,837,401
		9,017,537
Total municipal bonds (cost—$148,911,057)		149,563,737
	Number of shares
Short-term investments—1.3%
Investment companies—1.3%
State Street Institutional U.S. Government Money Market Fund, 3.650%[4] (cost—$1,943,746)	1,943,746	1,943,746
Total investments—99.0% (cost—$150,854,803)		151,507,483
Other assets in excess of liabilities—1.0%		1,592,705
Net assets—100.0%		$153,100,188

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$149,563,737	$—	$149,563,737
Short-term investments	1,943,746	—	—	1,943,746
Total	$1,943,746	$149,563,737	$—	$151,507,483

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

PACE Municipal Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Portfolio footnotes

1  Floating or variable rate securities. The rates disclosed are as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,106,058, represented 0.7% of the Portfolio's net assets at period end.

4  Rate shown reflects yield at January 31, 2026.

See accompanying notes to financial statements.

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Asset-backed securities—2.8%
Ireland—1.3%
ARES European CLO XXI DAC, Series 21A, Class A, 3 mo. EURIBOR + 1.220%, 3.236%, due 04/15/38[2,3]	394,000	$467,142
Avoca CLO XXXII DAC, Series 32A, Class A1, 3 mo. EURIBOR + 1.170%, 3.186%, due 04/15/39[2,3]	396,000	469,924
Palmer Square European CLO DAC, Series 2025-2A, Class A, 3 mo. EURIBOR + 1.350%, 3.366%, due 07/15/38[2,3]	381,000	452,576
Ravensdale Park CLO DAC, Series 1A, Class A, 3 mo. EURIBOR + 1.170%, 3.200%, due 04/25/38[2,3]	287,000	340,195
RRE 24 Loan Management DAC, Series 24A, Class A1, 3 mo. EURIBOR + 1.160%, 3.176%, due 04/15/40[2,3]	400,000	473,911
		2,203,748
United States—1.5%
Aqua Finance Issuer Trust, Series 2025-B, Class A, 4.790%, due 05/17/51[2]	182,444	184,286
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, due 03/15/34[2]	571,000	575,319
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3, 5.090%, due 03/22/27	168,413	168,744
Lendmark Funding Trust, Series 2025-2A, Class A, 4.780%, due 10/20/34[2]	420,000	423,577
Merchants Fleet Funding LLC, Series 2024-1A, Class A, 5.820%, due 04/20/37[2]	282,564	284,189
Progress Residential Trust, Series 2025-SFR3, Class A, 3.390%, due 07/17/42[2]	415,000	395,153
Santander Drive Auto Receivables Trust, Series 2025-3, Class C, 4.680%, due 09/15/31	96,000	96,689
Sierra Timeshare Receivables Funding LLC, Series 2025-2A, Class A, 4.720%, due 04/20/44[2]	72,196	72,587
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.300%, due 06/21/27[2]	93,741	94,015
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.250%, due 04/20/27[2]	88,371	88,605
		2,383,164
Total asset-backed securities (cost—$4,350,431)		4,586,912
	Face amount[1]		Value
Corporate bonds—36.8%
Argentina—0.0%†
Tecpetrol SA 7.625%, due 11/03/30[2]		50,000	$49,952
Australia—0.5%
Glencore Funding LLC 5.634%, due 04/04/34[2]		461,000	482,683
6.375%, due 10/06/30[2]		87,000	93,801
Santos Finance Ltd. 6.875%, due 09/19/33[2]		152,000	166,514
			742,998
Austria—0.1%
Benteler International AG 7.250%, due 06/15/31[4]	EUR	100,000	126,685
Belgium—0.4%
KBC Group NV (fixed, converts to FRN on 09/23/30), 4.454%, due 09/23/31[2,3]		200,000	199,378
(fixed, converts to FRN on 10/16/29), 4.932%, due 10/16/30[2,3]		225,000	229,393
(fixed, converts to FRN on 11/27/30), 6.000%, due 11/27/30[3,4,5]	EUR	200,000	248,294
			677,065
Canada—0.9%
Enbridge, Inc. 5.300%, due 04/05/29		260,000	268,251
Series 2017-A,
(fixed, converts to FRN on 07/15/27), 5.500%, due 07/15/77[3]		110,000	109,947
Toronto-Dominion Bank 3.666%, due 09/08/31[4]	EUR	700,000	865,948
Transcanada Trust (fixed, converts to FRN on 09/15/29), 5.500%, due 09/15/79[3]		165,000	164,618
			1,408,764
Colombia—0.2%
Ecopetrol SA 8.625%, due 01/19/29		200,000	214,250
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.375%, due 12/30/30[4]		200,000	186,130
			400,380
Denmark—0.1%
Danske Bank AS (fixed, converts to FRN on 03/01/29), 5.705%, due 03/01/30[2,3]		230,000	239,190
France—3.8%
Alstom SA (fixed, converts to FRN on 08/29/29), 5.868%, due 05/29/29[3,4,5]	EUR	100,000	125,580

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
France—(concluded)
BNP Paribas SA (fixed, converts to FRN on 01/13/32), 5.786%, due 01/13/33[2,3]		200,000	$210,047
(fixed, converts to FRN on 08/16/29), 7.750%, due 08/16/29[2,3,5]		400,000	424,845
(fixed, converts to FRN on 11/19/29), 5.283%, due 11/19/30[2,3]		290,000	298,674
BPCE SA 0.500%, due 02/24/27[4]	EUR	100,000	116,359
(fixed, converts to FRN on 01/13/36), 5.417%, due 01/13/37[2,3]		250,000	249,327
(fixed, converts to FRN on 01/14/30), 5.876%, due 01/14/31[2,3]		475,000	495,886
(fixed, converts to FRN on 10/19/28), 6.714%, due 10/19/29[2,3]		830,000	879,591
(fixed, converts to FRN on 10/19/33), 7.003%, due 10/19/34[2,3]		250,000	278,156
Credit Agricole SA (fixed, converts to FRN on 03/23/29), 7.250%, due 09/23/28[3,4,5]	EUR	200,000	255,557
(fixed, converts to FRN on 09/11/27), 4.631%, due 09/11/28[2,3]		250,000	251,888
(fixed, converts to FRN on 09/25/32), 4.818%, due 09/25/33[2,3]		250,000	249,192
(fixed, converts to FRN on 10/03/28), 6.316%, due 10/03/29[2,3]		355,000	373,559
Electricite de France SA 6.900%, due 05/23/53[2,6]		200,000	222,289
(fixed, converts to FRN on 09/15/30), 3.375%, due 06/15/30[3,4,5]	EUR	200,000	229,448
(fixed, converts to FRN on 09/17/32), 5.625%, due 06/17/32[3,4,5]	EUR	200,000	250,958
Societe Generale SA (fixed, converts to FRN on 04/10/36), 5.400%, due 04/10/37[2,3]		580,000	577,239
(fixed, converts to FRN on 04/13/32), 6.100%, due 04/13/33[2,3]		250,000	264,529
TotalEnergies SE (fixed, converts to FRN on 11/19/34), 4.500%, due 08/19/34[3,4,5]	EUR	200,000	240,425
Unibail-Rodamco-Westfield SE (fixed, converts to FRN on 10/04/30), 4.875%, due 07/04/30[3,4,5]	EUR	200,000	244,152
			6,237,701
Germany—1.3%
Commerzbank AG (fixed, converts to FRN on 07/16/31), 4.000%, due 07/16/32[3,4]	EUR	100,000	122,230
Deutsche Bank AG (fixed, converts to FRN on 02/10/33), 7.079%, due 02/10/34[3]		390,000	428,541
(fixed, converts to FRN on 08/04/30), 4.950%, due 08/04/31[3]		155,000	156,812
(fixed, converts to FRN on 11/20/28), 6.819%, due 11/20/29[3]		185,000	197,321
	Face amount[1]		Value
Corporate bonds—(continued)
Germany—(concluded)
IHO Verwaltungs GmbH 6.750% Cash or 7.500% PIK, 6.750%, due 11/15/29[4,7]	EUR	100,000	$125,125
RWE Finance U.S. LLC 5.875%, due 04/16/34[2]		150,000	157,500
Volkswagen International Finance NV (fixed, converts to FRN on 11/15/30), 5.493%, due 11/15/30[3,4,5]	EUR	100,000	124,242
Volkswagen Leasing GmbH 0.625%, due 07/19/29[4]	EUR	200,000	220,370
Vonovia SE 0.625%, due 12/14/29[4]	EUR	400,000	434,025
ZF Europe Finance BV 7.000%, due 06/12/30[4]	EUR	100,000	126,348
			2,092,514
Guatemala—0.1%
Energuate Trust 2 0 6.350%, due 09/15/35[2]		200,000	199,200
Hong Kong—0.1%
Melco Resorts Finance Ltd. 5.750%, due 07/21/28[2]		200,000	199,774
India—0.5%
India Clean Energy Holdings 4.500%, due 04/18/27[4]		200,000	196,840
India Green Power Holdings 4.000%, due 02/22/27[4]		216,650	212,431
Muthoot Finance Ltd. 7.125%, due 02/14/28[2]		340,000	348,500
			757,771
Ireland—1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300%, due 01/30/32		592,000	547,718
5.750%, due 06/06/28		175,000	181,203
AIB Group PLC (fixed, converts to FRN on 04/04/27), 2.250%, due 04/04/28[3,4]	EUR	500,000	590,934
(fixed, converts to FRN on 04/30/30), 7.125%, due 10/30/29[3,4,5]	EUR	200,000	257,221
Avolon Holdings Funding Ltd. 5.150%, due 01/15/30[2]		405,000	411,780
5.750%, due 03/01/29[2]		741,000	766,727
5.750%, due 11/15/29[2]		165,000	171,409
6.375%, due 05/04/28[2]		155,000	161,141
			3,088,133
Italy—1.2%
Enel Finance International NV 5.500%, due 06/15/52[2]		200,000	187,734
Intesa Sanpaolo SpA 6.625%, due 06/20/33[2]		405,000	446,644
(fixed, converts to FRN on 05/20/32), 7.000%, due 05/20/32[3,4,5]	EUR	200,000	260,992

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Italy—(concluded)
UniCredit SpA 0.850%, due 01/19/31[4]	EUR	350,000	$374,574
(fixed, converts to FRN on 01/15/27), 2.731%, due 01/15/32[3,4]	EUR	400,000	473,614
(fixed, converts to FRN on 06/03/32), 6.500%, due 12/03/31[3,4,5]	EUR	200,000	254,613
			1,998,171
Jamaica—0.1%
Digicel International Finance Ltd./Difl U.S. LLC 8.625%, due 08/01/32[2]		200,000	207,964
Japan—0.2%
Rakuten Group, Inc. 11.250%, due 02/15/27[2]		248,000	264,184
Luxembourg—0.2%
Herens Holdco SARL 4.750%, due 05/15/28[2]		200,000	176,084
INEOS Finance PLC 6.375%, due 04/15/29[4]	EUR	100,000	102,241
Maxam Prill SARL 6.000%, due 07/15/30[4]	EUR	100,000	123,054
			401,379
Macau—0.1%
Studio City Finance Ltd. 5.000%, due 01/15/29[4]		200,000	193,570
Mexico—1.2%
Alpek SAB de CV 4.250%, due 09/18/29[4]		200,000	187,000
CFE Fibra E 5.875%, due 09/23/40[2]		198,334	196,450
Corp. Inmobiliaria Vesta SAB de CV 5.500%, due 01/30/33[2]		200,000	199,580
Petroleos Mexicanos 6.700%, due 02/16/32		1,000,000	998,190
7.690%, due 01/23/50		455,000	409,500
			1,990,720
Netherlands—0.4%
Cooperatieve Rabobank UA (fixed, converts to FRN on 12/01/26), 0.375%, due 12/01/27[3,4]	EUR	100,000	116,639
ING Groep NV (fixed, converts to FRN on 11/16/26), 5.750%, due 11/16/26[3,5]		580,000	583,549
			700,188
Saudi Arabia—0.2%
Greensaif Pipelines Bidco SARL 5.853%, due 02/23/36[4]		255,000	264,389
South Africa—0.3%
Anglo American Capital PLC 4.750%, due 09/21/32[4]	EUR	200,000	253,257
5.750%, due 04/05/34[2]		200,000	209,404
			462,661
	Face amount[1]		Value
Corporate bonds—(continued)
Spain—1.4%
Banco Bilbao Vizcaya Argentaria SA, (fixed, converts to FRN on 09/19/29), 9.375%, due 03/19/29[3,5,6]		200,000	$223,766
Banco de Sabadell SA (fixed, converts to FRN on 05/20/31), 6.500%, due 05/20/31[3,4,5]	EUR	200,000	251,545
Banco Santander SA (fixed, converts to FRN on 05/21/29), 9.625%, due 11/21/28[3,5]		400,000	444,026
CaixaBank SA (fixed, converts to FRN on 01/24/33), 6.250%, due 07/24/32[3,4,5]	EUR	200,000	253,665
(fixed, converts to FRN on 03/15/29), 5.673%, due 03/15/30[2,3]		415,000	431,305
(fixed, converts to FRN on 07/19/28), 5.000%, due 07/19/29[3,4]	EUR	400,000	499,682
(fixed, converts to FRN on 09/13/33), 6.840%, due 09/13/34[2,3]		230,000	256,387
			2,360,376
Thailand—0.1%
Krung Thai Bank PCL (fixed, converts to FRN on 03/25/26), 4.400%, due 03/25/26[3,4,5]		200,000	199,625
Turkey—0.3%
Mersin Uluslararasi Liman Isletmeciligi AS 8.250%, due 11/15/28[4]		200,000	208,000
Turkiye Varlik Fonu Yonetimi AS 8.250%, due 02/14/29[4]		210,000	225,028
			433,028
United Kingdom—4.2%
BAT Capital Corp. 4.540%, due 08/15/47		157,000	130,391
Gatwick Funding Ltd. 6.125%, due 03/02/26[4]	GBP	100,000	137,027
Heathrow Funding Ltd. 6.450%, due 12/10/31[4]	GBP	350,000	515,000
6.750%, due 12/03/26[4]	GBP	478,000	667,352
HSBC Holdings PLC (fixed, converts to FRN on 03/04/29), 5.546%, due 03/04/30[3]		440,000	456,234
(fixed, converts to FRN on 05/19/31), 4.191%, due 05/19/36[3,4]	EUR	200,000	242,301
(fixed, converts to FRN on 06/17/31), 4.600%, due 12/17/30[3,5]		200,000	189,039
(fixed, converts to FRN on 11/06/30), 4.619%, due 11/06/31[3]		470,000	471,987
(fixed, converts to FRN on 11/19/27), 5.130%, due 11/19/28[3]		200,000	203,621
INEOS Quattro Finance 2 PLC 8.500%, due 03/15/29[4]	EUR	100,000	96,609
Lloyds Banking Group PLC, (fixed, converts to FRN on 09/27/31), 6.750%, due 09/27/31[3,5,6]		275,000	286,048

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
United Kingdom—(concluded)
Nationwide Building Society 2.000%, due 04/28/27[4]	EUR	300,000	$354,187
(fixed, converts to FRN on 12/20/27), 5.750%, due 06/20/27[3,4,5]	GBP	200,000	274,697
NatWest Group PLC (fixed, converts to FRN on 05/10/34), 8.125%, due 11/10/33[3,5,6]		200,000	226,050
(fixed, converts to FRN on 09/06/27), 4.067%, due 09/06/28[3,4]	EUR	505,000	612,947
Santander U.K. Group Holdings PLC (fixed, converts to FRN on 09/11/29), 4.858%, due 09/11/30[3]		340,000	344,391
(fixed, converts to FRN on 09/22/28), 4.320%, due 09/22/29[3]		200,000	200,323
Segro Capital SARL 1.250%, due 03/23/26[4]	EUR	200,000	236,670
Standard Chartered PLC (fixed, converts to FRN on 01/12/27), 2.608%, due 01/12/28[2,3,6]		343,000	338,205
(fixed, converts to FRN on 02/15/28), 7.750%, due 08/15/27[2,3,5]		200,000	207,800
(fixed, converts to FRN on 08/12/35), 5.400%, due 08/12/36[2,3]		240,000	243,785
(fixed, converts to FRN on 09/23/26), 1.200%, due 09/23/31[3,4]	EUR	200,000	235,146
(fixed, converts to FRN on 10/15/29), 5.005%, due 10/15/30[2,3]		200,000	204,138
			6,873,948
United States—17.0%
AbbVie, Inc. 4.050%, due 11/21/39		81,000	72,094
4.250%, due 11/21/49		170,000	140,020
American Airlines Pass-Through Trust Series 2016-3, Class A, 3.250%, due 10/15/28		45,853	43,991
Series 2017-2, Class A, 3.600%, due 10/15/29		56,437	53,775
American Express Co. (fixed, converts to FRN on 04/25/35), 5.667%, due 04/25/36[3]		80,000	83,802
(fixed, converts to FRN on 07/20/32), 4.918%, due 07/20/33[3]		65,000	65,847
Amgen, Inc. 5.750%, due 03/02/63		139,000	135,899
Athene Global Funding 5.033%, due 07/17/30[2,6]		305,000	307,577
5.543%, due 08/22/35[2]		200,000	200,572
Bank of America Corp. (fixed, converts to FRN on 01/24/30), 5.162%, due 01/24/31[3,6]		645,000	665,084
(fixed, converts to FRN on 03/08/32), 3.846%, due 03/08/37[3]		71,000	66,655
(fixed, converts to FRN on 10/20/31), 2.572%, due 10/20/32[3]		311,000	280,594
	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Boeing Co. 3.600%, due 05/01/34	240,000	$218,456
BP Capital Markets PLC (fixed, converts to FRN on 03/01/34), 6.450%, due 12/01/33[3,5]	280,000	297,188
(fixed, converts to FRN on 06/18/35), 6.125%, due 03/18/35[3,5]	235,000	241,738
Broadcom, Inc. 3.469%, due 04/15/34	35,000	31,820
5.200%, due 07/15/35	80,000	81,749
Cencora, Inc. 2.800%, due 05/15/30	51,000	48,034
CF Industries, Inc. 4.950%, due 06/01/43	159,000	143,499
Charles Schwab Corp. (fixed, converts to FRN on 11/14/35), 4.914%, due 11/14/36[3]	230,000	227,962
Charter Communications Operating LLC/ Charter Communications Operating Capital 2.250%, due 01/15/29	250,000	234,830
3.500%, due 06/01/41	275,000	196,810
5.850%, due 12/01/35	55,000	54,738
6.650%, due 02/01/34	125,000	131,647
Cheniere Energy Partners LP 4.500%, due 10/01/29	440,000	441,690
Citigroup, Inc. (fixed, converts to FRN on 02/13/29), 5.174%, due 02/13/30[3]	580,000	595,951
(fixed, converts to FRN on 03/20/29), 3.980%, due 03/20/30[3]	460,000	456,582
(fixed, converts to FRN on 03/31/30), 4.412%, due 03/31/31[3]	415,000	414,937
(fixed, converts to FRN on 05/01/31), 2.561%, due 05/01/32[3]	330,000	299,342
(fixed, converts to FRN on 09/11/30), 4.503%, due 09/11/31[3]	110,000	110,089
(fixed, converts to FRN on 09/19/29), 4.542%, due 09/19/30[3]	488,000	492,037
Columbia Pipelines Operating Co. LLC 5.927%, due 08/15/30[2]	65,000	68,862
6.036%, due 11/15/33[2]	230,000	245,566
Comcast Corp. 2.937%, due 11/01/56	300,000	169,090
Constellation Energy Generation LLC 6.250%, due 10/01/39	175,000	188,957
Coterra Energy, Inc. 5.900%, due 02/15/55	160,000	155,709
Diamondback Energy, Inc. 6.250%, due 03/15/33	350,000	377,600
Dominion Energy, Inc. (fixed, converts to FRN on 02/15/31), 6.000%, due 02/15/56[3]	327,000	330,526
Edison International (fixed, converts to FRN on 06/15/28), 8.125%, due 06/15/53[3]	63,000	65,197

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
Energy Transfer LP 5.600%, due 09/01/34		80,000	$82,365
(fixed, converts to FRN on 02/15/31), 6.500%, due 02/15/56[3]		613,000	613,029
Entergy Corp. (fixed, converts to FRN on 06/15/31), 5.875%, due 06/15/56[3,6]		25,000	25,024
(fixed, converts to FRN on 12/01/29), 7.125%, due 12/01/54[3]		257,000	269,061
Enterprise Products Operating LLC 5.200%, due 01/15/36		130,000	132,268
(fixed, converts to FRN on 02/15/28), 5.375%, due 02/15/78[3,6]		74,000	73,606
EUSHI Finance, Inc. (fixed, converts to FRN on 04/01/31), 6.250%, due 04/01/56[3]		111,000	111,467
(fixed, converts to FRN on 12/15/29), 7.625%, due 12/15/54[3]		78,000	82,039
Expand Energy Corp. 5.375%, due 03/15/30		338,000	344,014
Fifth Third Bancorp (fixed, converts to FRN on 04/29/31), 4.566%, due 04/29/32[3]		160,000	159,856
FirstEnergy Transmission LLC 2.866%, due 09/15/28[2]		210,000	203,706
Fiserv, Inc. 4.550%, due 02/15/31		100,000	99,404
Ford Motor Credit Co. LLC 4.867%, due 08/03/27	EUR	677,000	827,569
Foundry JV Holdco LLC 6.250%, due 01/25/35[2]		260,000	276,496
General Motors Financial Co., Inc. 5.625%, due 04/04/32		745,000	776,103
Global Payments, Inc. 5.550%, due 11/15/35		115,000	114,036
Goldman Sachs Group, Inc. (fixed, converts to FRN on 01/21/31), 4.516%, due 01/21/32[3]		295,000	294,889
(fixed, converts to FRN on 01/21/36), 5.065%, due 01/21/37[3]		168,000	167,280
(fixed, converts to FRN on 01/28/30), 5.207%, due 01/28/31[3]		660,000	680,524
(fixed, converts to FRN on 10/21/30), 4.369%, due 10/21/31[3]		370,000	367,890
(fixed, converts to FRN on 10/21/35), 4.939%, due 10/21/36[3]		203,000	200,169
HCA, Inc. 3.500%, due 09/01/30		117,000	112,489
3.500%, due 07/15/51		190,000	128,947
4.600%, due 11/15/32		48,000	47,552
5.250%, due 06/15/49		10,000	9,058
5.500%, due 06/15/47		70,000	66,063
Hyundai Capital America 4.875%, due 11/01/27[2]		360,000	364,894
	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
ITC Holdings Corp. 2.950%, due 05/14/30[2]		45,000	$42,503
5.400%, due 06/01/33[2]		370,000	380,039
5.650%, due 05/09/34[2]		140,000	145,769
JBS NV/JBS USA Foods Group Holdings, Inc./ JBS USA Food Co. Holdings 5.950%, due 04/20/35		265,000	278,473
6.500%, due 12/01/52		65,000	67,564
7.250%, due 11/15/53		120,000	135,923
Jersey Central Power & Light Co. 2.750%, due 03/01/32[2]		330,000	297,773
KeyCorp (fixed, converts to FRN on 03/06/34), 6.401%, due 03/06/35[3]		11,000	11,919
M&T Bank Corp. (fixed, converts to FRN on 01/16/35), 5.385%, due 01/16/36[3]		84,000	85,177
(fixed, converts to FRN on 03/13/31), 6.082%, due 03/13/32[3,6]		60,000	63,731
Mars, Inc. 5.200%, due 03/01/35[2]		150,000	153,577
5.700%, due 05/01/55[2]		145,000	144,518
Marvell Technology, Inc. 2.950%, due 04/15/31		179,000	165,904
5.450%, due 07/15/35[6]		346,000	355,649
Meta Platforms, Inc. 4.875%, due 11/15/35		103,000	101,882
5.400%, due 08/15/54		120,000	110,591
5.500%, due 11/15/45		165,000	158,670
5.625%, due 11/15/55		210,000	199,811
Monongahela Power Co., 5.850%, due 02/15/34[2,6]		60,000	63,547
Morgan Stanley (fixed, converts to FRN on 01/15/30), 5.230%, due 01/15/31[3]		245,000	252,231
(fixed, converts to FRN on 01/16/31), 4.493%, due 01/16/32[3]		195,000	194,871
(fixed, converts to FRN on 01/18/36), 5.314%, due 01/18/41[3]		75,000	74,081
(fixed, converts to FRN on 01/19/33), 5.948%, due 01/19/38[3]		199,000	208,153
(fixed, converts to FRN on 01/30/36), 5.073%, due 01/30/37[3]		200,000	199,070
(fixed, converts to FRN on 07/21/33), 5.424%, due 07/21/34[3]		156,000	161,498
(fixed, converts to FRN on 10/18/29), 4.654%, due 10/18/30[3]		480,000	485,885
Series I,
(fixed, converts to FRN on 10/22/30), 4.356%, due 10/22/31[3]		256,000	254,580
Morgan Stanley Private Bank NA (fixed, converts to FRN on 07/18/30), 4.734%, due 07/18/31[3]		250,000	253,286
Netflix, Inc. 4.625%, due 05/15/29	EUR	700,000	877,222

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
United States—(continued)
NextEra Energy Capital Holdings, Inc. (fixed, converts to FRN on 06/15/34), 6.750%, due 06/15/54[3]		160,000	$170,004
NiSource, Inc. (fixed, converts to FRN on 11/30/29), 6.950%, due 11/30/54[3]		190,000	197,885
Occidental Petroleum Corp. 4.625%, due 06/15/45		72,000	57,721
Oracle Corp. 5.375%, due 09/27/54		41,000	32,942
6.000%, due 08/03/55		96,000	84,026
Pacific Gas & Electric Co. 5.800%, due 05/15/34		265,000	274,898
6.000%, due 08/15/35		225,000	235,474
6.150%, due 01/15/33		210,000	222,681
6.750%, due 01/15/53		143,000	152,390
PG&E Corp. (fixed, converts to FRN on 03/15/30), 7.375%, due 03/15/55[3]		65,000	67,083
PNC Financial Services Group, Inc. (fixed, converts to FRN on 01/25/36), 5.423%, due 01/25/41[3]		45,000	44,958
(fixed, converts to FRN on 07/21/35), 5.373%, due 07/21/36[3]		30,000	30,717
(fixed, converts to FRN on 10/21/31), 4.812%, due 10/21/32[3]		155,000	157,237
Quanta Services, Inc. 5.100%, due 08/09/35		215,000	214,882
Realty Income Corp. 5.125%, due 07/06/34	EUR	100,000	129,942
Roper Technologies, Inc. 4.450%, due 09/15/30		110,000	110,254
Sempra (fixed, converts to FRN on 04/01/31), 6.375%, due 04/01/56[3]		85,000	86,959
Sierra Pacific Power Co. (fixed, converts to FRN on 12/15/30), 6.200%, due 12/15/55[3]		170,000	169,160
Solventum Corp. 5.450%, due 03/13/31		290,000	302,561
Southern California Edison Co. 5.200%, due 06/01/34		37,000	37,038
5.450%, due 03/01/35		118,000	119,309
Southern Co. Gas Capital Corp. 5.750%, due 09/15/33		100,000	105,752
Southern Power Co. Series A, 4.250%, due 10/01/30		27,000	26,931
Series B, 4.900%, due 10/01/35		71,000	69,759
Stellantis Financial Services U.S. Corp. 5.400%, due 09/15/30[2]		385,000	391,063
Truist Financial Corp. (fixed, converts to FRN on 10/23/35), 4.964%, due 10/23/36[3]		245,000	241,221
U.S. Bancorp (fixed, converts to FRN on 01/23/34), 5.678%, due 01/23/35[3]		65,000	68,160
	Face amount[1]		Value
Corporate bonds—(concluded)
United States—(concluded)
Uber Technologies, Inc. 4.800%, due 09/15/34		16,000	$15,916
4.800%, due 09/15/35		450,000	445,200
Vistra Operations Co. LLC 3.700%, due 01/30/27[2]		209,000	208,116
4.600%, due 10/15/30[2]		27,000	26,914
5.250%, due 10/15/35[2]		65,000	64,356
5.350%, due 01/31/36[2]		80,000	79,570
5.700%, due 12/30/34[2]		135,000	138,400
6.000%, due 04/15/34[2]		65,000	68,142
Wells Fargo & Co. (fixed, converts to FRN on 01/24/30), 5.244%, due 01/24/31[3]		560,000	578,570
(fixed, converts to FRN on 04/23/30), 5.150%, due 04/23/31[3]		415,000	427,330
(fixed, converts to FRN on 07/25/33), 5.557%, due 07/25/34[3]		201,000	209,468
(fixed, converts to FRN on 09/15/35), 4.892%, due 09/15/36[3,6]		360,000	356,063
(fixed, converts to FRN on 12/03/34), 5.211%, due 12/03/35[3]		304,000	308,325
WPC Eurobond BV 1.350%, due 04/15/28	EUR	200,000	230,208
Zoetis, Inc. 5.000%, due 08/17/35		90,000	90,616
			28,038,412
Total corporate bonds (cost—$58,697,843)			60,608,742
Mortgage-backed securities—2.5%
Spain—0.1%
Fondo de Titulizacion de Activos Santander Hipotecario 2, Series 2, Class A, 3 mo. EURIBOR + 0.150%, 2.176%, due 01/18/49[3,4]	EUR	92,083	108,403
			108,403
United Kingdom—0.4%
Silverstone Master Issuer PLC, Series 2022-1A, Class 2A, 1 day GBP SONIA + 0.290%, 4.032%, due 01/21/70[2,3]	GBP	552,000	754,107
			754,107
United States—2.0%
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.466%, due 12/25/59[2,3]		36,284	35,570
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.335%, due 09/10/58[3]		314,650	305,211
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.928%, due 01/15/49[3]		320,000	302,767

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Mortgage-backed securities—(concluded)
United States—(concluded)
Federal National Mortgage Association REMICS, Series 2021-86, Class T, 2.500%, due 09/25/48		1,309,328	$1,180,766
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.322%, due 05/10/50[3]		350,000	265,044
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.100%, due 07/25/65[2,3]		95,622	93,766
OBX Trust Series 2020-EXP1, Class 2A1, 1 mo. USD Term SOFR + 0.864%, 4.537%, due 02/25/60[2,3]		47,481	46,790
Series 2023-NQM1, Class A1, 6.120%, due 11/25/62[2,3]		152,727	153,398
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.275%, due 02/25/50[2,3]		10,945	10,579
UBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.384%, due 11/15/50[3]		360,000	334,603
Series 2018-C11, Class B, 4.713%, due 06/15/51[3]		440,000	417,771
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.528%, due 07/15/40[2,3]		100,000	103,063
			3,249,328
Total mortgage-backed securities (cost—$4,338,050)			4,111,838
Non-U.S. government agency obligations—40.4%
Bahrain—0.3%
Bahrain Government International Bonds 5.625%, due 05/18/34[4]		600,000	560,064
Bermuda—0.6%
Bermuda Government International Bonds 4.750%, due 02/15/29[2]		910,000	918,791
Canada—4.1%
Hydro-Quebec 6.500%, due 02/15/35	CAD	750,000	662,367
Province of British Columbia 2.800%, due 06/18/48	CAD	300,000	165,080
Province of Ontario 3.650%, due 06/02/33	CAD	3,430,000	2,548,223
Province of Quebec 3.600%, due 09/01/33	CAD	3,360,000	2,474,652
5.000%, due 12/01/41	CAD	1,100,000	860,806
			6,711,128
China—7.2%
China Development Bank 1.870%, due 09/05/35	CNY	3,370,000	480,208
	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
China—(concluded)
China Government Bonds 1.830%, due 08/25/35	CNY	14,750,000	$2,126,431
2.040%, due 11/25/34	CNY	18,280,000	2,690,547
2.110%, due 08/25/34	CNY	18,530,000	2,743,947
2.150%, due 08/25/55	CNY	19,160,000	2,691,811
4.500%, due 05/22/34[4]	CNY	6,000,000	1,036,955
			11,769,899
Colombia—0.4%
Colombia Government International Bonds 5.000%, due 06/15/45		680,000	502,010
6.500%, due 01/21/33		200,000	198,700
			700,710
Egypt—0.1%
Egypt Government International Bonds 8.500%, due 01/31/47[4]		200,000	193,235
El Salvador—0.2%
El Salvador Government International Bonds 7.650%, due 06/15/35[4]		78,000	80,691
9.650%, due 11/21/54[4]		150,000	171,178
			251,869
Germany—6.4%
Bundesobligation 2.200%, due 10/10/30[4]	EUR	5,970,000	7,024,227
Bundesrepublik Deutschland Bundesanleihe 2.600%, due 08/15/35[4]	EUR	1,115,000	1,299,103
Bundesschatzanweisungen 2.000%, due 12/16/27[4]	EUR	1,870,000	2,214,054
			10,537,384
Ghana—0.1%
Ghana Government International Bonds, Steps to 6.000% on 07/03/28, 5.000%, due 07/03/35[4]		100,000	91,000
Guatemala—0.1%
Guatemala Government Bonds 6.250%, due 08/15/36[2]		201,000	209,291
Hungary—0.2%
Hungary Government International Bonds 5.500%, due 03/26/36[2]		321,000	319,074
Indonesia—0.8%
Indonesia Treasury Bonds 8.750%, due 05/15/31	IDR	19,821,000,000	1,334,807
Italy—3.9%
Italy Buoni Poliennali Del Tesoro 4.300%, due 10/01/54[4]	EUR	5,395,000	6,396,368

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Japan—2.6%
Japan Government Thirty Year Bonds 1.000%, due 03/20/52	JPY	55,350,000	$200,385
2.100%, due 09/20/54	JPY	7,500,000	35,531
2.300%, due 12/20/54	JPY	138,100,000	686,047
2.400%, due 03/20/55	JPY	232,750,000	1,182,234
Japan Government Twenty Year Bonds 1.400%, due 12/20/42	JPY	224,900,000	1,149,219
1.500%, due 09/20/43	JPY	189,100,000	966,504
			4,219,920
Jordan—0.2%
Jordan Government International Bonds 5.750%, due 11/12/32[4]		350,000	342,674
Kenya—0.1%
Republic of Kenya Government International Bonds 9.500%, due 03/05/36[4]		200,000	213,800
Mexico—1.2%
Eagle Funding Luxco SARL 5.500%, due 08/17/30[4]		320,000	324,800
Mexico Bonos 7.500%, due 05/26/33	MXN	30,000,000	1,616,551
			1,941,351
Panama—0.1%
Panama Government International Bonds 3.870%, due 07/23/60		270,000	175,466
Romania—0.3%
Romania Government International Bonds 3.375%, due 01/28/50[4]	EUR	570,000	459,104
South Africa—1.3%
Republic of South Africa Government Bonds 8.000%, due 01/31/30	ZAR	18,220,000	1,158,438
9.000%, due 01/31/40	ZAR	6,600,000	418,144
Republic of South Africa Government International Bonds 5.750%, due 09/30/49		490,000	402,734
7.250%, due 12/11/55[2]		231,000	224,243
			2,203,559
South Korea—1.3%
Korea Treasury Bonds 3.500%, due 06/10/34	KRW	3,193,870,000	2,190,061
Spain—0.7%
Spain Government Bonds 4.000%, due 10/31/54[4]	EUR	980,000	1,144,799
Supranationals—0.9%
Africa Finance Corp. 5.550%, due 10/08/29[4]		200,000	203,978
Banque Ouest Africaine de Developpement 2.750%, due 01/22/33[2]	EUR	227,000	228,750
4.700%, due 10/22/31[4]		250,000	233,000
	Face amount[1]		Value
Non-U.S. government agency obligations—(concluded)
Supranationals—(concluded)
European Union 3.000%, due 03/04/53[4]	EUR	866,628	$859,290
			1,525,018
Suriname—0.1%
Suriname Government International Bonds 8.500%, due 11/06/35[2]		200,000	215,450
Turkey—0.7%
Turkiye Government International Bonds 6.300%, due 03/14/33		529,000	523,710
6.875%, due 01/14/38		597,000	590,284
			1,113,994
United Kingdom—6.5%
U.K. Gilts 4.500%, due 03/07/35[4]	GBP	7,870,000	10,749,586
Total non-U.S. government agency obligations (cost—$67,018,328)			66,488,402
U.S. government agency obligations—9.7%
United States—9.7%
Federal Home Loan Mortgage Corp. 4.500%, due 09/01/52		566,168	556,666
5.500%, due 05/01/53		642,518	653,729
5.500%, due 07/01/53		798,360	812,045
5.500%, due 11/01/54		2,296,431	2,329,559
6.000%, due 07/01/53		902,835	933,010
6.000%, due 08/01/53		221,008	226,525
6.000%, due 08/01/53		623,024	643,847
6.000%, due 01/01/54		634,576	655,325
Federal National Mortgage Association 2.500%, due 02/01/52		647,186	553,752
2.500%, due 05/01/52		692,947	597,146
3.000%, due 01/01/52		1,359,361	1,223,599
3.500%, due 05/01/58		1,070,201	994,320
5.000%, due 08/01/53		1,618,189	1,623,565
5.000%, due 01/01/56		368,886	368,769
5.500%, due 11/01/53		612,746	623,156
5.500%, due 11/01/55		909,165	921,875
6.000%, due 09/01/52		156,387	161,244
Government National Mortgage Association 3.000%, due 10/20/51		1,857,521	1,677,462
4.500%, due 02/20/55		370,253	361,685
Total U.S. government agency obligations (cost—$15,661,873)			15,917,279
U.S. treasury obligations—5.9%
United States—5.9%
U.S. Treasury Bonds 4.750%, due 05/15/55		30,800	30,112
4.750%, due 08/15/55		149,700	146,402
U.S. Treasury Notes 3.500%, due 10/31/27		5,975,000	5,970,799
3.625%, due 10/31/30		3,028,000	3,006,473
3.750%, due 06/30/27		525,000	526,558
Total U.S. treasury obligations (cost—$9,682,988)			9,680,344

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Short-term investments—0.3%
Investment companies—0.3%
State Street Institutional U.S. Government Money Market Fund, 3.650%[8] (cost—$487,506)	487,506	$487,506

	Number of contracts	Notional amount
Options purchased—0.0%†
Option purchased—0.0%†
10 Year U.S. Treasury Notes, strike @ 111.00, expires 02/20/26 (Counterparty:GS)	115,000	12,765	14,375
Total options purchased (cost—$39,531)			14,375
	Number of shares	Value
Investment of cash collateral from securities loaned—1.0%
Money market funds—1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.688%[8] (cost—$1,647,160)	1,647,160	$1,647,160
Total investments—99.4% (cost—$161,923,710)		163,542,558
Other assets in excess of liabilities—0.6%		1,004,760
Net assets—100.0%		$164,547,318

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
59	EUR	3 Month Euro Euribor Futures	December 2026	$17,149,853	$17,129,857	$(19,996)
22	AUD	Australian Bond 10 Year Futures	March 2026	1,689,464	1,672,174	(17,290)
U.S. Treasury futures buy contracts:
225	EUR	EURO Schatz 2 Year Index Futures	March 2026	$28,507,643	$28,511,954	$4,311
31	EUR	French Government Bond Futures	March 2026	4,481,560	4,480,420	(1,140)
48	EUR	Italian Government Bond Futures	March 2026	6,849,110	6,890,769	41,659
2	JPY	Japan Government Bond 10 Year Futures	March 2026	1,724,484	1,700,827	(23,657)
64	USD	U.S. Long Bond Futures	March 2026	7,482,116	7,368,000	(114,116)
113	USD	U.S. Treasury Note 2 Year Futures	March 2026	23,540,361	23,559,617	19,256
66	USD	U.S. Treasury Note 5 Year Futures	March 2026	7,221,839	7,189,359	(32,480)
12	GBP	United Kingdom Long Gilt Bond Futures	March 2026	1,512,327	1,491,776	(20,551)
Total				$100,158,757	$99,994,753	$(164,004)
Interest rate futures sell contracts:
59	EUR	3 Month Euro Euribor Futures	December 2028	$(17,051,156)	$(17,045,060)	$6,096
25	CAD	Canadian Bond 10 Year Futures	March 2026	(2,243,925)	(2,223,038)	20,887
23	EUR	EURO Bobl 5 Year Index Future	March 2026	(3,178,821)	(3,179,143)	(322)
6	EUR	Euro Bund 10 Year Futures	March 2026	(910,911)	(911,558)	(647)
71	EUR	German Euro Buxl 30 Year Futures	March 2026	(9,296,355)	(9,247,481)	48,874
89	USD	U.S. Treasury Note 10 Year Futures	March 2026	(9,964,020)	(9,952,703)	11,317
U.S. Treasury futures sell contracts:
24	USD	Ultra U.S. Treasury Bond Futures	March 2026	$(2,818,457)	$(2,818,500)	$(43)
85	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2026	(9,717,538)	(9,703,281)	14,257
Total				$(55,181,183)	$(55,080,764)	$100,419
Net unrealized appreciation (depreciation)						$(63,585)

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	JPY	5,147,500	USD	33,569	02/24/26	$248
BB	JPY	2,620,200	USD	16,624	02/24/26	(338)
BB	USD	934,077	EUR	782,222	02/24/26	(5,953)
BB	USD	370,832	ILS	1,165,259	02/24/26	5,152
BB	USD	38,452	JPY	6,072,000	02/24/26	853
BB	USD	35,336	JPY	5,413,700	02/24/26	(292)
BB	USD	155,831	NOK	1,572,727	02/24/26	7,462
BB	USD	573,888	SEK	5,225,412	02/24/26	13,364
BB	USD	1,175,774	ZAR	19,273,982	02/24/26	15,519
BNP	AUD	860,637	EUR	492,709	02/24/26	(14,674)
BNP	AUD	315,822	USD	219,100	02/24/26	(815)
BNP	CAD	389,605	USD	287,996	02/24/26	1,601
BNP	CAD	5,534,946	USD	3,995,271	02/24/26	(73,406)
BNP	CHF	454,552	GBP	425,949	02/24/26	(6,490)
BNP	CHF	59,220	USD	77,334	02/24/26	556
BNP	GBP	5,514	USD	7,393	02/24/26	(152)
BNP	JPY	2,038,250	USD	12,932	02/24/26	(262)
BNP	THB	6,362,042	USD	204,960	02/24/26	2,483
BNP	USD	302,291	AUD	432,510	02/24/26	(1,123)
BNP	USD	574,984	CHF	444,828	02/24/26	1,733
BNP	USD	5,311,655	CNH	36,947,928	02/24/26	2,671
BNP	USD	411,498	CNH	2,855,793	02/24/26	(742)
BNP	USD	1,152,529	EUR	984,338	02/24/26	15,412
BNP	USD	581,588	EUR	487,044	02/24/26	(3,698)
BNP	USD	579,576	GBP	423,904	02/24/26	460
BNP	USD	8,618,263	JPY	1,364,640,484	02/24/26	215,355
BNP	USD	1,124,692	PLN	4,065,043	02/24/26	19,339
BNP	USD	963,680	THB	30,236,706	02/24/26	(1,371)
BNP	USD	63,680	ZAR	1,025,800	02/24/26	(277)
BNP	ZAR	6,893,347	USD	420,013	02/24/26	(6,053)
BOA	USD	1,351,165	AUD	2,017,994	02/24/26	54,018
BOA	ZAR	3,366,842	USD	205,221	02/24/26	(2,878)
CITI	AUD	857,235	USD	572,564	02/24/26	(24,351)
CITI	CAD	791,163	SEK	5,185,760	02/24/26	1,220
CITI	GBP	426,690	USD	574,759	02/24/26	(9,089)
CITI	SEK	2,569,427	CAD	393,360	02/24/26	392
CITI	USD	2,223,992	AUD	3,311,769	02/24/26	82,080
CITI	USD	575,958	GBP	428,394	02/24/26	10,222
CITI	USD	205,351	SGD	259,895	02/24/26	(747)
GSI	CAD	394,879	USD	292,001	02/24/26	1,730
GSI	CHF	1,297,239	EUR	1,399,931	02/24/26	(20,812)
GSI	CHF	385,357	USD	502,866	02/24/26	3,253
GSI	CHF	1,935,231	USD	2,422,079	02/24/26	(86,937)
GSI	EUR	702,760	SGD	1,051,539	02/24/26	(6,007)
GSI	EUR	2,778,215	USD	3,306,425	02/24/26	10,009

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GSI	EUR	2,935,305	USD	3,440,350	02/24/26	$(42,458)
GSI	HUF	122,013,582	USD	368,296	02/24/26	(10,275)
GSI	MXN	2,368,580	USD	132,446	02/24/26	(2,843)
GSI	NZD	998,445	CHF	457,468	02/24/26	(8,528)
GSI	NZD	222,181	GBP	97,652	02/24/26	(261)
GSI	SEK	2,568,899	CAD	393,363	02/24/26	454
GSI	SEK	5,275,982	CHF	457,717	02/24/26	492
GSI	SGD	3,105,516	USD	2,418,977	02/24/26	(25,869)
GSI	USD	299,465	AUD	427,925	02/24/26	(1,490)
GSI	USD	287,310	CAD	398,425	02/24/26	5,567
GSI	USD	158,052	CHF	122,651	02/24/26	965
GSI	USD	762,585	CZK	15,842,790	02/24/26	9,143
GSI	USD	4,082,532	EUR	3,485,996	02/24/26	53,686
GSI	USD	579,299	GBP	425,949	02/24/26	3,536
GSI	USD	581,285	GBP	421,700	02/24/26	(4,265)
GSI	USD	579,396	JPY	88,278,335	02/24/26	(7,950)
GSI	USD	4,495,813	NZD	7,817,345	02/24/26	214,688
GSI	USD	153,190	RON	670,501	02/24/26	2,660
GSI	USD	3,022,570	SEK	27,786,432	02/24/26	100,177
GSI	USD	205,352	THB	6,441,790	02/24/26	(337)
GSI	USD	205,487	ZAR	3,391,334	02/24/26	4,126
GSI	ZAR	2,251,369	USD	138,939	02/24/26	(214)
HSBC	AUD	212,608	USD	142,424	02/24/26	(5,620)
HSBC	CNH	937,730	USD	135,001	02/24/26	125
HSBC	EUR	569,197	USD	677,586	02/24/26	2,221
HSBC	JPY	2,614,350	USD	16,611	02/24/26	(313)
HSBC	SEK	1,232,761	USD	135,252	02/24/26	(3,291)
HSBC	USD	1,320,483	AUD	1,959,659	02/24/26	44,079
HSBC	USD	98,749	GBP	73,426	02/24/26	1,721
HSBC	USD	672,840	TRY	29,954,640	02/24/26	4,856
HSBC	EUR	416,372	TRY	23,169,861	04/28/26	4,408
MSCI	EUR	2,493,043	USD	2,906,696	02/24/26	(51,357)
MSCI	GBP	7,052,863	USD	9,487,150	02/24/26	(163,414)
MSCI	USD	258,380	AUD	376,369	02/24/26	3,696
MSCI	USD	19,824	CNH	137,589	02/24/26	(34)
MSCI	USD	413,401	DKK	2,646,152	02/24/26	7,116
MSCI	USD	267,544	EUR	227,415	02/24/26	2,289
MSCI	USD	10,126	GBP	7,486	02/24/26	118
MSCI	USD	17,677	JPY	2,798,850	02/24/26	441
MSCI	USD	2,643,039	MXN	47,221,120	02/24/26	54,145
MSCI	USD	204,775	TRY	9,069,688	02/24/26	418
MSCI	USD	204,960	ZAR	3,375,692	02/24/26	3,686
MSCI	USD	776,410	TRY	35,393,446	03/24/26	7,647
SCB	GBP	841,449	ZAR	18,305,177	02/24/26	(19,958)
Net unrealized appreciation (depreciation)						$382,648

PACE Global Fixed Income Investments

Portfolio of investments—January 31, 2026 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$4,586,912	$—	$4,586,912
Corporate bonds	—	60,608,742	—	60,608,742
Mortgage-backed securities	—	4,111,838	—	4,111,838
Non-U.S. government agency obligations	—	66,488,402	—	66,488,402
U.S. government agency obligations	—	15,917,279	—	15,917,279
U.S. Treasury obligations	—	9,680,344	—	9,680,344
Short-term investments	487,506	—	—	487,506
Options purchased	14,375	—	—	14,375
Investment of cash collateral from securities loaned	1,647,160	—	—	1,647,160
Futures contracts	166,657	—	—	166,657
Forward foreign currency contracts	—	997,592	—	997,592
Total	$2,315,698	$162,391,109	$—	$164,706,807
Liabilities
Futures contracts	$(230,242)	$—	$—	$(230,242)
Forward foreign currency contracts	—	(614,944)	—	(614,944)
Total	$(230,242)	$(614,944)	$—	$(845,186)

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  In U.S. dollars unless otherwise indicated.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $23,728,139, represented 14.4% of the Portfolio's net assets at period end.

3  Floating or variable rate securities. The rates disclosed are as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

4  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

5  Perpetual investment. Date shown reflects the next call date.

6  Security, or portion thereof, was on loan at the period end.

7  Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

8  Rate shown reflects yield at January 31, 2026.

See accompanying notes to financial statements.

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—96.0%
Advertising—0.8%
Clear Channel Outdoor Holdings, Inc. 7.500%, due 06/01/29[2]		125,000	$123,690
7.750%, due 04/15/28[2]		200,000	200,062
7.875%, due 04/01/30[2]		100,000	105,287
Lamar Media Corp. 5.375%, due 11/01/33[2]		50,000	49,869
Neptune Bidco U.S., Inc. 9.290%, due 04/15/29[2]		275,000	282,372
9.500%, due 02/15/33[2]		75,000	76,370
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.250%, due 01/15/29[2]		125,000	122,009
4.625%, due 03/15/30[2]		175,000	170,880
5.000%, due 08/15/27[2]		175,000	174,964
			1,305,503
Aerospace & defense—1.2%
ATI, Inc. 4.875%, due 10/01/29		75,000	74,770
5.125%, due 10/01/31		125,000	125,197
7.250%, due 08/15/30		50,000	52,415
Boeing Co. 6.528%, due 05/01/34		75,000	82,968
Bombardier, Inc. 6.000%, due 02/15/28[2]		175,000	175,263
7.250%, due 07/01/31[2]		50,000	53,083
Czechoslovak Group AS 5.250%, due 01/10/31[3]	EUR	250,000	309,302
Evander Gold Mines Ltd. 10.000%, due 04/19/26[4,5,6]		114,266	0
Goat Holdco LLC 6.750%, due 02/01/32[2]		50,000	51,351
TransDigm, Inc. 6.250%, due 01/31/34[2]		50,000	51,674
6.375%, due 03/01/29[2]		50,000	51,416
6.375%, due 05/31/33[2]		475,000	483,556
6.625%, due 03/01/32[2]		75,000	77,548
6.750%, due 08/15/28[2]		250,000	254,207
6.750%, due 01/31/34[2]		75,000	77,626
7.125%, due 12/01/31[2]		100,000	104,871
			2,025,247
Agriculture—0.3%
Darling Ingredients, Inc. 5.250%, due 04/15/27[2]		25,000	25,008
6.000%, due 06/15/30[2]		100,000	101,332
MHP Lux SA 6.250%, due 09/19/29[3]		200,000	181,188
10.500%, due 07/28/29[2,7]		200,000	206,000
			513,528
	Face amount[1]		Value
Corporate bonds—(continued)
Airlines—1.5%
Air France-KLM (fixed, converts to FRN on 08/21/30), 5.750%, due 05/21/30[3,6,8]	EUR	100,000	$121,478
Allegiant Travel Co. 7.250%, due 08/15/27[2]		39,000	39,442
American Airlines, Inc. 7.250%, due 02/15/28[2]		100,000	101,807
8.500%, due 05/15/29[2]		150,000	156,524
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, due 04/20/26[2]		16,667	16,679
5.750%, due 04/20/29[2]		300,000	303,121
Avianca Midco 2 PLC 9.500%, due 01/28/31[2]		300,000	306,090
Gol Finance, Inc. 14.375%, due 06/06/30[2]		200,000	206,500
Grupo Aeromexico SAB de CV 8.250%, due 11/15/29[3]		300,000	308,812
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, due 09/20/31[2]		250,000	251,092
Latam Airlines Group SA 7.875%, due 04/15/30[2]		75,000	78,688
OneSky Flight LLC 8.875%, due 12/15/29[2]		75,000	80,193
Transportes Aereos Portugueses SA 5.125%, due 11/15/29[2]	EUR	100,000	123,094
United Airlines Holdings, Inc. 5.375%, due 03/01/31[7]		50,000	50,497
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.375%, due 02/01/30[2]		125,000	118,596
7.875%, due 05/01/27[2]		200,000	200,342
9.500%, due 06/01/28[2]		50,000	52,017
			2,514,972
Apparel—0.6%
Beach Acquisition Bidco LLC 10.000% Cash or 10.750% PIK, 10.000%, due 07/15/33[2,9]		210,809	231,962
Crocs, Inc. 4.125%, due 08/15/31[2]		125,000	114,399
4.250%, due 03/15/29[2]		25,000	24,121
CT Investment GmbH 6.375%, due 04/15/30[2]	EUR	200,000	245,051
Samsonite Finco SARL 4.375%, due 02/15/33[2]		125,000	147,640
VF Corp. 4.250%, due 03/07/29		100,000	120,012
6.000%, due 10/15/33		50,000	50,320
			933,505
Auto manufacturers—0.5%
Allison Transmission, Inc. 3.750%, due 01/30/31[2]		50,000	47,132
4.750%, due 10/01/27[2]		75,000	74,999
5.875%, due 12/01/33[2]		50,000	50,708

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Auto manufacturers—(concluded)
JB Poindexter & Co., Inc. 8.750%, due 12/15/31[2]		125,000	$129,851
Nissan Motor Acceptance Co. LLC 5.625%, due 09/29/28[2]		75,000	75,257
6.125%, due 09/30/30[2]		100,000	99,722
Nissan Motor Co. Ltd. 6.375%, due 07/17/33[2]	EUR	100,000	122,693
Rivian Holdings LLC/Rivian LLC/ Rivian Automotive LLC 10.000%, due 01/15/31[2]		25,000	23,600
Uzauto Motors AJ 7.375%, due 11/19/30[2]		200,000	204,828
			828,790
Auto parts & equipment—2.0%
Adient Global Holdings Ltd. 7.500%, due 02/15/33[2]		50,000	51,917
American Axle & Manufacturing, Inc. 5.000%, due 10/01/29		125,000	121,955
6.375%, due 10/15/32[2]		50,000	51,015
7.750%, due 10/15/33[2]		75,000	77,155
Clarios Global LP/Clarios U.S. Finance Co. 4.750%, due 06/15/31[2]	EUR	100,000	120,431
6.750%, due 02/15/30[2]		50,000	52,307
Dana, Inc. 4.250%, due 09/01/30		26,000	24,836
4.500%, due 02/15/32		41,000	38,775
Dornoch Debt Merger Sub, Inc. 6.625%, due 10/15/29[2]		175,000	155,829
Forvia SE 5.375%, due 03/15/31[2]	EUR	200,000	245,025
Goodyear Tire & Rubber Co. 5.250%, due 07/15/31		250,000	238,116
5.625%, due 04/30/33		50,000	47,669
IHO Verwaltungs GmbH 8.750% Cash or 9.500% PIK, 8.750%, due 05/15/28[2,9]	EUR	125,000	153,613
7.000% Cash or 7.750% PIK, 7.000%, due 11/15/31[3,9]		175,000	224,514
Mahle GmbH 7.125%, due 07/15/32[3]		100,000	125,585
Opmobility 4.296%, due 02/05/31[3]		100,000	120,485
Phinia, Inc. 6.625%, due 10/15/32[2]		50,000	52,052
Qnity Electronics, Inc. 5.750%, due 08/15/32[2]		75,000	76,404
6.250%, due 08/15/33[2]		50,000	51,605
Schaeffler AG 4.500%, due 05/12/32[3]	EUR	100,000	120,078
Tenneco, Inc. 8.000%, due 11/17/28[2]		200,000	201,190
Valeo SE 5.125%, due 05/20/31[3]	EUR	200,000	247,814
	Face amount[1]		Value
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
ZF Europe Finance BV 2.500%, due 10/23/27[3]		100,000	$117,297
3.000%, due 10/23/29[3]		200,000	225,595
6.125%, due 03/13/29[3]		200,000	247,353
ZF North America Capital, Inc. 7.500%, due 03/24/31[2]		150,000	153,748
			3,342,363
Banks—1.1%
Barclays PLC (fixed, converts to FRN on 03/15/28), 8.875%, due 09/15/27[3,6,8]	GBP	300,000	433,391
Freedom Mortgage Corp. 6.625%, due 01/15/27[2]		250,000	249,764
12.250%, due 10/01/30[2]		25,000	27,559
Goldman Sachs Group, Inc. Series R, (fixed, converts to FRN on 02/10/30), 7.560%, due 02/10/26[6,8]		75,000	75,017
TC Ziraat Bankasi AS (fixed, converts to FRN on 05/05/31), 8.375%, due 11/05/30[2,6,8]		300,000	304,500
Turkiye Garanti Bankasi AS (fixed, converts to FRN on 04/15/31), 7.625%, due 04/15/36[2,6]		250,000	251,953
Turkiye Is Bankasi AS (fixed, converts to FRN on 02/05/32), 7.575%, due 02/05/37[2,6]		300,000	298,500
Turkiye Vakiflar Bankasi TAO 7.250%, due 07/31/30[2]		200,000	205,500
Walker & Dunlop, Inc. 6.625%, due 04/01/33[2]		50,000	51,254
			1,897,438
Beverages—0.4%
Primo Water Holdings, Inc. 3.875%, due 10/31/28[3]	EUR	94,000	111,175
Primo Water Holdings, Inc./ Triton Water Holdings, Inc. 3.875%, due 10/31/28[2]		231,000	273,207
4.375%, due 04/30/29[2]		150,000	146,648
6.250%, due 04/01/29[2]		100,000	100,083
			631,113
Biotechnology—0.1%
Genmab AS/Genmab Finance LLC 7.250%, due 12/15/33[2]		200,000	211,672
Building materials—2.2%
Builders FirstSource, Inc. 4.250%, due 02/01/32[2]		300,000	285,940
5.000%, due 03/01/30[2]		100,000	99,635
6.375%, due 06/15/32[2]		225,000	231,884
6.375%, due 03/01/34[2]		325,000	336,270
6.750%, due 05/15/35[2]		125,000	131,329
Camelot Return Merger Sub, Inc. 8.750%, due 08/01/28[2]		50,000	38,868

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Building materials—(concluded)
Cornerstone Building Brands, Inc. 9.500%, due 08/15/29[2]		75,000	$56,651
CP Atlas Buyer, Inc. 9.750%, due 07/15/30[2]		125,000	130,016
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.375%, due 12/15/30[2]	EUR	125,000	153,855
6.625%, due 12/15/30[2]		100,000	103,508
Griffon Corp. 5.750%, due 03/01/28		250,000	249,929
JELD-WEN, Inc. 4.875%, due 12/15/27[2]		25,000	21,970
7.000%, due 09/01/32[2]		25,000	15,659
JH North America Holdings, Inc. 5.875%, due 01/31/31[2]		75,000	76,277
6.125%, due 07/31/32[2]		50,000	50,946
Knife River Corp. 7.750%, due 05/01/31[2]		50,000	52,062
Miter Brands Acquisition Holdco, Inc./ MIWD Borrower LLC 6.750%, due 04/01/32[2]		75,000	77,030
MIWD Holdco II LLC/MIWD Finance Corp. 5.500%, due 02/01/30[2]		75,000	72,862
New Enterprise Stone & Lime Co., Inc. 5.250%, due 07/15/28[2]		75,000	75,020
9.750%, due 07/15/28[2]		100,000	100,500
Quikrete Holdings, Inc. 6.375%, due 03/01/32[2]		200,000	207,418
6.750%, due 03/01/33[2]		75,000	77,915
Sisecam U.K. PLC 8.625%, due 05/02/32[2]		200,000	206,576
Smyrna Ready Mix Concrete LLC 6.000%, due 11/01/28[2]		225,000	225,703
8.875%, due 11/15/31[2]		25,000	26,652
Standard Building Solutions, Inc. 5.875%, due 03/15/34[2]		175,000	174,830
6.250%, due 08/01/33[2]		75,000	76,662
6.500%, due 08/15/32[2]		125,000	128,892
Standard Industries, Inc. 4.375%, due 07/15/30[2]		175,000	168,825
Wilsonart LLC 11.000%, due 08/15/32[2]		75,000	68,506
			3,722,190
Chemicals—2.6%
Braskem Netherlands Finance BV 5.875%, due 01/31/50[3]		300,000	113,580
Celanese U.S. Holdings LLC 7.000%, due 02/15/31		50,000	51,144
Steps to 7.550% on 05/15/26, 7.050%, due 11/15/30		50,000	52,898
Steps to 7.700% on 05/15/26, 7.200%, due 11/15/33		275,000	290,924
7.330%, due 07/15/29		50,000	52,574
7.375%, due 02/15/34		50,000	50,879
7.379%, due 07/15/32		225,000	234,740
	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(continued)
Chemours Co. 4.625%, due 11/15/29[2]		50,000	$46,625
5.375%, due 05/15/27		75,000	75,495
5.750%, due 11/15/28[2]		175,000	173,550
8.000%, due 01/15/33[2]		125,000	125,329
Consolidated Energy Finance SA 5.000%, due 10/15/28[2]	EUR	100,000	92,313
FMC Corp. 3.450%, due 10/01/29		75,000	67,369
5.650%, due 05/18/33		75,000	66,388
6.375%, due 05/18/53		50,000	37,878
(fixed, converts to FRN on 11/01/30), 8.450%, due 11/01/55[6]		25,000	20,051
GC Treasury Center Co. Ltd. (fixed, converts to FRN on 12/10/30), 6.500%, due 09/10/30[2,6,8]		250,000	252,763
Herens Midco SARL 5.250%, due 05/15/29[3]	EUR	100,000	61,337
Innophos Holdings, Inc. 11.500%, due 06/15/29[2]		203,125	199,570
Mativ Holdings, Inc. 8.000%, due 10/01/29[2]		50,000	50,358
Methanex Corp. 5.125%, due 10/15/27		75,000	75,213
NOVA Chemicals Corp. 4.250%, due 05/15/29[2]		50,000	48,755
5.250%, due 06/01/27[2]		75,000	75,350
8.500%, due 11/15/28[2]		125,000	130,561
9.000%, due 02/15/30[2]		150,000	159,964
Olin Corp. 5.625%, due 08/01/29		125,000	125,340
6.625%, due 04/01/33[2]		25,000	24,498
Olympus Water U.S. Holding Corp. 5.375%, due 10/01/29[3]	EUR	100,000	110,810
6.125%, due 02/15/33[3]		100,000	118,799
6.250%, due 10/01/29[2]		200,000	195,704
Sasol Financing USA LLC 4.375%, due 09/18/26		200,000	198,335
8.750%, due 05/03/29[2]		200,000	204,690
SCIH Salt Holdings, Inc. 4.875%, due 05/01/28[2]		25,000	24,939
6.625%, due 05/01/29[2]		150,000	149,926
SCIL IV LLC/SCIL USA Holdings LLC 9.500%, due 07/15/28[2]	EUR	150,000	186,514
SNF Group SACA 4.500%, due 03/15/32[2]		100,000	122,157
Solstice Advanced Materials, Inc. 5.625%, due 09/30/33[2]		25,000	25,132
Trinseo Luxco Finance SPV SARL/ Trinseo NA Finance SPV LLC 5.125% Cash and 2.500% PIK, 7.625%, due 05/03/29[2,9]		206,946	5,174
Tronox, Inc. 4.625%, due 03/15/29[2]		100,000	76,863

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Chemicals—(concluded)
WR Grace Holdings LLC 4.875%, due 06/15/27[2]		17,000	$17,000
5.625%, due 08/15/29[2]		150,000	143,352
7.000%, due 08/01/33[2]		25,000	25,031
7.375%, due 03/01/31[2]		25,000	25,519
			4,385,391
Coal—0.0%†
Cloud Peak Energy Resources LLC/ Cloud Peak Energy Finance Corp. 0.000%, due 03/15/24[4,5,10]		550,000	4,125
Murray Energy Corp. 9.000% Cash and 3.000% PIK, 12.000%, due 04/15/24[2,4,5,9,11]		1,268,693	0
			4,125
Commercial services—4.5%
ADT Security Corp. 4.125%, due 08/01/29[2]		25,000	24,357
4.875%, due 07/15/32[2]		150,000	145,255
5.875%, due 10/15/33[2]		100,000	101,375
Adtalem Global Education, Inc. 5.500%, due 03/01/28[2]		81,000	80,788
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, due 05/21/30[3]	EUR	200,000	244,925
Allied Universal Holdco LLC 7.875%, due 02/15/31[2]		25,000	26,311
Allied Universal Holdco LLC/ Allied Universal Finance Corp. 6.000%, due 06/01/29[2]		200,000	198,301
Allied Universal Holdco LLC/ Allied Universal Finance Corp./ Atlas Luxco 4 SARL 3.625%, due 06/01/28[2]	EUR	100,000	117,806
4.625%, due 06/01/28[2]		200,000	197,652
Alta Equipment Group, Inc. 9.000%, due 06/01/29[2]		75,000	71,667
AMN Healthcare, Inc. 4.000%, due 04/15/29[2]		125,000	119,529
6.500%, due 01/15/31[2]		25,000	25,328
APCOA GmbH 3 mo. EURIBOR + 3.250%, 5.378%, due 04/15/31[2,6,7]	EUR	100,000	117,925
6.000%, due 04/15/31[2]		100,000	120,323
APi Group DE, Inc. 4.125%, due 07/15/29[2]		175,000	170,187
Arena Luxembourg Finance SARL 3 mo. EURIBOR + 2.500%, 4.550%, due 05/01/30[2,6]	EUR	100,000	119,642
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. 5.375%, due 03/01/29[2]		150,000	146,276
5.750%, due 07/15/27[2]		22,000	21,988
8.375%, due 06/15/32[2]		100,000	102,873
BCP V Modular Services Finance PLC 6.750%, due 11/30/29[3]	EUR	100,000	96,939
	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(continued)
Belron U.K. Finance PLC 4.625%, due 10/15/29[2]		200,000	$244,282
Block, Inc. 5.625%, due 08/15/30[2]		75,000	76,338
6.000%, due 08/15/33[2]		175,000	178,759
6.500%, due 05/15/32		75,000	77,921
Boels Topholding BV 5.750%, due 05/15/30[2]	EUR	100,000	122,310
5.750%, due 05/15/30[3]		100,000	122,310
Brink's Co. 6.500%, due 06/15/29[2]		75,000	77,374
6.750%, due 06/15/32[2]		100,000	104,091
Carriage Services, Inc. 4.250%, due 05/15/29[2]		75,000	72,213
Champions Financing, Inc. 8.750%, due 02/15/29[2]		25,000	24,252
EC Finance PLC 3.250%, due 10/15/26[3]	EUR	125,000	147,010
EquipmentShare.com, Inc. 8.000%, due 03/15/33[2]		125,000	131,850
8.625%, due 05/15/32[2]		100,000	106,903
Garda World Security Corp. 6.500%, due 01/15/31[2]		25,000	25,627
GEO Group, Inc. 8.625%, due 04/15/29		75,000	78,430
10.250%, due 04/15/31		175,000	190,946
Herc Holdings, Inc. 5.750%, due 03/15/31[2]		25,000	25,177
6.000%, due 03/15/34[2]		50,000	50,253
6.625%, due 06/15/29[2]		50,000	51,745
Hertz Corp. 0.000%, due 01/15/28[2,10]		50,000	5
4.625%, due 12/01/26[2]		30,000	28,334
5.000%, due 12/01/29[2]		25,000	16,470
12.625%, due 07/15/29[2]		75,000	75,494
ION Platform Finance SARL 7.875%, due 05/01/29[2]	EUR	125,000	144,121
7.875%, due 05/01/29[3]		100,000	115,296
La Financiere Atalian SAS 3.500% Cash and 5.000% PIK, 8.500%, due 06/30/28[9]		129,361	25,762
Loxam SAS 4.250%, due 02/15/31[2]		100,000	119,231
6.375%, due 05/31/29[2]		90,000	110,290
Mavis Tire Express Services Topco Corp. 6.500%, due 05/15/29[2]		75,000	74,853
Mundys SpA 4.500%, due 01/24/30[3]	EUR	200,000	247,679
NESCO Holdings II, Inc. 5.500%, due 04/15/29[2]		125,000	123,175
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.000%, due 06/15/29[2]		100,000	89,281
Q-Park Holding I BV 4.250%, due 09/01/30[2]	EUR	100,000	119,828
5.125%, due 02/15/30[2]		100,000	122,067
5.125%, due 02/15/30[3]		125,000	152,583

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Commercial services—(concluded)
Rekeep SpA 9.000%, due 09/15/29[2]		100,000	$103,551
RR Donnelley & Sons Co. 9.500%, due 08/01/29[2]		75,000	78,052
10.875%, due 08/01/29[2]		75,000	76,875
RRD Intermediate Holdings, Inc. 11.000% Cash or 12.000% PIK, 11.000%, due 12/01/30[2,9]		84,376	86,976
Service Corp. International 4.000%, due 05/15/31		225,000	214,115
5.750%, due 10/15/32		100,000	101,586
Shift4 Payments LLC/ Shift4 Payments Finance Sub, Inc. 5.500%, due 05/15/33[2]	EUR	200,000	241,397
6.750%, due 08/15/32[2]		25,000	25,505
Synergy Infrastructure Holdings LLC 7.875%, due 12/01/30[2]		25,000	26,078
Techem Verwaltungsgesellschaft 675 GmbH 4.625%, due 07/15/32[2]	EUR	150,000	178,985
United Rentals North America, Inc. 3.750%, due 01/15/32		75,000	70,085
3.875%, due 02/15/31		125,000	119,162
4.000%, due 07/15/30		225,000	217,397
5.375%, due 11/15/33[2]		25,000	24,985
6.125%, due 03/15/34[2]		25,000	25,976
Vortex Opco LLC,[11] 8.000%, due 04/30/30[2]		78,375	196
WEX, Inc. 6.500%, due 03/15/33[2]		75,000	76,549
Williams Scotsman, Inc. 4.625%, due 08/15/28[2]		75,000	74,720
6.625%, due 06/15/29[2]		50,000	51,693
6.625%, due 04/15/30[2]		25,000	25,903
			7,541,493
Computers—1.0%
Almaviva-The Italian Innovation Co. SpA 5.000%, due 10/30/30[2]	EUR	100,000	117,515
5.000%, due 10/30/30[3]		100,000	117,515
Amentum Holdings, Inc. 7.250%, due 08/01/32[2]		75,000	79,037
ASGN, Inc. 4.625%, due 05/15/28[2]		125,000	123,107
Atos SE Next Step to 9.360% on 12/18/25 and Multiple Steps Up Thereafter (9.730% - 10.530%), 9.360%, due 12/18/29[3]	EUR	200,000	269,550
Diebold Nixdorf, Inc. 7.750%, due 03/31/30[2]		50,000	52,954
Insight Enterprises, Inc. 6.625%, due 05/15/32[2]		25,000	25,592
NCR Atleos Corp. 9.500%, due 04/01/29[2]		200,000	214,343
	Face amount[1]		Value
Corporate bonds—(continued)
Computers—(concluded)
NCR Voyix Corp. 5.000%, due 10/01/28[2]		125,000	$123,384
5.125%, due 04/15/29[2]		88,000	86,726
Seagate Data Storage Technology Pte. Ltd. 4.125%, due 01/15/31[2]		80,000	76,217
5.875%, due 07/15/30[2]		50,000	51,509
9.625%, due 12/01/32[2]		224,000	253,213
			1,590,662
Cosmetics/personal care—0.2%
Opal Bidco SAS 5.500%, due 03/31/32[3]	EUR	100,000	121,753
P&L Development LLC/PLD Finance Corp. 9.000% Cash and 3.500% PIK, 12.000%, due 05/15/29[2,9]		102,642	104,379
Perrigo Finance Unlimited Co. 6.125%, due 09/30/32		50,000	49,176
Prestige Brands, Inc. 3.750%, due 04/01/31[2]		25,000	23,368
5.125%, due 01/15/28[2]		100,000	100,038
			398,714
Distribution & wholesale—0.2%
Azelis Finance NV 5.750%, due 03/15/28[3]	EUR	100,000	120,678
Dealer Tire LLC/DT Issuer LLC 8.000%, due 02/01/28[2]		75,000	74,880
Li & Fung Ltd. 5.250%, due 05/03/26[3,8]		200,000	120,043
RB Global Holdings, Inc. 7.750%, due 03/15/31[2]		25,000	26,060
			341,661
Diversified financial services—5.1%
4finance SA 10.750%, due 10/26/26	EUR	200,000	238,497
Aareal Bank AG (fixed, converts to FRN on 12/12/29), 5.625%, due 12/12/34[3,6]		100,000	124,331
Ally Financial, Inc. Series B, (fixed, converts to FRN on 05/15/26), 4.700%, due 05/15/26[6,8]		100,000	99,392
6.700%, due 02/14/33		75,000	78,183
Azorra Finance Ltd. 7.250%, due 01/15/31[2]		75,000	78,550
7.750%, due 04/15/30[2]		88,000	92,614
Bracken MidCo1 PLC 6.750% Cash or 7.500% PIK, 6.750%, due 11/01/27[3,9]	GBP	100,000	136,140
Bread Financial Holdings, Inc. (fixed, converts to FRN on 06/15/30), 8.375%, due 06/15/35[2,6]		50,000	51,320
Coinbase Global, Inc. 3.375%, due 10/01/28[2]		375,000	358,047
3.625%, due 10/01/31[2]		325,000	287,126

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Credito Real SAB de CV SOFOM ER 0.000%, due 02/01/27[10,12]	EUR	275,000	$36,333
CrossCountry Intermediate HoldCo LLC 6.500%, due 10/01/30[2]		50,000	50,750
6.750%, due 12/01/32[2]		75,000	75,617
doValue SpA 5.375%, due 11/15/31[2]	EUR	100,000	121,907
Freedom Mortgage Holdings LLC 7.875%, due 04/01/33[2]		50,000	51,002
9.250%, due 02/01/29[2]		50,000	52,344
GGAM Finance Ltd. 5.875%, due 03/15/30[2]		75,000	76,219
6.875%, due 04/15/29[2]		25,000	25,865
goeasy Ltd. 6.875%, due 05/15/30[2]		25,000	23,777
6.875%, due 02/15/31[2]		50,000	46,998
7.625%, due 07/01/29[2]		75,000	74,263
9.250%, due 12/01/28[2]		50,000	51,404
Hightower Holding LLC 9.125%, due 01/31/30[2]		50,000	52,777
International Personal Finance PLC 10.750%, due 12/14/29[3]	EUR	100,000	128,109
Intrum Investments & Financing AB 7.750%, due 09/11/27		49,249	57,457
Series 1, 7.750%, due 09/11/28[3]		61,561	66,214
8.000%, due 09/11/27[3]		48,009	57,606
8.500%, due 09/11/29		61,561	64,204
8.500%, due 09/11/30[3]		73,873	76,410
Iqera Group SAS 3 mo. EURIBOR + 4.500%, 6.564%, due 04/30/30[2,6,10]		54,123	32,525
Jane Street Group/JSG Finance, Inc. 4.500%, due 11/15/29[2]		75,000	73,838
6.125%, due 11/01/32[2]		100,000	101,851
6.750%, due 05/01/33[2]		125,000	130,017
Jefferson Capital Holdings LLC 6.000%, due 08/15/26[2]		100,000	99,567
8.250%, due 05/15/30[2]		150,000	158,046
9.500%, due 02/15/29[2]		100,000	104,927
Jerrold Finco PLC 7.875%, due 04/15/30[2]	GBP	100,000	140,799
Kane Bidco Ltd. 7.750%, due 07/15/31[3]		100,000	140,138
LFS Topco LLC 8.750%, due 07/15/30[2]		175,000	175,857
Midcap Financial Issuer Trust 6.500%, due 05/01/28[2]		200,000	200,374
Muangthai Capital PCL 7.550%, due 07/21/30[2]		250,000	259,150
Navient Corp. 5.500%, due 03/15/29		75,000	73,358
Series A, 5.625%, due 08/01/33		100,000	87,257
6.750%, due 06/15/26		100,000	100,458
11.500%, due 03/15/31		50,000	54,389
	Face amount[1]		Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
OneMain Finance Corp. 3.875%, due 09/15/28		25,000	$24,313
4.000%, due 09/15/30		75,000	70,345
5.375%, due 11/15/29		25,000	24,934
6.125%, due 05/15/30		100,000	101,939
6.500%, due 03/15/33		25,000	25,128
6.625%, due 01/15/28		75,000	76,968
6.750%, due 03/15/32		375,000	383,267
6.750%, due 09/15/33		125,000	126,385
7.125%, due 11/15/31		75,000	77,717
7.125%, due 09/15/32		50,000	51,780
7.500%, due 05/15/31		100,000	104,834
7.875%, due 03/15/30		250,000	263,715
PennyMac Financial Services, Inc. 4.250%, due 02/15/29[2]		175,000	168,403
5.750%, due 09/15/31[2]		75,000	74,067
6.750%, due 02/15/34[2]		100,000	100,913
6.875%, due 05/15/32[2]		50,000	51,098
6.875%, due 02/15/33[2]		125,000	127,501
7.875%, due 12/15/29[2]		100,000	105,332
PHH Escrow Issuer LLC/PHH Corp. 9.875%, due 11/01/29[2]		100,000	102,327
Phoenix Aviation Capital Ltd. 9.250%, due 07/15/30[2]		25,000	26,201
PRA Group, Inc. 8.375%, due 02/01/28[2]		100,000	101,029
8.875%, due 01/31/30[2]		75,000	75,508
Rfna LP 7.875%, due 02/15/30[2]		200,000	201,466
Rocket Cos., Inc. 6.375%, due 08/01/33[2]		275,000	285,302
6.500%, due 08/01/29[2]		25,000	25,716
7.125%, due 02/01/32[2]		100,000	104,499
Rocket Mortgage LLC/ Rocket Mortgage Co-Issuer, Inc. 3.875%, due 03/01/31[2]		25,000	23,468
4.000%, due 10/15/33[2]		250,000	229,557
SLM Corp. 3.125%, due 11/02/26		75,000	73,982
Stonebriar ABF Issuer LLC 8.125%, due 12/15/30[2]		150,000	155,826
Synchrony Financial 7.250%, due 02/02/33		75,000	79,656
Titanium 2l Bondco SARL 6.250%, due 01/14/31[9]	EUR	490,800	102,141
TrueNoord Capital DAC 8.750%, due 03/01/30[2]		75,000	79,105
Velocity Commercial Capital LLC 9.375%, due 02/15/31[2]		25,000	25,375
X3G Mergeco SpA 7.000%, due 05/15/30[2]	EUR	100,000	108,447
			8,424,251

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electric—4.9%
AES Andes SA (fixed, converts to FRN on 06/10/30), 8.150%, due 06/10/55[3,6]		300,000	$318,150
AES Corp. (fixed, converts to FRN on 07/15/30), 6.950%, due 07/15/55[6]		25,000	24,440
(fixed, converts to FRN on 01/15/30), 7.600%, due 01/15/55[6]		100,000	101,393
Alpha Generation LLC 6.250%, due 01/15/34[2]		75,000	75,487
6.750%, due 10/15/32[2]		100,000	103,680
American Electric Power Co., Inc. (fixed, converts to FRN on 12/15/34), 6.950%, due 12/15/54[6]		50,000	53,572
(fixed, converts to FRN on 12/15/29), 7.050%, due 12/15/54[6]		75,000	78,513
Aydem Yenilenebilir Enerji AS 9.875%, due 09/30/30[2]		200,000	200,740
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, due 02/15/39[3]		248,727	272,168
Calpine Corp. 5.125%, due 03/15/28[2]		325,000	324,839
Clearway Energy Operating LLC 5.750%, due 01/15/34[2]		50,000	50,182
Constellation Energy Generation LLC 5.000%, due 02/01/31[2]		150,000	152,097
Continuum Energy Aura Pte. Ltd. 9.500%, due 02/24/27[3]		400,000	406,500
ContourGlobal Power Holdings SA 4.375%, due 07/31/31[2]	EUR	400,000	471,333
5.000%, due 02/28/30[2]		100,000	121,680
Eastern European Electric Co. BV 6.500%, due 05/15/30[3]		100,000	124,491
Edison International (fixed, converts to FRN on 06/15/29), 7.875%, due 06/15/54[6]		25,000	26,039
(fixed, converts to FRN on 06/15/28), 8.125%, due 06/15/53[6]		50,000	51,744
Energia Group Roi Financeco DAC 6.875%, due 07/31/28[2]	EUR	250,000	306,642
Energo—Pro as 8.000%, due 05/27/30[2]		100,000	125,943
Energuate Trust 2 0 6.350%, due 09/15/35[2]		300,000	298,800
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499%, due 06/30/32[2]		300,000	311,772
Hawaiian Electric Co., Inc. 6.000%, due 10/01/33[2]		25,000	25,380
Instituto Costarricense de Electricidad 6.375%, due 05/15/43[3]		200,000	198,300
Lightning Power LLC 7.250%, due 08/15/32[2]		150,000	159,659
Long Ridge Energy LLC 8.750%, due 02/15/32[2]		25,000	26,558
	Face amount[1]		Value
Corporate bonds—(continued)
Electric—(concluded)
NRG Energy, Inc. 3.625%, due 02/15/31[2]		50,000	$46,710
5.250%, due 06/15/29[2]		150,000	150,447
5.750%, due 01/15/28		25,000	25,014
5.750%, due 07/15/29[2]		200,000	199,246
5.750%, due 01/15/34[2]		200,000	201,326
6.000%, due 02/01/33[2]		150,000	152,878
6.000%, due 01/15/36[2]		325,000	328,392
6.250%, due 11/01/34[2]		75,000	76,994
(fixed, converts to FRN on 03/15/28), 10.250%, due 03/15/28[2,6,8]		125,000	137,655
Pampa Energia SA 7.750%, due 11/14/37[2]		250,000	250,213
PG&E Corp. 5.000%, due 07/01/28		150,000	149,682
(fixed, converts to FRN on 03/15/30), 7.375%, due 03/15/55[6]		175,000	180,609
Public Power Corp. SA 4.625%, due 10/31/31[3]	EUR	100,000	121,157
Saavi Energia SARL 8.875%, due 02/10/35[2]		200,000	216,530
Talen Energy Supply LLC 6.250%, due 02/01/34[2]		150,000	152,019
6.500%, due 02/01/36[2]		150,000	153,787
8.625%, due 06/01/30[2]		125,000	131,889
TransAlta Corp. 5.875%, due 02/01/34		75,000	75,060
TXNM Energy, Inc. (fixed, converts to FRN on 07/31/31), 7.000%, due 07/31/56[2,6]		25,000	25,249
Vistra Corp. (fixed, converts to FRN on 12/15/26), 7.000%, due 12/15/26[2,6,8]		225,000	228,403
(fixed, converts to FRN on 10/15/26), 8.000%, due 10/15/26[2,6,8]		150,000	152,766
Vistra Operations Co. LLC 5.000%, due 07/31/27[2]		100,000	100,084
5.625%, due 02/15/27[2]		150,000	150,107
6.875%, due 04/15/32[2]		150,000	157,611
7.750%, due 10/15/31[2]		175,000	185,171
VoltaGrid LLC 7.375%, due 11/01/30[2]		25,000	25,320
XPLR Infrastructure Operating Partners LP 8.625%, due 03/15/33[2]		25,000	26,228
			8,210,649
Electrical components & equipment—0.1%
Belden, Inc. 3.375%, due 07/15/31[3]	EUR	100,000	115,485
4.250%, due 02/01/33[2]		100,000	119,319
Senvion Holding GmbH 3.875%, due 10/25/22[3,11]		400,000	1,185
			235,989

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Electronics—0.5%
Atkore, Inc. 4.250%, due 06/01/31[2]		25,000	$23,847
Coherent Corp. 5.000%, due 12/15/29[2]		225,000	224,070
Imola Merger Corp. 4.750%, due 05/15/29[2]		375,000	368,973
Sensata Technologies, Inc. 3.750%, due 02/15/31[2]		75,000	70,283
TTM Technologies, Inc. 4.000%, due 03/01/29[2]		75,000	72,853
			760,026
Energy-alternate sources—0.4%
FS Luxembourg SARL 8.125%, due 02/11/36[2,7]		200,000	195,700
Greenko Wind Projects Mauritius Ltd. 7.250%, due 09/27/28[2]		400,000	408,708
RRI Energy, Inc. 0.000%, due 06/15/17[4,5,11]		75,000	0
TerraForm Power Operating LLC 4.750%, due 01/15/30[2]		50,000	48,513
5.000%, due 01/31/28[2]		25,000	25,028
			677,949
Engineering & construction—0.7%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.875%, due 02/03/30[2]		300,000	308,685
Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, due 02/01/32[2]		100,000	100,662
Heathrow Finance PLC 6.625%, due 03/01/31[3]	GBP	100,000	139,536
IHS Netherlands Holdco BV 8.000%, due 09/18/27[3]		206,243	205,727
OHL Operaciones SA 5.100% Cash or 1.500% PIK, 9.750%, due 12/31/29[3,9]	EUR	81,270	90,064
5.100% Cash or 4.650% PIK, 9.750%, due 12/31/29[2,9]		77,206	85,560
TopBuild Corp. 4.125%, due 02/15/32[2]		75,000	71,289
Weekley Homes LLC/Weekley Finance Corp. 4.875%, due 09/15/28[2]		125,000	123,142
			1,124,665
Entertainment—2.6%
888 Acquisitions Ltd. 8.000%, due 09/30/31[2]	EUR	100,000	102,180
Affinity Interactive 6.875%, due 12/15/27[2]		150,000	90,000
Allwyn Entertainment Financing U.K. PLC 7.250%, due 04/30/30[2]	EUR	112,500	139,519
AMC Entertainment Holdings, Inc. 7.500%, due 02/15/29[2]		175,000	136,515
	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(continued)
Betclic Everest Group SAS 5.125%, due 12/10/31[2,7]	EUR	100,000	$119,750
Boyne USA, Inc. 4.750%, due 05/15/29[2]		50,000	49,338
Caesars Entertainment, Inc. 4.625%, due 10/15/29[2]		100,000	96,036
6.000%, due 10/15/32[2]		50,000	48,643
Churchill Downs, Inc. 4.750%, due 01/15/28[2]		25,000	24,915
5.500%, due 04/01/27[2]		75,000	74,987
5.750%, due 04/01/30[2]		125,000	125,678
Cinemark USA, Inc. 5.250%, due 07/15/28[2]		50,000	49,951
7.000%, due 08/01/32[2]		50,000	51,736
Entain PLC 4.875%, due 11/30/31[3]	EUR	100,000	118,940
Flutter Treasury DAC 4.000%, due 06/04/31[3]		100,000	118,447
Great Canadian Gaming Corp./Raptor LLC 8.750%, due 11/15/29[2]		50,000	50,846
Jacobs Entertainment, Inc. 6.750%, due 02/15/29[2]		225,000	222,147
Light & Wonder International, Inc. 6.250%, due 10/01/33[2]		50,000	50,625
7.250%, due 11/15/29[2]		25,000	25,666
Live Nation Entertainment, Inc. 3.750%, due 01/15/28[2]		125,000	123,255
4.750%, due 10/15/27[2]		100,000	99,969
Lottomatica Group SpA 5.375%, due 06/01/30[2]	EUR	100,000	122,308
Midwest Gaming Borrower LLC/ Midwest Gaming Finance Corp. 4.875%, due 05/01/29[2]		125,000	122,793
Motion Bondco DAC 4.500%, due 11/15/27[3]	EUR	100,000	111,214
Muvico LLC 9.000% Cash or 6.000% PIK, 15.000%, due 02/19/29[2,9]		204,112	201,108
Penn Entertainment, Inc. 4.125%, due 07/01/29[2]		200,000	185,607
Premier Entertainment Sub LLC/ Premier Entertainment Finance Corp. 5.625%, due 09/01/29[2]		125,000	92,303
5.875%, due 09/01/31[2]		125,000	80,213
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, due 04/16/29[3]		200,000	181,970
SeaWorld Parks & Entertainment, Inc. 5.250%, due 08/15/29[2]		150,000	146,643
Six Flags Entertainment Corp. 7.250%, due 05/15/31[2]		25,000	24,672
Six Flags Entertainment Corp./ Canada's Wonderland Co./ Magnum Management Corp. 5.250%, due 07/15/29		25,000	24,005
6.500%, due 10/01/28		200,000	199,762

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Entertainment—(concluded)
Six Flags Entertainment Corp./ Canada's Wonderland Co./ Millennium Operations LLC 8.625%, due 01/15/32[2]		100,000	$102,045
Warnermedia Holdings, Inc. 4.054%, due 03/15/29		100,000	97,005
4.693%, due 05/17/33	EUR	100,000	110,936
5.050%, due 03/15/42		375,000	263,438
5.141%, due 03/15/52		60,000	39,878
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, due 10/01/29[2]		125,000	125,371
6.250%, due 03/15/33[2]		75,000	76,412
7.125%, due 02/15/31[2]		50,000	53,871
			4,280,697
Environmental control—0.9%
Biffa Group Holdings Ltd. 5.250%, due 06/15/31[2]	EUR	100,000	118,551
7.380%, due 06/15/31[2]	GBP	100,000	139,126
Clean Harbors, Inc. 5.750%, due 10/15/33[2]		50,000	51,083
6.375%, due 02/01/31[2]		50,000	51,197
GFL Environmental Holdings U.S., Inc. 5.500%, due 02/01/34[2]		50,000	50,115
GFL Environmental, Inc. 6.750%, due 01/15/31[2]		50,000	52,307
Luna 2 5SARL 5.500%, due 07/01/32[2]	EUR	100,000	120,831
5.500%, due 07/01/32[3]		100,000	120,831
Paprec Holding SA 4.125%, due 07/15/30[2]		300,000	358,211
Reworld Holding Corp. 5.000%, due 09/01/30		100,000	91,251
Seche Environnement SACA 4.500%, due 03/25/30[3]	EUR	200,000	241,709
Waste Pro USA, Inc. 7.000%, due 02/01/33[2]		75,000	77,052
			1,472,264
Food—2.3%
Albertsons Cos., Inc. 5.625%, due 03/31/32[2,7]		50,000	49,949
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC 3.500%, due 03/15/29[2]		25,000	23,994
4.625%, due 01/15/27[2]		175,000	174,869
4.875%, due 02/15/30[2]		175,000	172,635
5.875%, due 02/15/28[2]		50,000	50,015
6.500%, due 02/15/28[2]		125,000	127,002
B&G Foods, Inc. 8.000%, due 09/15/28[2]		75,000	70,782
Bellis Acquisition Co. PLC 8.000%, due 07/01/31[3]	EUR	100,000	112,179
Boparan Finance PLC 9.375%, due 11/07/29[3]	GBP	90,000	131,003
	Face amount[1]		Value
Corporate bonds—(continued)
Food—(concluded)
C&S Group Enterprises LLC 5.000%, due 12/15/28[2]		50,000	$46,932
Chobani Holdco II LLC 8.750% Cash or 9.500% PIK, 8.750%, due 10/01/29[2,9]		54,571	58,163
Chobani LLC/Chobani Finance Corp., Inc. 7.625%, due 07/01/29[2]		50,000	52,003
Darling Global Finance BV 4.500%, due 07/15/32[2]	EUR	225,000	272,162
Fiesta Purchaser, Inc. 9.625%, due 09/15/32[2]		75,000	75,869
Froneri Lux FinCo SARL 4.750%, due 08/01/32[3]	EUR	100,000	119,571
Ingles Markets, Inc. 4.000%, due 06/15/31[2]		175,000	165,611
KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution, Inc. 9.000%, due 02/15/29[2]		175,000	183,359
Kroger Co. 5.000%, due 09/15/34		100,000	100,091
5.500%, due 09/15/54		75,000	71,560
5.650%, due 09/15/64		50,000	47,584
Lamb Weston Holdings, Inc. 4.125%, due 01/31/30[2]		75,000	72,405
4.375%, due 01/31/32[2]		125,000	119,089
Minerva Luxembourg SA 8.875%, due 09/13/33[3]		300,000	327,098
Performance Food Group, Inc. 4.250%, due 08/01/29[2]		125,000	122,394
5.500%, due 10/15/27[2]		50,000	50,027
6.125%, due 09/15/32[2]		50,000	51,353
Post Holdings, Inc. 4.500%, due 09/15/31[2]		25,000	23,684
4.625%, due 04/15/30[2]		225,000	219,715
6.375%, due 03/01/33[2]		100,000	100,767
Quatrim SAS 8.500%, due 01/15/27[3,9]	EUR	63,403	73,648
Rallye SA Series COFP, 5.250%, due 02/28/32[3]		800,000	477
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625%, due 03/01/29[2]		175,000	168,662
U.S. Foods, Inc. 5.750%, due 04/15/33[2]		25,000	25,432
6.875%, due 09/15/28[2]		50,000	51,568
7.250%, due 01/15/32[2]		50,000	52,461
Ulker Biskuvi Sanayi AS 7.875%, due 07/08/31[2]		200,000	210,000
United Natural Foods, Inc. 6.750%, due 10/15/28[2]		25,000	25,044
Viking Baked Goods Acquisition Corp. 8.625%, due 11/01/31[2]		75,000	74,266
			3,873,423

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Food service—0.2%
Aramark International Finance SARL 4.375%, due 04/15/33[3]	EUR	100,000	$117,819
Elior Group SA 5.625%, due 03/15/30[3]		150,000	184,284
TKC Holdings, Inc. 10.500%, due 05/15/29[2]		100,000	102,842
			404,945
Forest products & paper—0.1%
Domtar Corp. 6.750%, due 10/01/28[2]		83,000	68,945
Magnera Corp. 7.250%, due 11/15/31[2]		25,000	23,625
Mercer International, Inc. 5.125%, due 02/01/29		25,000	15,448
			108,018
Gas—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.750%, due 05/20/27		150,000	151,052
Healthcare-products—0.7%
Avantor Funding, Inc. 3.875%, due 07/15/28[3]	EUR	100,000	118,403
3.875%, due 11/01/29[2]		100,000	96,024
4.625%, due 07/15/28[2]		225,000	223,268
Bausch & Lomb Corp. 8.375%, due 10/01/28[2]		175,000	182,438
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc. 3 mo. EURIBOR + 3.875%, 5.891%, due 01/15/31[2,6]	EUR	225,000	269,398
Insulet Corp. 6.500%, due 04/01/33[2]		50,000	52,035
Medline Borrower LP 5.250%, due 10/01/29[2]		250,000	250,432
			1,191,998
Healthcare-services—2.7%
Acadia Healthcare Co., Inc. 5.500%, due 07/01/28[2]		125,000	123,515
AHP Health Partners, Inc. 5.750%, due 07/15/29[2]		100,000	97,496
Charles River Laboratories International, Inc. 4.000%, due 03/15/31[2]		132,000	125,103
CHS/Community Health Systems, Inc. 4.750%, due 02/15/31[2]		125,000	112,131
5.250%, due 05/15/30[2]		75,000	70,719
6.000%, due 01/15/29[2]		75,000	74,798
6.125%, due 04/01/30[2]		75,000	61,722
6.875%, due 04/15/29[2]		150,000	137,932
9.750%, due 01/15/34[2]		125,000	130,323
10.875%, due 01/15/32[2]		158,000	170,093
Cidron Atrium SE 5.625%, due 02/15/33[2,7]	EUR	150,000	177,157
	Face amount[1]		Value
Corporate bonds—(continued)
Healthcare-services—(concluded)
Concentra Health Services, Inc. 6.875%, due 07/15/32[2]		100,000	$104,701
DaVita, Inc. 4.625%, due 06/01/30[2]		150,000	144,332
6.875%, due 09/01/32[2]		100,000	103,004
Encompass Health Corp. 4.750%, due 02/01/30		125,000	124,426
Global Medical Response, Inc. 7.375%, due 10/01/32[2]		25,000	25,850
Gruppo San Donato SPA 6.500%, due 10/31/31[2]	EUR	100,000	120,174
IQVIA, Inc. 6.250%, due 06/01/32[2]		75,000	77,921
Laboratoire Eimer SELAS 5.000%, due 02/01/29[3]	EUR	125,000	138,172
LifePoint Health, Inc. 5.375%, due 01/15/29[2]		75,000	72,825
8.375%, due 02/15/32[2]		75,000	81,494
10.000%, due 06/01/32[2]		50,000	52,751
11.000%, due 10/15/30[2]		75,000	81,793
Mehilainen Yhtiot OYJ 5.125%, due 06/30/32[2]	EUR	100,000	120,262
5.125%, due 06/30/32[3]		100,000	120,262
Molina Healthcare, Inc. 3.875%, due 11/15/30[2]		75,000	69,178
4.375%, due 06/15/28[2]		75,000	73,667
6.250%, due 01/15/33[2]		50,000	50,353
6.500%, due 02/15/31[2]		25,000	25,621
MPH Acquisition Holdings LLC 5.750%, due 12/31/30[2]		107,848	92,210
6.500% Cash and 5.000% PIK, 11.500%, due 12/31/30[2,9]		59,176	62,135
Radiology Partners, Inc. 8.500%, due 07/15/32[2]		25,000	26,249
Select Medical Corp. 6.250%, due 12/01/32[2]		75,000	72,786
Sotera Health Holdings LLC 7.375%, due 06/01/31[2]		100,000	105,221
Surgery Center Holdings, Inc. 7.250%, due 04/15/32[2]		125,000	125,852
Team Health Holdings, Inc. 8.375%, due 06/30/28[2]		25,000	25,304
TEAM Services Holding, Inc. 9.000%, due 02/15/33[2,7]		25,000	25,000
Tenet Healthcare Corp. 4.250%, due 06/01/29		50,000	49,136
4.375%, due 01/15/30		75,000	73,699
5.125%, due 11/01/27		175,000	175,048
5.500%, due 11/15/32[2]		100,000	101,030
6.000%, due 11/15/33[2]		25,000	25,726
6.125%, due 10/01/28		315,000	315,323
6.125%, due 06/15/30		275,000	280,640
6.750%, due 05/15/31		25,000	25,966
U.S. Acute Care Solutions LLC 9.750%, due 05/15/29[2]		75,000	75,328
			4,524,428

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Home builders—1.5%
Adams Homes, Inc. 9.250%, due 10/15/28[2]		300,000	$312,902
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625%, due 08/01/29[2]		75,000	71,834
4.625%, due 04/01/30[2]		150,000	141,936
6.875%, due 08/01/33[2]		25,000	25,223
Beazer Homes USA, Inc. 5.875%, due 10/15/27		50,000	49,807
7.250%, due 10/15/29		100,000	101,211
7.500%, due 03/15/31[2]		75,000	76,312
Brookfield Residential Properties, Inc./ Brookfield Residential U.S. LLC 4.875%, due 02/15/30[2]		25,000	23,339
5.000%, due 06/15/29[2]		125,000	121,042
Century Communities, Inc. 3.875%, due 08/15/29[2]		75,000	71,376
6.625%, due 09/15/33[2]		50,000	50,639
Dream Finders Homes, Inc. 6.875%, due 09/15/30[2]		25,000	25,321
8.250%, due 08/15/28[2]		100,000	102,801
Empire Communities Corp. 9.750%, due 05/01/29[2]		75,000	77,499
Forestar Group, Inc. 5.000%, due 03/01/28[2]		125,000	124,909
Installed Building Products, Inc. 5.625%, due 02/01/34[2]		25,000	25,144
K Hovnanian Enterprises, Inc. 8.000%, due 04/01/31[2]		25,000	25,612
8.375%, due 10/01/33[2]		25,000	25,550
KB Home 4.000%, due 06/15/31		125,000	118,004
7.250%, due 07/15/30		75,000	77,203
LGI Homes, Inc. 4.000%, due 07/15/29[2]		25,000	22,943
7.000%, due 11/15/32[2]		50,000	48,766
8.750%, due 12/15/28[2]		100,000	104,213
Maison Finco PLC 6.000%, due 10/31/27[3]	GBP	100,000	134,108
Mattamy Group Corp. 4.625%, due 03/01/30[2]		125,000	122,213
Shea Homes LP/Shea Homes Funding Corp. 4.750%, due 02/15/28		50,000	49,905
4.750%, due 04/01/29		125,000	123,365
STL Holding Co. LLC 8.750%, due 02/15/29[2]		75,000	78,868
Thor Industries, Inc. 4.000%, due 10/15/29[2]		25,000	24,030
Winnebago Industries, Inc. 6.250%, due 07/15/28[2]		59,000	58,951
			2,415,026
Home furnishings—0.5%
Arcelik AS 8.500%, due 09/25/28[3]		200,000	211,296
	Face amount[1]	Value
Corporate bonds—(continued)
Home furnishings—(concluded)
FXI Holdings, Inc. 11.000%, due 11/15/30[2]	217,792	$200,641
16.000% PIK, 14.000%, due 11/15/29[2,9]	130,216	74,228
Somnigroup International, Inc. 4.000%, due 04/15/29[2]	125,000	121,270
Whirlpool Corp. 4.500%, due 06/01/46	50,000	36,271
4.600%, due 05/15/50	25,000	18,107
4.700%, due 05/14/32	25,000	22,751
5.150%, due 03/01/43	75,000	61,200
5.500%, due 03/01/33	50,000	46,849
6.125%, due 06/15/30	25,000	25,065
6.500%, due 06/15/33	50,000	49,340
		867,018
Household products/wares—0.1%
Central Garden & Pet Co. 4.125%, due 04/30/31[2]	100,000	94,643
Housewares—0.2%
Newell Brands, Inc. 6.375%, due 09/15/27	75,000	75,633
6.625%, due 09/15/29	50,000	50,053
7.375%, due 04/01/36	125,000	120,935
7.500%, due 04/01/46	50,000	42,221
Scotts Miracle-Gro Co. 4.000%, due 04/01/31	125,000	117,666
		406,508
Insurance—0.8%
Acrisure LLC/Acrisure Finance, Inc. 4.250%, due 02/15/29[2]	25,000	24,217
6.000%, due 08/01/29[2]	275,000	271,563
8.250%, due 02/01/29[2]	100,000	103,685
8.500%, due 06/15/29[2]	25,000	26,144
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer 7.375%, due 10/01/32[2]	50,000	51,761
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc. 7.500%, due 07/15/33[2]	25,000	25,489
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.875%, due 11/01/29[2]	100,000	101,517
Asurion LLC & Asurion Co-Issuer, Inc. 8.000%, due 12/31/32[2]	50,000	52,240
8.375%, due 02/01/34[2]	175,000	176,918
Baldwin Insurance Group Holdings LLC/ Baldwin Insurance Group Holdings Finance 7.125%, due 05/15/31[2]	125,000	128,541
HUB International Ltd. 5.625%, due 12/01/29[2]	75,000	74,921
7.250%, due 06/15/30[2]	50,000	52,168

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Insurance—(concluded)
Nassau Cos., of New York 7.875%, due 07/15/30[2]		75,000	$71,487
Panther Escrow Issuer LLC 7.125%, due 06/01/31[2]		150,000	154,489
Ryan Specialty LLC 5.875%, due 08/01/32[2]		75,000	76,246
			1,391,386
Internet—0.9%
Cogent Communications Group LLC/ Cogent Finance, Inc. 7.000%, due 06/15/27[2]		50,000	49,785
7.000%, due 06/15/27[2]		50,000	49,700
Engineering—Ingegneria Informatica—SpA 8.625%, due 02/15/30[3]	EUR	200,000	247,543
11.125%, due 05/15/28[3]		100,000	123,958
Gen Digital, Inc. 6.750%, due 09/30/27[2]		50,000	50,418
7.125%, due 09/30/30[2]		150,000	153,738
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.250%, due 12/01/27[2]		175,000	174,779
iliad SA 4.250%, due 12/15/29[3]	EUR	100,000	121,615
5.375%, due 05/02/31[3]		100,000	127,399
Millennium Escrow Corp. 6.625%, due 08/01/26[2]		75,000	73,264
Snap, Inc. 6.875%, due 03/01/33[2]		225,000	230,885
United Group BV 6.500%, due 10/31/31[3]	EUR	100,000	122,644
			1,525,728
Investment companies—0.5%
Compass Group Diversified Holdings LLC 5.000%, due 01/15/32[2]		77,202	68,878
5.250%, due 04/15/29[2]		25,733	23,989
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, due 02/01/29		50,000	44,135
5.250%, due 05/15/27		250,000	247,322
6.250%, due 05/15/26		70,000	70,002
9.000%, due 06/15/30		75,000	73,182
9.750%, due 01/15/29		125,000	125,762
10.000%, due 11/15/29[2]		125,000	126,173
			779,443
Iron & steel—1.4%
Algoma Steel, Inc. 9.125%, due 04/15/29[2]		50,000	42,884
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.750%, due 07/15/26[2]		125,000	108,810
Big River Steel LLC/BRS Finance Corp. 6.625%, due 01/31/29[2]		140,000	141,299
	Face amount[1]		Value
Corporate bonds—(continued)
Iron & steel—(concluded)
Carpenter Technology Corp. 5.625%, due 03/01/34[2]		75,000	$76,108
Celsa Opco SA 8.250%, due 12/15/30[2]	EUR	200,000	250,781
Champion Iron Canada, Inc. 7.875%, due 07/15/32[2]		50,000	53,485
Cleveland-Cliffs, Inc. 4.875%, due 03/01/31[2]		50,000	47,941
6.750%, due 04/15/30[2]		25,000	25,563
7.000%, due 03/15/32[2]		150,000	153,935
7.375%, due 05/01/33[2]		175,000	182,620
7.500%, due 09/15/31[2]		25,000	26,382
Commercial Metals Co. 4.125%, due 01/15/30		50,000	48,510
4.375%, due 03/15/32		50,000	47,781
5.750%, due 11/15/33[2]		50,000	50,835
6.000%, due 12/15/35[2]		50,000	51,086
Infrabuild Australia Pty. Ltd. 14.500%, due 11/15/28[2]		50,000	52,370
Mineral Resources Ltd. 7.000%, due 04/01/31[2]		50,000	52,548
8.000%, due 11/01/27[2]		100,000	102,262
Samarco Mineracao SA 9.500% Cash or 9.000% PIK, 9.500%, due 06/30/31[3,9]		755,090	758,790
			2,273,990
Leisure time—1.8%
Acushnet Co. 5.625%, due 12/01/33[2]		50,000	50,470
Carnival Corp. 5.125%, due 05/01/29[2]		50,000	50,586
5.750%, due 01/15/30[2]	EUR	175,000	222,797
5.750%, due 08/01/32[2]		200,000	205,405
5.875%, due 06/15/31[2]		100,000	103,367
6.125%, due 02/15/33[2]		75,000	77,153
6.650%, due 01/15/28		100,000	103,945
Deuce Finco PLC 7.000%, due 11/20/31[2]	GBP	150,000	208,290
Life Time, Inc. 6.000%, due 11/15/31[2]		150,000	153,794
Lindblad Expeditions LLC 7.000%, due 09/15/30[2]		25,000	26,099
MajorDrive Holdings IV LLC 6.375%, due 06/01/29[2]		150,000	120,671
NCL Corp. Ltd. 5.875%, due 01/15/31[2]		25,000	25,068
6.750%, due 02/01/32[2]		100,000	102,481
7.750%, due 02/15/29[2]		100,000	106,869
NCL Finance Ltd. 6.125%, due 03/15/28[2]		100,000	102,791
Patrick Industries, Inc. 4.750%, due 05/01/29[2]		100,000	98,989
Pinnacle Bidco PLC 8.250%, due 10/11/28[3]	EUR	100,000	124,034

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Leisure time—(concluded)
Royal Caribbean Cruises Ltd. 5.375%, due 07/15/27[2]		300,000	$302,298
5.625%, due 09/30/31[2]		125,000	128,502
Sabre GLBL, Inc. 11.125%, due 07/15/30[2]		25,000	20,219
TUI AG 5.875%, due 03/15/29[2]	EUR	100,000	122,277
TUI Cruises GmbH 5.000%, due 05/15/30[2]		100,000	121,985
Viking Cruises Ltd. 7.000%, due 02/15/29[2]		100,000	100,403
Viking Ocean Cruises Ship VII Ltd. 5.625%, due 02/15/29[2]		75,000	75,003
VOC Escrow Ltd. 5.000%, due 02/15/28[2]		150,000	149,903
			2,903,399
Lodging—1.9%
Boyd Gaming Corp. 4.750%, due 12/01/27		25,000	24,990
4.750%, due 06/15/31[2]		250,000	243,531
Essendi SA 5.625%, due 05/15/32[3]	EUR	200,000	243,877
Full House Resorts, Inc. 8.250%, due 02/15/28[2]		100,000	91,125
Hilton Domestic Operating Co., Inc. 4.000%, due 05/01/31[2]		275,000	262,500
4.875%, due 01/15/30		25,000	25,049
5.500%, due 03/31/34[2]		50,000	50,241
5.750%, due 09/15/33[2]		75,000	76,406
5.875%, due 03/15/33[2]		75,000	76,959
6.125%, due 04/01/32[2]		75,000	77,470
Hilton Grand Vacations Borrower LLC/ Hilton Grand Vacations Borrower, Inc. 4.875%, due 07/01/31[2]		175,000	163,225
5.000%, due 06/01/29[2]		200,000	194,457
Marriott Ownership Resorts, Inc. 4.500%, due 06/15/29[2]		50,000	47,700
6.500%, due 10/01/33[2]		75,000	71,362
Melco Resorts Finance Ltd. 7.625%, due 04/17/32[2]		200,000	209,375
MGM Resorts International 6.500%, due 04/15/32		125,000	127,964
Motel One GmbH/Muenchen 7.750%, due 04/02/31[3]	EUR	120,000	152,888
Station Casinos LLC 4.500%, due 02/15/28[2]		25,000	24,886
4.625%, due 12/01/31[2]		75,000	72,000
Studio City Finance Ltd. 5.000%, due 01/15/29[2]		200,000	193,570
Travel & Leisure Co. 4.625%, due 03/01/30[2]		75,000	73,200
6.125%, due 09/01/33[2]		50,000	50,531
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250%, due 05/15/27[2]		150,000	150,843
	Face amount[1]		Value
Corporate bonds—(continued)
Lodging—(concluded)
Wynn Macau Ltd. 6.750%, due 02/15/34[2]		450,000	$456,187
			3,160,336
Machinery-construction & mining—0.1%
Manitowoc Co., Inc. 9.250%, due 10/01/31[2]		50,000	54,305
Terex Corp. 5.000%, due 05/15/29[2]		150,000	149,526
			203,831
Machinery-diversified—0.1%
Columbus McKinnon Corp. 7.125%, due 02/01/33[2]		25,000	25,130
CompoSecure Holdings LLC 5.625%, due 02/01/33[2]		75,000	74,760
Galapagos SA 5.375%, due 06/15/21[3,11]	EUR	27,500	163
GrafTech Global Enterprises, Inc. 9.875%, due 12/23/29[2]		75,000	63,796
			163,849
Media—5.3%
Altice Holdings 1 SARL 0.000%, due 12/31/99[2,8,12]	EUR	863	141
AMC Networks, Inc. 4.250%, due 02/15/29		28,000	24,467
10.250%, due 01/15/29[2]		25,000	26,067
10.500%, due 07/15/32[2]		50,000	53,909
Block Communications, Inc. 4.875%, due 03/01/28[2]		25,000	24,531
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, due 02/01/31[2]		200,000	183,109
4.250%, due 01/15/34[2]		150,000	126,704
4.500%, due 06/01/33[2]		375,000	328,113
4.750%, due 03/01/30[2]		175,000	167,178
4.750%, due 02/01/32[2]		550,000	502,362
5.125%, due 05/01/27[2]		50,000	50,020
6.375%, due 09/01/29[2]		200,000	201,912
7.000%, due 02/01/33[2]		150,000	151,449
Charter Communications Operating LLC/ Charter Communications Operating Capital 6.484%, due 10/23/45		50,000	47,059
CSC Holdings LLC 4.500%, due 11/15/31[2]		200,000	121,324
6.500%, due 02/01/29[2]		200,000	128,059
11.250%, due 05/15/28[2]		400,000	320,594
11.750%, due 01/31/29[2]		400,000	291,666
Digi Romania SA 4.625%, due 10/29/31[2]	EUR	200,000	236,477
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, due 08/15/27[2]		103,000	103,502
10.000%, due 02/15/31[2]		350,000	360,531

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Media—(continued)
Discovery Communications LLC 3.625%, due 05/15/30		150,000	$138,571
3.950%, due 03/20/28		50,000	49,125
4.125%, due 05/15/29		175,000	169,993
5.000%, due 09/20/37		25,000	19,312
6.350%, due 06/01/40		25,000	20,633
DISH DBS Corp. 5.125%, due 06/01/29		125,000	110,627
5.250%, due 12/01/26[2]		75,000	72,890
5.750%, due 12/01/28[2]		250,000	241,932
7.375%, due 07/01/28		175,000	168,102
7.750%, due 07/01/26		50,000	48,956
DISH Network Corp. 11.750%, due 11/15/27[2]		275,000	284,613
EW Scripps Co. 9.875%, due 08/15/30[2]		25,000	24,914
Gray Media, Inc. 4.750%, due 10/15/30[2]		150,000	115,770
5.375%, due 11/15/31[2]		100,000	74,242
7.250%, due 08/15/33[2]		50,000	51,189
9.625%, due 07/15/32[2]		50,000	51,548
Grupo Televisa SAB 6.125%, due 01/31/46		300,000	236,250
iHeartCommunications, Inc. 4.750%, due 01/15/28[2]		100,000	90,996
7.000%, due 01/15/31[2]		40,000	32,100
7.750%, due 08/15/30[2]		133,500	114,296
9.125%, due 05/01/29[2]		153,776	145,318
10.875%, due 05/01/30[2]		160,000	132,736
McGraw-Hill Education, Inc. 8.000%, due 08/01/29[2]		125,000	126,137
Midcontinent Communications 8.000%, due 08/15/32[2]		50,000	48,108
News Corp. 5.125%, due 02/15/32[2]		50,000	49,928
Rite Aid Corp. 0.000%, due 08/30/34[4,5,12]		5,396	54
Scripps Escrow II, Inc. 5.375%, due 01/15/31[2]		75,000	55,632
Sinclair Television Group, Inc. 4.375%, due 12/31/32[2]		50,000	39,438
8.125%, due 02/15/33[2]		75,000	77,582
Sirius XM Radio LLC 3.875%, due 09/01/31[2]		350,000	319,674
4.000%, due 07/15/28[2]		50,000	48,841
5.500%, due 07/01/29[2]		150,000	150,672
Summer BidCo BV Series PIYC, 8.875%, due 01/31/31[2]	EUR	100,000	120,227
Sunrise FinCo I BV 4.625%, due 05/15/32[3]		100,000	119,917
4.875%, due 07/15/31[2]		200,000	191,564
TEGNA, Inc. 4.625%, due 03/15/28		25,000	24,826
5.000%, due 09/15/29		25,000	24,826
Univision Communications, Inc. 4.500%, due 05/01/29[2]		275,000	262,668
	Face amount[1]		Value
Corporate bonds—(continued)
Media—(concluded)
7.375%, due 06/30/30[2]		25,000	$25,328
8.000%, due 08/15/28[2]		25,000	25,800
9.375%, due 08/01/32[2]		150,000	161,498
UPCB Finance VII Ltd. 3.625%, due 06/15/29[3]	EUR	106,065	125,383
Virgin Media Finance PLC 5.000%, due 07/15/30[2]		200,000	174,754
Virgin Media O2 Vendor Financing Notes V DAC 7.875%, due 03/15/32[2]	GBP	100,000	134,234
Virgin Media O2 Vendor Financing Notes VI DAC 8.500%, due 03/15/33[2]		200,000	198,252
Virgin Media O2 Vendor Financing Notes VII DAC 7.500%, due 07/15/33[2]	EUR	100,000	118,045
8.875%, due 07/15/33[2]	GBP	150,000	203,189
VZ Vendor Financing II BV 2.875%, due 01/15/29[3]	EUR	100,000	112,702
			8,782,566
Metal fabricate/hardware—0.1%
Roller Bearing Co. of America, Inc. 4.375%, due 10/15/29[2]		125,000	123,093
TMS International Corp. 6.250%, due 04/15/29[2]		50,000	48,750
			171,843
Mining—1.9%
Aris Mining Corp. 8.000%, due 10/31/29[2]		200,000	209,250
Arsenal AIC Parent LLC 8.000%, due 10/01/30[2]		150,000	158,857
11.500%, due 10/01/31[2]		50,000	55,096
Capstone Copper Corp. 6.750%, due 03/31/33[2]		25,000	25,906
Century Aluminum Co. 6.875%, due 08/01/32[2]		75,000	77,667
Compass Minerals International, Inc. 8.000%, due 07/01/30[2]		50,000	53,032
Constellium SE 3.125%, due 07/15/29[2]	EUR	100,000	117,699
First Quantum Minerals Ltd. 7.250%, due 02/15/34[2]		200,000	210,128
8.000%, due 03/01/33[2]		300,000	321,474
Fortescue Treasury Pty. Ltd. 4.375%, due 04/01/31[2]		84,000	81,161
5.875%, due 04/15/30[2]		75,000	77,170
6.125%, due 04/15/32[2]		150,000	156,214
Hudbay Minerals, Inc. 4.500%, due 04/01/26[2]		75,000	74,932
IAMGOLD Corp. 5.750%, due 10/15/28[2]		50,000	50,101
Kaiser Aluminum Corp. 4.500%, due 06/01/31[2]		75,000	72,403
5.875%, due 03/01/34[2]		50,000	50,372

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Mining—(concluded)
Novelis Corp. 3.875%, due 08/15/31[2]		50,000	$45,753
4.750%, due 01/30/30[2]		75,000	72,657
6.875%, due 01/30/30[2]		50,000	51,823
Novelis Sheet Ingot GmbH 3.375%, due 04/15/29[3]	EUR	200,000	233,675
Stillwater Mining Co. 4.500%, due 11/16/29[3]		200,000	192,000
Taseko Mines Ltd. 8.250%, due 05/01/30[2]		50,000	53,072
Vedanta Resources Finance II PLC 9.125%, due 10/15/32[2]		200,000	208,750
10.250%, due 06/03/28[2]		200,000	207,438
WE Soda Investments Holding PLC 9.500%, due 10/06/28[3]		300,000	309,891
			3,166,521
Miscellaneous manufacturers—0.4%
Avient Corp. 6.250%, due 11/01/31[2]		50,000	51,406
7.125%, due 08/01/30[2]		75,000	77,145
Axon Enterprise, Inc. 6.125%, due 03/15/30[2]		75,000	77,096
6.250%, due 03/15/33[2]		150,000	155,423
Maxam Prill SARL 6.000%, due 07/15/30[2]	EUR	100,000	123,054
Trinity Industries, Inc. 7.750%, due 07/15/28[2]		100,000	103,221
			587,345
Office & business equipment—0.1%
Xerox Holdings Corp. 5.500%, due 08/15/28[2]		50,000	22,005
Zebra Technologies Corp. 6.500%, due 06/01/32[2]		175,000	180,256
			202,261
Oil & gas—8.8%
Aethon United BR LP/Aethon United Finance Corp. 7.500%, due 10/01/29[2]		50,000	52,615
Ascent Resources Utica Holdings LLC/ ARU Finance Corp. 5.875%, due 06/30/29[2]		25,000	25,169
6.625%, due 10/15/32[2]		50,000	51,819
6.625%, due 07/15/33[2]		25,000	25,887
9.000%, due 11/01/27[2]		150,000	184,789
Azule Energy Finance PLC 8.250%, due 01/22/31[2]		300,000	300,330
Breakwater Energy Holdings SARL 9.250%, due 11/15/30[2]		250,000	262,447
California Resources Corp. 8.250%, due 06/15/29[2]		75,000	78,883
Chord Energy Corp. 6.000%, due 10/01/30[2]		25,000	25,487
	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
CITGO Petroleum Corp. 8.375%, due 01/15/29[2]		250,000	$259,819
CNX Resources Corp. 6.000%, due 01/15/29[2]		125,000	125,725
7.250%, due 03/01/32[2]		50,000	52,311
7.375%, due 01/15/31[2]		25,000	25,892
Comstock Resources, Inc. 5.875%, due 01/15/30[2]		100,000	97,570
6.750%, due 03/01/29[2]		75,000	75,478
6.750%, due 03/01/29[2]		75,000	75,093
Constellation Oil Services Holding SA 9.375%, due 11/07/29[2]		200,000	208,480
Cosan Overseas Ltd. 8.250%, due 05/05/26[3,8]		400,000	403,252
Crescent Energy Finance LLC 7.375%, due 01/15/33[2]		125,000	120,972
7.625%, due 04/01/32[2]		75,000	74,391
7.875%, due 04/15/32[2]		95,000	94,519
9.750%, due 10/15/30[2]		150,000	159,528
CVR Energy, Inc. 7.500%, due 02/15/31[2,7]		50,000	49,895
8.500%, due 01/15/29[2]		25,000	26,056
DNO ASA Series 1235, Steps to 15.750% on 06/17/31, 10.750%, due 06/17/85[3]		400,000	425,448
Ecopetrol SA 4.625%, due 11/02/31		450,000	402,525
5.875%, due 05/28/45		500,000	376,925
8.375%, due 01/19/36		200,000	206,870
Energean PLC 5.625%, due 05/12/31[2]	EUR	100,000	119,054
FORESEA Holding SA 7.500%, due 06/15/30[3]		200,000	197,696
Global Marine, Inc. 7.000%, due 06/01/28		152,000	148,764
Gulfport Energy Operating Corp. 6.750%, due 09/01/29[2]		25,000	25,782
Hilcorp Energy I LP/Hilcorp Finance Co. 5.750%, due 02/01/29[2]		25,000	25,006
6.000%, due 04/15/30[2]		100,000	98,392
6.000%, due 02/01/31[2]		125,000	120,716
6.250%, due 11/01/28[2]		100,000	100,821
8.375%, due 11/01/33[2]		25,000	25,956
Ithaca Energy North Sea PLC 5.500%, due 10/01/31[2]	EUR	200,000	239,661
Kraken Oil & Gas Partners LLC 7.625%, due 08/15/29[2]		125,000	124,919
Leviathan Bond Ltd. 6.500%, due 06/30/27[3]		200,000	201,812
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp. 6.875%, due 12/01/32[2]		100,000	103,845
Matador Resources Co. 6.250%, due 04/15/33[2]		125,000	125,981
6.500%, due 04/15/32[2]		75,000	76,369
6.875%, due 04/15/28[2]		75,000	76,631

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas—(continued)
MC Brazil Downstream Trading SARL 7.250%, due 06/30/31[3]		226,542	$200,773
Moss Creek Resources Holdings, Inc. 8.250%, due 09/01/31[2]		125,000	121,565
Murphy Oil Corp. 6.000%, due 10/01/32		25,000	24,979
6.500%, due 02/15/34		25,000	24,910
Nabors Industries, Inc. 7.625%, due 11/15/32[2]		25,000	25,468
8.875%, due 08/15/31[2]		25,000	25,421
9.125%, due 01/31/30[2]		75,000	79,202
Noble Finance II LLC 8.000%, due 04/15/30[2]		150,000	156,368
Northern Oil & Gas, Inc. 7.875%, due 10/15/33[2]		50,000	50,481
8.750%, due 06/15/31[2]		250,000	258,435
PBF Holding Co. LLC/PBF Finance Corp. 6.000%, due 02/15/28		250,000	249,631
7.875%, due 09/15/30[2]		25,000	25,034
9.875%, due 03/15/30[2]		25,000	26,512
Permian Resources Operating LLC 5.875%, due 07/01/29[2]		50,000	50,168
6.250%, due 02/01/33[2]		50,000	51,508
8.000%, due 04/15/27[2]		75,000	75,682
Petrobras Global Finance BV 6.850%, due 06/05/15		350,000	331,359
6.900%, due 03/19/49		250,000	248,360
Petroleos Mexicanos 2.750%, due 04/21/27[3]	EUR	117,000	136,822
6.500%, due 06/02/41		1,250,000	1,086,812
6.700%, due 02/16/32		150,000	149,728
6.750%, due 09/21/47		279,000	229,517
6.950%, due 01/28/60		250,000	203,600
7.690%, due 01/23/50		750,000	675,000
10.000%, due 02/07/33		100,000	116,408
Precision Drilling Corp. 6.875%, due 01/15/29[2]		100,000	101,134
Puma International Financing SA 7.750%, due 04/25/29[3]		200,000	206,697
Raizen Fuels Finance SA 6.950%, due 03/05/54[3]		300,000	227,910
Sanchez Energy Corp. 0.000%, due 06/15/21[11]		475,000	47
0.000%, due 01/15/23[12]		325,000	32
SM Energy Co. 6.500%, due 07/15/28		25,000	25,293
6.750%, due 08/01/29[2]		75,000	75,854
8.625%, due 11/01/30[2]		75,000	79,322
8.750%, due 07/01/31[2]		225,000	236,331
9.625%, due 06/15/33[2]		125,000	136,711
Sunoco LP 4.500%, due 10/01/29[2]		250,000	244,652
4.625%, due 05/01/30[2]		100,000	97,508
5.625%, due 03/15/31[2]		50,000	50,306
5.875%, due 07/15/27[2]		75,000	75,062
5.875%, due 03/15/34[2]		75,000	75,200
	Face amount[1]	Value
Corporate bonds—(continued)
Oil & gas—(concluded)
6.250%, due 07/01/33[2]	100,000	$102,582
(fixed, converts to FRN on 09/18/30), 7.875%, due 09/18/30[2,6,8]	200,000	206,006
Sunoco LP/Sunoco Finance Corp. 4.500%, due 04/30/30	25,000	24,411
6.000%, due 04/15/27	150,000	150,155
7.000%, due 09/15/28[2]	75,000	77,432
Talos Production, Inc. 9.000%, due 02/01/29[2]	75,000	78,146
9.375%, due 02/01/31[2]	100,000	105,935
Teine Energy Ltd. 6.875%, due 04/15/29[2]	100,000	100,078
TGNR Intermediate Holdings LLC 5.500%, due 10/15/29[2]	75,000	74,217
Transocean Aquila Ltd. 8.000%, due 09/30/28[2]	36,154	37,060
Transocean International Ltd. 6.800%, due 03/15/38	250,000	224,666
7.500%, due 04/15/31	150,000	147,813
7.875%, due 10/15/32[2]	25,000	26,371
8.250%, due 05/15/29[2]	75,000	76,415
8.500%, due 05/15/31[2]	50,000	50,895
8.750%, due 02/15/30[2]	18,750	19,546
Transocean Titan Financing Ltd. 8.375%, due 02/01/28[2]	40,476	41,290
Valaris Ltd. 8.375%, due 04/30/30[2]	150,000	156,736
Vermilion Energy, Inc. 6.875%, due 05/01/30[2]	50,000	49,963
7.250%, due 02/15/33[2]	25,000	24,211
YPF SA 7.000%, due 12/15/47[2]	300,000	266,130
8.750%, due 09/11/31[2]	200,000	206,518
		14,581,958
Oil & gas services—0.8%
Archrock Partners LP/Archrock Partners Finance Corp. 6.250%, due 04/01/28[2]	175,000	175,441
Archrock Services LP/Archrock Partners Finance Corp. 6.000%, due 02/01/34[2]	25,000	24,981
Bristow Group, Inc. 6.750%, due 02/01/33[2]	75,000	75,879
6.875%, due 03/01/28[2]	75,000	75,079
CHC Group LLC 11.750%, due 09/01/30[2]	100,000	95,878
Enerflex, Inc. 6.875%, due 01/15/31[2]	50,000	51,674
Helix Energy Solutions Group, Inc. 9.750%, due 03/01/29[2]	75,000	78,958
Kodiak Gas Services LLC 6.500%, due 10/01/33[2]	25,000	25,607
7.250%, due 02/15/29[2]	75,000	77,791
Nine Energy Service, Inc. 13.000%, due 02/01/28	150,000	36,905

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Oil & gas services—(concluded)
OHI Group SA 13.000%, due 07/22/29[2]		190,000	$192,451
SESI LLC 7.875%, due 09/30/30[2]		50,000	50,416
Star Holding LLC 8.750%, due 08/01/31[2]		50,000	50,122
USA Compression Partners LP/USA Compression Finance Corp. 6.250%, due 10/01/33[2]		75,000	75,975
7.125%, due 03/15/29[2]		150,000	155,313
WBI Operating LLC 6.250%, due 10/15/30[2]		25,000	25,188
Weatherford International Ltd. 6.750%, due 10/15/33[2]		50,000	51,786
			1,319,444
Packaging & containers—1.7%
ARD Finance SA 5.000% Cash or 5.750% PIK, 5.000%, due 06/30/27[3,9]	EUR	1	0
6.500% Cash or 7.250% PIK, 6.500%, due 06/30/27[2,9,11]		1	0
Ardagh Group SA 9.500%, due 12/01/30[2]		228,000	246,371
4.500% Cash and 7.500% PIK, 12.000%, due 12/01/30[3,9]	EUR	300,000	335,694
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.000%, due 09/01/29[3]		100,000	113,600
5.000%, due 01/30/31[2]		200,000	241,659
Ball Corp. 3.125%, due 09/15/31		125,000	114,878
4.250%, due 07/01/32	EUR	200,000	242,214
Clydesdale Acquisition Holdings, Inc. 6.750%, due 04/15/32[2]		200,000	201,561
8.750%, due 04/15/30[2]		50,000	50,036
Crown European Holdings SACA 3.750%, due 09/30/31[2]	EUR	100,000	118,776
Mauser Packaging Solutions Holding Co. 9.250%, due 04/15/30[2]		75,000	73,778
OI European Group BV 4.750%, due 02/15/30[2]		225,000	217,731
Owens-Brockway Glass Container, Inc. 6.625%, due 05/13/27[2]		163,000	163,469
7.250%, due 05/15/31[2]		100,000	101,774
7.375%, due 06/01/32[2]		25,000	25,498
Sealed Air Corp. 4.000%, due 12/01/27[2]		51,000	50,806
5.000%, due 04/15/29[2]		75,000	75,494
6.500%, due 07/15/32[2]		50,000	51,907
Sealed Air Corp./Sealed Air Corp. U.S. 7.250%, due 02/15/31[2]		50,000	52,064
Silgan Holdings, Inc. 4.250%, due 02/15/31[2]	EUR	100,000	119,788
	Face amount[1]		Value
Corporate bonds—(continued)
Packaging & containers—(concluded)
TriMas Corp. 4.125%, due 04/15/29[2]		150,000	$146,232
Trivium Packaging Finance BV 6.625%, due 07/15/30[2]	EUR	100,000	125,061
			2,868,391
Pharmaceuticals—2.5%
1261229 BC Ltd. 10.000%, due 04/15/32[2]		400,000	410,503
AbbVie, Inc. 5.600%, due 03/15/55		25,000	24,994
Accendra Health, Inc. 4.500%, due 03/31/29[2]		50,000	32,897
6.625%, due 04/01/30[2]		25,000	14,062
Amneal Pharmaceuticals LLC 6.875%, due 08/01/32[2]		50,000	52,648
Bausch Health Americas, Inc. 8.500%, due 01/31/27[2]		50,000	49,581
Bausch Health Cos., Inc. 4.875%, due 06/01/28[2]		50,000	46,249
5.000%, due 01/30/28[2]		50,000	42,802
5.250%, due 01/30/30[2]		50,000	35,562
5.250%, due 02/15/31[2]		50,000	32,750
7.000%, due 01/15/28[2]		175,000	158,027
7.250%, due 05/30/29[2]		150,000	119,250
11.000%, due 09/30/28[2]		125,000	129,947
14.000%, due 10/15/30[2]		25,000	25,166
BellRing Brands, Inc. 7.000%, due 03/15/30[2]		175,000	179,821
Cheplapharm Arzneimittel GmbH 7.125%, due 06/15/31[3]	EUR	100,000	121,486
CVS Health Corp. (fixed, converts to FRN on 12/10/34), 6.750%, due 12/10/54[6]		25,000	25,990
(fixed, converts to FRN on 03/10/30), 7.000%, due 03/10/55[6]		125,000	130,831
Dolcetto Holdco SpA 5.625%, due 07/14/32[2]	EUR	200,000	241,158
Endo Finance Holdings LP 8.500%, due 04/15/31[2]		25,000	26,453
Grifols SA 7.500%, due 05/01/30[3]	EUR	325,000	403,222
Gruenenthal GmbH 4.625%, due 11/15/31[3]		100,000	119,934
HLF Financing SARL LLC/ Herbalife International, Inc. 4.875%, due 06/01/29[2]		25,000	23,725
12.250%, due 04/15/29[2]		50,000	53,757
Neopharmed Gentili SpA 7.125%, due 04/08/30[3]	EUR	175,000	216,086
Nidda Healthcare Holding GmbH 5.625%, due 02/21/30[3]		200,000	243,903
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, due 04/30/28[2]		200,000	196,164
5.125%, due 04/30/31[2]		200,000	181,631

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Rossini SARL 6.750%, due 12/31/29[2]	EUR	100,000	$123,691
Teva Pharmaceutical Finance Netherlands II BV 4.375%, due 05/09/30		100,000	121,834
7.875%, due 09/15/31		200,000	284,188
Teva Pharmaceutical Finance Netherlands III BV 4.100%, due 10/01/46		300,000	229,119
			4,097,431
Pipelines—4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, due 06/15/29[2]		25,000	25,043
5.750%, due 10/15/33[2]		50,000	50,545
5.750%, due 07/01/34[2]		75,000	75,756
6.625%, due 02/01/32[2]		75,000	77,910
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.000%, due 07/15/29[2]		75,000	78,157
7.250%, due 07/15/32[2]		25,000	26,505
Buckeye Partners LP 5.850%, due 11/15/43		50,000	46,650
6.750%, due 02/01/30[2]		50,000	52,388
6.875%, due 07/01/29[2]		100,000	103,963
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500%, due 06/15/31[2]		250,000	248,605
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125%, due 06/01/28[2]		100,000	100,661
7.375%, due 06/30/33[2]		50,000	51,416
8.625%, due 03/15/29[2]		200,000	209,165
Energy Transfer LP (fixed, converts to FRN on 02/15/31), 6.500%, due 02/15/56[6]		100,000	100,005
(fixed, converts to FRN on 02/15/36), 6.750%, due 02/15/56[6]		75,000	75,535
(fixed, converts to FRN on 10/01/29), 7.125%, due 10/01/54[6]		75,000	77,501
Excelerate Energy LP 8.000%, due 05/15/30[2]		125,000	133,673
Genesis Energy LP/Genesis Energy Finance Corp. 7.875%, due 05/15/32		175,000	182,615
8.000%, due 05/15/33		125,000	130,458
8.875%, due 04/15/30		50,000	52,620
Global Partners LP/GLP Finance Corp. 7.125%, due 07/01/33[2]		75,000	76,823
Golar LNG Ltd. 7.500%, due 10/02/30[2]		250,000	250,250
Harvest Midstream I LP 7.500%, due 09/01/28[2]		200,000	202,749
7.500%, due 05/15/32[2]		75,000	78,338
	Face amount[1]	Value
Corporate bonds—(continued)
Pipelines—(continued)
Hess Midstream Operations LP 5.125%, due 06/15/28[2]	225,000	$225,059
6.500%, due 06/01/29[2]	50,000	51,750
Howard Midstream Energy Partners LLC 6.625%, due 01/15/34[2]	75,000	76,980
7.375%, due 07/15/32[2]	100,000	105,630
ITT Holdings LLC 6.500%, due 08/01/29[2]	25,000	24,102
Kinetik Holdings LP 5.875%, due 06/15/30[2]	100,000	101,194
6.625%, due 12/15/28[2]	25,000	25,743
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.500%, due 02/15/28[2]	150,000	156,000
New Fortress Energy, Inc. 6.500%, due 09/30/26[2]	50,000	4,676
NFE Financing LLC 12.000%, due 11/15/29[2]	225,000	79,567
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, due 02/15/29[2]	175,000	181,603
8.375%, due 02/15/32[2]	100,000	104,666
Northriver Midstream Finance LP 6.750%, due 07/15/32[2]	125,000	127,176
NuStar Logistics LP 5.625%, due 04/28/27	25,000	25,250
6.375%, due 10/01/30	175,000	183,356
ONEOK, Inc. 5.050%, due 04/01/45	75,000	66,516
5.450%, due 06/01/47	125,000	116,445
5.600%, due 04/01/44	25,000	23,752
Plains All American Pipeline LP Series B, 3 mo. USD Term SOFR + 4.372%, 8.223%, due 03/01/26[6,8]	150,000	149,721
Prairie Acquiror LP 9.000%, due 08/01/29[2]	75,000	77,790
Rockies Express Pipeline LLC 4.800%, due 05/15/30[2]	50,000	49,271
4.950%, due 07/15/29[2]	50,000	49,845
6.875%, due 04/15/40[2]	100,000	102,373
South Bow Canadian Infrastructure Holdings Ltd. (fixed, converts to FRN on 03/01/35), 7.500%, due 03/01/55[6]	50,000	52,855
(fixed, converts to FRN on 03/01/30), 7.625%, due 03/01/55[6]	75,000	78,186
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.000%, due 09/01/31[2]	100,000	100,632
7.375%, due 02/15/29[2]	75,000	77,750
Targa Resources Corp. 4.950%, due 04/15/52	50,000	42,691
6.500%, due 02/15/53	50,000	52,451
TransMontaigne Partners LLC 8.500%, due 06/15/30[2]	50,000	51,871

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Pipelines—(concluded)
Transportadora de Gas del Sur SA 7.750%, due 11/20/35[2]		300,000	$300,750
Venture Global Calcasieu Pass LLC 4.125%, due 08/15/31[2]		25,000	23,068
6.250%, due 01/15/30[2]		100,000	102,471
Venture Global LNG, Inc. 8.125%, due 06/01/28[2]		125,000	127,962
8.375%, due 06/01/31[2]		75,000	76,711
9.500%, due 02/01/29[2]		275,000	292,839
9.875%, due 02/01/32[2]		175,000	185,027
Venture Global Plaquemines LNG LLC 6.125%, due 12/15/30[2]		125,000	128,663
6.500%, due 01/15/34[2]		325,000	337,284
6.500%, due 06/15/34[2]		125,000	129,454
6.750%, due 01/15/36[2]		100,000	104,826
7.500%, due 05/01/33[2]		75,000	82,228
Western Midstream Operating LP 5.300%, due 03/01/48		50,000	43,571
7.250%, due 04/01/30[2]		50,000	53,210
			7,060,296
Real estate—2.9%
ADLER Real Estate GmbH 3.000%, due 04/27/26[3]	EUR	200,000	236,819
Anywhere Real Estate Group LLC/ Anywhere Co-Issuer Corp. 7.000%, due 04/15/30[2]		244,400	247,448
Anywhere Real Estate Group LLC/ Realogy Co-Issuer Corp. 5.250%, due 04/15/30[2]		50,000	47,683
5.750%, due 01/15/29[2]		125,000	123,345
9.750%, due 04/15/30[2]		50,000	54,573
CPI Property Group SA (fixed, converts to FRN on 11/16/26), 4.875%, due 08/18/26[3,6,8]	EUR	200,000	233,047
6.000%, due 01/27/32[3]		200,000	240,033
7.000%, due 05/07/29[3]		109,000	137,601
Emeria SASU 7.750%, due 03/31/28[3]		100,000	102,642
Five Point Operating Co. LP 8.000%, due 10/01/30[2]		75,000	77,951
Heimstaden AB (fixed, converts to FRN on 01/15/27), 6.750%, due 10/15/26[3,6,8]	EUR	200,000	242,813
7.361%, due 01/24/31[3]		100,000	122,454
Heimstaden Bostad AB (fixed, converts to FRN on 05/01/27), 2.625%, due 02/01/27[3,6,8]		475,000	555,467
Howard Hughes Corp. 4.125%, due 02/01/29[2]		125,000	120,890
5.375%, due 08/01/28[2]		250,000	249,946
IWG U.S. Finance LLC 6.500%, due 06/28/30[3]	EUR	100,000	130,119
Kennedy-Wilson, Inc. 4.750%, due 03/01/29		50,000	48,928
4.750%, due 02/01/30		75,000	72,083
	Face amount[1]		Value
Corporate bonds—(continued)
Real estate—(concluded)
Neinor Homes SA 5.875%, due 02/15/30[2]	EUR	100,000	$123,295
New Immo Holding SA 4.875%, due 12/08/28[3]		100,000	120,790
Pingan Real Estate Capital Ltd. 3.450%, due 07/29/26[3]		200,000	196,235
Port of Spain Waterfront Development 7.875%, due 02/19/40[2]		290,000	291,450
Ronshine China Holdings Ltd. 8.100%, due 06/09/23[3,11]		50,000	375
Samhallsbyggnadsbolaget I Norden Holding AB 1.125%, due 09/26/29[3]	EUR	150,000	145,376
2.250%, due 07/12/27[3]		100,000	112,766
2.375%, due 08/04/26[3]		100,000	117,401
Signa Development Finance SCS 5.500%, due 07/23/26[3,11]		100,000	16,607
5.500%, due 07/23/26[2,11]		200,000	33,214
Vanke Real Estate Hong Kong Co. Ltd. 3.975%, due 11/09/27[3]		200,000	63,800
Via Celere Desarrollos Inmobiliarios SA 4.875%, due 04/15/31[2]	EUR	100,000	118,013
Yanlord Land HK Co. Ltd. 5.125%, due 05/20/26[3]		400,000	398,500
			4,781,664
Real estate investment trusts—2.9%
Alexandrite Monnet U.K. Holdco PLC 10.500%, due 05/15/29[3]	EUR	225,000	286,200
Arbor Realty SR, Inc. 7.875%, due 07/15/30[2]		75,000	68,801
8.500%, due 12/15/28[2]		25,000	24,361
Blackstone Mortgage Trust, Inc. 3.750%, due 01/15/27[2]		225,000	222,020
Brandywine Operating Partnership LP 6.125%, due 01/15/31		25,000	24,222
Diversified Healthcare Trust 7.250%, due 10/15/30[2]		25,000	25,749
Iron Mountain Information Management Services, Inc. 5.000%, due 07/15/32[2]		325,000	310,826
Iron Mountain, Inc. 4.500%, due 02/15/31[2]		200,000	191,124
4.750%, due 01/15/34[3]	EUR	500,000	578,281
4.875%, due 09/15/27[2]		200,000	199,883
4.875%, due 09/15/29[2]		75,000	74,047
5.000%, due 07/15/28[2]		50,000	49,890
5.250%, due 07/15/30[2]		275,000	272,304
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%, due 02/01/27[2]		25,000	24,863
7.000%, due 07/15/31[2]		25,000	26,522
Millrose Properties, Inc. 6.250%, due 09/15/32[2]		50,000	50,564
6.375%, due 08/01/30[2]		125,000	127,586

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
MPT Operating Partnership LP/ MPT Finance Corp. 0.993%, due 10/15/26	EUR	200,000	$229,190
3.500%, due 03/15/31		250,000	185,246
4.625%, due 08/01/29		25,000	21,434
5.000%, due 10/15/27		225,000	219,994
8.500%, due 02/15/32[2]		125,000	133,920
Park Intermediate Holdings LLC/ PK Domestic Property LLC/ PK Finance Co-Issuer 4.875%, due 05/15/29[2]		125,000	122,282
5.875%, due 10/01/28[2]		50,000	50,001
7.000%, due 02/01/30[2]		50,000	51,513
Pebblebrook Hotel LP/PEB Finance Corp. 6.375%, due 10/15/29[2]		50,000	51,118
Prologis LP 5.250%, due 06/15/53		50,000	47,566
RHP Hotel Properties LP/RHP Finance Corp. 4.500%, due 02/15/29[2]		100,000	98,552
6.500%, due 04/01/32[2]		100,000	103,415
6.500%, due 06/15/33[2]		25,000	25,915
Rithm Capital Corp. 8.000%, due 04/01/29[2]		75,000	76,623
8.000%, due 07/15/30[2]		125,000	127,816
RLJ Lodging Trust LP 4.000%, due 09/15/29[2]		200,000	189,792
Service Properties Trust 4.375%, due 02/15/30		50,000	43,282
4.950%, due 02/15/27		6,000	5,974
4.950%, due 10/01/29		75,000	66,153
Starwood Property Trust, Inc. 6.000%, due 04/15/30[2]		100,000	102,786
6.500%, due 07/01/30[2]		50,000	52,068
6.500%, due 10/15/30[2]		50,000	52,072
Uniti Group LP/Uniti Fiber Holdings, Inc./ CSL Capital LLC 6.000%, due 01/15/30[2]		150,000	142,864
XHR LP 4.875%, due 06/01/29[2]		75,000	73,934
6.625%, due 05/15/30[2]		50,000	51,638
			4,882,391
Retail—2.9%
1011778 BC ULC/New Red Finance, Inc. 4.000%, due 10/15/30[2]		500,000	477,063
6.125%, due 06/15/29[2]		75,000	76,888
Advance Auto Parts, Inc. 7.375%, due 08/01/33[2]		125,000	126,875
Asbury Automotive Group, Inc. 4.500%, due 03/01/28		15,000	14,948
4.625%, due 11/15/29[2]		50,000	49,239
5.000%, due 02/15/32[2]		25,000	24,295
Bath & Body Works, Inc. 6.625%, due 10/01/30[2]		50,000	51,205
6.750%, due 07/01/36		150,000	149,656
	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(continued)
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.500%, due 07/01/32[2]		75,000	$71,478
Carvana Co. 9.000%, due 06/01/30[2]		53,250	55,524
9.000%, due 06/01/31[2]		47,879	52,670
Dufry One BV 4.750%, due 04/18/31[3]	EUR	150,000	184,416
Eroski S Coop 5.750%, due 05/15/31[2]		100,000	123,999
Ferrellgas LP/Ferrellgas Finance Corp. 5.875%, due 04/01/29[2]		200,000	192,391
9.250%, due 01/15/31[2]		125,000	129,215
Fertitta Entertainment LLC/ Fertitta Entertainment Finance Co., Inc. 6.750%, due 01/15/30[2]		200,000	189,133
FirstCash, Inc. 4.625%, due 09/01/28[2]		75,000	74,452
5.625%, due 01/01/30[2]		75,000	75,350
6.875%, due 03/01/32[2]		75,000	77,963
Gap, Inc. 3.625%, due 10/01/29[2]		25,000	23,777
3.875%, due 10/01/31[2]		25,000	23,177
Global Auto Holdings Ltd./ AAG FH U.K. Ltd. 8.750%, due 01/15/32[2]		200,000	193,193
LBM Acquisition LLC 6.250%, due 01/15/29[2]		175,000	161,591
LCM Investments Holdings II LLC 4.875%, due 05/01/29[2]		200,000	197,077
8.250%, due 08/01/31[2]		75,000	79,009
Liberty Interactive LLC 8.250%, due 02/01/30		50,000	3,266
Lithia Motors, Inc. 3.875%, due 06/01/29[2]		200,000	193,475
4.625%, due 12/15/27[2]		150,000	149,716
5.500%, due 10/01/30[2]		25,000	25,111
Macy's Retail Holdings LLC 4.500%, due 12/15/34		50,000	45,034
5.125%, due 01/15/42		150,000	123,406
6.375%, due 03/15/37		75,000	70,656
Men's Wearhouse LLC 9.000%, due 02/01/31[2]		25,000	26,000
Michaels Cos., Inc. 5.250%, due 05/01/28[2]		125,000	123,637
7.875%, due 05/01/29[2]		25,000	24,358
Murphy Oil USA, Inc. 3.750%, due 02/15/31[2]		25,000	23,482
4.750%, due 09/15/29		50,000	49,755
Park River Holdings, Inc. 8.000%, due 03/15/31[2]		50,000	51,523
8.750%, due 12/31/30[2]		38,243	37,985
Punch Finance PLC 7.875%, due 12/30/30[3]	GBP	100,000	141,100
QXO Building Products, Inc. 6.750%, due 04/30/32[2]		75,000	77,286

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Retail—(concluded)
Saks Global Enterprises LLC 11.000%, due 12/15/29[2,11]		134,100	$335
SGUS LLC 11.000%, due 12/15/29[2,11]		58,828	1,765
Sonic Automotive, Inc. 4.625%, due 11/15/29[2]		50,000	49,137
4.875%, due 11/15/31[2]		25,000	24,105
Staples, Inc. 10.750%, due 09/01/29[2]		100,000	98,263
12.750%, due 01/15/30[2]		119,659	97,978
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%, due 06/01/31[2]		75,000	72,033
Superior Plus LP/Superior General Partner, Inc. 4.500%, due 03/15/29[2]		50,000	48,854
Takko Fashion GmbH 10.250%, due 04/15/30[2]	EUR	180,000	231,916
Yum! Brands, Inc. 5.375%, due 04/01/32		225,000	227,889
			4,892,649
Savings & loans—0.0%†
Washington Mutual, Inc. 0.000%, due 09/21/17[4,10,11,12]		500,000	75
Semiconductors—0.5%
Amkor Technology, Inc. 5.875%, due 10/01/33[2]		50,000	50,955
ams-OSRAM AG 10.500%, due 03/30/29[3]	EUR	100,000	125,677
BE Semiconductor Industries NV 4.500%, due 07/15/31[2]		125,000	154,221
4.500%, due 07/15/31[3]		100,000	123,377
ON Semiconductor Corp. 3.875%, due 09/01/28[2]		175,000	171,463
Synaptics, Inc. 4.000%, due 06/15/29[2]		125,000	121,105
			746,798
Software—1.5%
AthenaHealth Group, Inc. 6.500%, due 02/15/30[2]		400,000	387,938
Castle U.S. Holding Corp. 10.000%, due 06/30/31[2]		80,000	19,600
Central Parent LLC/CDK Global II LLC/ CDK Financing Co., Inc. 8.000%, due 06/15/29[2]		25,000	19,429
Cloud Software Group, Inc. 6.500%, due 03/31/29[2]		375,000	372,663
8.250%, due 06/30/32[2]		25,000	25,427
9.000%, due 09/30/29[2]		200,000	201,954
CoreWeave, Inc. 9.000%, due 02/01/31[2]		125,000	121,532
9.250%, due 06/01/30[2]		25,000	24,610
	Face amount[1]		Value
Corporate bonds—(continued)
Software—(concluded)
IPD 3 BV 5.500%, due 06/15/31[2]	EUR	100,000	$118,132
Open Text Corp. 3.875%, due 02/15/28[2]		25,000	24,200
3.875%, due 12/01/29[2]		125,000	116,022
Open Text Holdings, Inc. 4.125%, due 02/15/30[2]		100,000	92,891
4.125%, due 12/01/31[2]		100,000	89,837
Playtika Holding Corp. 4.250%, due 03/15/29[2]		125,000	108,566
Rocket Software, Inc. 6.500%, due 02/15/29[2]		25,000	22,277
SS&C Technologies, Inc. 5.500%, due 09/30/27[2]		250,000	249,784
6.500%, due 06/01/32[2]		250,000	258,106
UKG, Inc. 6.875%, due 02/01/31[2]		100,000	99,919
X.AI LLC/X.AI Co. Issuer Corp. 12.500%, due 06/30/30		175,000	193,011
			2,545,898
Telecommunications—7.2%
Altice Financing SA 3.000%, due 01/15/28[3]	EUR	175,000	148,829
4.250%, due 08/15/29[3]		100,000	84,459
5.000%, due 01/15/28[2]		200,000	144,000
Altice France Lux 3/Altice Holdings 1 10.000%, due 01/15/33[2]		206,688	199,730
Altice France SA 4.750%, due 10/15/30[2]	EUR	304,879	348,739
6.500%, due 10/15/31[2]		24,743	24,120
6.500%, due 04/15/32[2]		335,310	327,501
6.875%, due 10/15/30[2]		24,743	24,325
6.875%, due 07/15/32[2]		201,926	197,189
9.500%, due 11/01/29[2]		74,230	76,181
APLD ComputeCo LLC 9.250%, due 12/15/30[2]		175,000	181,780
AT&T, Inc. 3.550%, due 09/15/55		50,000	33,209
British Telecommunications PLC (fixed, converts to FRN on 12/03/30), 6.375%, due 12/03/55[3,6]	GBP	125,000	176,283
C&W Senior Finance Ltd. 9.000%, due 01/15/33[2]		200,000	207,718
Cipher Compute LLC 7.125%, due 11/15/30[2]		125,000	128,801
Colombia Telecomunicaciones SA ESP 4.950%, due 07/17/30[3]		450,000	421,650
Digicel Group Holdings Ltd. Series 1B, 0.000%, due 12/31/30[2,4,5,12]		55,330	2,767
Series 3B, 0.000%, due 12/31/30[2,4,5,12]		45,961	460
Digicel International Finance Ltd./ Difl U.S. LLC 8.625%, due 08/01/32[2]		300,000	311,946

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
EchoStar Corp. 10.750%, due 11/30/29		313,000	$343,117
6.75% Cash or 6.75% PIK, 6.750%, due 11/30/30[9]		232,425	236,548
eircom Finance DAC 5.000%, due 04/30/31[3]	EUR	175,000	211,051
Embarq LLC 7.995%, due 06/01/36		100,000	39,000
Eutelsat SA 1.500%, due 10/13/28[3]	EUR	100,000	114,520
Fibercop SpA 5.250%, due 03/17/55		100,000	102,026
6.000%, due 09/30/34[2]		200,000	194,218
Flash Compute LLC 7.250%, due 12/31/30[2]		50,000	50,170
Frontier Communications Holdings LLC 5.000%, due 05/01/28[2]		150,000	150,005
5.875%, due 11/01/29		17,911	18,074
6.000%, due 01/15/30[2]		100,000	100,877
6.750%, due 05/01/29[2]		275,000	275,966
8.625%, due 03/15/31[2]		150,000	156,824
Frontier North, Inc. Series G, 6.730%, due 02/15/28		25,000	25,750
Hughes Satellite Systems Corp. 6.625%, due 08/01/26		25,000	21,932
Iliad Holding SAS 5.375%, due 04/15/30[2]	EUR	100,000	122,381
6.875%, due 04/15/31[2]		125,000	157,973
Level 3 Financing, Inc. 3.625%, due 01/15/29[2]		75,000	69,572
4.250%, due 07/01/28[2]		50,000	48,125
6.875%, due 06/30/33[2]		25,000	25,762
7.000%, due 03/31/34[2]		100,000	103,581
8.500%, due 01/15/36[2]		100,000	102,373
Liberty Costa Rica Senior Secured Finance 10.875%, due 01/15/31[2]		156,000	165,018
10.875%, due 01/15/31[3]		225,000	238,007
Lorca Telecom Bondco SA 5.750%, due 04/30/29[3]	EUR	100,000	122,632
Lumen Technologies, Inc. 4.125%, due 04/15/29[2]		71,160	71,160
4.125%, due 04/15/30[2]		21,162	21,162
4.500%, due 01/15/29[2]		75,000	70,332
Series G, 6.875%, due 01/15/28		25,000	25,106
10.000%, due 10/15/32[2]		75,000	75,000
Nokia of America Corp. 6.450%, due 03/15/29		175,000	174,203
Odido Holding BV 3.750%, due 01/15/29[3]	EUR	175,000	207,624
PLT VII Finance SARL 6.000%, due 06/15/31[3]		225,000	277,011
	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Rogers Communications, Inc. (fixed, converts to FRN on 04/15/30), 7.000%, due 04/15/55[6]		25,000	$25,932
(fixed, converts to FRN on 04/15/35), 7.125%, due 04/15/55[6]		25,000	26,216
SoftBank Group Corp. 3.875%, due 07/06/32[3]	EUR	100,000	111,088
5.750%, due 07/08/32[3]		100,000	120,269
6.375%, due 07/10/33[3]		100,000	122,125
TalkTalk Telecom Group Ltd. 11.750%, due 03/01/28[2,9]	GBP	41,908	1,720
Telecom Argentina SA 8.500%, due 01/20/36[2]		300,000	301,680
9.500%, due 07/18/31[3]		390,000	415,350
Telecommunications Co. Telekom Srbija AD Belgrade 7.000%, due 10/28/29[2]		300,000	301,053
Telecommunications Services of Trinidad & Tobago Ltd. 8.875%, due 10/18/29[3]		400,000	407,552
Telefonica Europe BV (fixed, converts to FRN on 05/03/30), 6.135%, due 02/03/30[3,6,8]	EUR	100,000	127,281
Telefonica Moviles Chile SA 3.537%, due 11/18/31[2]		300,000	213,787
Telesat Canada/Telesat LLC 4.875%, due 06/01/27[2]		50,000	37,870
5.625%, due 12/06/26[2]		125,000	98,438
6.500%, due 10/15/27[2]		75,000	33,750
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 4.750%, due 04/15/28[2]		75,000	74,837
6.500%, due 02/15/29[2]		175,000	170,202
8.625%, due 06/15/32[2]		275,000	277,659
Series FEB, 8.625%, due 06/15/32[2,7]		25,000	25,188
Uniti Group, Inc. 7.500%, due 12/01/27		25,000	29,010
Veon Midco BV 9.000%, due 07/15/29[2]		200,000	210,020
Viasat, Inc. 6.500%, due 07/15/28[2]		25,000	24,677
7.500%, due 05/30/31[2]		50,000	48,555
Vmed O2 U.K. Financing I PLC 4.000%, due 01/31/29[3]	GBP	100,000	132,535
4.250%, due 01/31/31[2]		200,000	180,939
4.750%, due 07/15/31[2]		200,000	182,751
Vodafone Group PLC (fixed, converts to FRN on 08/27/30), 3.000%, due 08/27/80[3,6]	EUR	100,000	114,823
(fixed, converts to FRN on 10/03/28), 4.200%, due 10/03/78[3,6]		125,000	151,867
(fixed, converts to FRN on 04/04/29), 7.000%, due 04/04/79[6]		175,000	184,534

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Telecommunications—(concluded)
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250%, due 10/01/31[2]		300,000	$314,257
WULF Compute LLC 7.750%, due 10/15/30[2]		225,000	234,679
Zayo Group Holdings, Inc. Cash 5.750% and 0.500% PIK, 9.250%, due 03/09/30[2,9]		166,729	162,803
Cash 7.125% and 1.875% PIK, 13.750%, due 09/09/30[2,9]		20,366	18,699
			12,038,933
Textiles—0.3%
Linx Capital Ltd. 15.200%, due 03/31/26[2]	EUR	535,568	571,352
Toys/games/hobbies—0.2%
Asmodee Group AB 4.250%, due 12/15/31[2]		100,000	119,659
5.750%, due 12/15/29[3]		106,667	132,778
Mattel, Inc. 5.450%, due 11/01/41		25,000	23,553
			275,990
Transportation—0.7%
Beacon Mobility Corp. 7.250%, due 08/01/30[2]		50,000	52,342
Edge Finco PLC 8.125%, due 08/15/31[2]	GBP	200,000	291,809
Genesee & Wyoming, Inc. 6.250%, due 04/15/32[2]		100,000	102,947
Rand Parent LLC 8.500%, due 02/15/30[2]		50,000	52,251
Seaspan Corp. 5.500%, due 08/01/29[2]		75,000	71,110
Star Leasing Co. LLC 7.625%, due 02/15/30[2]		50,000	47,850
Watco Cos. LLC/Watco Finance Corp. 7.125%, due 08/01/32[2]		125,000	131,036
XPO, Inc. 6.250%, due 06/01/28[2]		50,000	50,866
7.125%, due 06/01/31[2]		50,000	51,914
7.125%, due 02/01/32[2]		50,000	52,562
Yinson Bergenia Production BV 8.498%, due 01/31/45[2]		246,675	263,671
			1,168,358
Trucking & leasing—0.4%
FTAI Aviation Investors LLC 5.500%, due 05/01/28[2]		125,000	125,120
5.875%, due 04/15/33[2]		125,000	126,735
7.000%, due 05/01/31[2]		100,000	105,217
7.000%, due 06/15/32[2]		225,000	236,798
7.875%, due 12/01/30[2]		25,000	26,508
			620,378
	Face amount[1]		Value
Corporate bonds—(concluded)
Water—0.3%
Holding d'Infrastructures des Metiers de l'Environnement SAS 4.875%, due 10/24/29[3]	EUR	300,000	$370,266
Thames Water Super Senior Issuer PLC 9.750%, due 10/10/27[2]	GBP	20,679	32,426
Thames Water Utilities Finance PLC 7.750%, due 04/30/46[3]		100,000	100,266
Thames Water Utilities Ltd. 0.000%, due 03/22/27[2,12]		1,500	1,824
			504,782
Total corporate bonds (cost—$162,114,584)			159,681,202
Loan assignments—1.0%
Apparel—0.0%†
Beach Acquisition Bidco LLC 3 mo. USD Term SOFR + 3.250%, 6.922%, due 09/12/32[6]		50,000	50,000
Building materials—0.1%
Quikrete Holdings, Inc. 1 mo. USD Term SOFR + 2.250%, 5.922%, due 02/10/32[6]		74,438	74,382
Chemicals—0.0%†
Polar U.S. Borrower LLC 3 mo. USD Term SOFR + 5.500%, 9.271%, due 10/16/28[6]		81,766	5,519
Commercial services—0.0%†
Vortex Opco LLC 0.000%, due 04/30/30[12]		18,000	19,152
Computers—0.4%
Amentum Government Services Holdings LLC 1 mo. USD Term SOFR + 2.000%, 5.672%, due 09/29/31[6]		79,700	79,600
X Corp. 9.500%, due 10/26/29[6]		500,000	516,875
			596,475
Diversified financial services—0.1%
Mulhacen Pte. Ltd. 6 mo. EURIBOR + 10.000%, 10.000%, due 08/01/26[6]	EUR	143,667	68,118
Vericast Corp. 6 mo. USD Term SOFR + 7.750%, 11.622%, due 06/15/30[6]		129,915	125,585
			193,703
Electric—0.0%†
Lightning Power LLC 1 mo. USD Term SOFR + 2.250%, 5.922%, due 08/18/31[6]		49,375	49,412

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[1]	Value
Loan assignments—(concluded)
Entertainment—0.0%†
Allen Media LLC 3 mo. USD Term SOFR + 5.500%, 9.322%, due 02/10/27[6]	69,822	$43,072
Food—0.1%
Northeast Grocery, Inc. 3 mo. USD Term SOFR + 7.500%, 11.378%, due 12/13/28[6]	151,201	151,454
Healthcare-services—0.0%†
MPH Acquisition Holdings LLC 3 mo. USD Term SOFR + 3.750%, 7.417%, due 12/31/30[6]	35,557	35,424
Internet—0.0%†
Newfold Digital Holdings Group, Inc. 1 mo. USD Term SOFR + 3.500%, 7.275%, due 04/30/29[6]	10,772	8,725
1 mo. USD Term SOFR + 3.500%, 7.275%, due 04/30/29[6]	43,087	23,160
		31,885
Media—0.2%
Altice France SA 3 mo. USD Term SOFR + 6.875%, 10.547%, due 05/31/31[6]	121,266	122,882
iHeartCommunications, Inc. 1 mo. USD Term SOFR + 5.775%, 9.561%, due 05/01/29[6]	199,120	181,835
		304,717
Paper & forest products—0.1%
Glatfelter Corp. 3 mo. USD Term SOFR + 4.250%, 8.072%, due 11/04/31[6]	67,459	66,700
Pharmaceuticals—0.0%†
Bausch Health Cos., Inc. 1 mo. USD Term SOFR + 6.250%, 9.922%, due 10/08/30[6]	49,750	48,449
Telecommunications—0.0%†
Windstream Services LLC 1 mo. USD Term SOFR + 4.750%, 8.522%, due 10/01/31[6]	25,000	25,125
Total loan assignments (cost—$1,842,089)		1,695,469
Non-U.S. government agency obligations—0.1%
Ukraine—0.1%
Ukraine Government International Bonds Steps to 7.750% on 08/01/33, 3.000%, due 02/01/34[3]	200,000	97,500
Total non-U.S. government agency obligations (cost—$93,465)		97,500
	Number of shares		Value
Common stocks—0.7%
Aerospace & defense—0.0%†
Evander Gold Mines Ltd.*,4,5	EUR	2,750	$0
Capital markets—0.1%
Yeoman Capital SA*,4		14,431	121,879
Chemicals—0.0%†
Cornerstone CS*,4,5		1,205	0
Commercial services & supplies—0.0%†
Intrum AB*	EUR	1,233	6,174
Consumer finance—0.0%†
Curo Group Holdings LLC*,4		824	7,828
Containers & packaging—0.0%†
Ardagh Holdings SA*,4		10,437	74,366
Financial services—0.0%†
Mulhacen Pte. Ltd.*,4	EUR	291,077	5,175
Gas utilities—0.0%†
Ferrellgas Partners LP, Class B*		324	58,320
Health care providers & services—0.0%†
Air Methods Corp.*,4,10		70	8,750
Rite Aid Corp.*,4,5,10		79	0
			8,750
IT services—0.2%
Carnelian Point Holdings LP4,5		140	1,489
Carnelian Point Holdings LP*,4,5		9,478	100,751
Carnelian Point Holdings LP*,4,5		14,851	157,866
			260,106
			260,106
Leisure products—0.0%†
Codere A1 Ordinary Shares*,4,10	EUR	2,541	54,592
Codere A2 Ordinary Shares*,4,10		634	13,621
Teide 10 SL*,4,5		5,444,137	0
			68,213
Media—0.1%
SES SA*,4,15		5,083	74,974
Metals & mining—0.0%†
Cloud Peak Energy, Inc.*,4,5		66	0
Paper & forest products—0.0%†
Hardwood Holdings LLC*,4		936	819
Pharmaceuticals—0.1%
Keenova Therapeutics PLC*,4		985	94,067
Mallinckrodt PLC*,4		459	43,835
Par Health, Inc.*,4,10		1,444	12,816
			150,718

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares		Value
Common stocks—(concluded)
Real estate management & development—0.0%†
ADLER Group SA*,4,5	EUR	55,882	$0
Wireless telecommunication services—0.2%
Luxco Co. Ltd.*,4		14,466	272,264
Total common stocks (cost—$1,607,963)			1,109,586
Preferred stocks—0.0%†
Software—0.0%†
Strategy, Inc. Series A8,13 (cost—$32,810)		386	28,116
Investment companies—0.0%†
Endo GUC Trust[4,5] (cost—$0)		25,821	0
	Face amount[1]
Warrants—0.0%†
Air Methods Corp.*,4,5		389	0
Air Methods Corp.*,4,5		184	0
Audacy Capital Corp. expires 09/30/28*,4,5		23	0
Audacy Capital Corp. expires 09/30/28*,4,5		137	0
Audacy, Inc.*,4,15		113	904
Curo Group Holdings LLC expires 08/01/28*,4,15		1,440	1,080
Linx Synthetic expires 12/31/49*,4,5	EUR	2	14,509
Total warrants (cost—$12,255)			16,493
	Number of shares	Value
Short-term investments—0.8%
Investment companies—0.8%
State Street Institutional U.S. Government Money Market Fund, 3.650%[14] (cost—$1,408,850)	1,408,850	$1,408,850
Investment of cash collateral from securities loaned—0.0†%
Money market funds—0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 3.688%[14] (cost—$27,835)	27,835	27,835
Total investments—98.6% (cost—$167,139,851)		164,065,051
Other assets in excess of liabilities—1.4%		2,261,051
Net assets—100.0%		$166,326,102

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	EUR	27,737,717	USD	32,482,364	02/06/26	$(401,138)
SSB	GBP	2,255,890	USD	3,043,699	02/06/26	(43,134)
SSB	SEK	50,070	USD	5,458	02/06/26	(164)
SSB	USD	456,000	EUR	390,618	02/06/26	7,085
SSB	USD	171,000	EUR	143,526	02/06/26	(847)
SSB	USD	29,048	GBP	21,644	02/06/26	568
Net unrealized appreciation (depreciation)						$(437,630)

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$159,673,796	$7,406	$159,681,202
Loan assignments	—	1,695,469	—	1,695,469
Non-U.S. government agency obligations	—	97,500	—	97,500
Common stocks	336,758	512,722	260,106	1,109,586
Preferred stocks	28,116	—	—	28,116
Investment companies	—	—	0	0
Warrants	—	1,984	14,509	16,493
Short-term investments	1,408,850	—	—	1,408,850
Investment of cash collateral from securities loaned	27,835	—	—	27,835
Forward foreign currency contracts	—	7,653	—	7,653
Total	$1,801,559	$161,989,124	$282,021	$164,072,704
Liabilities
Forward foreign currency contracts	$—	$(445,283)	$—	$(445,283)
Total	$—	$(445,283)	$—	$(445,283)

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  In U.S. dollars unless otherwise indicated.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $109,996,912, represented 66.1% of the Portfolio's net assets at period end.

3  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6  Floating or variable rate securities. The rates disclosed are as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

7  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

8  Perpetual investment. Date shown reflects the next call date.

9  Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

10  This security is considered restricted. At period end, the value of restricted security was $162,842, represented 0.1% of the Portfolio's net assets.

PACE High Yield Investments

Portfolio of investments—January 31, 2026 (unaudited)

Portfolio footnotes—(concluded)

The table below provides further information:

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 01/31/26	Value as a percentage of net assets
Air Methods Corp.	01/04/24	$1,706	0.0%	$8,750	0.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	12/18/19	550,000	0.3	4,125	0.0
Codere A1 Ordinary Shares	11/18/24	67,279	0.0	54,592	0.0
Codere A2 Ordinary Shares	11/18/24	16,787	0.0	13,621	0.0
Credito Real SAB de CV SOFOM ER	06/25/20	—	0.0	36,333	0.0
Hertz Corp.	07/02/21	—	0.0	5	0.0
Iqera Group SAS	09/24/20	92,139	0.1	32,525	0.0
Par Health, Inc.	11/16/23	10,481	0.0	12,816	0.0
Rite Aid Corp.	09/04/24	5,925	0.0	0	0.0
Washington Mutual, Inc.	09/21/17	—	0.0	75	0.0

11  Bond interest in default.

12  Zero coupon bond.

13  Security, or portion thereof, was on loan at the period end.

14  Rate shown reflects yield at January 31, 2026.

15  Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period, the security utilized significant unobservable inputs.

See accompanying notes to financial statements.

PACE Large Co Value Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—95.7%
Aerospace & defense—1.5%
Boeing Co.*	6,797	$1,588,595
General Dynamics Corp.	3,272	1,148,766
L3Harris Technologies, Inc.	25,826	8,854,444
		11,591,805
Air freight & logistics—0.5%
FedEx Corp.	12,510	4,031,347
Automobile components—0.6%
Aptiv PLC*	21,975	1,664,606
BorgWarner, Inc.	16,813	797,105
Magna International, Inc.[1]	50,700	2,592,798
		5,054,509
Automobiles—0.5%
General Motors Co.	46,740	3,926,160
Banks—7.6%
Bank of America Corp.	27,589	1,467,735
Citigroup, Inc.	160,271	18,544,957
Citizens Financial Group, Inc.	26,729	1,683,392
First Citizens BancShares, Inc., Class A	829	1,715,674
Huntington Bancshares, Inc.	816,722	14,276,301
M&T Bank Corp.	65,290	14,466,305
Truist Financial Corp.	33,700	1,732,854
U.S. Bancorp	60,372	3,387,473
Wells Fargo & Co.	34,640	3,134,574
		60,409,265
Beverages—1.7%
Anheuser-Busch InBev SA, ADR[1]	12,200	874,496
Constellation Brands, Inc., Class A	10,600	1,661,020
Keurig Dr. Pepper, Inc.	401,716	11,023,087
		13,558,603
Biotechnology—1.6%
Gilead Sciences, Inc.	89,409	12,691,608
Capital markets—7.1%
Bank of New York Mellon Corp.	133,969	16,065,563
Charles Schwab Corp.	148,208	15,401,776
Nasdaq, Inc.	104,562	10,131,012
Raymond James Financial, Inc.	73,198	12,140,620
State Street Corp.	22,305	2,918,832
		56,657,803
Chemicals—3.5%
Axalta Coating Systems Ltd.*	383,923	12,892,134
Olin Corp.	47,500	988,475
PPG Industries, Inc.	122,742	14,192,658
		28,073,267
Communications equipment—2.6%
Cisco Systems, Inc.	107,447	8,415,249
F5, Inc.*	26,000	7,165,860
Telefonaktiebolaget LM Ericsson, ADR[1]	468,061	5,055,059
		20,636,168
	Number of shares	Value
Common stocks—(continued)
Construction & engineering—0.1%
Fluor Corp.*	11,827	$546,289
Construction materials—1.6%
Heidelberg Materials AG	47,239	12,951,580
Consumer finance—1.8%
American Express Co.	40,416	14,233,303
Distributors—0.1%
Genuine Parts Co.	8,500	1,181,415
Diversified telecommunication services—0.5%
Comcast Corp., Class A	144,999	4,313,720
Electric utilities—1.4%
American Electric Power Co., Inc.	82,796	9,916,891
PPL Corp.	34,160	1,238,300
		11,155,191
Electrical equipment—1.2%
Emerson Electric Co.	64,832	9,527,711
Electronic equipment, instruments & components—1.5%
CDW Corp.	1,700	214,863
TE Connectivity PLC	51,844	11,549,806
		11,764,669
Energy equipment & services—0.6%
NOV, Inc.	101,300	1,858,855
SLB Ltd.	52,297	2,530,129
		4,388,984
Entertainment—1.0%
Universal Music Group NV1	319,283	7,826,593
Financial services—2.2%
Berkshire Hathaway, Inc., Class B*	20,715	9,954,179
Corebridge Financial, Inc.	50,163	1,546,525
Fidelity National Information Services, Inc.	18,377	1,015,329
Fiserv, Inc.*	17,600	1,121,648
PayPal Holdings, Inc.	66,623	3,510,366
		17,148,047
Food products—1.9%
Archer-Daniels-Midland Co.	139,226	9,371,302
Conagra Brands, Inc.	35,000	647,850
J.M. Smucker Co.	11,800	1,237,348
Kraft Heinz Co.	89,200	2,117,608
Mondelez International, Inc., Class A	28,700	1,678,089
		15,052,197
Ground transportation—0.2%
Norfolk Southern Corp.	4,200	1,223,208
Health care equipment & supplies—1.0%
GE HealthCare Technologies, Inc.	44,363	3,503,346
Medtronic PLC	26,037	2,680,769
Solventum Corp.*	1,300	100,061
Zimmer Biomet Holdings, Inc.	18,138	1,579,276
		7,863,452

PACE Large Co Value Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care providers & services—6.6%
Centene Corp.*	15,500	$671,460
Cigna Group	2,497	684,453
CVS Health Corp.	15,714	1,171,007
Elevance Health, Inc.	93,005	32,155,549
HCA Healthcare, Inc.	2,447	1,194,797
Henry Schein, Inc.*	152,424	11,504,963
Humana, Inc.	7,221	1,409,539
Labcorp Holdings, Inc.	5,906	1,603,597
UnitedHealth Group, Inc.	7,100	2,037,203
		52,432,568
Hotels, restaurants & leisure—1.4%
Aramark	283,326	10,905,218
Industrial conglomerates—1.2%
Honeywell International, Inc.	41,198	9,373,369
Insurance—5.8%
American International Group, Inc.	165,701	12,407,691
Everest Group Ltd.	17,215	5,702,985
Hartford Insurance Group, Inc.	8,265	1,116,271
Marsh & McLennan Cos., Inc.	95,925	18,052,126
Progressive Corp.	42,703	8,882,224
		46,161,297
Interactive media & services—3.8%
Alphabet, Inc., Class A	50,833	17,181,554
Meta Platforms, Inc., Class A	17,902	12,826,783
		30,008,337
IT services—0.2%
Cognizant Technology Solutions Corp., Class A	20,152	1,653,673
Life sciences tools & services—1.5%
IQVIA Holdings, Inc.*	51,004	11,738,571
Machinery—4.0%
CNH Industrial NV	218,645	2,352,620
Cummins, Inc.	3,393	1,963,936
Deere & Co.	2,500	1,320,000
Fortive Corp.	27,800	1,468,118
PACCAR, Inc.	100,691	12,375,931
Snap-on, Inc.	29,941	10,961,700
Stanley Black & Decker, Inc.	11,200	880,992
Timken Co.	8,937	832,839
		32,156,136
Media—0.4%
Omnicom Group, Inc.	28,800	2,218,752
Versant Media Group, Inc.*	5,799	188,931
WPP PLC, ADR[1]	49,000	1,023,120
		3,430,803
Metals & mining—1.0%
Anglo American PLC	177,836	8,293,094
	Number of shares	Value
Common stocks—(concluded)
Multi-utilities—3.0%
Dominion Energy, Inc.	236,695	$14,241,938
Sempra	106,278	9,247,249
		23,489,187
Oil, gas & consumable fuels—5.5%
APA Corp.	184,000	4,859,440
ConocoPhillips	12,423	1,294,849
EQT Corp.	186,542	10,769,070
Murphy Oil Corp.[1]	9,559	287,630
Ovintiv, Inc.	46,820	2,035,265
Shell PLC	343,735	13,141,576
Shell PLC, ADR	35,862	2,762,450
Targa Resources Corp.	43,529	8,748,459
		43,898,739
Personal care products—2.0%
Unilever PLC, ADR[1]	231,462	15,822,742
Pharmaceuticals—2.0%
GSK PLC, ADR[1]	15,864	818,583
Merck & Co., Inc.	135,242	14,913,135
		15,731,718
Semiconductors & semiconductor equipment—3.7%
Broadcom, Inc.	22,722	7,527,798
Lam Research Corp.	47,326	11,048,728
NXP Semiconductors NV	48,541	10,977,062
		29,553,588
Software—1.4%
Salesforce, Inc.	17,600	3,736,304
Workday, Inc., Class A*	40,900	7,183,267
		10,919,571
Specialized REITs—2.8%
Crown Castle, Inc.	132,210	11,477,150
Gaming & Leisure Properties, Inc.	237,544	10,630,094
		22,107,244
Specialty retail—1.0%
Dick's Sporting Goods, Inc.[1]	36,068	7,285,736
Lithia Motors, Inc.	2,200	711,568
		7,997,304
Technology hardware, storage & peripherals—2.6%
Samsung Electronics Co. Ltd.	183,187	20,426,229
Trading companies & distributors—1.6%
Ferguson Enterprises, Inc.	49,922	12,603,308
Wireless telecommunication services—1.9%
T-Mobile U.S., Inc.	76,715	15,128,965
Total common stocks (cost—$607,307,337)		759,638,555

PACE Large Co Value Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Short term investments—4.1%
Investment companies—4.1%
State Street Institutional U.S. Government Money Market Fund, 3.650%[2] (cost—$32,201,322)	32,201,322	$32,201,322
Investment of cash collateral from securities loaned—2.1%
Money market funds—2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.688%[2] (cost—$17,088,799)	17,088,799	17,088,799
Total investments—101.9% (cost—$656,597,458)		808,928,676
Liabilities in excess of other assets—(1.9)%		(14,825,650)
Net assets—100.0%		$794,103,026

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$759,638,555	$—	$—	$759,638,555
Short-term investments	32,201,322	—	—	32,201,322
Investment of cash collateral from securities loaned	17,088,799	—	—	17,088,799
Total	$808,928,676	$—	$—	$808,928,676

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at January 31, 2026.

See accompanying notes to financial statements.

PACE Large Co Growth Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—94.0%
Aerospace & defense—2.0%
General Electric Co.	23,130	$7,096,053
Rocket Lab Corp.*	19,445	1,556,961
RTX Corp.	24,874	4,997,933
TransDigm Group, Inc.	543	775,154
		14,426,101
Automobiles—2.9%
Ford Motor Co.	34,047	472,572
Tesla, Inc.*	47,092	20,268,868
		20,741,440
Beverages—0.9%
Anheuser-Busch InBev SA, ADR[1]	6,314	452,588
Coca-Cola Co.	66,573	4,980,326
Monster Beverage Corp.*	11,894	960,559
PepsiCo, Inc.	1,873	287,749
		6,681,222
Biotechnology—3.7%
AbbVie, Inc.	19,415	4,329,739
Alnylam Pharmaceuticals, Inc.*	9,154	3,094,601
Gilead Sciences, Inc.	39,203	5,564,866
Insmed, Inc.*	46,771	7,336,967
Natera, Inc.*	26,610	6,150,635
		26,476,808
Broadline retail—5.6%
Alibaba Group Holding Ltd., ADR[1]	33,506	5,681,277
Amazon.com, Inc.*	132,642	31,741,231
MercadoLibre, Inc.*	826	1,774,074
Sea Ltd., ADR*	6,589	767,553
		39,964,135
Building products—0.2%
Trane Technologies PLC	2,468	1,037,991
Capital markets—3.8%
Charles Schwab Corp.	45,345	4,712,253
CME Group, Inc.	2,054	593,729
Goldman Sachs Group, Inc.	12,527	11,717,881
Intercontinental Exchange, Inc.	6,636	1,153,204
MSCI, Inc.	9,063	5,521,361
Robinhood Markets, Inc., Class A*	36,011	3,582,374
		27,280,802
Communications equipment—0.7%
Ciena Corp.*	14,919	3,756,753
Lumentum Holdings, Inc.*	3,802	1,489,776
		5,246,529
Construction & engineering—0.4%
Quanta Services, Inc.	6,606	3,135,406
Consumer finance—0.4%
SoFi Technologies, Inc.*,1	114,855	2,619,843
	Number of shares	Value
Common stocks—(continued)
Consumer staples distribution & retail—1.3%
Kroger Co.	8,802	$553,206
Walmart, Inc.	73,852	8,798,727
		9,351,933
Diversified telecommunication services—0.3%
AT&T, Inc.	40,111	1,051,309
Verizon Communications, Inc.	20,208	899,660
		1,950,969
Electric utilities—0.5%
American Electric Power Co., Inc.	8,098	969,938
Duke Energy Corp.	4,975	603,716
Exelon Corp.	13,068	585,185
NextEra Energy, Inc.	6,791	596,929
PPL Corp.	8,839	320,414
Xcel Energy, Inc.	5,962	453,470
		3,529,652
Electrical equipment—1.2%
GE Vernova, Inc.	12,179	8,846,460
Electronic equipment, instruments & components—0.9%
Amphenol Corp., Class A	31,952	4,603,644
Celestica, Inc.*	7,492	2,105,177
		6,708,821
Entertainment—0.1%
Netflix, Inc.*	3,164	264,163
ROBLOX Corp., Class A*	3,003	197,477
		461,640
Financial services—4.9%
Berkshire Hathaway, Inc., Class B*	6,322	3,037,911
Mastercard, Inc., Class A	41,584	22,405,043
Visa, Inc., Class A	28,908	9,303,462
		34,746,416
Gas utilities—0.0%†
Atmos Energy Corp.	1,325	220,401
Ground transportation—0.4%
Uber Technologies, Inc.*	34,744	2,781,257
Health care equipment & supplies—2.3%
Abbott Laboratories	31,963	3,493,556
Boston Scientific Corp.*	31,712	2,966,024
IDEXX Laboratories, Inc.*	7,242	4,855,471
Intuitive Surgical, Inc.*	9,937	5,010,434
		16,325,485
Health care providers & services—0.8%
Cigna Group	3,889	1,066,014
Hims & Hers Health, Inc.*,1	41,581	1,126,429
McKesson Corp.	3,808	3,165,248
		5,357,691

PACE Large Co Growth Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—2.2%
Airbnb, Inc., Class A*	23,876	$3,088,838
Booking Holdings, Inc.	902	4,511,660
DoorDash, Inc., Class A*	1,575	322,277
McDonald's Corp.	10,287	3,240,405
Starbucks Corp.	50,313	4,626,280
		15,789,460
Household durables—0.2%
DR Horton, Inc.	8,891	1,323,336
Independent power and renewable electricity producers—0.2%
Vistra Corp.	9,024	1,428,950
Industrial conglomerates—1.0%
3M Co.	44,339	6,790,961
Insurance—1.2%
Allstate Corp.	3,439	684,327
American International Group, Inc.	12,044	901,855
Aon PLC, Class A	12,381	4,328,893
Cincinnati Financial Corp.	3,432	552,174
Old Republic International Corp.	8,141	318,883
Progressive Corp.	5,571	1,158,768
RenaissanceRe Holdings Ltd.	796	224,233
		8,169,133
Interactive media & services—8.5%
Alphabet, Inc., Class C	124,797	42,247,528
Meta Platforms, Inc., Class A	25,308	18,133,182
		60,380,710
IT services—3.5%
Accenture PLC, Class A	14,705	3,876,826
Cloudflare, Inc., Class A*	9,203	1,632,152
International Business Machines Corp.	25,625	7,859,188
Shopify, Inc., Class A*	70,488	9,250,140
Snowflake, Inc., Class A*	6,055	1,166,799
Twilio, Inc., Class A*	8,985	1,082,333
		24,867,438
Machinery—0.3%
Deere & Co.	3,808	2,010,624
Metals & mining—0.0%†
Agnico Eagle Mines Ltd.	594	113,157
Multi-utilities—0.1%
CenterPoint Energy, Inc.	11,597	460,285
Oil, gas & consumable fuels—0.6%
Cheniere Energy, Inc.	2,009	424,944
Chevron Corp.	2,112	373,613
Enbridge, Inc.[1]	10,459	510,817
Exxon Mobil Corp.	20,468	2,894,175
		4,203,549
	Number of shares	Value
Common stocks—(concluded)
Pharmaceuticals—5.0%
Eli Lilly & Co.	19,662	$20,392,443
Johnson & Johnson	36,799	8,362,573
Merck & Co., Inc.	6,394	705,067
Novartis AG, ADR[1]	5,829	866,656
Zoetis, Inc.	43,398	5,416,938
		35,743,677
Professional services—0.3%
Paycom Software, Inc.	13,833	1,863,997
Real estate management & development—0.7%
CoStar Group, Inc.*	78,819	4,847,368
Semiconductors & semiconductor equipment—16.8%
Advanced Micro Devices, Inc.*	27,001	6,391,947
Broadcom, Inc.	84,112	27,866,306
Lam Research Corp.	16,920	3,950,143
NVIDIA Corp.	382,317	73,072,248
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,861	6,234,692
Texas Instruments, Inc.	8,247	1,777,641
		119,292,977
Software—12.2%
AppLovin Corp., Class A*	1,893	895,597
Crowdstrike Holdings, Inc., Class A*	4,772	2,106,385
Intuit, Inc.	13,795	6,882,601
Microsoft Corp.	120,988	52,059,926
Oracle Corp.	68,610	11,291,834
Palantir Technologies, Inc., Class A*	27,452	4,024,189
ServiceNow, Inc.*	48,185	5,638,127
Synopsys, Inc.*	7,617	3,542,781
		86,441,440
Specialty retail—0.5%
AutoZone, Inc.*	183	677,885
Carvana Co.*	4,877	1,956,214
Wayfair, Inc., Class A*	7,058	730,432
		3,364,531
Technology hardware, storage & peripherals—5.9%
Apple, Inc.	146,215	37,939,868
Western Digital Corp.	16,751	4,191,603
		42,131,471
Tobacco—1.4%
Altria Group, Inc.	15,796	979,194
Philip Morris International, Inc.	49,646	8,908,478
		9,887,672
Water utilities—0.1%
American Water Works Co., Inc.	4,876	629,638
Total common stocks (cost—$517,002,652)		667,631,376

PACE Large Co Growth Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Short term investments—6.8%
Investment companies—6.8%
State Street Institutional U.S. Government Money Market Fund, 3.650%[2] (cost—$48,077,787)	48,077,787	$48,077,787
Investment of cash collateral from securities loaned—1.2%
Money market funds—1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.688%[2] (cost—$8,647,413)	8,647,413	8,647,413
Total investments—102.0% (cost—$573,727,852)		724,356,576
Liabilities in excess of other assets—(2.0)%		(14,101,629)
Net assets—100.0%		$710,254,947

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$667,631,376	$—	$—	$667,631,376
Short-term investments	48,077,787	—	—	48,077,787
Investment of cash collateral from securities loaned	8,647,413	—	—	8,647,413
Total	$724,356,576	$—	$—	$724,356,576

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at January 31, 2026.

See accompanying notes to financial statements.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—98.2%
Aerospace & defense—0.7%
Textron, Inc.	21,668	$1,908,084
Air freight & logistics—0.8%
CH Robinson Worldwide, Inc.	10,324	2,012,664
Automobile components—2.7%
Gentex Corp.	60,845	1,400,043
Goodyear Tire & Rubber Co.*	129,500	1,218,595
LCI Industries[1]	13,610	1,996,451
Lear Corp.	12,912	1,511,866
Visteon Corp.	9,900	899,514
		7,026,469
Automobiles—1.1%
Thor Industries, Inc.[1]	24,918	2,787,577
Banks—6.6%
Banc of California, Inc.	62,589	1,250,528
Bank of Hawaii Corp.	17,986	1,344,993
Columbia Banking System, Inc.	77,632	2,285,486
Commerce Bancshares, Inc.	29,507	1,553,249
First Financial Bankshares, Inc.	27,237	866,681
First Horizon Corp.	60,000	1,469,400
First Interstate BancSystem, Inc., Class A1	36,940	1,310,262
Flagstar Bank NA1	73,000	965,060
Glacier Bancorp, Inc.[1]	31,925	1,617,959
Prosperity Bancshares, Inc.	20,825	1,437,133
Southstate Bank Corp.	16,580	1,696,632
Western Alliance Bancorp	17,639	1,572,517
		17,369,900
Beverages—0.4%
National Beverage Corp.*	28,383	967,293
Biotechnology—0.5%
United Therapeutics Corp.*	2,968	1,393,446
Building products—2.3%
Armstrong World Industries, Inc.	10,018	1,840,707
Builders FirstSource, Inc.*	8,900	1,018,160
Owens Corning	10,250	1,228,360
Zurn Elkay Water Solutions Corp.	40,444	1,864,873
		5,952,100
Capital markets—3.4%
Artisan Partners Asset Management, Inc., Class A1	25,739	1,145,900
Houlihan Lokey, Inc.	8,809	1,482,731
Invesco Ltd.	61,087	1,667,064
Jefferies Financial Group, Inc.	26,015	1,591,598
LPL Financial Holdings, Inc.	5,651	2,059,789
Virtus Investment Partners, Inc.	6,115	998,274
		8,945,356
Chemicals—2.9%
Element Solutions, Inc.[1]	45,840	1,333,944
HB Fuller Co.	24,339	1,462,774
Ingevity Corp.*	22,339	1,469,683
Mosaic Co.	36,800	1,012,000
	Number of shares	Value
Common stocks—(continued)
Chemicals—(concluded)
Olin Corp.	40,638	$845,676
Solstice Advanced Materials, Inc.*	22,000	1,358,940
		7,483,017
Commercial services & supplies—0.5%
Brink's Co.	10,700	1,359,328
Communications equipment—0.6%
F5, Inc.*	5,415	1,492,428
Construction & engineering—1.0%
EMCOR Group, Inc.	880	634,242
Valmont Industries, Inc.	4,550	2,027,298
		2,661,540
Consumer finance—0.6%
Navient Corp.[1]	48,972	480,415
SLM Corp.	43,453	1,179,749
		1,660,164
Consumer staples distribution & retail—2.4%
BJ's Wholesale Club Holdings, Inc.*	27,520	2,543,949
Casey's General Stores, Inc.	2,629	1,594,488
Dollar Tree, Inc.*	6,715	789,617
Performance Food Group Co.*	13,787	1,315,969
		6,244,023
Containers & packaging—2.4%
Avery Dennison Corp.	14,527	2,694,904
Crown Holdings, Inc.	12,700	1,329,436
Silgan Holdings, Inc.[1]	14,867	641,511
Sonoco Products Co.[1]	34,675	1,664,400
		6,330,251
Distributors—0.5%
Pool Corp.	5,603	1,423,666
Diversified consumer services—0.4%
ADT, Inc.	138,000	1,104,000
Diversified REITs—0.7%
WP Carey, Inc.	24,850	1,733,288
Electric utilities—0.9%
Evergy, Inc.	16,374	1,256,377
Pinnacle West Capital Corp.	11,650	1,089,974
		2,346,351
Electrical equipment—0.8%
Atkore, Inc.	8,665	601,784
Sensata Technologies Holding PLC	42,280	1,462,465
		2,064,249
Electronic equipment, instruments & components—4.5%
Arrow Electronics, Inc.*	23,203	3,074,165
Avnet, Inc.	29,363	1,831,958
Belden, Inc.	10,100	1,186,851
Flex Ltd.*	22,511	1,419,093

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
Jabil, Inc.	3,580	$849,140
Littelfuse, Inc.	3,325	1,076,502
TD SYNNEX Corp.	6,755	1,071,816
Zebra Technologies Corp., Class A*	5,574	1,309,779
		11,819,304
Energy equipment & services—1.9%
Cactus, Inc., Class A1	14,000	787,220
Patterson-UTI Energy, Inc.[1]	544,401	4,099,340
		4,886,560
Entertainment—0.8%
Cinemark Holdings, Inc.	47,400	1,122,432
Roku, Inc.*	10,573	1,006,550
		2,128,982
Financial services—2.0%
Essent Group Ltd.	20,870	1,313,140
Jack Henry & Associates, Inc.	10,570	1,894,250
Jackson Financial, Inc., Class A	11,175	1,328,931
Walker & Dunlop, Inc.	12,865	809,080
		5,345,401
Food products—0.3%
Post Holdings, Inc.*	8,300	849,173
Gas utilities—1.2%
National Fuel Gas Co.	12,400	1,038,500
UGI Corp.	55,909	2,242,510
		3,281,010
Ground transportation—1.5%
Knight-Swift Transportation Holdings, Inc.	24,400	1,344,440
Landstar System, Inc.	9,293	1,388,002
Ryder System, Inc.	6,900	1,319,832
		4,052,274
Health care equipment & supplies—2.0%
Envista Holdings Corp.*	83,232	1,953,455
Globus Medical, Inc., Class A*	20,520	1,860,754
LivaNova PLC*	21,300	1,399,623
		5,213,832
Health care providers & services—1.9%
Acadia Healthcare Co., Inc.*,1	44,031	591,777
AMN Healthcare Services, Inc.*	29,767	634,038
CorVel Corp.*	14,447	1,005,945
Encompass Health Corp.	8,700	822,411
Molina Healthcare, Inc.*	4,070	730,931
Tenet Healthcare Corp.*	5,880	1,112,966
		4,898,068
Hotels, restaurants & leisure—1.7%
Caesars Entertainment, Inc.*	106,912	2,213,079
Marriott Vacations Worldwide Corp.[1]	11,219	609,304
Wynn Resorts Ltd.	16,225	1,743,376
		4,565,759
	Number of shares	Value
Common stocks—(continued)
Household durables—2.2%
Mohawk Industries, Inc.*	27,308	$3,232,721
Taylor Morrison Home Corp.*	19,847	1,209,675
TopBuild Corp.*,1	2,704	1,265,607
		5,708,003
Household products—0.6%
WD-40 Co.	6,385	1,476,404
Independent power and renewable electricity producers—0.3%
Talen Energy Corp.*	2,320	808,195
Industrial REITs—0.7%
First Industrial Realty Trust, Inc.	31,547	1,830,672
Insurance—4.5%
Assurant, Inc.	4,830	1,150,168
Everest Group Ltd.	4,706	1,559,004
First American Financial Corp.	39,716	2,509,257
Globe Life, Inc.	7,780	1,090,912
Lincoln National Corp.[1]	26,725	1,112,027
RLI Corp.	20,550	1,200,736
Unum Group	16,300	1,238,311
W.R. Berkley Corp.	26,467	1,815,107
		11,675,522
IT services—1.9%
Amdocs Ltd.	17,970	1,472,462
EPAM Systems, Inc.*	8,473	1,767,468
Globant SA*,1	24,613	1,646,117
		4,886,047
Leisure products—0.7%
Brunswick Corp.	13,181	1,057,380
Polaris, Inc.	12,217	779,933
		1,837,313
Life sciences tools & services—1.0%
Charles River Laboratories International, Inc.*	6,660	1,401,797
Revvity, Inc.[1]	11,500	1,251,200
		2,652,997
Machinery—6.1%
Graco, Inc.	20,892	1,824,498
ITT, Inc.	7,805	1,422,852
JBT Marel Corp.	8,593	1,351,765
Kadant, Inc.	4,896	1,571,812
Oshkosh Corp.	10,532	1,514,712
Pentair PLC	9,615	1,013,133
RBC Bearings, Inc.*	4,715	2,355,944
Terex Corp.[1]	19,775	1,127,175
Timken Co.	17,100	1,593,549
Toro Co.	25,679	2,349,628
		16,125,068
Marine transportation—0.5%
Kirby Corp.*	11,674	1,373,563

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Media—0.5%
Nexstar Media Group, Inc.	5,922	$1,257,714
Metals & mining—2.0%
Alcoa Corp.	40,260	2,287,170
Commercial Metals Co.[1]	23,724	1,823,664
Reliance, Inc.	3,254	1,072,193
		5,183,027
Mortgage real estate investment—1.0%
AGNC Investment Corp.[1]	115,000	1,311,000
Annaly Capital Management, Inc.	59,415	1,367,139
		2,678,139
Office REITs—0.9%
Highwoods Properties, Inc.	41,080	1,061,918
Kilroy Realty Corp.[1]	35,360	1,219,213
		2,281,131
Oil, gas & consumable fuels—3.4%
Antero Resources Corp.*	29,900	1,087,463
California Resources Corp.	26,968	1,442,788
Chord Energy Corp.	11,900	1,192,856
Core Natural Resources, Inc.	9,460	902,295
DHT Holdings, Inc.	59,800	856,934
Murphy Oil Corp.[1]	38,500	1,158,465
Permian Resources Corp., Class A	59,636	961,929
Scorpio Tankers, Inc.	22,720	1,445,446
		9,048,176
Passenger airlines—1.0%
Alaska Air Group, Inc.*,1	29,914	1,520,528
SkyWest, Inc.*	12,715	1,227,252
		2,747,780
Pharmaceuticals—1.4%
Jazz Pharmaceuticals PLC*	12,807	2,106,624
Prestige Consumer Healthcare, Inc.*	23,669	1,525,940
		3,632,564
Professional services—4.9%
Broadridge Financial Solutions, Inc.	6,003	1,183,251
CACI International, Inc., Class A*	6,684	4,147,957
Insperity, Inc.	28,462	1,216,181
Korn Ferry	33,831	2,350,240
ManpowerGroup, Inc.	50,216	1,824,347
TransUnion	26,833	2,120,344
		12,842,320
Real estate management & development—0.7%
Cushman & Wakefield Ltd.*	113,155	1,860,268
Residential REITs—0.6%
Camden Property Trust	14,613	1,593,548
Retail REITs—0.6%
Federal Realty Investment Trust	15,000	1,517,400
	Number of shares	Value
Common stocks—(concluded)
Semiconductors & semiconductor equipment—4.1%
Axcelis Technologies, Inc.*	14,838	$1,306,783
Diodes, Inc.*	15,541	919,872
Ichor Holdings Ltd.*	38,671	1,173,278
MKS, Inc.	8,559	2,014,874
Onto Innovation, Inc.*	12,291	2,483,396
Qorvo, Inc.*	16,100	1,257,571
Synaptics, Inc.*,1	19,100	1,575,941
		10,731,715
Specialized REITs—1.2%
Gaming & Leisure Properties, Inc.	33,980	1,520,605
Lamar Advertising Co., Class A	12,190	1,564,099
		3,084,704
Specialty retail—2.9%
Academy Sports & Outdoors, Inc.	28,087	1,545,066
Bath & Body Works, Inc.	48,466	1,056,559
Murphy USA, Inc.	3,430	1,449,209
National Vision Holdings, Inc.*	22,507	593,060
Sally Beauty Holdings, Inc.*,1	67,500	1,027,350
Signet Jewelers Ltd.[1]	12,631	1,165,462
Victoria's Secret & Co.*	14,300	779,493
		7,616,199
Textiles, apparel & luxury goods—1.6%
Capri Holdings Ltd.*	102,978	2,324,214
Carter's, Inc.	10,956	379,187
Steven Madden Ltd.[1]	31,780	1,394,506
		4,097,907
Trading companies & distributors—2.9%
Boise Cascade Co.	19,029	1,537,734
Watsco, Inc.[1]	4,449	1,719,316
WESCO International, Inc.	14,871	4,304,113
		7,561,163
Total common stocks (cost—$217,969,238)		257,413,096
Short term investments—2.1%
Investment companies—2.1%
State Street Institutional U.S. Government Money Market Fund, 3.650%[2] (cost—$5,564,557)	5,564,557	5,564,557
Investment of cash collateral from securities loaned—8.1%
Money market funds—8.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.688%[2] (cost—$21,241,901)	21,241,901	21,241,901
Total investments—108.4% (cost—$244,775,696)		284,219,554
Liabilities in excess of other assets—(8.4)%		(22,036,255)
Net assets—100.0%		$262,183,299

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$257,413,096	$—	$—	$257,413,096
Short-term investments	5,564,557	—	—	5,564,557
Investment of cash collateral from securities loaned	21,241,901	—	—	21,241,901
Total	$284,219,554	$—	$—	$284,219,554

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at January 31, 2026.

See accompanying notes to financial statements.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—99.2%
Aerospace & defense—3.4%
Astronics Corp.*	8,168	$618,726
Axon Enterprise, Inc.*	596	288,214
Carpenter Technology Corp.	3,336	1,060,281
Ducommun, Inc.*	2,887	327,241
Hexcel Corp.	2,089	172,990
Karman Holdings, Inc.*	13,863	1,438,979
Loar Holdings, Inc.*,1	16,867	1,156,739
Mercury Systems, Inc.*	14,483	1,359,664
TAT Technologies Ltd.*	29,431	1,497,449
V2X, Inc.*	4,550	313,177
		8,233,460
Banks—0.5%
First Internet Bancorp	3,829	83,434
Live Oak Bancshares, Inc.	11,437	457,023
Popular, Inc.	5,287	705,973
		1,246,430
Beverages—0.5%
Vita Coco Co., Inc.*	21,020	1,121,417
Zevia PBC, Class A*	45,374	83,942
		1,205,359
Biotechnology—7.4%
ACADIA Pharmaceuticals, Inc.*	4,113	103,360
ADMA Biologics, Inc.*	35,494	614,046
Akebia Therapeutics, Inc.*	36,441	51,382
Aldeyra Therapeutics, Inc.*,1	52,300	280,328
Alector, Inc.*	80,973	153,039
Arcturus Therapeutics Holdings, Inc.*,1	22,726	169,763
Arcus Biosciences, Inc.*	40,406	850,142
Arrowhead Pharmaceuticals, Inc.*	6,146	426,102
Aurinia Pharmaceuticals, Inc.*	54,962	798,598
BioCryst Pharmaceuticals, Inc.*	68,231	448,960
Bridgebio Pharma, Inc.*	22,250	1,719,257
CareDx, Inc.*	26,922	553,247
Cartesian Therapeutics, Inc.*,1	5,526	37,743
Compass Therapeutics, Inc.*	14,244	91,162
Day One Biopharmaceuticals, Inc.*	6,089	67,953
Exelixis, Inc.*	43,525	1,800,194
Foghorn Therapeutics, Inc.*,1	14,476	82,658
Gossamer Bio, Inc.*	145,404	331,521
Halozyme Therapeutics, Inc.*	24,702	1,771,380
Insmed, Inc.*	3,567	559,555
Ironwood Pharmaceuticals, Inc.*	89,422	437,274
Madrigal Pharmaceuticals, Inc.*	895	437,932
MannKind Corp.*	82,605	477,457
MDxHealth SA*	48,605	170,118
Mirum Pharmaceuticals, Inc.*,1	2,418	249,586
Neurocrine Biosciences, Inc.*	5,561	756,630
Novavax, Inc.*,1	12,118	107,184
Prothena Corp. PLC*	17,450	153,735
Rezolute, Inc.*	63,700	212,758
Rigel Pharmaceuticals, Inc.*	3,650	127,239
Sarepta Therapeutics, Inc.*,1	29,600	602,064
Travere Therapeutics, Inc.*	50,735	1,577,351
	Number of shares	Value
Common stocks—(continued)
Biotechnology—(concluded)
Twist Bioscience Corp.*	24,086	$989,212
Ultragenyx Pharmaceutical, Inc.*	26,233	631,428
UroGen Pharma Ltd.*,1	5,382	105,541
		17,945,899
Broadline retail—0.1%
Etsy, Inc.*	3,246	171,908
Groupon, Inc.*,1	5,434	76,891
		248,799
Building products—2.0%
AAON, Inc.[1]	13,068	1,189,972
Armstrong World Industries, Inc.	1,130	207,626
CSW Industrials, Inc.	6,353	1,715,183
Insteel Industries, Inc.	8,686	287,854
Simpson Manufacturing Co., Inc.	7,662	1,354,489
		4,755,124
Capital markets—1.8%
Acadian Asset Management, Inc.	20,580	1,140,544
Federated Hermes, Inc.	6,180	329,270
Marex Group PLC	28,052	1,107,493
Miami International Holdings, Inc.*	8,760	365,555
Perella Weinberg Partners	18,079	403,342
Piper Sandler Cos.	3,065	1,061,563
		4,407,767
Commercial services & supplies—2.4%
ACV Auctions, Inc., Class A*	138,579	1,082,302
Casella Waste Systems, Inc., Class A*	11,435	1,153,563
CECO Environmental Corp.*	10,639	717,388
RB Global, Inc.[1]	24,257	2,754,867
		5,708,120
Communications equipment—2.3%
Calix, Inc.*	13,285	593,441
Ciena Corp.*	3,621	911,804
Extreme Networks, Inc.*	51,610	752,474
Inseego Corp.*,1	3,000	32,670
Lantronix, Inc.*,1	22,900	152,056
Lumentum Holdings, Inc.*	5,949	2,331,056
Viavi Solutions, Inc.*	28,141	688,329
		5,461,830
Construction & engineering—6.7%
Argan, Inc.	6,780	2,353,406
Comfort Systems USA, Inc.	3,222	3,679,846
EMCOR Group, Inc.	3,058	2,203,992
MasTec, Inc.*	7,218	1,735,785
MYR Group, Inc.*	8,543	2,136,092
Primoris Services Corp.	14,982	2,221,081
Sterling Infrastructure, Inc.*	2,684	960,630
WillScot Holdings Corp.	43,328	867,860
		16,158,692

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Consumer finance—1.9%
Ally Financial, Inc.	36,426	$1,540,091
Atlanticus Holdings Corp.*	2,772	143,118
Dave, Inc.*	6,487	1,061,857
LendingTree, Inc.*,1	11,142	631,306
NerdWallet, Inc., Class A*	26,488	319,445
Regional Management Corp.	2,648	98,109
SoFi Technologies, Inc.*	30,338	692,010
		4,485,936
Consumer staples distribution & retail—0.4%
Sprouts Farmers Market, Inc.*	11,965	848,438
Containers & packaging—0.1%
Ardagh Metal Packaging SA	79,494	348,979
Diversified consumer services—1.6%
Carriage Services, Inc.	607	26,046
Duolingo, Inc.*	3,954	530,073
Grand Canyon Education, Inc.*	17,619	3,062,887
Stride, Inc.*	4,159	351,852
		3,970,858
Diversified telecommunication services—0.2%
Bandwidth, Inc., Class A*	19,394	270,934
IDT Corp., Class B	6,095	296,400
		567,334
Electric utilities—0.0%†
Genie Energy Ltd., Class B1	4,982	68,602
Electrical equipment—2.4%
Amprius Technologies, Inc.*	50,800	631,952
Enovix Corp.*	20,720	137,166
Fluence Energy, Inc.*,1	24,114	741,988
Nextpower, Inc., Class A*,1	16,437	1,924,608
Powell Industries, Inc.	3,417	1,515,747
Power Solutions International, Inc.*,1	856	61,341
Vicor Corp.*	5,695	897,931
		5,910,733
Electronic equipment, instruments & components—2.1%
Advanced Energy Industries, Inc.	4,342	1,108,773
Celestica, Inc.*	632	177,586
Cognex Corp.	32,580	1,262,149
Evolv Technologies Holdings, Inc.*	28,719	177,771
Frequency Electronics, Inc.*,1	5,576	293,186
LightPath Technologies, Inc., Class A*,1	87,581	912,594
Napco Security Technologies, Inc.	16,408	605,291
Vishay Precision Group, Inc.*	9,723	486,928
		5,024,278
Energy equipment & services—0.3%
DMC Global, Inc.*	6,200	53,320
National Energy Services Reunited Corp.*	14,461	284,592
Natural Gas Services Group, Inc.	12,775	442,526
		780,438
	Number of shares	Value
Common stocks—(continued)
Entertainment—1.0%
Madison Square Garden Entertainment Corp.*	19,116	$1,182,707
Roku, Inc.*	13,618	1,296,434
		2,479,141
Financial services—0.7%
Marqeta, Inc., Class A*	173,905	718,228
Payoneer Global, Inc.*	142,400	909,936
Paysign, Inc.*	12,600	52,542
Priority Technology Holdings, Inc.*,1	22,574	133,412
		1,814,118
Food products—1.6%
Freshpet, Inc.*	29,689	2,069,323
Mama's Creations, Inc.*,1	106,181	1,603,333
Vital Farms, Inc.*,1	8,369	238,098
		3,910,754
Ground transportation—0.8%
ArcBest Corp.	1,967	177,463
Knight-Swift Transportation Holdings, Inc.	4,843	266,849
Lyft, Inc., Class A*	55,241	931,916
U-Haul Holding Co.*,1	4,717	266,746
Werner Enterprises, Inc.	8,988	307,839
		1,950,813
Health care equipment & supplies—4.0%
Accuray, Inc.*,1	20,330	16,412
Artivion, Inc.*	5,685	231,777
Axogen, Inc.*	22,660	789,701
Beta Bionics, Inc.*	20,778	287,360
Bioventus, Inc., Class A*,1	6,400	50,752
Glaukos Corp.*	20,251	2,417,564
Inspire Medical Systems, Inc.*	6,171	467,638
Integer Holdings Corp.*	3,800	330,068
iRadimed Corp.	8,183	800,952
KORU Medical Systems, Inc.*,1	49,782	268,325
Lantheus Holdings, Inc.*	12,614	844,129
Novocure Ltd.*	52,709	653,592
OrthoPediatrics Corp.*,1	17,230	300,836
Owlet, Inc.*	55,806	673,578
Pulmonx Corp.*,1	11,500	18,860
SI-BONE, Inc.*	11,484	190,405
Sight Sciences, Inc.*	18,093	113,624
Tandem Diabetes Care, Inc.*	54,909	1,092,140
Treace Medical Concepts, Inc.*	40,814	94,689
		9,642,402
Health care providers & services—5.5%
agilon health, Inc.*	309,564	257,619
Astrana Health, Inc.*	20,758	472,037
Aveanna Healthcare Holdings, Inc.*	16,244	136,450
Chemed Corp.	3,280	1,401,019
Ensign Group, Inc.	15,687	2,692,830
GeneDx Holdings Corp.*	7,858	756,411
Guardant Health, Inc.*	17,715	2,020,219

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care providers & services—(concluded)
Hinge Health, Inc., Class A*	3,946	$137,715
Molina Healthcare, Inc.*	1,898	340,862
Omada Health, Inc.*	7,924	118,464
Option Care Health, Inc.*	40,385	1,373,090
Pennant Group, Inc.*	42,809	1,182,384
Privia Health Group, Inc.*	108,540	2,520,299
		13,409,399
Health care technology—1.6%
Doximity, Inc., Class A*	53,251	1,995,315
Evolent Health, Inc., Class A*	44,200	141,882
HealthStream, Inc.	3,540	78,906
OptimizeRx Corp.*,1	59,717	642,555
Phreesia, Inc.*	72,711	976,509
		3,835,167
Hotels, restaurants & leisure—2.6%
Brinker International, Inc.*	195	30,755
Cava Group, Inc.*,1	8,533	517,270
Dutch Bros, Inc., Class A*	6,414	348,857
First Watch Restaurant Group, Inc.*	68,829	1,100,576
Lindblad Expeditions Holdings, Inc.*	44,746	745,916
Monarch Casino & Resort, Inc.	4,423	404,837
Rush Street Interactive, Inc.*	82,059	1,449,983
Super Group SGHC Ltd.	52,421	496,427
Wingstop, Inc.[1]	4,593	1,219,120
		6,313,741
Household durables—1.7%
Cavco Industries, Inc.*	3,150	1,549,863
Installed Building Products, Inc.	2,550	734,757
SharkNinja, Inc.*	5,152	608,966
Sonos, Inc.*	77,580	1,113,273
		4,006,859
Household products—0.3%
WD-40 Co.	3,656	845,377
Insurance—4.0%
American Coastal Insurance Corp.	3,924	43,360
AMERISAFE, Inc.	1,500	56,415
Crawford & Co., Class A	1,158	12,564
Everest Group Ltd.	3,020	1,000,466
Goosehead Insurance, Inc., Class A*,1	12,796	791,305
HCI Group, Inc.	2,505	397,468
Heritage Insurance Holdings, Inc.*	11,420	297,720
Hippo Holdings, Inc.*	9,793	291,831
Kinsale Capital Group, Inc.	9,523	3,769,965
Oscar Health, Inc., Class A*	51,545	739,671
Palomar Holdings, Inc.*	2,436	301,065
RLI Corp.	9,332	545,269
Root, Inc., Class A*,1	855	53,121
Selectquote, Inc.*	9,000	12,780
Slide Insurance Holdings, Inc.*,1	13,435	231,485
Trupanion, Inc.*,1	460	14,715
TWFG, Inc.*,1	36,703	917,208
	Number of shares	Value
Common stocks—(continued)
Insurance—(concluded)
Universal Insurance Holdings, Inc.	10,122	$308,215
		9,784,623
Interactive media & services—0.6%
Grindr, Inc.*,1	25,753	291,524
MediaAlpha, Inc., Class A*	36,322	371,574
QuinStreet, Inc.*	23,099	306,986
Travelzoo*,1	8,380	49,023
Yelp, Inc.*	5,233	143,279
ZipRecruiter, Inc., Class A*	78,100	192,126
		1,354,512
IT services—1.9%
Commerce.com, Inc.*	38,241	119,312
DigitalOcean Holdings, Inc.*	40,049	2,212,707
Globant SA*,1	16,971	1,135,021
Grid Dynamics Holdings, Inc.*	100,283	829,340
Rackspace Technology, Inc.*	6,000	3,670
Unisys Corp.*	32,493	85,457
VTEX, Class A*,1	34,666	108,851
		4,494,358
Leisure products—0.1%
Peloton Interactive, Inc., Class A*	43,556	243,478
Life sciences tools & services—4.2%
10X Genomics, Inc., Class A*	57,205	1,155,541
Adaptive Biotechnologies Corp.*	45,422	840,307
Bio-Techne Corp.	23,194	1,486,503
Codexis, Inc.*,1	66,004	81,845
Ginkgo Bioworks Holdings, Inc.*	7,643	68,558
Medpace Holdings, Inc.*	5,899	3,436,050
Mesa Laboratories, Inc.	4,169	328,350
OmniAb, Inc.*	8,700	15,834
Repligen Corp.*	13,483	2,013,956
Stevanato Group SpA	44,780	697,672
		10,124,616
Machinery—2.7%
Energy Recovery, Inc.*	21,737	317,143
ESCO Technologies, Inc.	981	223,835
FreightCar America, Inc.*	10,368	119,336
Gorman-Rupp Co.	5,246	285,855
Graham Corp.*	14,570	1,018,734
Helios Technologies, Inc.	6,332	410,187
Hillman Solutions Corp.*	134,236	1,257,791
Kadant, Inc.[1]	7,558	2,426,420
Perma-Pipe International Holdings, Inc.*,1	9,442	272,685
Timken Co.	2,970	276,774
		6,608,760
Media—0.4%
DoubleVerify Holdings, Inc.*	65,770	711,632
Ibotta, Inc., Class A*,1	6,846	141,438
MNTN, Inc., Class A*	7,194	66,185
		919,255

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Metals & mining—0.3%
U.S. Antimony Corp.*,1	84,614	$620,221
Mortgage real estate investment—0.0%†
Angel Oak Mortgage REIT, Inc.	7,000	62,790
Oil, gas & consumable fuels—0.7%
Comstock Resources, Inc.*,1	23,810	579,774
CVR Energy, Inc.*	31,606	718,720
Par Pacific Holdings, Inc.*	5,429	204,890
World Kinect Corp.	8,370	225,237
		1,728,621
Paper & forest products—0.1%
Sylvamo Corp.	5,662	277,098
Passenger airlines—0.0%†
Aduro Biotech, Inc.*,2,3	9,389	0
Personal care products—0.1%
Beauty Health Co.*,1	6,929	10,394
Herbalife Ltd.*	1,226	21,136
Lifevantage Corp.[1]	7,961	42,193
Nature's Sunshine Products, Inc.*	2,175	54,854
		128,577
Pharmaceuticals—1.2%
Arvinas, Inc.*	14,107	188,752
Biote Corp., Class A*,1	5,500	11,495
Harrow, Inc.*,1	3,845	157,414
LENZ Therapeutics, Inc.*,1	8,766	138,678
Ligand Pharmaceuticals, Inc.*,1	4,987	958,003
Nektar Therapeutics*	2,036	76,004
Ocular Therapeutix, Inc.*	34,263	313,164
Phibro Animal Health Corp., Class A	10,100	405,515
SIGA Technologies, Inc.	6,650	44,555
Tarsus Pharmaceuticals, Inc.*	2,441	157,542
WaVe Life Sciences Ltd.*	12,657	163,781
Xeris Biopharma Holdings, Inc.*	41,791	307,582
		2,922,485
Professional services—3.6%
Barrett Business Services, Inc.	31,457	1,195,366
CRA International, Inc.	2,291	432,862
Exponent, Inc.	23,155	1,664,150
Franklin Covey Co.*,1	6,871	139,962
Insperity, Inc.	22,888	978,004
Kforce, Inc.	14,393	508,505
Legalzoom.com, Inc.*	35,568	316,200
Paylocity Holding Corp.*	16,180	2,183,976
Planet Labs PBC*	22,851	570,589
RCM Technologies, Inc.*	940	19,561
TriNet Group, Inc.	12,429	761,152
		8,770,327
	Number of shares	Value
Common stocks—(continued)
Real estate management & development—0.9%
Compass, Inc., Class A*	106,708	$1,335,984
eXp World Holdings, Inc.[1]	41,537	375,495
Real Brokerage, Inc.*	98,567	348,927
		2,060,406
Retail REITs—0.2%
Alexander's, Inc.[1]	300	73,470
Tanger, Inc.	14,644	479,152
		552,622
Semiconductors & semiconductor equipment—4.3%
Ambarella, Inc.*	11,605	743,184
Ambiq Micro, Inc.*	3,890	118,217
Credo Technology Group Holding Ltd.*	19,053	2,386,960
Diodes, Inc.*	5,190	307,196
Ichor Holdings Ltd.*	20,356	617,601
Power Integrations, Inc.[1]	25,611	1,176,569
Rambus, Inc.*	3,880	441,661
Silicon Laboratories, Inc.*	6,567	935,469
Silicon Motion Technology Corp., ADR	6,574	781,846
SiTime Corp.*,1	4,010	1,456,071
SolarEdge Technologies, Inc.*	3,606	111,606
Tower Semiconductor Ltd.*	3,514	473,441
Ultra Clean Holdings, Inc.*	17,636	770,341
		10,320,162
Software—11.4%
Agilysys, Inc.*	11,201	971,687
Alarm.com Holdings, Inc.*	28,146	1,372,962
Alkami Technology, Inc.*,1	45,117	956,029
Allot Ltd.*,1	34,971	343,765
Appfolio, Inc., Class A*	6,245	1,185,801
Appian Corp., Class A*	30,965	863,923
Arteris, Inc.*	11,480	172,315
Asana, Inc., Class A*,1	57,776	592,204
AudioEye, Inc.*,1	7,650	72,063
C3.ai, Inc., Class A*,1	27,345	301,068
CCC Intelligent Solutions Holdings, Inc.*	227,685	1,725,852
Clear Secure, Inc., Class A	4,387	143,104
Clearwater Analytics Holdings, Inc., Class A*	53,207	1,281,757
Core Scientific, Inc.*,1	30,409	547,058
CS Disco, Inc.*	4,308	26,925
Descartes Systems Group, Inc.*	24,140	1,804,706
Digimarc Corp.*,1	6,642	40,715
Docusign, Inc.*	2,977	156,412
Domo, Inc., Class B*,1	53,996	316,957
Dropbox, Inc., Class A*	50,298	1,281,593
InterDigital, Inc.[1]	4,910	1,602,820
JFrog Ltd.*	22,240	1,218,752
Life360, Inc.*,1	5,340	305,929
Manhattan Associates, Inc.*	9,424	1,423,118
Nutanix, Inc., Class A*	14,170	557,306
OneSpan, Inc.	13,350	157,263
Ooma, Inc.*	11,513	135,278

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Software—(concluded)
Pegasystems, Inc.	16,818	$734,778
Rapid7, Inc.*	33,021	393,610
Red Violet, Inc.	27,189	1,236,556
Rimini Street, Inc.*,1	14,434	49,797
RingCentral, Inc., Class A*	43,525	1,126,427
SPS Commerce, Inc.*	19,214	1,715,042
Varonis Systems, Inc.*	3,469	103,515
Weave Communications, Inc.*	49,215	319,897
Workiva, Inc.*	29,080	2,239,742
		27,476,726
Specialty retail—4.2%
Arko Corp.	11,411	60,592
Boot Barn Holdings, Inc.*	5,224	932,379
Envela Corp.*	1,542	21,033
Five Below, Inc.*	24,348	4,666,051
Floor & Decor Holdings, Inc., Class A*,1	28,505	1,880,190
Genesco, Inc.*	7,728	223,571
Petco Health & Wellness Co., Inc.*,1	5,200	13,988
RealReal, Inc.*	24,177	354,677
Revolve Group, Inc.*	10,108	279,486
RH*	2,711	539,028
Stitch Fix, Inc., Class A*	30,900	148,320
Wayfair, Inc., Class A*	9,940	1,028,691
		10,148,006
Technology hardware, storage & peripherals—0.0%†
CPI Card Group, Inc.*	2,088	27,123
Textiles, apparel & luxury goods—0.6%
Deckers Outdoor Corp.*	4,907	585,602
Figs, Inc., Class A*	72,820	787,184
		1,372,786
	Number of shares	Value
Common stocks—(concluded)
Trading companies & distributors—1.8%
Alta Equipment Group, Inc.	1,000	$6,760
FTAI Aviation Ltd.	2,537	690,876
Global Industrial Co.	7,116	217,465
Herc Holdings, Inc.	6,336	908,202
Karat Packaging, Inc.	4,488	109,822
NPK International, Inc.*	106,832	1,475,350
Transcat, Inc.*	15,791	952,355
		4,360,830
Total common stocks (cost—$221,942,842)		239,943,229
Short term investments—1.3%
Investment companies—1.3%
State Street Institutional U.S. Government Money Market Fund, 3.650%[4] (cost—$3,003,807)	3,003,807	3,003,807
Investment of cash collateral from securities loaned—6.7%
Money market funds—6.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.688%[4] (cost—$16,277,746)	16,277,746	16,277,746
Total investments—107.2% (cost—$241,224,395)		259,224,782
Liabilities in excess of other assets—(7.2)%		(17,426,878)
Net assets—100.0%		$241,797,904

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$239,943,229	$—	$0	$239,943,229
Short-term investments	3,003,807	—	—	3,003,807
Investment of cash collateral from securities loaned	16,277,746	—	—	16,277,746
Total	$259,224,782	$—	$0	$259,224,782

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

3  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4  Rate shown reflects yield at January 31, 2026.

See accompanying notes to financial statements.

PACE International Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—112.1%
Australia—3.7%
Aristocrat Leisure Ltd.[1]	10,041	$374,494
Aurizon Holdings Ltd.	1,546,936	3,974,902
BHP Group Ltd.[1]	43,490	1,531,476
Coles Group Ltd.[1]	165,780	2,456,583
Computershare Ltd.[1]	131,215	2,988,765
CSL Ltd.	16,545	2,090,161
Fortescue Ltd.[1,2]	226,610	3,313,798
Northern Star Resources Ltd.[1]	158,969	3,203,603
QBE Insurance Group Ltd.	97,106	1,334,814
Rio Tinto PLC[1]	28,787	2,654,145
Sonic Healthcare Ltd.[1]	67,353	1,076,384
South32 Ltd.[1]	1,044,827	3,361,353
Stockland[1]	53,311	200,094
		28,560,572
Austria—1.2%
ANDRITZ AG	46,193	3,997,104
Erste Group Bank AG	20,851	2,706,372
Raiffeisen Bank International AG	19,890	1,006,249
Verbund AG	22,916	1,682,777
		9,392,502
Belgium—0.2%
UCB SA2	4,331	1,311,159
Canada—1.9%
Brookfield Renewable Corp.[2]	118,575	4,937,463
Canadian Pacific Kansas City Ltd.	53,033	3,942,473
Constellation Software, Inc.	2,305	4,253,937
Fairfax Financial Holdings Ltd.[2]	813	1,341,693
		14,475,566
China—3.1%
Alibaba Group Holding Ltd., ADR[2]	21,958	3,723,199
BOC Hong Kong Holdings Ltd.	598,500	3,159,476
KE Holdings, Inc., ADR[2]	180,760	3,383,827
Prosus NV2	91,442	5,252,073
SITC International Holdings Co. Ltd.	451,000	1,682,280
Wharf Holdings Ltd.	196,000	633,254
Wuxi Biologics Cayman, Inc.*,3	735,562	3,483,800
Yangzijiang Shipbuilding Holdings Ltd.	887,800	2,330,990
		23,648,899
Denmark—3.3%
Coloplast AS, Class B	41,269	3,510,945
Genmab AS*	19,361	6,213,614
Novo Nordisk AS, ADR	99,838	5,933,372
Novo Nordisk AS, Class B1	41,339	2,424,759
Pandora AS	25,854	2,088,723
Vestas Wind Systems AS	165,310	5,028,556
		25,199,969
Finland—2.6%
Metso OYJ[2]	36,052	705,756
Neste OYJ[1]	128,996	3,296,639
Nordea Bank Abp	329,354	6,369,370
Orion OYJ, Class B	27,469	2,267,829
	Number of shares	Value
Common stocks—(continued)
Finland—(concluded)
UPM-Kymmene OYJ[2]	179,878	$4,982,912
Wartsila OYJ Abp	63,302	2,566,197
		20,188,703
France—8.4%
Air Liquide SA1	6,220	1,164,472
Airbus SE2	19,401	4,447,613
AXA SA1	18,299	833,574
Bouygues SA	120,485	6,513,876
Capgemini SE	43,102	6,703,131
Carrefour SA	217,419	3,566,810
Cie de Saint-Gobain SA	3,571	352,261
Credit Agricole SA	14,714	318,651
Edenred SE1,2	34,426	721,057
Eiffage SA	11,537	1,708,739
Engie SA	22,635	673,443
Hermes International SCA[1]	541	1,301,145
Kering SA	6,415	2,008,601
Klepierre SA1	22,138	851,267
LVMH Moet Hennessy Louis Vuitton SE1	2,602	1,686,793
Pernod Ricard SA	77,246	6,874,588
Safran SA	34,408	12,276,438
Thales SA	3,101	940,997
TotalEnergies SE1	12,497	905,834
Unibail-Rodamco-Westfield*,1	4,818	531,124
Vinci SA	66,294	9,520,156
		63,900,570
Germany—6.7%
Allianz SE, Registered Shares	18,922	8,339,171
Aumovio SE*	15,885	766,728
Commerzbank AG	4,187	172,168
Daimler Truck Holding AG	16,925	821,741
Deutsche Post AG1	194,012	10,882,277
Deutsche Telekom AG, Registered Shares[1]	162,401	5,422,780
Evonik Industries AG	229,628	3,565,682
Fresenius Medical Care AG1	51,965	2,335,130
Hannover Rueck SE	5,590	1,582,314
Infineon Technologies AG	43,643	2,152,577
Knorr-Bremse AG	3,938	459,555
Mercedes-Benz Group AG1	7,320	501,430
Merck KGaA	51,845	7,715,606
MTU Aero Engines AG	3,722	1,652,246
SAP SE1	2,245	453,879
Siemens Energy AG*	7,934	1,359,430
Talanx AG	21,871	2,760,989
		50,943,703
Hong Kong—1.4%
AIA Group Ltd.[1]	577,300	6,676,701
HKT Trust & HKT Ltd.	1,259,000	1,885,575
Link REIT[1]	95,000	436,810
Techtronic Industries Co. Ltd.	88,000	1,199,677
Wharf Real Estate Investment Co. Ltd.[1]	117,000	407,068
		10,605,831

PACE International Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
India—0.9%
HDFC Bank Ltd., ADR	133,032	$4,307,576
Tata Consultancy Services Ltd.	78,269	2,658,019
		6,965,595
Indonesia—0.9%
Bank Rakyat Indonesia Persero Tbk. PT	12,508,609	2,839,309
Jardine Matheson Holdings Ltd.	60,300	4,388,031
		7,227,340
Ireland—0.1%
AerCap Holdings NV	3,126	449,081
Israel—2.0%
Bank Hapoalim BM	198,846	4,931,296
Bank Leumi Le-Israel BM	215,946	5,206,280
Israel Discount Bank Ltd., Class A	436,311	5,158,904
Mizrahi Tefahot Bank Ltd.	2,703	212,253
		15,508,733
Italy—6.4%
Banco BPM SpA[2]	161,519	2,416,181
Coca-Cola HBC AG, Class DI1,2	51,058	2,759,677
Enel SpA[1]	957,480	10,564,101
Eni SpA	108,176	2,208,827
Ferrari NV1	1,040	346,160
FinecoBank Banca Fineco SpA	198,095	5,248,044
Intesa Sanpaolo SpA[1]	626,323	4,429,228
Prysmian SpA[2]	8,579	1,021,487
Recordati Industria Chimica e Farmaceutica SpA	25,228	1,385,751
Ryanair Holdings PLC, ADR	70,850	5,002,010
Snam SpA	1,068,459	7,343,152
UniCredit SpA	72,299	6,294,635
		49,019,253
Japan—25.0%
Advantest Corp.	23,400	3,856,403
Aisin Corp.	42,800	764,266
ANA Holdings, Inc.	57,400	1,114,545
Asahi Kasei Corp.[1]	99,900	967,951
Asics Corp.[1]	9,000	216,044
Bandai Namco Holdings, Inc.[1]	30,900	800,653
Central Japan Railway Co.[1]	14,100	392,406
Daifuku Co. Ltd.[2]	85,500	3,059,570
Daiichi Sankyo Co. Ltd.	153,400	2,811,078
Daiwa House Industry Co. Ltd.[1]	26,100	887,090
Denso Corp.[1]	86,600	1,199,172
Disco Corp.	5,100	2,181,242
ENEOS Holdings, Inc.[1]	93,400	783,664
FANUC Corp.	135,343	5,482,458
Fuji Electric Co. Ltd.	8,100	575,207
FUJIFILM Holdings Corp.	283,800	5,660,963
Fujikura Ltd.	1,600	202,326
Fujitsu Ltd.	188,600	5,219,526
Hitachi Ltd.[1]	150,800	5,223,823
Honda Motor Co. Ltd.[1]	457,500	4,596,876
Hoshizaki Corp.	13,800	453,966
	Number of shares	Value
Common stocks—(continued)
Japan—(concluded)
Hulic Co. Ltd.[1]	38,800	$461,057
Idemitsu Kosan Co. Ltd.[1]	195,900	1,653,808
Inpex Corp.[1]	27,200	605,128
Isuzu Motors Ltd.[2]	64,600	1,037,290
Japan Airlines Co. Ltd.	51,800	978,865
Japan Exchange Group, Inc.[1]	43,900	478,543
Japan Tobacco, Inc.[1]	18,200	656,334
Kansai Electric Power Co., Inc.	237,300	3,784,288
Kao Corp.[1]	19,000	759,460
KDDI Corp.[1,2]	574,000	9,667,427
Keyence Corp.	13,791	5,029,491
Komatsu Ltd.	97,900	3,750,640
Konami Group Corp.[1,2]	18,900	2,744,139
LY Corp.[1]	856,500	2,194,933
M3, Inc.[1]	81,600	1,007,346
Makita Corp.[2]	53,700	1,856,738
MatsukiyoCocokara & Co.[1]	76,600	1,226,511
Minebea Mitsumi, Inc.	219,200	4,440,372
Mitsubishi Electric Corp.	215,600	6,728,793
Mitsubishi UFJ Financial Group, Inc.[1]	88,000	1,594,701
Mitsui Fudosan Co. Ltd.[1]	73,100	834,868
MS&AD Insurance Group Holdings, Inc.[1]	64,000	1,626,053
Murata Manufacturing Co. Ltd.[1]	102,600	2,079,049
NEC Corp.	12,100	407,347
Nintendo Co. Ltd.[1]	36,700	2,384,457
Nippon Yusen KK1,2	54,000	1,769,760
Nitto Denko Corp.[2]	120,200	2,660,928
Obayashi Corp.	183,500	4,134,560
Osaka Gas Co. Ltd.	11,300	423,056
Otsuka Holdings Co. Ltd.	91,400	5,457,660
Panasonic Holdings Corp.	536,000	7,332,075
Recruit Holdings Co. Ltd.[1]	158,302	8,285,385
Renesas Electronics Corp.*	145,700	2,425,195
Resona Holdings, Inc.	15,800	182,696
Sanrio Co. Ltd.[1]	18,100	556,122
SCREEN Holdings Co. Ltd.[2]	7,500	952,766
Secom Co. Ltd.	101,700	3,718,792
Shin-Etsu Chemical Co. Ltd.	78,900	2,614,875
SoftBank Group Corp.[1]	43,200	1,187,190
Sompo Holdings, Inc.	107,000	3,675,446
Sony Group Corp.[1]	375,400	8,378,338
Subaru Corp.	149,100	3,205,322
Sumitomo Electric Industries Ltd.[1]	57,900	2,515,635
Sumitomo Mitsui Financial Group, Inc.[1]	98,600	3,486,296
Sumitomo Mitsui Trust Group, Inc.	72,900	2,410,844
Suzuki Motor Corp.[2]	428,209	5,828,523
T&D Holdings, Inc.[2]	7,300	179,387
Taisei Corp.	6,500	646,388
TDK Corp.[1]	334,400	4,280,476
Tokio Marine Holdings, Inc.[1]	70,200	2,597,799
Tokyo Electron Ltd.[1]	5,500	1,468,112
Toyota Industries Corp.[2]	44,100	5,629,332
Yokogawa Electric Corp.[1]	19,200	636,195
		191,076,020

PACE International Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Luxembourg—0.4%
ArcelorMittal SA	50,056	$2,728,171
Eurofins Scientific SE	8,280	668,773
		3,396,944
Macau—0.2%
Galaxy Entertainment Group Ltd.	182,000	927,228
Sands China Ltd.	313,600	683,633
		1,610,861
Netherlands—4.6%
Adyen NV*,3	3,894	5,785,382
Argenx SE*	1,193	995,259
Argenx SE*	108	90,099
ASM International NV	3,019	2,540,069
ASML Holding NV1	5,953	8,577,743
ASML Holding NV, NY Reg Shares	4,650	6,616,950
BE Semiconductor Industries NV	8,132	1,585,659
EXOR NV1	23,124	1,894,033
Heineken NV1	2,805	230,549
Koninklijke Philips NV	165,413	4,731,223
NN Group NV	25,991	2,057,386
		35,104,352
Norway—1.1%
Gjensidige Forsikring ASA	19,014	540,578
Norsk Hydro ASA	469,204	4,205,564
Telenor ASA	213,419	3,590,040
		8,336,182
Singapore—4.6%
CapitaLand Ascendas REIT	291,600	653,298
DBS Group Holdings Ltd.	284,493	13,239,514
Grab Holdings Ltd., Class A*,2	33,010	141,943
Oversea-Chinese Banking Corp. Ltd.	178,000	2,970,631
Sea Ltd., ADR*,1	35,477	4,132,716
Singapore Exchange Ltd.	130,900	1,814,139
Singapore Technologies Engineering Ltd.	28,500	219,558
United Overseas Bank Ltd.	391,498	11,777,870
		34,949,669
South Africa—0.2%
Anglo American PLC	32,735	1,526,544
Valterra Platinum Ltd.[2]	3,803	348,657
		1,875,201
South Korea—0.0%†
Delivery Hero SE*,3	10,948	306,262
Spain—5.0%
Acciona SA2	5,397	1,160,476
ACS Actividades de Construccion y Servicios SA	19,416	2,178,346
Aena SME SA1,3	6,021	187,203
Banco Bilbao Vizcaya Argentaria SA	276,458	7,029,152
Banco Santander SA	1,155,808	14,768,994
CaixaBank SA1	48,635	643,080
Cellnex Telecom SA*,2,3	83,241	2,567,385
	Number of shares	Value
Common stocks—(continued)
Spain—(concluded)
EDP Renovaveis SA2	108,215	$1,641,889
Endesa SA2	47,077	1,734,906
Grifols SA2	99,900	1,277,713
Iberdrola SA1	128,959	2,892,904
Industria de Diseno Textil SA1	29,586	1,928,836
Naturgy Energy Group SA	4,134	129,758
		38,140,642
Sweden—2.1%
AddTech AB, Class B2	6,448	210,506
Alfa Laval AB	14,452	839,457
Assa Abloy AB, Class B	119,610	4,832,741
Skanska AB, Class B	99,501	3,026,082
Swedish Orphan Biovitrum AB*	46,710	1,767,193
Tele2 AB, Class B	13,759	251,701
Telefonaktiebolaget LM Ericsson, Class B1	90,791	985,221
Volvo AB, Class B	109,004	3,964,894
		15,877,795
Switzerland—2.2%
ABB Ltd., Registered Shares	85,973	7,413,441
Chocoladefabriken Lindt & Spruengli AG, Registered Shares[1]	1	147,468
Cie Financiere Richemont SA, Class A1	7,791	1,507,204
Galderma Group AG	13,754	2,560,249
Givaudan SA, Registered Shares[1]	72	278,295
Schindler Holding AG	786	303,195
Sika AG, Registered Shares[1]	2,383	457,149
Temenos AG, Registered Shares	43,046	3,805,956
		16,472,957
Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,133	7,646,845
United Kingdom—12.1%
Admiral Group PLC	3,242	121,995
Associated British Foods PLC[2]	229,521	5,982,941
AstraZeneca PLC	41,602	7,741,951
BAE Systems PLC	114,563	3,094,488
Barclays PLC[1]	154,427	1,027,390
British American Tobacco PLC[1]	105,371	6,309,511
Bunzl PLC[2]	39,354	1,102,849
Centrica PLC	1,779,522	4,649,651
CK Hutchison Holdings Ltd.	940,500	7,614,678
Diageo PLC[1]	42,704	979,062
Entain PLC[1]	127,163	1,052,721
Halma PLC[1]	23,171	1,123,662
Hikma Pharmaceuticals PLC	39,870	834,163
HSBC Holdings PLC	440,429	7,746,607
Imperial Brands PLC[1]	23,849	1,000,552
JD Sports Fashion PLC[1]	859,421	961,724
Lloyds Banking Group PLC	8,924,839	13,305,308
London Stock Exchange Group PLC	28,037	3,115,960
Marks & Spencer Group PLC	669,082	3,351,787
NatWest Group PLC	49,181	447,659

PACE International Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United Kingdom—(concluded)
Next PLC[1]	4,201	$762,530
Rolls-Royce Holdings PLC[1]	218,060	3,613,412
SSE PLC	247,139	8,190,544
United Utilities Group PLC	156,350	2,667,851
Vodafone Group PLC	2,154,945	3,166,925
WPP PLC	674,797	2,786,697
		92,752,618
United States—10.8%
AP Moller—Maersk AS, Class B1	1,133	2,810,763
Atlassian Corp., Class A*	22,864	2,702,068
BeOne Medicines Ltd., ADR*,2	15,809	5,381,067
BP PLC	642,487	4,077,485
Experian PLC[1]	11,465	432,679
GSK PLC[1]	320,166	8,220,932
Haleon PLC	550,981	2,856,660
Holcim AG1	1,759	180,986
Lululemon Athletica, Inc.*	15,392	2,685,904
Nestle SA, Registered Shares[1,2]	154,523	14,677,736
Novartis AG, Registered Shares	42,524	6,305,027
Roche Holding AG1,2	19,888	9,022,342
Sanofi SA1	92,601	8,693,353
Shell PLC[1]	160,730	6,144,982
Spotify Technology SA*,1	3,913	1,957,870
Swiss Re AG1	2,273	362,980
Waste Connections, Inc.	38,029	6,373,660
		82,886,494
Total common stocks (cost—$628,784,282)		857,830,318
Preferred stocks—0.2%
Germany—0.2%
Sartorius AG (cost—$1,417,317)	5,103	1,426,316
	Number of warrants
Warrant—0.0%†
Canada—0.0%†
Constellation Software, Inc. expires 03/31/40*,2,4,5 (cost—$0)	$2,948	0
Rights—0.0%†
Spain—0.0%†
ACS Actividades de Construccion y Servicios SA* (cost—$10,399)	19,416	10,679
	Number of shares	Value
Short-term investments—0.6%
Investment companies—0.6%
State Street Institutional U.S. Government Money Market Fund, 3.650%[6] (cost—$4,916,406)	4,916,406	$4,916,406
Investment of cash collateral from securities loaned—5.6%
Money market funds—5.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.688%[6] (cost—$43,058,184)	43,058,184	43,058,184
Total investments before investments sold short—118.5% (Cost—$678,186,588)		907,241,903
Investments sold short—(13.5)%
Common stocks—(13.4)%
Australia—(1.1)%
Brambles Ltd.	(14,661)	(228,686)
Cochlear Ltd.	(13,932)	(2,610,687)
Commonwealth Bank of Australia	(10,718)	(1,114,746)
CSL Ltd.	(1,824)	(230,429)
Medibank Pvt Ltd.	(35,481)	(114,147)
Santos Ltd.	(205,931)	(1,005,235)
Washington H Soul Pattinson & Co. Ltd.	(114,762)	(3,083,902)
Westpac Banking Corp.	(5,588)	(151,057)
		(8,538,889)
Belgium—(0.4)%
D'ieteren Group	(7,368)	(1,684,722)
Syensqo SA	(14,397)	(1,211,990)
		(2,896,712)
China—(0.0)%†
Wilmar International Ltd.	(65,000)	(173,218)
Denmark—(0.3)%
Novonesis Novozymes B, Class B	(29,105)	(1,781,774)
Orsted AS	(21,140)	(475,120)
Tryg AS	(6,810)	(165,485)
		(2,422,379)
Finland—(0.1)%
Kesko OYJ, Class B	(28,150)	(712,064)
France—(0.6)%
Aeroports de Paris SA	(7,167)	(947,237)
BioMerieux	(9,274)	(1,075,109)
Bollore SE	(80,373)	(458,630)
Cie Generale des Etablissements Michelin SCA	(4,867)	(180,861)
Kering SA	(1,934)	(605,555)
Rexel SA	(5,318)	(224,033)
Societe Generale SA	(5,396)	(472,036)
Sodexo SA	(10,355)	(529,513)
		(4,492,974)

PACE International Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Germany—(0.5)%
BASF SE	(6,119)	$(333,355)
Brenntag SE	(12,160)	(740,872)
CTS Eventim AG & Co. KGaA	(20,106)	(1,690,926)
Deutsche Boerse AG	(3,509)	(887,198)
Deutsche Lufthansa AG, Registered Shares	(52,488)	(541,284)
		(4,193,635)
Hong Kong—(0.3)%
Henderson Land Development Co. Ltd.	(42,000)	(167,310)
Sino Land Co. Ltd.	(1,634,021)	(2,463,968)
		(2,631,278)
Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	(843,285)
Italy—(0.7)%
BPER Banca SpA	(140,891)	(1,979,845)
DiaSorin SpA	(7,368)	(630,395)
Moncler SpA	(18,660)	(1,084,034)
Telecom Italia SpA	(2,272,477)	(1,535,398)
		(5,229,672)
Ivory Coast—(0.2)%
Endeavour Mining PLC	(31,833)	(1,839,048)
Japan—(3.9)%
Daiwa Securities Group, Inc.	(19,600)	(190,415)
Eisai Co. Ltd.	(30,100)	(838,467)
FUJIFILM Holdings Corp.	(94,300)	(1,881,003)
IHI Corp.	(28,400)	(654,763)
Kawasaki Heavy Industries Ltd.	(6,300)	(524,118)
Kawasaki Kisen Kaisha Ltd.	(72,400)	(1,042,773)
Kyowa Kirin Co. Ltd.	(57,600)	(932,148)
MEIJI Holdings Co. Ltd.	(23,400)	(547,804)
Mitsubishi HC Capital, Inc.	(25,100)	(218,790)
Nissan Motor Co. Ltd.	(538,500)	(1,312,846)
Nissin Foods Holdings Co. Ltd.	(65,500)	(1,324,729)
Nitori Holdings Co. Ltd.	(40,700)	(698,233)
Olympus Corp.	(109,500)	(1,302,594)
Omron Corp.	(35,500)	(898,511)
Oriental Land Co. Ltd.	(136,000)	(2,381,055)
Secom Co. Ltd.	(57,300)	(2,095,249)
Shimadzu Corp.	(77,900)	(2,095,991)
Shimano, Inc.	(24,400)	(2,779,607)
Shin-Etsu Chemical Co. Ltd.	(18,200)	(603,178)
Shiseido Co. Ltd.	(103,100)	(1,751,421)
Suntory Beverage & Food Ltd.	(14,200)	(447,122)
Tokyo Metro Co. Ltd.	(99,700)	(1,064,579)
Yakult Honsha Co. Ltd.	(88,200)	(1,420,227)
Yamaha Motor Co. Ltd.	(260,600)	(1,959,215)
ZOZO, Inc.	(151,100)	(1,245,823)
		(30,210,661)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Mexico—(0.1)%
Fresnillo PLC	(8,807)	$(446,130)
Netherlands—(0.7)%
Akzo Nobel NV	(17,809)	(1,251,816)
Randstad NV	(35,022)	(1,249,966)
Universal Music Group NV	(100,678)	(2,467,923)
		(4,969,705)
New Zealand—(0.2)%
Auckland International Airport Ltd.	(118,924)	(591,450)
Fisher & Paykel Healthcare Corp. Ltd.	(31,636)	(741,159)
Infratil Ltd.	(64,436)	(429,870)
		(1,762,479)
Norway—(0.1)%
Aker BP ASA	(15,806)	(461,846)
Portugal—(0.3)%
Banco Comercial Portugues SA, Class R	(1,873,382)	(2,030,528)
Singapore—(0.1)%
Keppel Ltd.	(41,600)	(357,431)
Singapore Airlines Ltd.	(148,200)	(739,777)
		(1,097,208)
Sweden—(1.4)%
EQT AB	(28,332)	(1,075,073)
Holmen AB, Class B	(24,774)	(928,382)
Industrivarden AB, Class C	(28,160)	(1,409,344)
Investment AB Latour, Class B	(41,158)	(1,026,235)
Investor AB, Class B	(106,451)	(4,101,486)
Nibe Industrier AB, Class B	(446,838)	(1,710,601)
SKF AB, Class B	(7,049)	(184,069)
Svenska Cellulosa AB SCA, Class B	(39,992)	(500,826)
		(10,936,016)
Switzerland—(0.5)%
Banque Cantonale Vaudoise, Registered Shares	(3,694)	(499,829)
EMS-Chemie Holding AG, Registered Shares	(284)	(220,793)
Helvetia Baloise Holding AG	(674)	(170,625)
SIG Group AG	(11,826)	(182,656)
Swiss Prime Site AG, Registered Shares	(13,679)	(2,323,333)
Swisscom AG, Registered Shares	(410)	(335,987)
		(3,733,223)
United Kingdom—(1.2)%
Croda International PLC	(11,024)	(411,510)
Informa PLC	(406,952)	(4,900,306)
Pearson PLC	(61,348)	(803,695)
Phoenix Group Holdings PLC	(102,185)	(1,034,005)
Rentokil Initial PLC	(271,431)	(1,673,957)
WPP PLC	(48,424)	(199,976)
		(9,023,449)

PACE International Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(concluded)
Common stocks—(concluded)
United States—(0.6)%
Alcon AG	(9,244)	$(746,408)
Ferrovial SE	(31,703)	(2,142,762)
Tenaris SA	(61,217)	(1,361,292)
		(4,250,462)
Total common stocks (cost—$(100,989,483))		(102,894,861)
Preferred stocks—(0.1)%
Porsche Automobil Holding SE (cost—$(684,316))	(17,482)	(750,975)
Total investments sold short (proceeds—$(101,673,799))		(103,645,836)
Total investments—105.0% (cost—$576,512,789)		803,596,067
Liabilities in excess of other assets—(5.0)%		(38,512,322)
Net assets—100.0%		$765,083,745

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Rights	$10,679	$—	$—	$10,679
Common stocks	857,830,318	—	—	857,830,318
Preferred stocks	1,426,316	—	—	1,426,316
Warrant	—	—	0	0
Short-term investments	4,916,406	—	—	4,916,406
Investment of cash collateral from securities loaned	43,058,184	—	—	43,058,184
Total	$907,241,903	$—	$0	$907,241,903
Liabilities
Investments sold short
Common stocks	$(102,894,861)	$—	$—	$(102,894,861)
Preferred stocks	(750,975)	—	—	(750,975)
Total	$(103,645,836)	$—	$—	$(103,645,836)

PACE International Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, pledged as collateral for investments sold short.

2  Security, or portion thereof, was on loan at the period end.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $12,330,032, represented 1.6% of the Portfolio's net assets at period end.

4  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6  Rate shown reflects yield at January 31, 2026.

See accompanying notes to financial statements.

PACE International Emerging Markets Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—100.9%
Argentina—0.1%
Grupo Financiero Galicia SA, ADR*	11,355	$625,774
Australia—0.4%
Anglogold Ashanti PLC	22,042	2,047,041
Brazil—13.1%
Ambev SA	421,600	1,189,637
B3 SA—Brasil Bolsa Balcao	1,909,300	5,859,141
Banco Bradesco SA, ADR	1,515,827	6,139,099
Banco Bradesco SA	175,923	612,400
Banco BTG Pactual SA	166,700	1,898,944
Banco do Brasil SA	641,100	3,072,261
Embraer SA, ADR	39,200	2,879,632
Embraer SA	136,700	2,518,278
Inter & Co., Inc., Class A	234,964	2,192,214
Itau Unibanco Holding SA, ADR	288,907	2,481,711
Localiza Rent a Car SA	293,000	2,694,080
Lojas Renner SA	386,540	1,096,583
MercadoLibre, Inc.*	1,428	3,067,044
NU Holdings Ltd., Class A*	335,468	5,954,557
Petroleo Brasileiro SA—Petrobras, ADR	441,966	6,779,758
PRIO SA*	543,600	5,266,859
Vale SA, ADR	253,264	4,069,953
Vale SA	299,100	4,792,193
WEG SA	208,000	2,044,133
XP, Inc., Class A	363,083	7,083,749
		71,692,226
Chile—1.0%
Antofagasta PLC	51,910	2,591,213
Sociedad Quimica y Minera de Chile SA, ADR*	39,472	3,033,029
		5,624,242
China—25.3%
Alibaba Group Holding Ltd.	1,106,239	23,959,708
Alibaba Group Holding Ltd., ADR[1]	11,770	1,995,721
Beijing New Building Materials PLC, Class A	830,535	3,334,810
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,532,350	3,810,752
Budweiser Brewing Co. APAC Ltd.[1,2]	2,334,400	2,300,902
BYD Co. Ltd., Class H	303,600	3,798,838
China International Capital Corp. Ltd., Class H2	509,783	1,384,723
China Jushi Co. Ltd., Class A	1,379,156	4,241,572
China Overseas Land & Investment Ltd.	2,794,387	5,022,106
Contemporary Amperex Technology Co. Ltd., Class A	161,120	8,115,708
Country Garden Services Holdings Co. Ltd.	1,173,152	970,106
Eve Energy Co. Ltd., Class A	134,600	1,235,682
Fuyao Glass Industry Group Co. Ltd., Class A	408,100	3,626,120
GF Securities Co. Ltd., Class H1	575,000	1,342,533
Hengli Petrochemical Co. Ltd., Class A	1,206,030	4,530,098
Horizon Robotics*,1	1,242,000	1,308,439
Industrial & Commercial Bank of China Ltd., Class H	4,167,000	3,461,787
JD Health International, Inc.*,2	243,550	1,971,882
Kuaishou Technology[2]	441,407	4,528,715
	Number of shares	Value
Common stocks—(continued)
China—(concluded)
Kweichow Moutai Co. Ltd., Class A	16,100	$3,246,183
Li Ning Co. Ltd.	1,211,500	3,169,834
Longfor Group Holdings Ltd.[2]	1,332,500	1,756,858
NetEase, Inc.	170,800	4,482,021
Ningbo Tuopu Group Co. Ltd., Class A	154,900	1,609,078
Ping An Insurance Group Co. of China Ltd., Class A	855,900	8,222,109
Tencent Holdings Ltd.	287,211	22,279,524
Trip.com Group Ltd., ADR	42,702	2,620,622
Victory Giant Technology Huizhou Co. Ltd., Class A	20,900	796,417
Wanhua Chemical Group Co. Ltd., Class A	79,900	1,011,557
WuXi XDC Cayman, Inc.*	443,000	3,561,193
YongXing Special Materials Technology Co. Ltd., Class A	317,500	2,291,520
Zijin Mining Group Co. Ltd., Class H	460,000	2,467,198
		138,454,316
Congo—0.4%
Ivanhoe Mines Ltd., Class A*,1	158,582	2,005,495
Czech Republic—0.5%
CSG NV*	78,119	2,829,342
Greece—1.0%
Eurobank SA, Class A	544,592	2,669,274
Piraeus Bank SA	290,886	2,934,262
		5,603,536
Hong Kong—1.2%
AIA Group Ltd.	254,800	2,946,862
Melco Resorts & Entertainment Ltd., ADR*	211,530	1,281,872
Zijin Gold International Co. Ltd.*	79,689	2,229,876
		6,458,610
Hungary—0.5%
OTP Bank Nyrt	21,889	2,757,700
India—8.6%
Asian Paints Ltd.	42,261	1,115,612
Bajaj Finance Ltd.	244,273	2,469,219
Bharat Electronics Ltd.	804,506	3,926,872
Bharti Airtel Ltd.	322,475	6,901,552
CG Power & Industrial Solutions Ltd.	242,594	1,540,286
Coforge Ltd.	104,975	1,887,296
Eicher Motors Ltd.	25,181	1,949,740
Eternal Ltd.*	660,042	1,963,174
GMR Airports Ltd.*	3,303,526	3,371,850
HDFC Bank Ltd.	463,855	4,685,824
HDFC Bank Ltd., ADR	53,450	1,730,711
Hindalco Industries Ltd.	156,978	1,642,691
ICICI Bank Ltd.	119,067	1,753,888
Indian Oil Corp. Ltd.	915,119	1,623,960
IndusInd Bank Ltd.*	149,080	1,452,269
InterGlobe Aviation Ltd.[2]	10,219	510,631
Lodha Developers Ltd.[2]	237,915	2,512,672
Mahindra & Mahindra Ltd.	22,392	835,384

PACE International Emerging Markets Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
India—(concluded)
Marico Ltd.	256,328	$2,033,626
Max Healthcare Institute Ltd.	167,165	1,738,752
SBI Life Insurance Co. Ltd.[2]	67,092	1,457,626
		47,103,635
Indonesia—1.8%
Bank Central Asia Tbk. PT	3,740,800	1,649,206
Bank Mandiri Persero Tbk. PT	14,296,000	4,105,256
Bank Rakyat Indonesia Persero Tbk. PT	18,510,676	4,201,708
		9,956,170
Kazakhstan—0.2%
Halyk Savings Bank of Kazakhstan JSC, GDR[3]	26,215	842,812
Macau—0.7%
Galaxy Entertainment Group Ltd.	333,000	1,696,522
Sands China Ltd.	1,020,000	2,223,551
		3,920,073
Mexico—0.9%
Grupo Financiero Banorte SAB de CV, Class O	330,100	3,731,853
Wal-Mart de Mexico SAB de CV	390,700	1,239,884
		4,971,737
Nigeria—0.3%
Guaranty Trust Holding Co. PLC[1]	21,920,119	1,534,408
Peru—1.3%
Credicorp Ltd.	19,638	7,007,428
Poland—1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	96,163	2,505,705
Zabka Group SA*	516,901	3,142,432
		5,648,137
Russia—0.0%†
Alrosa PJSC*,4,5	215,380	0
Rosneft Oil Co. PJSC*,4,5	126,429	0
		0
Singapore—0.6%
Grab Holdings Ltd., Class A*	428,467	1,842,408
Sea Ltd., ADR*	11,470	1,336,140
		3,178,548
South Africa—6.4%
Absa Group Ltd.	272,035	4,289,409
Capitec Bank Holdings Ltd.	14,291	3,849,465
Clicks Group Ltd.[1]	76,471	1,540,805
FirstRand Ltd.	477,007	2,732,630
Gold Fields Ltd., ADR	55,142	2,763,717
Gold Fields Ltd.	64,324	3,383,533
Impala Platinum Holdings Ltd.	127,707	2,498,207
MTN Group Ltd.	572,491	6,412,183
Naspers Ltd., Class N	62,280	3,822,680
Standard Bank Group Ltd.	130,972	2,422,055
Valterra Platinum Ltd.	15,745	1,481,538
		35,196,222
	Number of shares	Value
Common stocks—(continued)
South Korea—15.6%
Hana Financial Group, Inc.	29,424	$2,046,229
HD Hyundai Marine Solution Co. Ltd.	17,923	2,283,645
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,679	2,205,965
Hyundai Mobis Co. Ltd.	15,311	4,776,045
Kakao Corp.	67,318	2,871,561
KB Financial Group, Inc.	54,648	5,132,979
Kia Corp.	45,837	4,859,474
LG Chem Ltd.	7,191	1,551,206
Samsung Biologics Co. Ltd.*,2	2,587	3,136,248
Samsung Electro-Mechanics Co. Ltd.	15,731	3,049,152
Samsung Electronics Co. Ltd.	290,093	32,346,760
Samsung SDI Co. Ltd.*	8,611	2,333,118
Shinhan Financial Group Co. Ltd.	41,061	2,404,781
SK Hynix, Inc.	23,265	14,692,153
SK Telecom Co. Ltd.	40,649	2,047,417
		85,736,733
Taiwan—15.3%
Accton Technology Corp.	17,500	620,035
Alchip Technologies Ltd.	10,700	1,062,520
ASE Technology Holding Co. Ltd.	186,000	1,755,386
ASPEED Technology, Inc.	7,000	1,975,214
Chailease Holding Co. Ltd.	426,813	1,410,504
Fortune Electric Co. Ltd.	82,000	2,527,487
Hon Hai Precision Industry Co. Ltd.	1,089,000	7,630,267
MediaTek, Inc.	120,969	6,765,346
Taiwan Semiconductor Manufacturing Co. Ltd.	549,475	30,991,996
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,342	13,996,572
Unimicron Technology Corp.	553,886	6,661,768
Wistron Corp.	406,000	1,683,603
Yageo Corp.	744,012	6,560,640
		83,641,338
Thailand—1.2%
Kasikornbank PCL	598,300	3,574,778
SCB X PCL	733,100	3,157,002
		6,731,780
Turkey—0.4%
Akbank TAS	1,041,588	2,226,311
United Arab Emirates—1.2%
Aldar Properties PJSC	1,172,778	3,062,475
Emirates NBD Bank PJSC	320,761	2,716,315
First Abu Dhabi Bank PJSC	116,606	590,571
		6,369,361
United States—0.7%
Globant SA*,1	28,452	1,902,870
Las Vegas Sands Corp.	35,950	1,895,643
		3,798,513
Vietnam—0.6%
Hoa Phat Group JSC*	1,167,385	1,206,227
Masan Group Corp.*	556,300	1,801,642

PACE International Emerging Markets Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
Vietnam—(concluded)
VPS Securities JSC*	303,900	$537,804
		3,545,673
Zambia—0.6%
First Quantum Minerals Ltd.*	121,444	3,432,879
Total common stocks (cost—$399,809,668)		552,940,040
Preferred stocks—0.4%
Brazil—0.4%
Itau Unibanco Holding SA6	239,109	2,067,258
Localiza Rent a Car SA*	11,269	99,912
Total preferred stocks (cost—$1,405,666)		2,167,170
	Number of shares	Value
Short-term investments—0.9%
Investment companies—0.9%
State Street Institutional U.S. Government Money Market Fund, 3.650%[7] (cost—$5,206,148)	5,206,148	$5,206,148
Investment of cash collateral from securities loaned—0.8%
Money market funds—0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.688%[7] (cost—$4,172,924)	4,172,924	4,172,924
Total investments—103.0% (cost—$410,594,406)		564,486,282
Liabilities in excess of other assets—(3.0)%		(16,447,001)
Net assets—100.0%		$548,039,281

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$552,940,040	$—	$0	$552,940,040
Preferred stocks	2,167,170	—	—	2,167,170
Short-term investments	5,206,148	—	—	5,206,148
Investment of cash collateral from securities loaned	4,172,924	—	—	4,172,924
Total	$564,486,282	$—	$0	$564,486,282

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $19,560,257, represented 3.6% of the Portfolio's net assets at period end.

3  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

PACE International Emerging Markets Equity Investments

Portfolio of investments—January 31, 2026 (unaudited)

Portfolio footnotes—(concluded)

5  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6  Floating or variable rate securities. The rates disclosed are as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

7  Rate shown reflects yield at January 31, 2026.

See accompanying notes to financial statements.

PACE Global Real Estate Securities Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—99.0%
Australia—11.3%
Charter Hall Group	62,307	$998,346
Goodman Group[1]	107,199	2,293,935
GPT Group	264,409	974,001
National Storage REIT	205,151	394,285
Scentre Group	480,840	1,366,119
		6,026,686
Belgium—1.7%
Shurgard Self Storage Ltd.	24,716	896,491
France—3.3%
Klepierre SA	13,761	529,148
Unibail-Rodamco-Westfield*	11,221	1,236,975
		1,766,123
Germany—1.3%
Vonovia SE	22,759	663,913
Hong Kong—2.0%
Hongkong Land Holdings Ltd.	53,200	451,668
Swire Properties Ltd.	208,200	632,161
		1,083,829
Japan—12.6%
Industrial & Infrastructure Fund Investment Corp.[1]	404	391,052
Invincible Investment Corp.	824	348,214
Japan Metropolitan Fund Invest	1,066	838,280
KDX Realty Investment Corp.	597	645,374
Mitsubishi Estate Co. Ltd.	56,100	1,428,237
Mitsui Fudosan Accommodations Fund, Inc.	451	403,032
Mitsui Fudosan Co. Ltd.	127,700	1,458,450
Nippon Building Fund, Inc.[1]	993	920,752
Star Asia Investment Corp.[1]	809	313,647
		6,747,038
Singapore—0.7%
Parkway Life Real Estate Investment Trust	116,300	373,009
United Kingdom—5.3%
Big Yellow Group PLC	41,527	585,282
Derwent London PLC	11,646	306,286
Grainger PLC	288,992	767,158
Segro PLC	114,267	1,186,127
		2,844,853
United States—60.8%
Acadia Realty Trust[1]	46,826	936,988
American Homes 4 Rent, Class A	34,118	1,068,576
Americold Realty Trust, Inc.[1]	36,912	458,078
BXP, Inc.	12,545	811,285
Cousins Properties, Inc.	9,177	231,627
Digital Realty Trust, Inc.	11,062	1,835,739
DigitalBridge Group, Inc.	31,022	477,428
Douglas Emmett, Inc.	33,249	351,109
	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Equinix, Inc.	3,048	$2,502,195
Equity LifeStyle Properties, Inc.	19,835	1,252,977
Equity Residential	15,980	995,874
Essential Properties Realty Trust, Inc.[1]	22,759	690,963
Essex Property Trust, Inc.	3,503	882,301
Extra Space Storage, Inc.	11,508	1,587,759
Federal Realty Investment Trust	9,962	1,007,756
Healthcare Realty Trust, Inc.	73,815	1,239,354
Highwoods Properties, Inc.	32,713	845,631
Kimco Realty Corp.	50,246	1,059,186
Lamar Advertising Co., Class A	7,895	1,013,007
Mid-America Apartment Communities, Inc.	7,339	985,628
NNN REIT, Inc.	20,577	857,443
Prologis, Inc.	33,843	4,418,542
Regency Centers Corp.	11,074	806,962
Rexford Industrial Realty, Inc.	20,620	835,729
Ryman Hospitality Properties, Inc.	7,407	701,443
Simon Property Group, Inc.	10,613	2,030,373
Sunstone Hotel Investors, Inc.	61,084	535,707
Ventas, Inc.	26,935	2,092,041
		32,511,701
Total common stocks (cost—$51,477,437)		52,913,643
	Face amount
U.S. government agency obligations—1.1%
United States—1.1%
Federal Home Loan Bank Discount Notes, 3.570%, due 02/02/262 (cost—$601,941)	602,000	601,942
	Number of shares
Short-term investments—0.0%†
Investment companies—0.0%†
State Street Institutional U.S. Government Money Market Fund, 3.650%[3] (cost—$555)	555	555
Investment of cash collateral from securities loaned—7.4%
Money market funds—7.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.688%[3] (cost—$3,958,696)	3,958,696	3,958,696
Total investments—107.5% (cost—$56,038,629)		57,474,836
Liabilities in excess of other assets—(7.5)%		(4,031,651)
Net assets—100.0%		$53,443,185

PACE Global Real Estate Securities Investments

Portfolio of investments—January 31, 2026 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$52,913,643	$—	$—	$52,913,643
U.S. government agency obligations	—	601,942	—	601,942
Short-term investments	555	—	—	555
Investment of cash collateral from securities loaned	3,958,696	—	—	3,958,696
Total	$56,872,894	$601,942	$—	$57,474,836

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown is the discount rate at the date of purchase unless otherwise noted.

3  Rate shown reflects yield at January 31, 2026.

See accompanying notes to financial statements.

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—32.8%
Australia—0.0%†
Cochlear Ltd.	11	$2,061
Coles Group Ltd.	92	1,363
CSL Ltd.	25	3,158
Goodman Group	1,679	35,929
REA Group Ltd.	50	6,607
Rio Tinto PLC	59	5,440
Westpac Banking Corp.	190	5,136
		59,694
Austria—0.0%†
Erste Group Bank AG	20	2,596
Belgium—0.0%†
Elia Group SA	184	26,674
Groupe Bruxelles Lambert NV	16	1,516
KBC Group NV	15	2,114
		30,304
Brazil—0.0%†
Cosan SA*	669	750
Burkina Faso—0.1%
IAMGOLD Corp.*	7,040	127,987
Cameroon—0.3%
Golar LNG Ltd.	17,528	711,462
Canada—11.0%
ADENTRA, Inc.[1]	32,210	856,316
Advantage Energy Ltd.*,1	148,050	1,197,099
Anaergia, Inc.*	63,540	106,394
Bank of Nova Scotia	68	5,084
Baytex Energy Corp.	70,260	242,516
Black Diamond Group Ltd.[1]	140,410	1,701,439
Boralex, Inc., Class A	51	946
Boyd Group, Inc.[1]	6,740	1,104,664
Brookfield Business Partners LP1	53,822	1,884,846
Brookfield Corp.[1]	13,625	620,619
Brookfield Infrastructure Partners LP1	13,890	502,124
Brookfield Renewable Partners LP	7,582	226,182
CAE, Inc.*	1,240	39,741
CAE, Inc.*,1	79,835	2,557,913
Cenovus Energy, Inc.[1]	42,330	834,748
CGI, Inc.[1]	7,700	659,927
Chartwell Retirement Residences[1]	112,378	1,668,772
Coveo Solutions, Inc.*	23,670	106,038
Dollarama, Inc.	381	51,345
Enerflex Ltd.[1]	54,970	1,008,850
Equinox Gold Corp.*,1	22,150	316,745
European Residential Real Estate Investment Trust	1,190,173	1,022,658
Extendicare, Inc.[1]	98,070	1,670,211
Extendicare, Inc.*,2	9,900	136,687
Finning International, Inc.[1]	4,790	300,384
First Capital Real Estate Investment Trust[1]	16,380	238,064
George Weston Ltd.[1]	27,880	1,944,526
Gildan Activewear, Inc.[1]	8,820	573,124
Gildan Activewear, Inc.	22	1,429
	Number of shares	Value
Common stocks—(continued)
Canada—(concluded)
Headwater Exploration, Inc.[1]	60,260	$486,806
Hudbay Minerals, Inc.	10,490	248,403
Hydro One Ltd.[3]	258	10,200
Kelt Exploration Ltd.*	80,080	458,726
Keyera Corp.[1]	47,220	1,599,026
Northwest Healthcare Properties Real Estate Investment Trust[1]	98,980	406,344
Pembina Pipeline Corp.[1]	12,340	513,097
Premium Brands Holdings Corp.[1]	47,770	3,283,716
Primaris Real Estate Investment Trust[1]	36,560	444,364
RB Global, Inc.[1]	7,070	802,940
Royal Bank of Canada	120	19,980
Shopify, Inc., Class A*	63	8,267
TELUS Corp.	73	1,019
West Fraser Timber Co. Ltd.	98	6,693
WSP Global, Inc.	210	40,597
		29,909,569
China—0.1%
China Petroleum & Chemical Corp., Class H	309,323	213,023
Tencent Holdings Ltd.	1,079	83,700
		296,723
Denmark—0.0%†
Danske Bank AS	407	20,769
DSV AS	128	35,940
Netcompany Group AS*,3	213	11,244
Novo Nordisk AS, Class B	526	30,853
		98,806
Faeroe Islands—0.0%†
Bakkafrost P	129	6,218
France—0.0%†
Arkema SA	14	844
Dassault Aviation SA	49	18,575
Engie SA	68	2,023
Gaztransport Et Technigaz SA	63	13,554
Hermes International SCA	7	16,836
LVMH Moet Hennessy Louis Vuitton SE	15	9,724
SCOR SE	44	1,434
Veolia Environnement SA	37	1,387
		64,377
Germany—0.1%
adidas AG	73	12,906
Bayer AG, Registered Shares	103	5,440
Deutsche Boerse AG	6	1,517
E.ON SE	1,452	30,748
Rheinmetall AG	31	65,463
RWE AG	34	2,157
SAP SE	76	15,365
Siemens AG, Registered Shares	38	11,545
		145,141
Hong Kong—0.0%†
AIA Group Ltd.	582	6,731

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Ireland—0.0%†
Bank of Ireland Group PLC	123	$2,500
Kingspan Group PLC	341	29,709
		32,209
Italy—0.0%†
Brunello Cucinelli SpA	11	1,051
Enel SpA	415	4,579
Prysmian SpA	552	65,726
Terna—Rete Elettrica Nazionale	1,682	18,195
UniCredit SpA	72	6,268
		95,819
Japan—0.6%
Capcom Co. Ltd.	47	1,195
Daiichi Sankyo Co. Ltd.	689	12,626
Daikin Industries Ltd.	12	1,441
Disco Corp.	4	1,711
Fast Retailing Co. Ltd.	103	39,134
Fujikura Ltd.	1,545	195,371
IHI Corp.	13,231	305,041
ITOCHU Corp.	325	4,139
Itochu Enex Co. Ltd.	1,018	12,577
KDDI Corp.	169	2,846
Mitsubishi Electric Corp.	24,721	771,533
MS&AD Insurance Group Holdings, Inc.	48	1,220
NIDEC Corp.	15,919	226,915
Nintendo Co. Ltd.	262	17,023
Niterra Co. Ltd.	39	1,701
Panasonic Holdings Corp.	117	1,601
Recruit Holdings Co. Ltd.	452	23,657
Sompo Holdings, Inc.	44	1,511
Sony Financial Group, Inc.*	2,431	2,443
Sony Group Corp.	2,431	54,256
Sumitomo Mitsui Financial Group, Inc.	199	7,036
Tohoku Electric Power Co., Inc.	144	1,038
Tokio Marine Holdings, Inc.	97	3,590
Toyota Tsusho Corp.	68	2,463
Unicharm Corp.	3,009	18,265
		1,710,333
Netherlands—0.0%†
Adyen NV*,3	1	1,486
ASM International NV	2	1,683
BE Semiconductor Industries NV	66	12,869
NXP Semiconductors NV	14	3,166
SBM Offshore NV	609	21,815
Wolters Kluwer NV	7	654
		41,673
Norway—0.0%†
Aker Solutions ASA	3,502	12,764
Mowi ASA	606	13,931
Salmar ASA	93	5,533
TOMRA Systems ASA	79	1,051
		33,279
	Number of shares	Value
Common stocks—(continued)
Spain—0.1%
Amadeus IT Group SA	28	$1,879
Banco Santander SA	6,670	85,230
EDP Renovaveis SA	176	2,670
Iberdrola SA	1,171	26,269
Iberdrola SA*	16	359
Industria de Diseno Textil SA	54	3,520
		119,927
Sweden—0.0%†
Assa Abloy AB, Class B	35	1,414
Atlas Copco AB, Class A	137	2,826
Atlas Copco AB, Class B	81	1,456
EQT AB	37	1,404
Nibe Industrier AB, Class B	515	1,972
Saab AB, Class B	1,120	87,173
		96,245
Switzerland—0.0%†
Kuehne & Nagel International AG, Registered Shares	5	1,156
Schindler Holding AG	4	1,543
Zurich Insurance Group AG	7	4,971
		7,670
Taiwan—0.0%†
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	134	44,295
United Kingdom—0.1%
3i Group PLC	31	1,421
Ashtead Group PLC	14	898
AstraZeneca PLC	80	14,888
Autotrader Group PLC[3]	104	766
Barclays PLC	458	3,047
Compass Group PLC	638	19,093
Computacenter PLC	38	1,730
Future PLC	793	5,876
HSBC Holdings PLC	1,917	33,718
ICG PLC	40	993
JD Sports Fashion PLC	8,898	9,957
Lloyds Banking Group PLC	1,935	2,885
London Stock Exchange Group PLC	24	2,667
NatWest Group PLC	211	1,920
Reckitt Benckiser Group PLC	22	1,834
RELX PLC	96	3,388
Rightmove PLC	132	893
Savills PLC	785	11,579
Segro PLC	115	1,194
Softcat PLC	55	1,076
SSE PLC	696	23,066
Standard Chartered PLC	2,049	52,206
Unilever PLC	117	7,910
UNITE Group PLC	102	790
		203,795

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—20.4%
Abbott Laboratories	92	$10,056
AbbVie, Inc.	160	35,682
ABIOMED, Inc.*,2	42	70
Accenture PLC, Class A	49	12,918
Adobe, Inc.*	33	9,677
Advanced Micro Devices, Inc.*	123	29,118
AES Corp.	7,248	106,183
Airbnb, Inc., Class A*	189	24,451
Akamai Technologies, Inc.*	9,808	952,847
Albemarle Corp.	600	102,378
Alliant Energy Corp.	102	6,723
Allstate Corp.	14	2,786
Alphabet, Inc., Class C	385	130,334
Alphabet, Inc., Class A	449	151,762
Amazon.com, Inc.*	764	182,825
Amcor PLC	10,099	446,881
Ameren Corp.	468	48,335
American Electric Power Co., Inc.	151	18,086
American Express Co.	1,917	675,110
American Water Works Co., Inc.	8	1,033
AMETEK, Inc.	202	45,244
Amgen, Inc.	28	9,573
Amrize Ltd.*	27	1,416
Amrize Ltd.*	4,190	220,478
Aon PLC, Class A	110	38,460
Apple, Inc.	1,170	303,592
Applied Materials, Inc.	126	40,612
AptarGroup, Inc.	145	18,118
Arch Capital Group Ltd.*	393	37,744
ARES Management Corp., Class A	105	15,715
Array Technologies, Inc.*	14,269	161,596
Arthur J Gallagher & Co.	73	18,204
AT&T, Inc.	359	9,409
Autodesk, Inc.*	107	27,057
Automatic Data Processing, Inc.	21	5,183
AutoZone, Inc.*	7	25,930
Axcelis Technologies, Inc.*	4,661	410,494
Baker Hughes Co.	871	48,811
Bank of America Corp.	540	28,728
Bill Holdings, Inc.*	1,444	62,337
Blackrock, Inc.	29	32,449
Blackstone, Inc.	37	5,270
Boeing Co.*	2,155	503,667
Booz Allen Hamilton Holding Corp.	7	619
Boston Scientific Corp.*	385	36,009
Braze, Inc., Class A*	20,946	436,096
Bristol-Myers Squibb Co.	110	6,056
Broadcom, Inc.	465	154,054
Broadridge Financial Solutions, Inc.	5	986
Builders FirstSource, Inc.*	2,467	282,225
Cadence Design Systems, Inc.*	14	4,149
Cardinal Health, Inc.	601	129,143
Carrier Global Corp.	2,331	138,881
Carvana Co.*	3,755	1,506,168
Caterpillar, Inc.	799	525,231
Celsius Holdings, Inc.*	37	1,942
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Cencora, Inc.	446	$160,212
Centene Corp.*	19	823
CH Robinson Worldwide, Inc.	595	115,995
Chipotle Mexican Grill, Inc.*	441	17,142
Church & Dwight Co., Inc.	115	11,069
Cigna Group	75	20,558
Cisco Systems, Inc.	309	24,201
Citigroup, Inc.	98	11,340
Cleveland-Cliffs, Inc.*	16,756	230,563
CME Group, Inc.	18	5,203
CNX Resources Corp.*	645	25,026
Coherent Corp.*	3,233	685,978
Colgate-Palmolive Co.	82	7,404
Comcast Corp., Class A	14,762	439,169
Commercial Metals Co.	13,907	1,069,031
Compass, Inc., Class A*	513	6,423
Consolidated Edison, Inc.	185	19,727
Constellation Energy Corp.	3,443	966,381
Corpay, Inc.*	98	30,834
Costco Wholesale Corp.	41	38,550
CRH PLC[2]	77	9,363
CRH PLC[1,2]	23,540	2,881,531
CVS Health Corp.	68	5,067
Danaher Corp.	162	35,460
Deckers Outdoor Corp.*	70	8,354
Dover Corp.	2,082	419,502
DR Horton, Inc.	124	18,456
DraftKings, Inc., Class A*	280	7,703
Duke Energy Corp.	64	7,766
Edison International	2,399	149,410
Edwards Lifesciences Corp.*	51	4,149
Elastic NV*	16,608	1,094,965
Elevance Health, Inc.	48	16,596
Eli Lilly & Co.	94	97,492
Emerson Electric Co.	215	31,596
Enovix Corp.*	33,343	220,731
Entergy Corp.	8,098	776,517
EQT Corp.	9,449	545,491
Equifax, Inc.	4	806
Estee Lauder Cos., Inc., Class A	14	1,614
Evergy, Inc.	218	16,727
Eversource Energy	199	13,757
Expand Energy Corp.	4,707	529,114
Experian PLC	29	1,094
FactSet Research Systems, Inc.	2	509
Fair Isaac Corp.*	7	10,242
Fifth Third Bancorp	3,470	174,263
First Solar, Inc.*	744	167,787
FirstEnergy Corp.	17,039	806,626
Fiserv, Inc.*	254	16,187
Five9, Inc.*	715	12,627
Flex Ltd.*	6,040	380,762
Fortinet, Inc.*	33	2,682
Franklin Resources, Inc.	19,894	529,578
Goldman Sachs Group, Inc.	16	14,967
Healthcare Realty Trust, Inc.	75,910	1,274,529

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Hecla Mining Co.	1,933	$43,531
Holcim AG	27	2,778
HubSpot, Inc.*	2	560
Humana, Inc.	4	781
Huntington Ingalls Industries, Inc.	1,776	746,826
Illumina, Inc.*	15	2,172
Ingersoll Rand, Inc.	381	32,800
Installed Building Products, Inc.	350	100,849
Insulet Corp.*	79	20,209
Interactive Brokers Group, Inc., Class A	641	47,998
Intercontinental Exchange, Inc.	30	5,213
International Business Machines Corp.	67	20,549
International Flavors & Fragrances, Inc.	12,003	837,929
Intuit, Inc.	14	6,985
Intuitive Machines, Inc.*	400	7,596
Johnson & Johnson	212	48,177
Johnson Controls International PLC	2,941	350,744
JPMorgan Chase & Co.	368	112,568
KB Home	14	806
Keysight Technologies, Inc.*	1,030	222,820
Kinder Morgan, Inc.	45,422	1,384,917
KLA Corp.	7	9,996
Knight-Swift Transportation Holdings, Inc.[1]	8,900	490,390
Kroger Co.	531	33,373
Lam Research Corp.	70	16,342
Lantheus Holdings, Inc.*	173	11,577
Las Vegas Sands Corp.	12,315	649,370
Lennar Corp., Class A	115	12,575
Linde PLC	101	46,154
Lowe's Cos., Inc.	29	7,745
Marsh & McLennan Cos., Inc.	26	4,893
MasTec, Inc.*	4,899	1,178,112
Mastercard, Inc., Class A	128	68,965
Match Group, Inc.	449	13,986
McDonald's Corp.	54	17,010
McKesson Corp.	182	151,280
Merck & Co., Inc.	228	25,142
Meta Platforms, Inc., Class A	182	130,403
Mettler-Toledo International, Inc.*	9	12,359
Microchip Technology, Inc.	20	1,518
Micron Technology, Inc.	247	102,475
Microsoft Corp.	569	244,835
Millrose Properties, Inc.	58	1,728
Monster Beverage Corp.*	585	47,245
Morgan Stanley	176	32,173
MSCI, Inc.	19	11,575
Nestle SA, Registered Shares	137	13,013
Netflix, Inc.*	10,457	873,055
Newmont Corp.[2]	36	4,045
NextEra Energy, Inc.	10,421	916,006
NIKE, Inc., Class B	63	3,894
Novanta, Inc.*	7	942
Novartis AG, Registered Shares	105	15,568
nVent Electric PLC	315	35,362
NVIDIA Corp.	1,946	371,939
Oceaneering International, Inc.*	389	11,709
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Okta, Inc.*	12	$1,014
Old Dominion Freight Line, Inc.[1]	850	147,220
Omnicom Group, Inc.	11	847
ON Semiconductor Corp.*	16,901	1,012,201
Oracle Corp.	216	35,549
Pacira BioSciences, Inc.*	226	4,642
PagerDuty, Inc.*	4,594	48,696
Palo Alto Networks, Inc.*	184	32,562
Parsons Corp.*	5,981	419,029
Paychex, Inc.	17	1,753
PayPal Holdings, Inc.	67	3,530
Pebblebrook Hotel Trust	57,097	652,048
Penn Entertainment, Inc.*	145,627	1,869,851
PepsiCo, Inc.	144	22,123
PG&E Corp.	21,377	329,633
Primo Brands Corp.	23,108	437,666
Procter & Gamble Co.	311	47,200
Progressive Corp.	204	42,432
Prologis, Inc.	49	6,397
PTC, Inc.*	56	8,743
Public Storage	20	5,524
PulteGroup, Inc.	9	1,126
QUALCOMM, Inc.	84	12,734
Regions Financial Corp.	6,940	197,790
Republic Services, Inc.	211	45,384
RH*	9,151	1,819,493
ROBLOX Corp., Class A*	20	1,315
Roche Holding AG	37	16,785
Rocket Cos., Inc., Class A	69,545	1,246,942
Roper Technologies, Inc.	83	30,812
Royal Gold, Inc.	168	44,236
S&P Global, Inc.	62	32,723
Salesforce, Inc.	67	14,223
Sanofi SA	59	5,539
Schneider Electric SE	103	29,583
Sempra	225	19,577
SentinelOne, Inc., Class A*	107,880	1,508,162
ServiceNow, Inc.*	50	5,851
Shake Shack, Inc., Class A*	5,180	458,793
Shift4 Payments, Inc., Class A*	6,896	407,140
Signet Jewelers Ltd.	13,993	1,291,134
SLB Ltd.	768	37,156
SolarEdge Technologies, Inc.*	8,193	253,573
Sonoco Products Co.	10,115	485,520
Southern Co.	212	18,934
Southwest Airlines Co.	5,229	248,482
Spotify Technology SA*	7	3,502
Sprouts Farmers Market, Inc.*	190	13,473
Starbucks Corp.	59	5,425
Stellantis NV	56,004	550,060
Sunococorp LLC*	125	6,703
Super Micro Computer, Inc.*	28	815
Swiss Re AG	9	1,437
Synopsys, Inc.*	1	465
Take-Two Interactive Software, Inc.*	98	21,589
Teledyne Technologies, Inc.*	2	1,241

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Telephone & Data Systems, Inc.	15,346	$692,565
Tesla, Inc.*	216	92,969
Thermo Fisher Scientific, Inc.	78	45,132
TJX Cos., Inc.	164	24,569
T-Mobile U.S., Inc.	28	5,522
TopBuild Corp.*	280	131,054
Trade Desk, Inc., Class A*	22	667
Trane Technologies PLC	119	50,049
Travelers Cos., Inc.	176	50,074
Tyler Technologies, Inc.*	2	739
Uber Technologies, Inc.*	577	46,189
UL Solutions, Inc., Class A	5,471	384,228
Under Armour, Inc., Class A*	53,945	332,841
UnitedHealth Group, Inc.	81	23,241
Unity Software, Inc.*	32,727	952,356
Verisk Analytics, Inc.	100	21,746
Verizon Communications, Inc.	47,018	2,093,241
Versant Media Group, Inc.*	8	261
Visa, Inc., Class A	239	76,917
Vital Farms, Inc.*	678	19,289
Voya Financial, Inc.	14	1,073
Walmart, Inc.	1,118	133,199
Walt Disney Co.	148	16,694
Waste Connections, Inc.	154	25,764
Waste Management, Inc.	91	20,224
WEC Energy Group, Inc.	235	26,007
WEX, Inc.*	137	21,084
Williams Cos., Inc.	7,014	471,762
Wolfspeed, Inc.*	47,426	742,691
Workday, Inc., Class A*	11	1,932
Wynn Resorts Ltd.	17,243	1,852,760
Xcel Energy, Inc.	12,112	921,239
Ziff Davis, Inc.*	1,039	39,711
		55,256,278
Total common stocks (cost—$82,863,508)		89,101,881
Exchange traded funds—0.8%
iShares GSCI Commodity Dynamic Roll Strategy ETF (cost—$1,884,166)	74,107	2,032,318
Investment companies—7.1%
AQR Style Premia Alternative Fund, Class I	593,919	5,279,937
Carillon Reams Unconstrained Bond Fund, Class I	1,105,062	14,012,186
Total investment companies (cost—$18,384,757)		19,292,123
	Number of warrants
Warrants—0.0%†
United States—0.0%†
GameStop Corp. expires 10/30/26*,1	385	1,501
Opendoor Technologies, Inc. expires 11/20/26*,1	30	26
Opendoor Technologies, Inc. expires 11/20/26*,1	30	14
	Number of shares		Value
Warrants—(concluded)
United States—(concluded)
Opendoor Technologies, Inc. expires 11/20/26*,1		30	$12
Total warrants (cost—$0)			1,553
	Face amount[4]
Corporate bonds—45.0%
Australia—2.0%
IREN Ltd.
Series 33, 1.000%, due 06/01/33[1,3]		15,000	18,337
3.250%, due 06/15/30[1]		287,000	961,450
Series IREN, 3.500%, due 12/15/29[1,3]		1,123,000	4,581,840
			5,561,627
Brazil—0.1%
Gol Finance, Inc. 14.375%, due 06/06/30[1,3]		152,220	157,167
Canada—0.4%
B2Gold Corp. 2.750%, due 02/01/30[1,3]		72,000	122,844
Equinox Gold Corp. 4.750%, due 10/15/28[1]		116,000	268,023
Fortuna Mining Corp. 3.750%, due 06/30/29[1]		73,000	118,156
McEwen, Inc. 5.250%, due 08/15/30[1,3]		29,000	67,148
Premium Brands Holdings Corp. 5.500%, due 12/31/32[1]	CAD	138,000	102,949
SSR Mining, Inc. 2.500%, due 04/01/39[1]		116,000	153,264
StorageVault Canada, Inc. 5.000%, due 03/31/28[1,3]	CAD	298,000	219,749
Vizsla Silver Corp. 5.000%, due 01/15/31[1,3]		48,000	60,254
			1,112,387
China—1.5%
Alibaba Group Holding Ltd. 0.500%, due 06/01/31[1]		450,000	788,395
H World Group Ltd. 3.000%, due 05/01/26[1]		685,000	877,793
indie Semiconductor, Inc. 3.500%, due 12/15/29[1,3]		112,000	126,071
4.500%, due 11/15/27[1,3]		236,000	245,546
JD.com, Inc. 0.250%, due 06/01/29[1]		58,000	58,290
Lenovo Group Ltd. 2.500%, due 08/26/29[5]		317,000	380,575
Li Auto, Inc. 0.250%, due 05/01/28		292,000	289,634
Ping An Insurance Group Co. of China Ltd. 0.875%, due 07/22/29[1,5]		600,000	1,079,826

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[4]		Value
Corporate bonds—(continued)
China—(concluded)
Silvercorp Metals, Inc. 4.750%, due 12/15/29[1]		77,000	$188,315
Trip.com Group Ltd. 0.750%, due 06/15/29[1]		73,000	81,919
			4,116,364
Colombia—0.0%†
ABRA Global Finance 6.000% Cash and 8.000% PIK 14.000%, due 10/22/29[1,3,6]		114,043	119,032
Denmark—0.0%†
Ascendis Pharma AS 2.250%, due 04/01/28[1]		11,000	16,281
Israel—0.5%
Camtek Ltd. 0.000%, due 09/15/30[3,7]		156,000	230,924
Check Point Software Technologies Ltd. 0.000%, due 12/15/30[3,7]		522,000	510,538
Wix.com Ltd. 0.000%, due 09/15/30[1,3,7]		703,000	606,774
			1,348,236
Netherlands—1.2%
Nebius Group NV 2.000%, due 06/05/29[1,3]		747,000	1,374,480
3.000%, due 06/05/31[1,3]		894,000	1,613,536
Pharming Group NV 4.500%, due 04/25/29[1,5]	EUR	100,000	188,470
			3,176,486
United States—39.3%
A10 Networks, Inc. 2.750%, due 04/01/30[1,3]		38,000	39,115
ADTRAN Holdings, Inc. 3.750%, due 09/15/30[1,3]		15,000	16,801
Affirm Holdings, Inc. 0.000%, due 11/15/26[1,7]		749,000	722,353
0.750%, due 12/15/29[1]		535,000	549,836
Akamai Technologies, Inc. 0.250%, due 05/15/33[1,3]		291,000	349,983
0.375%, due 09/01/27[1]		434,000	463,299
1.125%, due 02/15/29[1]		515,000	539,071
Alnylam Pharmaceuticals, Inc. 0.000%, due 09/15/28[1,3,7]		88,000	81,764
Alphatec Holdings, Inc. 0.750%, due 08/01/26[1]		274,000	283,278
0.750%, due 03/15/30[1,3]		36,000	43,740
Amphastar Pharmaceuticals, Inc. 2.000%, due 03/15/29[1]		39,000	36,439
ANI Pharmaceuticals, Inc. 2.250%, due 09/01/29[1]		38,000	49,170
Applied Digital Corp. 2.750%, due 06/01/30[1]		454,000	1,634,400
Applied Optoelectronics, Inc. 2.750%, due 01/15/30[1]		13,000	18,037
	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
Array Technologies, Inc. 1.000%, due 12/01/28	522,000	$505,117
2.875%, due 07/01/31[3]	51,000	85,693
Arrowhead Pharmaceuticals, Inc. 0.000%, due 01/15/32[7]	295,000	332,170
AST SpaceMobile, Inc. 2.375%, due 10/15/32[3]	144,000	261,203
4.250%, due 03/01/32[1,3]	143,000	609,545
Astronics Corp. 0.000%, due 01/15/31[1,3,7]	164,000	248,160
Avnet, Inc. 1.750%, due 09/01/30[3]	38,000	41,096
Bentley Systems, Inc. 0.375%, due 07/01/27	162,000	154,912
Bill Holdings, Inc. 0.000%, due 04/01/27[1,7]	54,000	51,405
0.000%, due 04/01/30[7]	947,000	849,488
BioMarin Pharmaceutical, Inc. 1.250%, due 05/15/27[1]	873,000	846,810
Bitdeer Technologies Group 4.000%, due 11/15/31[1,3]	175,000	181,690
BlackLine, Inc. 1.000%, due 06/01/29[1]	362,000	359,394
Block, Inc. 0.250%, due 11/01/27	147,000	135,327
Bloom Energy Corp. 3.000%, due 06/01/28[1]	523,000	4,215,380
3.000%, due 06/01/29[1]	556,000	4,058,800
Box, Inc. 1.500%, due 09/15/29[1]	363,000	340,590
Bridgebio Pharma, Inc. 2.500%, due 03/15/27[1]	668,000	1,239,320
Callaway Golf Co. 2.750%, due 05/01/26	219,000	221,659
Cheesecake Factory, Inc. 0.375%, due 06/15/26[1]	80,000	79,570
2.000%, due 03/15/30[1,3]	74,000	77,524
Cipher Mining, Inc. 0.000%, due 10/01/31[1,3,7]	509,000	642,465
1.750%, due 05/15/30[1]	194,000	725,560
Cleanspark, Inc. 0.000%, due 06/15/30[7]	15,000	17,192
0.000%, due 02/15/32[3,7]	15,000	12,562
Cloudflare, Inc. 0.000%, due 08/15/26[1,7]	161,000	175,598
0.000%, due 06/15/30[1,3,7]	385,000	400,773
Cohu, Inc. 1.500%, due 01/15/31[1,3]	145,000	185,688
Coinbase Global, Inc. 0.000%, due 10/01/29[1,3,7]	38,000	33,990
0.250%, due 04/01/30[1]	15,000	14,566
0.500%, due 06/01/26[1]	326,000	322,803
Collegium Pharmaceutical, Inc. 2.875%, due 02/15/29[1]	37,000	52,521
Commvault Systems, Inc. 0.000%, due 09/15/30[3,7]	29,000	24,278

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
Compass, Inc. 0.250%, due 04/15/31[3]	551,000	$587,542
CONMED Corp. 2.250%, due 06/15/27[1]	1,000,000	969,999
Core Scientific, Inc. 0.000%, due 06/15/31[1,3,7]	290,000	335,840
3.000%, due 09/01/29[1,3]	652,000	1,184,867
CoreWeave, Inc. 1.750%, due 12/01/31[1,3]	203,000	231,844
CorMedix, Inc. 4.000%, due 08/01/30[1,3]	226,000	223,612
Danimer Scientific, Inc. 0.000%, due 12/15/26[2,3]	265,000	795
Datadog, Inc. 0.000%, due 12/01/29[7]	299,000	291,962
Dexcom, Inc. 0.375%, due 05/15/28[1]	599,000	556,506
DigitalOcean Holdings, Inc. 0.000%, due 12/01/26[1,7]	273,000	262,261
0.000%, due 08/15/30[1,3,7]	40,000	63,115
DoorDash, Inc. 0.000%, due 05/15/30[3,7]	724,000	718,571
DraftKings Holdings, Inc. 0.000%, due 03/15/28[1,7]	537,000	483,415
Dropbox, Inc. 0.000%, due 03/01/28[1,7]	891,000	880,866
Duke Energy Corp. 4.125%, due 04/15/26[1]	441,000	457,463
Encore Capital Group, Inc. 4.000%, due 03/15/29[1]	418,000	465,493
Enovis Corp. 3.875%, due 10/15/28[1]	345,000	333,564
Enphase Energy, Inc. 0.000%, due 03/01/28[1,7]	62,000	54,601
Envista Holdings Corp. 1.750%, due 08/15/28	241,000	232,136
Eos Energy Enterprises, Inc. 1.750%, due 12/01/31[1,3]	245,000	288,042
6.750%, due 06/15/30[1,3]	188,000	571,159
Etsy, Inc. 0.125%, due 09/01/27[1]	245,000	228,898
0.250%, due 06/15/28[1]	894,000	795,981
1.000%, due 06/15/30[3]	29,000	28,729
Euronet Worldwide, Inc. 0.625%, due 10/01/30[1,3]	365,000	325,821
Evergy, Inc. 4.500%, due 12/15/27[1]	854,000	1,079,371
Exact Sciences Corp. 0.375%, due 03/01/28[1]	1,018,000	1,051,034
Fastly, Inc. 0.000%, due 12/15/30[3,7]	38,000	36,238
Five9, Inc. 1.000%, due 03/15/29[1]	632,000	567,328
Fluor Corp. 1.125%, due 08/15/29[1]	504,000	619,860
	Face amount[4]		Value
Corporate bonds—(continued)
United States—(continued)
Ford Motor Co. 0.000%, due 03/15/26[7]		511,000	$541,404
Galaxy Digital Holdings LP 2.500%, due 12/01/29[1,3]		500,000	747,360
3.000%, due 12/15/26[1,3]		500,000	580,110
GameStop Corp. 0.000%, due 04/01/30[1,3,7]		15,000	16,062
0.000%, due 06/15/32[1,3,7]		464,000	499,974
Granite Construction, Inc. 3.750%, due 05/15/28[1]		399,000	1,051,485
Greenbrier Cos., Inc. 2.875%, due 04/15/28[1]		314,000	355,062
Guardant Health, Inc. 0.000%, due 11/15/27[1,7]		967,000	1,075,952
1.250%, due 02/15/31[1]		31,000	61,640
Guidewire Software, Inc. 1.250%, due 11/01/29[1]		689,000	664,002
Haemonetics Corp. 2.500%, due 06/01/29[1]		358,000	350,505
Halozyme Therapeutics, Inc. 0.000%, due 02/15/31[3,7]		73,000	74,872
HAT Holdings I LLC/HAT Holdings II LLC 3.750%, due 08/15/28[1,3]		38,000	51,098
Herbalife Ltd. 4.250%, due 06/15/28[1]		106,000	137,053
Hims & Hers Health, Inc. 0.000%, due 05/15/30[1,3,7]		22,000	18,746
Impinj, Inc. 0.000%, due 09/15/29[3,7]		6,000	5,833
1.125%, due 05/15/27[1]		364,000	487,472
Inotiv, Inc. 3.250%, due 10/15/27[1]		298,000	66,944
InterDigital, Inc. 3.500%, due 06/01/27[1]		893,000	3,768,460
Intuitive Machines, Inc. 2.500%, due 10/01/30[3]		263,000	462,528
Ionis Pharmaceuticals, Inc. 0.000%, due 12/01/30[3,7]		203,000	223,328
1.750%, due 06/15/28		145,000	235,624
IRhythm Holdings, Inc. 1.500%, due 09/01/29[1]		7,000	8,786
Itron, Inc. 0.000%, due 03/15/26[7]		146,000	144,462
1.375%, due 07/15/30		518,000	553,255
JBT Marel Corp. 0.250%, due 05/15/26[1]		512,000	525,512
0.375%, due 09/15/30[3]		544,000	581,106
JPMorgan Chase & Co. 0.000%, due 01/28/41[7]	ZAR	4,400,000	63,686
Kite Realty Group LP 0.750%, due 04/01/27[1,3]		44,000	45,987
Lantheus Holdings, Inc. 2.625%, due 12/15/27[1]		357,000	407,091
LCI Industries 3.000%, due 03/01/30[3]		181,000	244,730

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
LeMaitre Vascular, Inc. 2.500%, due 02/01/30[1]	58,000	$58,657
Liberty Interactive LLC 3.750%, due 02/15/30[1]	955,000	57,146
4.000%, due 11/15/29[1]	161,000	10,553
Liberty Live Holdings, Inc. 2.375%, due 09/30/53[1,3]	761,000	1,118,670
Life360, Inc. 0.000%, due 06/01/30[3,7]	301,000	314,978
LivaNova PLC 2.500%, due 03/15/29[1]	584,000	693,494
Live Nation Entertainment, Inc. 2.875%, due 01/15/30[1]	15,000	15,958
3.125%, due 01/15/29	73,000	107,131
Lumentum Holdings, Inc. 0.500%, due 12/15/26[1]	877,000	3,462,194
Lyft, Inc. 0.000%, due 09/15/30[3,7]	252,000	263,227
0.625%, due 03/01/29	117,000	131,303
MARA Holdings, Inc. 0.000%, due 08/01/32[1,3,7]	45,000	33,134
Marriott Vacations Worldwide Corp. 3.250%, due 12/15/27[1]	126,000	120,585
Match Group Financeco 2, Inc. 0.875%, due 06/15/26[3]	131,000	128,566
Match Group Financeco 3, Inc. 2.000%, due 01/15/30[1,3]	740,000	665,072
MGP Ingredients, Inc. 1.875%, due 11/15/41[1]	523,000	505,075
Microchip Technology, Inc. 0.750%, due 06/01/30[1]	72,000	73,485
Mirion Technologies, Inc. 0.250%, due 06/01/30[1,3]	150,000	192,936
Mirum Pharmaceuticals, Inc. 4.000%, due 05/01/29[1]	531,000	1,754,074
Mitek Systems, Inc. 0.750%, due 02/01/26[1]	645,000	644,032
MKS, Inc. 1.250%, due 06/01/30[1]	152,000	257,094
NCL Corp. Ltd. 0.750%, due 09/15/30[1,3]	493,000	474,264
0.875%, due 04/15/30[1,3]	340,000	379,573
1.125%, due 02/15/27[1]	272,000	274,946
Nutanix, Inc. 0.250%, due 10/01/27[1]	61,000	62,365
0.500%, due 12/15/29[1]	219,000	197,960
Oddity Finance LLC 0.000%, due 06/15/30[1,3,7]	302,000	249,694
Omnicell, Inc. 1.000%, due 12/01/29[1]	76,000	85,596
ON Semiconductor Corp. 0.000%, due 05/01/27[1,7]	231,000	295,846
0.500%, due 03/01/29[1]	731,000	713,963
Opendoor Technologies, Inc. 7.000%, due 05/15/30[1,3]	101,000	359,560
	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
Oscar Health, Inc. 2.250%, due 09/01/30[3]	72,000	$71,998
OSI Systems, Inc. 0.500%, due 02/01/31[1,3]	548,000	545,701
2.250%, due 08/01/29[1]	238,000	350,281
Pacira BioSciences, Inc. 2.125%, due 05/15/29[1]	416,000	393,002
Pagaya Technologies Ltd. 6.125%, due 10/01/29[1]	267,000	447,935
PagerDuty, Inc. 1.500%, due 10/15/28[1]	522,000	484,996
PAR Technology Corp. 1.000%, due 01/15/30[1,3]	72,000	59,223
1.500%, due 10/15/27[1]	209,000	200,781
Parsons Corp. 2.625%, due 03/01/29[1]	368,000	394,191
Patrick Industries, Inc. 1.750%, due 12/01/28[1]	187,000	362,892
Pebblebrook Hotel Trust 1.750%, due 12/15/26[1]	87,000	84,165
Peloton Interactive, Inc. 5.500%, due 12/01/29[1]	405,000	625,271
Penguin Solutions, Inc. 2.000%, due 02/01/29[1]	339,000	391,677
2.000%, due 08/15/30[1]	354,000	365,905
PG&E Corp. 4.250%, due 12/01/27	146,000	148,695
Pitney Bowes, Inc. 1.500%, due 08/15/30[1,3]	115,000	113,042
Planet Labs PBC 0.500%, due 10/15/30[3]	182,000	408,110
Plug Power, Inc. 6.750%, due 12/01/33[3]	154,000	175,662
Porch Group, Inc. 6.750%, due 10/01/28[1,3]	360,000	363,604
Progress Software Corp. 1.000%, due 04/15/26	604,000	605,758
3.500%, due 03/01/30	37,000	37,072
PTC Therapeutics, Inc. 1.500%, due 09/15/26[1]	656,000	977,801
Q2 Holdings, Inc. 0.750%, due 06/01/26[1]	573,000	563,157
Rapid7, Inc. 0.250%, due 03/15/27[1]	584,000	552,640
RealReal, Inc. 4.000%, due 02/15/31[3]	281,000	449,962
Riot Platforms, Inc. 0.750%, due 01/15/30[1]	15,000	19,698
Rivian Automotive, Inc. 4.625%, due 03/15/29[1]	121,000	126,979
Rubrik, Inc. 0.000%, due 06/15/30[1,3,7]	702,000	628,988
Seagate HDD Cayman 3.500%, due 06/01/28[1]	850,000	4,198,022

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Face amount[4]	Value
Corporate bonds—(continued)
United States—(continued)
Semtech Corp. 0.000%, due 10/15/30[3,7]	152,000	$169,681
1.625%, due 11/01/27[1]	285,000	617,983
Shake Shack, Inc. 0.000%, due 03/01/28[1,7]	39,000	36,921
Shift4 Payments, Inc. 0.500%, due 08/01/27[1]	799,000	766,453
Sirius XM Holdings, Inc. 3.750%, due 03/15/28[1]	44,000	44,499
Snap, Inc. 0.000%, due 05/01/27[7]	58,000	54,597
0.125%, due 03/01/28[1]	420,000	380,791
Snowflake, Inc. 0.000%, due 10/01/27[1,7]	37,000	50,157
0.000%, due 10/01/29[7]	37,000	51,769
SoFi Technologies, Inc. 0.000%, due 10/15/26[1,3,7]	443,000	526,860
1.250%, due 03/15/29[1,3]	389,000	970,998
SolarEdge Technologies, Inc. 2.250%, due 07/01/29[1]	15,000	18,278
Solaris Energy Infrastructure, Inc. 0.250%, due 10/01/31[1]	265,000	331,218
4.750%, due 05/01/30[1]	513,000	1,142,507
Spectrum Brands, Inc. 3.375%, due 06/01/29	72,000	69,206
Stride, Inc. 1.125%, due 09/01/27[1]	807,000	1,347,537
Summit Hotel Properties, Inc. 1.500%, due 02/15/26[1]	738,000	727,985
Super Micro Computer, Inc. 0.000%, due 06/15/30[1,3,7]	384,000	328,575
2.250%, due 07/15/28[1,3]	347,000	334,450
3.500%, due 03/01/29[1]	138,000	126,052
Synaptics, Inc. 0.750%, due 12/01/31	44,000	49,378
Tandem Diabetes Care, Inc. 1.500%, due 03/15/29 Series 2024	442,000	443,901
Tempus AI, Inc. 0.750%, due 07/15/30[1,3]	15,000	16,290
Terawulf, Inc. 2.750%, due 02/01/30[1,3]	597,000	1,065,472
Tetra Tech, Inc. 2.250%, due 08/15/28[1]	141,000	162,955
TransMedics Group, Inc. 1.500%, due 06/01/28[1]	438,000	702,587
Travere Therapeutics, Inc. 2.250%, due 03/01/29	15,000	19,297
Uber Technologies, Inc. 0.000%, due 05/15/28[1,3,7]	400,000	398,659
UGI Corp. 5.000%, due 06/01/28	72,000	108,592
Unity Software, Inc. 0.000%, due 11/15/26[1,7]	283,000	267,996
	Face amount[4]	Value
Corporate bonds—(concluded)
United States—(concluded)
Upstart Holdings, Inc. 0.250%, due 08/15/26[1]	15,000	$14,258
2.000%, due 10/01/29[1]	231,000	277,119
Upwork, Inc. 0.250%, due 08/15/26[1]	526,000	510,527
Varonis Systems, Inc. 1.000%, due 09/15/29	526,000	488,466
Veeco Instruments, Inc. 2.875%, due 06/01/29[1]	38,000	49,916
Vertex, Inc. 0.750%, due 05/01/29[1]	38,000	35,341
Vishay Intertechnology, Inc. 2.250%, due 09/15/30[1]	325,000	326,362
Voyager Technologies, Inc. 0.750%, due 11/15/30[3]	210,000	261,217
Wayfair, Inc. 3.250%, due 09/15/27[1]	1,160,000	1,943,708
3.500%, due 11/15/28[1]	271,000	629,617
Western Digital Corp. 3.000%, due 11/15/28[1]	1,244,000	8,285,040
WisdomTree, Inc. 3.250%, due 08/15/29[1]	717,000	1,032,121
Workiva, Inc. 1.250%, due 08/15/28[1]	77,000	74,122
World Kinect Corp. 3.250%, due 07/01/28	196,000	221,066
Xometry, Inc. 0.750%, due 06/15/30[1,3]	273,000	400,551
1.000%, due 02/01/27[1]	500,000	605,115
Ziff Davis, Inc. 1.750%, due 11/01/26[1]	385,000	374,606
3.625%, due 03/01/28[1,3]	661,000	642,761
Zoetis, Inc. 0.250%, due 06/15/29[1,3]	616,000	623,472
Zscaler, Inc. 0.000%, due 07/15/28[1,3,7]	334,000	308,477
		106,591,022
Total corporate bonds (cost—$111,566,521)		122,198,602
Non-U.S. government agency obligations—0.8%
Mexico—0.8%
Mexico Bonos 8.500%, due March 02, 2028 (cost—$1,974,339)	36,870,000	2,147,967
U.S. treasury obligations—0.6%
United States—0.6%
U.S. Treasury Notes 4.000, due 03/31/30[1]	519,000	524,170
3.625, due 08/31/30[1]	1,004,000	997,646
Total U.S. treasury obligations (cost—$1,523,629)		1,521,816

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

		Number of shares	Value
Short term investments—44.4%
Investment companies—41.9%
State Street Institutional U.S. Government Money Market Fund, 3.650%[8] (cost—$113,569,430)		113,569,430	$113,569,430
		Face amount[4]
Short-term U.S. treasury obligations—2.5%
U.S. Treasury Bills 3.587%, due 07/09/26[8]		900,000	886,270
3.614%, due 05/05/26[8]		400,000	396,360
3.621%, due 02/05/26[8]		740,000	739,708
3.665%, due 05/26/26[8]		600,000	593,212
3.700%, due 03/05/26[8]		400,000	398,714
3.713%, due 03/12/26[8]		700,000	697,249
3.811%, due 03/31/26[8]		300,000	298,205
3.814%, due 03/24/26[8]		300,000	298,420
3.822%, due 03/24/26[8]		900,000	895,251
3.843%, due 03/24/26[8]		390,000	387,931
3.867%, due 02/05/26[8]		595,000	594,708
3.867%, due 02/19/26[8]		700,000	698,678
Total short-term U.S. treasury obligations (cost—$6,884,706)			6,884,706
	Number of contracts	Notional amount
Options purchased—0.0%†
Call options—0.0%†
3 Month Euro Euribor Futures, strike @98.125, expires 09/14/26 (Counterparty: MSCI) (cost—$10,035)	61	$5,986	9,490
Equity options purchased—0.4%
Call options—0.2%
B2Gold Corp., strike @5.000, expires 04/17/26 (Counterparty: MCM)	39	195	2,262
Bill Holdings, Inc., strike @50.000, expires 02/20/26 (Counterparty: WF)	7	350	1,435
Bridgebio Pharma, Inc., strike @85.000, expires 04/17/26 (Counterparty: MCM)	5	425	2,425
Bridgebio Pharma, Inc., strike @90.000, expires 04/17/26 (Counterparty: MKM)	7	630	2,660
CME E-mini S&P 500 Index Futures, strike @7,200.000, expires 03/20/26 (Counterparty: MSCI)	3	21,600	5,737
	Number of contracts	Notional amount	Value
Equity options purchased—(continued)
Call options—(continued)
Coinbase Global, Inc., strike @275.000, expires 02/13/26 (Counterparty: MKM)	1	$275	$30
Compass, Inc., strike @13.000, expires 02/20/26 (Counterparty: MKM)	7	91	350
Compass, Inc., strike @13.000, expires 03/20/26 (Counterparty: OCC)	7	91	595
CorMedix, Inc., strike @13.000, expires 03/20/26 (Counterparty: MCM)	15	195	150
DigitalOcean Holdings, Inc., strike @50.000, expires 02/20/26 (Counterparty: MCM)	2	100	1,500
Dropbox, Inc., strike @30.000, expires 04/17/26 (Counterparty: CS)	8	240	360
EURO STOXX 50 Index, strike @6,200.000, expires 03/20/26 (Counterparty: JPMCB)	45	279,000	20,109
Galaxy Digital, Inc., strike @35.000, expires 04/17/26 (Counterparty: MCM)	8	280	1,936
Guardant Health, Inc., strike @135.000, expires 04/17/26 (Counterparty: MCM)	7	945	3,500
HKG Hang Seng China Enterprises Index Futures, strike @9,800.000, expires 03/20/26 (Counterparty: MSCI)	19	186,200	17,755
HKG Hang Seng China Enterprises Index Futures, strike @9,800.000, expires 06/18/26 (Counterparty: JPMCB)	23	225,400	51,817
indie Semiconductor, Inc., strike @5.500, expires 05/15/26 (Counterparty: SGS)	15	83	675
indie Semiconductor, Inc., strike @4.000, expires 05/15/26 (Counterparty: MCM)	31	124	2,635

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Equity options purchased—(continued)
Call options—(concluded)
Joby Aviation, Inc., strike @12.000, expires 02/20/26 (Counterparty: MCM)	15	$180	$435
Joby Aviation, Inc., strike @12.500, expires 02/20/26 (Counterparty: MCM)	7	87	147
Nikkei 225 Index, strike @54,500.000, expires 03/13/26 (Counterparty: JPMCB)	4	218,000	39,287
Nutanix, Inc., strike @60.000, expires 03/20/26 (Counterparty: CS)	7	420	175
Pagaya Technologies Ltd., strike @30.000, expires 02/20/26 (Counterparty: MCM)	8	240	136
S&P 500 Index, strike @7,025.000, expires 02/03/26 (Counterparty: JPMCB)	13	91,325	2,860
S&P 500 Index, strike @7,200.000, expires 03/20/26 (Counterparty: JPMCB)	9	64,800	34,101
Shift4 Payments, Inc., strike @85.000, expires 04/17/26 (Counterparty: MCM)	5	425	425
SPDR Gold Shares, strike @380.000, expires 03/20/26 (Counterparty: JPMCB)	66	25,080	478,632
STOXX Europe 600 Basic Resources Index, strike @800.000, expires 03/20/26 (Counterparty: JPMCB)	20	16,000	18,136
Stride, Inc., strike @85.000, expires 02/20/26 (Counterparty: MKM)	4	340	1,140
Stride, Inc., strike @85.000, expires 03/20/26 (Counterparty: GS)	3	255	1,485
Terawulf, Inc., strike @16.000, expires 02/20/26 (Counterparty: MKM)	11	176	561
Total			693,451
	Number of contracts	Notional amount	Value
Equity options purchased—(continued)
Put options—0.2%
Bloom Energy Corp., strike @105.000, expires 02/20/26 (Counterparty: OCC)	4	$420	$876
CME E-mini S&P 500 European Style Week 3 Option, strike @6,500.000, expires 12/18/26 (Counterparty: MSCI)	3	19,500	38,325
CME E-mini S&P 500 Index Futures, strike @6,600.000, expires 03/20/26 (Counterparty: MSCI)	8	52,800	24,900
CME E-mini S&P 500 Index Futures, strike @6,400.000, expires 03/20/26 (Counterparty: MSCI)	17	108,800	34,000
CME E-mini S&P 500 Index Futures, strike @6,800.000, expires 03/20/26 (Counterparty: MSCI)	2	13,600	9,675
HKG Hang Seng China Enterprises Index Futures, strike @8,000.000, expires 06/18/26 (Counterparty: JPMCB)	119	952,000	94,443
Intuitive Machines, Inc., strike @18.000, expires 02/20/26 (Counterparty: SGS)	8	144	1,288
iShares Russell 2000 ETF, strike @254.000, expires 02/20/26 (Counterparty: MCM)	38	9,652	11,096
iShares Russell 2000 ETF, strike @259.000, expires 02/27/26 (Counterparty: OCC)	47	12,173	25,897
S&P 500 Index, strike @6,885.000, expires 02/04/26 (Counterparty: OCC)	6	41,310	34,800
S&P 500 Index, strike @6,900.000, expires 03/20/26 (Counterparty: MSCI)	1	6,900	12,066

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Equity options purchased—(concluded)
Put options—(concluded)
SPDR Gold Shares, strike @409.000, expires 03/20/26 (Counterparty: JPMCB)	66	$26,994	$53,790
SPDR Gold Shares, strike @459.000, expires 03/20/26 (Counterparty: JPMCB)	66	30,294	193,380
State Street Health Care Select Sector SPDR ETF, strike @144.000, expires 02/20/26 (Counterparty: MCM)	38	5,472	1,140
Total			535,676
Total equity options purchased (cost—$972,201)			1,229,127
Foreign exchange options purchased—0.5%
Call options—0.1%
Call USD vs. Put HKD, strike @7.850, expires 02/13/26 (Counterparty: HSBC)	5,917,000	46,448,450	456
Call EUR vs. Put HUF, strike @470.000, expires 03/11/26 (Counterparty: JPMCB)	745,000	350,150,000	1
Call USD vs. Put HKD, strike @7.800, expires 04/09/26 (Counterparty: JPMCB)	3,306,000	25,786,800	3,369
Call AUD vs. Put USD, strike @0.840, expires 04/15/26 (Counterparty: JPMCB)	265,000	222,600	276
Call EUR vs. Put USD, strike @1.425, expires 07/03/26 (Counterparty: JPMCB)	287,000	408,975	2,587
Call MXN vs. Put JPY, strike @8.880, expires 07/06/26 (Counterparty: JPMCB)	1,396,000	12,396,480	31,421
Call GBP vs. Put USD, strike @1.575, expires 09/14/26 (Counterparty: JPMCB)	75,000	118,125	2,054
Call USD vs. Put BRL, strike @6.350, expires 06/12/26 (Counterparty: JPMCB)	71,000	450,850	3,349
Call EUR vs. Put USD, strike @1.275, expires 03/19/26 (Counterparty: JPMCB)	74,000	94,350	1,613
	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(continued)
Call USD vs. Put CAD, strike @1.415, expires 03/25/27 (Counterparty: JPMCB)	72,000	$101,880	$13,486
Call AUD vs. Put NZD, strike @1.196, expires 03/31/26 (Counterparty: JPMCB)	73,000	87,308	2,504
Call AUD vs. Put CAD, strike @0.958, expires 10/08/27 (Counterparty: JPMCB)	72,000	68,940	15,931
Call AUD vs. Put NZD, strike @1.360, expires 06/28/27 (Counterparty: BB)	1,435,000	1,951,600	7,720
Call USD vs. Put CNY, strike @7.130, expires 10/12/27 (Counterparty: JPMCB)	53,000	377,890	7,285
Call USD vs. Put CNY, strike @7.120, expires 11/05/27 (Counterparty: JPMCB)	95,000	676,400	13,592
Call EUR vs. Put GBP, strike @0.910, expires 02/16/26 (Counterparty: JPMCB)	541,000	492,310	1
Call USD vs. Put CNY, strike @7.100, expires 12/30/26 (Counterparty: JPMCB)	58,000	411,800	7,934
Call EUR vs. Put BRL, strike @7.350, expires 06/26/26 (Counterparty: JPMCB)	49,000	360,150	4,849
Call USD vs. Put CAD, strike @1.400, expires 02/26/26 (Counterparty: JPMCB)	3,143,000	4,400,200	1,427
Call AUD vs. Put CAD, strike @1.049, expires 01/08/27 (Counterparty: JPMCB)	225,000	235,980	6,965
Call USD vs. Put BRL, strike @6.150, expires 05/29/26 (Counterparty: JPMCB)	58,000	356,700	3,612
Call USD vs. Put BRL, strike @5.700, expires 02/10/26 (Counterparty: JPMCB)	618,000	3,522,600	53
Call GBP vs. Put USD, strike @1.380, expires 03/30/26 (Counterparty: JPMCB)	258,000	356,040	133,090

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Call options—(concluded)
Call AUD vs. Put USD, strike @0.835, expires 01/31/28 (Counterparty: JPMCB)	177,000	$147,795	$9,645
Call NZD vs. Put USD, strike @0.750, expires 01/29/27 (Counterparty: JPMCB)	257,000	192,750	3,934
Call AUD vs. Put USD, strike @0.840, expires 01/29/27 (Counterparty: JPMCB)	445,000	373,800	9,763
Call AUD vs. Put USD, strike @0.730, expires 03/06/26 (Counterparty: JPMCB)	110,000	80,300	5,216
Total			292,133
Put options—0.4%
Call JPY vs. Put USD, strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	292,000	32,120,000	1,331
Call JPY vs. Put USD, strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	47,000	5,170,000	214
USD/JPY vs. JPY 10 Year Overnight Indexed Swap, strike @139.000, expires 04/17/26 (Counterparty: GSI)	51,000	7,089,000	1,047
Call BRL vs. Put USD, strike @5.600, expires 08/11/26 (Counterparty: JPMCB)	157,000	879,200	95,467
Call BRL vs. Put USD, strike @5.600, expires 02/11/26 (Counterparty: JPMCB)	130,000	728,000	127,497
Call BRL vs. Put USD, strike @5.600, expires 05/11/26 (Counterparty: JPMCB)	157,000	879,200	119,701
Call JPY vs. Put USD, strike @101.000, expires 04/09/26 (Counterparty: JPMCB)	727,000	73,427,000	40
Call KRW vs. Put USD, strike @1,050.000, expires 05/07/26 (Counterparty: JPMCB)	344,000	361,200,000	9
Call JPY vs. Put USD, strike @127.000, expires 05/12/27 (Counterparty: JPMCB)	153,000	19,431,000	8,168
	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call MXN vs. Put USD, strike @17.300, expires 05/13/26 (Counterparty: JPMCB)	72,000	$1,245,600	$26,352
Call SGD vs. Put GBP, strike @1.600, expires 05/21/26 (Counterparty: JPMCB)	63,000	100,800	1,183
Call HUF vs. Put EUR, strike @381.000, expires 05/20/26 (Counterparty: JPMCB)	41,000	15,621,000	19,558
USD/TRY vs. EURCMS30 Index, strike @63.000, expires 09/29/27 (Counterparty: JPMCB)	100,000	6,300,000	23,683
Call HUF vs. Put EUR, strike @381.000, expires 08/28/26 (Counterparty: JPMCB)	55,000	20,955,000	23,144
Call HUF vs. Put EUR, strike @378.000, expires 09/23/26 (Counterparty: JPMCB)	28,000	10,584,000	9,657
Call COP vs. Put USD, strike @4,025.000, expires 09/01/26 (Counterparty: JPMCB)	24,000	96,600,000	15,160
Call PLN vs. Put EUR, strike @4.180, expires 08/31/26 (Counterparty: JPMCB)	30,000	125,400	11,243
Call USD vs. Put GBP, strike @1.250, expires 03/06/26 (Counterparty: JPMCB)	2,081,000	2,601,250	17
Call HUF vs. Put EUR, strike @374.000, expires 12/08/26 (Counterparty: JPMCB)	30,000	11,220,000	7,724
Call HUF vs. Put EUR, strike @366.000, expires 12/08/26 (Counterparty: JPMCB)	76,000	27,816,000	11,465
Call HUF vs. Put EUR, strike @351.000, expires 12/18/26 (Counterparty: JPMCB)	167,000	58,617,000	8,002
Call BRL vs. Put USD, strike @4.550, expires 09/17/27 (Counterparty: JPMCB)	60,000	273,000	3,798
Call BRL vs. Put USD, strike @4.820, expires 09/23/27 (Counterparty: JPMCB)	71,000	342,220	8,234

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call TRY vs. Put USD, strike @59.550, expires 09/24/27 (Counterparty: JPMCB)	72,000	$4,287,600	$26,556
Call MXN vs. Put USD, strike @16.850, expires 09/25/26 (Counterparty: JPMCB)	54,000	909,900	12,189
Call KRW vs. Put USD, strike @1,355.000, expires 03/25/26 (Counterparty: JPMCB)	54,000	73,170,000	1,770
Call KRW vs. Put USD, strike @1,310.000, expires 06/29/26 (Counterparty: JPMCB)	53,000	69,430,000	2,352
EUR/ZAR vs. EURCMS30 Index, strike @1,940.000, expires 10/06/28 (Counterparty: MSCI)	76,000	147,440,000	10,302
BRL/JPY vs. EUSA30 Index, strike @26,437.000, expires 10/09/28 (Counterparty: CITI)	85,000	2,247,145,000	19,784
Call GBP vs. Put EUR, strike @0.860, expires 04/17/26 (Counterparty: JPMCB)	62,000	53,320	21,307
Call HUF vs. Put EUR, strike @361.000, expires 10/12/27 (Counterparty: JPMCB)	77,000	27,797,000	8,934
Call BRL vs. Put USD, strike @4.760, expires 10/19/27 (Counterparty: JPMCB)	80,000	380,800	8,209
Call CLP vs. Put USD, strike @888.000, expires 02/18/26 (Counterparty: JPMCB)	11,000	9,768,000	8,249
Call CLP vs. Put USD, strike @863.000, expires 08/07/26 (Counterparty: JPMCB)	23,000	19,849,000	10,155
Call ZAR vs. Put USD, strike @17.030, expires 04/22/26 (Counterparty: JPMCB)	11,000	187,330	8,991
Call BRL vs. Put USD, strike @5.020, expires 02/25/26 (Counterparty: JPMCB)	17,000	85,340	416
	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call USD vs. Put NZD, strike @0.565, expires 08/07/26 (Counterparty: JPMCB)	63,000	$35,595	$5,196
Call BRL vs. Put USD, strike @5.060, expires 03/31/26 (Counterparty: JPMCB)	19,000	96,140	2,154
Call USD vs. Put NZD, strike @0.530, expires 08/28/26 (Counterparty: JPMCB)	68,000	36,040	1,812
Call CLP vs. Put USD, strike @866.000, expires 05/15/26 (Counterparty: JPMCB)	23,000	19,918,000	10,406
Call BRL vs. Put USD, strike @4.930, expires 04/17/26 (Counterparty: JPMCB)	12,000	59,160	463
Call BRL vs. Put USD, strike @4.890, expires 05/28/26 (Counterparty: JPMCB)	19,000	92,910	903
Call TWD vs. Put USD, strike @28.550, expires 03/18/26 (Counterparty: JPMCB)	18,000	513,900	115
Call MXN vs. Put EUR, strike @20.030, expires 07/22/26 (Counterparty: JPMCB)	25,000	500,750	4,675
Call KRW vs. Put USD, strike @1,427.000, expires 02/10/26 (Counterparty: JPMCB)	34,000	48,518,000	5,134
Call BRL vs. Put USD, strike @5.090, expires 02/24/26 (Counterparty: JPMCB)	6,000	30,540	456
Call BRL vs. Put USD, strike @5.160, expires 12/18/26 (Counterparty: JPMCB)	35,000	180,600	8,983
Call BRL vs. Put USD, strike @5.510, expires 01/28/27 (Counterparty: JPMCB)	34,000	187,340	14,107
Call JPY vs. Put GBP, strike @185.000, expires 12/15/26 (Counterparty: JPMCB)	139,000	25,715,000	16,753
Call USD vs. Put EUR, strike @1.150, expires 03/31/26 (Counterparty: JPMCB)	1,681,000	1,933,150	3,720

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call BRL vs. Put USD, strike @4.870, expires 06/16/27 (Counterparty: JPMCB)	29,000	$141,230	$3,829
Call JPY vs. Put USD, strike @152.550, expires 05/28/26 (Counterparty: JPMCB)	31,000	4,729,050	12,510
Call PLN vs. Put EUR, strike @4.210, expires 04/16/26 (Counterparty: JPMCB)	27,000	113,670	14,169
Call BRL vs. Put CAD, strike @3.900, expires 12/17/27 (Counterparty: JPMCB)	120,000	468,000	18,212
Call HUF vs. Put EUR, strike @370.000, expires 07/10/26 (Counterparty: JPMCB)	194,000	71,780,000	38,252
Call PLN vs. Put EUR, strike @4.210, expires 07/10/26 (Counterparty: JPMCB)	27,000	113,670	13,616
Call JPY vs. Put USD, strike @133.000, expires 01/18/28 (Counterparty: JPMCB)	56,000	7,448,000	8,302
Call COP vs. Put USD, strike @3,855.000, expires 12/17/27 (Counterparty: JPMCB)	35,000	134,925,000	8,476
Call INR vs. Put USD, strike @89.700, expires 03/13/26 (Counterparty: JPMCB)	70,000	6,279,000	4,328
Call JPY vs. Put USD, strike @150.000, expires 04/20/26 (Counterparty: JPMCB)	1,913,000	286,950,000	17,785
Call ZAR vs. Put USD, strike @15.310, expires 05/05/27 (Counterparty: JPMCB)	105,000	1,607,550	24,920
Call JPY vs. Put USD, strike @145.000, expires 04/20/26 (Counterparty: JPMCB)	39,000	5,655,000	3,592
Call BRL vs. Put USD, strike @5.280, expires 12/08/27 (Counterparty: JPMCB)	105,000	554,400	24,797
Call AUD vs. Put GBP, strike @1.900, expires 07/23/26 (Counterparty: JPMCB)	86,000	163,400	25,982
	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(concluded)
Put options—(concluded)
Call CNY vs. Put USD, strike @6.800, expires 04/24/26 (Counterparty: JPMCB)	1,852,000	$12,593,600	$2,358
Call JPY vs. Put USD, strike @150.000, expires 02/25/26 (Counterparty: JPMCB)	261,000	39,150,000	780
Call JPY vs. Put USD, strike @151.000, expires 02/06/26 (Counterparty: JPMCB)	1,230,000	185,730,000	955
Call JPY vs. Put USD, strike @149.750, expires 02/05/26 (Counterparty: JPMCB)	622,000	93,144,500	130
Call JPY vs. Put USD, strike @135.000, expires 10/26/26 (Counterparty: JPMCB)	581,000	78,435,000	40,962
Call CAD vs. Put USD, strike @1.320, expires 04/27/26 (Counterparty: JPMCB)	290,000	382,800	43,048
Call JPY vs. Put USD, strike @137.000, expires 09/30/26 (Counterparty: JPMCB)	571,000	78,227,000	46,261
Call CNY vs. Put USD, strike @6.650, expires 07/27/26 (Counterparty: JPMCB)	846,000	5,625,900	59,502
Call JPY vs. Put USD, strike @133.500, expires 03/17/27 (Counterparty: JPMCB)	71,000	9,478,500	6,615
Call JPY vs. Put USD, strike @147.000, expires 02/25/26 (Counterparty: JPMCB)	4,945,000	726,915,000	6,354
Total			1,162,520
Total foreign exchange options purchased (cost—$1,300,046)			1,454,653
Total investments before investments sold short—132.4% (cost—$340,933,338)			359,443,666
Investments sold short—(50.4)%
Common stocks—(42.4)%
Australia—(1.9)%
IREN Ltd.		(94,247)	(5,064,834)
Canada—(5.6)%
Alamos Gold, Inc.		(2,150)	(79,675)
Allied Properties Real Estate Investment Trust		(8,750)	(90,286)
ARC Resources Ltd.		(25,060)	(465,073)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Canada—(continued)
B2Gold Corp.	(27,340)	$(133,121)
B2Gold Corp.	(19,292)	(94,531)
BCE, Inc.	(5)	(129)
Brookfield Business Corp.	(8,930)	(316,893)
Brookfield Renewable Corp.	(7,520)	(313,193)
Canada Packers, Inc.	(15,470)	(181,439)
Canadian Apartment Properties REIT	(10,310)	(291,965)
Canadian Imperial Bank of Commerce	(1,410)	(130,308)
Canadian Tire Corp. Ltd.	(2,820)	(346,937)
Cargojet, Inc.	(3,700)	(252,599)
Choice Properties Real Estate Investment Trust	(38,450)	(430,344)
CT Real Estate Investment Trust	(33,160)	(397,438)
Definity Financial Corp.	(2,640)	(129,203)
Dollarama, Inc.	(770)	(103,767)
Empire Co. Ltd.	(1,230)	(40,179)
Equinox Gold Corp.	(16,199)	(231,646)
Fiera Capital Corp.	(35,460)	(154,689)
Fortuna Mining Corp.	(9,530)	(93,203)
Gibson Energy, Inc.	(47,690)	(938,985)
goeasy Ltd.	(2,920)	(268,314)
Groupe Dynamite, Inc.	(2,950)	(153,561)
Imperial Oil Ltd.	(11,570)	(1,168,938)
Loblaw Cos. Ltd.	(36,940)	(1,662,185)
McEwen, Inc.	(2,373)	(57,308)
Northland Power, Inc.	(5,570)	(76,781)
Onex Corp.	(1,760)	(149,962)
Parex Resources, Inc.	(24,220)	(359,302)
Power Corp. of Canada	(5,750)	(289,981)
PrairieSky Royalty Ltd.	(27,350)	(595,347)
Precision Drilling Corp.	(2,720)	(216,937)
Premium Brands Holdings Corp.	(297)	(20,416)
Quebecor, Inc.	(7,210)	(263,005)
RioCan Real Estate Investment Trust	(38,210)	(547,481)
Saputo, Inc.	(14,650)	(441,980)
Savaria Corp.	(9,620)	(167,439)
SmartCentres Real Estate Investment Trust	(10,310)	(202,089)
South Bow Corp.	(5,450)	(154,817)
SSR Mining, Inc.	(5,674)	(129,537)
Stella-Jones, Inc.	(2,720)	(182,379)
StorageVault Canada, Inc.	(176,426)	(642,656)
TC Energy Corp.	(17,722)	(1,039,125)
TELUS Corp.	(8,150)	(113,722)
Toromont Industries Ltd.	(2,120)	(270,050)
Trican Well Service Ltd.	(10,140)	(52,053)
Vermilion Energy, Inc.	(15,840)	(153,090)
Vizsla Silver Corp.	(6,609)	(33,574)
Whitecap Resources, Inc.	(62,770)	(572,543)
		(15,200,175)
China—(1.1)%
Alibaba Group Holding Ltd.	(3,984)	(675,527)
H World Group Ltd.	(17,178)	(816,127)
indie Semiconductor, Inc.	(25,078)	(102,820)
JD.com, Inc.	(482)	(13,727)
Lenovo Group Ltd.	(183,600)	(208,698)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
China—(concluded)
Li Auto, Inc.	(2,137)	$(35,538)
Ping An Insurance Group Co. of China Ltd.	(110,700)	(1,030,183)
Silvercorp Metals, Inc.	(15,043)	(151,483)
Trip.com Group Ltd.	(672)	(41,241)
		(3,075,344)
Colombia—(0.1)%
Gran Tierra Energy, Inc.	(42,430)	(229,655)
Denmark—(0.0)%†
Ascendis Pharma AS	(51)	(11,531)
Germany—(0.2)%
E.ON SE	(10,987)	(232,664)
Mercedes-Benz Group AG	(4,556)	(312,092)
RWE AG	(1,342)	(85,136)
		(629,892)
Israel—(0.2)%
Camtek Ltd.	(1,176)	(172,319)
Check Point Software Technologies Ltd.	(1,031)	(185,075)
Oddity Tech Ltd.	(1,547)	(50,803)
Wix.com Ltd.	(1,665)	(144,589)
		(552,786)
Netherlands—(0.9)%
Nebius Group NV	(26,348)	(2,244,586)
Pharming Group NV	(64,950)	(131,804)
		(2,376,390)
Switzerland—(0.1)%
ABB Ltd.	(1,245)	(107,356)
United States—(32.3)%
3M Co.	(1,370)	(209,829)
A10 Networks, Inc.	(969)	(16,899)
ADTRAN Holdings, Inc.	(962)	(8,870)
Advanced Drainage Systems, Inc.	(1,400)	(212,856)
Affirm Holdings, Inc.	(3,220)	(194,166)
Akamai Technologies, Inc.	(6,212)	(603,496)
Alnylam Pharmaceuticals, Inc.	(45)	(15,213)
Alphatec Holdings, Inc.	(6,222)	(92,272)
Ameren Corp.	(2,968)	(306,535)
American Airlines Group, Inc.	(14,656)	(194,925)
American Water Works Co., Inc.	(2,047)	(264,329)
Amphastar Pharmaceuticals, Inc.	(184)	(4,874)
ANI Pharmaceuticals, Inc.	(396)	(32,413)
Apple, Inc.	(1,530)	(397,004)
Applied Digital Corp.	(44,342)	(1,502,307)
Applied Optoelectronics, Inc.	(233)	(10,161)
Aptiv PLC	(2,592)	(196,344)
Argan, Inc.	(346)	(120,100)
Array Technologies, Inc.	(15,636)	(177,078)
Arrowhead Pharmaceuticals, Inc.	(2,741)	(190,034)
AST SpaceMobile, Inc.	(6,869)	(763,901)
Astronics Corp.	(2,571)	(194,753)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Aurora Innovation, Inc.	(21,201)	$(89,044)
Automatic Data Processing, Inc.	(2,738)	(675,793)
AvalonBay Communities, Inc.	(3,855)	(684,918)
Avnet, Inc.	(313)	(19,528)
Badger Meter, Inc.	(3,149)	(461,580)
Bill Holdings, Inc.	(2,122)	(91,607)
Bitdeer Technologies Group	(8,093)	(105,533)
BlackLine, Inc.	(2,379)	(110,552)
Bloom Energy Corp.	(54,461)	(8,243,762)
Blue Bird Corp.	(10,466)	(526,544)
Box, Inc.	(2,998)	(75,999)
Boyd Gaming Corp.	(7,064)	(597,191)
Bridgebio Pharma, Inc.	(14,052)	(1,085,798)
Callaway Golf Co.	(2,416)	(34,670)
Camden Property Trust	(1,803)	(196,617)
CarMax, Inc.	(10,790)	(480,587)
CenterPoint Energy, Inc.	(6,924)	(274,814)
Cheesecake Factory, Inc.	(769)	(44,571)
Chipotle Mexican Grill, Inc.	(17,310)	(672,840)
Chubb Ltd.	(400)	(123,824)
Cipher Mining, Inc.	(68,025)	(1,085,679)
Cleanspark, Inc.	(1,410)	(16,694)
Cloudflare, Inc.	(1,470)	(260,704)
Cohu, Inc.	(4,251)	(121,324)
Coinbase Global, Inc.	(66)	(12,853)
Collegium Pharmaceutical, Inc.	(780)	(35,818)
Commvault Systems, Inc.	(42)	(3,599)
Compass, Inc.	(23,966)	(300,054)
Conagra Brands, Inc.	(11,920)	(220,639)
Copart, Inc.	(7,620)	(309,220)
Core Scientific, Inc.	(60,011)	(1,079,598)
CoreWeave, Inc.	(1,571)	(146,401)
CorMedix, Inc.	(11,432)	(88,712)
Credit Acceptance Corp.	(157)	(78,224)
Darden Restaurants, Inc.	(1,258)	(250,782)
Datadog, Inc.	(710)	(91,817)
Dexcom, Inc.	(811)	(59,235)
DigitalOcean Holdings, Inc.	(887)	(49,007)
DoorDash, Inc.	(1,465)	(299,768)
DraftKings, Inc.	(346)	(9,518)
Dropbox, Inc.	(9,782)	(249,245)
Duke Energy Corp.	(6,599)	(800,789)
Encore Capital Group, Inc.	(4,061)	(224,167)
Enovis Corp.	(1,699)	(37,446)
Enphase Energy, Inc.	(1,864)	(68,931)
Envista Holdings Corp.	(1,175)	(27,577)
Eos Energy Enterprises, Inc.	(47,546)	(696,073)
Etsy, Inc.	(180)	(9,533)
Euronet Worldwide, Inc.	(1,298)	(94,053)
Evergy, Inc.	(11,659)	(894,595)
Exact Sciences Corp.	(2,088)	(213,686)
Fastly, Inc.	(1,677)	(15,512)
Five9, Inc.	(827)	(14,605)
Flowserve Corp.	(8,925)	(697,489)
Fluor Corp.	(7,473)	(345,178)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Ford Motor Co.	(29,154)	$(404,658)
Franklin Resources, Inc.	(6,730)	(179,153)
Galaxy Digital, Inc.	(24,142)	(682,253)
GameStop Corp.	(11,634)	(277,820)
Granite Construction, Inc.	(8,435)	(1,018,442)
Greenbrier Cos., Inc.	(3,028)	(152,672)
Guardant Health, Inc.	(4,144)	(472,582)
Guidewire Software, Inc.	(1,234)	(173,698)
HA Sustainable Infrastructure Capital, Inc.	(1,084)	(37,300)
Haemonetics Corp.	(1,267)	(84,458)
Halozyme Therapeutics, Inc.	(581)	(41,664)
Herbalife Ltd.	(4,169)	(71,874)
Hims & Hers Health, Inc.	(209)	(5,662)
Hormel Foods Corp.	(10,540)	(259,389)
Illinois Tool Works, Inc.	(3,183)	(831,591)
Impinj, Inc.	(2,520)	(348,012)
Inotiv, Inc.	(22,635)	(11,324)
InterDigital, Inc.	(11,564)	(3,774,952)
Intuitive Machines, Inc.	(17,722)	(336,541)
Ionis Pharmaceuticals, Inc.	(3,721)	(307,615)
IonQ, Inc.	(731)	(29,225)
IRhythm Holdings, Inc.	(35)	(5,408)
Itron, Inc.	(2,503)	(247,997)
J.M. Smucker Co.	(1,260)	(132,124)
JB Hunt Transport Services, Inc.	(350)	(70,952)
JBT Marel Corp.	(3,159)	(496,942)
Kinder Morgan, Inc.	(9,931)	(302,796)
Kite Realty Group Trust	(1,080)	(25,369)
Kraft Heinz Co.	(6,610)	(156,921)
Lantheus Holdings, Inc.	(2,359)	(157,864)
LCI Industries	(1,240)	(181,896)
LeMaitre Vascular, Inc.	(264)	(22,432)
Life360, Inc.	(2,503)	(143,397)
LivaNova PLC	(5,723)	(376,058)
Live Nation Entertainment, Inc.	(6,874)	(999,823)
Lumentum Holdings, Inc.	(8,831)	(3,460,339)
Lyft, Inc.	(10,969)	(185,047)
MARA Holdings, Inc.	(1,693)	(16,084)
Marsh & McLennan Cos., Inc.	(1,130)	(212,655)
Martin Marietta Materials, Inc.	(2,160)	(1,408,212)
Match Group, Inc.	(1,174)	(36,570)
Microchip Technology, Inc.	(185)	(14,045)
Micron Technology, Inc.	(195)	(80,902)
Microsoft Corp.	(968)	(416,521)
Mid-America Apartment Communities, Inc.	(5,062)	(679,827)
Mirion Technologies, Inc.	(5,152)	(127,976)
Mirum Pharmaceuticals, Inc.	(16,279)	(1,680,318)
MKS, Inc.	(850)	(200,099)
NiSource, Inc.	(3,994)	(176,894)
Norwegian Cruise Line Holdings Ltd.	(19,761)	(433,952)
NuScale Power Corp.	(1,354)	(23,668)
Nutanix, Inc.	(1,335)	(52,506)
NVIDIA Corp.	(1,138)	(217,506)
Oklo, Inc.	(328)	(26,115)
Omnicell, Inc.	(928)	(45,008)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Omnicom Group, Inc.	(8,741)	$(673,407)
ON Semiconductor Corp.	(7,448)	(446,061)
Opendoor Technologies, Inc.	(62,198)	(320,320)
Oscar Health, Inc.	(2,101)	(30,149)
OSI Systems, Inc.	(2,010)	(502,781)
Pacira BioSciences, Inc.	(4,160)	(85,446)
Packaging Corp. of America	(1,320)	(293,766)
Pagaya Technologies Ltd.	(16,868)	(327,071)
PagerDuty, Inc.	(4,594)	(48,696)
PAR Technology Corp.	(388)	(10,169)
Parsons Corp.	(1,835)	(128,560)
Patrick Industries, Inc.	(2,727)	(344,066)
Paychex, Inc.	(6,604)	(681,071)
Pebblebrook Hotel Trust	(168)	(1,919)
Peloton Interactive, Inc.	(69,173)	(386,677)
Penguin Solutions, Inc.	(19,116)	(367,218)
PG&E Corp.	(1,588)	(24,487)
Pitney Bowes, Inc.	(4,775)	(49,803)
Planet Labs PBC	(13,932)	(347,882)
Plug Power, Inc.	(41,924)	(88,669)
Porch Group, Inc.	(318)	(2,509)
Progress Software Corp.	(235)	(9,616)
PTC Therapeutics, Inc.	(10,972)	(828,715)
Public Service Enterprise Group, Inc.	(3,144)	(258,940)
Quantum Computing, Inc.	(2,862)	(26,531)
QuantumScape Corp.	(7,972)	(70,552)
RealReal, Inc.	(23,367)	(342,794)
Red Rock Resorts, Inc.	(7,525)	(475,053)
ResMed, Inc.	(1,972)	(509,387)
Reynolds Consumer Products, Inc.	(3,410)	(79,010)
Riot Platforms, Inc.	(826)	(12,778)
Rivian Automotive, Inc.	(3,981)	(58,720)
Rubrik, Inc.	(2,988)	(167,179)
Salesforce, Inc.	(2,085)	(442,625)
Seagate Technology Holdings PLC	(10,307)	(4,202,061)
Semtech Corp.	(8,407)	(670,458)
ServiceNow, Inc.	(650)	(76,057)
Shake Shack, Inc.	(70)	(6,200)
Shift4 Payments, Inc.	(1,048)	(61,874)
Silgan Holdings, Inc.	(5,930)	(255,879)
Sirius XM Holdings, Inc.	(435)	(8,852)
SLB Ltd.	(5,178)	(250,512)
Snowflake, Inc.	(368)	(70,914)
SoFi Technologies, Inc.	(50,524)	(1,152,452)
SolarEdge Technologies, Inc.	(357)	(11,049)
Solaris Energy Infrastructure, Inc.	(21,398)	(1,180,956)
Solid Power, Inc.	(5,955)	(26,678)
Southern Co.	(5,143)	(459,321)
Southwest Airlines Co.	(2,080)	(98,842)
Spectrum Brands Holdings, Inc.	(166)	(10,576)
Stride, Inc.	(13,448)	(1,137,701)
Sunrun, Inc.	(3,939)	(74,841)
Super Micro Computer, Inc.	(8,293)	(241,409)
Synaptics, Inc.	(334)	(27,558)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
Tandem Diabetes Care, Inc.	(7,061)	$(140,443)
Tempus AI, Inc.	(129)	(7,717)
Terawulf, Inc.	(60,730)	(811,960)
Tesla, Inc.	(310)	(133,427)
Tetra Tech, Inc.	(2,199)	(82,814)
Tractor Supply Co.	(4,935)	(251,093)
TransMedics Group, Inc.	(3,911)	(523,976)
Travere Therapeutics, Inc.	(302)	(9,389)
Tyson Foods, Inc.	(3,600)	(235,188)
U.S. Foods Holding Corp.	(1,430)	(119,577)
UGI Corp.	(2,270)	(91,050)
Union Pacific Corp.	(1,280)	(300,928)
United Airlines Holdings, Inc.	(3,163)	(323,638)
Upstart Holdings, Inc.	(3,813)	(149,660)
Varonis Systems, Inc.	(2,880)	(85,939)
Veeco Instruments, Inc.	(899)	(28,076)
Vertex, Inc.	(272)	(5,046)
Vertiv Holdings Co.	(527)	(98,117)
Vishay Intertechnology, Inc.	(5,833)	(117,535)
Voyager Technologies, Inc.	(5,482)	(167,365)
Vulcan Materials Co.	(3,490)	(1,048,885)
W.R. Berkley Corp.	(1,700)	(116,586)
Wayfair, Inc.	(26,945)	(2,788,538)
Western Digital Corp.	(32,961)	(8,247,831)
WisdomTree, Inc.	(50,252)	(814,082)
Workiva, Inc.	(206)	(15,866)
World Kinect Corp.	(4,352)	(117,112)
Xometry, Inc.	(9,885)	(564,730)
Ziff Davis, Inc.	(1,109)	(42,386)
Zoetis, Inc.	(2,232)	(278,598)
Zscaler, Inc.	(192)	(38,402)
		(87,750,535)
Total common stocks (proceeds—$(103,029,696))		(114,998,498)
Exchange traded funds—(6.1)%
BMO S&P 500 Index ETF	(11,450)	(870,743)
Invesco QQQ Trust	(1,900)	(1,181,553)
Invesco S&P 500 Equal Weight ETF	(7,630)	(1,511,350)
iShares iBoxx $ High Yield Corporate Bond ETF	(19,603)	(1,590,195)
iShares MSCI Brazil ETF	(10,674)	(395,365)
iShares MSCI USA Momentum Factor ETF	(2,120)	(542,487)
iShares Russell 2000 ETF	(5,763)	(1,496,363)
iShares S&P/TSX 60 Index ETF	(106,020)	(3,651,701)
iShares S&P/TSX Capped Energy Index ETF	(28,400)	(445,924)
iShares S&P/TSX Capped REIT Index ETF	(82,650)	(979,065)
iShares U.S. Consumer Staples ETF	(12,100)	(864,787)
State Street Industrial Select Sector SPDR ETF	(2,118)	(350,402)
State Street SPDR S&P 500 ETF Trust	(3,051)	(2,111,200)
State Street SPDR S&P Oil & Gas Exploration & Production ETF	(2,040)	(286,090)
State Street SPDR S&P Retail ETF	(2,720)	(234,818)
Total exchange traded funds (proceeds—$(15,509,394))		(16,512,043)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

	Number of shares	Value
Investments sold short—(continued)
Preferred stocks—(0.0)%†
Germany—(0.0)%†
Volkswagen AG (proceeds—$(142,991))	(1,225)	$(149,053)
	Face amount[4]
U.S. Treasury obligations—(1.9)%
U.S. Treasury Notes
3.875%, due 03/31/27	$(453,000)	(454,681)
3.750%, due 04/30/27	(598,000)	(599,542)
3.875%, due 04/30/30	(1,197,000)	(1,202,985)
3.875%, due 06/30/30	(422,000)	(423,994)
3.750%, due 06/30/27	(853,000)	(855,532)
	Face amount[4]	Value
Investments sold short—(concluded)
U.S. Treasury obligations—(concluded)
3.875%, due 07/31/27	$(855,000)	$(859,175)
3.625%, due 08/31/27	(816,000)	(817,084)
Total U.S. Treasury obligations (proceeds—$(5,185,194))		(5,212,993)
Total investments sold short (proceeds—$(123,867,275))		(136,872,587)
Total investments—82.0% (cost—$217,066,063)		222,571,079
Other assets in excess of liabilities—18.0%		48,842,320
Net assets—100.0%		$271,413,399

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Equity options written

Notional amount*		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
HKD	248,400	23	HKG Hang Seng China Enterprises Index Futures, strike @ 10,800.000	JPMCB	06/18/26	$(51,561)	$(19,137)	$32,424
JPY	228,000	4	Nikkei 225 Index, strike @ 57,000.000	JPMCB	03/13/26	(25,234)	(18,480)	6,754
JPY	395,500	7	Nikkei 225 Index, strike @ 56,500.000	JPMCB	03/13/26	(34,550)	(35,959)	(1,409)
JPY	402,500	7	Nikkei 225 Index, strike @ 57,500.000	JPMCB	06/12/26	(65,230)	(68,299)	(3,069)
USD	96	4	Intuitive Machines, Inc., strike @ 24.000	SGS	02/20/26	(504)	(280)	224
USD	22,050	3	CME E-mini S&P 500 Index Futures, strike @ 7,350.000	MSCI	03/20/26	(3,071)	(1,913)	1,158
USD	34,320	66	SPDR Gold Shares, strike @ 520.000	JPMCB	03/20/26	(74,994)	(36,168)	38,826
USD	21,600	3	CME E-mini S&P 500 European Style Week 3 Option, strike @ 7,200.000	MSCI	12/18/26	(63,892)	(64,312)	(420)
Total						$(319,036)	$(244,548)	$74,488

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Equity options written—(concluded)

Notional amount*		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
HKD	93,000	10	HKG Hang Seng China Enterprises Index Futures, strike @ 9,300.000	JPMCB	06/18/26	$(42,282)	$(32,770)	$9,512
HKD	773,500	85	HKG Hang Seng China Enterprises Index Futures, strike @ 9,100.000	JPMCB	06/18/26	(282,067)	(221,419)	60,648
JPY	357,000	7	Nikkei 225 Index, strike @ 51,000.000	JPMCB	03/13/26	(51,277)	(53,599)	(2,322)
JPY	156,000	3	Nikkei 225 Index, strike @ 52,000.000	JPMCB	03/13/26	(26,804)	(28,205)	(1,401)
JPY	350,000	7	Nikkei 225 Index, strike @ 50,000.000	JPMCB	06/12/26	(89,269)	(93,629)	(4,360)
USD	11,609	47	iShares Russell 2000 ETF, strike @ 247.000	OCC	02/27/26	(8,900)	(9,917)	(1,017)
USD	150	15	CorMedix, Inc., strike @ 10.000	MCM	03/20/26	(1,141)	(3,300)	(2,159)
USD	333	7	Nutanix, Inc., strike @ 47.500	CSI	03/20/26	(1,456)	(6,069)	(4,613)
USD	275	5	Bridgebio Pharma, Inc., strike @ 55.000	MCM	04/17/26	(1,983)	(850)	1,133
USD	595	7	Guardant Health, Inc., strike @ 85.000	MCM	04/17/26	(4,855)	(1,820)	3,035
USD	455	7	Bridgebio Pharma, Inc., strike @ 65.000	MKM	04/17/26	(2,375)	(1,925)	450
Total						$(512,409)	$(453,503)	$58,906
Total equity options written						$(831,445)	$(698,051)	$133,394

*  For disclosure purposes. Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by the contract multiplier.

Foreign exchange options written

Notional amount (000)		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	366,030	747,000	Call EUR vs. Put HUF, 0.000, 490.000	JPMCB	03/11/26	$(3,439)	$(1)	$3,438
EUR	297,500	595,000	Call EUR vs. Put HUF, 0.000, 500.000	JPMCB	03/10/26	(1,914)	(1)	1,913
USD	25,536	3,253,000	Call USD vs. Put HKD, 0.000, 7.850	JPMCB	04/09/26	(2,619)	(764)	1,855
USD	367	467,000	Call USD vs. Put CHF, 0.000, 0.785	JPMCB	02/25/26	(1,013)	(1,226)	(213)
Total						$(8,985)	$(1,992)	$6,993
			Put options
USD	3,263	618,000	Call BRL vs. Put USD, 0.000, 5.280	JPMCB	02/10/26	$(1,594)	$(5,305)	$(3,711)
NZD	455	778,000	Call USD vs. Put NZD, 0.000, 0.585	JPMCB	04/20/26	(3,095)	(3,354)	(259)
Total						$(4,689)	$(8,659)	$(3,970)
Total foreign exchange options written						$(13,674)	$(10,651)	$3,023

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	5,997	61	3 Month Euro Euribor Futures, strike @ 98.313	MSCI	09/14/26	$(3,649)	$(4,067)	$(418)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
39	EUR	EURO STOXX 50 Index Futures	March 2026	$2,676,475	$2,751,066	$74,591
3	EUR	Euronext CAC 40 Index Futures	February 2026	294,114	289,338	(4,776)
14	GBP	FTSE 100 Index Futures	March 2026	1,916,448	1,951,993	35,545
29	USD	FTSE China A50 Index Futures	February 2026	433,031	433,695	664
1	ZAR	FTSE/JSE Top 40 Index Futures	March 2026	66,458	70,117	3,659
8	HKD	Hang Seng China Enterprises Index Futures	February 2026	1,391,132	1,408,072	16,940
1	KRW	KOSPI 200 Index Futures	March 2026	101,943	133,997	32,054
1	EUR	MEFF Madrid IBEX 35 Index Futures	February 2026	210,876	211,871	995
1	EUR	Mini-DAX Index Futures	March 2026	145,004	145,893	889
4	SGD	MSCI Singapore Index Futures	February 2026	145,775	144,611	(1,164)
6	SEK	OML Stockholm OMXS30 Index Futures	February 2026	201,593	203,896	2,303
6	JPY	OSE Nikkei 225 Mini Index Futures	March 2026	202,626	206,991	4,365
1	USD	Russell 2000 Value Index Futures	March 2026	132,930	131,230	(1,700)
26	USD	S&P 500 E-Mini Index Futures	March 2026	8,994,008	9,055,475	61,467
1	AUD	S&P ASX Share Price Index 200 Futures	March 2026	151,682	153,667	1,985
2	CAD	S&P/TSX 60 Index Futures	March 2026	544,504	544,251	(253)
5	USD	U.S. MSCI Emerging Markets Index Futures	March 2026	376,803	380,200	3,397
32	USD	Volatility Index Futures	February 2026	598,950	609,434	10,484
Interest rate futures buy contracts:
114	AUD	Australian Bond 10 Year Futures	March 2026	$8,665,767	$8,664,902	$(865)
14	CAD	Canadian Bond 10 Year Futures	March 2026	1,246,944	1,244,902	(2,042)
9	EUR	Euro Bund 10 Year Futures	March 2026	1,364,178	1,367,336	3,158
18	EUR	EURO Schatz 2 Year Futures	March 2026	2,280,624	2,280,956	332
6	EUR	French Government Bond Futures	March 2026	860,931	867,178	6,247
6	EUR	Italian Government Bond Futures	March 2026	856,156	861,346	5,190
4	JPY	Japan Government Bond 10 Year Futures	March 2026	3,402,688	3,401,654	(1,034)
18	USD	Mexican Peso Currency Futures	March 2026	489,330	514,800	25,470
22	USD	New Zealand Dollar Currency Futures	March 2026	1,315,165	1,329,460	14,295
2	USD	Norwegian Krone Currency Futures	March 2026	417,780	416,100	(1,680)
3	GBP	United Kingdom Long Gilt Bond Futures	March 2026	373,485	372,944	(541)
U.S. Treasury futures buy contracts:
4	USD	U.S. Treasury Note 2 Year Futures	March 2026	$833,594	$833,969	$375
4	USD	Ultra U.S. Treasury Bond Futures	March 2026	472,812	469,750	(3,062)
Total				$41,163,806	$41,451,094	$287,288
Index futures sell contracts:
3	EUR	EURO STOXX 50 Index Futures	December 2027	$(55,083)	$(62,124)	$(7,041)
9	EUR	EURO STOXX 50 Index Futures	March 2026	(636,845)	(634,861)	1,984
2	EUR	Euronext CAC 40 Index Futures	February 2026	(198,430)	(192,892)	5,538
21	GBP	FTSE 250 Index Futures	March 2026	(1,285,908)	(1,338,407)	(52,499)
5	EUR	FVSA index—Mini-Index Futures on VSTOXX	February 2026	(11,501)	(11,587)	(86)
12	HKD	HKG Hang Seng China Enterprises Index Futures	June 2026	(723,602)	(717,963)	5,639
3	USD	MSCI World USD NTR Index Futures	March 2026	(427,890)	(437,730)	(9,840)
1	JPY	OSE Nikkei 225 Mini Index Futures	March 2026	(341,171)	(344,986)	(3,815)
1	USD	S&P 500 E-Mini Index Futures	March 2026	(347,449)	(348,288)	(839)
20	JPY	TSE Mini Topix Index Futures	March 2026	(437,731)	(462,264)	(24,533)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures sell contracts:
9	AUD	Australian Bond 3 Year Futures	March 2026	$(657,593)	$(656,673)	$920
25	USD	Australian Dollar Currency Futures	March 2026	(1,744,602)	(1,743,000)	1,602
15	USD	British Pound Currency Futures	March 2026	(1,280,294)	(1,284,094)	(3,800)
2	USD	Canadian Dollar Currency Futures	March 2026	(146,446)	(147,460)	(1,014)
23	USD	Euro Foreign Exchange Currency Futures	March 2026	(3,406,328)	(3,419,237)	(12,909)
12	KRW	Korea Treasury Bond 3 Year Futures	March 2026	(873,719)	(874,865)	(1,146)
1	KRW	Korea Treasury Bond 10 Year Futures	March 2026	(77,533)	(77,081)	452
2	USD	Swiss Franc Currency Futures	March 2026	(327,052)	(325,375)	1,677
U.S. Treasury futures sell contracts:
5	USD	U.S. Treasury Note 5 Year Futures	March 2026	$(544,149)	$(544,648)	$(499)
114	USD	U.S. Treasury Note 10 Year Futures	March 2026	(12,716,762)	(12,748,406)	(31,644)
10	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2026	(1,143,508)	(1,141,563)	1,945
Total				$(27,383,596)	$(27,513,504)	$(129,908)
Net unrealized appreciation (depreciation)						$157,380

Centrally cleared credit default swap agreements on credit indices—buy protection9

Referenced obligations	Implied credit spread as of January 31, 2026[10]	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[11]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S45	N/A	USD	1,892	12/20/30	Quarterly	(5.000)%	$(155,391)	$(169,051)	$(13,660)
CDX.NA.IG.S45	N/A	USD	3,899	12/20/30	Quarterly	(1.000)	(88,829)	(92,316)	(3,487)
iTraxx Europe S44	N/A	EUR	1,023	12/20/30	Quarterly	(1.000)	(27,412)	(28,549)	(1,137)
Total							$(271,632)	$(289,916)	$(18,284)

Centrally cleared credit default swap agreements on credit indices—sell protection12

Referenced obligations	Implied credit spread as of January 31, 2026[10]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[11]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.EM.S44	N/A	USD	1,345	12/20/30	Quarterly	(1.000)%	$(29,068)	$(14,595)	$14,473
iTraxx Europe Crossover S44	N/A	EUR	289	12/20/30	Quarterly	(5.000)	35,826	38,898	3,072
Total							$6,758	$24,303	$17,545

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[11]	Payments received by the portfolio[11]	Value	Unrealized appreciation (depreciation)
BRL	43,270	07/01/26	At Maturity	14.600%	1 day BRL CDI	$194	$2,561
BRL	35,516	01/02/31	At Maturity	1 day BRL CDI	13.260%	21,394	37,688
CHF	6,389	03/18/28	Annual	0.048	1 day CHF SARON	(17,910)	(15,930)
CHF	6,181	03/18/28	Annual	0.079	1 day CHF SARON	(22,277)	(22,277)
CHF	6,030	03/18/28	Annual	0.041	1 day CHF SARON	(15,768)	(15,768)
CHF	671	03/18/28	Annual	1 day CHF SARON	0.049	158	153
CHF	1,290	05/19/30	Annual	0.111	1 day CHF SARON	1,121	1,121
CHF	1,290	05/19/30	Annual	0.113	1 day CHF SARON	952	952
CHF	2,807	03/18/31	Annual	0.359	1 day CHF SARON	(25,970)	(25,970)
CHF	2,461	03/18/31	Annual	0.328	1 day CHF SARON	(17,748)	(17,748)
CHF	274	03/18/36	Annual	1 day CHF SARON	0.539	(674)	2,839
CNY	18,567	03/18/31	Quarterly	1.625	7 day CNY Repo Fixing	1,933	2,915
COP	1,944,381	03/18/36	Quarterly	1 day COP IBR	10.227	(21,359)	(18,925)
EUR	2,213	03/18/28	Annual	1 day EUR STR	1.983	197	216
EUR	12,743	12/18/35	Annual	1 day EUR STR	2.900	(91,253)	(91,253)
EUR	13,573	03/19/36	Annual	1 day EUR STR	3.136	39,207	39,207
EUR	6,674	12/19/55	Annual	2.885	1 day EUR STR	211,966	211,966
EUR	8,041	03/20/56	Annual	3.291	1 day EUR STR	(47,450)	(47,450)
EUR	454	03/18/76	Annual	2.922	1 day EUR STR	(4,395)	(7,037)
GBP	24,100	03/18/28	Annual	1 day GBP SONIA	3.465	(36,724)	(36,723)
ILS	168	03/18/36	Annual	1 day ILS SHIR	3.917	846	(50)
INR	7,323	03/18/31	Semi-annual	5.821	6 mo. INR MIBOR	1,237	1,238
JPY	319,427	03/18/28	Annual	1.140	1 day JPY TONA	6,377	4,157
JPY	71,796	03/18/36	Annual	1.812	1 day JPY TONA	9,442	(1,032)
JPY	50,730	03/18/56	Annual	1 day JPY TONA	2.800	(11,746)	3,652
JPY	42,667	03/18/66	Annual	2.897	1 day JPY TONA	11,501	12,465
MXN	54	03/05/36	Monthly	28 day TIIE-Banxico	8.144	19	19
NOK	10,774	03/18/31	Annual	6 mo. NOK NIBOR	4.041	(4,768)	(4,740)
NOK	26,352	03/18/28	Semi-annual	4.162	6 mo. NOK NIBOR	(20)	(1,185)
NZD	2,390	03/18/36	Semi-annual	3 mo. NZD Bank Bill	4.077	(24,055)	(24,001)
THB	1,447	03/18/31	Quarterly	1 day THB THOR	1.401	(210)	(210)
USD	1,495	11/15/52	Annual	3.986	1 day USD SOFR	59,753	59,633
USD	2,334	08/29/28	At Maturity	2.910	U.S. CPI Urban Consumers NSA	(22,415)	(4,808)
ZAR	13,414	01/30/36	Quarterly	3 mo. ZAR JIBAR	8.409	(185)	(185)
ZAR	82	03/18/36	Quarterly	7.583	3 mo. ZAR JIBAR	(78)	(59)
Total						$1,292	$45,431

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

OTC interest rate swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[11]	Payments received by the Portfolio[11]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BOA	CHF	671	03/18/28	At Maturity	0.000%	1 day CHF SARON	$59	$—	$(59)
BOA	CHF	1,290	05/19/30	At Maturity	1 day CHF SARON	0.000%	—	(434)	(434)
BOA	CHF	1,290	05/19/30	At Maturity	1 day CHF SARON	0.000	—	(433)	(433)
							$59	$(867)	$(926)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	EUR	20	02/04/26	At Maturity	1 mo. EUR EURIBOR	BC EU Low Growth SWAP COMP	$—	$(177)	$(177)
BB	EUR	100	02/05/26	At Maturity	1 mo. EUR EURIBOR	BC EU Low Quality Index	—	(1,085)	(1,085)
BB	EUR	(163)	02/05/26	At Maturity	BC EU High Yield Index	1 mo. EUR EURIBOR	—	(22)	(22)
BB	EUR	40	02/05/26	At Maturity	1 mo. EUR EURIBOR	BC EU Value (Cheap) SWAP COMP	—	213	213
BB	EUR	(215)	02/18/26	At Maturity	BC EU Low Yield	1 mo. EUR EURIBOR	—	(268)	(268)
BB	EUR	(241)	02/18/26	At Maturity	BC EU High Momentum	1 mo. EUR EURIBOR	—	(2,297)	(2,297)
BB	EUR	173	03/19/26	At Maturity	1 mo. EUR EURIBOR	BCIISHDF Index	—	(3,949)	(3,949)
BB	USD	(71)	04/29/26	At Maturity	BCUFPRFL Index	1 Day USD SOFR	—	510	510
BB	USD	270	04/29/26	At Maturity	1 Day USD SOFR	BCIICROS Index	—	(2,326)	(2,326)
BB	USD	125	04/29/26	At Maturity	1 Day USD SOFR	Services PCE Sensitivity Index	—	(938)	(938)
BB	EUR	302	05/25/26	At Maturity	1 mo. EUR EURIBOR	Mirror for JPEBPLEY	—	1,912	1,912
BB	USD	41	12/24/26	At Maturity	BCUFPRFL Index	1 Day USD SOFR	—	5,276	5,276
BB	USD	21	12/28/26	At Maturity	1 Day USD SOFR	U.S. Neocloud & Digital Information SWAP COMP	—	1,076	1,076
BB	EUR	(340)	01/11/27	At Maturity	BC EU Low Momentum SWAP COMP	1 mo. EUR EURIBOR	—	6,362	6,362
BB	EUR	144	01/11/27	At Maturity	1 mo. EUR EURIBOR	BC EU Low Volatility SWAP COMP	—	(502)	(502)
BB	USD	59	03/05/27	At Maturity	1 Day USD SOFR	U.S. Physical AI & Robotics SWAP COMP	—	(822)	(822)
BB	EUR	34	12/05/28	At Maturity	0.000%	EU CHEAP VALUE SWAP COMP	—	1,140	1,140
BB	USD	67	01/11/29	At Maturity	1 Day USD SOFR	GS ASIA DEFENSE SWAP COMP	—	695	695
BB	USD	5	02/15/26	At Maturity	1 Day USD SOFR	Netflix, Inc.	—	(1,206)	(1,206)
BB	EUR	19	02/09/26	At Maturity	1 mo. EUR EURIBOR	Airbus SE	—	5,443	5,443
BNP	USD	(8)	11/09/26	At Maturity	0.000	Intuitive Machines Inc	—	202	202
BNP	USD	1,178	11/18/26	At Maturity	1 Day USD SOFR	Dayforce, Inc.	—	36,929	36,929
GS	EUR	(599)	02/18/26	At Maturity	Defense Index	1 mo. EUR EURIBOR	—	13,003	13,003
GS	USD	519	04/29/26	At Maturity	1 Day USD SOFR	BC U.S. Value (Cheap) SWAP COMP	—	(7,945)	(7,945)
GS	USD	60	10/14/27	At Maturity	1 day USD SOFR	Autos Long Basket	—	(1,329)	(1,329)
GS	EUR	210	08/09/28	At Maturity	1 mo. EUR EURIBOR	GS EU Cyclicals SWAP Index	—	4,775	4,775
GS	EUR	(93)	08/16/28	At Maturity	GS EU Defensives SWAP Index	1 mo. EUR EURIBOR	—	(1,190)	(1,190)
GS	USD	131	08/29/28	At Maturity	1 Day USD SOFR	GSCBBZAR SWAP COMP	—	6,399	6,399

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GS	JPY	58	09/07/28	At Maturity	1 mo. JPY LIBOR	SH JP SWAP COMP	$—	$(2)	$(2)
GS	JPY	46	09/21/28	At Maturity	1 mo. JPY LIBOR	GS Japan AI	—	1,041	1,041
GS	USD	971	11/07/28	At Maturity	1 day USD SOFR	AI Conviction	—	32,761	32,761
GS	USD	168	11/29/28	At Maturity	GS U.S. Cyclicals Index	1 Day USD SOFR	—	(4,933)	(4,933)
GS	USD	31	12/06/28	At Maturity	1 Day USD SOFR	GS Turkish Banks Index	—	3,076	3,076
GS	USD	64	01/17/29	At Maturity	1 Day USD SOFR	GS U.S. Uranium	—	(1,721)	(1,721)
GS	USD	184	01/17/29	At Maturity	1 Day USD SOFR	GSMBCHC1 SWAP COMP	—	(708)	(708)
GS	EUR	(11)	01/17/29	At Maturity	0.000%	adidas AG	—	246	246
GS	EUR	(40)	01/17/29	At Maturity	0.000	Puma SE	—	(395)	(395)
GS	EUR	(22)	01/17/29	At Maturity	0.000	HUGO BOSS AG	—	(541)	(541)
GS	GBP	(9)	01/17/29	At Maturity	0.000	Associated British Foods PLC	—	(185)	(185)
GS	GBP	(9)	01/17/29	At Maturity	0.000	B&M European Value Retail SA	—	(291)	(291)
GS	SEK	(9)	01/17/29	At Maturity	0.000	H & M Hennes & Mauritz AB	—	(144)	(144)
GS	USD	(14)	01/17/29	At Maturity	0.000	Brunswick Corp/DE	—	1,160	1,160
GS	USD	(38)	01/17/29	At Maturity	0.000	Columbia Sportswear Co	—	(1,237)	(1,237)
GS	USD	(15)	01/17/29	At Maturity	0.000	Macy's Inc	—	859	859
GS	USD	(17)	01/17/29	At Maturity	0.000	G-III Apparel Group Ltd	—	90	90
GS	USD	(7)	01/17/29	At Maturity	0.000	Kohl's Corp	—	163	163
GS	USD	(25)	01/17/29	At Maturity	0.000	Leggett & Platt Inc	—	1,809	1,809
GS	USD	(46)	01/17/29	At Maturity	0.000	NIKE Inc	—	2,509	2,509
GS	USD	(38)	01/17/29	At Maturity	0.000	VF Corp	—	(137)	(137)
GS	USD	(23)	01/17/29	At Maturity	0.000	Carter's Inc	—	2,108	2,108
GS	USD	(48)	01/17/29	At Maturity	0.000	Under Armour Inc	—	78	78
GS	USD	(29)	01/17/29	At Maturity	0.000	Crocs Inc	—	452	452
GS	USD	(40)	01/17/29	At Maturity	0.000	Lululemon Athletica Inc	—	3,221	3,221
GS	USD	(10)	01/17/29	At Maturity	0.000	Canada Goose Holdings Inc	—	341	341
GS	USD	(15)	01/17/29	At Maturity	0.000	Levi Strauss & Co	—	1,300	1,300
GS	USD	(19)	01/17/29	At Maturity	0.000	Capri Holdings Ltd	—	1,778	1,778
GS	USD	(26)	01/17/29	At Maturity	0.000	Academy Sports & Outdoors Inc	—	1,519	1,519
GS	USD	(28)	01/17/29	At Maturity	0.000	Bath & Body Works Inc	—	578	578
GS	USD	(19)	01/17/29	At Maturity	0.000	Birkenstock Holding Plc	—	794	794
GS	EUR	(41)	01/24/29	At Maturity	Defense Index	1 mo. EUR EURIBOR	—	1,214	1,214
GS	JPY	63	01/24/29	At Maturity	0.000	GS JAPAN ECONOMIC SEC. SWAP COMP	—	(1,627)	(1,627)
JPMCB	USD	7	02/18/26	At Maturity	0.000	BC US LOW VOLATILITY SWAP COMP	—	78	78
JPMCB	USD	(120)	03/31/26	At Maturity	U.S. Pure Value Winners Index	1 Day USD SOFR	—	(311)	(311)
JPMCB	USD	1,898	04/29/26	At Maturity	U.S. Pure Value Winners Index	1 Day USD SOFR	—	86,869	86,869
JPMCB	USD	(339)	04/29/26	At Maturity	U.S. AI Gas SWAP COMP	1 Day USD SOFR	—	6,528	6,528
JPMCB	USD	249	05/22/26	At Maturity	1 day USD SOFR	S&P 500 Consumer Staples Index	—	8,740	8,740
JPMCB	USD	152	05/22/26	At Maturity	1 day USD SOFR	U.S. Pure Value Winners Index	—	13,436	13,436
JPMCB	EUR	6	05/25/26	At Maturity	1 mo. EUR EURIBOR+0.200	Rheinmetall AG	—	504	504
JPMCB	SEK	5	05/25/26	At Maturity	1 mo. SEK STIBOR+0.150	Saab AB	—	2,477	2,477

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	2	05/26/26	At Maturity	Eva Airways Corp.	1 day USD SOFR-0.750	$—	$223	$223
JPMCB	JPY	25	08/03/26	At Maturity	1 mo. JPY LIBOR+0.190	Nippon Sanso Holdings Corp.	—	(2,067)	(2,067)
JPMCB	JPY	97	08/05/26	At Maturity	1 mo. JPY LIBOR	Tokyo Stock Exchange TOPIX Banks Index	—	49,438	49,438
JPMCB	USD	23	08/13/26	At Maturity	JP11DXYL Index	1 Day USD SOFR	—	(917)	(917)
JPMCB	HKD	1	08/28/26	At Maturity	China Eastern Airlines Corp. Ltd.	1 mo. HKD LIBOR-6.000	—	(749)	(749)
JPMCB	HKD	4	08/28/26	At Maturity	Air China Ltd.	1 mo. HKD LIBOR-8.750	—	(845)	(845)
JPMCB	USD	92	10/06/26	At Maturity	1 day USD SOFR+0.250	Morgan Stanley	—	9,111	9,111
JPMCB	USD	26	10/06/26	At Maturity	1 Day USD SOFR+0.200	HEICO Corp.	—	879	879
JPMCB	USD	101	10/08/26	At Maturity	Franco-Nevada Corp.	1 Day USD SOFR-0.150	—	(22,040)	(22,040)
JPMCB	USD	3	10/13/26	At Maturity	1 day USD SOFR+0.250	Reddit, Inc.	—	250	250
JPMCB	BRL	86	10/30/26	At Maturity	1 mo. BRL LIBOR	JPFJBRL1 Index	—	11,253	11,253
JPMCB	USD	(240)	11/26/26	At Maturity	U.S. Pure Value Winners Index	1 Day USD SOFR	—	(4,502)	(4,502)
JPMCB	USD	58	12/31/26	At Maturity	1 Day USD SOFR	U.S. AI Gas SWAP COMP	—	3,876	3,876
JPMCB	BRL	202	01/14/27	At Maturity	1 mo. BRL LIBOR	JPFJBRL2 SWAP COMP	—	18,741	18,741
JPMCB	USD	48	01/14/27	At Maturity	1 Day USD SOFR	USGS CRITICAL MINERALS SWAP COMP	—	9,989	9,989
JPMCB	USD	7	02/01/27	At Maturity	JB Hunt Transport Services, Inc.	1 day USD SOFR-0.1	—	(80)	(80)
JPMCB	USD	143	02/16/27	At Maturity	0.000%	JPUSX7 INDEX SWAP COMP	—	5,219	5,219
JPMCB	USD	41	02/16/27	At Maturity	1 Day USD SOFR	DISTRIBUTED ENERGY SWAP COMP	—	3,790	3,790
JPMCB	USD	171	02/18/27	At Maturity	U.S. Pure Beta Winners	1 Day USD SOFR	—	910	910
JPMCB	USD	18	02/23/27	At Maturity	Verisk Analytics, Inc.	1 Day USD SOFR	—	23	23
JPMCB	USD	(195)	02/23/27	At Maturity	U.S. Pure Quality Winners	1 Day USD SOFR	—	(5,491)	(5,491)
JPMCB	JPY	3	03/04/27	At Maturity	1 mo. JPY LIBOR	Mitsui OSK Lines Ltd	—	310	310
JPMCB	USD	(69)	03/22/27	At Maturity	U.S. Pure Size Laggards	1 Day USD SOFR	—	(2,183)	(2,183)
JPMCB	USD	(94)	03/31/27	At Maturity	Inflation Laggards SWAP COMP	1 Day USD SOFR	—	(1,741)	(1,741)
JPMCB	USD	(94)	03/31/27	At Maturity	U.S. Pure Growth Winners	1 Day USD SOFR	—	(1,882)	(1,882)
JPMCB	USD	94	01/24/29	At Maturity	1 Day USD SOFR	GS GLOBAL SATELLITE SWAP COMP	—	(3,142)	(3,142)
JPMCB	USD	7	08/26/26	At Maturity	1 day USD SOFR	GCI Liberty, Inc.	—	329	329
JPMCB	USD	12	08/25/26	At Maturity	1 day USD SOFR	Chinook Therapeutics, Inc.	—	(289)	(289)
JPMCB	USD	20	08/26/26	At Maturity	1 day USD SOFR	Mirati Therapeutics, Inc.	—	14,093	14,093
MSCI	USD	27,158	04/22/26	At Maturity	1 day USD SOFR	MSFPACE Index	—	(28,180)	(28,180)
MSCI	USD	16	07/17/26	At Maturity	1 Day USD SOFR	Banca Transilvania SA	—	(237)	(237)
MSCI	USD	19	07/17/26	At Maturity	1 Day USD SOFR	Fortune Electric Co. Ltd.	—	1,374	1,374
MSCI	USD	2	07/17/26	At Maturity	1 Day USD SOFR	Qatar Gas Transport Co. Ltd.	—	130	130
MSCI	USD	23	07/17/26	At Maturity	1 Day USD SOFR	ADNOC Drilling Co. PJSC	—	131	131
MSCI	USD	26	07/17/26	At Maturity	1 Day USD SOFR	Aselsan Elektronik Sanayi Ve Ticaret AS	—	(876)	(876)
MSCI	USD	(5)	07/17/26	At Maturity	Evergreen Marine Corp. Taiwan Ltd.	1 day USD SOFR	—	234	234
MSCI	USD	8	07/17/26	At Maturity	0.000	Nanya Technology Corp	—	2,557	2,557

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	3	07/17/26	At Maturity	0.000%	Hua Nan Financial Holdings Co Ltd	$—	$27	$27
MSCI	USD	8	07/17/26	At Maturity	0.000	E.Sun Financial Holding Co Ltd	—	267	267
MSCI	USD	4	07/17/26	At Maturity	0.000	Mega Financial Holding Co Ltd	—	(128)	(128)
MSCI	USD	10	07/17/26	At Maturity	0.000	TS Financial Holding Co Ltd	—	524	524
MSCI	USD	10	07/17/26	At Maturity	0.000	CTBC Financial Holding Co Ltd	—	125	125
MSCI	USD	3	07/17/26	At Maturity	0.000	First Financial Holding Co Ltd	—	(70)	(70)
MSCI	USD	2	07/17/26	At Maturity	0.000	ADATA Technology Co Ltd	—	396	396
MSCI	USD	7	07/17/26	At Maturity	0.000	Winbond Electronics Corp	—	1,731	1,731
MSCI	USD	2	07/17/26	At Maturity	0.000	Shanghai Commercial & Savings Bank Ltd/The	—	(34)	(34)
MSCI	USD	10	07/17/26	At Maturity	0.000	Innodisk Corp	—	1,663	1,663
MSCI	USD	4	03/24/27	At Maturity	1 Day USD SOFR	Hanwha Ocean Co. Ltd.	—	(188)	(188)
MSCI	USD	12	03/24/27	At Maturity	0.750	SK Hynix Inc	—	2,762	2,762
MSCI	USD	6	03/24/27	At Maturity	1 Day USD SOFR	Samsung Heavy Industries Co. Ltd.	—	(15)	(15)
MSCI	USD	20	03/24/27	At Maturity	1 Day USD SOFR	Hyundai Rotem Co. Ltd.	—	1,617	1,617
MSCI	USD	24	03/24/27	At Maturity	1 Day USD SOFR	Hanwha Systems Co. Ltd.	—	779	779
MSCI	USD	4	03/24/27	At Maturity	1 Day USD SOFR	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	—	(141)	(141)
MSCI	USD	5	03/24/27	At Maturity	0.000	Eo Technics Co Ltd	—	1,246	1,246
MSCI	USD	10	03/24/27	At Maturity	0.000	Shinhan Financial Group Co Ltd	—	810	810
MSCI	USD	3	03/24/27	At Maturity	0.000	Industrial Bank of Korea	—	269	269
MSCI	USD	12	03/24/27	At Maturity	0.000	Samsung Electronics Co Ltd	—	1,329	1,329
MSCI	USD	7	03/24/27	At Maturity	0.000	Samsung Electronics Co Ltd	—	718	718
MSCI	USD	7	03/24/27	At Maturity	0.000	Hana Financial Group Inc	—	455	455
MSCI	USD	10	03/24/27	At Maturity	0.000	KB Financial Group Inc	—	602	602
MSCI	USD	7	03/24/27	At Maturity	0.000	Woori Financial Group Inc	—	755	755
MSCI	USD	7	03/24/27	At Maturity	0.000	WONIK IPS Co Ltd	—	3,766	3,766
MSCI	USD	13	10/11/27	At Maturity	1 Day USD SOFR	Thai Oil PCL	—	981	981
MSCI	USD	5	10/11/27	At Maturity	1 Day USD SOFR	Star Petroleum Refining PCL	—	174	174
MSCI	USD	16	01/17/28	At Maturity	0.000	CPFL Energia SA	—	403	403
MSCI	EUR	225	03/04/27	At Maturity	0.000	ArcelorMittal SA	—	11,258	11,258
MSCI	HKD	(270)	01/17/28	At Maturity	0.000	Contemporary Amperex Technology Co Ltd	—	(9,672)	(9,672)
MSCI	SEK	428	01/17/28	At Maturity	0.000	Atlas Copco AB	—	(8,909)	(8,909)
MSCI	USD	111	02/11/27	At Maturity	0.000	Shenzhen Kaifa Technology Co Ltd	—	11,235	11,235
MSCI	USD	116	02/11/27	At Maturity	0.000	Union Semiconductor Hefei Co Ltd	—	(7,092)	(7,092)
MSCI	USD	16	03/24/27	At Maturity	1 Day USD SOFR	HD Hyundai Heavy Industries Co. Ltd.	—	(1,132)	(1,132)
MSCI	EUR	623	02/26/26	At Maturity	1 mo. EUR EURIBOR	Engie SA	—	31,948	31,948
MSCI	EUR	(350)	03/10/26	At Maturity	STOXX Europe 600 Utilities Index	1 mo. EUR EURIBOR	—	(11,487)	(11,487)
MSCI	EUR	1,644	02/26/26	At Maturity	1 mo. EUR EURIBOR	Siemens Energy AG	—	214,174	214,174
MSCI	GBP	549	03/10/26	At Maturity	1 mo. GBP LIBOR	National Grid PLC	—	25,436	25,436
MSCI	USD	494	07/22/26	At Maturity	1 day USD SOFR	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	—	77,695	77,695
MSCI	EUR	762	02/26/26	At Maturity	1 mo. EUR EURIBOR	ENEL SPA	—	1,089	1,089

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

OTC Total return swap agreements—(concluded)

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	113	02/11/27	At Maturity	1 day USD SOFR	Zhejiang Sanhua Intelligent Controls Co. Ltd.	$—	$(7,287)	$(7,287)
MSCI	USD	260	02/11/27	At Maturity	1 Day USD SOFR	POCO Holding Co. Ltd.	—	7,093	7,093
MSCI	USD	183	02/11/27	At Maturity	1 Day USD SOFR	Hubei Zhenhua Chemical Co. Ltd.	—	(25,291)	(25,291)
MSCI	USD	216	02/11/27	At Maturity	0.000%	Cambricon Technologies Corp Ltd	—	(23,314)	(23,314)
MSCI	USD	109	02/11/27	At Maturity	1 Day USD SOFR	Fujian Highton Development Co Ltd	—	26,957	26,957
MSCI	EUR	(391)	03/10/26	At Maturity	STOXX Europe 600 Industrial Goods & Services Index	1 mo. EUR EURIBOR	—	3,737	3,737
							$—	$618,276	$618,276

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	CHF	7,969	USD	10,000	02/18/26	$(326)
BNP	CLP	18,402,700	USD	20,000	02/18/26	(1,056)
BNP	IDR	333,161,600	USD	20,000	02/18/26	155
BNP	USD	10,000	COP	38,338,000	02/18/26	340
BNP	USD	11,658	EUR	10,000	02/18/26	204
BNP	USD	10,000	JPY	1,551,420	02/18/26	38
BNP	USD	5,702	NZD	10,000	02/18/26	323
BNP	TWD	7,397,280	USD	240,000	02/23/26	4,635
BNP	USD	20,000	TWD	629,140	02/23/26	18
BNP	USD	50,000	TWD	1,551,518	02/23/26	(635)
BNP	IDR	167,533,500	USD	10,000	03/17/26	25
BNP	IDR	505,316,700	USD	30,000	03/17/26	(86)
BNP	AUD	10,000	USD	6,651	03/18/26	(312)
BNP	TWD	314,356	USD	10,000	03/18/26	(16)
BNP	USD	30,000	COP	115,526,100	03/18/26	986
BNP	USD	410,000	SGD	524,352	03/18/26	3,426
BNP	HUF	6,428,142	USD	20,000	04/15/26	117
BNP	HUF	6,669,100	USD	20,000	04/15/26	(629)
BNP	SGD	523,405	USD	410,000	04/15/26	(3,463)
BNP	USD	10,000	COP	37,236,800	04/15/26	(75)
BNP	ZAR	492,566	USD	30,000	04/15/26	(334)
BOA	CLP	28,098,800	USD	30,000	02/18/26	(2,151)
BOA	GBP	20,000	USD	26,328	02/18/26	(1,039)
BOA	NOK	101,352	USD	10,000	02/18/26	(523)
BOA	PHP	2,366,300	USD	40,000	02/18/26	(172)
BOA	USD	200,000	CAD	277,773	02/18/26	4,135

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	USD	10,000	COP	38,455,100	02/18/26	$372
BOA	USD	10,000	CZK	206,763	02/18/26	71
BOA	USD	11,679	EUR	10,000	02/18/26	183
BOA	USD	80,000	HUF	26,365,602	02/18/26	1,841
BOA	USD	20,000	JPY	3,103,705	02/18/26	81
BOA	USD	20,000	JPY	3,073,295	02/18/26	(117)
BOA	USD	30,000	NOK	303,438	02/18/26	1,506
BOA	USD	20,000	PHP	1,191,380	02/18/26	225
BOA	USD	70,000	PLN	255,424	02/18/26	1,885
BOA	USD	40,000	SEK	374,235	02/18/26	2,045
BOA	USD	50,000	ZAR	859,182	02/18/26	3,128
BOA	ZAR	348,561	USD	20,000	02/18/26	(1,553)
BOA	USD	10,000	TWD	313,300	02/23/26	(32)
BOA	CHF	7,893	USD	10,000	03/18/26	(258)
BOA	CLP	8,982,200	USD	10,000	03/18/26	(276)
BOA	CZK	618,129	USD	30,000	03/18/26	(117)
BOA	INR	61,526,400	USD	680,000	03/18/26	12,996
BOA	NOK	202,899	USD	20,000	03/18/26	(1,064)
BOA	PLN	179,803	USD	50,000	03/18/26	(601)
BOA	SEK	183,609	USD	20,000	03/18/26	(658)
BOA	USD	13,400	AUD	20,000	03/18/26	525
BOA	USD	280,000	CZK	5,814,339	03/18/26	3,293
BOA	USD	11,792	EUR	10,000	03/18/26	85
BOA	USD	60,000	HUF	19,845,562	03/18/26	1,491
BOA	USD	30,000	JPY	4,632,065	03/18/26	41
BOA	USD	10,000	PHP	591,290	03/18/26	30
BOA	USD	10,000	PHP	588,450	03/18/26	(18)
BOA	USD	20,000	PLN	71,949	03/18/26	248
BOA	ZAR	1,159,606	USD	70,000	03/18/26	(1,559)
BOA	AUD	30,000	USD	20,743	04/15/26	(143)
BOA	CAD	69,175	USD	50,000	04/15/26	(956)
BOA	CLP	8,586,700	USD	10,000	04/15/26	177
BOA	CZK	5,190,470	USD	250,000	04/15/26	(2,982)
BOA	EUR	10,000	USD	11,673	04/15/26	(220)
BOA	HUF	3,200,782	USD	10,000	04/15/26	99
BOA	HUF	6,633,870	USD	20,000	04/15/26	(519)
BOA	KRW	14,382,900	USD	10,000	04/15/26	(19)
BOA	NZD	40,000	USD	24,276	04/15/26	129
BOA	NZD	20,000	USD	11,959	04/15/26	(114)
BOA	PEN	33,441	USD	10,000	04/15/26	90
BOA	PLN	144,946	USD	40,000	04/15/26	(793)
BOA	SEK	642,522	USD	70,000	04/15/26	(2,391)
BOA	USD	13,378	AUD	20,000	04/15/26	545
BOA	USD	438,000	BRL	2,352,279	04/15/26	1,769
BOA	USD	40,000	CAD	54,689	04/15/26	286

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	USD	50,000	CAD	67,581	04/15/26	$(218)
BOA	USD	30,000	CZK	623,922	04/15/26	409
BOA	USD	20,000	CZK	408,210	04/15/26	(104)
BOA	USD	680,000	INR	61,738,560	04/15/26	(12,204)
BOA	USD	10,000	KRW	14,387,600	04/15/26	22
BOA	USD	438,000	MXN	7,634,642	04/15/26	(4,008)
BOA	USD	10,000	PHP	597,090	04/15/26	120
BOA	USD	40,000	PLN	143,388	04/15/26	354
BOA	USD	438,000	ZAR	7,055,961	04/15/26	(3,464)
BOA	ZAR	643,804	USD	40,000	04/15/26	352
BOA	ZAR	815,714	USD	50,000	04/15/26	(235)
CITI	NZD	10,000	USD	5,690	02/18/26	(334)
CITI	THB	322,903	USD	10,000	02/18/26	(272)
CITI	USD	10,000	BRL	54,071	02/18/26	238
DB	CLP	64,158,300	USD	70,000	02/18/26	(3,410)
DB	IDR	1,002,435,000	USD	60,000	02/18/26	290
DB	NOK	3,435,190	USD	340,000	02/18/26	(16,678)
DB	PEN	269,400	USD	80,000	02/18/26	73
DB	USD	13,162	AUD	20,000	02/18/26	765
DB	USD	80,000	CAD	110,179	02/18/26	971
DB	USD	10,000	SEK	93,578	02/18/26	513
DB	USD	20,000	SGD	25,716	02/19/26	238
DB	BRL	1,806,354	USD	330,000	03/18/26	(9,867)
DB	TWD	2,217,390	USD	70,000	03/18/26	(653)
DB	USD	50,000	CLP	45,650,500	03/18/26	2,227
DB	USD	10,000	JPY	1,559,290	03/18/26	113
DB	USD	10,000	KRW	14,438,200	03/18/26	47
DB	USD	340,000	NOK	3,435,785	03/18/26	16,688
DB	USD	50,000	PHP	2,951,880	03/18/26	73
DB	USD	20,000	PLN	71,930	03/18/26	243
DB	EUR	10,000	USD	11,680	04/15/26	(213)
DB	IDR	506,445,000	USD	30,000	04/15/26	(137)
DB	NOK	384,944	USD	40,000	04/15/26	44
DB	PEN	504,586	USD	150,000	04/15/26	470
DB	USD	330,000	BRL	1,818,425	04/15/26	9,962
DB	USD	100,000	CHF	77,076	04/15/26	465
DB	USD	10,000	COP	37,272,000	04/15/26	(66)
DB	USD	10,000	HUF	3,314,598	04/15/26	253
DB	USD	40,000	PHP	2,364,840	04/15/26	82
DB	USD	120,000	TWD	3,797,560	04/15/26	1,208
DB	USD	10,000	TWD	311,600	04/15/26	(55)
GS	BRL	1,985,600	USD	360,000	02/18/26	(15,945)
GS	CLP	27,985,105	USD	30,000	02/18/26	(2,021)
GS	COP	500,444,100	USD	130,000	02/18/26	(4,976)
GS	CZK	419,270	USD	20,000	02/18/26	(422)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	GBP	40,000	USD	52,559	02/18/26	$(2,175)
GS	IDR	1,503,983,000	USD	90,000	02/18/26	413
GS	NZD	10,000	USD	5,617	02/18/26	(407)
GS	PEN	101,367	USD	30,000	02/18/26	(74)
GS	PHP	8,268,810	USD	140,000	02/18/26	(375)
GS	SEK	1,496,055	USD	160,000	02/18/26	(8,081)
GS	THB	12,849,764	USD	400,000	02/18/26	(8,788)
GS	USD	390,000	BRL	2,102,532	02/18/26	8,084
GS	USD	50,000	CAD	69,241	02/18/26	885
GS	USD	150,000	CLP	138,737,246	02/18/26	8,744
GS	USD	110,000	COP	412,262,400	02/18/26	1,193
GS	USD	270,000	CZK	5,585,470	02/18/26	2,059
GS	USD	40,000	HUF	13,244,647	02/18/26	1,112
GS	USD	240,000	IDR	4,021,920,000	02/18/26	(433)
GS	USD	10,000	MXN	184,982	02/18/26	572
GS	USD	310,000	NOK	3,117,268	02/18/26	13,668
GS	USD	140,000	PEN	471,926	02/18/26	13
GS	USD	150,000	PHP	8,860,800	02/18/26	425
GS	USD	80,000	PLN	291,118	02/18/26	1,931
GS	USD	20,000	SEK	188,227	02/18/26	1,147
GS	USD	420,000	THB	13,317,165	02/18/26	3,659
GS	MYR	822,273	USD	200,000	02/19/26	(8,668)
GS	SGD	748,896	USD	580,000	02/19/26	(9,368)
GS	USD	200,000	KRW	291,592,300	02/19/26	2,705
GS	USD	200,000	MYR	817,142	02/19/26	7,365
GS	USD	540,000	SGD	694,445	02/19/26	6,516
GS	IDR	167,261,000	USD	10,000	03/17/26	41
GS	USD	80,000	IDR	1,344,768,000	03/17/26	66
GS	USD	40,000	IDR	668,828,000	03/17/26	(179)
GS	BRL	166,969	USD	30,000	03/18/26	(1,415)
GS	CLP	8,934,335	USD	10,000	03/18/26	(221)
GS	COP	761,800,700	USD	200,000	03/18/26	(4,325)
GS	CZK	5,583,110	USD	270,000	03/18/26	(2,027)
GS	KRW	260,925,721	USD	180,000	03/18/26	(1,567)
GS	MYR	814,304	USD	200,000	03/18/26	(6,771)
GS	NZD	310,000	USD	178,440	03/18/26	(8,509)
GS	PEN	472,408	USD	140,000	03/18/26	(77)
GS	PLN	143,879	USD	40,000	03/18/26	(492)
GS	SGD	680,320	USD	530,000	03/18/26	(6,398)
GS	THB	310,823	USD	10,000	03/18/26	93
GS	THB	12,662,320	USD	400,000	03/18/26	(3,599)
GS	USD	13,281	AUD	20,000	03/18/26	644
GS	USD	360,000	BRL	2,000,997	03/18/26	16,489
GS	USD	50,000	CAD	68,538	03/18/26	428
GS	USD	170,000	COP	654,591,100	03/18/26	5,570

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	USD	20,000	CZK	412,604	03/18/26	$103
GS	USD	13,367	GBP	10,000	03/18/26	315
GS	USD	10,000	JPY	1,552,214	03/18/26	67
GS	USD	510,000	MXN	9,220,420	03/18/26	15,558
GS	USD	200,000	MYR	809,895	03/18/26	5,652
GS	USD	52,417	NZD	90,000	03/18/26	1,858
GS	USD	120,000	PHP	7,095,720	03/18/26	365
GS	USD	10,000	SGD	12,850	03/18/26	132
GS	USD	360,000	THB	11,314,728	03/18/26	645
GS	USD	70,000	TWD	2,209,720	03/18/26	408
GS	ZAR	3,313,775	USD	200,000	03/18/26	(4,491)
GS	CLP	17,257,898	USD	20,000	04/15/26	257
GS	CLP	8,835,335	USD	10,000	04/15/26	(108)
GS	IDR	1,682,730,000	USD	100,000	04/15/26	(135)
GS	MXN	9,246,922	USD	510,000	04/15/26	(15,642)
GS	MYR	930,283	USD	230,000	04/15/26	(6,354)
GS	PEN	437,268	USD	130,000	04/15/26	419
GS	PLN	36,044	USD	10,000	04/15/26	(144)
GS	SEK	182,642	USD	20,000	04/15/26	(578)
GS	USD	10,000	BRL	52,997	04/15/26	(92)
GS	USD	438,000	CLP	378,414,480	04/15/26	(5,096)
GS	USD	438,000	CNY	3,032,788	04/15/26	101
GS	USD	190,000	COP	727,156,600	04/15/26	3,809
GS	USD	458,000	COP	1,713,035,600	04/15/26	(1,425)
GS	USD	50,000	CZK	1,019,736	04/15/26	(298)
GS	USD	10,000	INR	909,940	04/15/26	(158)
GS	USD	180,000	KRW	260,658,149	04/15/26	1,566
GS	USD	20,000	MXN	355,918	04/15/26	232
GS	USD	10,000	MXN	175,819	04/15/26	(6)
GS	USD	30,000	MYR	118,192	04/15/26	29
GS	USD	20,000	MYR	78,287	04/15/26	(110)
GS	USD	178,612	NZD	310,000	04/15/26	8,528
GS	USD	30,000	PHP	1,765,590	04/15/26	(75)
GS	USD	10,000	PLN	35,423	04/15/26	(31)
GS	USD	438,000	TRY	20,107,266	04/15/26	110
GS	USD	10,000	TWD	317,290	04/15/26	127
GS	USD	200,000	ZAR	3,320,585	04/15/26	4,496
GS	ZAR	329,862	USD	20,000	04/15/26	(314)
GS	THB	11,299,608	USD	360,000	04/16/26	(885)
GS	USD	30,000	THB	929,525	04/16/26	(312)
HSBC	CHF	7,958	USD	10,000	02/18/26	(311)
HSBC	SEK	95,092	USD	10,000	02/18/26	(684)
HSBC	SEK	91,248	USD	10,000	03/18/26	(266)
HSBC	USD	438,000	HUF	141,721,470	04/15/26	369
HSBC	USD	438,000	KRW	631,158,000	04/15/26	1,644

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	USD	13,346	GBP	10,000	02/18/26	$337
JPMCB	CNH	6,529,248	USD	942,358	02/27/26	3,088
JPMCB	HUF	254,459,713	EUR	667,898	02/27/26	3,255
JPMCB	HUF	22,301,193	USD	70,000	02/27/26	822
JPMCB	ILS	929,056	USD	300,826	02/27/26	1,049
JPMCB	MXN	62,661,370	USD	3,628,985	02/27/26	50,866
JPMCB	NOK	384,944	USD	40,000	02/27/26	33
JPMCB	PLN	252,824	USD	72,000	02/27/26	848
JPMCB	SEK	1,315,874	USD	149,000	02/27/26	1,094
JPMCB	SGD	565,429	USD	449,772	02/27/26	4,539
JPMCB	USD	765,623	CNH	5,312,504	02/27/26	(1,389)
JPMCB	USD	568,263	HUF	180,655,450	02/27/26	(7,869)
JPMCB	USD	1,134,016	MXN	19,645,652	02/27/26	(12,201)
JPMCB	USD	297,699	NOK	2,857,459	02/27/26	(1,019)
JPMCB	USD	770,943	PLN	2,697,170	02/27/26	(11,881)
JPMCB	USD	1,065,121	SEK	9,361,107	02/27/26	(12,922)
JPMCB	USD	87,000	SGD	109,560	02/27/26	(730)
JPMCB	USD	310,447	ZAR	4,920,045	02/27/26	(6,413)
JPMCB	ZAR	650,466	USD	41,000	02/27/26	805
JPMCB	TRY	7,224,320	USD	149,209	03/16/26	(11,787)
JPMCB	USD	149,000	TRY	7,224,320	03/16/26	11,995
JPMCB	BRL	7,774,367	USD	1,477,000	03/18/26	14,244
JPMCB	BRL	28,014,209	USD	5,063,685	03/18/26	(207,218)
JPMCB	CLP	480,475,284	USD	551,251	03/18/26	1,562
JPMCB	CLP	709,705,896	USD	802,000	03/18/26	(9,941)
JPMCB	COP	427,687,302	USD	115,046	03/18/26	334
JPMCB	COP	6,626,314,870	USD	1,739,578	03/18/26	(37,681)
JPMCB	EGP	45,691,449	USD	877,673	03/18/26	(69,911)
JPMCB	INR	172,995,748	USD	1,896,280	03/18/26	20,844
JPMCB	KRW	1,542,176,959	USD	1,077,438	03/18/26	4,303
JPMCB	KRW	2,464,664,437	USD	1,690,643	03/18/26	(24,409)
JPMCB	PHP	821,730	USD	14,000	03/18/26	61
JPMCB	PHP	63,531,300	USD	1,068,259	03/18/26	(9,423)
JPMCB	THB	9,324,436	USD	294,317	03/18/26	(2,890)
JPMCB	TWD	22,563,487	USD	723,922	03/18/26	4,981
JPMCB	TWD	2,087,470	USD	66,000	03/18/26	(514)
JPMCB	USD	5,676,712	BRL	31,386,236	03/18/26	228,642
JPMCB	USD	532,000	BRL	2,823,009	03/18/26	(848)
JPMCB	USD	1,616,995	CLP	1,489,646,192	03/18/26	87,237
JPMCB	USD	20,000	CLP	17,185,800	03/18/26	(339)
JPMCB	USD	1,423,000	COP	5,465,362,402	03/18/26	42,878
JPMCB	USD	517,213	COP	1,909,829,937	03/18/26	(4,973)
JPMCB	USD	811,424	EGP	45,691,449	03/18/26	136,161
JPMCB	USD	1,753,958	INR	159,434,591	03/18/26	(25,537)
JPMCB	USD	2,099,121	KRW	3,052,937,728	03/18/26	25,288

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	USD	882,000	KRW	1,265,731,530	03/18/26	$(1,232)
JPMCB	USD	62,139	MXN	1,142,093	03/18/26	2,960
JPMCB	USD	61,000	PHP	3,602,999	03/18/26	118
JPMCB	USD	158,000	PHP	9,284,619	03/18/26	(505)
JPMCB	USD	298,353	THB	9,324,436	03/18/26	(1,146)
JPMCB	USD	191,000	TWD	6,033,724	03/18/26	1,250
JPMCB	USD	63,000	TWD	1,974,251	03/18/26	(94)
JPMCB	IDR	17,914,463,290	USD	1,068,609	03/25/26	2,145
JPMCB	IDR	7,122,280,200	USD	422,382	03/25/26	(1,612)
JPMCB	USD	10,000	IDR	167,106,000	03/25/26	(52)
JPMCB	USD	10,000	CHF	7,831	04/15/26	207
JPMCB	USD	13,523	GBP	10,000	04/15/26	159
JPMCB	HKD	3,189,174	USD	415,278	05/08/26	5,869
JPMCB	USD	412,497	HKD	3,189,174	05/08/26	(3,087)
JPMCB	TRY	3,836,000	USD	71,380	09/16/26	(3,453)
JPMCB	USD	1,220,163	EGP	67,312,545	09/16/26	88,978
JPMCB	USD	1,193,098	TRY	63,973,475	09/16/26	54,901
JPMCB	USD	117,436	TRY	6,329,000	09/17/26	5,945
JPMCB	TRY	10,368,000	USD	144,000	09/27/27	(10,519)
JPMCB	USD	143,654	TRY	10,368,000	09/27/27	10,865
JPMCB	USD	149,000	NGN	242,302,000	12/16/26	5,218
MSCI	CZK	5,401,347	USD	260,000	02/18/26	(3,091)
MSCI	HUF	42,631,446	USD	130,000	02/18/26	(2,331)
MSCI	JPY	9,180,150	USD	60,000	02/18/26	605
MSCI	PHP	1,181,680	USD	20,000	02/18/26	(61)
MSCI	PLN	873,447	USD	240,000	02/18/26	(5,820)
MSCI	SEK	94,989	USD	10,000	02/18/26	(672)
MSCI	USD	19,555	AUD	30,000	02/18/26	1,335
MSCI	USD	60,000	CAD	83,769	02/18/26	1,562
MSCI	USD	10,000	HUF	3,306,428	02/18/26	263
MSCI	USD	680,000	INR	60,595,480	02/18/26	(21,885)
MSCI	USD	10,000	JPY	1,558,532	02/18/26	84
MSCI	USD	30,000	JPY	4,624,101	02/18/26	(82)
MSCI	USD	10,000	NOK	101,207	02/18/26	508
MSCI	USD	17,450	NZD	30,000	02/18/26	623
MSCI	USD	10,000	PHP	591,330	02/18/26	39
MSCI	USD	80,000	PLN	290,142	02/18/26	1,656
MSCI	USD	130,000	SEK	1,204,785	02/18/26	5,357
MSCI	USD	270,000	ZAR	4,624,259	02/18/26	15,943
MSCI	ZAR	5,269,979	USD	310,000	02/18/26	(15,871)
MSCI	KRW	294,591,600	USD	200,000	02/19/26	(4,790)
MSCI	MYR	123,734	USD	30,000	02/19/26	(1,400)
MSCI	USD	30,000	MYR	123,414	02/19/26	1,319
MSCI	USD	10,000	SGD	12,883	02/19/26	139
MSCI	USD	20,000	TWD	618,840	02/23/26	(310)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	CNH	13,623,935	USD	1,931,593	02/24/26	$(27,977)
MSCI	USD	703,605	CNH	4,943,028	02/24/26	7,364
MSCI	USD	131,375	CNH	910,225	02/24/26	(455)
MSCI	IDR	167,742,000	USD	10,000	03/17/26	13
MSCI	IDR	504,545,000	USD	30,000	03/17/26	(40)
MSCI	CAD	526,057	USD	380,000	03/18/26	(7,059)
MSCI	CLP	27,012,300	USD	30,000	03/18/26	(903)
MSCI	KRW	71,545,650	USD	50,000	03/18/26	214
MSCI	NZD	30,000	USD	17,468	03/18/26	(623)
MSCI	PLN	180,937	USD	50,000	03/18/26	(921)
MSCI	SEK	921,289	USD	100,000	03/18/26	(3,653)
MSCI	USD	20,000	CAD	27,485	03/18/26	223
MSCI	USD	440,000	CHF	348,743	03/18/26	13,210
MSCI	USD	23,537	EUR	20,000	03/18/26	217
MSCI	USD	13,432	GBP	10,000	03/18/26	250
MSCI	USD	140,000	HUF	46,011,560	03/18/26	2,564
MSCI	USD	210,000	KRW	308,741,350	03/18/26	4,840
MSCI	USD	20,000	MXN	362,944	03/18/26	687
MSCI	USD	46,214	NZD	80,000	03/18/26	2,032
MSCI	USD	140,000	PEN	471,450	03/18/26	(207)
MSCI	USD	40,000	PHP	2,363,620	03/18/26	94
MSCI	USD	100,000	PLN	360,907	03/18/26	1,569
MSCI	USD	130,000	SEK	1,195,652	03/18/26	4,522
MSCI	USD	310,000	ZAR	5,281,007	03/18/26	15,888
MSCI	BRL	248,787	USD	46,517	04/15/26	5
MSCI	BRL	932,266	USD	168,941	04/15/26	(5,350)
MSCI	CHF	355,631	USD	450,000	04/15/26	(13,549)
MSCI	GBP	20,000	USD	26,880	04/15/26	(484)
MSCI	HUF	3,335,552	USD	10,000	04/15/26	(317)
MSCI	IDR	169,067,000	USD	10,000	04/15/26	(61)
MSCI	KRW	43,894,100	USD	30,000	04/15/26	(576)
MSCI	MYR	40,459	USD	10,000	04/15/26	(279)
MSCI	NZD	10,000	USD	6,056	04/15/26	19
MSCI	NZD	30,000	USD	17,316	04/15/26	(795)
MSCI	PEN	472,006	USD	140,000	04/15/26	125
MSCI	PLN	324,877	USD	90,000	04/15/26	(1,430)
MSCI	SEK	1,468,210	USD	160,000	04/15/26	(5,420)
MSCI	SGD	12,751	USD	10,000	04/15/26	(73)
MSCI	USD	1,877,000	AUD	2,712,506	04/15/26	11,421
MSCI	USD	50,202	BRL	274,550	04/15/26	1,126
MSCI	USD	400,000	CAD	552,778	04/15/26	7,197
MSCI	USD	30,000	CHF	23,544	04/15/26	689
MSCI	USD	10,000	CLP	8,956,800	04/15/26	247
MSCI	USD	30,000	CZK	620,901	04/15/26	262
MSCI	USD	12,025	EUR	10,000	04/15/26	(131)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	USD	30,000	IDR	504,590,000	04/15/26	$27
MSCI	USD	60,000	MXN	1,066,834	04/15/26	645
MSCI	USD	50,000	MXN	873,143	04/15/26	(366)
MSCI	USD	20,000	MYR	78,240	04/15/26	(122)
MSCI	USD	10,000	NOK	100,827	04/15/26	466
MSCI	USD	40,000	PLN	141,345	04/15/26	(221)
MSCI	USD	30,000	SGD	37,760	04/15/26	(171)
MSCI	ZAR	159,620	USD	10,000	04/15/26	170
MSCI	ZAR	663,666	USD	40,000	04/15/26	(872)
SCB	AUD	20,000	USD	13,175	02/18/26	(751)
SCB	CHF	7,951	USD	10,000	02/18/26	(302)
SCB	EUR	50,000	USD	58,240	02/18/26	(1,070)
SCB	GBP	50,000	USD	65,697	02/18/26	(2,721)
SCB	IDR	501,217,000	USD	30,000	02/18/26	145
SCB	INR	61,766,440	USD	680,000	02/18/26	9,168
SCB	JPY	10,851,333	USD	70,000	02/18/26	(207)
SCB	MXN	9,776,455	USD	530,000	02/18/26	(28,721)
SCB	NZD	20,000	USD	11,471	02/18/26	(578)
SCB	PEN	101,347	USD	30,000	02/18/26	(68)
SCB	PHP	590,390	USD	10,000	02/18/26	(23)
SCB	SEK	189,765	USD	20,000	02/18/26	(1,320)
SCB	THB	971,014	USD	30,000	02/18/26	(891)
SCB	USD	13,054	AUD	20,000	02/18/26	873
SCB	USD	46,797	EUR	40,000	02/18/26	651
SCB	USD	158,572	GBP	120,000	02/18/26	5,627
SCB	USD	30,000	JPY	4,653,244	02/18/26	106
SCB	USD	10,000	JPY	1,534,649	02/18/26	(71)
SCB	USD	520,000	MXN	9,521,063	02/18/26	24,125
SCB	USD	30,000	PHP	1,770,726	02/18/26	61
SCB	USD	10,000	ZAR	170,635	02/18/26	551
SCB	USD	10,000	SGD	12,887	02/19/26	142
SCB	USD	80,000	TWD	2,493,421	02/23/26	(665)
SCB	IDR	334,450,000	USD	20,000	03/17/26	87
SCB	IDR	168,261,000	USD	10,000	03/17/26	(18)
SCB	AUD	20,000	USD	13,328	03/18/26	(597)
SCB	CAD	68,774	USD	50,000	03/18/26	(602)
SCB	CHF	31,335	USD	40,000	03/18/26	(722)
SCB	EUR	10,000	USD	11,708	03/18/26	(170)
SCB	GBP	30,000	USD	40,085	03/18/26	(964)
SCB	JPY	23,387,047	USD	150,000	03/18/26	(1,676)
SCB	MXN	9,733,564	USD	530,000	03/18/26	(24,806)
SCB	NZD	10,000	USD	5,802	03/18/26	(229)
SCB	PHP	14,264,136	USD	240,000	03/18/26	(1,962)
SCB	SEK	91,429	USD	10,000	03/18/26	(287)
SCB	USD	20,092	AUD	30,000	03/18/26	795

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SCB	USD	80,000	CAD	109,830	03/18/26	$810
SCB	USD	40,000	CHF	31,517	03/18/26	958
SCB	USD	70,820	EUR	60,000	03/18/26	445
SCB	USD	10,000	HUF	3,314,574	03/18/26	270
SCB	USD	680,000	INR	61,885,440	03/18/26	(9,104)
SCB	USD	70,000	JPY	10,824,912	03/18/26	205
SCB	USD	10,000	JPY	1,536,105	03/18/26	(38)
SCB	USD	10,000	KRW	14,440,600	03/18/26	49
SCB	USD	40,000	NOK	401,861	03/18/26	1,720
SCB	USD	104,536	NZD	180,000	03/18/26	4,017
SCB	USD	10,000	PHP	590,215	03/18/26	12
SCB	USD	10,000	SEK	92,409	03/18/26	397
SCB	USD	110,000	SGD	140,820	03/18/26	1,031
SCB	USD	50,000	THB	1,572,115	03/18/26	110
SCB	USD	10,000	TWD	315,836	03/18/26	64
SCB	ZAR	664,534	USD	40,000	03/18/26	(1,008)
SCB	AUD	80,000	USD	56,119	04/15/26	423
SCB	CAD	96,812	USD	70,000	04/15/26	(1,315)
SCB	CHF	7,892	USD	10,000	04/15/26	(287)
SCB	EUR	30,000	USD	35,119	04/15/26	(561)
SCB	GBP	20,000	USD	26,860	04/15/26	(504)
SCB	IDR	676,256,000	USD	40,000	04/15/26	(242)
SCB	JPY	7,664,274	USD	50,000	04/15/26	175
SCB	KRW	29,127,600	USD	20,000	04/15/26	(290)
SCB	NOK	191,630	USD	20,000	04/15/26	109
SCB	NOK	196,371	USD	20,000	04/15/26	(383)
SCB	NZD	30,000	USD	17,416	04/15/26	(695)
SCB	PEN	168,105	USD	50,000	04/15/26	183
SCB	PLN	72,137	USD	20,000	04/15/26	(301)
SCB	SEK	176,187	USD	20,000	04/15/26	149
SCB	SEK	91,694	USD	10,000	04/15/26	(331)
SCB	SGD	12,801	USD	10,000	04/15/26	(112)
SCB	USD	13,400	AUD	20,000	04/15/26	524
SCB	USD	30,000	CAD	40,445	04/15/26	(207)
SCB	USD	20,000	CZK	405,049	04/15/26	(258)
SCB	USD	11,913	EUR	10,000	04/15/26	(19)
SCB	USD	13,676	GBP	10,000	04/15/26	7
SCB	USD	150,000	JPY	23,331,660	04/15/26	1,677
SCB	USD	50,000	JPY	7,623,986	04/15/26	(437)
SCB	USD	10,000	KRW	14,487,100	04/15/26	91
SCB	USD	40,000	MXN	695,892	04/15/26	(442)
SCB	USD	240,000	PHP	14,279,448	04/15/26	2,026
SCB	USD	40,000	SGD	50,309	04/15/26	(258)
SCB	USD	438,000	TWD	13,765,026	04/15/26	1,344
SCB	USD	10,000	TWD	313,062	04/15/26	(8)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SCB	ZAR	160,609	USD	10,000	04/15/26	$109
SCB	ZAR	165,178	USD	10,000	04/15/26	(172)
SG	AUD	50,000	USD	33,232	02/18/26	(1,584)
SG	BRL	219,842	USD	40,000	02/18/26	(1,624)
SG	CAD	538,641	USD	390,000	02/18/26	(5,847)
SG	CHF	314,479	USD	400,000	02/18/26	(7,456)
SG	EUR	10,000	USD	11,627	02/18/26	(235)
SG	GBP	20,000	USD	26,182	02/18/26	(1,184)
SG	IDR	335,300,000	USD	20,000	02/18/26	28
SG	IDR	336,220,000	USD	20,000	02/18/26	(27)
SG	USD	430,000	CHF	340,730	02/18/26	11,469
SG	USD	10,000	PLN	36,624	02/18/26	307
SG	USD	20,000	THB	637,506	02/18/26	281
SG	USD	60,000	TWD	1,874,548	02/23/26	(356)
SG	AUD	100,000	USD	66,904	03/18/26	(2,724)
SG	CHF	339,724	USD	430,000	03/18/26	(11,491)
SG	EUR	80,000	USD	93,650	03/18/26	(1,370)
SG	HUF	69,550,761	USD	210,000	03/18/26	(5,500)
SG	NOK	3,749,401	USD	370,000	03/18/26	(19,246)
SG	USD	39,939	AUD	60,000	03/18/26	1,838
SG	USD	280,000	CAD	385,062	03/18/26	3,319
SG	USD	13,491	GBP	10,000	03/18/26	192
SG	USD	10,000	JPY	1,558,856	03/18/26	110
SG	USD	10,000	JPY	1,537,618	03/18/26	(28)
SG	USD	10,000	NOK	100,756	03/18/26	460
SG	EUR	10,000	USD	11,698	04/15/26	(195)
SG	KRW	14,638,560	USD	10,000	04/15/26	(197)
SG	USD	73,589	AUD	110,000	04/15/26	2,992
SG	USD	10,000	BRL	54,583	04/15/26	205
SG	USD	93,767	EUR	80,000	04/15/26	1,378
SG	USD	27,355	GBP	20,000	04/15/26	9
SG	USD	210,000	HUF	69,672,269	04/15/26	5,508
SG	USD	370,000	NOK	3,750,306	04/15/26	19,250
SG	USD	10,000	TWD	314,456	04/15/26	37
SG	THB	313,890	USD	10,000	04/16/26	(25)
SG	USD	20,000	THB	626,586	04/16/26	12
SG	USD	20,000	THB	620,784	04/16/26	(174)
SSB	CNH	5,312,504	USD	764,543	02/02/26	1,312
SSB	USD	27,598	AUD	39,160	02/02/26	(329)
SSB	USD	765,000	CNH	5,312,504	02/02/26	(1,769)
SSB	USD	9,591	NZD	15,806	02/02/26	(75)
SSB	AUD	34,720	USD	24,329	02/03/26	152
SSB	EUR	5,813	USD	6,936	02/03/26	46
SSB	USD	7,639	AUD	10,901	02/03/26	(48)

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	CAD	377,000	USD	274,817	03/26/26	$(2,664)
SSB	EUR	137,000	USD	161,254	03/26/26	(1,529)
Net unrealized appreciation (depreciation)						$277,930

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$122,198,602	$—	$122,198,602
Non-U.S. government agency obligations	—	2,147,967	—	2,147,967
U.S. Treasury obligations	—	1,521,816	—	1,521,816
Common stocks	88,965,124	136,757	—	89,101,881
Exchange traded funds	2,032,318	—	—	2,032,318
Investment companies	19,292,123	—	—	19,292,123
Warrants	1,553	—	—	1,553
Short-term investments	113,569,430	—	—	113,569,430
Short-term U.S. Treasury obligations	—	6,884,706	—	6,884,706
Options purchased	9,490	—	—	9,490
Equity options purchased	1,229,127	—	—	1,229,127
Foreign exchange options purchased	—	1,454,653	—	1,454,653
Futures contracts	324,162	—	—	324,162
Swap agreements	—	1,229,740	—	1,229,740
Forward foreign currency contracts	—	1,251,916	—	1,251,916
Total	$225,423,327	$136,826,157	$—	$362,249,484
Liabilities
Investments sold short
Common stocks	$(114,998,498)	$—	$—	$(114,998,498)
Preferred stocks	(149,053)	—	—	(149,053)
Exchange traded funds	(16,512,043)	—	—	(16,512,043)
U.S. Treasury obligations	—	(5,212,993)	—	(5,212,993)
Foreign exchange options written	—	(10,651)	—	(10,651)
Equity options written	(698,051)	—	—	(698,051)
Options written	(4,067)	—	—	(4,067)
Futures contracts	(166,782)	—	—	(166,782)
Swap agreements	—	(876,652)	—	(876,652)
Forward foreign currency contracts	—	(973,986)	—	(973,986)
Total	$(132,528,494)	$(7,074,282)	$—	$(139,602,776)

For the period ended January 31, 2026, there were no transfers in or out of Level 3.

PACE Alternative Strategies Investments

Portfolio of investments—January 31, 2026 (unaudited)

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $34,605,342, represented 12.8% of the Portfolio's net assets at period end.

4  In U.S. dollars unless otherwise indicated.

5  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

6  Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

7  Zero coupon bond.

8  Rate shown reflects yield at January 31, 2026.

9  If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

10  Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

11  Payments made or received are based on the notional amount.

12  If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Glossary of terms used in the Portfolio of investments
January 31, 2026 (unaudited)

Portfolio acronyms:

ABS  Asset-backed Security

ACES  Alternative Credit Enhancement Securities

ADR  American Depositary Receipt

AGM  Assured Guaranty Municipal

AID  Anticipation Certificates of Indebtedness

AMBAC  American Municipal Bond Assurance Corporation

AMT  Alternative Minimum Tax

ARM  Adjustable Rate Mortgage

BAM  Build America Mutual

BBSW  Bank Bill Swap Rate

BOBL  Bundesobligationen

CAC  Cotation Assistée en Continu

CBOE  Chicago Board Options Exchange

CDO  Collateralized Debt Obligation

CDI  Certificado de Depósito Interbancário

CDX.EM.S  Markit Emerging Markets Index

CDX.NA.HY.S  Markit North American High Yield

CJSC  Closed Joint Stock Company

CLO  Collateralized Loan Obligation

CMT  Constant Maturity Treasury Index

COFI  Cost of Funds Index

COP  Certificate of Participation

CORRA  Canadian Overnight Repo Rate Average

CPI  Consumer Price Index

DAC  Designated Activity Company

DIP  Debtor-in-possession

ETF  Exchange Traded Fund

EURIBOR  Euro Interbank Offered Rate

FHA  Federal Housing Administration

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

FRN  Floating Rate Note

GDR  Global Depositary Receipt

GMAC  General Motors Acceptance Corporation

GNMA  Government National Mortgage Association

GO  General Obligation

GSAMP  Goldman Sachs Asset Mortgage Passthrough

GTD  Guaranteed

IO  Interest Only

JSC  Joint Stock Company

LIBOR  London Interbank Offered Rate

MGIC  Mortgage Guaranty Insurance Corporation

MKM  MKM Partners

MTA  Monthly Treasury Average Index

NIBOR  Norway Three Month Interbank Rate

NVDR  Non-Voting Depository Receipt

OAT  Obligation Assimilables du Trésor (French Government Bonds)

OBFR  Overnight Bank Funding Rate

OTC  Over The Counter

PJSC  Private Joint Stock Company

PLC  Public Limited Company

PO  Principal Only

PRIBOR  Prague Interbank Offered Rate

PSF  Permanent School Fund

RASC  Retirement Administration Service Center

RBA IOCR  RBA Interbank Overnight Cash Rate

REIT  Real Estate Investment Trust

REMIC  Real Estate Mortgage Investment Conduit

RFUCCT  Refinitiv USD IBOR Consumer Cash Fallbacks

RPI  Retail Price Index

SARON  Swiss Average Rate Overnight

SBA  Small Business Administration

SIFMA  Municipal Swap Index Yield

SOFR  Secured Overnight Financing Rate

SONIA  Sterling Overnight Index Average

SPDR  Standard and Poor's Depository Receipts

STR  Short-term rate

STRIP  Separate Trading of Registered Interest and Principal of Securities

TBA  To-Be-Announced Security

TIPS  Treasury inflation protected securities

TONA  Tokyo Overnight Average Rate

UMBS  Uniform Mortgage-Backed Securities

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

WIBOR  Warsaw Interbank Offer Rate

Currency type abbreviations:

ARS  Argentine Peso

AUD  Australian Dollar

BRL   Brazilian Real

CAD  Canadian Dollar

CHF   Swiss Franc

CLP  Chilean Peso

CNH  Chinese Yuan Renminbi Offshore

CNY   Chinese Yuan Renminbi

COP  Colombian Peso

CZK  Czech Koruna

DKK  Danish Krone

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peruvian Sol

PHP  Philippine Peso

PLN  Polish Zloty

RON  Romanian Leu

RUB  Russian Ruble

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thai Baht

TRY  Turkish Lira

TWD   Taiwan Dollar

USD   United States Dollar

ZAR   South African Rand

Counterparty acronyms:

ANZ  Australia and New Zealand Banking Group

BB  Barclays Bank PLC

BNP  BNP Paribas

BOA  Bank of America

CIBC  Canadian Imperial Bank of Commerce

CITI  Citibank NA

CSI  Credit Suisse International

DB  Deutsche Bank AG

GS  Goldman Sachs

GSI  Goldman Sachs International

HSBC  HSBC Bank PLC

JPMCB  JPMorgan Chase Bank

MCM  ED&F Man Capital Markets, Inc.

MSCI  Morgan Stanley & Co. International PLC

NW  National Westminster

OCC  Options Clearing Corp.

RBC  Royal Bank of Canada

RBS  Royal Bank of Scotland PLC

SCB  Standard Chartered Bank

SG  Societe Generale

SSB  State Street Bank and Trust Co.

TD  Toronto-Dominion Bank

WBC  Westpac Banking Corp.

WF  Wells Fargo Investment LLC

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of assets and liabilities
January 31, 2026 (unaudited)

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Assets:
Investments, at cost
Investments	$2,143,459,673	$359,045,754	$197,090,761
Repurchase agreements	730,946,282	—	—
Foreign currency	—	—	32
Investments, at value
Investments[1]	$2,143,459,673	$344,517,296	$198,907,050
Repurchase agreements, at value	730,946,282	—	—
Foreign currency	—	—	34
Cash	287	32,644	—
Cash collateral on futures	—	767,872	1,779,400
Cash collateral on swap agreements	—	1,786,000	—
Receivable for investments sold	—	246,673,650	1,325
Receivable for TBAs	—	129,931,902	—
Receivable for fund shares sold	12,184,467	58,400	109,782
Receivable for interest and dividends	5,557,487	683,110	1,817,190
Receivable for variation margin on swap agreements	—	94,964	—
Other assets	125,717	24,949	25,601
Total assets	2,892,273,913	724,570,787	202,640,382
Liabilities:
Reverse repurchase agreements, at value (cost—$0, $32,215,662 and $0, respectively)	—	32,215,662	—
Investments sold short, at value (proceeds—$0, $89,133,765 and $0, respectively)	—	89,262,069	—
Options and swaptions written, at value (premiums received $0, $146,527 and $0, respectively)	—	103,724	—
Due to broker	—	280,000	—
Payable for cash collateral from securities loaned	—	—	4,321,215
Payable for investments purchased	—	1,556,465	559,600
Payable for TBA when issued	—	434,077,162	—
Payable for fund shares redeemed	14,864,261	193,314	197,633
Payable for dividend and interest expense on investments sold short	—	28,878	—
Dividends payable to shareholders	4,537,084	—	—
Payable to affiliate	599,682	82,810	99,174
Payable to custodian	34,663	80,050	116,900
Payable for variation margin on futures contracts	—	363,310	1,864,665
Accrued expenses and other liabilities	339,721	183,116	176,084
Total liabilities	20,375,411	558,426,560	7,335,271
Net assets	$2,871,898,502	$166,144,227	$195,305,111

1  Includes $0, $0 and $5,103,462, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2026 (unaudited)

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$2,871,851,194	$238,792,530	$235,707,217
Distributable earnings (accumulated losses)	47,308	(72,648,303)	(40,402,106)
Net assets	$2,871,898,502	$166,144,227	$195,305,111
Class A
Net assets	$—	$14,364,532	$6,863,442
Shares outstanding	—	1,376,628	649,775
Net asset value per share	$—	$10.43	$10.56
Maximum offering price per share	$—	$10.84	$10.97
Class P
Net assets	$2,871,898,502	$151,779,695	$188,441,669
Shares outstanding	2,871,849,627	14,540,069	17,835,264
Net asset value, offering price and redemption value per share[2]	$1.00	$10.44	$10.57

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2026 (unaudited)

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Assets:
Investments, at cost
Investments	$451,399,201	$150,854,803	$161,923,710
Foreign currency	2,133,719	—	798,165
Investments, at value
Investments[1]	$450,827,738	$151,507,483	$163,542,558
Foreign currency	2,176,385	—	794,837
Cash collateral on futures	3,128,619	—	718,827
Cash collateral on swap agreements	1,165,000	—	—
Cash collateral for forward foreign currency contracts	90,000	—	—
Receivable for investments sold	62,943	—	304
Receivable for investments sold short	1,362,003	—	—
Receivable for TBAs	18,529,520	—	—
Receivable for fund shares sold	249,598	187,243	23,070
Receivable for interest and dividends	3,946,258	1,620,043	1,881,200
Receivable for foreign tax reclaims	7,685	—	—
Receivable for variation margin on futures contracts	—	—	33,491
Receivable for variation margin on swap agreements	156,672	—	—
Deferred receivable for funds borrowed	5,268	—	—
OTC swap agreements, at value[2]	284,967	—	—
Unrealized appreciation on forward foreign currency contracts	165,405	—	997,592
Other assets	27,045	24,074	24,744
Total assets	482,185,106	153,338,843	168,016,623
Liabilities:
Investments sold short, at value (proceeds—$675,881, $0 and $0, respectively)	675,748	—	—
Options and swaptions written, at value (premiums received $13,404, $0 and $0, respectively)	10,764	—	—
Due to broker	156,087	—	—
Payable for cash collateral from securities loaned	10,030,983	—	1,647,160
Payable for investments purchased	1,279,563	—	576,797
Payable for TBA when issued	40,071,511	—	—
Payable for fund shares redeemed	667,892	31,607	221,600
Payable to affiliate	275,436	89,982	84,573
Payable to custodian	369,651	3,768	124,761
Payable for foreign withholding taxes and foreign capital gains taxes	—	—	6,305
Payable for dollar roll transactions	13,029,529	—	—
Payable for variation margin on futures contracts	2,489,866	—	—
Unrealized depreciation on forward foreign currency contracts	259,174	—	614,944
Accrued expenses and other liabilities	228,022	113,298	193,165
Total liabilities	69,544,226	238,655	3,469,305
Net assets	$412,640,880	$153,100,188	$164,547,318

1  Includes $13,234,208, $0 and $2,978,779, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

2  Net upfront payments received by PACE Strategic Fixed Income Investments was $259,924. Net upfront payment made by PACE Strategic Fixed Income Investments was $185.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2026 (unaudited)

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$513,058,899	$156,076,656	$197,771,503
Distributable earnings (accumulated losses)	(100,418,019)	(2,976,468)	(33,224,185)
Net assets	$412,640,880	$153,100,188	$164,547,318
Class A
Net assets	$6,099,300	$19,340,858	$11,961,091
Shares outstanding	512,507	1,552,813	1,465,057
Net asset value per share	$11.90	$12.46	$8.16
Maximum offering price per share	$12.36	$12.75	$8.48
Class P
Net assets	$406,541,580	$133,759,330	$152,586,227
Shares outstanding	34,191,065	10,732,747	18,801,408
Net asset value, offering price and redemption value per share[3]	$11.89	$12.46	$8.12

3  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2026 (unaudited)

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Assets:
Investments, at cost
Investments	$167,139,851	$656,597,458	$573,727,852
Foreign currency	454,406	122	—
Investments, at value
Investments[1]	$164,065,051	$808,928,676	$724,356,576
Foreign currency	459,353	124	—
Cash	397,811	—	—
Receivable for investments sold	1,039,564	5,329,751	5,751,034
Receivable for fund shares sold	19,327	76,379	153,483
Receivable for interest and dividends	2,945,080	584,188	283,065
Receivable for foreign tax reclaims	2,704	256,955	16,342
Unrealized appreciation on forward foreign currency contracts	7,653	—	—
Other assets	41,688	29,266	29,483
Total assets	168,978,231	815,205,339	730,589,983
Liabilities:
Payable for cash collateral from securities loaned	27,835	17,088,799	8,647,413
Payable for investments purchased	1,349,425	1,633,259	9,075,994
Payable for fund shares redeemed	513,616	960,409	1,409,469
Payable to affiliate	140,929	1,066,618	968,672
Payable to custodian	17,249	66,302	34,779
Payable for foreign withholding taxes and foreign capital gains taxes	689	16,787	—
Unrealized depreciation on forward foreign currency contracts	445,283	—	—
Accrued expenses and other liabilities	157,103	270,139	198,709
Total liabilities	2,652,129	21,102,313	20,335,036
Net assets	$166,326,102	$794,103,026	$710,254,947

1  Includes $27,825, $28,753,718 and $8,726,906, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2026 (unaudited)

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$205,635,653	$623,865,244	$533,252,456
Distributable earnings (accumulated losses)	(39,309,551)	170,237,782	177,002,491
Net assets	$166,326,102	$794,103,026	$710,254,947
Class A
Net assets	$1,689,043	$93,186,396	$41,265,568
Shares outstanding	189,392	4,159,748	3,142,054
Net asset value per share	$8.92	$22.40	$13.13
Maximum offering price per share	$9.27	$23.70	$13.89
Class P
Net assets	$156,661,969	$700,916,630	$668,989,379
Shares outstanding	17,657,285	31,532,475	41,580,023
Net asset value, offering price and redemption value per share[2]	$8.87	$22.23	$16.09
Class P2
Net assets	$7,975,090	$—	$—
Shares outstanding	869,915	—	—
Net asset value and offering price per share	$9.17	$—	$—

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2026 (unaudited)

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Assets:
Investments, at cost
Investments	$244,775,696	$241,224,395	$678,186,588
Foreign currency	—	—	134,591
Investments, at value
Investments[1]	$284,219,554	$259,224,782	$907,241,903
Foreign currency	—	—	134,393
Cash	13,462	1,227	—
Receivable for investments sold	62,471	768,707	1,037,954
Receivable for fund shares sold	40,971	49,506	58,109
Receivable for interest and dividends	83,952	20,226	448,187
Receivable for foreign tax reclaims	13,085	—	6,474,635
Other assets	25,422	25,817	34,684
Total assets	284,458,917	260,090,265	915,429,865
Liabilities:
Investments sold short, at value (proceeds—$0, $0 and $101,673,799, respectively)	—	—	103,645,836
Payable for cash collateral from securities loaned	21,241,901	16,277,746	43,058,184
Payable for investments purchased	136,037	1,065,288	751,102
Payable for fund shares redeemed	369,077	399,640	1,110,401
Payable for dividend and interest expense on investments sold short	—	—	87,860
Payable to affiliate	334,886	336,412	1,071,222
Payable to custodian	20,267	42,128	205,142
Payable for foreign withholding taxes and foreign capital gains taxes	—	—	74,531
Accrued expenses and other liabilities	173,450	171,147	341,842
Total liabilities	22,275,618	18,292,361	150,346,120
Net assets	$262,183,299	$241,797,904	$765,083,745

1  Includes $21,891,271, $18,634,245 and $53,474,581, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2026 (unaudited)

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$217,469,214	$216,145,172	$526,733,600
Distributable earnings (accumulated losses)	44,714,085	25,652,732	238,350,145
Net assets	$262,183,299	$241,797,904	$765,083,745
Class A
Net assets	$10,803,059	$13,891,247	$26,812,651
Shares outstanding	622,410	1,157,300	1,336,074
Net asset value per share	$17.36	$12.00	$20.07
Maximum offering price per share	$18.37	$12.70	$21.24
Class P
Net assets	$251,380,240	$227,906,657	$719,997,514
Shares outstanding	13,670,664	15,835,310	36,342,719
Net asset value, offering price and redemption value per share[3]	$18.39	$14.39	$19.81
Class P2
Net assets	$—	$—	$18,273,580
Shares outstanding	—	—	896,922
Net asset value and offering price per share	$—	$—	$20.37

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
January 31, 2026 (unaudited)

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Assets:
Investments, at cost
Investments	$410,594,406	$56,038,629	$340,933,338
Foreign currency	131,858	22	919,281
Investments, at value
Investments[1]	$564,486,282	$57,474,836	$359,443,666
Foreign currency	131,665	22	917,139
Cash	—	2,106	615,709
Cash collateral on options	—	—	10,572,260
Cash collateral on futures	—	—	905,340
Cash collateral on swap agreements	—	—	2,761,404
Cash Collateral for short sales	—	—	29,584,449
Cash collateral for forward foreign currency contracts	—	—	20,000
Receivable for investments sold	5,563,047	—	6,436,160
Receivable for investments sold short	—	—	3,556,370
Receivable for fund shares sold	344,541	14,142	53,432
Receivable for interest and dividends	1,355,795	131,767	885,052
Receivable for foreign tax reclaims	31,799	24,728	192,108
Receivable from affiliate	—	5,844	—
Receivable for variation margin on futures contracts	—	—	2,213,012
Receivable for variation margin on swap agreements	—	—	899,027
OTC swap agreements, at value	—	—	824,545
Unrealized appreciation on forward foreign currency contracts	—	—	1,251,916
Other assets	37,745	24,293	40,307
Total assets	571,950,874	57,677,738	421,171,896
Liabilities:
Investments sold short, at value (proceeds—$0, $0 and $123,867,275, respectively)	—	—	136,872,587
Options and swaptions written, at value (premiums received $0, $0 and $848,769, respectively)	—	—	712,769
Due to broker	—	—	228,610
Payable for bank loan	1,234,990	—	—
Payable for cash collateral from securities loaned	4,172,924	3,958,696	—
Payable for investments purchased	3,731,899	36,402	7,548,097
Payable for fund shares redeemed	12,410,562	34,257	751,210
Payable for dividend and interest expense on investments sold short	—	—	432,701
Payable to affiliate	681,614	—	289,490
Payable to custodian	478,007	20,957	1,405,855
Payable for foreign withholding taxes and foreign capital gains taxes	911,666	26,889	2,101
Payable for variation margin on centrally cleared swap agreements	—	—	13,466
OTC swap agreements, at value	—	—	207,195
Unrealized depreciation on forward foreign currency contracts	—	—	973,986
Accrued expenses and other liabilities	289,931	157,352	320,430
Total liabilities	23,911,593	4,234,553	149,758,497
Net assets	$548,039,281	$53,443,185	$271,413,399

1  Includes $12,114,845, $4,700,468 and $0, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (concluded)
January 31, 2026 (unaudited)

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$377,114,221	$70,501,051	$278,002,171
Distributable earnings (accumulated losses)	170,925,060	(17,057,866)	(6,588,772)
Net assets	$548,039,281	$53,443,185	$271,413,399
Class A
Net assets	$3,424,182	$123,420	$2,966,582
Shares outstanding	184,757	18,438	289,401
Net asset value per share	$18.53	$6.69	$10.25
Maximum offering price per share	$19.61	$7.08	$10.85
Class P
Net assets	$280,351,413	$53,319,765	$250,105,372
Shares outstanding	15,077,751	8,377,188	24,376,861
Net asset value, offering price and redemption value per share[2]	$18.59	$6.36	$10.26
Class P2
Net assets	$264,263,686	$—	$18,341,445
Shares outstanding	13,880,154	—	1,753,082
Net asset value and offering price per share	$19.04	$—	$10.46

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations
For the six months ended January 31, 2026 (unaudited)

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Investment income:
Dividends	$—	$—	$204,229
Interest	60,609,011	4,238,016	5,740,262
Securities lending	—	—	25,450
Foreign tax withheld	—	(16,119)	—
Total income	60,609,011	4,221,897	5,969,941
Expenses:
Investment advisory and administration fees	3,710,051	472,016	551,869
Service fees—Class A	—	18,823	8,880
Transfer agency fees	211,335	124,703	117,677
Custody and fund accounting fees	44,180	61,787	22,700
Trustees fees	20,767	11,794	11,872
Professional services fees	58,315	93,576	89,229
Printing and shareholder report fees	110,885	23,857	20,360
Federal and state registration fees	98,523	22,882	23,396
Insurance expense	10,617	668	760
Interest expense	—	683,046	—
Other expenses	41,249	39,964	32,682
Total expenses	4,305,922	1,553,116	879,425
Fee waivers and/or expense reimbursements by investment manager and administrator*	(1,929,227)	(233,335)	(258,472)
Net expenses	2,376,695	1,319,781	620,953
Net investment income (loss)	58,232,316	2,902,116	5,348,988
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	44,885	2,562,949	877,334
Securities sold short	—	(2,472,598)	—
Options and swaptions written	—	140,326	—
Futures contracts	—	424,028	2,925,746
Swap agreements	—	500,924	—
Net realized gain (loss)	44,885	1,155,629	3,803,080
Change in net unrealized appreciation (depreciation) on:
Investments	—	5,097,877	31,116
Investments sold short	—	(247,738)	—
Options and swaptions written	—	(37,545)	—
Futures contracts	—	(357,440)	(2,325,245)
Swap agreements	—	(166,483)	—
Translation of other assets and liabilities denominated in foreign currency	—	—	2
Net change in unrealized appreciation (depreciation)	—	4,288,671	(2,294,127)
Net realized and unrealized gain (loss)	44,885	5,444,300	1,508,953
Net increase (decrease) in net assets resulting from operations	$58,277,201	$8,346,416	$6,857,941

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the six months ended January 31, 2026 (unaudited)

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Investment income:
Dividends	$308,724	$—	$—
Interest	11,914,103	2,618,381	3,653,518
Securities lending	48,960	—	2,337
Foreign tax withheld	(2,501)	—	(11,520)
Total income	12,269,286	2,618,381	3,644,335
Expenses:
Investment advisory and administration fees	1,122,877	388,269	504,973
Service fees—Class A	7,757	24,565	15,364
Transfer agency fees	151,969	23,293	132,983
Custody and fund accounting fees	163,885	12,998	109,436
Trustees fees	12,642	11,774	11,783
Professional services fees	104,308	74,800	96,748
Printing and shareholder report fees	21,502	15,152	24,062
Federal and state registration fees	23,707	22,766	22,694
Insurance expense	1,630	666	670
Interest expense	259,815	—	—
Other expenses	49,142	29,801	31,987
Total expenses	1,919,234	604,084	950,700
Fee waivers and/or expense reimbursements by investment manager and administrator*	(273,839)	(136,892)	(232,061)
Net expenses	1,645,395	467,192	718,639
Net investment income (loss)	10,623,891	2,151,189	2,925,696
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	1,107,084	(413,301)	2,243,755
Options and swaptions written	82,116	—	—
Futures contracts	3,761,889	—	262,361
Swap agreements	142,449	—	—
Forward foreign currency contracts	22,983	—	(786,341)
Foreign currency transactions	12,627	—	54,100
Net realized gain (loss)	5,129,148	(413,301)	1,773,875
Change in net unrealized appreciation (depreciation) on:
Investments	2,470,997	6,639,552	936,048
Investments sold short	133	—	—
Options and swaptions written	(21,025)	—	—
Futures contracts	(2,866,839)	—	(5,532)
Swap agreements	(45,078)	—	—
Forward foreign currency contracts	(166,637)	—	652,476
Translation of other assets and liabilities denominated in foreign currency	380,918	—	23,344
Net change in unrealized appreciation (depreciation)	(247,531)	6,639,552	1,606,336
Net realized and unrealized gain (loss)	4,881,617	6,226,251	3,380,211
Net increase (decrease) in net assets resulting from operations	$15,505,508	$8,377,440	$6,305,907

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the six months ended January 31, 2026 (unaudited)

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Investment income:
Dividends	$4,632	$8,508,691	$3,028,117
Interest	5,980,889	506,208	266,845
Securities lending	8	24,912	7,626
Foreign tax withheld	(916)	(73,476)	(11,007)
Total income	5,984,613	8,966,335	3,291,581
Expenses:
Investment advisory and administration fees	601,044	2,984,480	3,041,981
Service fees—Class A	2,231	113,831	56,949
Transfer agency fees	111,106	184,006	173,777
Custody and fund accounting fees	25,136	108,528	79,848
Trustees fees	11,797	13,788	13,875
Professional services fees	79,176	80,460	77,748
Printing and shareholder report fees	15,635	33,487	27,514
Federal and state registration fees	26,312	23,885	24,039
Insurance expense	688	2,955	2,986
Interest expense	—	—	6,307
Other expenses	45,831	42,731	54,178
Total expenses	918,956	3,588,151	3,559,202
Fee waivers and/or expense reimbursements by investment manager and administrator*	(173,895)	(6,853)	(113,663)
Net expenses	745,061	3,581,298	3,445,539
Net investment income (loss)	5,239,552	5,385,037	(153,958)
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	(1,868,486)	40,418,967	62,528,018
Forward foreign currency contracts	147,373	(60,973)	—
Foreign currency transactions	537,239	(9,325)	57
Net realized gain (loss)	(1,183,874)	40,348,669	62,528,075
Change in net unrealized appreciation (depreciation) on:
Investments	4,143,455	57,406,293	(51,282,972)
Forward foreign currency contracts	(1,627,022)	60,973	—
Translation of other assets and liabilities denominated in foreign currency	10,517	10,940	—
Net change in unrealized appreciation (depreciation)	2,526,950	57,478,206	(51,282,972)
Net realized and unrealized gain (loss)	1,343,076	97,826,875	11,245,103
Net increase (decrease) in net assets resulting from operations	$6,582,628	$103,211,912	$11,091,145
*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the six months ended January 31, 2026 (unaudited)

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Investment income:
Dividends	$2,459,294	$414,673	$8,681,580
Interest	59,656	57,585	105,824
Securities lending	18,541	24,763	67,484
Foreign tax withheld	(105)	(6,181)	(476,904)
Total income	2,537,386	490,840	8,377,984
Expenses:
Investment advisory and administration fees	1,033,644	1,012,916	3,358,254
Service fees—Class A	13,474	18,467	32,602
Transfer agency fees	163,435	162,400	174,154
Custody and fund accounting fees	38,238	47,121	198,947
Trustees fees	12,120	12,069	13,549
Professional services fees	75,670	73,491	102,673
Printing and shareholder report fees	22,204	23,928	28,681
Federal and state registration fees	22,823	23,280	30,732
Insurance expense	1,084	992	2,615
Interest expense	—	—	9,805
Dividend expense	—	—	856,403
Prime services fees	—	—	457,300
Other expenses	43,603	43,974	69,654
Total expenses	1,426,295	1,418,638	5,335,369
Fee waivers and/or expense reimbursements by investment manager and administrator*	(69,083)	(36,117)	(266,680)
Net expenses	1,357,212	1,382,521	5,068,689
Net investment income (loss)	1,180,174	(891,681)	3,309,295
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments (including foreign capital gain tax expense of $0, $0 and $33,011, respectively)	8,699,479	12,055,344	54,048,405
Securities sold short	—	—	(3,259,673)
Foreign currency transactions	—	—	(43,615)
Net realized gain (loss)	8,699,479	12,055,344	50,745,117
Change in net unrealized appreciation (depreciation) on:
Investments (net of change in deferred foreign capital gain taxes of $0, $0 and $20,626, respectively)	21,018,782	3,266,580	65,521,605
Investments sold short	—	—	(3,649,564)
Translation of other assets and liabilities denominated in foreign currency	—	—	302,903
Net change in unrealized appreciation (depreciation)	21,018,782	3,266,580	62,174,944
Net realized and unrealized gain (loss)	29,718,261	15,321,924	112,920,061
Net increase (decrease) in net assets resulting from operations	$30,898,435	$14,430,243	$116,229,356

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (concluded)
For the six months ended January 31, 2026 (unaudited)

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Investment income:
Dividends	$5,427,075	$929,865	$2,893,364
Interest	148,713	19,563	3,965,480
Securities lending	29,019	5,012	—
Foreign tax withheld	(607,949)	(28,375)	(229,518)
Total income	4,996,858	926,065	6,629,326
Expenses:
Investment advisory and administration fees	2,557,729	216,149	1,949,227
Service fees—Class A	4,007	154	3,940
Transfer agency fees	168,381	110,577	87,416
Custody and fund accounting fees	273,834	37,267	1,020,461
Trustees fees	12,565	11,386	12,276
Professional services fees	102,279	73,457	156,558
Printing and shareholder report fees	34,206	18,718	32,723
Federal and state registration fees	30,622	21,035	29,302
Insurance expense	1,509	228	1,260
Interest expense	13,047	—	—
Dividend expense	—	—	785,489
Prime services fees	—	—	287,854
Other expenses	27,849	31,566	61,935
Total expenses	3,226,028	520,537	4,428,441
Fee waivers and/or expense reimbursements by investment manager and administrator*	(626,734)	(196,160)	(1,127,989)
Net expenses	2,599,294	324,377	3,300,452
Net investment income (loss)	2,397,564	601,688	3,328,874
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments (including foreign capital gain tax expense of $593,664, $0 and $0, respectively)	42,104,347	(1,659,636)	13,789,093
Securities sold short	—	—	(11,986,390)
Options and swaptions written	—	—	801,607
Futures contracts	—	—	(39,175)
Swap agreements	—	—	2,743,046
Forward foreign currency contracts	—	—	(81,273)
Foreign currency transactions	(285,715)	(5,146)	(37,564)
Net realized gain (loss)	41,818,632	(1,664,782)	5,189,344
Change in net unrealized appreciation (depreciation) on:
Investments (net of change in deferred foreign capital gain taxes of $685,269, $0 and $0, respectively)	83,650,689	3,756,724	8,439,471
Investments sold short	—	—	(6,219,979)
Options and swaptions written	—	—	374,044
Futures contracts	—	—	248,580
Swap agreements	—	—	58,684
Forward foreign currency contracts	—	—	385,408
Translation of other assets and liabilities denominated in foreign currency	(10,324)	3,492	39,148
Net change in unrealized appreciation (depreciation)	83,640,365	3,760,216	3,325,356
Net realized and unrealized gain (loss)	125,458,997	2,095,434	8,514,700
Net increase (decrease) in net assets resulting from operations	$127,856,561	$2,697,122	$11,843,574

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets

	UBS Government Money Market Investments Fund		PACE Mortgage-Backed Securities Fixed Income Investments
	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025
From operations:
Net investment income (loss)	$58,232,316	$129,967,630	$2,902,116	$5,830,270
Net realized gain (loss)	44,885	5,084	1,155,629	2,590,206
Net change in unrealized appreciation (depreciation)	—	—	4,288,671	(3,481,605)
Net increase (decrease) in net assets resulting from operations	58,277,201	129,972,714	8,346,416	4,938,871
Total distributions—Class A	—	—	(331,046)	(760,385)
Total distributions—Class Y	—	—	—	(86,881)
Total distributions—Class P	(58,232,028)	(129,967,630)	(3,639,866)	(7,983,119)
Total distributions	(58,232,028)	(129,967,630)	(3,970,912)	(8,830,385)
From beneficial interest transactions:
Proceeds from shares sold	2,535,839,983	5,296,775,259	9,438,401	28,099,228
Cost of shares redeemed	(2,656,878,507)	(5,213,637,557)	(19,918,159)	(49,047,851)
Shares issued on reinvestment of dividends and distributions	53,962,518	117,941,419	3,577,702	7,931,441
Net increase (decrease) in net assets from beneficial interest transactions	(67,076,006)	201,079,121	(6,902,056)	(13,017,182)
Net increase (decrease) in net assets	(67,030,833)	201,084,205	(2,526,552)	(16,908,696)
Net assets:
Beginning of period	2,938,929,335	2,737,845,130	168,670,779	185,579,475
End of period	$2,871,898,502	$2,938,929,335	$166,144,227	$168,670,779

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Intermediate Fixed Income Investments		PACE Strategic Fixed Income Investments
	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025
From operations:
Net investment income (loss)	$5,348,988	$11,562,498	$10,623,891	$22,620,482
Net realized gain (loss)	3,803,080	(2,112,973)	5,129,148	(3,077,587)
Net change in unrealized appreciation (depreciation)	(2,294,127)	(41,759)	(247,531)	959,342
Net increase (decrease) in net assets resulting from operations	6,857,941	9,407,766	15,505,508	20,502,237
Total distributions—Class A	(181,086)	(396,948)	(150,927)	(446,098)
Total distributions—Class Y	—	(2,469)	—	(9,217)
Total distributions—Class P	(5,179,966)	(11,171,610)	(10,704,966)	(22,752,331)
Total distributions	(5,361,052)	(11,571,027)	(10,855,893)	(23,207,646)
From beneficial interest transactions:
Proceeds from shares sold	9,217,239	28,419,539	16,972,899	38,842,518
Cost of shares redeemed	(18,112,478)	(44,985,381)	(37,687,777)	(82,665,842)
Shares issued on reinvestment of dividends and distributions	4,837,936	10,414,359	10,000,989	21,358,193
Net increase (decrease) in net assets from beneficial interest transactions	(4,057,303)	(6,151,483)	(10,713,889)	(22,465,131)
Net increase (decrease) in net assets	(2,560,414)	(8,314,744)	(6,064,274)	(25,170,540)
Net assets:
Beginning of period	197,865,525	206,180,269	418,705,154	443,875,694
End of period	$195,305,111	$197,865,525	$412,640,880	$418,705,154

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Municipal Fixed Income Investments		PACE Global Fixed Income Investments
	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025
From operations:
Net investment income (loss)	$2,151,189	$4,520,110	$2,925,696	$5,958,775
Net realized gain (loss)	(413,301)	(976,456)	1,773,875	(511,870)
Net change in unrealized appreciation (depreciation)	6,639,552	(2,214,987)	1,606,336	430,121
Net increase (decrease) in net assets resulting from operations	8,377,440	1,328,667	6,305,907	5,877,026
Total distributions—Class A	(249,261)	(521,090)	(213,577)	(384,439)
Total distributions—Class Y	—	(24)	—	(8,379)
Total distributions—Class P	(1,894,541)	(3,979,748)	(2,922,043)	(4,746,932)
Return of capital—Class A	—	—	—	(87,767)
Return of capital—Class Y	—	—	—	(1,913)
Return of capital—Class P	—	—	—	(1,083,720)
Total distributions	(2,143,802)	(4,500,862)	(3,135,620)	(6,313,150)
From beneficial interest transactions:
Proceeds from shares sold	7,867,103	17,581,632	5,382,632	16,346,461
Cost of shares redeemed	(14,994,996)	(50,636,565)	(14,468,640)	(37,869,382)
Shares issued on reinvestment of dividends and distributions	1,786,389	3,760,477	2,848,837	5,724,769
Net increase (decrease) in net assets from beneficial interest transactions	(5,341,504)	(29,294,456)	(6,237,171)	(15,798,152)
Net increase (decrease) in net assets	892,134	(32,466,651)	(3,066,884)	(16,234,276)
Net assets:
Beginning of period	152,208,054	184,674,705	167,614,202	183,848,478
End of period	$153,100,188	$152,208,054	$164,547,318	$167,614,202

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE High Yield Investments		PACE Large Co Value Equity Investments
	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025
From operations:
Net investment income (loss)	$5,239,552	$11,210,562	$5,385,037	$11,003,016
Net realized gain (loss)	(1,183,874)	(4,026,732)	40,348,669	90,948,480
Net change in unrealized appreciation (depreciation)	2,526,950	7,227,609	57,478,206	(15,526,990)
Net increase (decrease) in net assets resulting from operations	6,582,628	14,411,439	103,211,912	86,424,506
Total distributions—Class A	(52,414)	(138,264)	(10,602,729)	(8,062,238)
Total distributions—Class Y	—	(10,940)	—	—
Total distributions—Class P	(5,000,117)	(10,698,830)	(82,504,946)	(62,100,377)
Total distributions—Class P2	(223,580)	(460,435)	—	—
Total distributions	(5,276,111)	(11,308,469)	(93,107,675)	(70,162,615)
From beneficial interest transactions:
Proceeds from shares sold	3,931,473	10,442,765	10,285,894	38,279,046
Cost of shares redeemed	(15,659,625)	(39,110,078)	(66,025,241)	(164,689,387)
Shares issued on reinvestment of dividends and distributions	4,828,837	10,333,220	86,201,693	65,302,677
Net increase (decrease) in net assets from beneficial interest transactions	(6,899,315)	(18,334,093)	30,462,346	(61,107,664)
Net increase (decrease) in net assets	(5,592,798)	(15,231,123)	40,566,583	(44,845,773)
Net assets:
Beginning of period	171,918,900	187,150,023	753,536,443	798,382,216
End of period	$166,326,102	$171,918,900	$794,103,026	$753,536,443

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Large Co Growth Equity Investments		PACE Small/Medium Co Value Equity Investments
	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025
From operations:
Net investment income (loss)	$(153,958)	$3,488	$1,180,174	$2,828,489
Net realized gain (loss)	62,528,075	136,317,129	8,699,479	9,260,206
Net change in unrealized appreciation (depreciation)	(51,282,972)	(19,209,966)	21,018,782	(22,203,232)
Net increase (decrease) in net assets resulting from operations	11,091,145	117,110,651	30,898,435	(10,114,537)
Total distributions—Class A	(9,006,714)	(6,035,709)	(352,500)	(2,160,847)
Total distributions—Class P	(120,762,564)	(82,098,203)	(8,322,075)	(42,388,322)
Total distributions	(129,769,278)	(88,133,912)	(8,674,575)	(44,549,169)
From beneficial interest transactions:
Proceeds from shares sold	11,186,964	42,520,283	8,211,987	18,034,000
Cost of shares redeemed	(72,896,359)	(190,229,874)	(27,791,658)	(56,128,330)
Shares issued on reinvestment of dividends and distributions	121,718,444	83,292,735	8,087,426	41,096,065
Net increase (decrease) in net assets from beneficial interest transactions	60,009,049	(64,416,856)	(11,492,245)	3,001,735
Net increase (decrease) in net assets	(58,669,084)	(35,440,117)	10,731,615	(51,661,971)
Net assets:
Beginning of period	768,924,031	804,364,148	251,451,684	303,113,655
End of period	$710,254,947	$768,924,031	$262,183,299	$251,451,684

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Small/Medium Co Growth Equity Investments		PACE International Equity Investments
	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025
From operations:
Net investment income (loss)	$(891,681)	$(1,599,430)	$3,309,295	$14,980,551
Net realized gain (loss)	12,055,344	17,074,921	50,745,117	68,383,927
Net change in unrealized appreciation (depreciation)	3,266,580	(9,867,870)	62,174,944	20,947,677
Net increase (decrease) in net assets resulting from operations	14,430,243	5,607,621	116,229,356	104,312,155
Total distributions—Class A	(1,020,488)	(589,242)	(2,942,625)	(2,494,669)
Total distributions—Class P	(14,103,797)	(7,601,230)	(81,754,924)	(75,905,054)
Total distributions—Class P2	—	—	(1,914,892)	(1,515,048)
Total distributions	(15,124,285)	(8,190,472)	(86,612,441)	(79,914,771)
From beneficial interest transactions:
Proceeds from shares sold	7,396,498	14,176,754	10,275,254	39,638,085
Cost of shares redeemed	(22,434,270)	(46,325,395)	(71,308,179)	(151,372,315)
Shares issued on reinvestment of dividends and distributions	14,147,535	7,682,435	79,976,306	74,260,948
Net increase (decrease) in net assets from beneficial interest transactions	(890,237)	(24,466,206)	18,943,381	(37,473,282)
Net increase (decrease) in net assets	(1,584,279)	(27,049,057)	48,560,296	(13,075,898)
Net assets:
Beginning of period	243,382,183	270,431,240	716,523,449	729,599,347
End of period	$241,797,904	$243,382,183	$765,083,745	$716,523,449

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE International Emerging Markets Equity Investments		PACE Global Real Estate Securities Investments
	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025
From operations:
Net investment income (loss)	$2,397,564	$6,553,393	$601,688	$1,149,079
Net realized gain (loss)	41,818,632	17,375,091	(1,664,782)	(569,968)
Net change in unrealized appreciation (depreciation)	83,640,365	50,366,198	3,760,216	(2,604,300)
Net increase (decrease) in net assets resulting from operations	127,856,561	74,294,682	2,697,122	(2,025,189)
Total distributions—Class A	(143,939)	(26,436)	(2,976)	(2,355)
Total distributions—Class P	(12,286,228)	(2,706,267)	(1,497,123)	(1,117,110)
Total distributions—Class P2	(10,361,021)	(992,647)	—	—
Total distributions	(22,791,188)	(3,725,350)	(1,500,099)	(1,119,465)
From beneficial interest transactions:
Proceeds from shares sold	26,534,650	113,730,225	2,350,921	4,614,081
Cost of shares redeemed	(60,965,372)	(111,515,761)	(4,501,057)	(11,705,969)
Shares issued on reinvestment of dividends and distributions	17,233,857	2,958,859	1,391,812	1,030,379
Net increase (decrease) in net assets from beneficial interest transactions	(17,196,865)	5,173,323	(758,324)	(6,061,509)
Net increase (decrease) in net assets	87,868,508	75,742,655	438,699	(9,206,163)
Net assets:
Beginning of period	460,170,773	384,428,118	53,004,486	62,210,649
End of period	$548,039,281	$460,170,773	$53,443,185	$53,004,486

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (concluded)

	PACE Alternative Strategies Investments
	For the six months ended January 31, 2026 (unaudited)	For the year ended July 31, 2025
From operations:
Net investment income (loss)	$3,328,874	$5,431,652
Net realized gain (loss)	5,189,344	15,278,036
Net change in unrealized appreciation (depreciation)	3,325,356	(1,645,842)
Net increase (decrease) in net assets resulting from operations	11,843,574	19,063,846
Total distributions—Class A	(295,647)	(248,065)
Total distributions—Class P	(25,457,877)	(20,914,130)
Total distributions—Class P2	(1,626,947)	(3,791,774)
Total distributions	(27,380,471)	(24,953,969)
From beneficial interest transactions:
Proceeds from shares sold	8,083,275	19,987,598
Cost of shares redeemed	(24,617,052)	(102,206,551)
Shares issued on reinvestment of dividends and distributions	25,640,862	23,399,295
Net increase (decrease) in net assets from beneficial interest transactions	9,107,085	(58,819,658)
Net increase (decrease) in net assets	(6,429,812)	(64,709,781)
Net assets:
Beginning of period	277,843,211	342,552,992
End of period	$271,413,399	$277,843,211

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of cash flows
For the period ended January 31, 2026

PACE International Equity Investments
Cash flows from operating activites
Net increase (decrease) in net assets resulting from operations	$116,229,356
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used/provided from operating activities:
Purchases of long-term investments	(197,729,722)
Purchases to cover investments sold short	(62,640,562)
Proceeds from disposition of long-term investments	252,801,869
Sales of investments sold short	69,945,167
Net proceeds of short-term investments	25,607,076
Net realized (gains) losses from investments in securities	(54,048,405)
Net realized (gains) losses from investments sold short	3,259,673
Net change in unrealized appreciation/depreciation of investments in securities	(65,521,605)
Net change in unrealized appreciation/depreciation of investments sold short	3,649,564
Changes in assets and liabilities:
(Increase) decrease in assets:
Receivable for interest and dividends	478,184
Receivable for foreign tax reclaims	(254,979)
Other assets	(4,670)
Increase (decrease) in liabilities:
Payable for cash collateral from securities loaned	(25,800,367)
Payable for dividends and interest on investments sold short	39,409
Payable to affiliate	579,172
Payable to custodian	(401,019)
Payable for foreign withholding taxes and foreign capital gains taxes	(35,315)
Accrued expenses and other liabilities	(52,448)
Net cash provided from operating activities	66,100,378
Cash flows from financing activities
Proceeds from borrowings	13,225,051
Payments from borrowings	(13,225,051)
Proceeds from shares sold	10,267,367
Cost of shares repurchased	(70,709,340)
Dividends paid to shareholders	(6,636,135)
Net cash used in financing activities	(67,078,108)
Net increase (decrease) in cash and foreign currency	(977,730)
Cash and foreign currency, beginning of period	1,112,123
Cash and foreign currency, end of period	$134,393
Supplemental disclosure of cash flow information:
Reinvestment of dividends	$(79,976,306)
Cash paid during the period for interest	$9,805

See accompanying notes to financial statements

UBS Government Money Market Investments Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.020	0.045	0.053	0.036	0.000[1]	0.000[1]
Net realized and unrealized gains (losses)	0.000[1]	0.000[1]	—	(0.000)[1]	(0.000)[1]	0.000[1]
Net increase (decrease) from operations	0.020	0.045	0.053	0.036	0.000[1]	0.000[1]
Dividends from net investment income	(0.020)	(0.045)	(0.053)	(0.036)	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	1.99%	4.57%	5.39%	3.84%	0.12%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	0.29%[3]	0.29%	0.28%	0.31%	0.64%	0.65%
Expenses after fee waivers and/or expense reimbursements/recoupments	0.16%[3]	0.16%	0.15%	0.21%	0.26%	0.10%
Net investment income (loss)	3.92%[3]	4.47%	5.26%	4.32%	0.16%	0.01%
Supplemental data:
Net assets, end of period (000's)	$2,871,899	$2,938,929	$2,737,845	$2,500,352	$420,920	$262,353

1  Amount represents less than $0.0005 or $(0.0005) per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results would be lower if these were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

3  Annualized.

See accompanying notes to financial statements

PACE Mortgage-Backed Securities Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.17	$10.40	$10.40	$11.47	$12.83	$13.03
Net investment income (loss)[1]	0.17	0.31	0.29	0.26	0.14	0.13
Net realized and unrealized gain (loss)	0.32	(0.05)	0.20	(0.84)	(1.20)	0.04
Net increase (decrease) from operations	0.49	0.26	0.49	(0.58)	(1.06)	0.17
Dividends from net investment income	(0.23)	(0.49)	(0.49)	(0.49)	(0.30)	(0.37)
Net asset value, end of period	$10.43	$10.17	$10.40	$10.40	$11.47	$12.83
Total investment return[2]	4.97%	2.58%	4.89%	(5.04)%	(8.25)%	1.20%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including interest expense	2.01%[3]	2.19%	2.30%	1.13%	1.19%[4]	1.14%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including interest expense	1.76%[3]	1.97%	2.08%	0.97%	0.97%[4]	0.98%
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding interest expense	0.97%[3]	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income (loss)	3.16%[3]	3.06%	2.82%	2.44%	1.15%	0.98%
Supplemental data:
Net assets, end of period (000's)	$14,365	$15,265	$17,255	$18,968	$23,265	$28,960
Portfolio turnover	483%	945%	977%	919%	817%	796%

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.18	$10.40	$10.40	$11.48	$12.84	$13.04
Net investment income (loss)[1]	0.18	0.34	0.31	0.29	0.17	0.16
Net realized and unrealized gains (losses)	0.33	(0.05)	0.21	(0.85)	(1.20)	0.04
Net increase (decrease) from operations	0.51	0.29	0.52	(0.56)	(1.03)	0.20
Dividends from net investment income	(0.25)	(0.51)	(0.52)	(0.52)	(0.33)	(0.40)
Net asset value, end of period	$10.44	$10.18	$10.40	$10.40	$11.48	$12.84
Total investment return[2]	5.00%	2.93%	5.15%	(4.80)%	(8.09)%	1.53%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including interest expense	1.79%[3]	1.99%	2.11%	0.94%	1.00%[4]	0.96%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including interest expense	1.52%[3]	1.72%	1.83%	0.72%	0.72%[4]	0.73%
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding interest expense	0.72%[3]	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	3.40%[3]	3.31%	3.07%	2.69%	1.41%	1.23%
Supplemental data:
Net assets, end of period (000's)	$151,780	$153,406	$161,965	$176,784	$230,495	$273,956
Portfolio turnover	483%	945%	977%	919%	817%	796%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

PACE Intermediate Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.49	$10.60	$10.43	$11.16	$12.78	$13.36
Net investment income (loss)[1]	0.27	0.58	0.59	0.46	0.13	0.12
Net realized and unrealized gain (loss)	0.07	(0.11)	0.17	(0.72)	(1.40)	(0.22)
Net increase (decrease) from operations	0.34	0.47	0.76	(0.26)	(1.27)	(0.10)
Dividends from net investment income	(0.27)	(0.58)	(0.59)	(0.47)	(0.16)	(0.17)
Distributions from net realized gain	—	—	—	—	(0.19)	(0.31)
Total dividends and distributions	(0.27)	(0.58)	(0.59)	(0.47)	(0.35)	(0.48)
Net asset value, end of period	$10.56	$10.49	$10.60	$10.43	$11.16	$12.78
Total investment return[2]	3.30%	4.58%	7.61%	(2.28)%	(10.08)%	(0.72)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.11%[3]	1.11%	1.11%	1.09%	1.14%	1.06%
Expenses after fee waivers and/or expense reimbursements	0.86%[3]	0.86%	0.86%	0.86%	0.91%	0.91%
Net investment income (loss)	5.09%[3]	5.48%	5.69%	4.36%	1.09%	0.95%
Supplemental data:
Net assets, end of period (000's)	$6,863	$7,021	$7,522	$8,043	$9,475	$12,045
Portfolio turnover	20%	34%	35%	214%	124%	416%

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.49	$10.61	$10.43	$11.16	$12.79	$13.36
Net investment income (loss)[1]	0.29	0.60	0.62	0.49	0.16	0.15
Net realized and unrealized gains (losses)	0.08	(0.11)	0.18	(0.72)	(1.41)	(0.20)
Net increase (decrease) from operations	0.37	0.49	0.80	(0.23)	(1.25)	(0.05)
Dividends from net investment income	(0.29)	(0.61)	(0.62)	(0.50)	(0.19)	(0.21)
Distributions from net realized gains	—	—	—	—	(0.19)	(0.31)
Total dividends and distributions	(0.29)	(0.61)	(0.62)	(0.50)	(0.38)	(0.52)
Net asset value, end of period	$10.57	$10.49	$10.61	$10.43	$11.16	$12.79
Total investment return[2]	3.53%	4.84%	7.88%	(2.04)%	(9.92)%	(0.39)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.87%[3]	0.88%	0.88%	0.87%	0.92%	0.85%
Expenses after fee waivers and/or expense reimbursements	0.61%[3]	0.61%	0.61%	0.61%	0.66%	0.66%
Net investment income (loss)	5.34%[3]	5.73%	5.94%	4.60%	1.35%	1.20%
Supplemental data:
Net assets, end of period (000's)	$188,442	$190,845	$198,496	$206,899	$255,082	$309,129
Portfolio turnover	20%	34%	35%	214%	124%	416%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

See accompanying notes to financial statements

PACE Strategic Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.77	$11.85	$11.64	$12.31	$14.33	$14.91
Net investment income (loss)[1]	0.29	0.59	0.59	0.49	0.28	0.32
Net realized and unrealized gain (loss)	(0.16)	(0.06)	0.23	(0.66)	(1.81)	(0.14)
Net increase (decrease) from operations	0.13	0.53	0.82	(0.17)	(1.53)	0.18
Dividends from net investment income	(0.29)	(0.61)	(0.57)	(0.47)	(0.32)	(0.33)
Distributions from net realized gain	—	—	—	—	(0.17)	(0.43)
Return of capital	—	—	(0.04)	(0.03)	—	—
Total dividends and distributions	(0.29)	(0.61)	(0.61)	(0.50)	(0.49)	(0.76)
Net asset value, end of period	$11.90	$11.77	$11.85	$11.64	$12.31	$14.33
Total investment return[2]	3.63%	4.61%	7.34%	(1.30)%	(10.95)%	1.25%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.16%[3]	1.15%	1.18%	1.12%	1.03%[4]	1.00%
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.02%[3]	1.04%	1.09%	1.05%	0.90%[4]	0.94%
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.90%[3]	0.90%	0.90%	0.90%	0.90%	0.93%
Net investment income (loss)	4.76%[3]	5.03%	5.10%	4.15%	2.06%	2.19%
Supplemental data:
Net assets, end of period (000's)	$6,099	$6,614	$9,445	$9,612	$12,073	$15,976
Portfolio turnover	96%	219%	190%	376%	65%	147%

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.76	$11.84	$11.63	$12.30	$14.32	$14.90
Net investment income (loss)[1]	0.30	0.62	0.62	0.52	0.31	0.35
Net realized and unrealized gains (losses)	(0.17)	(0.06)	0.23	(0.66)	(1.81)	(0.14)
Net increase (decrease) from operations	0.13	0.56	0.85	(0.14)	(1.50)	0.21
Dividends from net investment income	(0.31)	(0.64)	(0.60)	(0.50)	(0.35)	(0.36)
Distributions from net realized gains	—	—	—	—	(0.17)	(0.43)
Return of capital	—	—	(0.04)	(0.03)	—	—
Total dividends and distributions	(0.31)	(0.64)	(0.64)	(0.53)	(0.52)	(0.79)
Net asset value, end of period	$11.89	$11.76	$11.84	$11.63	$12.30	$14.32
Total investment return[2]	3.76%	4.88%	7.52%	(0.97)%	(10.74)%	1.51%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	0.90%[3]	0.91%	0.95%	0.89%	0.81%[4]	0.78%
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.77%[3]	0.79%	0.84%	0.80%	0.65%[4]	0.69%
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.65%[3]	0.65%	0.65%	0.65%	0.65%	0.68%
Net investment income (loss)	5.02%[3]	5.28%	5.35%	4.44%	2.32%	2.44%
Supplemental data:
Net assets, end of period (000's)	$406,542	$412,091	$433,768	$454,270	$562,834	$678,031
Portfolio turnover	96%	219%	190%	376%	65%	147%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

PACE Municipal Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.96	$12.19	$12.08	$12.28	$13.45	$13.40
Net investment income (loss)[1]	0.16	0.30	0.28	0.26	0.24	0.26
Net realized and unrealized gain (loss)	0.50	(0.23)	0.10	(0.20)	(1.12)	0.11
Net increase (decrease) from operations	0.66	0.07	0.38	0.06	(0.88)	0.37
Dividends from net investment income	(0.16)	(0.30)	(0.27)	(0.26)	(0.24)	(0.24)
Distributions from net realized gain	—	—	—	—	(0.05)	(0.08)
Total dividends and distributions	(0.16)	(0.30)	(0.27)	(0.26)	(0.29)	(0.32)
Net asset value, end of period	$12.46	$11.96	$12.19	$12.08	$12.28	$13.45
Total investment return[2]	5.52%	0.55%	3.23%	0.48%	(6.68)%	2.81%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.01%[3]	0.99%	0.96%	0.90%	0.92%	0.93%
Expenses after fee waivers and/or expense reimbursements	0.82%[3]	0.82%	0.82%	0.82%	0.82%	0.82%
Net investment income (loss)	2.55%[3]	2.45%	2.29%	2.14%	1.90%	1.95%
Supplemental data:
Net assets, end of period (000's)	$19,341	$19,378	$23,013	$26,381	$30,590	$37,068
Portfolio turnover	8%	11%	23%	11%	14%	9%

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.97	$12.20	$12.09	$12.29	$13.46	$13.41
Net investment income (loss)[1]	0.17	0.33	0.31	0.29	0.28	0.29
Net realized and unrealized gains (losses)	0.49	(0.24)	0.10	(0.20)	(1.13)	0.12
Net increase (decrease) from operations	0.66	0.09	0.41	0.09	(0.85)	0.41
Dividends from net investment income	(0.17)	(0.32)	(0.30)	(0.29)	(0.27)	(0.28)
Distributions from net realized gains	—	—	—	—	(0.05)	(0.08)
Total dividends and distributions	(0.17)	(0.32)	(0.30)	(0.29)	(0.32)	(0.36)
Net asset value, end of period	$12.46	$11.97	$12.20	$12.09	$12.29	$13.46
Total investment return[2]	5.57%	0.81%	3.49%	0.74%	(6.43)%	3.06%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.74%[3]	0.73%	0.70%	0.64%	0.67%	0.68%
Expenses after fee waivers and/or expense reimbursements	0.57%[3]	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income (loss)	2.80%[3]	2.70%	2.54%	2.39%	2.15%	2.20%
Supplemental data:
Net assets, end of period (000's)	$133,759	$132,830	$161,658	$185,715	$241,502	$281,012
Portfolio turnover	8%	11%	23%	11%	14%	9%
1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

See accompanying notes to financial statements

PACE Global Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.01	$8.02	$8.07	$8.59	$10.48	$10.58
Net investment income (loss)[1]	0.14	0.26	0.25	0.19	0.06	0.07
Net realized and unrealized gain (loss)	0.15	—	(0.04)	(0.50)	(1.50)	0.14
Net increase (decrease) from operations	0.29	0.26	0.21	(0.31)	(1.44)	0.21
Dividends from net investment income	(0.14)	(0.22)	(0.10)	—	(0.18)	(0.11)
Distributions from net realized gain	—	—	—	—	(0.12)	(0.20)
Return of capital	—	(0.05)	(0.16)	(0.21)	(0.15)	—
Total dividends and distributions	(0.14)	(0.27)	(0.26)	(0.21)	(0.45)	(0.31)
Net asset value, end of period	$8.16	$8.01	$8.02	$8.07	$8.59	$10.48
Total investment return[2]	3.68%	3.30%	2.77%	(3.57)%	(14.31)%	2.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.35%[3]	1.30%	1.30%	1.23%	1.33%	1.28%
Expenses after fee waivers and/or expense reimbursements/ recoupments	1.03%[3]	1.03%	1.03%	1.03%	1.03%	1.03%
Net investment income (loss)	3.30%[3]	3.23%	3.22%	2.37%	0.67%	0.67%
Supplemental data:
Net assets, end of period (000's)	$11,961	$12,395	$15,117	$16,861	$20,077	$26,309
Portfolio turnover	71%	136%	137%	189%	188%	132%

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.96	$7.99	$8.04	$8.57	$10.46	$10.56
Net investment income (loss)[1]	0.14	0.27	0.27	0.21	0.08	0.09
Net realized and unrealized gains (losses)	0.17	(0.01)	(0.04)	(0.51)	(1.50)	0.15
Net increase (decrease) from operations	0.31	0.26	0.23	(0.30)	(1.42)	0.24
Dividends from net investment income	(0.15)	(0.24)	(0.11)	—	(0.20)	(0.14)
Distributions from net realized gains	—	—	—	—	(0.11)	(0.20)
Return of capital	—	(0.05)	(0.17)	(0.23)	(0.16)	—
Total dividends and distributions	(0.15)	(0.29)	(0.28)	(0.23)	(0.47)	(0.34)
Net asset value, end of period	$8.12	$7.96	$7.99	$8.04	$8.57	$10.46
Total investment return[2]	3.96%	3.31%	3.04%	(3.45)%	(14.04)%	2.20%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.11%[3]	1.09%	1.10%	1.04%	1.13%	1.09%
Expenses after fee waivers and/or expense reimbursements/ recoupments	0.84%[3]	0.84%	0.84%	0.84%	0.84%	0.84%
Net investment income (loss)	3.49%[3]	3.42%	3.41%	2.55%	0.86%	0.85%
Supplemental data:
Net assets, end of period (000's)	$152,586	$155,219	$167,619	$182,970	$229,783	$290,345
Portfolio turnover	71%	136%	137%	189%	188%	132%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

See accompanying notes to financial statements

PACE High Yield Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.85	$8.69	$8.36	$8.39	$10.01	$9.28
Net investment income (loss)[1]	0.27	0.53	0.52	0.48	0.46	0.50
Net realized and unrealized gain (loss)	0.07	0.17	0.33	(0.02)	(1.56)	0.73
Net increase (decrease) from operations	0.34	0.70	0.85	0.46	(1.10)	1.23
Dividends from net investment income	(0.27)	(0.54)	(0.45)	(0.34)	(0.52)	(0.50)
Return of capital	—	—	(0.07)	(0.15)	—	—
Total dividends and distributions	(0.27)	(0.54)	(0.52)	(0.49)	(0.52)	(0.50)
Net asset value, end of period	$8.92	$8.85	$8.69	$8.36	$8.39	$10.01
Total investment return[2]	3.96%	8.15%	10.52%	5.77%	(11.39)%	13.48%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.28%[3]	1.26%	1.26%	1.20%[4]	1.26%	1.25%
Expenses after fee waivers and/or expense reimbursements/ recoupments	1.06%[3]	1.06%	1.06%	1.06%[4]	1.06%	1.06%
Net investment income (loss)	5.91%[3]	6.10%	6.12%	5.85%	4.90%	5.12%
Supplemental data:
Net assets, end of period (000's)	$1,689	$1,966	$2,804	$3,241	$3,347	$4,662
Portfolio turnover	27%	62%	44%	33%	51%	75%

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.81	$8.66	$8.34	$8.38	$10.01	$9.28
Net investment income (loss)[1]	0.27	0.55	0.53	0.49	0.47	0.51
Net realized and unrealized gains (losses)	0.07	0.16	0.33	(0.02)	(1.55)	0.74
Net increase (decrease) from operations	0.34	0.71	0.86	0.47	(1.08)	1.25
Dividends from net investment income	(0.28)	(0.56)	(0.47)	(0.35)	(0.55)	(0.52)
Return of capital	—	—	(0.07)	(0.16)	—	—
Total dividends and distributions	(0.28)	(0.56)	(0.54)	(0.51)	(0.55)	(0.52)
Net asset value, end of period	$8.87	$8.81	$8.66	$8.34	$8.38	$10.01
Total investment return[2]	3.99%	8.34%	10.70%	5.89%	(11.27)%	13.78%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.07%[3]	1.08%	1.11%	1.06%[4]	1.11%	1.11%
Expenses after fee waivers and/or expense reimbursements/ recoupments	0.88%[3]	0.88%	0.88%	0.91%[4]	0.91%	0.91%
Net investment income (loss)	6.09%[3]	6.29%	6.30%	6.01%	5.06%	5.21%
Supplemental data:
Net assets, end of period (000's)	$156,662	$162,291	$174,429	$184,550	$220,172	$272,938
Portfolio turnover	27%	62%	44%	33%	51%	75%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

PACE High Yield Investments

Financial highlights (continued)

Class P2

	Six months ended January 31, 2026	Years ended July 31,			Period ended
	(unaudited)	2025	2024	2023	July 31, 2022[5]
Net asset value, beginning of period	$9.06	$8.84	$8.45	$8.43	$10.06
Net investment income (loss)[1]	0.29	0.59	0.57	0.53	0.42
Net realized and unrealized gains (losses)	0.08	0.16	0.33	(0.02)	(1.60)
Net increase (decrease) from operations	0.37	0.75	0.90	0.51	(1.18)
Dividends from net investment income	(0.26)	(0.53)	(0.45)	(0.34)	(0.45)

Return of capital	—	—	(0.06)	(0.15)	—

Total dividends and distributions	(0.26)	(0.53)	(0.51)	(0.49)	(0.45)
Net asset value, end of period	$9.17	$9.06	$8.84	$8.45	$8.43
Total investment return[2]	4.27%	8.62%	11.05%	6.28%	(11.96)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	0.95%[3]	0.95%	0.96%	0.89%[4]	0.95%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments	0.57%[3]	0.57%	0.58%	0.50%[4]	0.44%[3]
Net investment income (loss)	6.40%[3]	6.59%	6.60%	6.38%	5.45%[3]
Supplemental data:
Net assets, end of period (000's)	$7,975	$7,662	$9,248	$8,788	$20,233
Portfolio turnover	27%	62%	44%	33%	51%

4  Includes interest expense representing less than 0.005%.

5  For the period from September 16, 2021 (commencement of operations) through July 31, 2022.

See accompanying notes to financial statements

PACE Large Co Value Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.22	$21.79	$20.04	$20.72	$25.34	$17.87
Net investment income (loss)[1]	0.13	0.26	0.30	0.27	0.24	0.21
Net realized and unrealized gain (loss)	2.87	2.15	2.44	2.08	(0.57)	7.51
Net increase (decrease) from operations	3.00	2.41	2.74	2.35	(0.33)	7.72
Dividends from net investment income	(0.26)	(0.33)	(0.35)	(0.27)	(0.17)	(0.25)
Distributions from net realized gain	(2.56)	(1.65)	(0.64)	(2.76)	(4.12)	—
Total dividends and distributions	(2.82)	(1.98)	(0.99)	(3.03)	(4.29)	(0.25)
Net asset value, end of period	$22.40	$22.22	$21.79	$20.04	$20.72	$25.34
Total investment return[2]	14.10%	11.66%	14.33%	13.25%	(1.88)%	43.50%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.14%[3]	1.13%[4]	1.14%[4]	1.13%[4]	1.10%[4]	1.32%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.14%[3]	1.13%[4,5]	1.14%[4]	1.13%[4]	1.10%[4,5]	1.32%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.14%[3]	1.13%	1.14%	1.13%	1.10%[5]	1.12%
Net investment income (loss)	1.16%[3]	1.22%	1.51%	1.38%	1.03%	0.95%
Supplemental data:
Net assets, end of period (000's)	$93,186	$87,755	$92,833	$91,624	$93,283	$103,828
Portfolio turnover	25%	55%	43%	42%	42%	117%

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.09	$21.68	$19.95	$20.64	$25.27	$17.81
Net investment income (loss)[1]	0.16	0.31	0.35	0.31	0.29	0.26
Net realized and unrealized gains (losses)	2.86	2.13	2.41	2.08	(0.57)	7.50
Net increase (decrease) from operations	3.02	2.44	2.76	2.39	(0.28)	7.76
Dividends from net investment income	(0.32)	(0.38)	(0.39)	(0.32)	(0.23)	(0.30)
Distributions from net realized gains	(2.56)	(1.65)	(0.64)	(2.76)	(4.12)	—
Total dividends and distributions	(2.88)	(2.03)	(1.03)	(3.08)	(4.35)	(0.30)
Net asset value, end of period	$22.23	$22.09	$21.68	$19.95	$20.64	$25.27
Total investment return[2]	14.28%	11.91%	14.57%	13.56%	(1.66)%	43.92%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	0.89%[3]	0.89%[4]	0.90%[4]	0.89%[4]	0.86%[4]	1.07%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	0.89%[3]	0.89%[4]	0.89%[4]	0.89%[4]	0.87%[4,5]	1.07%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	0.89%[3]	0.89%	0.89%	0.89%	0.87%[5]	0.88%
Net investment income (loss)	1.41%[3]	1.46%	1.76%	1.61%	1.27%	1.19%
Supplemental data:
Net assets, end of period (000's)	$700,917	$665,781	$687,752	$732,118	$850,709	$1,018,933
Portfolio turnover	25%	55%	43%	42%	42%	117%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

5  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

See accompanying notes to financial statements

PACE Large Co Growth Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.29	$15.97	$13.24	$19.50	$28.94	$26.11
Net investment income (loss)[1]	(0.02)	(0.04)	(0.07)	(0.02)	(0.08)	(0.19)
Net realized and unrealized gain (loss)	0.25	2.52	3.13	0.89	(3.35)	7.99
Net increase (decrease) from operations	0.23	2.48	3.06	0.87	(3.43)	7.80
Distributions from net realized gain	(3.39)	(2.16)	(0.33)	(7.13)	(6.01)	(4.97)
Net asset value, end of period	$13.13	$16.29	$15.97	$13.24	$19.50	$28.94
Total investment return[2]	1.08%	15.74%	23.56%	14.26%	(15.45)%	32.62%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.15%[3,4]	1.14%[4]	1.15%[4]	1.15%[4]	1.13%[4]	1.13%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments	1.13%[3,4]	1.13%[4]	1.13%[4]	1.13%[4]	1.13%[4]	1.13%[4]
Net investment income (loss)	(0.27)%[3]	(0.23)%	(0.50)%	(0.18)%	(0.35)%	(0.69)%
Supplemental data:
Net assets, end of period (000's)	$41,266	$45,702	$47,595	$43,495	$47,702	$63,320
Portfolio turnover	28%	69%	48%	67%	78%	39%

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.19	$18.43	$15.19	$21.21	$30.89	$27.52
Net investment income (loss)[1]	(0.00)[5]	0.00[5]	(0.04)	0.01	(0.03)	(0.12)
Net realized and unrealized gains (losses)	0.29	2.92	3.61	1.13	(3.64)	8.46
Net increase (decrease) from operations	0.29	2.92	3.57	1.14	(3.67)	8.34
Dividends from net investment income	(0.00)[5]	—	—	(0.03)	—	—
Distributions from net realized gains	(3.39)	(2.16)	(0.33)	(7.13)	(6.01)	(4.97)
Total dividends and distributions	(3.39)	(2.16)	(0.33)	(7.16)	(6.01)	(4.97)
Net asset value, end of period	$16.09	$19.19	$18.43	$15.19	$21.21	$30.89
Total investment return[2]	1.25%	16.04%	23.90%	14.49%	(15.22)%	32.89%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	0.91%[3,4]	0.91%[4]	0.91%[4]	0.91%[4]	0.89%[4]	0.90%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments	0.88%[3,4]	0.88%[4]	0.88%[4]	0.88%[4]	0.88%[4]	0.88%[4]
Net investment income (loss)	(0.03)%[3]	0.02%	(0.25)%	0.07%	(0.10)%	(0.43)%
Supplemental data:
Net assets, end of period (000's)	$668,989	$723,222	$734,608	$746,123	$867,605	$1,202,262
Portfolio turnover	28%	69%	48%	67%	78%	39%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

5  Amount represents less than $0.005 per share.

See accompanying notes to financial statements

PACE Small/Medium Co Value Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.94	$19.58	$17.59	$21.11	$26.33	$16.88
Net investment income (loss)[1]	0.06	0.14	0.09	0.08	0.06	0.02
Net realized and unrealized gain (loss)	1.94	(0.66)	1.99	0.20	(1.41)	9.53
Net increase (decrease) from operations	2.00	(0.52)	2.08	0.28	(1.35)	9.55
Dividends from net investment income	(0.05)	(0.13)	(0.09)	(0.11)	(0.05)	(0.10)
Distributions from net realized gain	(0.53)	(2.99)	(0.00)[2]	(3.69)	(3.82)	—
Total dividends and distributions	(0.58)	(3.12)	(0.09)	(3.80)	(3.87)	(0.10)
Net asset value, end of period	$17.36	$15.94	$19.58	$17.59	$21.11	$26.33
Total investment return[3]	12.67%	(3.71)%	11.89%	2.90%	(5.92)%	56.72%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupment	1.30%[4]	1.28%[5]	1.29%	1.25%[5]	1.20%[5]	1.20%
Expenses after fee waivers and/or expense reimbursements/ recoupment	1.29%[4]	1.28%[5]	1.29%	1.25%[5]	1.20%[5]	1.20%
Net investment income (loss)	0.68%[4]	0.82%	0.49%	0.45%	0.24%	0.09%
Supplemental data:
Net assets, end of period (000's)	$10,803	$11,011	$14,269	$15,198	$17,436	$19,885
Portfolio turnover	18%	42%	119%	36%	37%	50%

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.87	$20.55	$18.45	$21.94	$27.22	$17.45
Net investment income (loss)[1]	0.08	0.19	0.14	0.12	0.10	0.06
Net realized and unrealized gains (losses)	2.06	(0.69)	2.09	0.22	(1.47)	9.85
Net increase (decrease) from operations	2.14	(0.50)	2.23	0.34	(1.37)	9.91
Dividends from net investment income	(0.09)	(0.19)	(0.13)	(0.14)	(0.09)	(0.14)
Distributions from net realized gains	(0.53)	(2.99)	(0.00)[2]	(3.69)	(3.82)	—
Total dividends and distributions	(0.62)	(3.18)	(0.13)	(3.83)	(3.91)	(0.14)
Net asset value, end of period	$18.39	$16.87	$20.55	$18.45	$21.94	$27.22
Total investment return[3]	12.84%	(3.49)%	12.16%	3.12%	(5.78)%	56.95%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.10%[4]	1.09%[5]	1.11%	1.07%[5]	1.01%[5]	1.02%
Expenses after fee waivers and/or expense reimbursements/ recoupments	1.04%[4]	1.04%[5]	1.04%	1.04%[5]	1.04%[5,6]	1.02%
Net investment income (loss)	0.92%[4]	1.06%	0.75%	0.66%	0.41%	0.28%
Supplemental data:
Net assets, end of period (000's)	$251,380	$240,441	$288,762	$304,200	$381,341	$478,837
Portfolio turnover	18%	42%	119%	36%	37%	50%

1  Calculated using the average shares method.

2  Amount represents less than $0.005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4  Annualized.

5  Includes interest expense representing less than 0.005%.

6  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

See accompanying notes to financial statements

PACE Small/Medium Co Growth Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.21	$12.42	$11.89	$10.77	$21.72	$15.82
Net investment income (loss)[1]	(0.06)	(0.10)	(0.09)	(0.07)	(0.09)	(0.15)
Net realized and unrealized gain (loss)	0.78	0.35	0.62	1.19	(3.38)	7.42
Net increase (decrease) from operations	0.72	0.25	0.53	1.12	(3.47)	7.27
Distributions from net realized gain	(0.93)	(0.46)	—	—	(7.48)	(1.37)
Net asset value, end of period	$12.00	$12.21	$12.42	$11.89	$10.77	$21.72
Total investment return[2]	5.78%	1.67%	4.46%	10.40%	(22.59)%	47.35%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursement/ recoupments	1.28%[3]	1.28%	1.28%[4]	1.26%[4]	1.20%[4]	1.19%[4]
Expenses after fee waivers and/or expense reimbursement/ recoupments	1.28%[3]	1.28%	1.28%[4]	1.26%[4]	1.20%[4]	1.19%[4]
Net investment income (loss)	(0.90)%[3]	(0.80)%	(0.82)%	(0.65)%	(0.60)%	(0.77)%
Supplemental data:
Net assets, end of period (000's)	$13,891	$14,421	$17,003	$19,984	$21,148	$31,412
Portfolio turnover	38%	76%	87%	94%	78%	98%

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.46	$14.60	$13.95	$12.61	$24.07	$17.39
Net investment income (loss)[1]	(0.05)	(0.09)	(0.08)	(0.06)	(0.08)	(0.13)
Net realized and unrealized gains (losses)	0.91	0.41	0.73	1.40	(3.90)	8.18
Net increase (decrease) from operations	0.86	0.32	0.65	1.34	(3.98)	8.05
Distributions from net realized gains	(0.93)	(0.46)	—	—	(7.48)	(1.37)
Net asset value, end of period	$14.39	$14.46	$14.60	$13.95	$12.61	$24.07
Total investment return[2]	5.85%	1.90%	4.66%	10.63%	(22.47)%	47.57%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments	1.11%[3]	1.11%	1.13%[4]	1.13%[4]	1.04%[4]	1.03%[4]
Expenses after fee waivers and/or expense reimbursements/ recoupments	1.08%[3]	1.08%	1.08%[4]	1.08%[4]	1.04%[4]	1.03%[4]
Net investment income (loss)	(0.69)%[3]	(0.61)%	(0.63)%	(0.47)%	(0.45)%	(0.60)%
Supplemental data:
Net assets, end of period (000's)	$227,907	$228,961	$253,428	$275,171	$315,222	$475,618
Portfolio turnover	38%	76%	87%	94%	78%	98%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

PACE International Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.35	$18.86	$17.41	$15.50	$19.03	$14.64
Net investment income (loss)[1]	0.06	0.35	0.29	0.28	0.32	0.24
Net realized and unrealized gain (loss)	3.07	2.26	1.83	2.07	(2.46)	4.34
Net increase (decrease) from operations	3.13	2.61	2.12	2.35	(2.14)	4.58
Dividends from net investment income	(0.61)	(0.33)	(0.59)	(0.13)	(0.37)	(0.19)
Distributions from net realized gain	(1.80)	(1.79)	(0.08)	(0.31)	(1.02)	—
Total dividends and distributions	(2.41)	(2.12)	(0.67)	(0.44)	(1.39)	(0.19)
Net asset value, end of period	$20.07	$19.35	$18.86	$17.41	$15.50	$19.03
Total investment return[2]	16.74%	15.71%	12.67%	15.68%	(12.06)%	31.41%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.68%[3]	2.01%	1.82%	1.87%	1.77%	1.64%
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.60%[3]	1.91%	1.70%	1.75%	1.69%	1.58%
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.25%[3]	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	0.62%[3]	1.89%	1.67%	1.78%	1.80%	1.40%
Supplemental data:
Net assets, end of period (000's)	$26,813	$24,405	$23,282	$22,999	$22,049	$28,773
Portfolio turnover	22%	44%	37%	40%	36%	48%

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.15	$18.69	$17.26	$15.38	$18.90	$14.54
Net investment income (loss)[1]	0.09	0.39	0.33	0.31	0.36	0.28
Net realized and unrealized gains (losses)	3.03	2.24	1.82	2.05	(2.44)	4.31
Net increase (decrease) from operations	3.12	2.63	2.15	2.36	(2.08)	4.59
Dividends from net investment income	(0.66)	(0.38)	(0.64)	(0.17)	(0.42)	(0.23)
Distributions from net realized gains	(1.80)	(1.79)	(0.08)	(0.31)	(1.02)	—
Total dividends and distributions	(2.46)	(2.17)	(0.72)	(0.48)	(1.44)	(0.23)
Net asset value, end of period	$19.81	$19.15	$18.69	$17.26	$15.38	$18.90
Total investment return[2]	16.88%	16.02%	12.95%	15.93%	(11.84)%	31.74%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.41%[3]	1.73%	1.53%	1.59%	1.49%	1.36%
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.35%[3]	1.66%	1.45%	1.50%	1.44%	1.33%
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.00%[3]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.87%[3]	2.13%	1.92%	2.02%	2.07%	1.65%
Supplemental data:
Net assets, end of period (000's)	$719,998	$674,924	$680,809	$719,730	$781,868	$995,293
Portfolio turnover	22%	44%	37%	40%	36%	48%

1  Calculated using the average shares method.

PACE International Equity Investments

Financial highlights (continued)

Class P2

	Six months ended January 31, 2026	Years ended July 31,		Period ended
	(unaudited)	2025	2024	July 31, 2023[4]
Net asset value, beginning of period	$19.52	$18.85	$17.27	$15.67
Net investment income (loss)[1]	0.15	0.51	0.42	0.12
Net realized and unrealized gains (losses)	3.10	2.28	1.84	1.48
Net increase (decrease) from operations	3.25	2.79	2.26	1.60

Dividends from net investment income	(0.60)	(0.33)	(0.60)	—
Distributions from net realized gains	(1.80)	(1.79)	(0.08)	—
Total dividends and distributions	(2.40)	(2.12)	(0.68)	0.00

Net asset value, end of period	$20.37	$19.52	$18.85	$17.27
Total investment return[2]	17.22%	16.69%	13.58%	10.21%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.37%[3]	1.68%	1.47%	1.46%[3]
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	0.75%[3]	1.07%	0.85%	0.85%[3]
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	0.40%[3]	0.42%	0.41%	0.43%[3]
Net investment income (loss)	1.47%[3]	2.79%	2.45%	2.12%[3]
Supplemental data:
Net assets, end of period (000's)	$18,274	$17,194	$14,903	$19,398
Portfolio turnover	22%	44%	37%	40%

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  For the period from March 28, 2023 (commencement of operations) through July 31, 2023.

See accompanying notes to financial statements

PACE International Emerging Markets Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.16	$12.95	$13.06	$12.01	$16.87	$13.79
Net investment income (loss)[1]	0.04	0.16	0.14	0.18	0.22	0.05
Net realized and unrealized gain (loss)	4.12	2.17	(0.10)	1.13	(3.42)	3.18
Net increase (decrease) from operations	4.16	2.33	0.04	1.31	(3.20)	3.23
Dividends from net investment income	(0.30)	(0.12)	(0.15)	(0.26)	(0.23)	(0.15)
Distributions from net realized gain	(0.49)	—	—	—	(1.43)	—
Total dividends and distributions	(0.79)	(0.12)	(0.15)	(0.26)	(1.66)	(0.15)
Net asset value, end of period	$18.53	$15.16	$12.95	$13.06	$12.01	$16.87
Total investment return[2]	28.15%	18.15%	0.35%	11.14%	(20.49)%	23.45%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.54%[3,4]	1.61%[4]	1.68%[4]	1.68%	1.75%[4]	1.66%[4]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.45%[3,4]	1.45%[4]	1.45%[4]	1.46%	1.45%[4]	1.55%[4]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	1.45%[3]	1.45%	1.45%	1.45%	1.45%	1.55%
Net investment income (loss)	0.49%[3]	1.16%	1.10%	1.54%	1.53%	0.33%
Supplemental data:
Net assets, end of period (000's)	$3,424	$2,886	$2,984	$3,462	$3,456	$5,033
Portfolio turnover	38%	70%	66%	81%	57%	82%

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.23	$13.00	$13.12	$12.07	$16.95	$13.85
Net investment income (loss)[1]	0.06	0.20	0.17	0.21	0.26	0.10
Net realized and unrealized gains (losses)	4.13	2.19	(0.11)	1.13	(3.43)	3.18
Net increase (decrease) from operations	4.19	2.39	0.06	1.34	(3.17)	3.28
Dividends from net investment income	(0.34)	(0.16)	(0.18)	(0.29)	(0.28)	(0.18)
Distributions from net realized gains	(0.49)	—	—	—	(1.43)	—
Total dividends and distributions	(0.83)	(0.16)	(0.18)	(0.29)	(1.71)	(0.18)
Net asset value, end of period	$18.59	$15.23	$13.00	$13.12	$12.07	$16.95
Total investment return[2]	28.26%	18.55%	0.54%	11.43%	(20.28)%	23.75%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.30%[3,4]	1.39%[4]	1.46%[4]	1.46%	1.54%[4]	1.44%[4]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.20%[3,4]	1.20%[4]	1.20%[4]	1.21%	1.20%[4]	1.30%[4]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.30%
Net investment income (loss)	0.75%[3]	1.44%	1.36%	1.77%	1.81%	0.59%
Supplemental data:
Net assets, end of period (000's)	$280,351	$240,244	$230,611	$262,098	$288,057	$386,507
Portfolio turnover	38%	70%	66%	81%	57%	82%
1  Calculated using the average shares method.

PACE International Emerging Markets Equity Investments

Financial highlights (continued)

Class P2

	Six months ended January 31, 2026	Years ended July 31,		Period ended
	(unaudited)	2025	2024	July 31, 2023[5]
Net asset value, beginning of period	$15.46	$13.08	$13.14	$11.61
Net investment income (loss)[1]	0.10	0.25	0.22	0.15
Net realized and unrealized gains (losses)	4.21	2.21	(0.12)	1.38
Net increase (decrease) from operations	4.31	2.46	0.10	1.53

Dividends from net investment income	(0.24)	(0.08)	(0.16)	—
Distributions from net realized gains	(0.49)	—	—	—
Total dividends and distributions	(0.73)	(0.08)	(0.16)	0.00

Net asset value, end of period	$19.04	$15.46	$13.08	$13.14
Total investment return[2]	28.58%	18.83%	0.89%	13.18%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.21%[3]	1.29%[4]	1.34%[4]	1.31%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.81%[3]	0.89%[4]	0.93%[4]	0.92%[3]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.80%[3]	0.89%	0.93%	0.91%[3]
Net investment income (loss)	1.14%[3]	1.83%	1.72%	3.14%[3]
Supplemental data:
Net assets, end of period (000's)	$264,264	$217,041	$147,133	$111,478
Portfolio turnover	38%	70%	66%	81%

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

5  For the period from March 17, 2023 (commencement of operations) through July 31, 2023.

See accompanying notes to financial statements

PACE Global Real Estate Securities Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.53	$6.90	$6.59	$7.26	$8.42	$6.13
Net investment income (loss)[1]	0.07	0.12	0.09	0.08	0.06	0.08
Net realized and unrealized gain (loss)	0.25	(0.38)	0.30	(0.71)	(0.98)	2.38
Net increase (decrease) from operations	0.32	(0.26)	0.39	(0.63)	(0.92)	2.46
Dividends from net investment income	(0.16)	(0.11)	(0.08)	(0.04)	(0.22)	(0.17)
Return of capital	—	—	—	—	(0.02)	—
Total dividends and distributions	(0.16)	(0.11)	(0.08)	(0.04)	(0.24)	(0.17)
Net asset value, end of period	$6.69	$6.53	$6.90	$6.59	$7.26	$8.42
Total investment return[2]	5.04%	(3.84)%	5.96%	(8.63)%	(11.29)%	40.73%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	2.04%[3]	1.89%	1.97%[4]	1.71%[4]	1.58%[4]	1.62%[4]
Expenses after fee waivers and/or expense reimbursements	1.45%[3]	1.45%	1.45%[4]	1.45%[4]	1.45%[4]	1.45%[4]
Net investment income (loss)	1.98%[3]	1.72%	1.39%	1.29%	0.72%	1.06%
Supplemental data:
Net assets, end of period (000's)	$123	$120	$151	$208	$321	$409
Portfolio turnover	21%	29%	46%	18%	76%	117%

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$6.23	$6.59	$6.30	$6.96	$8.08	$5.89
Net investment income (loss)[1]	0.07	0.13	0.10	0.10	0.07	0.09
Net realized and unrealized gains (losses)	0.24	(0.37)	0.29	(0.69)	(0.93)	2.28
Net increase (decrease) from operations	0.31	(0.24)	0.39	(0.59)	(0.86)	2.37
Dividends from net investment income	(0.18)	(0.12)	(0.10)	(0.07)	(0.24)	(0.18)
Return of capital	—	—	—	—	(0.02)	—
Total dividends and distributions	(0.18)	(0.12)	(0.10)	(0.07)	(0.26)	(0.18)
Net asset value, end of period	$6.36	$6.23	$6.59	$6.30	$6.96	$8.08
Total investment return[2]	5.08%	(3.61)%	6.24%	(8.44)%	(11.04)%	41.05%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.93%[3]	1.85%	1.92%[4]	1.74%[4]	1.56%[4]	1.65%[4]
Expenses after fee waivers and/or expense reimbursements	1.20%[3]	1.20%	1.20%[4]	1.20%[4]	1.20%[4]	1.20%[4]
Net investment income (loss)	2.23%[3]	2.00%	1.68%	1.68%	0.97%	1.32%
Supplemental data:
Net assets, end of period (000's)	$53,320	$52,884	$62,060	$67,451	$90,302	$114,494
Portfolio turnover	21%	29%	46%	18%	76%	117%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

This page intentionally left blank.

PACE Alternative Strategies Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.92	$11.09	$10.54	$10.48	$11.30	$11.05
Net investment income (loss)[1]	0.12	0.16	0.21	0.18	(0.14)	(0.17)
Net realized and unrealized gain (loss)	0.32	0.50	0.72	0.13	0.01	0.96
Net increase (decrease) from operations	0.44	0.66	0.93	0.31	(0.13)	0.79
Dividends from net investment income	(0.52)	(0.48)	(0.38)	—	—	(0.14)
Distributions from net realized gain	(0.59)	(0.35)	—	(0.25)	(0.69)	(0.40)
Total dividends and distributions	(1.11)	(0.83)	(0.38)	(0.25)	(0.69)	(0.54)
Net asset value, end of period	$10.25	$10.92	$11.09	$10.54	$10.48	$11.30
Total investment return[2]	4.06%	6.05%	9.19%	3.01%	(1.17)%	7.21%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	3.44%[3]	3.29%	2.75%	2.95%	2.92%	2.93%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.60%[3]	2.55%	2.44%	2.62%	2.65%	2.81%
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.83%[3]	1.83%	1.83%	1.83%	1.88%	1.88%
Net investment income (loss)	2.15%[3]	1.45%	1.95%	1.69%	(1.27)%	(1.47)%
Supplemental data:
Net assets, end of period (000's)	$2,967	$3,357	$3,379	$3,798	$4,727	$5,995
Portfolio turnover	191%	497%	368%	423%	406%	418%

Class P

	Six months ended January 31, 2026	Years ended July 31,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.92	$11.10	$10.55	$10.47	$11.26	$11.01
Net investment income (loss)[1]	0.13	0.19	0.24	0.21	(0.11)	(0.14)
Net realized and unrealized gains (losses)	0.34	0.49	0.72	0.12	0.01	0.96
Net increase (decrease) from operations	0.47	0.68	0.96	0.33	(0.10)	0.82
Dividends from net investment income	(0.54)	(0.51)	(0.41)	—	—	(0.17)
Distributions from net realized gains	(0.59)	(0.35)	—	(0.25)	(0.69)	(0.40)
Total dividends and distributions	(1.13)	(0.86)	(0.41)	(0.25)	(0.69)	(0.57)
Net asset value, end of period	$10.26	$10.92	$11.10	$10.55	$10.47	$11.26
Total investment return[2]	4.24%	6.42%	9.37%	3.21%	(0.90)%	7.53%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	3.17%[3]	3.02%	2.48%	2.69%	2.67%	2.68%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.35%[3]	2.30%	2.19%	2.37%	2.40%	2.57%
Expenses after fee waivers and/or expense reimbursements/ recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.58%[3]	1.58%	1.58%	1.58%	1.63%	1.63%
Net investment income (loss)	2.41%[3]	1.70%	2.19%	1.96%	(1.01)%	(1.22)%
Supplemental data:
Net assets, end of period (000's)	$250,105	$257,350	$281,029	$314,136	$391,351	$447,508
Portfolio turnover	191%	497%	368%	423%	406%	418%

1  Calculated using the average shares method.

PACE Alternative Strategies Investments

Financial highlights (concluded)

Class P2

	Six months ended January 31, 2026	Years ended July 31,		Period ended
	(unaudited)	2025	2024	July 31, 2023[4]
Net asset value, beginning of period	$11.04	$11.12	$10.48	$10.56
Net investment income (loss)[1]	0.12	0.22	0.28	0.18
Net realized and unrealized gains (losses)	0.33	0.47	0.72	(0.01)
Net increase (decrease) from operations	0.45	0.69	1.00	0.17

Dividends from net investment income	(0.44)	(0.42)	(0.36)	—
Distributions from net realized gains	(0.59)	(0.35)	—	(0.25)
Total dividends and distributions	(1.03)	(0.77)	(0.36)	(0.25)

Net asset value, end of period	$10.46	$11.04	$11.12	$10.48
Total investment return[2]	4.22%	6.34%	9.85%	1.65%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	3.25%[3]	2.85%	2.53%	1.96%[3]
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	2.61%[3]	2.14%	1.73%	1.27%[3]
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.84%[3]	1.41%	1.12%	0.86%[3]
Net investment income (loss)	2.14%[3]	1.98%	2.62%	2.26%[3]
Supplemental data:
Net assets, end of period (000's)	$18,341	$17,136	$57,846	$53,575
Portfolio turnover	191%	497%	368%	423%

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Annualized.

4  For the period from November 14, 2022 (commencement of operations) through July 31, 2023.

See accompanying notes to financial statements

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

PACE Select Advisors Trust (the "Trust") is an open-end management investment company registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), currently offering multiple series representing separate investment portfolios. The Trust is a Delaware statutory trust organized under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995 and thereafter. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest at par value of $0.001 per share.

The Trust has fifteen series available for investment, each having its own investment objectives and policies: UBS Government Money Market Investments Fund, PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments (each a "Portfolio" and collectively, the "Portfolios"). Each of the Portfolios is classified as a diversified investment company for purposes of the 1940 Act.

UBS Asset Management (Americas) LLC ("UBS AM") serves as the investment manager and administrator for the Portfolios and also as the investment advisor for UBS Government Money Market Investments Fund and a portion of PACE Alternative Strategies Investments' assets. Subject to the approval and oversight of the Portfolios' Board of Trustees (the "Board"), UBS AM selects and oversees other investment subadvisors, who provide advisory services for the Portfolios. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as principal underwriter for the Portfolios. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Each Portfolio currently offers Class A, Class P, and Class P2 shares, with the exception of UBS Government Money Market Investments Fund, which currently offers Class P shares only. Each class represents interests in the same assets of the applicable Portfolio and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges, certain transfer agency and related services expenses and class specific fee/expense waiver arrangements. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class P and Class P2 shares have no service or distribution plan. The Portfolios' Class P shares currently are available for purchase only to participants in the PACESM Select Advisors Program and certain other advisory programs offered through select sponsors, except that UBS Government Money Market Investments Fund shares are also available to participants in the PACESM Multi Advisor Program. Class P2 shares are only available for purchase by a limited group of investors, including on behalf of certain investors of a fee-based program or other advisory programs in which UBS AM exercises investment discretion and for which such investors pay UBS AM a fee, or pay an affiliate of UBS AM a fee, and UBS AM receives compensation, to participate in such programs; on behalf of institutional clients with which UBS AM or its affiliates has signed a separate investment management agreement, pursuant to which such investors pay an advisory fee; and by other registered investment companies managed by UBS AM that pay a management fee at the investing/acquiring fund level.

Prior to August 30, 2024, the Portfolios offered Class Y shares. At the recommendation of UBS AM, the Board of Trustees of the Trust approved the closure of Class Y of each Portfolio and the automatic conversion of Class Y shares of each Portfolio into Class P shares of the same Portfolio (the "Conversion").

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Effective on August 30, 2024 (the "Closure Date"), the Portfolios ceased offering Class Y shares. New or additional investments into Class Y shares, including investments through an automatic investment plan, were not permitted after the Closure Date.

On November 15, 2024 (the "Conversion Date"), all outstanding Class Y shares of each Portfolio were automatically converted into Class P shares of the same Portfolio.

The Trust accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

In the normal course of business, the Portfolios may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

UBS Government Money Market Investments Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. The Portfolio has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Portfolio has adopted a policy to operate as a "government money market fund" and as such the Portfolio is permitted to seek to maintain a stable price per share. In addition, by operating as a "government money market fund", the Portfolio is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio's Board may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Portfolios' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacts financial statement disclosures only and does not affect the Portfolios' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios' portfolio management teams act as the Portfolios' CODM. Each of the Portfolios represents a single operating segment, as the CODM monitors the operating results of each of the Portfolios as a whole, and the Portfolios' long-term strategic asset allocation is pre-determined in accordance with the Portfolios' single investment objective which is executed by the Portfolios' portfolio managers as a team. The financial information in the form of the Portfolios' portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment's performance versus the Portfolios' comparative benchmarks and to make resource allocation decisions for the Portfolios' single segment, is consistent with that presented within the Portfolios' financial statements. Segment assets are reflected on the accompanying Statements of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying Statements of operations.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded net of withholding taxes on the ex-dividend date ("ex-date") except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the respective Portfolio, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Foreign currency translation—The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of operations.

The Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in the market prices of securities. However, the Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Concentration of risk—Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which some Portfolios in the Trust invest.

Small capitalization ("small cap") companies may be more vulnerable than larger capitalization ("large cap") companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of large cap companies or the market averages in general and therefore may involve greater risk than investing in large cap companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

The ability of the issuers of debt securities held by the Portfolios' to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investments in bonds with ratings of BB (Standard & Poor's Financial Services LLC or Fitch Ratings, Inc.) or Ba (Moody's Investors Service, Inc.) or below (commonly referred to as "high yield" bonds), or deemed of equivalent quality, have an increased risk of defaulting or otherwise being unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

At January 31, 2026, PACE International Emerging Markets Equity Investments had exposure to Russian or Ukrainian securities. Such exposure was limited to less than 1% of each such Portfolio's assets as of such date. PACE International Emerging Markets Equity Investments had 3.8% of its assets in such securities as of January 31, 2022, which holdings were subsequently sold or declined in value to represent under 1% of that Portfolio's assets. The escalating conflict between Ukraine and the Russian Federation, especially after Russia invaded Ukraine in March 2022, has resulted in significant volatility and uncertainty in financial markets. NATO, EU and G7 member countries have imposed severe and coordinated sanctions against Russia. Restrictive measures have also been imposed by Russia, and some securities traded in that country have materially declined in value and/or may no longer be tradable. These actions have resulted in significant disruptions to investing activities and businesses with operations in Russia. The longer-term impact to geopolitical norms, supply chains and investment valuations is uncertain.

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, a Portfolio's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Under Rule 2a-7 under the 1940 Act, as amended ("Rule 2a-7"), UBS Government Money Market Investments Fund has adopted a policy to operate as a "government money market fund". Under Rule 2a-7, a "government money market fund" invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a "government money market fund", UBS Government Money Market Investments Fund values its investments at amortized cost unless the Portfolio's Board determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

Each Portfolio (other than UBS Government Money Market Investments Fund) calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio's net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio's investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at "fair value," that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios' use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the clearing houses.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the

PACE Select Advisors Trust

Notes to financial statements (unaudited)

appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee with respect to the Portfolios' portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Portfolio's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio's own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Portfolio's Portfolio of investments.

Investments

Asset-backed securities—Certain Portfolios may invest in asset-backed securities ("ABS"), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Loan assignments and participations—Certain Portfolio's may invest in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions ("Lenders") which may be in the form of participations ("Participations") in Loans or assignments ("Assignments") of all or a portion of Loans from third parties. A Portfolio may invest in

PACE Select Advisors Trust

Notes to financial statements (unaudited)

multiple series or tranches of a Loan, which may have varying terms and carry different associated risks. Participations typically result in a Portfolio having a contractual relationship only with the Lender, not with the borrower. A Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Portfolio generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and a Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the Portfolio may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A Portfolio will acquire Participations only if its subadvisor determines that the selling Lender is creditworthy. When a Portfolio purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the Portfolio is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the Portfolio. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

Mortgage-backed securities—Certain Portfolios may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only ("IO") and principal-only ("PO") classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater

PACE Select Advisors Trust

Notes to financial statements (unaudited)

than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Real estate investment trusts—Certain Portfolios may invest in real estate investment trusts ("REITs"). Distributions from a REIT are initially recorded as dividend income and may subsequently be recharacterized by the REIT at the end of its tax year as a return of capital and/or capital gains. The Portfolio estimates the character of dividends received from REITs for financial reporting purposes based on the distribution history of each REIT. Once actual distribution characterizations are made available by the REITs, typically after calendar year end, the Portfolio updates its accounting and/or tax books and records.

Repurchase agreements—The Portfolios may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolios maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolios and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. Certain Portfolios obtain securities on terms that allow it to resell or repledge the securities to others.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Portfolio upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a Portfolio's investment strategies and limitations, may require the Portfolios to promptly dispose of such collateral if the seller or guarantor, becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Portfolio intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM and the applicable subadvisor to present minimal credit risks.

Each Portfolio may participate in joint repurchase agreement transactions with other Portfolios managed, advised or sub-advised by UBS AM. Under certain circumstances, the Portfolios may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its Portfolios at the end of the day in order to avoid having the Portfolios potentially exposed to a fee for uninvested cash held in a business account at a bank.

Restricted securities—The Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in each Portfolio's portfolio footnotes.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Reverse repurchase agreements—Certain Portfolios may enter into reverse repurchase agreements with qualified third party banks, securities dealers or their affiliates. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Portfolio enters into a reverse repurchase agreement, the Portfolio establishes and maintains a segregated account with the Portfolio's custodian containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

During the period ended January 31, 2026, only PACE Mortgage-Backed Securities Fixed Income Investments utilized reverse repurchase agreement transactions.

The table below represents the remaining contractual maturity as of January 31, 2026, of the reverse repurchase agreement transactions accounted for as secured borrowings.

PACE Mortgage-Backed Securities Fixed Income Investments

Type of securities being bought back	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Reverse repurchase agreements	$—	$32,215,662	$—	$—	$32,215,662

Securities traded on to-be-announced basis—Certain Portfolios may from time to time purchase, or short sell, securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short sales "against the box"—Each Portfolio (other than UBS Government Money Market Investments Fund and PACE Municipal Fixed Income Investments) may engage in short sale transactions of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). A Portfolio might make a short sale "against the box" to hedge against market risks when its subadvisor believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for a security owned by the Portfolio.

The Portfolio must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. Any loss in the Portfolio's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. When a Portfolio sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the Portfolio maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. Each Portfolio incurs transaction costs, including dividend expense, borrowing costs and interest expense, in connection with opening, maintaining and closing short sales "against the box". These dividends and interest are booked as an expense or liability to the Portfolio.

Treasury Inflation Protected Securities—The Portfolios may purchase Treasury inflation protected securities ("TIPS") which are debt securities issued by the US Treasury. TIPS adjust for inflation based on changes in the published Consumer Price Index ("CPI"). During periods of inflation when the CPI index increases, the principal amount of the debt to which the rate of interest is applied increases, which in turn increases the yield. During periods of deflation when the CPI index decreases, the principal amount of the debt to which the rate of interest is applied

PACE Select Advisors Trust

Notes to financial statements (unaudited)

decreases, which in turn lowers the yield. At maturity, TIPS return the higher of the principal amount at maturity or the initial face amount of the debt.

Treasury roll transactions—Certain Portfolios may enter into treasury roll transactions. In a treasury roll transaction, a Portfolio sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and date. The Portfolio receives cash from the sale of the Treasury security to use for other investment purposes. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase and sale. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Portfolio and the counterparty over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio's net investment income and dividends to shareholders may be adversely impacted.

Treasury roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. During the period ended January 31, 2026, PACE Strategic Fixed Income Investments utilized treasury roll transactions.

PACE Strategic Fixed Income Investments

Type of securities being bought back	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
US government obligations	$—	$13,029,529	$—	$—	$13,029,529

Uncovered short sales—PACE Mortgage-Backed Securities Fixed Income Investments (with respect to securities issued by the US Treasury and TBA securities coupon trades), PACE Large Co Value Equity Investments, PACE International Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may engage in short sale transactions in which the Portfolio sells a security it does not own (or does not have the right to acquire at no added cost), in anticipation of a decline in the security's price.

The Portfolio must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security, and the Portfolio will realize a gain if the security declines in price between those same dates. Each Portfolio segregates collateral, consisting of cash or liquid assets, sufficient to collateralize the market value of the investments sold short. Each Portfolio incurs transaction costs, including dividend expense, borrowing costs and interest expenses in connection with opening, maintaining and closing short sales. These dividends and interest are booked as an expense or liability to the Portfolio.

Because a Portfolio's loss on a short sale arises from increases in the value of the investment sold short, such loss, like the potential increase in price of the security sold short, is theoretically unlimited. The Portfolio's investments held long could also decline in value at the same time the value of the investment sold short increases, thereby increasing the Portfolio's potential for loss. There is also the risk that the counterparty to a short sale transaction may fail to honor its contract terms, causing a loss to the Portfolio. In addition, PACE Large Co Value Equity Investments and PACE International Equity Investments may invest the proceeds received upon the initial sale of the security, resulting in leverage and increasing each Portfolio's return and loss potential. PACE Large Co Value Equity Investments and PACE International Equity Investments may also engage in short sale transactions that are effected through their custodian and may deliver cash received in connection with its securities lending activity to the custodian as collateral to secure the short sale transactions.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the period ended January 31, 2026, PACE Large Co Value Equity Investments and PACE Global Real Estate Securities Investments did not engage in any short sale transactions.

Unfunded loan commitments—A Portfolio may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statement of assets and liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Portfolio's NAV as if the Portfolio had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

Under the terms of the contract, the Portfolio has the option to assign (sell) all or portion of the unfunded loan commitment. Upon the completion of such assignment, the Portfolio is released from its rights and obligations pertaining to the portion of the unfunded loan commitment assigned. When the Portfolio sells a portion of an unfunded loan commitment, the portion sold is removed from the Portfolio of investments and the unsettled amount is reflected as unfunded loan commitments sold on the Statement of assets and liabilities until settlement date. Once settled, the portion of the unfunded loan commitment assigned is relieved from the Portfolio's unfunded loan commitments liability.

Unfunded loan commitments, if any, are disclosed within the Portfolio of investments and Statement of assets and liabilities.

Derivative instruments

Purchased options—Certain Portfolios may purchase put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.

The Portfolios pay a premium which is included in the Statement of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Purchased options are shown as portfolio holdings within the Portfolio of investments and are included in the Statement of assets and liabilities in investments, at value.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Option writing—Certain Portfolios may write (sell) put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains.

When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included on the Portfolio's Statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the

PACE Select Advisors Trust

Notes to financial statements (unaudited)

liability related to such option is extinguished. If a call option, which a Portfolio has written, is exercised, the Portfolio recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option, which a Portfolio has written, is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Portfolio purchases upon exercise of the option.

In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the derivative instrument, security, or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a derivative instrument, security or currency at a price different from current market value.

In the normal course of trading activities, the Portfolio trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Portfolio will be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). It also includes written swaptions, where the Portfolio will be obligated to enter into a swap agreement.

The maximum payout for written put options is limited to the number of put option contracts written and the related strike prices, respectively. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event. At January 31, 2026, PACE Mortgage-Backed Securities Fixed Income Investments and PACE Strategic Fixed Income Investments had maximum payout amounts of approximately $4,842,695,312 and $12,455,470 respectively, relating to written put option contracts.

Futures contracts—Certain Portfolios may purchase or sell futures contracts to increase or reduce their exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance income or realized gains. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or currency, at a specified price at a specified later date.

Upon entering into a futures contract, a Portfolio is required to deliver to a broker an amount of cash and/or US government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", generally are made or received by a Portfolio, depending on the daily fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts that are held through swap contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized appreciation or depreciation on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that a Portfolio will not achieve the anticipated benefits of the futures contractor may realize a loss.

Futures contracts, if any, are shown as fund holdings within the Portfolio of investments. Variation margin, if applicable, is shown in receivable or payable for variation margin on futures contracts within the Statement of assets and liabilities.

Swap agreements—Certain Portfolios may engage in swap agreements, including, but not limited to, interest rate, credit default, total return. A Portfolio expects to enter into these transactions to preserve a return or spread on a

PACE Select Advisors Trust

Notes to financial statements (unaudited)

particular investment or to hedge a portion of the Portfolio's duration, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

The Portfolios accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation or depreciation of swap agreements. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as change in unrealized appreciation or depreciation on swap agreements.

Certain Portfolios may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or other credit event of the referenced obligation. As a buyer, the Portfolio would make periodic payments to the counterparty, and the Portfolio would receive payments only upon the occurrence of a default or credit event. If no default or credit event occurs, the Portfolio will lose its periodic stream of payments over the term of the contract. However, if a default or a credit event does occur, the Portfolios typically would receive full notional value for the referenced obligation that may have little or no value. As a seller, the Portfolio would receive periodic payments from the counterparty, and the Portfolios would make payments only upon the occurrence of a default or a credit event. If no default or credit event occurs, the Portfolios will gain the periodic stream of payments it received over the term of the contract and the counterparty will lose its periodic stream of payments over the term of the contract. However, if a default or credit event occurs, the Portfolio typically would pay full notional value for the referenced obligation that may have little or no value. Credit default swap agreements may involve greater risks than if the Portfolios had invested in the referenced obligation directly and are subject to general market risk, liquidity risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swap agreements on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swap agreements on credit indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the

PACE Select Advisors Trust

Notes to financial statements (unaudited)

event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swap agreements on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement, which may exceed the amount of the value reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of the period end for which a Portfolio is the seller of protection are disclosed under the section "Credit default swap agreements on corporate issues and credit indices—sell protection" in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Portfolio for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk, interest rate risk, credit risk and the risk that there may be unfavorable changes in the underlying investments or instruments.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the realized price variance of the underlying asset is less than the strike price. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

The use of swap agreements involves investment techniques, risks, and transaction costs different from those associated with ordinary portfolio security transactions, including assumptions about market conditions, interest rates, and other applicable factors. As a result, the performance of the Portfolio will be different than if it had used ordinary portfolio security transactions. OTC swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the Portfolio's risk of loss will consist of the net amount of interest or other payments that the Portfolio is contractually entitled to receive. Therefore, the Portfolio would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Certain clearinghouses offer clearing for limited types of derivatives transactions, such as interest rate and credit default swap agreements. Centrally cleared swap agreements must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty. The performance of a

PACE Select Advisors Trust

Notes to financial statements (unaudited)

centrally cleared swap transaction is effectively guaranteed by a central clearinghouse, thereby reducing the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction. Centrally cleared swap agreements, if any, are reported on the Statement of assets and liabilities based on variation margin received or paid, if any.

Forward foreign currency contracts—Certain Portfolios may enter into forward foreign currency contracts as part of their investment objective, for purposes of risk management or to hedge the US dollar value of portfolio securities denominated in a particular currency. Generally, a forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Non-deliverable forward foreign currency contracts are settled with the counterparty in US dollars, or another fully convertible currency, without the physical delivery of foreign currency.

Fluctuations in the value of open forward foreign currency contracts are recorded daily for book purposes as unrealized appreciation or depreciation on forward foreign currency contracts by the Portfolios. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Portfolios on contracts which have been sold or matured.

Risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar.

Derivatives by underlying risk—Investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations. Under US GAAP, investment companies do not qualify for hedge accounting. Accordingly, even though a Portfolio's investments in derivatives may represent economic hedges, they are considered to be "non-hedge transactions" for purposes of disclosure under US GAAP.

The volume of derivatives as disclosed in each Portfolio's Portfolio of investments is representative of the volume of derivatives outstanding during the period ended January 31, 2026.

Swap agreements, forward foreign currency contracts, swaptions and options written entered into by the Portfolios may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in the Portfolio's Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of January 31, 2026 is reflected in the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

At January 31, 2026, the Portfolios had the following derivatives categorized by underlying risk:

Asset derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$1,167,405	$—	$—	$—	$1,167,405
Futures contracts	2,443	—	—	—	2,443
Swap contracts	3,690,635	—	—	—	3,690,635
Total value	$4,860,483	$—	$—	$—	$4,860,483
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$—	$9,572	$—	$—	$9,572
Futures contracts	55,001	—	—	—	55,001
Swap contracts	436,600	—	374,979	1,971	813,550
Forward foreign currency contracts	—	165,405	—	—	165,405
Total value	$491,601	$174,977	$374,979	$1,971	$1,043,528
PACE Global Fixed Income Investments
Options and swaptions purchased	$14,375	$—	$—	$—	$14,375
Futures contracts	166,657	—	—	—	166,657
Forward foreign currency contracts	—	997,592	—	—	997,592
Total value	$181,032	$997,592	$—	$—	$1,178,624
PACE High Yield Investments
Forward foreign currency contracts	$—	$7,653	$—	$—	$7,653
PACE Alternative Strategies Investments
Options and swaptions purchased	$9,490	$1,454,653	$—	$1,229,127	$2,693,270
Futures contracts	61,663	—	—	262,499	324,162
Swap contracts	366,297	—	38,898	824,545	1,229,740
Forward foreign currency contracts	—	1,251,916	—	—	1,251,916
Total value	$437,450	$2,706,569	$38,898	$2,316,171	$5,499,088

1  In the Statement of assets and liabilities, options and swaptions purchased, if any, are shown within investments, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown using unrealized appreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Liability derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions written	$(103,724)	$—	$—	$—	$(103,724)
Futures Contracts	(158,361)	—	—	—	(158,361)
Swap Contracts	(1,747,983)	—	—	—	(1,747,983)
Total	$(2,010,068)	$—	$—	$—	$(2,010,068)
PACE Intermediate Fixed Income Investments
Futures Contracts	$(844,382)	$—	$—	$—	$(844,382)
PACE Strategic Fixed Income Investments
Options and swaptions written	$(5,309)	$(5,455)	$—	$—	$(10,764)
Futures Contracts	(1,292,214)	—	—	—	(1,292,214)
Swap Contracts	(182,027)	—	(113)	(1,313)	(183,453)
Forward Currency Contracts	—	(259,174)	—	—	(259,174)
Total	$(1,479,550)	$(264,629)	$(113)	$(1,313)	$(1,745,605)
PACE Global Fixed Income Investments
Futures Contracts	$(230,242)	$—	$—	$—	$(230,242)
Forward Currency Contracts	—	(614,944)	—	—	(614,944)
Total	$(230,242)	$(614,944)	$—	$—	$(845,186)
PACE High Yield Investments
Forward Currency Contracts	$—	$(445,283)	$—	$—	$(445,283)
PACE Alternative Strategies Investments
Options and swaptions written	$(4,067)	$(10,651)	$—	$(698,051)	$(712,769)
Futures Contracts	(60,236)	—	—	(106,546)	(166,782)
Swap Contracts	(365,872)	—	(304,511)	(206,269)	(876,652)
Forward Currency Contracts	—	(973,986)	—	—	(973,986)
Total	$(430,175)	$(984,637)	$(304,511)	$(1,010,866)	$(2,730,189)

1  In the Statement of assets and liabilities, options and swaptions written, if any, are shown within options and swaptions written, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown within unrealized depreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative depreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

During the period ended January 31, 2026, net realized gain (loss) from derivatives were as follows:

Realized gain (loss)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total Value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$(419,378)	$—	$—	$—	$(419,378)
Options and swaptions written	140,326	—	—	—	140,326
Futures contracts	424,028	—	—	—	424,028
Swap contracts	500,924	—	—	—	500,924
Total net realized gains (loss)	$645,900	$—	$—	$—	$645,900
PACE Intermediate Fixed Income Investments
Futures contracts	$2,925,746	$—	$—	$—	$2,925,746
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$(19,325)	$301	$—	$—	$(19,024)
Options and swaptions written	81,906	210	—	—	82,116
Futures contracts	3,761,889	—	—	—	3,761,889
Swap contracts	39,639	—	3,375	99,435	142,449
Forward foreign currency contracts	—	22,983	—	—	22,983
Total net realized gains (loss)	$3,864,109	$23,494	$3,375	$99,435	$3,990,413
PACE Global Fixed Income Investments
Futures contracts	$262,361	$—	$—	$—	$262,361
Forward foreign currency contracts	—	(786,341)	—	—	(786,341)
Total net realized gains (loss)	$262,361	$(786,341)	$—	$—	$(523,980)
PACE High Yield Investments
Forward foreign currency contracts	$—	$147,373	$—	$—	$147,373
PACE Large Co Value Equity Investments
Forward foreign currency contracts	$—	$(60,973)	$—	$—	$(60,973)
PACE Alternative Strategies Investments
Options and swaptions purchased	$(861,779)	$(732,998)	$—	$(617,887)	$(2,212,664)
Options and swaptions written	599,908	72,437	—	129,262	801,607
Futures contracts	(975,948)	34,712	—	902,061	(39,175)
Swap contracts	(289,189)	—	(29,497)	3,061,732	2,743,046
Forward foreign currency contracts	—	(81,273)	—	—	(81,273)
Total net realized gains (loss)	$(1,527,008)	$(707,122)	$(29,497)	$3,475,168	$1,211,541

1  The net realized gain (loss) is shown in the Statement of operations in net realized gain (loss) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The net realized gain (loss) on options and swaptions purchased is shown in the Statement of operations in net realized gain (loss) on investments.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

During the period ended January 31, 2026, net unrealized appreciation (depreciation) from derivatives were as follows:

Net change in unrealized appreciation (depreciation)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$(90,722)	$—	$—	$—	$(90,722)
Options and swaptions written	(37,545)	—	—	—	(37,545)
Futures contracts	(357,440)	—	—	—	(357,440)
Swap contracts	(166,483)	—	—	—	(166,483)
Net change in appreciation (depreciation)	$(652,190)	$—	$—	$—	$(652,190)
PACE Intermediate Fixed Income Investments
Futures contracts	$(2,325,245)	$—	$—	$—	$(2,325,245)
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$19,160	$(1,700)	$—	$—	$17,460
Options and swaptions written	(21,203)	178	—	—	(21,025)
Futures contracts	(2,866,839)	—	—	—	(2,866,839)
Swap contracts	(28,725)	—	(6,159)	(10,194)	(45,078)
Forward foreign currency contracts	—	(166,637)	—	—	(166,637)
Net change in appreciation (depreciation)	$(2,897,607)	$(168,159)	$(6,159)	$(10,194)	$(3,082,119)
PACE Global Fixed Income Investments
Options and swaptions purchased	$(25,156)	$—	$—	$—	$(25,156)
Futures contracts	(5,532)	—	—	—	(5,532)
Forward foreign currency contracts	—	652,476	—	—	652,476
Net change in appreciation (depreciation)	$(30,688)	$652,476	$—	$—	$621,788
PACE High Yield Investments
Forward foreign currency contracts	$—	$(1,627,022)	$—	$—	$(1,627,022)
PACE Large Co Value Equity Investments
Forward foreign currency contracts	$—	$60,973	$—	$—	$60,973
PACE Alternative Strategies Investments
Options and swaptions purchased	$238,504	$1,171,905	$—	$565,537	$1,975,946
Options and swaptions written	404,546	(90,706)	—	60,204	374,044
Futures contracts	41,871	—	—	206,709	248,580
Swap contracts	62,024	—	(358)	(2,982)	58,684
Forward foreign currency contracts	—	385,408	—	—	385,408
Net change in appreciation (depreciation)	$746,945	$1,466,607	$(358)	$829,468	$3,042,662

1  The change in net unrealized appreciation (depreciation) is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The change in net unrealized appreciation (depreciation) of options and swaptions purchased is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on investments.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Offsetting of certain derivatives—The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements with its OTC derivative contract counter parties in order to, among other things, reduce their credit risk to counter parties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. The Statement of assets and liabilities is presented gross of any netting.

At January 31, 2026, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Mortgage-Backed Securities Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$4,860,483	$(2,010,068)
Derivatives not subject to a MNA or similar agreements	(3,693,078)	1,906,344
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,167,405	$(103,724)

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BOA	$602,977	$(38,261)	$—	$564,716
DB	345,272	(916)	—	344,356
GS	1,785	(1,785)	—	—
JPMCB	108,542	(206)	—	108,336
MSCI	108,829	(14,432)	—	94,397
Total	$1,167,405	$(55,600)	$—	$1,111,805
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BNP	$(15)	$—	$—	$(15)
BOA	(38,261)	38,261	—	—
CITI	(28,051)	—	—	(28,051)
DB	(916)	916	—	—
GS	(21,843)	1,785	—	(20,058)
JPMCB	(206)	206	—	—
MSCI	(14,432)	14,432	—	—
Total	$(103,724)	$55,600	$—	$(48,124)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value while forward foreign currency contracts and OTC swap agreements are shown within unrealized appreciation/depreciation of forward foreign currency contracts and unrealized appreciation/depreciation on OTC swap agreements. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

At January 31, 2026, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Intermediate Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$—	$(844,382)
Derivatives not subject to a MNA or similar agreements	—	844,382
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value while forward foreign currency contracts and OTC swap agreements are shown within unrealized appreciation/depreciation of forward foreign currency contracts and unrealized appreciation/depreciation on OTC swap agreements. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

At January 31, 2026, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Strategic Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$1,043,528	$(1,745,605)
Derivatives not subject to a MNA or similar agreements	(582,158)	1,474,241
Total gross amount of assets and liabilities subject to MNA or similar agreements	$461,370	$(271,364)

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$54,823	$(54,823)	$—	$—
BNP	52,411	(11,841)	—	40,570
BOA	53,661	(4,683)	—	48,978
CITI	129,238	(71,820)	—	57,418
DB	10,162	(4,482)	—	5,680
GS	59,943	(31,802)	(28,141)	—
GSI	6,798	(6,798)	—	—
HSBC	14,393	(14,393)	—	—
JPMCB	63,363	(10,082)	—	53,281
MSCI	16,578	(404)	(16,174)	—
Total	$461,370	$(211,128)	$(44,315)	$205,927

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(107,261)	$54,823	$—	$(52,438)
BNP	(11,841)	11,841	—	—
BOA	(4,683)	4,683	—	—
CITI	(71,820)	71,820	—	—
DB	(4,482)	4,482	—	—
GS	(31,802)	31,802	—	—
GSI	(7,915)	6,798	—	(1,117)
HSBC	(21,074)	14,393	—	(6,681)
JPMCB	(10,082)	10,082	—	—
MSCI	(404)	404	—	—
Total	$(271,364)	$211,128	$—	$(60,236)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value while forward foreign currency contracts and OTC swap agreements are shown within unrealized appreciation/depreciation of forward foreign currency contracts and unrealized appreciation/depreciation on OTC swap agreements. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

At January 31, 2026, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Global Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$1,178,624	$(845,186)
Derivatives not subject to a MNA or similar agreements	(166,657)	230,242
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,011,967	$(614,944)

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$42,598	$(6,583)	$—	$36,015
BNP	259,610	(109,063)	—	150,547
BOA	54,018	(2,878)	—	51,140
CITI	93,914	(34,187)	—	59,727
GS	14,375	—	—	14,375
GSI	410,486	(218,246)	—	192,240
HSBC	57,410	(9,224)	—	48,186
MSCI	79,556	(79,556)	—	—
Total	$1,011,967	$(459,737)	$—	$552,230

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(6,583)	$6,583	$—	$—
BNP	(109,063)	109,063	—	—
BOA	(2,878)	2,878	—	—
CITI	(34,187)	34,187	—	—
GSI	(218,246)	218,246	—	—
HSBC	(9,224)	9,224	—	—
MSCI	(214,805)	79,556	—	(135,249)
SCB	(19,958)	—	—	(19,958)
Total	$(614,944)	$459,737	$—	$(155,207)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value while forward foreign currency contracts and OTC swap agreements are shown within unrealized appreciation/depreciation of forward foreign currency contracts and unrealized appreciation/depreciation on OTC swap agreements. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

At January 31, 2026, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE High Yield Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$7,653	$(445,283)
Derivatives not subject to a MNA or similar agreements	(7,653)	445,283
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value while forward foreign currency contracts and OTC swap agreements are shown within unrealized appreciation/depreciation of forward foreign currency contracts and unrealized appreciation/depreciation on OTC swap agreements. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

At January 31, 2026, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Alternative Strategies Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$5,499,088	$(2,730,189)
Derivatives not subject to a MNA or similar agreements	(729,357)	836,298
Total gross amount of assets and liabilities subject to MNA or similar agreements	$4,769,731	$(1,893,891)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$30,347	$(13,592)	$(16,755)	$—
BNP	47,398	(6,932)	—	40,466
BOA	38,533	(38,533)	—	—
CITI	20,022	(606)	(19,416)	—
CS	535	(535)	—	—
DB	34,725	(31,079)	—	3,646
MCM	27,787	(5,970)	—	21,817
GS	211,358	(155,952)	—	55,406
GSI	1,047	—	—	1,047
HSBC	2,469	(1,261)	—	1,208
JPMCB	3,472,843	(1,146,149)	(2,326,694)	—
MKM	4,741	(1,925)	—	2,816
MSCI	704,218	(322,714)	(381,504)	—
OCC	62,169	(9,917)	—	52,252
SCB	59,236	(59,236)	—	—
SG	47,395	(47,395)	—	—
SGS	1,963	(280)	—	1,683
SSB	1,510	(1,510)	—	—
WF	1,435	—	—	1,435
Total	$4,769,731	$(1,843,586)	$(2,744,369)	$181,776
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(13,592)	$13,592	$—	$—
BNP	(6,932)	6,932	—	—
BOA	(39,375)	38,533	—	(842)
CITI	(606)	606	—	—
CS	(6,069)	535	—	(5,534)
DB	(31,079)	31,079	—	—
MCM	(5,970)	5,970	—	—
GS	(155,952)	155,952	—	—
HSBC	(1,261)	1,261	—	—
JPMCB	(1,146,149)	1,146,149	—	—
MKM	(1,925)	1,925	—	—
MSCI	(322,714)	322,714	—	—
OCC	(9,917)	9,917	—	—
SCB	(86,393)	59,236	—	(27,157)
SG	(59,263)	47,395	—	(11,868)
SGS	(280)	280	—	—
SSB	(6,414)	1,510	—	(4,904)
Total	$(1,893,891)	$1,843,586	$—	$(50,305)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value while forward foreign currency contracts and OTC swap agreements are shown within unrealized appreciation/depreciation of forward foreign currency contracts and unrealized appreciation/depreciation on OTC swap agreements. Futures contracts are reported in the table above using cumulative

PACE Select Advisors Trust

Notes to financial statements (unaudited)

appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

Investment management and administration fees and other transactions with affiliates

The Trust has entered into an investment management and administration contract ("Management Contract") with UBS AM. In accordance with the Management Contract, each Portfolio paid UBS AM investment management and administration fees, which were accrued daily and paid monthly, in accordance with the following schedule as of January 31, 2026:

Portfolio	Annual rate as a percentage of each Portfolio's average daily net assets
UBS Government Money Market Investments Fund	0.250%
PACE Mortgage-Backed Securities Fixed Income Investments	0.550% up to $250 million 0.500% above $250 million up to $500 million 0.475% above $500 million up to $750 million 0.450% above $750 million up to $1 billion 0.425% above $1 billion
PACE Municipal Fixed Income Investments	0.500% up to $250 million 0.450% above $250 million up to $500 million 0.425% above $500 million up to $750 million 0.400% above $750 million up to $1 billion 0.375% above $1 billion
PACE Intermediate Fixed Income Investment	0.550% up to $250 million 0.500% above $250 million up to $500 million 0.475% above $500 million up to $750 million 0.450% above $750 million up to $1 billion 0.425% above $1 billion
PACE Strategic Fixed Income Investments	0.550% up to $250 million
0.500% above $250 million up to $500 million
0.475% above $500 million up to $750 million
0.450% above $750 million up to 1 billion
0.425% above $1 billion up to $1.25 billion
0.400% above $1.25 billion
PACE Global Fixed Income Investments	0.600% up to $500 million 0.575% above $500 million up to $1 billion 0.550% above $1 billion
PACE High Yield Investments	0.700% up to $500 million 0.650% above $500 million on up to $1 billion 0.625% above $1 billion up to $1.5 billion 0.600% above $1.5 billion up to $2 billion 0.575% above $2 billion
PACE Large Co Value Equity Investments	0.800% up to $250 million 0.770% above $250 million up to $500 million 0.730% above $500 million up to $1 billion 0.700% above $1 billion
PACE Large Co Growth Equity Investments	0.800% up to $500 million 0.775% above $500 million up to $1 billion 0.750% above $1 billion up to $1.5 billion 0.725% above $1.5 billion up to $2 billion 0.700% above $2 billion
PACE Small/Medium Co Value Equity Investments	0.800% up to $500 million 0.775% above $500 million

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Portfolio	Annual rate as a percentage of each Portfolio's average daily net assets
PACE Small/Medium Co Growth Equity Investments	0.800% up to $500 million 0.775% above $500 million
PACE International Equity Investments	0.900% up to $500 million 0.875% above $500 million up to $1 billion 0.850% above $1 billion up to $1.5 billion 0.825% above $1.5 billion up to $2 billion 0.800% above $2 billion
PACE International Emerging Markets Equity Investments	1.000% up to $500 million 0.975% above $500 million up to $1 billion 0.950% above $1 billion up to $1.5 billion 0.925% above $1.5 billion up to $2 billion 0.900% above $2 billion
PACE Global Real Estate Securities Investments	0.800% up to $500 million 0.750% above $500 million up to $1 billion 0.725% above $1 billion up to $1.5 billion 0.700% above $1.5 billion up to $2 billion 0.675% above $2 billion
PACE Alternative Strategies Investments	1.400% up to $500 million 1.350% above $500 million up to $1 billion 1.300% above $1 billion up to $1.5 billion 1.275% above $1.5 billion up to $2 billion 1.250% above $2 billion

Under separate Subdvisory Agreements, with the exception of UBS Government Money Market Investments Fund, UBS AM (not the Portfolios) pays the following investment subadvisors a fee from the investment management and administration fees which UBS AM receives, which is accrued daily and paid monthly:

Portfolio	Investment subadvisor
PACE Mortgage-Backed Securities Fixed Income Investments	Pacific Investment Management Company LLC
PACE Intermediate Fixed Income Investments	Brown Brothers Harriman Credit Partners, LLC
PACE Strategic Fixed Income Investments	Brown Brothers Harriman Credit Partners, LLC Neuberger Berman Investment Advisers LLC Pacific Investment Management Company LLC
PACE Municipal Fixed Income Investments	Insight North America LLC
PACE Global Fixed Income Investments	J.P. Morgan Investment Management Inc.
PACE High Yield Investments	Nomura Corporate Research and Asset Management, Inc.
PACE Large Co Value Equity Investments	Artisan Partners, LP Hotchkis & Wiley Capital Management, LLC Wellington Management Company LLP
PACE Large Co Growth Equity Investments	GQG Partners LLC J.P. Morgan Investment Management Inc. Polen Capital Management, LLC
PACE Small/Medium Co Value Equity Investments	ARGA Investment Management, LP Victory Capital Management Inc. Kayne Anderson Rudnick, LLC
PACE Small/Medium Co Growth Equity Investments	Calamos Advisors LLC Jacobs Levy Equity Management, Inc Riverbridge Partners, LLC
PACE International Equity Investments	Los Angeles Capital Management and Equity Research, Inc. Mondrian Investment Partners Ltd. Robert W. Baird & Co. Incorporated

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Portfolio	Investment subadvisor
PACE International Emerging Markets Equity Investments	ARGA Investment Management, LP RWC Asset Advisors (US) LLC William Blair & Company LLC
PACE Global Real Estate Securities Investments	MFS Investment Management
PACE Alternative Strategies Investments[1]	Aviva Investors Canada Inc. Lazard Asset Management LLC Fulcrum Asset Management LLP Kettle Hill Capital Management, LLC PCJ Investment Counsel Ltd. Electron Capital Partners, LLC

1  UBS Asset Management (Americas) LLC has the authority to allocate a portion of the Portfolio's assets to unaffiliated actively- and passively managed pooled investment vehicles and index futures.

At January 31, 2026, certain Portfolios owe, or are (owed by) UBS AM for investment management and administration fees, net of fee waivers/expense reimbursements and/or recoupments as follows:

Portfolio	Amounts due to (owed by) UBS AM
UBS Government Money Market Investments Fund	$599,682
PACE Mortgage-Backed Securities Fixed Income Investments	76,678
PACE Intermediate Fixed Income Investments	96,225
PACE Strategic Fixed Income Investments	272,870
PACE Municipal Fixed Income Investments	81,772
PACE Global Fixed Income Investments	79,533
PACE High Yield Investments	140,221
PACE Large Co Value Equity Investments	1,027,663
PACE Large Co Growth Equity Investments	950,290
PACE Small/Medium Co Value Equity Investments	330,350
PACE Small/Medium Co Growth Equity Investments	330,291
PACE International Equity Investments	1,060,007
PACE International Emerging Markets Equity Investments	680,248
PACE Global Real Estate Securities Investments	(5,896)
PACE Alternative Strategies Investments	288,211

PACE Alternative Strategies Investments and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is voluntarily obligated to waive its management fees to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the Portfolio's assets to other unaffiliated pooled investment vehicles and index futures. The fee waiver agreement may be terminated by the Portfolio's Board at any time and also will be terminated automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. For the period ended January 31, 2026, UBS AM was contractually obligated to waive $90,222 in investment management and administration fees. This management fee waiver will not be subject to future recoupment.

The UBS Government Money Market Investments Fund and UBS AM have also entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees through November 30, 2026 in an amount equal to 0.13% of the fund's average daily net assets. For the period ended January 31, 2026, UBS AM waived $1,929,227 in investment management fees. This management fee waiver will not be subject to future recoupment.

For PACE High Yield Investments Class P2, PACE International Equity Investments Class P2, PACE International Emerging Markets Equity Investments Class P2, and PACE Alternative Strategies Investments Class P2, UBS AM has

PACE Select Advisors Trust

Notes to financial statements (unaudited)

entered into a written agreement pursuant to which UBS AM has agreed to waive a portion of its investment management and administration fees. For the period ended January 31, 2026, the fees waived were $14,872, $54,676, $499,249 and $51,200, respectively. Such amounts are not subject to future recoupment.

UBS AM is contractually obligated to waive all or a portion of its investment management and administration fees and/or to reimburse the Portfolios for certain operating expenses in order to maintain the total annual ordinary operating expenses of each class (with certain exclusions such as dividend expense, borrowing costs and interest expense, relating to short sales, and expenses attributable to investment in other companies, interest, taxes, brokerage commissions and extraordinary expenses) through November 30, 2026 at a level not to exceed the amounts in the table below.

Each Portfolio will repay UBS AM for any such waived fees/reimbursed expenses during a three-year period following July 31, 2023, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed. For the period ended January 31, 2026, UBS AM had the following contractual fee waivers/expense reimbursements, and recoupments. The fee waivers/expense reimbursements, portions of which are subject to repayment by the Portfolios through July 31, 2029, and recoupments for the period ended January 31, 2026, were as follows:

Portfolio	Class A expense cap	Class P expense cap	Class P2 expense cap	Fee waivers/ expense reimbursements	Recoupments
UBS Government Money Market Investments Fund	N/A	0.60%	N/A	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	0.97%	0.72	N/A	233,335	—
PACE Intermediate Fixed Income Investments	0.86	0.61	N/A	258,472	—
PACE Strategic Fixed Income Investments	0.90	0.65	N/A	273,839	—
PACE Municipal Fixed Income Investments	0.82	0.57	N/A	136,892	—
PACE Global Fixed Income Investments	1.03	0.84	N/A	232,061	—
PACE High Yield Investments	1.06	0.88	N/A	159,023	—
PACE Large Co Value Equity Investments	1.14	0.89	N/A	6,853	—
PACE Large Co Growth Equity Investments	1.13	0.88	N/A	113,663	—
PACE Small/Medium Co Value Equity Investments	1.29	1.04	N/A	69,083	—
PACE Small/Medium Co Growth Equity Investments	1.33	1.08	N/A	36,117	—
PACE International Equity Investments	1.25	1.00	N/A	212,004	—
PACE International Emerging Markets Equity Investments	1.45	1.20	N/A	127,485	—
PACE Global Real Estate Securities Investments	1.45	1.20	N/A	196,160	—
PACE Alternative Strategies Investments	1.83	1.58	N/A	986,567	—

At January 31, 2026, the following Portfolios had remaining fee waivers/expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Portfolio	Fee waivers/ expense reimbursements subject to repayment	Expires July 31, 2026	Expires July 31, 2027	Expires July 31, 2028	Expires July 31, 2029
PACE Mortgage-Backed Securities Fixed Income Investments—Class A	$125,596	$32,440	$39,207	$35,510	$18,439
PACE Mortgage-Backed Securities Fixed Income Investments—Class P	1,558,564	440,677	471,515	431,476	214,896
PACE Intermediate Fixed Income Investments—Class A	66,413	19,727	19,319	18,331	9,036
PACE Intermediate Fixed Income Investments—Class P	1,902,029	585,319	547,890	519,384	249,436
PACE Strategic Fixed Income Investments—Class A	30,369	7,549	8,854	9,577	4,389
PACE Strategic Fixed Income Investments—Class P	1,713,822	441,695	475,928	526,749	269,450

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Portfolio	Fee waivers/ expense reimbursements subject to repayment	Expires July 31, 2026	Expires July 31, 2027	Expires July 31, 2028	Expires July 31, 2029
PACE Municipal Fixed Income Investments—Class A	$110,069	$22,497	$33,521	$35,594	$18,457
PACE Municipal Fixed Income Investments—Class P	724,111	153,457	219,899	232,320	118,435
PACE Global Fixed Income Investments—Class A	136,142	36,478	41,820	38,046	19,798
PACE Global Fixed Income Investments—Class P	1,450,283	402,655	439,473	395,892	212,263
PACE High Yield Investments—Class A	17,132	4,515	6,106	4,586	1,925
PACE High Yield Investments—Class P	1,194,457	286,741	409,936	340,682	157,098
PACE Large Co Value Equity Investments—Class P	151,225	25,387	92,486	26,499	6,853
PACE Large Co Growth Equity Investments—Class A	28,931	7,130	9,933	6,776	5,092
PACE Large Co Growth Equity Investments—Class P	770,273	229,983	238,918	192,801	108,571
PACE Small/Medium Co Value Equity Investments—Class A	688	—	262	—	426
PACE Small/Medium Co Value Equity Investments—Class P	510,971	98,336	206,931	137,047	68,657
PACE Small/Medium Co Growth Equity Investments—Class P	352,292	121,570	116,097	78,508	36,117
PACE International Equity Investments—Class A	85,844	26,095	26,226	22,902	10,621
PACE International Equity Investments—Class P	1,861,309	595,879	575,824	488,223	201,383
PACE International Emerging Markets Equity Investments—Class A	20,223	7,487	6,816	4,604	1,316
PACE International Emerging Markets Equity Investments—Class P	1,831,606	664,984	600,827	439,626	126,169
PACE Global Real Estate Securities Investments—Class A	2,423	661	798	602	362
PACE Global Real Estate Securities Investments—Class P	1,401,595	390,016	445,310	370,471	195,798
PACE Alternative Strategies Investments—Class A	54,117	10,998	7,759	23,109	12,251
PACE Alternative Strategies Investments—Class P	4,225,546	870,904	600,931	1,779,395	974,316

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that the yields on UBS Government Money Market Investments Fund drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the period ended January 31, 2026, the UBS Government Money Market Investments Fund did not incur this additional waiver.

For the period ended January 31, 2026, the Portfolios listed below paid broker commissions to affiliates of the investment manager as detailed in the below table. These broker commissions are reflected in the Statement of assets and liabilities within cost of investments, and the Statement of operations within net realized gains (losses) from, and/or net change in unrealized appreciation (depreciation) of investments and/or futures.

Affiliated broker	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments	PACE Small/ Medium Co Growth Equity Investments	PACE International Emerging Markets Equity Investments	PACE Alternative Strategies Investments
UBS AG	$—	$—	$—	$10,822	$19
UBS Securities Asia Ltd.	—	—	—	2,702	—
UBS Securities LLC	769	83	89	13	24,225
UBS Securities Pte Ltd.	—	—	—	22	—
UBS Securities Pte Ltd., Seoul	—	—	—	157	—
UBS Warburg LLC	—	—	—	—	87

During the period ended January 31, 2026, some of the Portfolios engaged in purchase and sale transactions where an affiliate was underwriter. In such cases, the affiliate underwriter was not compensated and each trade was approved by the board.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Shareholder services plans

UBS AM (US) is the principal underwriter of each Portfolio's shares. The Trust has adopted a shareholder services plan (the "Plan") with respect to each Portfolio (with the exception of UBS Government Money Market Investments Fund, which only offers Class P shares) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs the payments made for the expenses incurred in the service of Class A shares. Annual fees under the Plan as a percentage of the average daily net assets of Class A shares of each applicable Portfolio are 0.25%.

UBS AM (US) also receives the proceeds of the initial sales charges paid upon purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A shares. At January 31, 2026, certain Portfolios owed service fees, and for the period ended January 31, 2026, certain Portfolios were informed by UBS AM (US) that it had earned sales charges as follows:

Portfolio	Service fees owed	Sales charges earned by distributor
PACE Mortgage-Backed Securities Fixed Income Investments—Class A	$6,132	$—
PACE Intermediate Fixed Income Investments—Class A	2,949	—
PACE Strategic Fixed Income Investments—Class A	2,566	—
PACE Municipal Fixed Income Investments—Class A	8,210	—
PACE Global Fixed Income Investments—Class A	5,040	—
PACE High Yield Investments—Class A	708	—
PACE Large Co Value Equity Investments—Class A	38,955	—
PACE Large Co Growth Equity Investments—Class A	18,382	2,825
PACE Small/Medium Co Value Equity Investments—Class A	4,536	—
PACE Small/Medium Co Growth Equity Investments—Class A	6,121	11
PACE International Equity Investments—Class A	11,215	—
PACE International Emerging Markets Equity Investments—Class A	1,366	—
PACE Global Real Estate Securities Investments—Class A	52	—
PACE Alternative Strategies Investments—Class A	1,279	—

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Portfolios pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Portfolios' transfer agent, and is compensated for these services by BNY Mellon, not the Portfolios.

For the period ended January 31, 2026, UBS Financial Services Inc. received from BNY Mellon, not the Portfolios, total delegated services fees as follows:

Portfolio	Delegated service fees earned
PACE Mortgage-Backed Securities Fixed Income Investments	$63,323
PACE Intermediate Fixed Income Investments	62,570
PACE Strategic Fixed Income Investments	78,813
PACE Municipal Fixed Income Investments	11,401
PACE Global Fixed Income Investments	69,038
PACE High Yield Investments	59,749
PACE Large Co Value Equity Investments	90,832
PACE Large Co Growth Equity Investments	71,951
PACE Small/Medium Co Value Equity Investments	84,720
PACE Small/Medium Co Growth Equity Investments	84,248
PACE International Equity Investments	86,636

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Portfolio	Delegated service fees earned
PACE International Emerging Markets Equity Investments	$90,547
PACE Global Real Estate Securities Investments	60,150
PACE Alternative Strategies Investments	46,293

Securities lending

Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

Each Portfolio will retain ownership of loaned securities to exercise certain beneficial rights; however, each Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in each Portfolio of investments. State Street Bank and Trust Company serves as the Portfolios' lending agent.

In addition, PACE International Equity Investments and PACE Alternative Strategies Investments participate in State Street's prime services program (formerly known as enhanced custody program). Through this program, State Street is capable of facilitating the Portfolios' short selling activity at a lower cost. A portion of the cash collateral received in connection with the Portfolios' securities lending activity is pledged back to State Street for the financing of short sales. This amount is shown as cash collateral for short sales in the Statement of assets and liabilities.

At January 31, 2026, the following Portfolios had securities on loan at value, cash collateral and non-cash collateral as follows:

Portfolio	Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
PACE Intermediate Fixed Income Investments	$5,103,462	$4,321,215	$908,872	$5,230,087	U.S. Treasury Notes and U.S. Treasury Bills
PACE Strategic Fixed Income Investments	13,234,208	10,030,983	3,488,586	13,519,569	U.S. Treasury Notes and U.S. Treasury Bills
PACE Global Fixed Income Investments	2,978,779	1,647,160	1,397,950	3,045,110	U.S. Treasury Notes and U.S. Treasury Bills
PACE High Yield Investments	27,825	27,835	146	27,981	U.S. Treasury Notes and U.S. Treasury Bills
PACE Large Co Value Equity Investments	28,753,718	17,088,799	12,891,721	29,980,520	U.S. Treasury Notes and U.S. Treasury Bills
PACE Large Co Growth Equity Investments	8,726,906	8,647,413	558,554	9,205,967	U.S. Treasury Notes and U.S. Treasury Bills
PACE Small/Medium Co Value Equity Investments	21,891,271	21,241,901	1,478,324	22,720,225	U.S. Treasury Notes and U.S. Treasury Bills
PACE Small/Medium Co Growth Equity Investments	18,634,245	16,277,746	3,234,496	19,512,242	U.S. Treasury Notes and U.S. Treasury Bills
PACE International Equity Investments**	53,474,581	43,058,184	13,387,553	56,445,737	U.S. Treasury Notes and U.S. Treasury Bills
PACE International Emerging Markets Equity Investments	12,114,845	4,172,924	8,916,671	13,089,595	U.S. Treasury Notes and U.S. Treasury Bills
PACE Global Real Estate Securities Investments	4,700,468	3,958,696	978,987	4,937,683	U.S. Treasury Notes and U.S. Treasury Bills

*  These securities are held for the benefit of the Portfolio's custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

**  This Portfolio participates in the prime services program which permits self-borrow transactions that does not require any collateral for the securities on loan under those transactions.

The table below represents the disaggregation at January 31, 2026 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Portfolios or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned		Total gross amount of recognized liabilities for
Portfolio	Equity securities	Corporate bonds	securities lending transactions
PACE Intermediate Fixed Income Investments	$—	$4,321,215	$4,321,215
PACE Strategic Fixed Income Investments	—	10,030,983	10,030,983
PACE Global Fixed Income Investments	—	1,647,160	1,647,160
PACE High Yield Investments	27,835	—	27,835
PACE Large Co Value Equity Investments	17,088,799	—	17,088,799
PACE Large Co Growth Equity Investments	8,647,413	—	8,647,413
PACE Small/Medium Co Value Equity Investments	21,241,901	—	21,241,901
PACE Small/Medium Co Growth Equity Investments	16,277,746	—	16,277,746
PACE International Equity Investments	43,058,184	—	43,058,184
PACE International Emerging Markets Equity Investments	4,172,924	—	4,172,924
PACE Global Real Estate Securities Investments	3,958,696	—	3,958,696

Bank line of credit

With the exception of UBS Government Money Market Investments Fund, the Portfolios participate with other Portfolios managed, advised or sub advised by UBS AM in a $185 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of a participating portfolio at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement was March 31, 2025 and was renewed on April 1, 2025 with the same fees and terms expiring March 30, 2026.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The Portfolios covered by the Committed Credit Facility have agreed to pay an annual 25 basis point commitment fee on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the Portfolios in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of Portfolios and the other 50% of the allocation is based on utilization.

For the period ended January 31, 2026, the following Portfolios had borrowings as follows:

	Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
PACE Large Co Growth Equity Investments	$2,527,988	18	$6,307	4.990%
PACE International Equity Investments	1,441,701	47	9,805	5.418
PACE International Emerging Markets Equity Investments	1,346,023	69	13,047	5.057

PACE Select Advisors Trust

Notes to financial statements (unaudited)

Purchases and sales of securities

For the period ended January 31, 2026, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Portfolio	Purchases	Sales
PACE Mortgage-Backed Securities Fixed Income Investments	$1,683,139,722	$1,677,293,826
PACE Intermediate Fixed Income Investments	37,498,377	39,629,906
PACE Strategic Fixed Income Investments	413,391,868	416,547,076
PACE Municipal Fixed Income Investments	11,655,902	18,930,231
PACE Global Fixed Income Investments	115,370,630	122,761,600
PACE High Yield Investments	43,944,843	50,293,061
PACE Large Co Value Equity Investments	185,551,836	256,282,707
PACE Large Co Growth Equity Investments	212,233,337	311,846,901
PACE Small/Medium Co Value Equity Investments	45,359,537	64,717,501
PACE Small/Medium Co Growth Equity Investments	93,428,127	108,839,141
PACE International Equity Investments	183,088,257	234,095,521
PACE International Emerging Markets Equity Investments	192,921,657	216,366,995
PACE Global Real Estate Securities Investments	10,878,396	12,334,842
PACE Alternative Strategies Investments (long transactions)	417,729,468	405,221,736
PACE Alternative Strategies Investments (short transactions)	299,592,399	323,920,713

Shares of beneficial interest

There are an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Portfolios, except UBS Government Money Market Investments Fund, which transacts at $1.00 per share, were as follows:

PACE Mortgage-Backed Securities Fixed Income Investments
For the six months ended January 31, 2026:

	Class A
	Shares	Amount
Shares sold	3,122	$32,253
Shares repurchased	(152,739)	(1,590,524)
Dividends reinvested	25,757	267,633
Net increase (decrease)	(123,860)	$(1,290,638)
	Class P
	Shares	Amount
Shares sold	903,011	$9,406,148
Shares repurchased	(1,754,733)	(18,327,635)
Dividends reinvested	318,505	3,310,069
Net increase (decrease)	(533,217)	$(5,611,418)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	879	$9,186
Shares repurchased	(218,970)	(2,243,238)
Dividends reinvested	59,204	604,355
Net increase (decrease)	(158,887)	$(1,629,697)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	41,294	$428,122	2,127,968	$21,750,147
Shares repurchased	(78,928)	(817,004)	(3,915,852)	(40,075,836)
Shares converted	(582,160)	(5,911,773)	581,867	5,911,773
Dividends reinvested	8,325	86,881	709,419	7,240,205
Net increase (decrease)	(611,469)	$(6,213,774)	(496,598)	$(5,173,711)

PACE Intermediate Fixed Income Investments
For the six months ended January 31, 2026:

	Class A
	Shares	Amount
Shares sold	1,516	$16,143
Shares repurchased	(33,899)	(359,982)
Dividends reinvested	12,617	133,644
Net increase (decrease)	(19,766)	$(210,195)
	Class P
	Shares	Amount
Shares sold	866,415	$9,201,096
Shares repurchased	(1,670,856)	(17,752,496)
Dividends reinvested	444,042	4,704,292
Net increase (decrease)	(360,399)	$(3,847,108)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	12,106	$129,430
Shares repurchased	(79,731)	(840,946)
Dividends reinvested	27,816	291,934
Net increase (decrease)	(39,809)	$(419,582)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,677,233	$28,126,974
Shares repurchased	(19)	(200)	(4,175,370)	(43,981,100)
Shares converted	(15,535)	(163,135)	15,522	163,135
Dividends reinvested	231	2,469	964,289	10,119,956
Net increase (decrease)	(15,323)	$(160,866)	(518,326)	$(5,571,035)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE Strategic Fixed Income Investments
For the six months ended January 31, 2026:

	Class A
	Shares	Amount
Shares sold	16,199	$192,736
Shares repurchased	(76,403)	(906,078)
Dividends reinvested	10,826	128,859
Net increase (decrease)	(49,378)	$(584,483)
	Class P
	Shares	Amount
Shares sold	1,406,023	$16,780,163
Shares repurchased	(3,082,756)	(36,781,699)
Dividends reinvested	829,930	9,872,130
Net increase (decrease)	(846,803)	$(10,129,406)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	12,845	$151,748
Shares repurchased	(281,936)	(3,317,834)
Dividends reinvested	33,813	397,548
Net increase (decrease)	(235,278)	$(2,768,538)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	421	$5,025	3,289,306	$38,685,745
Shares repurchased	(57,218)	(670,930)	(6,675,306)	(78,677,078)
Dividends reinvested	772	9,217	1,784,084	20,951,428
Net increase (decrease)	(56,025)	$(656,688)	(1,601,916)	$(19,039,905)

PACE Municipal Fixed Income Investments
For the six months ended January 31, 2026:

	Class A
	Shares	Amount
Shares sold	1,763	$21,756
Shares repurchased	(80,068)	(985,299)
Dividends reinvested	11,136	136,701
Net increase (decrease)	(67,169)	$(826,842)
	Class P
	Shares	Amount
Shares sold	640,823	$7,845,347
Shares repurchased	(1,140,267)	(14,009,697)
Dividends reinvested	134,274	1,649,688
Net increase (decrease)	(365,170)	$(4,514,662)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	194	$2,330
Shares repurchased	(292,409)	(3,536,655)
Dividends reinvested	24,705	298,270
Net increase (decrease)	(267,510)	$(3,236,055)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,446,045	$17,575,684
Shares repurchased	(7)	(91)	(3,886,109)	(47,096,201)
Shares converted	(297)	(3,618)	297	3,618
Dividends reinvested	2	24	286,650	3,462,183
Net increase (decrease)	(302)	$(3,685)	(2,153,117)	$(26,054,716)

PACE Global Fixed Income Investments
For the six months ended January 31, 2026:

	Class A
	Shares	Amount
Shares sold	611	$4,973
Shares repurchased	(104,062)	(845,282)
Dividends reinvested	20,775	168,300
Net increase (decrease)	(82,676)	$(672,009)
	Class P
	Shares	Amount
Shares sold	665,947	$5,377,659
Shares repurchased	(1,686,354)	(13,623,358)
Dividends reinvested	332,752	2,680,537
Net increase (decrease)	(687,655)	$(5,565,162)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	4,257	$34,193
Shares repurchased	(385,562)	(3,099,053)
Dividends reinvested	45,161	361,209
Net increase (decrease)	(336,144)	$(2,703,651)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,918,300	$15,205,699
Shares repurchased	(136)	(1,090)	(4,232,048)	(33,665,670)
Shares converted	(141,374)	(1,103,569)	140,403	1,106,569
Dividends reinvested	1,275	10,292	672,674	5,353,268
Net increase (decrease)	(140,235)	$(1,094,367)	(1,500,671)	$(12,000,134)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE High Yield Investments
For the six months ended January 31, 2026:

	Class A
	Shares	Amount
Shares sold	5,118	$45,653
Shares repurchased	(42,153)	(376,299)
Dividends reinvested	4,289	37,998
Net increase (decrease)	(32,746)	$(292,648)

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	438,970	$3,885,820	—	$—
Shares repurchased	(1,725,270)	(15,283,326)	—	—
Dividends reinvested	518,079	4,567,259	24,592	223,580
Net increase (decrease)	(768,221)	$(6,830,247)	24,592	$223,580

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	3,827	$33,625
Shares repurchased	(115,546)	(1,016,655)
Dividends reinvested	11,319	99,017
Net increase (decrease)	(100,400)	$(884,013)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,113,453	$9,723,383
Shares repurchased	(440)	(3,876)	(4,027,521)	(35,153,790)
Shares converted	(77,652)	(685,757)	78,194	685,757
Dividends reinvested	1,243	10,940	1,121,237	9,762,828
Net increase (decrease)	(76,849)	$(678,693)	(1,714,637)	$(14,981,822)

	Class P2
	Shares	Amount
Shares sold	—	$—
Shares repurchased	(252,019)	(2,250,000)
Dividends reinvested	51,571	460,435
Net increase (decrease)	(200,448)	$(1,789,565)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE Large Co Value Equity Investments
For the six months ended January 31, 2026:

	Class A
	Shares	Amount
Shares sold	19,063	$415,625
Shares repurchased	(258,479)	(5,911,821)
Dividends reinvested	449,186	9,594,611
Net increase (decrease)	209,770	$4,098,415
	Class P
	Shares	Amount
Shares sold	436,608	$9,870,269
Shares repurchased	(2,656,795)	(60,113,420)
Dividends reinvested	3,615,247	76,607,082
Net increase (decrease)	1,395,060	$26,363,931

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	28,195	$578,063
Shares repurchased	(687,156)	(14,743,648)
Dividends reinvested	347,735	7,246,800
Net increase (decrease)	(311,226)	$(6,918,785)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	381	$8,288	904,230	$19,324,421
Shares repurchased	(13,759)	(311,638)	(6,108,349)	(131,265,827)
Shares converted	(801,307)	(18,368,274)	807,752	18,368,274
Dividends reinvested	—	—	2,805,987	58,055,877
Net increase (decrease)	(814,685)	$(18,671,624)	(1,590,380)	$(35,517,255)

PACE Large Co Growth Equity Investments
For the six months ended January 31, 2026:

	Class A
	Shares	Amount
Shares sold	7,288	$108,071
Shares repurchased	(281,585)	(4,342,232)
Dividends reinvested	610,170	8,151,874
Net increase (decrease)	335,873	$3,917,713
	Class P
	Shares	Amount
Shares sold	609,143	$11,078,893
Shares repurchased	(3,661,509)	(68,554,127)
Dividends reinvested	6,941,719	113,566,570
Net increase (decrease)	3,889,353	$56,091,336

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	3,020	$48,870
Shares repurchased	(523,665)	(8,186,644)
Dividends reinvested	345,717	5,541,845
Net increase (decrease)	(174,928)	$(2,595,929)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	264	$5,111	1,098,221	$20,086,636
Shares repurchased	(74,079)	(1,473,641)	(8,517,965)	(158,189,923)
Shares converted	(1,097,634)	(22,379,666)	1,126,871	22,379,666
Dividends reinvested	—	—	4,122,529	77,750,890
Net increase (decrease)	(1,171,449)	$(23,848,196)	(2,170,344)	$(37,972,731)

PACE Small/Medium Co Value Equity Investments
For the six months ended January 31, 2026:

	Class A
	Shares	Amount
Shares sold	6,773	$112,547
Shares repurchased	(92,883)	(1,559,526)
Dividends reinvested	17,625	291,526
Net increase (decrease)	(68,485)	$(1,155,453)
	Class P
	Shares	Amount
Shares sold	455,284	$8,099,440
Shares repurchased	(1,480,205)	(26,232,132)
Dividends reinvested	444,971	7,795,900
Net increase (decrease)	(579,950)	$(10,336,792)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	14,647	$268,398
Shares repurchased	(158,788)	(2,684,816)
Dividends reinvested	106,134	1,817,008
Net increase (decrease)	(38,007)	$(599,410)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	9	$181	1,019,415	$17,680,630
Shares repurchased	—	—	(2,993,536)	(53,358,723)
Shares converted	(3,939)	(84,791)	4,018	84,791
Dividends reinvested	—	—	2,170,114	39,279,057
Net increase (decrease)	(3,930)	$(84,610)	200,011	$3,685,755

PACE Select Advisors Trust

Notes to financial statements (unaudited)

PACE Small/Medium Co Growth Equity Investments
For the six months ended January 31, 2026:

	Class A
	Shares	Amount
Shares sold	3,474	$43,865
Shares repurchased	(99,240)	(1,263,812)
Dividends reinvested	72,247	877,803
Net increase (decrease)	(23,519)	$(342,144)
	Class P
	Shares	Amount
Shares sold	490,086	$7,352,633
Shares repurchased	(1,403,635)	(21,170,458)
Dividends reinvested	911,382	13,269,732
Net increase (decrease)	(2,167)	$(548,093)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	10,627	$139,146
Shares repurchased	(237,216)	(3,002,979)
Dividends reinvested	38,829	524,969
Net increase (decrease)	(187,760)	$(2,338,864)
	Class P
	Shares	Amount
Shares sold	969,375	$14,037,608
Shares repurchased	(2,934,530)	(43,322,416)
Dividends reinvested	447,902	7,157,466
Net increase (decrease)	(1,517,253)	$(22,127,342)

PACE International Equity Investments
For the six months ended January 31, 2026:

	Class A
	Shares	Amount
Shares sold	22,339	$454,472
Shares repurchased	(81,870)	(1,664,696)
Dividends reinvested	134,504	2,579,780
Net increase (decrease)	74,973	$1,369,556

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	489,970	$9,820,782	—	$—
Shares repurchased	(3,374,059)	(67,943,497)	(82,192)	(1,699,986)
Dividends reinvested	3,989,518	75,481,634	98,452	1,914,892
Net increase (decrease)	1,105,429	$17,358,919	16,260	$214,906

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	44,402	$839,849
Shares repurchased	(155,685)	(2,854,466)
Dividends reinvested	137,859	2,289,845
Net increase (decrease)	26,576	$275,228

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	283	$5,322	1,456,216	$25,800,323
Shares repurchased	(41,786)	(807,303)	(7,457,904)	(134,642,817)
Shares converted	(524,111)	(9,592,591)	525,621	9,592,591
Dividends reinvested	—	—	4,293,483	70,456,055
Net increase (decrease)	(565,614)	$(10,394,572)	(1,182,584)	$(28,793,848)

	Class P2
	Shares	Amount
Shares sold	193,903	$3,400,000
Shares repurchased	(194,554)	(3,475,138)
Dividends reinvested	90,885	1,515,048
Net increase (decrease)	90,234	$1,439,910

PACE International Emerging Markets Equity Investments
For the six months ended January 31, 2026:

	Class A
	Shares	Amount
Shares sold	72,111	$1,216,590
Shares repurchased	(86,042)	(1,435,683)
Dividends reinvested	8,313	135,255
Net increase (decrease)	(5,618)	$(83,838)

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	197,759	$3,350,081	1,280,598	$21,967,979
Shares repurchased	(1,602,391)	(27,371,889)	(1,776,558)	(32,157,800)
Dividends reinvested	703,492	11,473,944	336,806	5,624,658
Net increase (decrease)	(701,140)	$(12,547,864)	(159,154)	$(4,565,163)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	1,329	$18,425
Shares repurchased	(43,348)	(585,757)
Dividends reinvested	1,877	24,871
Net increase (decrease)	(40,142)	$(542,461)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	503	$6,721	932,251	$12,587,966
Shares repurchased	(7,592)	(107,187)	(3,358,562)	(45,931,779)
Shares converted	(275,826)	(3,683,293)	277,565	3,683,293
Dividends reinvested	—	—	189,901	2,521,882
Net increase (decrease)	(282,915)	$(3,783,759)	(1,958,845)	$(27,138,638)

	Class P2
	Shares	Amount
Shares sold	7,232,377	$97,433,820
Shares repurchased	(4,468,513)	(61,207,745)
Dividends reinvested	30,617	412,106
Net increase (decrease)	2,794,481	$36,638,181

PACE Global Real Estate Securities Investments
For the six months ended January 31, 2026:

	Class A
	Shares	Amount
Shares sold	—	$—
Shares repurchased	(315)	(2,133)
Dividends reinvested	311	2,017
Net increase (decrease)	(4)	$(116)
	Class P
	Shares	Amount
Shares sold	369,693	$2,350,921
Shares repurchased	(707,848)	(4,498,924)
Dividends reinvested	225,250	1,389,795
Net increase (decrease)	(112,905)	$(758,208)

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	201	$1,465
Shares repurchased	(3,862)	(25,094)
Dividends reinvested	235	1,572
Net increase (decrease)	(3,426)	$(22,057)
	Class P
	Shares	Amount
Shares sold	723,663	$4,612,616
Shares repurchased	(1,817,915)	(11,680,875)
Dividends reinvested	161,255	1,028,807
Net increase (decrease)	(932,997)	$(6,039,452)

PACE Alternative Strategies Investments
For the six months ended January 31, 2026:

	Class A
	Shares	Amount
Shares sold	1,929	$20,824
Shares repurchased	(48,184)	(528,520)
Dividends reinvested	28,115	282,836
Net increase (decrease)	(18,140)	$(224,860)

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	568,438	$6,163,849	172,181	$1,898,602
Shares repurchased	(2,098,232)	(22,683,917)	(126,979)	(1,404,615)
Dividends reinvested	2,349,416	23,752,614	155,563	1,605,412
Net increase (decrease)	819,622	$7,232,546	200,765	$2,099,399

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	11,438	$123,167
Shares repurchased	(30,909)	(336,696)
Dividends reinvested	22,356	236,073
Net increase (decrease)	2,885	$22,544

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	60	$675	1,439,692	$15,693,740
Shares repurchased	(26,839)	(305,546)	(5,040,840)	(54,635,523)
Dividends reinvested	—	—	1,838,616	19,415,786
Net increase (decrease)	(26,779)	$(304,871)	(1,762,532)	$(19,525,997)

	Class P2
	Shares	Amount
Shares sold	378,799	$4,170,017
Shares repurchased	(4,380,922)	(46,928,787)
Dividends reinvested	350,555	3,747,436
Net increase (decrease)	(3,651,568)	$(39,011,334)

Federal tax status

Each of the Portfolios intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Portfolio intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended July 31, 2025 was as follows:

Portfolio	Tax-exempt income	Ordinary income	Long term realized capital gains	Return of capital
UBS Government Money Market Investments Fund	$—	$129,967,630	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	—	8,830,385	—	—
PACE Intermediate Fixed Income Investments	—	11,571,027	—	—
PACE Strategic Fixed Income Investments	—	23,207,646	—	—
PACE Municipal Fixed Income Investments	4,432,624	68,238	—	—
PACE Global Fixed Income Investments	—	5,139,750	—	1,173,400
PACE High Yield Investments	—	11,308,469	—	—
PACE Large Co Value Equity Investments	—	15,793,959	54,368,656	—
PACE Large Co Growth Equity Investments	—	8,815,569	79,318,343	—
PACE Small/Medium Co Value Equity Investments	—	8,995,027	35,554,142	—
PACE Small/Medium Co Growth Equity Investments	—	66	8,190,406	—
PACE International Equity Investments	—	17,510,346	62,404,425	—
PACE International Emerging Markets Equity Investments	—	3,725,350	—	—
PACE Global Real Estate Securities Investments	—	1,119,465	—	—
PACE Alternative Strategies Investments	—	18,716,248	6,237,721	—

The tax character of distributions paid and components of accumulated earnings (deficit) on a tax basis current fiscal year will be determined after the Trust's fiscal year ending July 31, 2026.

PACE Select Advisors Trust

Notes to financial statements (unaudited)

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments, including derivatives, held at January 31, 2026 were as follows:

Portfolio	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on investments
UBS Government Money Market Investments Fund	$2,874,405,955	$—	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	288,354,673	4,951,942	(18,046,507)	(13,094,565)
PACE Intermediate Fixed Income Investments	263,172,799	4,049,044	(3,077,136)	971,908
PACE Strategic Fixed Income Investments	568,860,029	9,907,025	(11,526,780)	(1,619,755)
PACE Municipal Fixed Income Investments	150,854,803	2,347,607	(1,694,927)	652,680
PACE Global Fixed Income Investments	206,466,045	5,646,207	(3,708,309)	1,937,898
PACE High Yield Investments	167,139,851	5,668,030	(9,180,460)	(3,512,430)
PACE Large Co Value Equity Investments	656,597,458	172,012,425	(19,681,207)	152,331,218
PACE Large Co Growth Equity Investments	573,727,852	168,021,593	(17,392,869)	150,628,724
PACE Small/Medium Co Value Equity Investments	244,775,696	49,529,375	(10,085,517)	39,443,858
PACE Small/Medium Co Growth Equity Investments	241,224,395	45,821,687	(27,821,300)	18,000,387
PACE International Equity Investments	576,512,789	253,454,914	(26,371,636)	227,083,278
PACE International Emerging Markets Equity Investments	410,594,406	165,225,608	(11,333,732)	153,891,876
PACE Global Real Estate Securities Investments	56,038,629	4,563,185	(3,126,978)	1,436,207
PACE Alternative Strategies Investments	229,634,381	33,310,850	(26,572,483)	6,738,367

Net capital losses recognized by the Portfolios may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. At July 31, 2025 the following Portfolios had net capital losses that will be carried forward indefinitely as follows:

Portfolio	Short-term losses	Long-term losses	Net capital losses
PACE Mortgage-Backed Securities Fixed Income Investments	$23,753,174	$33,754,910	$57,508,084
PACE Intermediate Fixed Income Investments	17,900,638	27,184,933	45,085,571
PACE Strategic Fixed Income Investments	23,255,391	72,690,448	95,945,839
PACE Municipal Fixed Income Investments	1,027,210	3,483,498	4,510,708
PACE Global Fixed Income Investments	17,702,748	18,258,184	35,960,932
PACE High Yield Investments	1,666,995	31,532,757	33,199,752
PACE International Emerging Markets Equity Investments	1,803,305	—	1,803,305
PACE Global Real Estate Securities Investments	91,297	15,537,931	15,629,228

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Portfolios have conducted an analysis and concluded as of January 31, 2026, there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is each Portfolio's policy to record any significant foreign tax exposures in the financial statements. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended January 31, 2026, the Portfolios did not incur any interest or penalties. Capital gains realized by the Portfolios on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes will be paid by the Portfolios.

Each of the tax years in the four year period ended July 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins
Chair

David R. Malpass

Investment Manager and
Administrator

UBS Asset Management (Americas) LLC
1285 Avenue of the Americas
New York, NY 10019

Principal Underwriter

UBS Asset Management (US) Inc.
1285 Avenue of the Americas
New York, NY 10019

The financial information included herein is taken from the records of the Portfolio without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Portfolios unless accompanied or preceded by an effective prospectus.

©UBS 2026. All rights reserved.
UBS Asset Management (Americas) LLC

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas
New York, NY 10019

S276

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $208,735.

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

September 16-17, 2025 Meeting:

Background—At a meeting of the board of PACE Select Advisors Trust (the "Trust") on September 16-17, 2025 (the "September Meeting"), the members of the board, including the trustees who are not "interested persons" of the Trust (the "Independent Trustees") as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered the approval of an amendment (the "Amendment") to the sub-advisory agreement between UBS Asset Management (Americas) LLC ("UBS AM") and Massachusetts Financial Services Company (d/b/a MFS Investment Management) ("MFS") with respect to PACE Global Real Estate Securities Investments (the "Fund"). Management discussed with the board its proposal to reduce the rate of the sub-advisory fee payable by UBS AM to MFS, which would be effective as of September 1, 2025. Since the board had approved the renewal of the sub-advisory agreement at a meeting held on July 15-16, 2025 (the "July Meeting"), and there had been no material changes in the information presented, the board addressed certain of the relevant considerations, including consideration of the nature, extent and quality of the services under the sub-advisory agreement, fund performance, economies of scale and other benefits that MFS could receive from its association with the Fund, by reference to their considerations and determinations at the July Meeting. The board also received a memorandum at the September Meeting discussing the proposed Amendment to the sub-advisory agreement.

UBS AM represented that there was expected to be no diminution in the nature, extent or quality of the services provided to the Fund by UBS AM or MFS. The board reviewed and considered the proposed contractual sub-advisory fee to be paid by UBS AM to MFS in light of the nature, extent and quality of the sub-advisory services provided by MFS. The board noted that the proposed contractual sub-advisory fee would result in a lower sub-advisory fee to be paid by UBS AM out of the management fee paid to it by the Fund as the Fund's assets grow. The board indicated that it would further consider the implications, if any, of this lower sub-advisory expense to UBS AM, among other matters, when it engages in its next full UBS AM management contract review, or before if appropriate. In this regard, it was noted that UBS AM provides updated profitability data on the Fund on an ongoing quarterly basis, which provides the board with other opportunities to monitor the impact of the proposed changes on profitability going forward.

The board, including a majority of the Independent Trustees, approved the Amendment of the sub-advisory agreement for the Fund. No single factor considered by the board was identified by the board as the principal factor in determining whether to approve the Amendment of the sub-advisory agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

November 18-19, 2025

Background—At a meeting of the board of PACE Select Advisors Trust (the "Trust") on November 18-19, 2025 (the "November Meeting"), the members of the board, including the trustees who are not "interested persons" of the Trust (the "Independent Trustees") as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered the approval of the amendments (each an "Amendment") to the sub-advisory agreements between UBS Asset Management (Americas) LLC ("UBS AM") and Brown Brothers Harriman & Co. ("BBH"), acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department ("BBH Advisory"), to reflect the transition of that business to Brown Brothers Harriman Credit Partners LLC ("BBH Credit") with respect to each of PACE Intermediate Fixed Income Investments ("PACE Intermediate") and PACE Strategic Fixed Income Investments ("PACE Strategic," and together with PACE Intermediate, the "Funds"). Management discussed with the board its proposal to amend the sub-advisory agreements to reflect the internal business reorganization (the "Transaction") in which BBH will transfer certain advisory business and related personnel and assets, including the personnel responsible for providing investment advisory services to the Funds, from BBH Advisory to a new entity, BBH Credit. Management noted that the Amendments would reflect the Transaction, including by transferring the rights and duties from BBH Advisory, as sub-advisor to the Funds, to BBH Credit. UBS AM noted that the sub-advisory fees paid to BBH Credit would remain the same under the Amendments and that the Transaction was not expected to result in a material change to the officers, portfolio managers, or compliance program of the sub-advisor, or the services provided to the Funds.

UBS AM also stated that as part of the Transaction, Affiliated Managers Group, Inc. ("AMG"), through a wholly-owned acquisition subsidiary, would receive a minority equity interest in BBH Credit. Management explained that AMG's equity interest in BBH Credit was not to exceed 25% and that AMG would retain minority equity owner rights and protections, none of which translate into "control" of BBH Credit as that term is defined in Section 2(a)(9) of the 1940 Act and as such, the Transaction would not result in an "assignment" of the sub-advisory agreements under Section 15 of the 1940 Act.

Since the board had approved the renewal of the sub-advisory agreements at a meeting held on July 15-16, 2025 (the "July Meeting"), and there had been no material changes in the information presented, the board addressed certain of the relevant considerations, including consideration of the nature, extent and quality of the services under the sub-advisory agreements, fund performance, economies of scale and other benefits that BBH Credit could receive from its association with the Funds, by reference to their considerations and determinations at the July Meeting. The board also received a memorandum at the November Meeting discussing the proposed Amendment to the sub-advisory agreements.

The board, including a majority of the Independent Trustees, approved the Amendment of the sub-advisory agreement for each Fund. No single factor considered by the board was identified by the board as the principal factor in determining whether to approve the Amendment of each sub-advisory agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH. Not applicable to this filing of a semi-annual report.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99. IRANNOTICE. Not applicable to this filing of a semi-annual report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
Principal Executive Officer

Date:	April 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
Principal Executive Officer

Date:	April 10, 2026

By:	/s/ Rose Ann Bubloski
Rose Ann Bubloski
Principal Financial Officer

Date:	April 10, 2026